SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 98.6%
Communication Services – 6.1%
Alphabet Inc, Cl A *	8,665	$15,187
Alphabet Inc, Cl C *	6,606	11,573
AT&T Inc	303,963	8,742
Comcast Corp, Cl A	322,884	16,919
Facebook Inc, Cl A *	117,519	32,101
Fox Corp	14,250	415
Netflix Inc *	6,810	3,682
Omnicom Group Inc	20,792	1,297
Pinterest Inc, Cl A *	141,815	9,346
TEGNA Inc	131,810	1,839
T-Mobile US Inc *	83,072	11,202
Verizon Communications Inc	348,594	20,480

		132,783

Consumer Discretionary – 11.8%
Advance Auto Parts Inc	17,274	2,721
Alibaba Group Holding ADR *	37,345	8,691
Amazon.com Inc, Cl A *	16,137	52,557
Best Buy Co Inc	82,718	8,254
BorgWarner Inc	363,366	14,040
Brinker International Inc *	24,507	1,386
Capri Holdings Ltd *	11,097	466
Carnival Corp *	59,440	1,287
Dick’s Sporting Goods Inc	68,497	3,850
Dillard’s Inc, Cl A (A)	14,199	895
Dollar General Corp	62,630	13,171
Domino’s Pizza Inc	1,014	389
DR Horton Inc	43,190	2,977
DraftKings Inc, Cl A *	95,587	4,451
eBay Inc	189,311	9,513
Foot Locker Inc, Cl A	57,494	2,325
Ford Motor Co *	152,816	1,343
General Motors Co *	277,570	11,558
Goodyear Tire & Rubber Co/The *	63,073	688
Harley-Davidson Inc, Cl A	78,861	2,894
Kohl’s Corp *	42,557	1,732
Las Vegas Sands Corp *	15,049	897
Lear Corp	27,328	4,346
Lennar Corp, Cl A	6,546	499
Lithia Motors Inc, Cl A	6,011	1,759
Lowe’s Cos Inc	119,624	19,201
Lululemon Athletica Inc *	1,960	682
Magna International Inc, Cl A	69,414	4,915
MercadoLibre Inc *	2,290	3,836
NIKE Inc, Cl B	55,029	7,785
O’Reilly Automotive Inc *	17,020	7,703
PulteGroup Inc	229,169	9,882
Ross Stores Inc *	148,633	18,254
Royal Caribbean Cruises Ltd *	25,223	1,884
Starbucks Corp	56,696	6,065
Target Corp, Cl A	64,322	11,355

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Thor Industries Inc	14,319	$1,332
Ulta Beauty Inc *	7,485	2,149
Vail Resorts Inc *	5,449	1,520
Whirlpool Corp	27,260	4,920
Wyndham Destinations Inc	43,982	1,973
Yum China Holdings Inc	7,403	423

		256,568

Consumer Staples – 7.4%
Altria Group Inc	157,178	6,444
Coca-Cola Co/The	128,168	7,029
Coca-Cola European Partners PLC	149,960	7,472
Conagra Brands Inc	268,905	9,750
Ingredion Inc	89,406	7,034
J M Smucker Co/The	96,631	11,171
Kraft Heinz Co/The	32,618	1,130
Kroger Co/The	744,995	23,661
Molson Coors Beverage Co, Cl B *	168,794	7,628
Monster Beverage Corp *	6,169	570
PepsiCo Inc	69,802	10,352
Philip Morris International Inc	152,724	12,644
Pilgrim’s Pride Corp *	84,795	1,663
Procter & Gamble Co/The	2,809	391
Sysco Corp, Cl A	225,966	16,780
TreeHouse Foods Inc *	33,320	1,416
Tyson Foods Inc, Cl A	120,839	7,787
Unilever ADR	360,186	21,741
US Foods Holding Corp *	79,940	2,663
Walgreens Boots Alliance Inc	100,117	3,993

		161,319

Energy – 2.0%
BP PLC ADR	186,322	3,824
Canadian Natural Resources Ltd	169,206	4,069
Chevron Corp	124,464	10,511
ConocoPhillips	93,287	3,731
Devon Energy Corp	136,912	2,164
HollyFrontier Corp	74,961	1,938
Marathon Petroleum Corp	223,922	9,261
Phillips 66	61,420	4,296
Valero Energy Corp	54,177	3,065

		42,859

Financials – 14.4%
Aflac Inc	208,535	9,274
Allstate Corp/The	8,234	905
Ameriprise Financial Inc	25,172	4,892
Annaly Capital Management Inc ‡	582,393	4,921
Assured Guaranty Ltd	13,442	423
Banco Santander SA ADR *	646,237	1,971
Bank of America Corp	951,771	28,848
Bank of New York Mellon Corp/The	32,055	1,360
Berkshire Hathaway Inc, Cl B *	117,985	27,357

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BlackRock Inc	710	$512
Capital One Financial Corp	209,974	20,756
Charles Schwab Corp/The	219,118	11,622
CIT Group Inc	34,391	1,235
Citigroup Inc	269,167	16,597
Citizens Financial Group Inc	123,613	4,420
CME Group Inc	6,844	1,246
Comerica Inc	55,135	3,080
Discover Financial Services	40,853	3,698
Essent Group Ltd	49,168	2,124
Everest Re Group Ltd	5,574	1,305
Fifth Third Bancorp	194,435	5,361
First Republic Bank/CA	120,561	17,714
Goldman Sachs Group Inc/The	3,354	884
Hartford Financial Services Group Inc/The	68,036	3,332
JPMorgan Chase & Co	92,216	11,718
KeyCorp	155,139	2,546
KKR & Co Inc	55,247	2,237
Lincoln National Corp	20,430	1,028
Markel Corp *	13,414	13,861
Marsh & McLennan Cos Inc	103,606	12,122
MetLife Inc	8,985	422
Moody’s Corp	39,148	11,362
Morgan Stanley	84,421	5,785
PNC Financial Services Group Inc/The	13,677	2,038
Popular Inc	54,050	3,044
Progressive Corp/The	72,430	7,162
Radian Group Inc	78,880	1,597
Regions Financial Corp	253,557	4,087
Reinsurance Group of America Inc, Cl A	4,633	537
S&P Global Inc	39,768	13,073
SLM Corp	302,734	3,751
State Street Corp	178,723	13,008
Two Harbors Investment Corp ‡	494,781	3,152
US Bancorp	282,985	13,184
Voya Financial Inc	62,675	3,686
Wells Fargo & Co	202,039	6,098
Zions Bancorp NA	111,259	4,833

		314,168

Health Care – 14.9%
AbbVie Inc	51,700	5,540
Agilent Technologies Inc	47,500	5,628
Alexion Pharmaceuticals Inc *	48,114	7,517
Align Technology Inc *	5,207	2,782
AmerisourceBergen Corp, Cl A	106,610	10,422
Amgen Inc, Cl A	77,942	17,920
AstraZeneca PLC ADR	32,144	1,607
Becton Dickinson and Co	64,212	16,067
Biogen Inc *	13,774	3,373
Boston Scientific Corp *	72,238	2,597
Bristol-Myers Squibb Co	155,447	9,642

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cardinal Health Inc	43,195	$2,314
CVS Health Corp	281,698	19,240
Danaher Corp, Cl A	49,288	10,949
DaVita Inc *	25,364	2,978
DexCom Inc *	5,669	2,096
Gilead Sciences Inc	34,934	2,035
Guardant Health Inc *	16,601	2,140
HCA Healthcare Inc *	39,751	6,537
Hill-Rom Holdings Inc	9,975	977
Humana Inc	34,079	13,982
Jazz Pharmaceuticals PLC *	41,757	6,892
Johnson & Johnson	233,859	36,805
McKesson Corp	30,243	5,260
Medtronic PLC	75,946	8,896
Merck & Co Inc	315,623	25,818
Mettler-Toledo International Inc *	9,566	10,902
Pfizer Inc	302,791	11,146
Regeneron Pharmaceuticals Inc *	11,069	5,348
Teleflex Inc	37,086	15,263
UnitedHealth Group Inc	70,700	24,793
Vertex Pharmaceuticals Inc *	41,075	9,708
Viatris Inc, Cl W *	175,351	3,286
Zimmer Biomet Holdings Inc	97,355	15,001

		325,461

Industrials – 10.2%
AerCap Holdings NV *	22,397	1,021
AGCO Corp	49,960	5,150
Allison Transmission Holdings Inc	79,368	3,423
American Airlines Group Inc *(A)	48,305	762
AMETEK Inc	89,229	10,791
Chart Industries Inc *	46,581	5,487
Cintas Corp	13,785	4,872
CSX Corp	32,431	2,943
Cummins Inc	43,439	9,865
Delta Air Lines Inc, Cl A *	36,240	1,457
Emerson Electric Co	96,187	7,731
FedEx Corp	30,116	7,819
Fortive Corp	150,927	10,689
Honeywell International Inc	138,381	29,434
Huntington Ingalls Industries Inc, Cl A	16,674	2,843
JB Hunt Transport Services Inc	52,753	7,209
L3Harris Technologies Inc	54,881	10,374
ManpowerGroup Inc	29,203	2,633
MasTec Inc *	31,740	2,164
Nordson Corp	15,842	3,183
Otis Worldwide Corp	92,610	6,256
Owens Corning	15,863	1,202
Raytheon Technologies Corp	95,995	6,865
Rockwell Automation Inc	45,988	11,534
Roper Technologies Inc	28,888	12,453
Spirit AeroSystems Holdings Inc, Cl A	32,011	1,251

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Stanley Black & Decker Inc	71,939	$12,845
Textron Inc	87,866	4,247
Timken Co/The	90,317	6,987
TransDigm Group Inc *	13,606	8,420
Uber Technologies Inc *	66,264	3,379
Union Pacific Corp	11,599	2,415
United Airlines Holdings Inc *	30,111	1,302
WW Grainger Inc	33,540	13,696

		222,702

Information Technology – 22.4%
Adobe Inc *	62,259	31,137
Advanced Micro Devices Inc *	60,073	5,509
Amdocs Ltd	6,700	475
Amphenol Corp, Cl A	28,176	3,685
Apple Inc	547,445	72,640
Applied Materials Inc	146,722	12,662
Arista Networks Inc *	25,786	7,493
Arrow Electronics Inc, Cl A *	4,913	478
Automatic Data Processing Inc	24,504	4,318
Cadence Design Systems Inc *	9,080	1,239
Ceridian HCM Holding Inc *	4,386	467
Cisco Systems Inc	151,519	6,780
Cognizant Technology Solutions Corp, Cl A	6,236	511
DXC Technology Co *	23,705	610
Fiserv Inc, Cl A *	53,932	6,141
Five9 Inc *	17,860	3,115
Global Payments Inc	88,067	18,971
Hewlett Packard Enterprise Co	262,573	3,112
HP Inc	130,088	3,199
Intel Corp	208,653	10,395
International Business Machines Corp	24,273	3,055
Intuit Inc	80,673	30,644
KLA Corp	24,280	6,286
Lam Research Corp	22,493	10,623
Marvell Technology Group Ltd	114,440	5,440
Microchip Technology Inc	196,410	27,126
Micron Technology Inc *	43,534	3,273
Microsoft Corp	242,452	53,926
Motorola Solutions Inc	80,931	13,763
NVIDIA Corp	12,174	6,357
NXP Semiconductors NV	51,083	8,123
ON Semiconductor Corp *	128,798	4,216
Oracle Corp, Cl B	102,994	6,663
PayPal Holdings Inc *	80,558	18,867
QUALCOMM Inc	155,874	23,746
RingCentral Inc, Cl A *	8,405	3,185
salesforce.com *	89,011	19,808
SAP SE ADR (A)	88,219	11,503
Trade Desk Inc/The, Cl A *	470	376
Visa Inc, Cl A	139,382	30,487
Vishay Intertechnology Inc	103,407	2,142

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vontier Corp *	95,157	$3,178
Xerox Holdings Corp	45,344	1,052

		486,776

Materials – 4.2%
Air Products and Chemicals Inc	65,244	17,826
Alcoa Corp *	47,957	1,105
AptarGroup Inc	26,627	3,645
Arconic *	29,700	885
Avery Dennison Corp	57,262	8,882
Berry Global Group Inc *	7,848	441
Cabot Corp	33,480	1,503
Celanese Corp, Cl A	21,548	2,800
Corteva Inc	103,970	4,026
Crown Holdings Inc *	42,674	4,276
DuPont de Nemours Inc	38,689	2,751
Eastman Chemical Co	64,275	6,445
Ecolab Inc	19,559	4,232
Freeport-McMoRan Inc, Cl B *	143,904	3,744
Huntsman Corp	225,826	5,677
Linde PLC	25,078	6,608
LyondellBasell Industries NV, Cl A	17,517	1,606
Newmont Corp	15,660	938
O-I Glass Inc, Cl I *	42,329	504
Reliance Steel & Aluminum Co	18,012	2,157
Sherwin-Williams Co/The, Cl A	6,519	4,791
Steel Dynamics Inc	47,461	1,750
Vulcan Materials Co	14,910	2,211
Westrock Co	39,037	1,699

		90,502

Real Estate – 2.3%
American Homes 4 Rent, Cl A ‡	185,198	5,556
American Tower Corp, Cl A ‡	43,396	9,741
Boston Properties Inc ‡	30,673	2,900
Crown Castle International Corp ‡	115,070	18,318
Diversified Healthcare Trust ‡	99,612	410
Gaming and Leisure Properties Inc ‡	64,491	2,734
Host Hotels & Resorts Inc *‡	193,029	2,824
Omega Healthcare Investors Inc ‡	42,759	1,553
Ryman Hospitality Properties Inc *‡	35,565	2,410
Service Properties Trust ‡	41,010	471
VEREIT ‡	71,842	2,715

		49,632

Utilities – 2.9%
Ameren Corp	5,459	426
DTE Energy Co	3,221	391
Evergy Inc	7,672	426
Exelon Corp	202,660	8,556
FirstEnergy Corp	159,779	4,891
MDU Resources Group Inc	97,537	2,569
NextEra Energy Inc	208,382	16,077

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NiSource Inc	324,495	$7,444
NRG Energy Inc	101,772	3,821
PPL Corp	296,482	8,361
Public Service Enterprise Group Inc	7,593	443
UGI Corp	188,860	6,603
Vistra Corp	211,873	4,165

		64,173

Total Common Stock (Cost $1,360,088) ($ Thousands)		2,146,943

FOREIGN COMMON STOCK – 0.6%

United Kingdom – 0.6%
Seagate Technology PLC	77,003	4,787
Willis Towers Watson PLC	43,822	9,232

Total Foreign Common Stock (Cost $12,684) ($ Thousands)		14,019

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP – 0.6%
SEI Liquidity Fund, L.P. 0.080% **†(B)	13,232,246	$13,241

Total Affiliated Partnership (Cost $13,232) ($ Thousands)		13,241

CASH EQUIVALENT – 0.8%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	16,571,572	16,572

Total Cash Equivalent (Cost $16,572) ($ Thousands)		16,572

Total Investments in Securities – 100.6% (Cost $1,402,576) ($ Thousands)		$2,190,775

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	54	Mar-2021	$10,047	$10,122	$75
S&P Mid Cap 400 Index E-MINI	2	Mar-2021	456	460	4

			$10,503	$10,582	$79

Percentages are based on Net Assets of $2,177,326 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2020. The total market value of securities on loan at December 31, 2020 was $12,924 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2020 was $13,241 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the levels of inputs used as of December 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,146,943	–	–	2,146,943
Foreign Common Stock	14,019	–	–	14,019
Affiliated Partnership	–	13,241	–	13,241
Cash Equivalent	16,572	–	–	16,572

Total Investments in Securities	2,177,534	13,241	–	2,190,775

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	79	–	–	79

Total Other Financial Instruments	79	–	–	79

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$14,838	$ 40,612	$ (42,209)	$–	$–	$13,241	13,232,246	$36	$–
SEI Daily Income Trust, Government Fund, Cl F	15,549	114,233	(113,210)	–	–	16,572	16,571,572	–	–

Totals	$30,387	$154,845	$ (155,419)	$–	$–	$29,813		$36	$–

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 99.1%
Communication Services – 7.0%
AT&T Inc	1,178,346	$33,889
BCE Inc	336,721	14,412
Comcast Corp, Cl A	220,014	11,529
Facebook Inc, Cl A *	12,932	3,533
Fox Corp	164,192	4,781
News Corp, Cl A	62,215	1,118
Omnicom Group Inc	123,622	7,710
TEGNA Inc	207,913	2,901
Verizon Communications Inc	286,061	16,806
ViacomCBS Inc, Cl B	92,057	3,430

		100,109

Consumer Discretionary – 9.2%
Best Buy Co Inc	70,456	7,031
BorgWarner Inc	64,697	2,500
Brinker International Inc *	18,903	1,069
Carnival Corp *	89,490	1,938
Dick’s Sporting Goods Inc	41,401	2,327
Dillard’s Inc, Cl A (A)	16,451	1,037
DR Horton Inc	13,719	946
eBay Inc	141,487	7,110
Foot Locker Inc, Cl A	56,648	2,291
Ford Motor Co *	192,027	1,688
General Motors Co *	368,443	15,342
Genuine Parts Co	148,224	14,886
Goodyear Tire & Rubber Co/The *	123,268	1,345
Kohl’s Corp *	41,733	1,698
Lear Corp	26,668	4,241
Lowe’s Cos Inc	67,949	10,907
Magna International Inc, Cl A	32,190	2,279
PulteGroup Inc	228,454	9,851
Target Corp, Cl A	181,645	32,066
Thor Industries Inc	16,327	1,518
Ulta Beauty Inc *	12,966	3,723
Whirlpool Corp	16,140	2,913
Wyndham Destinations Inc	47,820	2,145

		130,851

Consumer Staples – 8.5%
Altria Group Inc	174,494	7,154
Conagra Brands Inc	33,575	1,217
Diageo PLC ADR	56,231	8,930
Ingredion Inc	77,909	6,129
J M Smucker Co/The	17,876	2,067
Kimberly-Clark Corp	86,741	11,695
Kraft Heinz Co/The	72,282	2,505
Kroger Co/The	465,551	14,786
Molson Coors Beverage Co, Cl B *	170,159	7,690
Philip Morris International Inc	197,767	16,373
Pilgrim’s Pride Corp *	28,357	556
Procter & Gamble Co/The	43,331	6,029
TreeHouse Foods Inc *	48,556	2,063

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tyson Foods Inc, Cl A	124,438	$8,019
Unilever ADR	172,247	10,397
Walgreens Boots Alliance Inc	227,099	9,057
Walmart Inc	45,434	6,549

		121,216

Energy – 4.3%
BP PLC ADR	124,070	2,546
Canadian Natural Resources Ltd	133,180	3,203
Chevron Corp	191,290	16,154
ConocoPhillips	365,716	14,625
Devon Energy Corp	67,836	1,072
Exxon Mobil Corp	220,170	9,075
HollyFrontier Corp	71,368	1,845
Marathon Petroleum Corp	99,828	4,129
Phillips 66	48,225	3,373
Valero Energy Corp	75,422	4,267

		60,289

Financials – 19.9%
Aflac Inc	68,086	3,028
Allstate Corp/The	20,741	2,280
Ameriprise Financial Inc	29,427	5,719
Annaly Capital Management Inc ‡	586,787	4,958
Banco Santander SA ADR *	752,254	2,294
Bank of America Corp	947,713	28,725
Bank of New York Mellon Corp/The	201,580	8,555
Berkshire Hathaway Inc, Cl B *	50,385	11,683
BlackRock Inc	3,843	2,773
Capital One Financial Corp	28,002	2,768
Chubb Ltd	91,789	14,128
Citigroup Inc	606,551	37,400
Citizens Financial Group Inc	134,539	4,811
Comerica Inc	47,951	2,678
Discover Financial Services	64,266	5,818
Essent Group Ltd	30,779	1,330
Everest Re Group Ltd	4,347	1,017
Fifth Third Bancorp	113,014	3,116
Goldman Sachs Group Inc/The	7,938	2,093
Hartford Financial Services Group Inc/The	38,984	1,909
JPMorgan Chase & Co	286,213	36,369
KeyCorp	125,944	2,067
Lincoln National Corp	28,550	1,436
MetLife Inc	76,945	3,613
Morgan Stanley	307,584	21,079
PNC Financial Services Group Inc/The	12,343	1,839
Popular Inc	58,412	3,290
Principal Financial Group Inc, Cl A	18,704	928
Prudential Financial Inc	54,813	4,279
Radian Group Inc	57,125	1,157
Regions Financial Corp	201,984	3,256
SLM Corp	315,938	3,914
State Street Corp	47,517	3,458

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Synchrony Financial	69,657	$2,418
T Rowe Price Group Inc	23,460	3,552
Travelers Cos Inc/The	39,979	5,612
Truist Financial Corp	211,571	10,141
Two Harbors Investment Corp ‡	333,970	2,127
Voya Financial Inc	105,231	6,189
Wells Fargo & Co	475,636	14,355
Zions Bancorp NA	96,748	4,203

		282,365

Health Care – 13.5%
AbbVie Inc	32,103	3,440
Alexion Pharmaceuticals Inc *	47,871	7,479
AmerisourceBergen Corp, Cl A	7,893	772
Amgen Inc, Cl A	13,691	3,148
AstraZeneca PLC ADR	17,053	852
Biogen Inc *	8,893	2,177
Bristol-Myers Squibb Co	115,806	7,183
Cardinal Health Inc	93,629	5,015
CVS Health Corp	135,253	9,238
DaVita Inc *	17,700	2,078
Eli Lilly and Co	61,348	10,358
Gilead Sciences Inc	81,054	4,722
GlaxoSmithKline ADR	7,695	283
HCA Healthcare Inc *	30,247	4,974
Jazz Pharmaceuticals PLC *	40,356	6,661
Johnson & Johnson	182,385	28,704
McKesson Corp	41,015	7,133
Medtronic PLC	131,252	15,375
Merck & Co Inc	255,473	20,898
Novartis AG ADR	166,500	15,723
Pfizer Inc	801,968	29,520
Regeneron Pharmaceuticals Inc *	4,282	2,069
Viatris Inc, Cl W *	236,348	4,429

		192,231

Industrials – 10.4%
3M Co	61,376	10,728
AerCap Holdings NV *	63,393	2,889
AGCO Corp	40,664	4,192
Allison Transmission Holdings Inc	68,559	2,957
American Airlines Group Inc *(A)	41,207	650
Chart Industries Inc *	57,317	6,751
Cummins Inc	49,555	11,254
Delta Air Lines Inc, Cl A *	83,459	3,356
FedEx Corp	27,070	7,028
General Dynamics Corp	74,669	11,112
Huntington Ingalls Industries Inc, Cl A	15,906	2,712
Johnson Controls International PLC	446,245	20,791
ManpowerGroup Inc	55,146	4,973
MasTec Inc *	25,526	1,740
Oshkosh Corp	17,457	1,503
Owens Corning	23,991	1,818

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PACCAR Inc	38,919	$3,358
Quanta Services Inc	3,932	283
Raytheon Technologies Corp	209,293	14,967
Robert Half International Inc	7,590	474
Siemens AG ADR	197,944	14,210
Snap-on Inc	4,951	847
Spirit AeroSystems Holdings Inc, Cl A	43,367	1,695
Textron Inc	90,821	4,389
Timken Co/The	50,058	3,873
United Airlines Holdings Inc *	43,865	1,897
United Parcel Service Inc, Cl B	43,862	7,386

		147,833

Information Technology – 10.7%
Amdocs Ltd	68,616	4,867
Applied Materials Inc	62,102	5,359
Arista Networks Inc *	22,315	6,484
Arrow Electronics Inc, Cl A *	43,920	4,273
Broadcom Inc	19,085	8,356
Cisco Systems Inc	416,858	18,654
Cognizant Technology Solutions Corp, Cl A	96,344	7,895
Corning Inc, Cl B	34,418	1,239
DXC Technology Co *	63,786	1,643
Hewlett Packard Enterprise Co	444,891	5,272
HP Inc	436,539	10,735
Intel Corp	615,695	30,674
International Business Machines Corp	45,435	5,719
Jabil Inc	51,212	2,178
Lam Research Corp	9,078	4,287
Marvell Technology Group Ltd	74,411	3,538
Micron Technology Inc *	60,094	4,518
Microsoft Corp	48,933	10,884
ON Semiconductor Corp *	54,324	1,778
Oracle Corp, Cl B	130,766	8,459
Seagate Technology PLC	48,818	3,035
Vishay Intertechnology Inc	27,120	562
Xerox Holdings Corp	102,236	2,371

		152,780

Materials – 6.0%
Alcoa Corp *	78,377	1,807
Berry Global Group Inc *	21,032	1,182
Cabot Corp	38,287	1,718
Celanese Corp, Cl A	52,678	6,845
Corteva Inc	148,785	5,761
Crown Holdings Inc *	54,012	5,412
Dow Inc	153,907	8,542
DuPont de Nemours Inc	42,979	3,056
Eastman Chemical Co	99,274	9,955
Freeport-McMoRan Inc, Cl B *	131,567	3,423
Huntsman Corp	239,010	6,009
International Paper Co	111,708	5,554
LyondellBasell Industries NV, Cl A	41,806	3,832

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Newmont Corp	76,759	$4,597
O-I Glass Inc, Cl I *	117,858	1,403
PPG Industries Inc	22,243	3,208
Reliance Steel & Aluminum Co	42,909	5,138
Steel Dynamics Inc	124,165	4,578
Westrock Co	77,285	3,364

		85,384

Real Estate – 4.0%
Boston Properties Inc ‡	72,204	6,825
Diversified Healthcare Trust ‡	94,700	390
Gaming and Leisure Properties Inc ‡	122,277	5,185
Healthpeak Properties Inc ‡	463,910	14,024
Host Hotels & Resorts Inc *‡	252,421	3,693
Omega Healthcare Investors Inc ‡	139,050	5,050
Ryman Hospitality Properties Inc *‡	54,140	3,669
VEREIT ‡	127,338	4,812
Welltower Inc ‡	197,726	12,777

		56,425

Utilities – 5.6%
Consolidated Edison Inc	6,978	504
Duke Energy Corp	102,972	9,428
Exelon Corp	281,066	11,867
FirstEnergy Corp	75,184	2,301
MDU Resources Group Inc	201,573	5,309
NextEra Energy Inc	290,552	22,416
NiSource Inc	225,088	5,164

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NRG Energy Inc	92,753	$3,483
PPL Corp	255,777	7,213
UGI Corp	135,237	4,728
Vistra Corp	368,037	7,236

		79,649

Total Common Stock (Cost $1,077,736) ($ Thousands)		1,409,132

AFFILIATED PARTNERSHIP – 0.1%
SEI Liquidity Fund, L.P. 0.080% **†(B)	1,746,894	1,743

Total Affiliated Partnership (Cost $1,746) ($ Thousands)		1,743

CASH EQUIVALENT – 0.9%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	12,127,661	12,128

Total Cash Equivalent (Cost $12,128) ($ Thousands)		12,128

Total Investments in Securities – 100.1% (Cost $1,091,610) ($ Thousands)		$1,423,003

A list of the open futures contracts held by the Fund at December 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	22	Mar-2021	$4,070	$4,124	$54
S&P Mid Cap 400 Index E-MINI	17	Mar-2021	3,899	3,916	17

			$7,969	$8,040	$71

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Value Fund (Concluded)

Percentages are based on Net Assets of $1,421,347 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2020. The total market value of securities on loan at December 31, 2020 was $1,681 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2020 was $1,743 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

L.P. – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

S&P – Standard & Poor’s

Ser – Series

The following is a list of the level of inputs used as of December 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,409,132	–	–	1,409,132
Affiliated Partnership	–	1,743	–	1,743
Cash Equivalent	12,128	–	–	12,128

Total Investments in Securities	1,421,260	1,743	–	1,423,003

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	71	–	–	71

Total Other Financial Instruments	71	–	–	71

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 2,813	$29,614	$ (30,683)	$–	$(1)	$1,743	1,746,894	$7	$–
SEI Daily Income Trust, Government Fund, Cl F	13,611	53,406	(54,889)	–	–	12,128	12,127,661	–	–

Totals	$ 16,424	$83,020	$ (85,572)	$–	$(1)	$13,871		$7	$–

Amounts designated as “–” are $0 or have been rounded to $0.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 98.5%
Communication Services – 10.1%
Alphabet Inc, Cl A *	17,895	$31,364
Alphabet Inc, Cl C *	17,605	30,842
Facebook Inc, Cl A *	196,247	53,607
IAC/InterActiveCorp*	961	182
Match Group Inc *	7,801	1,179
Netflix Inc *	22,717	12,284
Pinterest Inc, Cl A *	217,883	14,358
Spotify Technology SA *	1,137	358
T-Mobile US Inc *	186,958	25,211

		169,385

Consumer Discretionary – 16.7%
Alibaba Group Holding ADR *	76,762	17,865
Amazon.com Inc, Cl A *	34,147	111,214
AutoZone Inc *	14,710	17,438
Best Buy Co Inc	2,740	273
Booking Holdings Inc *	153	341
Dick’s Sporting Goods Inc	5,338	300
Domino’s Pizza Inc	787	302
DraftKings Inc, Cl A *	188,034	8,755
eBay Inc	63,108	3,171
Etsy Inc *	20,167	3,588
Home Depot Inc/The	12,040	3,198
Las Vegas Sands Corp *	64,528	3,846
Lennar Corp, Cl A	112,114	8,546
Lithia Motors Inc, Cl A	21,610	6,325
Lowe’s Cos Inc	122,782	19,708
Lululemon Athletica Inc *	34,643	12,057
MercadoLibre Inc *	3,511	5,882
NIKE Inc, Cl B	91,789	12,985
Starbucks Corp	80,891	8,654
Target Corp, Cl A	1,946	344
Tesla Inc *	24,806	17,505
TJX Cos Inc/The	201,293	13,746
Vail Resorts Inc *	9,074	2,531
Williams-Sonoma Inc	3,472	353
Yum China Holdings Inc	5,939	339

		279,266

Consumer Staples – 4.2%
Casey’s General Stores Inc	6,286	1,123
Colgate-Palmolive Co	135,085	11,551
Estee Lauder Cos Inc/The, Cl A	1,432	381
Herbalife Nutrition Ltd *	7,055	339
Kroger Co/The	77,136	2,450
Monster Beverage Corp *	39,566	3,659
Nu Skin Enterprises Inc, Cl A	27,385	1,496
PepsiCo Inc	160,728	23,836
Philip Morris International Inc	3,946	326
Procter & Gamble Co/The	83,694	11,645
Sprouts Farmers Market Inc *	84,831	1,705

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
US Foods Holding Corp *	334,208	$11,133

		69,644

Financials – 4.5%
BlackRock Inc	1,854	1,338
CME Group Inc	66,778	12,157
FactSet Research Systems Inc	19,720	6,557
First Hawaiian Inc	66,518	1,568
Moody’s Corp	62,893	18,254
Morgan Stanley	33,985	2,329
MSCI Inc, Cl A	34,458	15,387
S&P Global Inc	34,598	11,373
T Rowe Price Group Inc	11,932	1,806
US Bancorp	74,835	3,487
Virtu Financial Inc, Cl A	13,360	336

		74,592

Health Care – 13.6%
Abbott Laboratories	77,879	8,527
ABIOMED Inc *	1,192	386
ACADIA Pharmaceuticals Inc *	96,505	5,159
Alexion Pharmaceuticals Inc *	2,562	400
Align Technology Inc *	27,813	14,863
Amgen Inc, Cl A	1,229	283
Becton Dickinson and Co	54,004	13,513
Biogen Inc *	1,237	303
Boston Scientific Corp *	134,145	4,823
Catalent Inc *	126,727	13,188
Danaher Corp, Cl A	99,512	22,106
DaVita Inc *	20,688	2,429
DexCom Inc *	13,644	5,044
Edwards Lifesciences Corp, Cl A *	3,737	341
Guardant Health Inc *	55,601	7,166
Horizon Therapeutics PLC *	5,487	401
Humana Inc	744	305
IDEXX Laboratories Inc *	871	435
Jazz Pharmaceuticals PLC *	2,084	344
Johnson & Johnson	84,496	13,298
McKesson Corp	6,896	1,199
Merck & Co Inc	120,524	9,859
Mettler-Toledo International Inc *	11,472	13,074
Neurocrine Biosciences Inc *	3,069	294
Quidel Corp *	10,618	1,908
Regeneron Pharmaceuticals Inc *	552	267
Stryker Corp	45,868	11,240
Teladoc Health Inc *(A)	29,167	5,832
Teleflex Inc	22,816	9,390
UnitedHealth Group Inc	127,782	44,811
Veeva Systems Inc, Cl A *	9,342	2,543
Vertex Pharmaceuticals Inc *	49,356	11,665

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Waters Corp *	1,346	$333

		225,729

Industrials – 5.3%
Boeing Co/The *	5,197	1,112
Carrier Global Corp	334,869	12,631
Cintas Corp	17,860	6,313
CoStar Group Inc *	1,960	1,812
FedEx Corp	2,077	539
Graco Inc	135,851	9,829
Lockheed Martin Corp	22,959	8,150
Middleby Corp/The *	73,090	9,423
Nordson Corp	1,545	310
Otis Worldwide Corp	102,317	6,912
Rockwell Automation Inc	1,392	349
Trane Technologies PLC	45,424	6,594
TransDigm Group Inc *	13,048	8,075
Uber Technologies Inc *	91,587	4,671
Union Pacific Corp	54,750	11,400

		88,120

Information Technology – 41.3%
Adobe Inc *	81,146	40,583
Advanced Micro Devices Inc *	93,935	8,615
Analog Devices Inc	97,809	14,449
Apple Inc	1,055,802	140,094
Applied Materials Inc	306,055	26,413
Broadcom Inc	33,480	14,659
Cadence Design Systems Inc *	24,337	3,320
Ciena Corp *	39,004	2,061
Crowdstrike Holdings Inc, Cl A *	24,383	5,165
Dropbox Inc, Cl A *	17,033	378
EPAM Systems Inc *	18,381	6,587
Fastly Inc, Cl A *	2,562	224
Fiserv Inc, Cl A *	95,993	10,930
Five9 Inc *	24,128	4,208
Fortinet Inc *	14,750	2,191
GoDaddy Inc, Cl A *	4,171	346
Intuit Inc	51,247	19,466
KLA Corp	19,457	5,038
Lam Research Corp	4,361	2,060
Manhattan Associates Inc *	3,132	329
Mastercard Inc, Cl A	97,521	34,809
Microsoft Corp	626,951	139,446
Monolithic Power Systems Inc	3,297	1,207
NetApp Inc	6,957	461
NVIDIA Corp	36,311	18,962
NXP Semiconductors NV	97,591	15,518
Okta Inc, Cl A *	13,324	3,388
Oracle Corp, Cl B	231,884	15,001
Paycom Software Inc *	17,434	7,884
PayPal Holdings Inc *	142,442	33,360
Pure Storage Inc, Cl A *	59,282	1,340

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Qorvo Inc *	27,906	$4,640
QUALCOMM Inc	85,084	12,962
RingCentral Inc, Cl A *	13,839	5,245
salesforce.com *	114,429	25,464
ServiceNow Inc *	22,029	12,125
Taiwan Semiconductor Manufacturing Co Ltd ADR	17,209	1,876
Teradyne Inc	9,505	1,140
Trade Desk Inc/The, Cl A *	4,754	3,808
Ubiquiti Inc	1,203	335
VeriSign Inc *	6,131	1,327
Visa Inc, Cl A	194,872	42,624

		690,038

Materials – 2.5%
Air Products and Chemicals Inc	4,015	1,097
Ecolab Inc	12,684	2,744
Freeport-McMoRan Inc, Cl B *	267,879	6,970
Linde PLC	26,653	7,023
Reliance Steel & Aluminum Co	2,965	355
Sherwin-Williams Co/The, Cl A	32,881	24,165

		42,354

Real Estate – 0.3%
Crown Castle International Corp ‡	35,242	5,610

Total Common Stock (Cost $767,024) ($ Thousands)		1,644,738

FOREIGN COMMON STOCK – 0.6%

Taiwan – 0.6%
Sea Ltd ADR *	47,376	9,430

Total Foreign Common Stock (Cost $1,737) ($ Thousands)		9,430

AFFILIATED PARTNERSHIP – 0.3%
SEI Liquidity Fund, L.P. 0.080% **(B)	5,962,129	5,959

Total Affiliated Partnership (Cost $5,962) ($ Thousands)		5,959

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 1.1%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	17,646,676	$17,647

Total Cash Equivalent (Cost $17,647) ($ Thousands)		17,647

Total Investments in Securities – 100.5% (Cost $792,370) ($ Thousands)		$1,677,774

A list of the open futures contracts held by the Fund at December 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	59	Mar-2021	$10,786	$11,059	$273

Percentages are based on Net Assets of $1,669,768 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2020. The total market value of securities on loan at December 31, 2020 was $5,739 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2020 was $5,959 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

L.P. – Limited Partnership

Ltd – Limited

PLC – Public Limited Company

S&P – Standard & Poor’s

The following is a list of the levels of inputs used as of December 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,644,738	–	–	1,644,738
Foreign Common Stock	9,430	–	–	9,430
Affiliated Partnership	–	5,959	–	5,959
Cash Equivalent	17,647	–	–	17,647

Total Investments in Securities	1,671,815	5,959	–	1,677,774

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	273	–	–	273

Total Other Financial Instruments	273	–	–	273

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 9,033	$28,775	$(31,848)	$–	$(1)	$5,959	5,962,129	$4	$–
SEI Daily Income Trust, Government Fund, Cl F	15,424	73,919	(71,696)	–	–	17,647	17,646,676	–	–

Totals	$24,457	$102,694	$(103,544)	$–	$(1)	$23,606		$4	$–

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 98.3%
Communication Services – 10.2%
Activision Blizzard Inc	17,508	$1,626
Alphabet Inc, Cl A *	6,954	12,188
Alphabet Inc, Cl C *	6,739	11,806
Altice USA Inc, Cl A *	6,900	261
AT&T Inc	164,960	4,744
Cable One Inc	123	274
CenturyLink Inc	24,895	243
Charter Communications Inc, Cl A *	3,351	2,217
Comcast Corp, Cl A	104,793	5,491
Discovery Inc, Cl A *	3,600	108
Discovery Inc, Cl C *	7,117	186
DISH Network Corp, Cl A *	5,411	175
Electronic Arts Inc	6,569	943
Facebook Inc, Cl A *	55,495	15,159
Fox Corp	11,031	320
IAC/InterActiveCorp *	1,720	326
Interpublic Group of Cos Inc/The	8,700	205
John Wiley & Sons Inc, Cl A	900	41
Liberty Broadband Corp, Cl A *	600	94
Liberty Broadband Corp, Cl C *	3,663	580
Liberty Media Corp-Liberty Formula One, Cl A *	500	19
Liberty Media Corp-Liberty Formula One, Cl C *	4,400	187
Liberty Media Corp-Liberty SiriusXM *	5,998	260
Lions Gate Entertainment Corp, Cl A *	2,100	24
Lions Gate Entertainment Corp, Cl B *	3,000	31
Live Nation Entertainment Inc *	3,290	242
Madison Square Garden Entertainment Corp *	407	43
Madison Square Garden Sports Corp *	407	75
Match Group Inc *	5,137	777
Netflix Inc *	9,851	5,327
New York Times Co/The, Cl A	3,900	202
News Corp, Cl A	8,800	158
News Corp, Cl B	2,300	41
Nexstar Media Group Inc, Cl A	900	98
Omnicom Group Inc	4,726	295
Pinterest Inc, Cl A *	9,100	600
Roku Inc, Cl A *	2,500	830
Sirius XM Holdings Inc	27,818	177
Spotify Technology SA *	3,060	963
Take-Two Interactive Software Inc, Cl A *	2,587	538
Telephone and Data Systems Inc	1,800	33
T-Mobile US Inc *	12,659	1,707
TripAdvisor Inc *	2,000	58
Twitter Inc *	17,880	968
United States Cellular Corp *	345	11
Verizon Communications Inc	95,861	5,632
ViacomCBS Inc	19	1
ViacomCBS Inc, Cl B	12,592	469

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Walt Disney Co/The *	41,763	$7,567
World Wrestling Entertainment Inc, Cl A	900	43
Zillow Group Inc, Cl A *	1,300	177
Zillow Group Inc, Cl C *	3,400	441
Zynga Inc, Cl A *	19,600	193

		85,174

Consumer Discretionary – 12.2%
Advance Auto Parts Inc	1,475	232
Amazon.com Inc, Cl A *	9,793	31,895
Aptiv PLC *	6,214	810
Aramark	5,291	204
AutoNation Inc *	1,200	84
AutoZone Inc *	538	638
Best Buy Co Inc	5,180	517
Booking Holdings Inc *	944	2,103
BorgWarner Inc	5,600	216
Bright Horizons Family Solutions Inc *	1,400	242
Brunswick Corp/DE	1,900	145
Burlington Stores Inc *	1,553	406
Capri Holdings Ltd *	3,500	147
CarMax Inc *	3,800	359
Carnival Corp *	11,427	247
Carter’s Inc *	1,000	94
Carvana Co, Cl A *	1,300	311
Chegg Inc *	2,700	244
Chipotle Mexican Grill Inc, Cl A *	653	905
Choice Hotels International Inc *	728	78
Columbia Sportswear Co *	600	52
Darden Restaurants Inc	2,933	349
Dick’s Sporting Goods Inc	1,292	73
Dollar General Corp	5,796	1,219
Dollar Tree Inc *	5,318	575
Domino’s Pizza Inc	871	334
DR Horton Inc	7,474	515
eBay Inc	15,006	754
Etsy Inc *	2,700	480
Expedia Group Inc *	3,143	416
Extended Stay America Inc	3,600	53
Five Below Inc *	1,283	224
Floor & Decor Holdings Inc, Cl A *	2,200	204
Foot Locker Inc, Cl A	2,500	101
Ford Motor Co *	88,985	782
frontdoor Inc *	2,094	105
Gap Inc/The	4,000	81
Garmin Ltd	3,400	407
General Motors Co *	28,591	1,190
Gentex Corp	5,435	184
Genuine Parts Co	3,276	329
Graham Holdings Co, Cl B	78	42
Grand Canyon Education Inc *	1,100	102
Grubhub Inc *	2,100	156

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
H&R Block Inc	4,500	$71
Hanesbrands Inc	7,600	111
Harley-Davidson Inc, Cl A	3,400	125
Hasbro Inc	3,002	281
Hilton Worldwide Holdings Inc *	6,237	694
Home Depot Inc/The	24,857	6,603
Hyatt Hotels Corp, Cl A *	694	52
Kohl’s Corp *	3,825	156
L Brands Inc *	5,300	197
Las Vegas Sands Corp *	7,646	456
Lear Corp	1,350	215
Leggett & Platt Inc	3,100	137
Lennar Corp, Cl A	6,228	475
Lennar Corp, Cl B	250	15
Leslie’s *	1,000	28
LKQ Corp *	6,989	246
Lowe’s Cos Inc	17,415	2,795
Lululemon Athletica Inc *	2,630	915
Marriott International Inc/MD, Cl A *	6,255	825
Mattel Inc *	8,100	141
McDonald’s Corp	17,261	3,704
MGM Resorts International	10,653	336
Mohawk Industries Inc *	1,359	192
Newell Brands Inc, Cl B	8,970	190
NIKE Inc, Cl B	28,343	4,010
Nordstrom Inc *	2,700	84
Norwegian Cruise Line Holdings Ltd *	7,677	195
NVR Inc *	84	343
Ollie’s Bargain Outlet Holdings Inc *	1,200	98
O’Reilly Automotive Inc *	1,685	763
Peloton Interactive Inc, Cl A *	5,800	880
Penske Automotive Group Inc, Cl A	800	47
Planet Fitness Inc, Cl A *	1,800	140
Polaris Inc	1,231	117
Pool Corp	867	323
PulteGroup Inc	6,300	272
PVH Corp *	1,649	155
Qurate Retail Inc *	9,165	101
Ralph Lauren Corp, Cl A *	1,136	118
Ross Stores Inc *	8,044	988
Royal Caribbean Cruises Ltd *	4,336	324
Service Corp International/US	3,800	187
Six Flags Entertainment Corp *	1,900	65
Skechers USA Inc, Cl A *	3,032	109
Starbucks Corp	26,921	2,880
Tapestry Inc *	6,108	190
Target Corp, Cl A	11,615	2,050
Tempur Sealy International Inc *	4,000	108
Terminix Global Holdings *	3,200	163
Tesla Inc *	17,464	12,324
Thor Industries Inc	1,200	112
Tiffany & Co	2,749	361

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TJX Cos Inc/The	27,544	$1,881
Toll Brothers Inc	2,800	122
Tractor Supply Co	2,600	365
Ulta Beauty Inc *	1,281	368
Under Armour Inc, Cl A *	4,015	69
Under Armour Inc, Cl C *	3,900	58
Vail Resorts Inc *	970	271
VF Corp	7,457	637
Vroom Inc *	500	20
Wayfair Inc, Cl A *	1,675	378
Wendy’s Co/The	4,300	94
Whirlpool Corp	1,438	260
Williams-Sonoma Inc	1,700	173
Wyndham Destinations Inc	2,063	93
Wyndham Hotels & Resorts Inc	2,163	129
Wynn Resorts Ltd *	2,215	250
Yum China Holdings Inc	9,285	530
Yum! Brands Inc	6,909	750

		101,519

Consumer Staples – 5.9%
Albertsons Cos Inc	1,000	18
Altria Group Inc	42,850	1,757
Archer-Daniels-Midland Co	12,571	634
Beyond Meat Inc *	1,200	150
Boston Beer Co Inc/The, Cl A *	200	199
Brown-Forman Corp, Cl A	1,040	76
Brown-Forman Corp, Cl B	4,022	319
Bunge Ltd	3,000	197
Campbell Soup Co	4,600	222
Casey’s General Stores Inc	796	142
Church & Dwight Co Inc	5,710	498
Clorox Co/The	2,871	580
Coca-Cola Co/The	89,438	4,905
Colgate-Palmolive Co	19,598	1,676
Conagra Brands Inc	11,249	408
Constellation Brands Inc, Cl A	3,672	804
Costco Wholesale Corp	10,175	3,834
Coty Inc, Cl A *	7,739	54
Energizer Holdings Inc	1,200	51
Estee Lauder Cos Inc/The, Cl A	5,075	1,351
Flowers Foods Inc	4,100	93
General Mills Inc	13,843	814
Grocery Outlet Holding Corp *	1,700	67
Hain Celestial Group Inc/The *	1,800	72
Herbalife Nutrition Ltd *	1,874	90
Hershey Co/The	3,410	519
Hormel Foods Corp	6,537	305
Ingredion Inc	1,410	111
J M Smucker Co/The	2,454	284
Kellogg Co	5,785	360
Keurig Dr Pepper Inc	10,385	332

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kimberly-Clark Corp	7,926	$1,069
Kraft Heinz Co/The	14,649	508
Kroger Co/The	17,788	565
Lamb Weston Holdings Inc	3,400	268
McCormick & Co Inc/MD	5,682	543
Molson Coors Beverage Co, Cl B *	3,995	180
Mondelez International Inc, Cl A	32,725	1,913
Monster Beverage Corp *	8,477	784
Nu Skin Enterprises Inc, Cl A	1,200	65
PepsiCo Inc	32,151	4,768
Philip Morris International Inc	36,037	2,983
Pilgrim’s Pride Corp *	900	18
Post Holdings Inc *	1,507	152
Procter & Gamble Co/The	56,374	7,844
Reynolds Consumer Products Inc	900	27
Seaboard Corp	4	12
Spectrum Brands Holdings Inc	957	76
Sprouts Farmers Market Inc *	2,300	46
Sysco Corp, Cl A	11,163	829
TreeHouse Foods Inc *	1,100	47
Tyson Foods Inc, Cl A	6,471	417
US Foods Holding Corp *	5,197	173
Walgreens Boots Alliance Inc	16,541	660
Walmart Inc	32,194	4,641

		49,510

Energy – 2.1%
Antero Midstream Corp	6,300	48
Apache Corp	8,500	121
Baker Hughes Co, Cl A	14,802	309
Cabot Oil & Gas Corp	9,200	150
Cheniere Energy Inc *	5,273	316
Chevron Corp	44,553	3,762
Cimarex Energy Co	2,544	95
Concho Resources Inc	4,330	253
ConocoPhillips	25,047	1,002
Continental Resources Inc/OK, Cl A *	1,800	29
Devon Energy Corp	8,700	138
Diamondback Energy Inc, Cl A	3,729	180
EOG Resources Inc	13,615	679
EQT Corp *	5,567	71
Equitrans Midstream Corp	9,660	78
Exxon Mobil Corp	97,969	4,038
Halliburton Co	20,345	384
Helmerich & Payne Inc	2,123	49
Hess Corp	6,300	333
HollyFrontier Corp	3,400	88
Kinder Morgan Inc	45,034	615
Marathon Oil Corp	17,192	115
Marathon Petroleum Corp	14,812	613
Murphy Oil Corp	3,000	36
National Oilwell Varco Inc, Cl A	9,100	125

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Occidental Petroleum Corp	19,423	$336
ONEOK Inc	10,061	386
Parsley Energy Inc, Cl A	7,200	102
Phillips 66	10,162	711
Pioneer Natural Resources Co	3,774	430
Schlumberger NV, Cl A	32,373	707
Targa Resources Corp	5,300	140
Valero Energy Corp	9,322	527
Williams Cos Inc/The	28,073	563
WPX Energy Inc *	9,800	80

		17,609

Financials – 10.2%
Affiliated Managers Group Inc	1,033	105
Aflac Inc	15,933	709
AGNC Investment Corp ‡	12,128	189
Alleghany Corp *	306	185
Allstate Corp/The	7,023	772
Ally Financial Inc	8,558	305
American Express Co	15,201	1,838
American Financial Group Inc/OH	1,643	144
American International Group Inc	19,603	742
American National Group Inc	124	12
Ameriprise Financial Inc	2,732	531
Annaly Capital Management Inc ‡	32,374	274
Aon PLC, Cl A	5,225	1,104
Apollo Global Management Inc, Cl A	4,100	201
Arch Capital Group Ltd *	9,089	328
Ares Management Corp, Cl A	2,200	104
Arthur J Gallagher & Co	4,466	552
Associated Banc-Corp	3,500	60
Assurant Inc	1,300	177
Assured Guaranty Ltd	1,700	54
Athene Holding Ltd, Cl A *	2,400	104
Axis Capital Holdings Ltd	2,023	102
Bank of America Corp	178,941	5,424
Bank of Hawaii Corp	848	65
Bank of New York Mellon Corp/The	18,585	789
Bank OZK	2,700	84
Berkshire Hathaway Inc, Cl B *	43,522	10,091
BlackRock Inc	3,398	2,452
BOK Financial Corp	600	41
Brighthouse Financial Inc *	2,100	76
Brown & Brown Inc	5,400	256
Capital One Financial Corp	10,480	1,036
Carlyle Group Inc/The	2,600	82
Cboe Global Markets Inc	2,500	233
Charles Schwab Corp/The	31,664	1,679
Chubb Ltd	10,394	1,600
Cincinnati Financial Corp	3,400	297
Citigroup Inc	48,185	2,971
Citizens Financial Group Inc	9,559	342

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CME Group Inc	8,163	$1,486
CNA Financial Corp	852	33
Comerica Inc	3,053	171
Commerce Bancshares Inc/MO	2,443	161
Credit Acceptance Corp, Cl A *	217	75
Cullen/Frost Bankers Inc	1,214	106
Discover Financial Services	7,120	645
East West Bancorp Inc	3,100	157
Eaton Vance Corp	2,600	177
Equitable Holdings Inc	9,200	235
Erie Indemnity Co, Cl A	600	147
Evercore Inc, Cl A	983	108
Everest Re Group Ltd	909	213
FactSet Research Systems Inc	898	299
Fidelity National Financial Inc	6,210	243
Fifth Third Bancorp	16,300	449
First American Financial Corp	2,300	119
First Citizens BancShares Inc/NC, Cl A	130	75
First Hawaiian Inc	3,200	75
First Horizon National Corp	12,000	153
First Republic Bank/CA	3,953	581
FNB Corp/PA	8,200	78
Franklin Resources Inc	6,000	150
Globe Life Inc	2,301	218
GoHealth Inc, Cl A *	900	12
Goldman Sachs Group Inc/The	7,665	2,021
Hanover Insurance Group Inc/The, Cl A	789	92
Hartford Financial Services Group Inc/The	8,159	400
Huntington Bancshares Inc/OH	23,077	291
Interactive Brokers Group Inc, Cl A	1,821	111
Intercontinental Exchange Inc	12,812	1,477
Invesco Ltd	8,857	154
Jefferies Financial Group Inc	5,400	133
JPMorgan Chase & Co	70,006	8,896
Kemper Corp, Cl A	1,355	104
KeyCorp	22,788	374
KKR & Co Inc	12,700	514
Lazard Ltd, Cl A (A)	2,500	106
Lemonade Inc *	300	37
LendingTree Inc *	300	82
Lincoln National Corp	4,577	230
Loews Corp	5,489	247
LPL Financial Holdings Inc	1,900	198
M&T Bank Corp	2,878	366
Markel Corp *	320	331
MarketAxess Holdings Inc	911	520
Marsh & McLennan Cos Inc	11,695	1,368
Mercury General Corp	800	42
MetLife Inc	17,936	842
MGIC Investment Corp	8,400	105
Moody’s Corp	3,786	1,099
Morgan Stanley	30,851	2,114

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Morningstar Inc, Cl A	500	$116
MSCI Inc, Cl A	1,927	860
Nasdaq Inc, Cl A	2,700	358
New Residential Investment Corp ‡	10,040	100
New York Community Bancorp Inc	9,600	101
Northern Trust Corp	4,350	405
Old Republic International Corp	6,000	118
OneMain Holdings Inc, Cl A	1,681	81
PacWest Bancorp	3,000	76
People’s United Financial Inc	10,124	131
Pinnacle Financial Partners Inc	1,600	103
PNC Financial Services Group Inc/The	9,754	1,453
Popular Inc	1,900	107
Primerica Inc	881	118
Principal Financial Group Inc, Cl A	6,034	299
Progressive Corp/The	13,407	1,326
Prosperity Bancshares Inc	2,000	139
Prudential Financial Inc	9,169	716
Raymond James Financial Inc	2,870	275
Regions Financial Corp	21,512	347
Reinsurance Group of America Inc, Cl A	1,524	177
RenaissanceRe Holdings Ltd	1,175	194
Rocket Cos Inc, Cl A *(B)	2,100	42
S&P Global Inc	5,599	1,841
Santander Consumer USA Holdings Inc *	1,800	40
SEI Investments Co †	2,500	144
Signature Bank/New York NY, Cl B	1,178	159
SLM Corp	8,200	102
Starwood Property Trust Inc ‡	5,800	112
State Street Corp	8,209	597
Sterling Bancorp/DE	4,000	72
SVB Financial Group, Cl B *	1,164	451
Synchrony Financial	13,256	460
Synovus Financial Corp	3,200	104
T Rowe Price Group Inc	5,171	783
TCF Financial Corp	3,417	126
TFS Financial Corp	617	11
Tradeweb Markets Inc, Cl A	1,800	112
Travelers Cos Inc/The	5,808	815
Truist Financial Corp	31,084	1,490
Umpqua Holdings Corp	5,419	82
Unum Group	4,875	112
US Bancorp	31,526	1,469
Virtu Financial Inc, Cl A	1,400	35
Voya Financial Inc	2,900	171
W R Berkley Corp	3,300	219
Webster Financial Corp	2,000	84
Wells Fargo & Co	86,991	2,625
Western Alliance Bancorp	2,300	138
White Mountains Insurance Group Ltd	58	58
Willis Towers Watson PLC	2,986	629
Wintrust Financial Corp	1,300	79

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zions Bancorp NA	3,700	$161

		85,453

Health Care – 13.2%
10X Genomics Inc, Cl A *	1,300	184
Abbott Laboratories	40,040	4,384
AbbVie Inc	40,761	4,368
ABIOMED Inc *	1,048	340
Acadia Healthcare Co Inc, Cl A *	2,100	106
ACADIA Pharmaceuticals Inc *	2,400	128
Acceleron Pharma Inc *	1,200	154
Adaptive Biotechnologies Corp *	1,800	106
Agilent Technologies Inc	7,179	851
Agios Pharmaceuticals Inc *	1,400	61
Alexion Pharmaceuticals Inc *	4,901	766
Align Technology Inc *	1,787	955
Alkermes PLC *	3,700	74
Alnylam Pharmaceuticals Inc *	2,674	348
Amedisys Inc *	700	205
American Well, Cl A *	1,000	25
AmerisourceBergen Corp, Cl A	3,395	332
Amgen Inc, Cl A	13,496	3,103
Anthem Inc	5,760	1,849
Avantor Inc *	11,320	319
Baxter International Inc	11,728	941
Becton Dickinson and Co	6,343	1,587
Berkeley Lights Inc *	200	18
Biogen Inc *	3,563	872
BioMarin Pharmaceutical Inc *	4,137	363
Bio-Rad Laboratories Inc, Cl A *	500	291
Bio-Techne Corp	918	292
Bluebird Bio Inc *	1,500	65
Boston Scientific Corp *	32,996	1,186
Bristol-Myers Squibb Co	52,442	3,253
Bruker Corp	2,400	130
Cardinal Health Inc	6,900	370
Catalent Inc *	3,723	387
Centene Corp *	13,295	798
Cerner Corp	6,900	542
Change Healthcare Inc *	5,335	99
Charles River Laboratories International Inc *	1,100	275
Chemed Corp	336	179
Cigna Corp	8,172	1,701
Cooper Cos Inc/The, Cl A	1,158	421
CVS Health Corp	30,065	2,053
Danaher Corp, Cl A	14,474	3,215
DaVita Inc *	1,900	223
DENTSPLY SIRONA Inc	4,900	257
DexCom Inc *	2,148	794
Edwards Lifesciences Corp, Cl A *	14,204	1,296
Elanco Animal Health Inc *	10,377	318

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eli Lilly and Co	19,462	$3,286
Encompass Health Corp	2,300	190
Envista Holdings Corp *	3,400	115
Exact Sciences Corp *	3,400	450
Exelixis Inc *	6,600	132
Gilead Sciences Inc	29,100	1,695
Global Blood Therapeutics Inc *	1,300	56
Globus Medical Inc, Cl A *	1,600	104
Guardant Health Inc *	2,000	258
Haemonetics Corp *	1,100	131
HCA Healthcare Inc *	6,112	1,005
Henry Schein Inc *	3,147	210
Hill-Rom Holdings Inc	1,450	142
Hologic Inc *	6,000	437
Horizon Therapeutics PLC *	4,600	336
Humana Inc	3,029	1,243
ICU Medical Inc *	459	98
IDEXX Laboratories Inc *	2,005	1,002
Illumina Inc *	3,361	1,244
Incyte Corp *	4,143	360
Insulet Corp *	1,519	388
Integra LifeSciences Holdings Corp *	1,600	104
Intuitive Surgical Inc *	2,673	2,187
Ionis Pharmaceuticals Inc *	2,900	164
Iovance Biotherapeutics Inc *	3,000	139
IQVIA Holdings Inc *	4,416	791
Jazz Pharmaceuticals PLC *	1,221	201
Johnson & Johnson	60,937	9,590
Laboratory Corp of America Holdings *	2,200	448
Masimo Corp *	1,100	295
McKesson Corp	3,740	651
Medtronic PLC	31,055	3,638
Merck & Co Inc	58,459	4,782
Mettler-Toledo International Inc *	532	606
Moderna Inc *	6,500	679
Molina Healthcare Inc *	1,395	297
Nektar Therapeutics, Cl A *	3,400	58
Neurocrine Biosciences Inc *	2,184	209
Novocure Ltd *	2,300	398
Oak Street Health Inc *	400	24
Penumbra Inc *	700	122
PerkinElmer Inc	2,500	359
Perrigo Co PLC	2,983	133
Pfizer Inc	128,650	4,736
PPD Inc *	3,700	127
PRA Health Sciences Inc *	1,400	176
Premier Inc, Cl A	2,800	98
QIAGEN NV *	5,000	264
Quest Diagnostics Inc	3,100	369
Quidel Corp *	800	144
Reata Pharmaceuticals Inc, Cl A *	500	62
Regeneron Pharmaceuticals Inc *	2,248	1,086

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Repligen Corp *	1,200	$230
ResMed Inc	3,253	691
Royalty Pharma PLC, Cl A	2,300	115
Sage Therapeutics Inc *	1,100	95
Sarepta Therapeutics Inc *	1,700	290
Seagen *	2,961	519
STERIS PLC	1,900	360
Stryker Corp	8,009	1,963
Syneos Health Inc, Cl A *	1,800	123
Tandem Diabetes Care Inc *	1,300	124
Teladoc Health Inc *	2,510	502
Teleflex Inc	1,052	433
Thermo Fisher Scientific Inc	9,182	4,277
United Therapeutics Corp *	1,032	157
UnitedHealth Group Inc	21,802	7,646
Universal Health Services Inc, Cl B *	1,675	230
Varian Medical Systems Inc *	2,036	356
Veeva Systems Inc, Cl A *	3,175	864
Vertex Pharmaceuticals Inc *	6,011	1,421
Viatris Inc, Cl W *	27,730	520
Waters Corp *	1,454	360
West Pharmaceutical Services Inc	1,744	494
Zimmer Biomet Holdings Inc	4,722	728
Zoetis Inc, Cl A	11,006	1,821

		110,722

Industrials – 8.6%
3M Co	13,042	2,280
A O Smith Corp	3,100	170
Acuity Brands Inc	978	118
ADT Inc	3,100	24
AECOM *	3,600	179
AGCO Corp	1,500	155
Air Lease Corp, Cl A	2,600	115
Alaska Air Group Inc *	2,900	151
Allegion PLC	2,050	239
Allison Transmission Holdings Inc	2,500	108
AMERCO *	210	95
American Airlines Group Inc *(B)	12,772	201
AMETEK Inc	5,283	639
Armstrong World Industries Inc	1,000	74
Array Technologies *	1,200	52
Axon Enterprise Inc *	1,400	172
AZEK Co Inc/The, Cl A *	1,800	69
Boeing Co/The *	12,342	2,642
BWX Technologies Inc, Cl W	2,300	139
Carlisle Cos Inc	1,224	191
Carrier Global Corp	19,852	749
Caterpillar Inc, Cl A	12,591	2,292
CH Robinson Worldwide Inc	2,955	277
Cintas Corp	2,065	730
Clean Harbors Inc *	1,100	84

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Colfax Corp *	2,200	$84
Copa Holdings SA, Cl A *	633	49
Copart Inc *	4,660	593
CoreLogic Inc/United States	1,700	131
CoStar Group Inc *	957	885
Crane Co, Cl A	1,200	93
CSX Corp	17,574	1,595
Cummins Inc	3,374	766
Curtiss-Wright Corp	1,000	116
Deere & Co	6,532	1,757
Delta Air Lines Inc, Cl A *	14,521	584
Donaldson Co Inc, Cl A	3,000	168
Dover Corp	3,387	428
Dun & Bradstreet Holdings Inc *	1,900	47
Eaton Corp PLC	9,295	1,117
Emerson Electric Co	13,843	1,113
Equifax Inc	2,735	527
Expeditors International of Washington Inc	3,900	371
Fastenal Co, Cl A	13,187	644
FedEx Corp	5,607	1,456
Flowserve Corp	3,000	111
Fortive Corp	6,959	493
Fortune Brands Home & Security Inc	3,161	271
FTI Consulting Inc *	800	89
Gates Industrial Corp PLC *	1,600	20
Generac Holdings Inc *	1,400	318
General Dynamics Corp	5,810	865
General Electric Co	201,461	2,176
Graco Inc	3,800	275
GrafTech International Ltd	1,261	13
HEICO Corp	950	126
HEICO Corp, Cl A	1,700	199
Hexcel Corp, Cl A *	2,000	97
Honeywell International Inc	16,250	3,456
Howmet Aerospace Inc *	9,400	268
Hubbell Inc, Cl B	1,205	189
Huntington Ingalls Industries Inc, Cl A	927	158
IAA Inc *	3,000	195
IDEX Corp	1,752	349
IHS Markit Ltd	9,207	827
Illinois Tool Works Inc	7,226	1,473
Ingersoll Rand Inc *	8,049	367
ITT Inc	2,048	158
Jacobs Engineering Group Inc	2,800	305
JB Hunt Transport Services Inc	1,969	269
JetBlue Airways Corp *	7,397	108
Johnson Controls International PLC	16,990	792
Kansas City Southern	2,180	445
Kirby Corp *	1,300	67
Knight-Swift Transportation Holdings Inc, Cl A	3,100	130
L3Harris Technologies Inc	4,845	916

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Landstar System Inc	846	$114
Lennox International Inc	796	218
Lincoln Electric Holdings Inc	1,300	151
Lockheed Martin Corp	5,718	2,030
Lyft Inc, Cl A *	5,500	270
Macquarie Infrastructure Corp *	1,800	68
ManpowerGroup Inc	1,388	125
Masco Corp	6,100	335
Mercury Systems Inc *	1,200	106
Middleby Corp/The *	1,283	165
MSA Safety Inc	800	119
MSC Industrial Direct Co Inc, Cl A	1,079	91
Nielsen Holdings PLC	8,000	167
Nordson Corp	1,343	270
Norfolk Southern Corp	5,893	1,400
Northrop Grumman Corp	3,589	1,094
nVent Electric PLC	3,300	77
Old Dominion Freight Line Inc, Cl A	2,272	443
Oshkosh Corp	1,600	138
Otis Worldwide Corp	9,426	637
Owens Corning	2,500	189
PACCAR Inc	7,955	686
Parker-Hannifin Corp, Cl A	2,968	809
Pentair PLC	3,900	207
Quanta Services Inc	3,000	216
Raytheon Technologies Corp	33,040	2,363
Regal Beloit Corp	1,000	123
Republic Services Inc	4,800	462
Robert Half International Inc	2,600	162
Rockwell Automation Inc	2,703	678
Rollins Inc	5,300	207
Roper Technologies Inc	2,431	1,048
Ryder System Inc	1,200	74
Schneider National Inc, Cl B	1,200	25
Sensata Technologies Holding PLC *	3,700	195
Snap-on Inc	1,219	209
Southwest Airlines Co, Cl A *	13,744	641
Spirit AeroSystems Holdings Inc, Cl A	2,300	90
Stanley Black & Decker Inc	3,579	639
Stericycle Inc, Cl A *	2,200	153
Teledyne Technologies Inc *	821	322
Textron Inc	5,238	253
Timken Co/The	1,500	116
Toro Co/The	2,500	237
Trane Technologies PLC	5,496	798
TransDigm Group Inc *	1,214	751
TransUnion	4,300	427
Trex Co Inc *	2,600	218
Trinity Industries Inc	1,800	47
Uber Technologies Inc *	31,629	1,613
Union Pacific Corp	15,629	3,254
United Airlines Holdings Inc *	6,873	297

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Parcel Service Inc, Cl B	16,624	$2,799
United Rentals Inc *	1,703	395
Univar Solutions Inc *	3,400	65
Valmont Industries Inc	500	87
Verisk Analytics Inc, Cl A	3,695	767
Vertiv Holdings Co, Cl A	5,400	101
Virgin Galactic Holdings Inc *(B)	1,328	32
Waste Management Inc	9,805	1,156
Watsco Inc	733	166
Westinghouse Air Brake Technologies Corp	4,066	298
Woodward Inc	1,297	158
WW Grainger Inc	1,011	413
XPO Logistics Inc *	2,133	254
Xylem Inc/NY	4,038	411

		72,623

Information Technology – 27.6%
2U Inc *	1,800	72
Accenture PLC, Cl A	14,750	3,853
Adobe Inc *	11,171	5,587
Advanced Micro Devices Inc *	27,752	2,545
Akamai Technologies Inc *	3,700	388
Allegro MicroSystems *	700	19
Alliance Data Systems Corp	976	72
Alteryx Inc, Cl A *	1,200	146
Amdocs Ltd	3,000	213
Amphenol Corp, Cl A	6,716	878
Analog Devices Inc	8,595	1,270
Anaplan Inc *	3,200	230
ANSYS Inc *	1,948	709
Apple Inc	372,822	49,470
Applied Materials Inc	21,297	1,838
Arista Networks Inc *	1,383	402
Arrow Electronics Inc, Cl A *	1,731	168
Aspen Technology Inc *	1,500	195
Atlassian Corp PLC, Cl A *	3,000	702
Autodesk Inc, Cl A *	5,082	1,552
Automatic Data Processing Inc	9,879	1,741
Avalara Inc *	1,843	304
Avnet Inc	2,300	81
BigCommerce Holdings Inc *	200	13
Bill.com Holdings Inc *	1,700	232
Black Knight Inc *	3,400	300
Booz Allen Hamilton Holding Corp, Cl A	3,040	265
Broadcom Inc	9,180	4,019
Broadridge Financial Solutions Inc	2,638	404
CACI International Inc, Cl A *	547	136
Cadence Design Systems Inc *	6,364	868
CDK Global Inc	2,976	154
CDW Corp/DE	3,300	435
Ceridian HCM Holding Inc *	2,655	283
Ciena Corp *	3,500	185

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	7
SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cirrus Logic Inc *	1,300	$107
Cisco Systems Inc	98,276	4,398
Citrix Systems Inc	2,802	365
Cloudflare Inc, Cl A *	2,400	182
Cognex Corp	3,900	313
Cognizant Technology Solutions Corp, Cl A	12,361	1,013
Coherent Inc *	543	81
CommScope Holding Co Inc *	3,800	51
Concentrix *	900	89
Corning Inc, Cl B	17,114	616
Coupa Software Inc *	1,566	531
Cree Inc *	2,500	265
Crowdstrike Holdings Inc, Cl A *	3,500	741
Datadog Inc, Cl A *	3,500	345
Datto Holding *	500	14
Dell Technologies Inc, Cl C *	5,827	427
DocuSign Inc, Cl A *	4,120	916
Dolby Laboratories Inc, Cl A	1,500	146
Dropbox Inc, Cl A *	5,400	120
Duck Creek Technologies Inc *	300	13
DXC Technology Co *	6,081	157
Dynatrace Inc *	4,300	186
EchoStar Corp, Cl A *	900	19
Elastic NV *	1,500	219
Enphase Energy Inc *	2,400	421
Entegris Inc	3,100	298
EPAM Systems Inc *	1,253	449
Euronet Worldwide Inc *	1,100	159
Everbridge Inc *	800	119
F5 Networks Inc, Cl A *	1,341	236
Fair Isaac Corp *	619	316
Fastly Inc, Cl A *	1,800	157
Fidelity National Information Services Inc, Cl B	14,268	2,018
FireEye Inc *	4,900	113
First Solar Inc *	2,200	218
Fiserv Inc, Cl A *	13,228	1,506
Five9 Inc *	1,400	244
FleetCor Technologies Inc *	1,920	524
FLIR Systems Inc	3,000	132
Fortinet Inc *	3,100	460
Gartner Inc *	1,966	315
Genpact Ltd	4,500	186
Global Payments Inc	6,883	1,483
Globant SA *	900	196
GoDaddy Inc, Cl A *	3,925	326
Guidewire Software Inc, Cl Z *	1,982	255
Hewlett Packard Enterprise Co	30,107	357
HP Inc	32,765	806
HubSpot Inc *	1,000	396
Inphi Corp *	1,100	177
Intel Corp	94,948	4,730

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Business Machines Corp	20,547	$2,586
Intuit Inc	5,819	2,210
IPG Photonics Corp *	833	186
Jabil Inc	3,200	136
Jack Henry & Associates Inc	1,754	284
Jamf Holding Corp *	400	12
JFrog *	300	19
Juniper Networks Inc	7,400	166
Keysight Technologies Inc *	4,300	568
KLA Corp	3,599	932
Lam Research Corp	3,332	1,573
Leidos Holdings Inc	3,100	326
Littelfuse Inc	500	127
Lumentum Holdings Inc *	1,800	171
Manhattan Associates Inc *	1,505	158
Marvell Technology Group Ltd	15,572	740
Mastercard Inc, Cl A	20,386	7,277
Maxim Integrated Products Inc *	6,000	532
McAfee, Cl A	800	13
Medallia Inc *	1,800	60
Microchip Technology Inc	5,761	796
Micron Technology Inc *	25,768	1,937
Microsoft Corp	173,001	38,479
MKS Instruments Inc	1,200	181
MongoDB Inc, Cl A *	1,168	419
Monolithic Power Systems Inc	1,035	379
Motorola Solutions Inc	3,936	669
National Instruments Corp	3,000	132
nCino Inc *	400	29
NCR Corp *	2,823	106
NetApp Inc	5,000	331
New Relic Inc *	1,200	78
NortonLifeLock Inc	12,301	256
Nuance Communications Inc *	6,600	291
Nutanix Inc, Cl A *	4,659	148
NVIDIA Corp	13,664	7,135
Okta Inc, Cl A *	2,700	687
ON Semiconductor Corp *	9,200	301
Oracle Corp, Cl B	43,605	2,821
PagerDuty Inc *	1,500	63
Palo Alto Networks Inc *	2,161	768
Paychex Inc	7,436	693
Paycom Software Inc *	1,136	514
Paylocity Holding Corp *	900	185
PayPal Holdings Inc *	27,200	6,370
Pegasystems Inc	900	120
Pluralsight Inc, Cl A *	2,700	57
Proofpoint Inc *	1,300	177
PTC Inc *	2,365	283
Pure Storage Inc, Cl A *	5,800	131
Qorvo Inc *	2,568	427
QUALCOMM Inc	26,014	3,963

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RealPage Inc *	1,900	$166
RingCentral Inc, Cl A *	1,833	695
Sabre Corp *	6,800	82
salesforce.com Inc *	20,303	4,518
Science Applications International Corp	1,300	123
ServiceNow Inc *	4,477	2,464
Skyworks Solutions Inc	3,872	592
Slack Technologies Inc, Cl A *	8,700	368
Smartsheet Inc, Cl A *	2,700	187
SolarEdge Technologies Inc *	1,100	351
SolarWinds Corp *	1,100	16
Splunk Inc *	3,633	617
Square Inc, Cl A *	8,500	1,850
SS&C Technologies Holdings Inc	5,200	378
StoneCo Ltd, Cl A *	4,700	394
Switch Inc, Cl A	1,400	23
SYNNEX Corp *	900	73
Synopsys Inc *	3,503	908
Teradata Corp *	2,697	61
Teradyne Inc	3,854	462
Texas Instruments Inc	21,273	3,492
Trade Desk Inc/The, Cl A *	932	747
Trimble Inc *	5,600	374
Twilio Inc, Cl A *	3,262	1,104
Tyler Technologies Inc *	960	419
Ubiquiti Inc	169	47
Unity Software *	700	107
Universal Display Corp	942	216
VeriSign Inc *	2,308	499
ViaSat Inc *	1,100	36
Visa Inc, Cl A	39,058	8,543
VMware Inc, Cl A *	1,794	252
Vontier Corp *	2,663	89
Western Digital Corp *	6,892	382
Western Union Co/The	9,300	204
WEX Inc *	995	203
Workday Inc, Cl A *	4,063	974
Xerox Holdings Corp	4,000	93
Xilinx Inc	5,586	792
Zebra Technologies Corp, Cl A *	1,251	481
Zendesk Inc *	2,614	374
Zoom Video Communications Inc, Cl A *	3,900	1,316
Zscaler Inc *	1,700	340

		230,054

Materials – 2.8%
Air Products and Chemicals Inc	5,064	1,384
Albemarle Corp	2,456	362
Amcor PLC	36,800	433
AptarGroup Inc	1,500	205
Ardagh Group SA, Cl A	100	2
Ashland Global Holdings Inc	1,300	103

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Avery Dennison Corp	1,923	$298
Axalta Coating Systems Ltd *	5,000	143
Ball Corp	7,435	693
Berry Global Group Inc *	2,877	162
Cabot Corp	1,100	49
Celanese Corp, Cl A	2,600	338
CF Industries Holdings Inc	4,937	191
Chemours Co/The	3,700	92
Corteva Inc	17,339	671
Crown Holdings Inc *	2,900	291
Dow Inc	17,275	959
DuPont de Nemours Inc	16,939	1,204
Eagle Materials Inc *	959	97
Eastman Chemical Co	3,032	304
Ecolab Inc	5,794	1,254
Element Solutions Inc	5,000	89
FMC Corp	3,010	346
Freeport-McMoRan Inc, Cl B *	33,723	877
Graphic Packaging Holding Co	6,800	115
Huntsman Corp	4,805	121
International Flavors & Fragrances Inc (B)	2,560	279
International Paper Co	8,991	447
Linde PLC	12,130	3,196
LyondellBasell Industries NV, Cl A	5,811	533
Martin Marietta Materials Inc, Cl A	1,475	419
Mosaic Co/The	8,000	184
NewMarket Corp	138	55
Newmont Corp	18,570	1,112
Nucor Corp	6,741	358
Olin Corp	3,700	91
Packaging Corp of America	2,127	293
PPG Industries Inc	5,379	776
Reliance Steel & Aluminum Co	1,450	174
Royal Gold Inc, Cl A	1,447	154
RPM International Inc	3,000	272
Scotts Miracle-Gro Co/The, Cl A	877	175
Sealed Air Corp	3,600	165
Sherwin-Williams Co/The, Cl A	1,888	1,387
Silgan Holdings Inc	1,700	63
Sonoco Products Co	2,300	136
Southern Copper Corp	1,800	117
Steel Dynamics Inc	4,649	171
Valvoline Inc	4,400	102
Vulcan Materials Co	3,039	451
W R Grace & Co	1,300	71
Westlake Chemical Corp	832	68
Westrock Co	5,700	248

		22,280

Real Estate – 2.9%
Alexandria Real Estate Equities Inc ‡	3,089	551
American Campus Communities Inc ‡	3,200	137

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Homes 4 Rent, Cl A ‡	6,000	$180
American Tower Corp, Cl A ‡	10,153	2,279
Americold Realty Trust ‡	4,400	164
Apartment Income *‡	3,165	122
Apartment Investment and Management, Cl A *‡	3,165	17
Apple Hospitality Inc *‡	5,100	66
AvalonBay Communities Inc ‡	3,228	518
Boston Properties Inc ‡	3,662	346
Brandywine Realty Trust ‡	3,100	37
Brixmor Property Group Inc ‡	6,900	114
Brookfield Property Inc, Cl A ‡(B)	1,727	26
Camden Property Trust ‡	2,200	220
CBRE Group Inc, Cl A *	7,600	477
CoreSite Realty Corp ‡	900	113
Corporate Office Properties Trust ‡	2,500	65
Cousins Properties Inc ‡	3,600	121
Crown Castle International Corp ‡	9,621	1,532
CubeSmart ‡	4,200	141
CyrusOne Inc ‡	2,854	209
Digital Realty Trust Inc, Cl A ‡	6,364	888
Douglas Emmett Inc ‡	3,600	105
Duke Realty Corp ‡	8,600	344
Empire State Realty Trust Inc, Cl A *‡	2,300	21
EPR Properties, Cl A *‡	1,500	49
Equinix Inc ‡	2,035	1,453
Equity Commonwealth *‡	2,800	76
Equity LifeStyle Properties Inc ‡	4,000	253
Equity Residential ‡	8,483	503
Essex Property Trust Inc ‡	1,517	360
Extra Space Storage Inc ‡	3,000	348
Federal Realty Investment Trust ‡	1,646	140
First Industrial Realty Trust Inc ‡	2,800	118
Gaming and Leisure Properties Inc ‡	5,210	221
Healthcare Trust of America Inc, Cl A ‡	4,700	129
Healthpeak Properties Inc ‡	12,170	368
Highwoods Properties Inc ‡	2,378	94
Host Hotels & Resorts Inc *‡	15,802	231
Howard Hughes Corp/The *	763	60
Hudson Pacific Properties Inc ‡	3,000	72
Invitation Homes Inc ‡	12,800	380
Iron Mountain Inc ‡	6,400	189
JBG SMITH Properties ‡	2,500	78
Jones Lang LaSalle Inc *	1,203	178
Kilroy Realty Corp ‡	2,500	143
Kimco Realty Corp ‡	9,400	141
Lamar Advertising Co, Cl A ‡	1,900	158
Life Storage Inc ‡	1,200	143
Medical Properties Trust Inc ‡	12,535	273
Mid-America Apartment Communities Inc ‡	2,700	342
National Retail Properties Inc ‡	4,100	168
Omega Healthcare Investors Inc ‡	5,045	183

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Outfront Media Inc *‡	2,811	$55
Paramount Group Inc ‡	3,200	29
Park Hotels & Resorts Inc *‡	4,900	84
Prologis Inc ‡	17,029	1,697
Public Storage ‡	3,462	799
Rayonier Inc ‡	3,200	94
Realty Income Corp ‡	8,169	508
Regency Centers Corp ‡	3,700	169
Rexford Industrial Realty Inc ‡	2,900	142
SBA Communications Corp, Cl A ‡	2,537	716
Simon Property Group Inc ‡	7,435	634
SL Green Realty Corp ‡	1,735	103
Spirit Realty Capital Inc ‡	2,478	100
STORE Capital Corp ‡	5,500	187
Sun Communities Inc ‡	2,500	380
UDR Inc ‡	6,900	265
Ventas Inc ‡	8,590	421
VEREIT ‡	5,040	190
VICI Properties Inc ‡	12,594	321
Vornado Realty Trust ‡	4,200	157
Weingarten Realty Investors ‡	2,900	63
Welltower Inc ‡	9,500	614
Weyerhaeuser Co ‡	16,897	567
WP Carey Inc ‡	3,990	282

		24,221

Utilities – 2.6%
AES Corp/The	15,100	355
Alliant Energy Corp	5,921	305
Ameren Corp	5,625	439
American Electric Power Co Inc	11,429	952
American Water Works Co Inc	4,127	633
Atmos Energy Corp	2,966	283
Avangrid Inc	1,200	55
CenterPoint Energy Inc	11,155	241
CMS Energy Corp	6,410	391
Consolidated Edison Inc	7,839	566
Dominion Energy Inc	19,002	1,429
DTE Energy Co	4,513	548
Duke Energy Corp	16,952	1,552
Edison International	8,093	508
Entergy Corp	4,635	463
Essential Utilities Inc	5,200	246
Evergy Inc	5,017	278
Eversource Energy	7,898	683
Exelon Corp	22,639	956
FirstEnergy Corp	12,800	392
Hawaiian Electric Industries Inc	2,300	81
IDACORP Inc, Cl A	1,100	106
MDU Resources Group Inc	4,700	124
National Fuel Gas Co	1,900	78
NextEra Energy Inc	45,335	3,498

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NiSource Inc	8,500	$195
NRG Energy Inc	5,600	210
OGE Energy Corp	4,400	140
PG&E Corp *	30,706	383
Pinnacle West Capital Corp	2,500	200
PPL Corp	17,703	499
Public Service Enterprise Group Inc	11,680	681
Sempra Energy	6,614	843
Southern Co/The	24,202	1,487
UGI Corp	4,830	169
Vistra Corp	11,069	218
WEC Energy Group Inc	7,184	661
Xcel Energy Inc	12,090	806

		21,654

Total Common Stock (Cost $615,326) ($ Thousands)		820,819

AFFILIATED PARTNERSHIP – 0.1%
SEI Liquidity Fund, L.P. 0.080% **†(C)	534,119	534

Total Affiliated Partnership (Cost $534) ($ Thousands)		534

CASH EQUIVALENT – 1.8%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	15,352,227	15,352

Total Cash Equivalent (Cost $15,352) ($ Thousands)		15,352

Total Investments in Securities – 100.2% (Cost $631,212) ($ Thousands)		$836,705

A list of the open futures contracts held by the Fund at December 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	71	Mar-2021	$12,972	$13,308	$336
S&P Mid Cap 400 Index E-MINI	4	Mar-2021	897	922	25

			$13,869	$14,230	$361

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Large Cap Index Fund (Concluded)

Percentages are based on Net Assets of $834,727 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At December 31, 2020, such securities amounted to $106 ($ Thousands), or 0.0% of the Net Assets of the Fund.
(B)	Certain securities or partial positions of certain securities are on loan at December 31, 2020. The total market value of securities on loan at December 31, 2020 was $511 ($ Thousands).
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2020 was $534 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the levels of inputs used as of December 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	820,819	–	–	820,819
Affiliated Partnership	–	534	–	534
Cash Equivalent	15,352	–	–	15,352

Total Investments in Securities	836,171	534	–	836,705

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	361	–	–	361

Total Other Financial Instruments	361	–	–	361

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Income	Capital Gains
SEI Investment Co	$127	$–	$–	$–	$17	$144	2,500	$1	$–
SEI Liquidity Fund, L.P.	924	1,521	(1,911)	–	–	534	534,119	1	–
SEI Daily Income Trust, Government Fund, Cl F	14,553	47,415	(46,616)	–	–	15,352	15,352,227	–	–

Totals	$15,604	$48,936	$(48,527)	$–	$17	$16,030		$2	$–

Amounts designated as “–” are $0 or have been rounded to $0.

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 99.5%
Communication Services – 5.4%
Alphabet Inc, Cl A *	26,214	$45,944
Alphabet Inc, Cl C *	22,848	40,027
AT&T Inc	691,060	19,875
BCE Inc	440,518	18,854
CenturyLink Inc	105,542	1,029
Charter Communications Inc, Cl A *	14,857	9,829
Comcast Corp, Cl A	121,805	6,382
Electronic Arts Inc	48,975	7,033
Facebook Inc, Cl A *	135,757	37,083
Omnicom Group Inc	97,998	6,112
Pinterest Inc, Cl A *	44,340	2,922
Spotify Technology SA *	3,452	1,086
TEGNA Inc	153,973	2,148
Verizon Communications Inc	150,380	8,835
ViacomCBS Inc, Cl B	300,000	11,178
Walt Disney Co/The *	22,000	3,986

		222,323

Consumer Discretionary – 11.5%
Amazon.com Inc, Cl A *	18,448	60,084
AutoZone Inc *	16,513	19,575
Best Buy Co Inc	186,465	18,607
Booking Holdings Inc *	2,537	5,651
BorgWarner Inc	196,841	7,606
Brinker International Inc *	221,822	12,549
Carnival Corp *	357,842	7,751
Darden Restaurants Inc	3,127	373
Dick’s Sporting Goods Inc	133,982	7,531
Dollar General Corp	222,711	46,836
Domino’s Pizza Inc	16,892	6,477
DR Horton Inc	16,198	1,116
eBay Inc	127,055	6,385
Foot Locker Inc, Cl A	65,687	2,657
General Motors Co *	4,749	198
Genuine Parts Co	98,621	9,905
Goodyear Tire & Rubber Co/The *	406,438	4,434
Harley-Davidson Inc, Cl A	88,020	3,230
Home Depot Inc/The	28,380	7,538
Lear Corp	89,362	14,211
Lowe’s Cos Inc	328,236	52,685
Magna International Inc, Cl A	19,822	1,403
NIKE Inc, Cl B	357,743	50,610
PulteGroup Inc	251,522	10,846
Ross Stores Inc *	218,925	26,886
Royal Caribbean Cruises Ltd *	71,822	5,364
Starbucks Corp	68,046	7,280
Target Corp, Cl A	185,748	32,790
TJX Cos Inc/The	374,562	25,579
TopBuild Corp *	51,115	9,409
Whirlpool Corp	59,551	10,748

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yum China Holdings Inc	52,847	$3,017

		479,331

Consumer Staples – 9.1%
Altria Group Inc	362,448	14,860
Archer-Daniels-Midland Co	50,878	2,565
Coca-Cola Co/The	123,765	6,787
Conagra Brands Inc	429,158	15,561
Constellation Brands Inc, Cl A	10,975	2,404
Costco Wholesale Corp	20,685	7,794
Diageo PLC ADR	73,341	11,647
Estee Lauder Cos Inc/The, Cl A	35,000	9,317
Hershey Co/The	26,426	4,025
Ingredion Inc	43,398	3,414
J M Smucker Co/The	115,422	13,343
Kimberly-Clark Corp	166,165	22,404
Kraft Heinz Co/The	115,076	3,989
Kroger Co/The	1,018,979	32,363
Lamb Weston Holdings Inc	16,377	1,290
Molson Coors Beverage Co, Cl B *	248,427	11,226
Mondelez International Inc, Cl A	24,475	1,431
Monster Beverage Corp *	55,061	5,092
PepsiCo Inc	238,706	35,400
Philip Morris International Inc	453,239	37,524
Procter & Gamble Co/The	233,806	32,532
Sysco Corp, Cl A	22,279	1,654
TreeHouse Foods Inc *	82,410	3,502
Tyson Foods Inc, Cl A	281,181	18,119
Unilever ADR	731,480	44,152
Walgreens Boots Alliance Inc	314,324	12,535
Walmart Inc	163,857	23,620

		378,550

Energy – 2.1%
BP PLC ADR	82,387	1,691
Cabot Oil & Gas Corp	114,860	1,870
Canadian Natural Resources Ltd	293,668	7,063
Chevron Corp	264,554	22,342
ConocoPhillips	244,083	9,761
Devon Energy Corp	743,505	11,755
Exxon Mobil Corp	129,439	5,335
HollyFrontier Corp	40,846	1,056
Marathon Petroleum Corp	154,884	6,406
Phillips 66	157,655	11,026
Valero Energy Corp	174,730	9,884

		88,189

Financials – 17.3%
Aflac Inc	136,144	6,054
Allstate Corp/The	59,438	6,534
American Financial Group Inc/OH	11,100	973
Ameriprise Financial Inc	82,444	16,021
Assurant Inc	36,000	4,904

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Assured Guaranty Ltd	31,872	$1,004
Bank of America Corp	1,550,747	47,003
Berkshire Hathaway Inc, Cl B *	93,247	21,621
Capital One Financial Corp	72,451	7,162
Charles Schwab Corp/The	172,552	9,152
Chubb Ltd	32,703	5,034
CIT Group Inc	81,453	2,924
Citigroup Inc	379,987	23,430
Citizens Financial Group Inc	326,590	11,679
CME Group Inc	102,815	18,717
Comerica Inc	244,889	13,679
Discover Financial Services	158,500	14,349
Everest Re Group Ltd	57,218	13,394
FactSet Research Systems Inc	11,209	3,727
Fifth Third Bancorp	710,375	19,585
First Hawaiian Inc	217,387	5,126
First Republic Bank/CA	78,000	11,461
Goldman Sachs Group Inc/The	21,644	5,708
Hartford Financial Services Group Inc/The	101,910	4,992
Intercontinental Exchange Inc	58,438	6,737
JPMorgan Chase & Co	478,943	60,859
KeyCorp	816,571	13,400
KKR & Co Inc	253,461	10,263
Lincoln National Corp	334,709	16,839
Markel Corp *	6,776	7,002
Marsh & McLennan Cos Inc	138,328	16,184
Moody’s Corp	288,575	83,756
Morgan Stanley	311,935	21,377
MSCI Inc, Cl A	96,203	42,958
Navient Corp	263,511	2,588
New York Community Bancorp Inc	286,452	3,022
PNC Financial Services Group Inc/The	46,966	6,998
Popular Inc	125,661	7,077
Progressive Corp/The	44,272	4,378
Prudential Financial Inc	44,724	3,492
Regions Financial Corp	599,114	9,658
Reinsurance Group of America Inc, Cl A	28,223	3,271
S&P Global Inc	18,482	6,076
SLM Corp	230,135	2,851
State Street Corp	163,752	11,918
T Rowe Price Group Inc	24,474	3,705
Travelers Cos Inc/The	120,419	16,903
Truist Financial Corp	261,546	12,536
Two Harbors Investment Corp ‡	687,049	4,376
Unum Group	292,306	6,705
US Bancorp	532,117	24,791
Virtu Financial Inc, Cl A	34,004	856
Voya Financial Inc	294,050	17,293
Wells Fargo & Co	92,870	2,803

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zions Bancorp NA	374,800	$16,281

		721,186

Health Care – 15.4%
Abbott Laboratories	84,496	9,251
AbbVie Inc	92,048	9,863
Alexion Pharmaceuticals Inc *	57,862	9,040
AmerisourceBergen Corp, Cl A	137,635	13,455
Amgen Inc, Cl A	145,948	33,556
Anthem Inc	10,844	3,482
Baxter International Inc	63,282	5,078
Becton Dickinson and Co	113,758	28,465
Biogen Inc *	37,035	9,069
Bristol-Myers Squibb Co	212,508	13,182
Cardinal Health Inc	72,515	3,884
Centene Corp *	30,902	1,855
Cigna Corp	27,340	5,692
CVS Health Corp	379,134	25,895
DaVita Inc *	31,137	3,655
Edwards Lifesciences Corp, Cl A *	61,914	5,648
Eli Lilly and Co	169,143	28,558
Gilead Sciences Inc	120,443	7,017
HCA Healthcare Inc *	109,165	17,953
Horizon Therapeutics PLC *	103,969	7,605
Humana Inc	22,738	9,329
IDEXX Laboratories Inc *	41,683	20,836
Intuitive Surgical Inc *	7,669	6,274
Jazz Pharmaceuticals PLC *	6,090	1,005
Johnson & Johnson	633,113	99,639
McKesson Corp	12,923	2,248
Medtronic PLC	127,025	14,880
Merck & Co Inc	605,640	49,541
Mettler-Toledo International Inc *	28,371	32,334
Novartis AG ADR	159,076	15,022
Novo Nordisk A/S ADR	86,039	6,010
Pfizer Inc	850,751	31,316
Regeneron Pharmaceuticals Inc *	12,570	6,073
Teleflex Inc	36,000	14,816
United Therapeutics Corp *	38,304	5,814
UnitedHealth Group Inc	167,008	58,566
Veeva Systems Inc, Cl A *	18,537	5,047
Vertex Pharmaceuticals Inc *	9,535	2,253
Viatris Inc, Cl W *	189,641	3,554
Zoetis Inc, Cl A	63,768	10,554

		637,314

Industrials – 8.7%
3M Co	131,281	22,947
AGCO Corp	52,600	5,423
Allison Transmission Holdings Inc	28,724	1,239
Carlisle Cos Inc	6,137	958
Carrier Global Corp	357,041	13,468
Caterpillar Inc, Cl A	32,511	5,918

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chart Industries Inc *	111,941	$13,186
Cummins Inc	8,214	1,865
Deere & Co	27,326	7,352
Delta Air Lines Inc, Cl A *	158,339	6,367
Eaton Corp PLC	85,670	10,293
FedEx Corp	20,626	5,355
Fortive Corp	85,423	6,050
Graco Inc	542,313	39,236
Honeywell International Inc	61,532	13,088
Huntington Ingalls Industries Inc, Cl A	41,706	7,110
Illinois Tool Works Inc	47,481	9,680
Johnson Controls International PLC	494,338	23,031
L3Harris Technologies Inc	25,220	4,767
Lockheed Martin Corp	15,688	5,569
ManpowerGroup Inc	18,167	1,638
Middleby Corp/The *	100,000	12,892
Northrop Grumman Corp	16,563	5,047
Oshkosh Corp	61,954	5,332
Otis Worldwide Corp	61,000	4,121
PACCAR Inc	43,000	3,710
Raytheon Technologies Corp	247,761	17,717
Robert Half International Inc	25,692	1,605
Roper Technologies Inc	56,426	24,325
Siemens AG ADR	311,780	22,383
Southwest Airlines Co, Cl A *	86,460	4,030
SPX Corp *	148,826	8,117
Stanley Black & Decker Inc	20,000	3,571
Textron Inc	190,528	9,208
Timken Co/The	112,333	8,690
TransDigm Group Inc *	3,103	1,920
Waste Management Inc	18,232	2,150
WW Grainger Inc	64,211	26,220

		365,578

Information Technology – 22.0%
Adobe Inc *	132,912	66,472
Amphenol Corp, Cl A	52,312	6,841
Analog Devices Inc	99,044	14,632
Apple Inc	1,032,613	137,017
Applied Materials Inc	419,662	36,217
Arista Networks Inc *	32,560	9,461
ASML Holding NV, Cl G	19,401	9,462
Broadcom Inc	17,131	7,501
Cisco Systems Inc	500,230	22,385
Citrix Systems Inc	44,716	5,818
Cognizant Technology Solutions Corp, Cl A	8,912	730
Corning Inc, Cl B	234,159	8,430
Crowdstrike Holdings Inc, Cl A *	17,748	3,759
Dropbox Inc, Cl A *	216,744	4,810
F5 Networks Inc, Cl A *	53,596	9,430
Hewlett Packard Enterprise Co	307,307	3,642
HP Inc	480,394	11,813

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intel Corp	571,741	$28,484
International Business Machines Corp	6,932	873
Intuit Inc	156,005	59,258
Juniper Networks Inc	7,046	159
Keysight Technologies Inc *	148,082	19,560
Lam Research Corp	22,006	10,393
Marvell Technology Group Ltd	264,770	12,587
Mastercard Inc, Cl A	180,727	64,509
Microchip Technology Inc	289,399	39,969
Micron Technology Inc *	161,000	12,104
Microsoft Corp	486,353	108,175
Motorola Solutions Inc	22,111	3,760
NetApp Inc	45,929	3,042
Oracle Corp, Cl B	512,747	33,170
Qorvo Inc *	23,736	3,947
QUALCOMM Inc	68,185	10,387
salesforce.com Inc *	27,921	6,213
SAP SE ADR	75,771	9,880
Seagate Technology PLC	153,995	9,572
ServiceNow Inc *	18,089	9,957
Texas Instruments Inc	44,297	7,270
VeriSign Inc *	91,384	19,775
Visa Inc, Cl A	275,684	60,300
Vishay Intertechnology Inc	240,771	4,986
Vontier Corp *	34,169	1,141
Western Digital Corp *	33,750	1,869
Xerox Holdings Corp	253,986	5,890
Zendesk Inc *	63,012	9,018

		914,668

Materials – 4.7%
Cabot Corp	119,095	5,345
Celanese Corp, Cl A	28,298	3,677
Corteva Inc	64,004	2,478
Domtar Corp *	35,648	1,128
Dow Inc	162,912	9,042
DuPont de Nemours Inc	43,599	3,100
Eastman Chemical Co	165,233	16,570
Ecolab Inc	83,739	18,118
Huntsman Corp	531,983	13,374
Ingevity Corp *	14,131	1,070
International Paper Co	135,045	6,714
Linde PLC	123,959	32,665
LyondellBasell Industries NV, Cl A	74,826	6,859
Newmont Corp	98,126	5,877
O-I Glass Inc, Cl I *	451,358	5,371
Reliance Steel & Aluminum Co	11,055	1,324
Sherwin-Williams Co/The, Cl A	66,555	48,912
Steel Dynamics Inc	349,887	12,900

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westrock Co	27,405	$1,193

		195,717

Real Estate – 2.0%
American Tower Corp, Cl A ‡	101,757	22,840
Brandywine Realty Trust ‡	24,300	290
CBRE Group Inc, Cl A *‡	41,173	2,582
Crown Castle International Corp ‡	40,644	6,470
Diversified Healthcare Trust ‡	1,104,641	4,551
Equinix Inc ‡	1,986	1,418
Equity Commonwealth *‡	284,918	7,773
Healthpeak Properties Inc ‡	502,660	15,196
Invitation Homes Inc ‡	28,203	838
Public Storage ‡	4,106	948
SBA Communications Corp, Cl A ‡	25,216	7,114
Service Properties Trust ‡	461,799	5,306
Welltower Inc ‡	146,710	9,480

		84,806

Utilities – 1.3%
Ameren Corp	65,226	5,092

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Electric Power Co Inc	57,553	$4,792
Edison International	40,300	2,532
Exelon Corp	317,795	13,417
NextEra Energy Inc	238,931	18,434
PPL Corp	241,001	6,796
UGI Corp	29,973	1,048
Vistra Corp	40,284	792

		52,903

Total Common Stock (Cost $1,717,166) ($ Thousands)		4,140,565

CASH EQUIVALENT – 0.4%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	17,644,205	17,644

Total Cash Equivalent (Cost $17,644) ($ Thousands)		17,644

Total Investments in Securities – 99.9% (Cost $1,734,810) ($ Thousands)		$4,158,209

A list of the open futures contracts held by the Fund at December 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	42	Mar-2021	$7,675	$7,872	$197
S&P Mid Cap 400 Index E-MINI	2	Mar-2021	451	461	10

			$8,126	$8,333	$207

Percentages are based on Net Assets of $4,160,493 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

ADR – American Depositary Receipt

Cl – Class

Ltd. – Limited

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

S&P– Standard & Poor’s

SPX – Standard & Poor’s 500 Index

The following is a list of the levels of inputs used as of December 31,2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,140,565	–	–	4,140,565
Cash Equivalent	17,644	–	–	17,644

Total Investments in Securities	4,158,209	–	–	4,158,209

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	207	–	–	207

Total Other Financial Instruments	207	–	–	207

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Managed Large Cap Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$48,578	$71,659	$(120,249)	$11	$1	$–	–	$19	$–
SEI Daily Income Trust, Government Fund, Cl F	21,668	155,235	(159,259)	–	–	17,644	17,644,205	–	–

Totals	$70,246	$226,894	$(279,508)	$11	$1	$17,644		$19	$–

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 98.6%
Communication Services – 10.6%
Activision Blizzard Inc	22,100	$2,052
Alphabet Inc, Cl A *	8,631	15,127
Alphabet Inc, Cl C *	8,312	14,562
AT&T Inc	203,393	5,850
CenturyLink Inc	28,370	276
Charter Communications Inc, Cl A *	4,114	2,722
Comcast Corp, Cl A	130,296	6,827
Discovery Inc, Cl A *	4,700	141
Discovery Inc, Cl C *	8,096	212
DISH Network Corp, Cl A *	7,338	237
Electronic Arts Inc	8,378	1,203
Facebook Inc, Cl A *	68,713	18,770
Fox Corp	14,019	407
Interpublic Group of Cos Inc/The	11,701	275
Live Nation Entertainment Inc *	4,000	294
Netflix Inc *	12,640	6,835
News Corp, Cl A	10,675	192
News Corp, Cl B	4,000	71
Omnicom Group Inc	6,004	375
Take-Two Interactive Software Inc, Cl A *	3,300	686
T-Mobile US Inc *	16,700	2,252
Twitter Inc *	22,700	1,229
Verizon Communications Inc	118,196	6,944
ViacomCBS Inc, Cl B	16,421	612
Walt Disney Co/The *	51,793	9,384

		97,535

Consumer Discretionary – 12.6%
Advance Auto Parts Inc	2,000	315
Amazon.com Inc, Cl A *	12,212	39,774
Aptiv PLC *	7,804	1,017
AutoZone Inc *	681	807
Best Buy Co Inc	6,654	664
Booking Holdings Inc *	1,199	2,670
BorgWarner Inc	7,300	282
CarMax Inc *	4,700	444
Carnival Corp *	20,984	454
Chipotle Mexican Grill Inc, Cl A *	816	1,132
Darden Restaurants Inc	3,718	443
Dollar General Corp	6,981	1,468
Dollar Tree Inc *	6,654	719
Domino’s Pizza Inc	1,064	408
DR Horton Inc	9,358	645
eBay Inc	18,649	937
Etsy Inc *	3,500	623
Expedia Group Inc *	3,855	510
Ford Motor Co *	111,170	977
Gap Inc/The	6,231	126
Garmin Ltd	4,205	503
General Motors Co *	35,913	1,495
Genuine Parts Co	4,136	415

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hanesbrands Inc	10,600	$154
Hasbro Inc	3,596	336
Hilton Worldwide Holdings Inc *	7,900	879
Home Depot Inc/The	30,731	8,163
L Brands Inc	6,527	243
Las Vegas Sands Corp *	9,600	572
Leggett & Platt Inc	4,059	180
Lennar Corp, Cl A	7,916	603
LKQ Corp *	7,800	275
Lowe’s Cos Inc	20,949	3,362
Marriott International Inc/MD, Cl A *	7,524	993
McDonald’s Corp	21,338	4,579
MGM Resorts International	11,700	369
Mohawk Industries Inc *	1,800	254
Newell Brands Inc, Cl B	11,055	235
NIKE Inc, Cl B	35,923	5,082
Norwegian Cruise Line Holdings Ltd *	8,100	206
NVR Inc *	100	408
O’Reilly Automotive Inc *	2,018	913
Pool Corp	1,100	410
PulteGroup Inc	7,699	332
PVH Corp *	2,159	203
Ralph Lauren Corp, Cl A *	1,405	146
Ross Stores Inc *	10,136	1,245
Royal Caribbean Cruises Ltd *	5,100	381
Starbucks Corp	33,587	3,593
Tapestry Inc *	8,319	259
Target Corp, Cl A	14,328	2,529
Tesla Inc *	21,670	15,292
Tiffany & Co	3,178	418
TJX Cos Inc/The	34,286	2,341
Tractor Supply Co	3,280	461
Ulta Beauty Inc *	1,647	473
Under Armour Inc, Cl A *	6,005	103
Under Armour Inc, Cl C *	5,149	77
VF Corp	9,065	774
Whirlpool Corp	1,805	326
Wynn Resorts Ltd *	2,700	305
Yum! Brands Inc	8,570	930

		115,232

Consumer Staples – 6.4%
Altria Group Inc	53,173	2,180
Archer-Daniels-Midland Co	15,775	795
Brown-Forman Corp, Cl B	5,165	410
Campbell Soup Co	5,784	280
Church & Dwight Co Inc	7,100	619
Clorox Co/The	3,642	735
Coca-Cola Co/The	110,349	6,052
Colgate-Palmolive Co	24,495	2,095
Conagra Brands Inc	14,265	517
Constellation Brands Inc, Cl A	4,813	1,054

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Costco Wholesale Corp	12,636	$4,761
Estee Lauder Cos Inc/The, Cl A	6,500	1,730
General Mills Inc	17,686	1,040
Hershey Co/The	4,212	642
Hormel Foods Corp	7,908	369
J M Smucker Co/The	3,253	376
Kellogg Co	7,367	458
Kimberly-Clark Corp	9,703	1,308
Kraft Heinz Co/The	18,308	635
Kroger Co/The	22,436	713
Lamb Weston Holdings Inc	4,300	339
McCormick & Co Inc/MD	7,032	672
Molson Coors Beverage Co, Cl B *	5,251	237
Mondelez International Inc, Cl A	40,920	2,393
Monster Beverage Corp *	10,554	976
PepsiCo Inc	39,459	5,852
Philip Morris International Inc	44,587	3,691
Procter & Gamble Co/The	70,945	9,871
Sysco Corp, Cl A	14,520	1,078
Tyson Foods Inc, Cl A	8,603	554
Walgreens Boots Alliance Inc	20,357	812
Walmart Inc	39,556	5,702

		58,946

Energy – 2.3%
Apache Corp	10,900	155
Baker Hughes Co, Cl A	19,449	405
Cabot Oil & Gas Corp	11,713	191
Chevron Corp	55,178	4,660
Concho Resources Inc	5,500	321
ConocoPhillips	30,360	1,214
Devon Energy Corp	11,313	179
Diamondback Energy Inc, Cl A	4,500	218
EOG Resources Inc	16,546	825
Exxon Mobil Corp	121,146	4,993
Halliburton Co	25,442	481
Hess Corp	7,975	421
HollyFrontier Corp	4,300	111
Kinder Morgan Inc	55,082	753
Marathon Oil Corp	22,556	150
Marathon Petroleum Corp	18,360	759
National Oilwell Varco Inc, Cl A	11,268	155
Occidental Petroleum Corp	24,162	418
ONEOK Inc	12,809	492
Phillips 66	12,375	865
Pioneer Natural Resources Co	4,704	536
Schlumberger NV, Cl A	40,300	880
TechnipFMC PLC	11,700	110
Valero Energy Corp	11,521	652

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Williams Cos Inc/The	34,469	$691

		20,635

Financials – 10.3%
Aflac Inc	18,534	824
Allstate Corp/The	8,659	952
American Express Co	18,632	2,253
American International Group Inc	24,935	944
Ameriprise Financial Inc	3,384	658
Aon PLC, Cl A	6,529	1,379
Arthur J Gallagher & Co	5,500	680
Assurant Inc	1,605	219
Bank of America Corp	217,245	6,585
Bank of New York Mellon Corp/The	23,199	984
Berkshire Hathaway Inc, Cl B *	55,663	12,907
BlackRock Inc	4,081	2,945
Capital One Financial Corp	13,055	1,291
Cboe Global Markets Inc	3,000	279
Charles Schwab Corp/The	42,636	2,261
Chubb Ltd	12,934	1,991
Cincinnati Financial Corp	4,183	365
Citigroup Inc	59,651	3,678
Citizens Financial Group Inc	12,400	443
CME Group Inc	10,240	1,864
Comerica Inc	4,192	234
Discover Financial Services	8,630	781
Everest Re Group Ltd	1,137	266
Fifth Third Bancorp	20,711	571
First Republic Bank/CA	4,900	720
Franklin Resources Inc	8,050	201
Globe Life Inc	2,639	251
Goldman Sachs Group Inc/The	9,865	2,602
Hartford Financial Services Group Inc/The	10,086	494
Huntington Bancshares Inc/OH	29,314	370
Intercontinental Exchange Inc	16,005	1,845
Invesco Ltd	11,000	192
JPMorgan Chase & Co	87,176	11,077
KeyCorp	27,983	459
Lincoln National Corp	4,998	251
Loews Corp	6,462	291
M&T Bank Corp	3,625	461
MarketAxess Holdings Inc	1,100	628
Marsh & McLennan Cos Inc	14,459	1,692
MetLife Inc	21,739	1,021
Moody’s Corp	4,663	1,353
Morgan Stanley	40,904	2,803
MSCI Inc, Cl A	2,400	1,072
Nasdaq Inc, Cl A	3,200	425
Northern Trust Corp	6,009	560
People’s United Financial Inc	12,900	167
PNC Financial Services Group Inc/The	12,084	1,801
Principal Financial Group Inc, Cl A	7,357	365

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Progressive Corp/The	16,685	$1,650
Prudential Financial Inc	11,266	879
Raymond James Financial Inc	3,600	344
Regions Financial Corp	27,463	443
S&P Global Inc	6,851	2,252
State Street Corp	10,045	731
SVB Financial Group, Cl B *	1,500	582
Synchrony Financial	15,263	530
T Rowe Price Group Inc	6,408	970
Travelers Cos Inc/The	7,256	1,018
Truist Financial Corp	38,496	1,845
Unum Group	6,061	139
US Bancorp	39,123	1,823
W R Berkley Corp	4,200	279
Wells Fargo & Co	118,415	3,574
Willis Towers Watson PLC	3,721	784
Zions Bancorp NA	4,760	207

		94,505

Health Care – 13.3%
Abbott Laboratories	50,599	5,540
AbbVie Inc	50,550	5,416
ABIOMED Inc *	1,300	421
Agilent Technologies Inc	8,715	1,033
Alexion Pharmaceuticals Inc *	6,300	984
Align Technology Inc *	2,031	1,085
AmerisourceBergen Corp, Cl A	4,096	400
Amgen Inc, Cl A	16,622	3,822
Anthem Inc	7,127	2,288
Baxter International Inc	14,635	1,174
Becton Dickinson and Co	8,271	2,069
Biogen Inc *	4,400	1,077
Bio-Rad Laboratories Inc, Cl A *	600	350
Boston Scientific Corp *	40,812	1,467
Bristol-Myers Squibb Co	64,697	4,013
Cardinal Health Inc	8,359	448
Catalent Inc *	4,600	479
Centene Corp *	16,508	991
Cerner Corp	8,700	683
Cigna Corp	10,307	2,146
Cooper Cos Inc/The, Cl A	1,400	509
CVS Health Corp	37,476	2,560
Danaher Corp, Cl A	18,096	4,020
DaVita Inc *	2,205	259
DENTSPLY SIRONA Inc	6,209	325
DexCom Inc *	2,748	1,016
Edwards Lifesciences Corp, Cl A *	17,700	1,615
Eli Lilly and Co	22,706	3,834
Gilead Sciences Inc	35,884	2,091
HCA Healthcare Inc *	7,505	1,234
Henry Schein Inc *	3,900	261
Hologic Inc *	7,500	546

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Humana Inc	3,758	$1,542
IDEXX Laboratories Inc *	2,400	1,200
Illumina Inc *	4,200	1,554
Incyte Corp *	5,200	452
Intuitive Surgical Inc *	3,395	2,777
IQVIA Holdings Inc *	5,500	985
Johnson & Johnson	75,142	11,826
Laboratory Corp of America Holdings *	2,763	562
McKesson Corp	4,529	788
Medtronic PLC	38,572	4,518
Merck & Co Inc	72,476	5,928
Mettler-Toledo International Inc *	699	797
PerkinElmer Inc	3,140	451
Perrigo Co PLC	4,004	179
Pfizer Inc	158,656	5,840
Quest Diagnostics Inc	3,824	456
Regeneron Pharmaceuticals Inc *	3,005	1,452
ResMed Inc	4,200	893
STERIS PLC	2,447	464
Stryker Corp	9,346	2,290
Teleflex Inc	1,273	524
Thermo Fisher Scientific Inc	11,269	5,249
UnitedHealth Group Inc	27,074	9,494
Universal Health Services Inc, Cl B *	2,300	316
Varian Medical Systems Inc *	2,605	456
Vertex Pharmaceuticals Inc *	7,460	1,763
Viatris Inc, Cl W *	35,157	659
Waters Corp *	1,797	445
West Pharmaceutical Services Inc	2,100	595
Zimmer Biomet Holdings Inc	5,922	912
Zoetis Inc, Cl A	13,546	2,242

		121,765

Industrials – 8.2%
3M Co	16,547	2,892
A O Smith Corp	4,100	225
Alaska Air Group Inc	3,700	192
Allegion PLC	2,570	299
American Airlines Group Inc *(A)	15,109	238
AMETEK Inc	6,600	798
Boeing Co/The *	15,187	3,251
Carrier Global Corp	23,644	892
Caterpillar Inc, Cl A	15,506	2,822
CH Robinson Worldwide Inc	4,005	376
Cintas Corp	2,468	872
Copart Inc *	6,000	763
CSX Corp	21,872	1,985
Cummins Inc	4,244	964
Deere & Co	9,006	2,423
Delta Air Lines Inc, Cl A *	18,413	740
Dover Corp	4,037	510
Eaton Corp PLC	11,408	1,371

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Emerson Electric Co	17,015	$1,367
Equifax Inc	3,530	681
Expeditors International of Washington Inc	4,861	462
Fastenal Co, Cl A	16,318	797
FedEx Corp	6,914	1,795
Flowserve Corp	4,000	147
Fortive Corp	9,787	693
Fortune Brands Home & Security Inc	4,000	343
General Dynamics Corp	6,559	976
General Electric Co	250,609	2,707
Honeywell International Inc	20,041	4,263
Howmet Aerospace Inc *	11,178	319
Huntington Ingalls Industries Inc, Cl A	1,200	205
IDEX Corp	2,200	438
IHS Markit Ltd	10,800	970
Illinois Tool Works Inc	8,229	1,678
Ingersoll Rand Inc *	10,733	489
Jacobs Engineering Group Inc	3,604	393
JB Hunt Transport Services Inc	2,451	335
Johnson Controls International PLC	20,599	960
Kansas City Southern	2,600	531
L3Harris Technologies Inc	6,009	1,136
Lockheed Martin Corp	7,076	2,512
Masco Corp	7,484	411
Nielsen Holdings PLC	10,700	223
Norfolk Southern Corp	7,230	1,718
Northrop Grumman Corp	4,441	1,353
Old Dominion Freight Line Inc, Cl A	2,800	547
Otis Worldwide Corp	11,522	778
PACCAR Inc	9,867	851
Parker-Hannifin Corp, Cl A	3,671	1,000
Pentair PLC	4,566	243
Quanta Services Inc	3,800	274
Raytheon Technologies Corp	43,460	3,108
Republic Services Inc	6,083	586
Robert Half International Inc	3,132	196
Rockwell Automation Inc	3,330	835
Rollins Inc	6,300	246
Roper Technologies Inc	2,965	1,278
Snap-on Inc	1,453	249
Southwest Airlines Co, Cl A *	16,662	777
Stanley Black & Decker Inc	4,640	829
Teledyne Technologies Inc *	1,000	392
Textron Inc	6,407	310
Trane Technologies PLC	6,904	1,002
TransDigm Group Inc *	1,500	928
Union Pacific Corp	19,274	4,013
United Airlines Holdings Inc *	8,400	363
United Parcel Service Inc, Cl B	20,472	3,447
United Rentals Inc *	2,100	487
Verisk Analytics Inc, Cl A	4,700	976
Waste Management Inc	11,128	1,312

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westinghouse Air Brake Technologies Corp	5,090	$373
WW Grainger Inc	1,231	503
Xylem Inc/NY	5,200	529

		75,947

Information Technology – 27.2%
Accenture PLC, Cl A	18,128	4,735
Adobe Inc *	13,737	6,870
Advanced Micro Devices Inc *	34,300	3,146
Akamai Technologies Inc *	4,704	494
Amphenol Corp, Cl A	8,509	1,113
Analog Devices Inc	10,571	1,562
ANSYS Inc *	2,400	873
Apple Inc	456,762	60,608
Applied Materials Inc	26,150	2,257
Arista Networks Inc *	1,600	465
Autodesk Inc, Cl A *	6,317	1,929
Automatic Data Processing Inc	12,259	2,160
Broadcom Inc	11,546	5,055
Broadridge Financial Solutions Inc	3,344	512
Cadence Design Systems Inc *	7,900	1,078
CDW Corp/DE	4,000	527
Cisco Systems Inc	121,061	5,417
Citrix Systems Inc	3,542	461
Cognizant Technology Solutions Corp, Cl A	15,205	1,246
Corning Inc, Cl B	21,708	781
DXC Technology Co *	7,730	199
F5 Networks Inc, Cl A *	1,800	317
Fidelity National Information Services Inc,
Cl B	17,765	2,513
Fiserv Inc, Cl A *	15,920	1,813
FleetCor Technologies Inc *	2,369	646
FLIR Systems Inc	4,000	175
Fortinet Inc *	3,812	566
Gartner Inc *	2,600	416
Global Payments Inc	8,527	1,837
Hewlett Packard Enterprise Co	37,191	441
HP Inc	39,091	961
Intel Corp	116,897	5,824
International Business Machines Corp	25,533	3,214
Intuit Inc	7,543	2,865
IPG Photonics Corp *	1,000	224
Jack Henry & Associates Inc	2,100	340
Juniper Networks Inc	9,000	203
Keysight Technologies Inc *	5,400	713
KLA Corp	4,371	1,132
Lam Research Corp	4,122	1,947
Leidos Holdings Inc	3,800	399
Mastercard Inc, Cl A	25,174	8,986
Maxim Integrated Products Inc *	7,800	691
Microchip Technology Inc	7,404	1,023
Micron Technology Inc *	31,869	2,396

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Microsoft Corp	216,015	$48,046
Motorola Solutions Inc	4,789	814
NetApp Inc	6,285	416
NortonLifeLock Inc	16,747	348
NVIDIA Corp	17,709	9,248
Oracle Corp, Cl B	54,323	3,514
Paychex Inc	9,069	845
Paycom Software Inc *	1,400	633
PayPal Holdings Inc *	33,449	7,834
Qorvo Inc *	3,200	532
QUALCOMM Inc	32,254	4,914
salesforce.com Inc *	26,174	5,824
Seagate Technology PLC	6,400	398
ServiceNow Inc *	5,573	3,068
Skyworks Solutions Inc	4,704	719
Synopsys Inc *	4,400	1,141
TE Connectivity Ltd	9,409	1,139
Teradyne Inc	4,800	575
Texas Instruments Inc	26,266	4,311
Tyler Technologies Inc *	1,100	480
VeriSign Inc *	2,800	606
Visa Inc, Cl A	48,461	10,600
Vontier Corp *	4,034	135
Western Digital Corp *	8,774	486
Western Union Co/The	11,334	249
Xerox Holdings Corp	4,376	101
Xilinx Inc	6,953	986
Zebra Technologies Corp, Cl A *	1,500	577

		249,669

Materials – 2.6%
Air Products and Chemicals Inc	6,266	1,712
Albemarle Corp	3,000	443
Amcor PLC	45,632	537
Avery Dennison Corp	2,315	359
Ball Corp	9,272	864
Celanese Corp, Cl A	3,300	429
CF Industries Holdings Inc	6,450	250
Corteva Inc	21,173	820
Dow Inc	21,106	1,171
DuPont de Nemours Inc	20,973	1,491
Eastman Chemical Co	3,820	383
Ecolab Inc	7,075	1,531
FMC Corp	3,700	425
Freeport-McMoRan Inc, Cl B *	41,336	1,076
International Flavors & Fragrances Inc (A)	2,994	326
International Paper Co	11,474	570
Linde PLC	14,973	3,946
LyondellBasell Industries NV, Cl A	7,374	676
Martin Marietta Materials Inc, Cl A	1,819	517
Mosaic Co/The	10,109	233
Newmont Corp	22,925	1,373

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nucor Corp	8,795	$468
Packaging Corp of America	2,700	372
PPG Industries Inc	6,790	979
Sealed Air Corp	4,528	207
Sherwin-Williams Co/The, Cl A	2,334	1,715
Vulcan Materials Co	3,749	556
Westrock Co	7,384	321

		23,750

Real Estate – 2.4%
Alexandria Real Estate Equities Inc ‡	3,400	606
American Tower Corp, Cl A ‡	12,746	2,861
AvalonBay Communities Inc ‡	3,915	628
Boston Properties Inc ‡	4,100	388
CBRE Group Inc, Cl A *	9,409	590
Crown Castle International Corp ‡	12,204	1,943
Digital Realty Trust Inc, Cl A ‡	7,769	1,084
Duke Realty Corp ‡	10,400	416
Equinix Inc ‡	2,539	1,813
Equity Residential ‡	9,944	589
Essex Property Trust Inc ‡	1,900	451
Extra Space Storage Inc ‡	3,700	429
Federal Realty Investment Trust ‡	2,100	179
Healthpeak Properties Inc ‡	15,200	459
Host Hotels & Resorts Inc *‡	20,174	295
Iron Mountain Inc ‡	8,538	252
Kimco Realty Corp ‡	13,113	197
Mid-America Apartment Communities Inc ‡	3,200	405
Prologis Inc ‡	21,120	2,105
Public Storage ‡	4,366	1,008
Realty Income Corp ‡	10,100	628
Regency Centers Corp ‡	4,699	214
SBA Communications Corp, Cl A ‡	3,200	903
Simon Property Group Inc ‡	8,906	759
SL Green Realty Corp ‡	2,200	131
UDR Inc ‡	8,500	327
Ventas Inc ‡	10,732	526
Vornado Realty Trust ‡	4,677	175
Welltower Inc ‡	12,000	775
Weyerhaeuser Co ‡	21,561	723

		21,859

Utilities – 2.7%
AES Corp/The	18,690	439
Alliant Energy Corp	7,400	381
Ameren Corp	6,953	543
American Electric Power Co Inc	14,315	1,192
American Water Works Co Inc	5,200	798
Atmos Energy Corp	3,700	353
CenterPoint Energy Inc	15,485	335
CMS Energy Corp	8,201	500
Consolidated Edison Inc	9,833	711
Dominion Energy Inc	23,287	1,751

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DTE Energy Co	5,545	$673
Duke Energy Corp	21,016	1,924
Edison International	10,857	682
Entergy Corp	5,826	582
Evergy Inc	6,299	350
Eversource Energy	9,735	842
Exelon Corp	28,155	1,189
FirstEnergy Corp	15,823	484
NextEra Energy Inc	56,080	4,327
NiSource Inc	11,544	265
NRG Energy Inc	7,213	271
Pinnacle West Capital Corp	3,249	260
PPL Corp	22,471	634
Public Service Enterprise Group Inc	14,630	853
Sempra Energy	8,245	1,050
Southern Co/The	30,135	1,851
WEC Energy Group Inc	8,919	821
Xcel Energy Inc	14,936	996

		25,057

Total Common Stock (Cost $272,326) ($ Thousands)		904,900

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP – 0.0%
SEI Liquidity Fund, L.P. 0.080% **†(B)	579,264	$579

Total Affiliated Partnership (Cost $579) ($ Thousands)		579

CASH EQUIVALENT – 1.4%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	12,715,369	12,715

Total Cash Equivalent (Cost $12,715) ($ Thousands)		12,715

Total Investments in Securities – 100.0% (Cost $285,620) ($ Thousands)		$918,194

A list of the open futures contracts held by the Fund at December 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	78	Mar-2021	$14,245	$14,620	$375

Percentages are based on Net Assets of $917,937 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2020. The total market value of securities on loan at December 31, 2020 was $564 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2020 was $579 ($ Thousands).

Cl – Class

L.P. – Limited Partnership

Ltd – Limited

PLC – Public Limited Company

S&P – Standard & Poor’s

The following is a list of the levels of inputs used as of December 31, 2020 in valuing the fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	904,900	–	–	904,900
Affiliated Partnership	–	579	–	579
Cash Equivalent	12,715	–	–	12,715

Total Investments in Securities	917,615	579	–	918,194

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	375	–	–	375

Total Other Financial Instruments	375	–	–	375

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

S&P 500 Index Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$349	$556	$(326)	$–	$–	$579	579,264	$–	$–
SEI Daily Income Trust, Government Fund, Cl F	12,428	36,310	(36,023)	–	–	12,715	12,715,369	–	–

Totals	$12,777	$36,866	$(36,349)	$–	$–	$13,294		$–	$–

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Small Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 98.3%
Communication Services – 3.1%
Boingo Wireless Inc *	18,460	$235
Boston Omaha Corp, Cl A *	6,651	184
Cable One Inc	692	1,542
Cardlytics Inc *	4,800	685
Cars.com Inc *	31,960	361
Cinemark Holdings Inc *(A)	163,412	2,845
Cogent Communications Holdings Inc	31,051	1,859
comScore Inc *	61,033	152
Consolidated Communications Holdings Inc *	99,586	487
Glu Mobile Inc *	58,689	529
Iridium Communications Inc *	20,187	794
Lions Gate Entertainment Corp, Cl A *(A)	407,806	4,637
MSG Networks Inc *	41,543	612
Nexstar Media Group Inc, Cl A	13,468	1,471
Ooma Inc *	55,754	803
QuinStreet Inc *	24,510	525
TechTarget Inc *	10,800	638
TEGNA Inc	83,611	1,166
TrueCar Inc *	122,527	515

		20,040

Consumer Discretionary – 14.1%
Aaron’s *	66,074	1,253
Advance Auto Parts Inc	8,317	1,310
American Axle & Manufacturing Holdings Inc *	22,340	186
American Eagle Outfitters Inc	236,440	4,745
American Outdoor Brands Inc *	2,062	35
American Public Education Inc *	33,808	1,030
America’s Car-Mart Inc/TX *	4,918	540
At Home Group Inc *	31,977	494
Bally’s *	15,481	778
Beazer Homes USA Inc, Cl A *	56,871	862
Biglari Holdings Inc, Cl B *	1,077	120
Bloomin’ Brands Inc *	82,141	1,595
Brinker International Inc *	14,168	801
Brunswick Corp/DE	21,822	1,664
Buckle Inc/The	16,590	484
Callaway Golf Co *	48,238	1,158
CarParts.com Inc *	38,042	471
Carriage Services Inc	37,766	1,183
Carter’s Inc *	6,499	611
Cato Corp/The, Cl A *	38,430	369
Century Communities Inc *	13,319	583
Churchill Downs Inc	4,132	805
Chuy’s Holdings Inc *	24,795	657
Citi Trends Inc *	8,845	439
Cooper Tire & Rubber Co	15,000	608
Core-Mark Holding Co Inc, Cl A	46,699	1,372
Dave & Buster’s Entertainment Inc *	57,058	1,713

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Deckers Outdoor Corp *	4,963	$1,423
Del Taco Restaurants Inc *	20,970	190
Domino’s Pizza Inc	3,524	1,351
Dorman Products Inc *	6,315	548
El Pollo Loco Holdings Inc *	52,311	947
Ethan Allen Interiors Inc	55,340	1,118
Fiesta Restaurant Group Inc *	20,350	232
Five Below Inc *	3,800	665
Floor & Decor Holdings Inc, Cl A *	5,798	538
Gentex Corp	17,800	604
Green Brick Partners Inc *	101,286	2,326
GrowGeneration Corp *	14,694	591
Hamilton Beach Brands Holding Co, Cl A	6,908	121
Haverty Furniture Cos Inc	41,575	1,150
Hibbett Sports Inc *	10,593	489
Hooker Furniture Corp	31,656	1,021
Installed Building Products Inc *	6,070	619
Johnson Outdoors Inc, Cl A	10,971	1,236
KB Home	20,092	674
La-Z-Boy Inc, Cl Z	15,049	600
Lincoln Educational Services Corp *	86,261	561
Lithia Motors Inc, Cl A	3,816	1,117
Lovesac Co/The *	21,720	936
M/I Homes Inc *	13,864	614
Magnite *	23,592	725
Marine Products Corp	8,040	117
MarineMax Inc *	6,850	240
Mattel Inc *	36,500	637
MDC Holdings Inc	12,734	619
Meritage Homes Corp *	5,415	448
Modine Manufacturing Co *	526,088	6,608
Monro Inc	28,636	1,526
Murphy USA Inc	15,975	2,091
Noodles & Co, Cl A *	23,755	188
Norwegian Cruise Line Holdings Ltd *(A)	98,463	2,504
Oxford Industries Inc, Cl A	9,473	621
Papa John’s International Inc, Cl A	5,702	484
Penn National Gaming Inc *	8,939	772
Pool Corp	4,258	1,586
Purple Innovation Inc, Cl A *	10,872	358
Rent-A-Center Inc/TX	16,200	620
Scientific Games Corp, Cl A *	14,285	593
Shoe Carnival Inc	3,579	140
Shutterstock Inc	24,192	1,735
Skechers USA Inc, Cl A *	15,307	550
Smith & Wesson Brands Inc	8,251	146
Sonos Inc *	54,461	1,274
Sportsman’s Warehouse Holdings Inc *	29,999	527
Stamps.com Inc *	2,488	488
Steven Madden Ltd *	24,840	877
Stitch Fix Inc, Cl A *	9,516	559
Superior Group of Cos Inc	36,758	854

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Taylor Morrison Home Corp, Cl A *	88,819	$2,278
Texas Roadhouse Inc, Cl A *	17,260	1,349
Tilly’s Inc, Cl A *	63,720	520
Tractor Supply Co	11,029	1,550
TRI Pointe Group Inc *	34,015	587
Tupperware Brands Corp *	34,260	1,110
Turtle Beach Corp *	27,150	585
Urban Outfitters Inc *	90,253	2,310
Vera Bradley Inc *	13,479	107
Vista Outdoor Inc *	54,922	1,305
VOXX International, Cl A *	13,587	173
Waitr Holdings *	130,939	364
Weyco Group Inc	6,970	110
Wingstop Inc, Cl A	7,412	982
Winmark Corp	4,492	835
XPEL Inc *	15,086	778
YETI Holdings Inc *	18,083	1,238
Zumiez Inc *	15,412	567

		90,172

Consumer Staples – 5.2%
BJ’s Wholesale Club Holdings Inc *	27,874	1,039
Calavo Growers Inc	18,642	1,294
Cal-Maine Foods Inc *	17,434	654
Casey’s General Stores Inc	7,490	1,338
Celsius Holdings Inc *	34,875	1,754
Central Garden & Pet Co, Cl A *	33,575	1,266
Chefs’ Warehouse Inc/The *	18,690	480
Darling Ingredients Inc *	24,088	1,389
elf Beauty Inc *	24,595	619
Energizer Holdings Inc	14,059	593
Freshpet Inc *	5,343	759
Hain Celestial Group Inc/The *	22,342	897
Hostess Brands Inc, Cl A *	81,064	1,187
Ingles Markets Inc, Cl A	28,360	1,210
Ingredion Inc	17,668	1,390
J & J Snack Foods Corp	9,168	1,424
Lamb Weston Holdings Inc	17,195	1,354
Landec Corp *	19,377	210
Lifevantage Corp *	46,743	436
Medifast Inc	6,551	1,286
MGP Ingredients Inc	17,086	804
National Beverage Corp, Cl A *(A)	7,553	641
Natural Grocers by Vitamin Cottage Inc	51,454	707
Pilgrim’s Pride Corp *	100,080	1,963
Sanderson Farms Inc	8,788	1,162
SpartanNash Co	7,970	139
Spectrum Brands Holdings Inc	11,530	911
Tootsie Roll Industries Inc	33,691	1,001
TreeHouse Foods Inc *	42,425	1,803
Turning Point Brands Inc	27,060	1,206
United Natural Foods Inc *	13,080	209

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Utz Brands Inc	26,456	$583
Village Super Market Inc, Cl A	22,923	506
Weis Markets Inc	19,991	956

		33,170

Energy – 2.3%
Berry Corp *	32,860	121
Bonanza Creek Energy Inc *	8,151	158
Cabot Oil & Gas Corp	128,063	2,085
Cimarex Energy Co	83,192	3,120
Delek US Holdings Inc *	304,962	4,901
Diamondback Energy Inc, Cl A	15,697	760
DMC Global Inc *	13,486	583
National Energy Services Reunited Corp *	20,990	208
New Fortress Energy Inc, Cl A	9,502	509
Parsley Energy Inc, Cl A	48,361	687
PDC Energy Inc, Cl A *	28,916	594
Renewable Energy Group Inc *	7,372	522
Select Energy Services Inc, Cl A *	40,808	167
Solaris Oilfield Infrastructure Inc, Cl A	17,980	146
Talos Energy Inc *	13,356	110

		14,671

Financials – 18.0%
Aaron’s Holdings *	37,482	2,019
Affiliated Managers Group Inc	10,061	1,023
Amalgamated Bank, Cl A	21,600	297
A-Mark Precious Metals *	21,107	541
American Equity Investment Life Holding Co	53,737	1,486
Anworth Mortgage Asset Corp ‡	61,180	166
Argo Group International Holdings Ltd	88,287	3,858
Artisan Partners Asset Management Inc, Cl A	28,339	1,427
Atlantic Capital Bancshares Inc *	16,935	270
B Riley Financial Inc	7,140	316
Banco Latinoamericano de Comercio Exterior SA, Cl E	12,680	201
Bancorp Inc/The *	44,613	609
Bank of Marin Bancorp	10,419	358
Bank of NT Butterfield & Son Ltd/The	48,848	1,522
Bank OZK	50,244	1,571
BankUnited Inc	219,810	7,645
Blackstone Mortgage Trust Inc, Cl A ‡	45,729	1,259
Bridgewater Bancshares Inc *	16,240	203
BRP Group Inc, Cl A *	11,981	359
Capital Bancorp Inc *	6,402	89
Caretrust ‡	30,716	681
Carter Bankshares *	22,130	237
Central Pacific Financial Corp	16,300	310
CNO Financial Group Inc	273,273	6,075
Cohen & Steers Inc	27,162	2,018
Crawford & Co, Cl A	36,940	273
Curo Group Holdings Corp	16,130	231
Customers Bancorp Inc *	19,072	347

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Donegal Group Inc, Cl A	16,175	$228
Donnelley Financial Solutions Inc *	38,117	647
Dynex Capital Inc ‡	61,023	1,086
Enova International Inc *	9,740	241
ESSA Bancorp Inc	8,365	125
EZCORP Inc, Cl A *	68,000	326
FactSet Research Systems Inc	4,865	1,618
Farmers National Banc Corp	21,760	289
Federated Hermes Inc, Cl B	20,217	584
First Bancshares Inc/The	5,573	172
First Commonwealth Financial Corp	260,368	2,848
First Community Bankshares Inc	19,280	416
First Financial Bankshares Inc, Cl A	17,582	636
First Financial Corp/IN	6,440	250
First Horizon National Corp	661,703	8,443
First Midwest Bancorp Inc/IL	53,000	844
First of Long Island Corp/The	14,488	259
Flagstar Bancorp Inc	19,024	775
Flushing Financial Corp	26,923	448
FNB Corp/PA	714,523	6,788
Globe Life Inc	12,266	1,165
Goosehead Insurance Inc, Cl A *	4,097	511
Granite Point Mortgage Trust Inc ‡	43,007	430
Green Dot Corp, Cl A *	10,403	580
Greenhill & Co Inc	19,097	232
Greenlight Capital Re Ltd, Cl A *	19,430	142
Hanmi Financial Corp	12,380	140
Hannon Armstrong Sustainable Infrastructure Capital Inc	10,556	670
Hanover Insurance Group Inc/The, Cl A	13,812	1,615
HarborOne Bancorp Inc	74,190	806
HBT Financial Inc	23,580	357
HCI Group Inc	10,970	574
Hercules Capital Inc, Cl A	102,270	1,475
Heritage Commerce Corp	18,641	165
Heritage Insurance Holdings Inc	18,210	184
Hilltop Holdings Inc	28,788	792
Home BancShares Inc/AR	77,208	1,504
HomeTrust Bancshares Inc	13,650	264
Independent Bank Corp/MI	8,850	163
Kemper Corp, Cl A	12,590	967
Lemonade Inc *(A)	5,998	735
Lincoln National Corp	91,213	4,589
Macatawa Bank Corp	36,993	310
MarketAxess Holdings Inc	2,736	1,561
Mercantile Bank Corp	7,970	217
Merchants Bancorp/IN	26,825	741
MGIC Investment Corp	147,889	1,856
Morningstar Inc, Cl A	5,419	1,255
Mr Cooper Group Inc *	22,684	704
Nelnet Inc, Cl A	8,200	584
OFG Bancorp	126,625	2,348

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oportun Financial Corp *	11,720	$227
Oppenheimer Holdings Inc, Cl A	8,220	258
PacWest Bancorp	36,000	914
PCSB Financial Corp	19,520	311
Peapack-Gladstone Financial Corp	10,530	240
PennyMac Financial Services Inc	10,215	670
Peoples Bancorp Inc/OH	30,640	830
Pinnacle Financial Partners Inc	32,360	2,084
PJT Partners Inc	9,346	703
Professional Holding Corp, Cl A *	8,319	128
Prosperity Bancshares Inc	20,972	1,455
Provident Bancorp Inc	15,496	186
Pzena Investment Management Inc, Cl A	23,670	173
RBB Bancorp	22,380	344
Ready Capital Corp ‡	25,413	316
Regional Management Corp	6,593	197
Richmond Mutual BanCorp Inc	12,940	177
Safeguard Scientifics Inc *	55,761	356
ServisFirst Bancshares Inc	14,396	580
Sterling Bancorp/DE	106,990	1,924
Stewart Information Services Corp	13,600	658
TriState Capital Holdings Inc *	15,768	274
Trupanion Inc *	4,182	501
Umpqua Holdings Corp *	381,263	5,772
Univest Financial Corp	74,644	1,536
Virtus Investment Partners Inc	3,337	724
Waterstone Financial Inc	92,500	1,741
Western Alliance Bancorp	28,902	1,733
WisdomTree Investments Inc	47,480	254

		115,316

Health Care – 13.2%
Abeona Therapeutics Inc *	96,330	151
Acadia Healthcare Co Inc, Cl A *	13,000	653
Accuray Inc *	67,774	283
AdaptHealth Corp, Cl A *	33,075	1,242
Adaptive Biotechnologies Corp *	8,912	527
Affimed NV *	150,750	877
Agenus Inc *	219,838	699
Albireo Pharma Inc *	6,240	234
Allakos Inc *	4,500	630
Alphatec Holdings Inc *	74,206	1,077
ALX Oncology Holdings *	6,362	548
American Renal Associates Holdings Inc *	22,523	258
Amicus Therapeutics Inc *	28,197	651
AMN Healthcare Services Inc *	47,300	3,228
AnaptysBio Inc *	4,470	96
Anika Therapeutics Inc *	13,093	593
Antares Pharma Inc *	87,930	351
Apellis Pharmaceuticals *	11,500	658
Apyx Medical Corp *	28,295	204
Ardelyx Inc *	21,608	140

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Arrowhead Pharmaceuticals Inc *	10,261	$787
Arvinas Inc *	8,331	708
Atreca Inc, Cl A *	9,379	151
Avid Bioservices Inc *	95,323	1,100
Avidity Biosciences Inc *	31,000	791
Beam Therapeutics *	7,378	602
BioDelivery Sciences International Inc *	251,230	1,055
Biohaven Pharmaceutical Holding Co Ltd *	5,315	456
Blueprint Medicines Corp *	6,405	718
CareDx Inc *	9,499	688
Castle Biosciences Inc *	9,520	639
Catalyst Pharmaceuticals Inc *	104,836	350
Chemed Corp	3,098	1,650
Chiasma Inc *	33,237	145
Computer Programs and Systems Inc *	10,280	276
Covetrus Inc *	22,044	634
Cross Country Healthcare Inc *	32,537	289
Cutera Inc *	26,305	634
Cymabay Therapeutics Inc *	77,559	445
CytomX Therapeutics Inc *	20,240	133
CytoSorbents Corp *	29,819	238
Denali Therapeutics Inc *	8,487	711
Eagle Pharmaceuticals Inc/DE *	7,648	356
Editas Medicine Inc *	9,733	682
Electromed *	26,216	257
Emergent BioSolutions Inc *	5,454	489
Encompass Health Corp	17,678	1,462
Ensign Group Inc/The	45,430	3,313
Envista Holdings Corp *	43,856	1,479
Enzo Biochem Inc *	115,676	291
Evolent Health Inc, Cl A *	33,829	542
Fate Therapeutics Inc *	7,600	691
Five Prime Therapeutics Inc *	58,528	996
Fulcrum Therapeutics Inc *	10,005	117
Fulgent Genetics Inc *	4,400	229
G1 Therapeutics Inc *	31,297	563
GenMark Diagnostics Inc *	36,317	530
Globus Medical Inc, Cl A *	10,000	652
Halozyme Therapeutics Inc *	10,534	450
Harpoon Therapeutics Inc *	8,046	134
HealthStream Inc *	17,680	386
Heska Corp *	3,900	568
Immunovant Inc *	10,090	466
Inovalon Holdings Inc, Cl A *	21,885	398
Inspire Medical Systems Inc *	3,693	695
Integra LifeSciences Holdings Corp *	62,009	4,026
Intersect ENT Inc *	15,000	343
Invacare Corp *	25,330	227
Invitae Corp *	10,149	424
iRadimed Corp *	8,441	192
Joint Corp/The *	21,081	554
Kindred Biosciences Inc *	34,426	148

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kiniksa Pharmaceuticals Ltd, Cl A *	7,285	$129
Kodiak Sciences Inc *	3,898	573
Lannett Co Inc *	21,258	139
Lantheus Holdings Inc *	30,061	406
LeMaitre Vascular Inc	16,537	670
Luminex Corp	56,507	1,306
Magellan Health Inc *	7,679	636
Marinus Pharmaceuticals Inc *	19,086	233
Medpace Holdings Inc *	4,659	649
MeiraGTx Holdings plc *	24,050	364
Meridian Bioscience Inc *	42,257	790
Merit Medical Systems Inc *	12,070	670
Mirati Therapeutics Inc *	3,616	794
Mustang Bio Inc *	43,728	165
NanoString Technologies Inc *	6,138	410
Natera Inc *	7,319	728
Neogen Corp, Cl B *	7,573	601
NeoGenomics Inc *	16,400	883
Neoleukin Therapeutics *	9,010	127
NuVasive Inc *	13,727	773
Ocular Therapeutix *	34,219	708
Omnicell Inc *	7,900	948
Owens & Minor Inc	61,129	1,654
Oyster Point Pharma Inc *	5,836	110
Pennant Group Inc/The *	13,487	783
Personalis Inc *	5,779	212
Pieris Pharmaceuticals Inc *	62,273	156
Precision BioSciences Inc *	21,160	176
Prestige Consumer Healthcare Inc, Cl A *	31,972	1,115
Prevail Therapeutics Inc *	12,393	286
Protagonist Therapeutics Inc *	49,430	996
Prothena Corp PLC *	19,080	229
Providence Service Corp/The	7,355	1,020
Quanterix *	13,003	605
Quest Diagnostics Inc	10,945	1,305
R1 RCM Inc *	63,174	1,517
Repligen Corp *	2,338	448
Rigel Pharmaceuticals Inc *	322,013	1,127
Rocket Pharmaceuticals *	9,505	521
Scholar Rock Holding Corp *(A)	10,025	487
Select Medical Holdings Corp *	24,083	666
Shockwave Medical Inc *	6,254	649
SIGA Technologies Inc *	57,085	415
Spectrum Pharmaceuticals Inc *	34,766	119
Spero Therapeutics Inc *	7,119	138
STERIS PLC	9,077	1,721
Surmodics Inc *	6,790	295
Syros Pharmaceuticals Inc *	34,962	379
TG Therapeutics Inc *	13,838	720
Travere Therapeutics *	29,716	810
Turning Point Therapeutics Inc *	4,736	577
Twist Bioscience Corp *	5,053	714

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ultragenyx Pharmaceutical Inc *	10,566	$1,463
Utah Medical Products Inc	1,346	113
Veracyte Inc *	8,638	423
Vericel Corp *	21,104	652
Viemed Healthcare Inc *	93,983	729
Voyager Therapeutics Inc *	36,230	259

		84,251

Industrials – 16.4%
ABM Industries Inc	35,295	1,336
ACCO Brands Corp	466,677	3,943
Advanced Drainage Systems Inc	16,065	1,343
AeroVironment Inc *	6,086	529
AGCO Corp	6,276	647
Air Lease Corp, Cl A	11,619	516
Air Transport Services Group Inc *	18,735	587
Alaska Air Group Inc *	11,858	617
Allied Motion Technologies Inc	2,980	152
Altra Industrial Motion Corp	46,706	2,589
Ameresco Inc, Cl A *	9,018	471
American Superconductor Corp *	41,208	965
ArcBest Corp	13,683	584
Argan Inc	11,969	533
Atlas Air Worldwide Holdings Inc *	15,117	825
Badger Meter Inc	19,160	1,802
Beacon Roofing Supply Inc *	15,540	625
Bloom Energy Corp, Cl A *	23,966	687
BMC Stock Holdings Inc *	12,969	696
Builders FirstSource Inc *	33,861	1,382
BWX Technologies Inc, Cl W	44,949	2,710
CAI International Inc	16,210	506
CBIZ Inc *	22,301	593
CECO Environmental Corp *	34,573	241
Chart Industries Inc *	5,834	687
CIRCOR International Inc *	19,936	766
Clean Harbors Inc *	20,165	1,535
Cornerstone Building Brands Inc *	55,513	515
Covenant Logistics Group Inc, Cl A *	68,868	1,020
CRA International Inc	15,976	814
Daseke Inc *	29,320	170
Ducommun Inc *	13,275	713
DXP Enterprises Inc/TX *	22,615	503
Dycom Industries Inc *	9,684	731
EMCOR Group Inc	6,952	636
Energy Recovery Inc *	77,498	1,057
Enerpac Tool Group Corp, Cl A	29,100	658
Ennis Inc	32,768	585
EnPro Industries Inc	13,604	1,027
Evoqua Water Technologies Corp *	28,298	764
Exponent Inc	11,652	1,049
Foundation Building Materials Inc *	32,069	616
Franklin Covey Co *	15,530	346

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Franklin Electric Co Inc	8,863	$613
Gibraltar Industries Inc *	10,151	730
Great Lakes Dredge & Dock Corp *	24,150	318
Griffon Corp	25,638	523
Harsco Corp *	45,698	822
Heartland Express Inc	27,753	502
Heidrick & Struggles International Inc	23,722	697
Hexcel Corp, Cl A *	18,948	919
Hillenbrand Inc	29,976	1,193
Huntington Ingalls Industries Inc, Cl A	8,457	1,442
Huron Consulting Group Inc *	21,238	1,252
Insteel Industries Inc	5,891	131
ITT Inc	22,039	1,697
JetBlue Airways Corp *	286,264	4,162
Kelly Services Inc, Cl A *	25,236	519
Kimball International Inc, Cl B	11,883	142
Korn Ferry	23,435	1,019
Kratos Defense & Security Solutions Inc *	26,800	735
Landstar System Inc	8,168	1,100
Limbach Holdings *	5,951	73
Manitowoc Co Inc/The *	9,350	124
Marten Transport Ltd	35,151	606
Masonite International Corp *	20,779	2,043
Matson Inc	21,171	1,206
Miller Industries Inc/TN	10,049	382
Montrose Environmental Group Inc *	13,190	408
MRC Global Inc *	63,240	419
MSC Industrial Direct Co Inc, Cl A	21,339	1,801
MYR Group Inc *	10,746	646
Nordson Corp	5,921	1,190
Northwest Pipe Co *	18,341	519
nVent Electric PLC	52,038	1,212
Orion Energy Systems Inc *	15,890	157
Park Aerospace Corp	43,210	579
PGT Innovations Inc *	34,144	695
PICO Holdings Inc *	14,764	138
Plug Power Inc *	34,436	1,168
Powell Industries Inc	26,519	782
Primoris Services Corp	27,598	762
Quanex Building Products Corp	25,798	572
Quanta Services Inc	7,992	576
Regal Beloit	14,081	1,729
Resideo Technologies Inc *	31,834	677
Resources Connection Inc	44,185	555
Rexnord Corp	18,458	729
Rush Enterprises Inc, Cl A	15,108	626
Saia Inc *	2,900	524
Shyft Group Inc/The	21,571	612
Simpson Manufacturing Co Inc	6,347	593
SiteOne Landscape Supply Inc *	4,460	708
Snap-on Inc	8,853	1,515
SP Plus Corp *	6,803	196

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spirit AeroSystems Holdings Inc, Cl A	14,902	$583
SPX FLOW Inc *	10,505	609
Standex International Corp	13,430	1,041
Sterling Construction Co Inc *	16,440	306
Systemax Inc	26,848	964
Team Inc *	69,181	754
Tetra Tech Inc	18,719	2,167
Textainer Group Holdings Ltd *	66,826	1,282
Timken Co/The	8,000	619
Titan Machinery Inc *	30,500	596
Toro Co/The	14,999	1,423
Triton International Ltd/Bermuda	13,029	632
Tutor Perini Corp *	34,800	451
UFP Industries Inc	11,699	650
UniFirst Corp/MA	6,652	1,408
Universal Logistics Holdings Inc	16,900	348
Upwork Inc *	37,324	1,288
US Xpress Enterprises Inc, Cl A *	17,248	118
Vectrus Inc *	5,700	283
Veritiv Corp *	11,420	237
Wabash National Corp	32,734	564
WESCO International Inc *	81,749	6,417
Willdan Group Inc *	7,290	304

		105,153

Information Technology – 15.6%
A10 Networks Inc *	210,160	2,072
Advanced Energy Industries Inc *	14,356	1,392
Agilysys Inc *	15,300	587
Alarm.com Holdings Inc *	9,400	972
Alpha & Omega Semiconductor Ltd *	27,596	652
Ambarella Inc *	7,067	649
American Software Inc/GA, Cl A	20,197	347
Amkor Technology Inc	44,196	667
Appian Corp, Cl A *(A)	4,640	752
AudioCodes Ltd	37,661	1,038
Avid Technology Inc *	41,362	656
Axcelis Technologies Inc *	22,624	659
Belden Inc	9,404	394
Blackline Inc *	12,473	1,664
Box Inc, Cl A *	27,464	496
Brightcove Inc *	34,214	630
Broadridge Financial Solutions Inc	8,508	1,303
CACI International Inc, Cl A *	4,962	1,237
Calix Inc *	49,718	1,480
Casa Systems Inc *	77,596	479
Cerence Inc *	4,826	485
ChannelAdvisor Corp *	46,982	751
CMC Materials	9,393	1,421
Cognex Corp	17,440	1,400
Cohu Inc *	17,700	676
CommVault Systems Inc *	12,789	708

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Comtech Telecommunications Corp	14,910	$309
Conduent Inc *	145,701	699
Cree Inc *	6,737	714
CyberOptics Corp *	12,876	292
Digi International Inc *	18,272	345
Digital Turbine Inc *	21,382	1,209
Diodes Inc *	16,997	1,198
Dolby Laboratories Inc, Cl A	6,923	672
Domo Inc, Cl B *	11,500	733
DSP Group Inc *	46,500	771
Echo Global Logistics Inc *	36,030	966
eGain Corp *	31,977	378
Endurance International Group Holdings Inc *	36,220	342
Entegris Inc	4,772	459
EVERTEC Inc	16,034	631
ExlService Holdings Inc *	14,885	1,267
FormFactor Inc *	16,633	716
Genasys Inc *	44,101	288
GSI Technology Inc *	32,018	237
Hackett Group Inc/The	50,097	721
Harmonic Inc, Cl A *	143,718	1,062
Ichor Holdings Ltd *	16,480	497
II-VI Inc *	32,312	2,454
Immersion Corp *	40,000	452
International Money Express Inc *	59,077	917
J2 Global Inc *	46,826	4,574
Jack Henry & Associates Inc	7,313	1,185
Kimball Electronics Inc *	8,329	133
Lantronix Inc *	118,786	527
Lattice Semiconductor Corp *	16,833	771
Littelfuse Inc	6,059	1,543
LivePerson Inc *	7,523	468
LiveRamp Holdings Inc *	9,427	690
MACOM Technology Solutions Holdings Inc *	35,981	1,980
ManTech International Corp/VA, Cl A	33,184	2,951
MAXIMUS Inc	15,703	1,149
MaxLinear, Cl A *	18,500	707
Mitek Systems Inc *	55,136	980
MKS Instruments Inc	4,120	620
Napco Security Technologies Inc *	15,801	414
NCR Corp *	139,549	5,243
NeoPhotonics Corp *	119,584	1,087
nLight Inc *	27,110	885
PagerDuty Inc *	14,260	595
PDF Solutions Inc *	16,669	360
Power Integrations Inc	41,681	3,412
QAD Inc, Cl A	2,509	159
Rambus Inc *	32,545	568
Rapid7 Inc *	9,100	821
Ribbon Communications Inc *	51,660	339
Rimini Street *	43,760	194

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rogers Corp *	10,069	$1,564
Sailpoint Technologies Holdings Inc *	16,929	901
Sapiens International	19,500	597
SecureWorks Corp, Cl A *	64,428	916
Semtech Corp *	20,070	1,447
Silicon Motion Technology Corp ADR	28,487	1,372
SiTime Corp *	4,206	471
SMART Global Holdings Inc *	20,054	755
Smartsheet Inc, Cl A *	8,930	619
Sprout Social Inc, Cl A *	10,934	497
SPS Commerce Inc *	11,190	1,215
SunPower Corp, Cl A *(A)	23,674	607
Super Micro Computer Inc *	161,285	5,106
SVMK Inc *	25,250	645
Sykes Enterprises Inc *	16,870	636
Telenav Inc *	117,843	554
Tenable Holdings Inc *	14,225	743
TTEC Holdings Inc	18,008	1,313
Universal Display Corp	7,308	1,679
Veeco Instruments Inc *	17,574	305
Viavi Solutions Inc *	90,965	1,362
Vishay Intertechnology Inc	33,181	687
Vishay Precision Group Inc *	1,499	47
Workiva Inc, Cl A *	7,950	728
Zix Corp *	70,310	607

		99,624

Materials – 5.7%
American Vanguard Corp, Cl B	14,600	227
B2Gold Corp	520,160	2,913
Balchem Corp	5,634	649
Boise Cascade Co	15,055	720
Cabot Corp	11,132	500
Century Aluminum Co *	174,165	1,921
Clearwater Paper Corp *	6,950	262
Cleveland-Cliffs Inc *	46,001	670
Commercial Metals Co, Cl A	246,256	5,058
Domtar Corp *	88,379	2,797
Element Solutions Inc	42,020	745
Forterra Inc *	54,359	935
Fortitude Gold Corp *(B)	90,659	95
Gold Resource Corp	317,306	923
Hawkins Inc	2,412	126
Hecla Mining Co	111,601	723
Ingevity Corp *	12,092	916
Innospec Inc	8,434	765
Koppers Holdings Inc *	24,887	776
Livent Corp *	103,175	1,944
Louisiana-Pacific Corp	18,710	695
Myers Industries Inc	58,082	1,207
O-I Glass Inc, Cl I *	76,695	913
Olin Corp	28,144	691

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quaker Chemical Corp	7,213	$1,828
Ranpak Holdings Corp, Cl A *	18,180	244
Ryerson Holding Corp *	39,878	544
Schnitzer Steel Industries Inc, Cl A	13,925	444
Scotts Miracle-Gro Co/The, Cl A	2,122	423
Sensient Technologies Corp	16,326	1,204
Silgan Holdings Inc	18,184	674
Stepan Co	5,623	671
US Concrete Inc *	10,469	418
Valvoline Inc	50,668	1,172
Verso Corp	27,007	325
W R Grace & Co	22,890	1,255

		36,373

Real Estate – 2.5%
Alexandria Real Estate Equities Inc ‡	8,866	1,580
American Campus Communities Inc ‡	21,715	929
Americold Realty Trust ‡	35,942	1,342
Columbia Property Trust Inc ‡	61,807	886
Corporate Office Properties Trust ‡	27,344	713
CTO Realty Growth Inc ‡	3,316	140
EastGroup Properties Inc ‡	4,031	556
Global Medical REIT Inc ‡	24,160	315
Innovative Industrial Properties Inc, Cl A ‡	8,787	1,609
Kennedy-Wilson Holdings Inc	70,987	1,270
Lexington Realty Trust, Cl B ‡	114,765	1,219
Newmark Group Inc, Cl A	141,179	1,029
NexPoint Residential Trust Inc ‡	29,488	1,248
PotlatchDeltic Corp ‡	12,167	609
QTS Realty Trust Inc, Cl A ‡	20,727	1,282
RE/MAX Holdings Inc, Cl A	3,654	133
Retail Value Inc ‡	18,955	282
Tejon Ranch Co *	12,089	175
Terreno Realty Corp ‡	8,979	525

		15,842

Utilities – 2.2%
Algonquin Power & Utilities Corp	81,321	1,339
American States Water Co	13,210	1,050
Artesian Resources Corp, Cl A	7,349	272
Atlantic Power Corp *	185,190	389
Black Hills Corp, Cl A	12,765	784
Clearway Energy Inc, Cl A	24,756	732
Consolidated Water Co Ltd	33,195	400
Genie Energy Ltd, Cl B	60,030	433
Hawaiian Electric Industries Inc	13,090	463
IDACORP Inc, Cl A	13,557	1,302
Portland General Electric Co	66,269	2,834
Pure Cycle Corp *	79,359	891
Spark Energy Inc, Cl A	14,717	141
Spire Inc	14,783	947
Sunnova Energy International Inc *	14,603	659

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Small Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UGI Corp	35,923	$1,256

		13,892

Total Common Stock (Cost $465,057) ($ Thousands)		628,504

FOREIGN COMMON STOCK – 0.1%

United Kingdom – 0.1%
Adient PLC *	17,034	592

Total Foreign Common Stock (Cost $619) ($ Thousands)		592

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP – 1.9%
SEI Liquidity Fund, L.P. 0.080% **†(C)	11,924,369	$11,926

Total Affiliated Partnership (Cost $11,925) ($ Thousands)		11,926

CASH EQUIVALENT – 1.7%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	10,860,284	10,860

Total Cash Equivalent (Cost $10,860) ($ Thousands)		10,860

Total Investments in Securities – 102.0% (Cost $488,461) ($ Thousands)		$651,882

Percentages are based on Net Assets of $639,329 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2020. The total market value of securities on loan at December 31, 2020 was $11,619 ($ Thousands).
(B)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2020 was $95 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2020 was $11,926 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

L.P. – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

REIT – Real Estate investment Trust

SPX – Standard & Poor’s 500 Index

The following is a list of the levels of inputs used as of December 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	628,504	–	–	628,504
Foreign Common Stock	592	–	–	592
Affiliated Partnership	–	11,926	–	11,926
Cash Equivalent	10,860	–	–	10,860

Total Investments in Securities	639,956	11,926	–	651,882

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “–” are $0 or have been rounded to $0. For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$14,415	$31,643	$(34,132)	$1	$(1)	$ 11,926	11,924,369	$35	$–
SEI Daily Income Trust, Government Fund, Cl F	9,347	67,301	(65,788)	–	–	10,860	10,860,284	–	–

Totals	$23,762	$98,944	$(99,920)	$1	$(1)	$ 22,786		$35	$–

Amounts designated as “–” are $0 or have been rounded to $0.

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 97.0%
Communication Services – 3.0%
AMC Networks Inc, Cl A *(A)	23,316	$834
Cars.com Inc *	44,287	500
Cinemark Holdings Inc *(A)	77,199	1,344
Entercom Communications Corp *	77,830	192
Gray Television Inc *	28,010	501
IDT Corp, Cl B *	5,755	71
Lions Gate Entertainment Corp, Cl A *(A)	176,917	2,012
MSG Networks Inc *	39,111	577
Nexstar Media Group Inc, Cl A	42,752	4,668
TEGNA Inc	45,084	629
Yelp Inc, Cl A *	11,549	377

		11,705

Consumer Discretionary – 10.1%
Aaron’s *	4,091	78
American Axle & Manufacturing Holdings Inc *	60,966	508
American Eagle Outfitters Inc	96,000	1,927
American Public Education Inc *	4,294	131
Big Lots Inc	21,821	937
Bloomin’ Brands Inc *	37,000	719
Bluegreen Vacations *	7,013	56
Brinker International Inc	6,000	339
Buckle Inc/The	3,069	90
Cooper Tire & Rubber Co	11,364	460
Dana Inc *	67,676	1,321
Dave & Buster’s Entertainment Inc *	25,800	774
Deckers Outdoor Corp *	2,522	723
Dick’s Sporting Goods Inc	20,900	1,175
Dillard’s Inc, Cl A (A)	3,728	235
Ethan Allen Interiors Inc	17,670	357
Genesco Inc *	14,446	435
G-III Apparel Group *	25,608	608
Goodyear Tire & Rubber Co/The *	52,501	573
Group 1 Automotive Inc	13,392	1,756
Haverty Furniture Cos Inc	27,684	766
Helen of Troy Ltd *	4,391	976
Hibbett Sports Inc *	7,811	361
Johnson Outdoors Inc, Cl A	734	83
KB Home	29,070	974
Laureate Education Inc, Cl A *	3,069	45
La-Z-Boy Inc, Cl Z	26,055	1,038
Lithia Motors Inc, Cl A	14,000	4,097
MarineMax Inc *	1,959	69
MDC Holdings Inc	24,529	1,192
Meritage Homes Corp *	26,749	2,215
Modine Manufacturing Co *	265,658	3,337
Norwegian Cruise Line Holdings Ltd *(A)	41,146	1,046
Office Depot Inc *	39,003	1,143
Perdoceo Education Corp *	19,595	247
Rent-A-Center Inc/TX	23,467	899

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sally Beauty Holdings Inc *	66,841	$871
Shutterstock Inc	500	36
Skechers USA Inc, Cl A *	5,774	207
Sleep Number Corp *	13,954	1,142
Sonic Automotive Inc, Cl A	27,915	1,077
Taylor Morrison Home Corp, Cl A *	42,627	1,093
TRI Pointe Group Inc *	33,835	584
Urban Outfitters Inc *	37,600	963
Williams-Sonoma Inc	5,200	530
Wyndham Destinations Inc	14,900	668
Zumiez Inc *	2,216	81

		38,942

Consumer Staples – 2.6%
Edgewell Personal Care Co	15,540	537
Hostess Brands Inc, Cl A *	253,749	3,715
Ingles Markets Inc, Cl A	17,300	738
Medifast Inc	253	49
Nu Skin Enterprises Inc, Cl A	9,225	504
Pilgrim’s Pride Corp *	41,912	822
SpartanNash Co	53,695	935
Spectrum Brands Holdings Inc	6,277	496
Sprouts Farmers Market Inc *	23,991	482
Universal Corp/VA	21,403	1,041
USANA Health Sciences Inc *	1,632	126
Village Super Market Inc, Cl A	13,951	308
Weis Markets Inc	1,110	53

		9,806

Energy – 2.9%
Arch Resources *	12,829	562
Cabot Oil & Gas Corp	17,675	288
Cimarex Energy Co	39,000	1,463
CONSOL Energy Inc *	10,879	78
Delek US Holdings Inc *	152,105	2,444
DHT Holdings Inc	43,604	228
Nabors Industries Ltd *	2,722	158
Newpark Resources Inc, Cl A *	37,967	73
NexTier Oilfield Solutions Inc *	38,359	132
Parsley Energy Inc, Cl A	97,947	1,391
PDC Energy Inc, Cl A *	17,537	360
Rattler Midstream LP (B)	104,328	989
Renewable Energy Group Inc *	4,241	300
SEACOR Holdings Inc, Cl A *	2,380	99
Southwestern Energy Co *	171,727	512
Transocean Ltd *	75,000	173
Viper Energy Partners LP (B)	62,328	724
World Fuel Services Corp	36,460	1,136

		11,110

Financials – 24.1%
Aaron’s Holdings *	8,181	441
Affiliated Managers Group Inc	3,648	371

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amalgamated Bank, Cl A	8,192	$113
American Equity Investment Life Holding Co	25,400	703
Apollo Commercial Real Estate Finance Inc ‡	29,656	331
Arbor Realty Trust Inc ‡	72,897	1,034
Argo Group International Holdings Ltd	40,925	1,788
Artisan Partners Asset Management Inc, Cl A	10,452	526
Associated Banc-Corp	90,907	1,550
Assured Guaranty Ltd	17,003	535
Axis Capital Holdings Ltd	16,694	841
Banco Latinoamericano de Comercio Exterior SA, Cl E	37,368	592
Bancorp Inc/The *	14,131	193
Bank7	6,459	92
BankFinancial Corp	8,267	73
BankUnited Inc	117,846	4,099
BayCom *	5,348	81
Berkshire Hills Bancorp Inc	10,472	179
BGC Partners Inc, Cl A	634,022	2,536
BlackRock Capital Investment Corp	74,197	200
Boston Private Financial Holdings Inc	17,140	145
C&F Financial Corp	1,654	61
Camden National Corp	24,822	888
Capital Bancorp Inc *	6,108	85
Capstar Financial Holdings Inc	8,130	120
Cathay General Bancorp	30,100	969
Central Pacific Financial Corp	20,233	385
CIT Group Inc	53,053	1,905
CNO Financial Group Inc	248,790	5,531
Codorus Valley Bancorp Inc	4,803	81
Columbia Banking System Inc	103,400	3,712
Community Trust Bancorp Inc	12,878	477
Cowen Inc, Cl A	4,075	106
Customers Bancorp Inc *	11,000	200
Enova International Inc *	3,397	84
EZCORP Inc, Cl A *	13,275	64
Federal Agricultural Mortgage Corp, Cl C	16,623	1,234
Fidelity National Financial Inc	2,380	93
Financial Institutions Inc	8,476	191
First BanCorp/Puerto Rico	55,415	511
First Busey Corp	14,163	305
First Business Financial Services Inc	2,620	48
First Choice Bancorp	4,209	78
First Commonwealth Financial Corp	197,000	2,155
First Foundation Inc	9,199	184
First Horizon National Corp	265,282	3,385
First Internet Bancorp	3,784	109
First Merchants Corp	51,934	1,943
First Midwest Bancorp Inc/IL	24,217	385
Flagstar Bancorp Inc	32,962	1,343
Flushing Financial Corp	52,349	871
FNB Corp/PA	304,102	2,889
FS Bancorp Inc	1,515	83

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FS KKR Capital (A)	32,456	$537
Fulton Financial Corp	74,887	953
GAMCO Investors Inc, Cl A	10,442	185
Genworth Financial Inc, Cl A *	78,634	297
Great Southern Bancorp Inc	6,733	329
Great Western Bancorp Inc	13,000	272
Hancock Whitney Corp, Cl A	39,527	1,345
Hanmi Financial Corp	31,000	351
Hanover Insurance Group Inc/The, Cl A	6,912	808
Hercules Capital Inc, Cl A	32,056	462
Hilltop Holdings Inc	18,024	496
HomeStreet Inc	25,047	845
Hope Bancorp Inc	107,000	1,167
International Bancshares Corp	13,089	490
Investors Bancorp Inc	81,704	863
Ladder Capital Corp, Cl A ‡	16,215	159
Level One Bancorp	3,261	66
Lincoln National Corp	42,500	2,138
MainStreet Bancshares *	4,013	68
Merchants Bancorp/IN	6,850	189
Mercury General Corp	9,862	515
Meridian	4,107	85
Metropolitan Bank Holding Corp *	3,196	116
MFA Financial Inc ‡	105,426	410
MGIC Investment Corp	73,468	922
Midland States Bancorp Inc	2,454	44
MidWestOne Financial Group Inc	3,167	78
Navient Corp	67,744	665
New Mountain Finance Corp	35,559	404
New Residential Investment Corp ‡	58,572	582
OFG Bancorp	130,905	2,427
Old National Bancorp/IN, Cl A	42,411	702
OP Bancorp	8,158	63
Oppenheimer Holdings Inc, Cl A	2,401	75
Orrstown Financial Services Inc	4,209	70
Pacific Premier Bancorp Inc	91,309	2,861
PacWest Bancorp	189,001	4,801
PCB Bancorp	5,624	57
Peapack-Gladstone Financial Corp	3,594	82
PennantPark Investment Corp	50,623	233
PennyMac Mortgage Investment Trust ‡	30,745	541
Peoples Bancorp Inc/OH	18,257	495
Peoples Bancorp of North Carolina Inc	3,196	74
Popular Inc	22,142	1,247
Radian Group Inc	58,696	1,189
RBB Bancorp	4,970	76
Republic Bancorp Inc/KY, Cl A	26,257	947
Riverview Bancorp Inc	10,938	57
Simmons First National Corp, Cl A	52,037	1,123
Starwood Property Trust Inc ‡	213,193	4,115
Sterling Bancorp Inc/MI *	22,273	101
Synovus Financial Corp	14,259	462

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TCF Financial Corp	36,000	$1,333
Third Point Reinsurance Ltd *	5,822	55
TriState Capital Holdings Inc *	6,717	117
Two Harbors Investment Corp ‡	45,736	291
Umpqua Holdings Corp	136,544	2,067
Universal Insurance Holdings Inc	19,221	290
Veritex Holdings Inc	21,425	550
Waddell & Reed Financial Inc, Cl A	17,229	439
Walker & Dunlop Inc	17,529	1,613
Watford Holdings *	3,691	128
Western Asset Mortgage Capital Corp ‡	19,438	63
Zions Bancorp NA	14,225	618

		92,101

Health Care – 6.3%
Allscripts Healthcare Solutions Inc *	7,867	114
AMN Healthcare Services Inc *	21,294	1,453
Catalyst Pharmaceuticals Inc *	32,484	108
Change Healthcare Inc *	216,723	4,042
Coherus Biosciences Inc *	16,140	280
Corcept Therapeutics Inc *	22,846	598
Eagle Pharmaceuticals Inc/DE *	2,450	114
Emergent BioSolutions *	1,216	109
Five Star Senior Living *	11,725	81
HealthStream Inc *	2,568	56
Innoviva Inc *	107,026	1,326
Integra LifeSciences Holdings Corp *	19,076	1,238
Lannett Co Inc *	24,626	161
Ligand Pharmaceuticals Inc *(A)	40,072	3,985
Magellan Health Inc *	5,682	471
MEDNAX Inc *	27,343	671
NextGen Healthcare Inc *	7,875	144
NuVasive Inc *	955	54
Orthofix Medical Inc *	2,800	120
Owens & Minor Inc	25,292	684
Patterson Cos Inc	46,939	1,391
Prestige Consumer Healthcare Inc, Cl A *	15,512	541
Providence Service Corp/The	1,459	202
Select Medical Holdings Corp *	44,250	1,224
Supernus Pharmaceuticals Inc *	25,556	643
Syneos Health Inc, Cl A *	59,017	4,021
Triple-S Management Corp, Cl B *	3,683	79
Vanda Pharmaceuticals Inc *	13,541	178

		24,088

Industrials – 15.9%
ACCO Brands Corp	331,748	2,803
Aerojet Rocketdyne Holdings Inc *	1,092	58
American Woodmark Corp *	6,563	616
Apogee Enterprises Inc	14,294	453
ArcBest Corp	20,003	854
Atkore International Group Inc *	35,988	1,479
Atlas Air Worldwide Holdings Inc *	25,060	1,367

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Barrett Business Services Inc	1,077	$73
BMC Stock Holdings Inc *	19,832	1,065
Builders FirstSource Inc *	36,561	1,492
BWX Technologies Inc, Cl W	62,885	3,791
Colfax Corp *	111,183	4,252
Columbus McKinnon Corp/NY	3,774	145
Costamare Inc	14,218	118
Crane Co, Cl A	12,206	948
Deluxe Corp	24,000	701
EMCOR Group Inc	12,476	1,141
Encore Wire Corp	3,483	211
Ennis Inc	15,239	272
EnPro Industries Inc	5,014	379
Fluor Corp *	4,493	72
Great Lakes Dredge & Dock Corp *	5,340	70
Greenbrier Cos Inc/The	24,086	876
Hawaiian Holdings Inc *	20,977	371
Heidrick & Struggles International Inc	2,286	67
Herman Miller Inc	24,606	832
Hub Group Inc, Cl A *	3,947	225
Interface Inc, Cl A	29,679	312
JetBlue Airways Corp *	178,825	2,600
Kaman Corp, Cl A	43,720	2,498
KAR Auction Services Inc *	205,054	3,816
Kelly Services Inc, Cl A *	17,043	351
Kimball International Inc, Cl B	4,946	59
Knoll Inc, Cl B	47,809	702
MasTec Inc *	16,543	1,128
Meritor Inc *	65,093	1,817
Miller Industries Inc/TN	5,460	208
Moog Inc, Cl A	9,713	770
Mueller Industries Inc	7,815	274
Northwest Pipe Co *	2,154	61
nVent Electric PLC	22,000	512
Park-Ohio Holdings Corp	11,377	352
Powell Industries Inc	1,801	53
Preformed Line Products Co	701	48
Primoris Services Corp	26,201	723
Quanex Building Products Corp	3,592	80
Regal Beloit Corp	9,559	1,174
SkyWest Inc *	25,821	1,041
Steelcase Inc, Cl A	64,964	880
Systemax Inc	2,686	96
Teledyne Technologies Inc *	6,369	2,497
Terex Corp *	11,000	384
Timken Co/The	17,160	1,327
TriNet Group Inc *	943	76
Trinity Industries Inc	106,800	2,818
Triton International Ltd/Bermuda	25,680	1,246
TrueBlue Inc *	8,454	158
Tutor Perini Corp *	5,508	71
UFP Industries Inc	2,672	148

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vectrus Inc *	4,774	$237
Veritiv Corp *	3,426	71
Wabash National Corp	66,500	1,146
WESCO International Inc *	57,000	4,474
XPO Logistics Inc *	17,972	2,142

		61,081

Information Technology – 12.6%
ACI Worldwide Inc *	122,600	4,712
Amkor Technology Inc	103,840	1,566
Avaya Holdings Corp *	20,131	386
Benchmark Electronics Inc	34,230	925
Ciena Corp *	1,272	67
Cirrus Logic Inc *	7,000	575
Comtech Telecommunications Corp	12,540	259
Concentrix *	10,328	1,019
CSG Systems International Inc	18,461	832
Diodes Inc *	16,900	1,191
Dolby Laboratories Inc, Cl A	5,170	502
Ebix Inc (A)	10,009	380
Euronet Worldwide Inc *	12,495	1,811
II-VI Inc *	4,600	349
Insight Enterprises Inc *	29,358	2,234
J2 Global Inc *	82,032	8,014
Jabil Inc	35,702	1,518
Methode Electronics Inc	28,020	1,073
NCR Corp *	91,334	3,432
NetScout Systems Inc *	8,637	237
PC Connection Inc	3,238	153
Photronics Inc *	5,043	56
Rimini Street *	11,638	52
Sanmina Corp *	53,080	1,693
ScanSource Inc *	15,847	418
Silicon Motion Technology Corp ADR	98,363	4,736
SMART Global Holdings Inc *	3,988	150
Super Micro Computer Inc *	73,668	2,332
Sykes Enterprises Inc *	43,624	1,643
SYNNEX Corp *	9,825	800
TTM Technologies Inc *	62,010	856
Ultra Clean Holdings Inc *	5,580	174
Unisys Corp *	3,168	62
Verint Systems Inc *	63,424	4,261
VirnetX Holding *	14,101	71
Vishay Intertechnology Inc	5,090	105

		48,644

Materials – 8.9%
Ashland Global Holdings Inc	38,976	3,087
Axalta Coating Systems Ltd *	118,877	3,394
B2Gold Corp	241,199	1,351
Boise Cascade Co *	9,355	447
Cabot Corp	21,161	950
Century Aluminum Co *	56,547	624

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chemours Co/The	23,109	$573
Commercial Metals Co, Cl A	132,810	2,728
Domtar Corp *	41,085	1,300
FMC Corp	55,600	6,390
Fortitude Gold Corp	27,717	29
FutureFuel Corp	7,434	94
Gold Resource Corp	97,009	282
Greif Inc, Cl A	29,775	1,396
Huntsman Corp	30,861	776
Ingevity Corp *	7,670	581
Koppers Holdings Inc *	21,342	665
Kraton Corp *	22,056	613
Kronos Worldwide Inc	9,585	143
Minerals Technologies Inc	1,182	73
Myers Industries Inc	3,979	83
O-I Glass Inc, Cl I *	58,671	698
Schnitzer Steel Industries Inc, Cl A	11,800	377
Schweitzer-Mauduit International Inc	11,932	480
Silgan Holdings Inc	160,600	5,955
Stepan Co	666	79
Tredegar Corp	3,232	54
Trinseo SA	14,082	721
Warrior Met Coal Inc	13,006	277

		34,220

Real Estate – 9.0%
Alexander & Baldwin Inc ‡	9,400	162
Brandywine Realty Trust ‡	75,151	895
Chatham Lodging Trust *‡	60,868	657
Columbia Property Trust Inc ‡	12,301	176
CoreCivic Inc *	65,767	431
DiamondRock Hospitality Co *‡	109,437	903
Diversified Healthcare Trust ‡	61,301	253
Franklin Street Properties Corp ‡	95,945	419
Gaming and Leisure Properties Inc ‡	113,100	4,795
Hersha Hospitality Trust, Cl A *‡	42,226	333
Howard Hughes Corp/The *	37,682	2,974
Industrial Logistics Properties Trust ‡	37,380	871
Invitation Homes Inc ‡	51,649	1,534
Kite Realty Group Trust ‡	62,555	936
Lexington Realty Trust, Cl B ‡	46,500	494
Medical Properties Trust Inc ‡	283,776	6,183
New Senior Investment Group Inc ‡	90,210	467
Newmark Group Inc, Cl A	237,405	1,731
Office Properties Income Trust ‡	29,624	673
Outfront Media Inc *‡	32,122	628
Paramount Group Inc ‡	66,316	600
Pebblebrook Hotel Trust ‡	21,688	408
Piedmont Office Realty Trust Inc, Cl A ‡	71,146	1,155
PotlatchDeltic Corp ‡	7,516	376
Realogy Holdings Corp *	8,584	113
Retail Properties of America Inc, Cl A ‡	94,563	809

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Retail Value Inc ‡	8,613	$128
RLJ Lodging Trust ‡	32,764	464
RMR Group Inc/The, Cl A	11,524	445
Sabra Health Care Inc ‡	66,171	1,149
Service Properties Trust ‡	35,516	408
SITE Centers Corp ‡	62,877	636
Summit Hotel Properties Inc *‡	80,106	722
Sunstone Hotel Investors Inc *‡	39,000	442
Washington Prime Group *‡(A)	12,917	84
Xenia Hotels & Resorts Inc *‡	60,395	918

		34,372

Utilities – 1.6%
Atlantic Power Corp *	40,145	84
Consolidated Water Co Ltd	39,994	482
Genie Energy Ltd, Cl B	18,846	136
MDU Resources Group Inc	64,561	1,701
National Fuel Gas Co	31,787	1,307
Portland General Electric Co	21,011	899
Southwest Gas Holdings Inc	16,634	1,011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spark Energy Inc, Cl A	44,665	$427

		6,047

Total Common Stock (Cost $297,984) ($ Thousands)		372,116

AFFILIATED PARTNERSHIP – 2.5%
SEI Liquidity Fund, L.P. 0.080% **†(C)	9,599,123	9,604

Total Affiliated Partnership (Cost $9,600) ($ Thousands)		9,604

CASH EQUIVALENT – 2.9%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	11,101,172	11,101

Total Cash Equivalent (Cost $11,101) ($ Thousands)		11,101

Total Investments in Securities – 102.4% (Cost $318,685) ($ Thousands)		$392,821

Percentages are based on Net Assets of $383,569 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2020. The total market value of securities on loan at December 31, 2020 was $9,290 ($ Thousands).
(B)	Security is a Master Limited Partnership. At December 31, 2020, such securities amounted to $1,713 ($ Thousands), or 0.4% of the net assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2020 was $9,604 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

L.P. – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

The following is a list of the levels of inputs used as of December 31, 2020 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	372,116	–	–	372,116
Affiliated Partnership	–	9,604	–	9,604
Cash Equivalent	11,101	–	–	11,101

Total Investments in Securities	383,217	9,604	–	392,821

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Small Cap Value Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$7,690	$13,497	$(11,586)	$3	$–	$9,604	9,599,123	$24	$–
SEI Daily Income Trust, Government Fund, Cl F	13,795	8,677	(11,371)	–	–	11,101	11,101,172	–	–

Totals	$21,485	$22,174	$(22,957)	$3	$–	$20,705		$24	$–

Amounts designated as “–” are $0 or have been rounded to $0.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 98.1%
Communication Services – 1.4%
Bandwidth Inc, Cl A *	3,914	$602
Cardlytics Inc *	7,458	1,065
Cargurus Inc, Cl A *	5,935	188
Glu Mobile Inc *	63,728	574
Liberty Latin America Ltd, Cl C *	14,620	162
Meredith Corp *	34,200	657
TechTarget Inc *	42,566	2,516
Yelp Inc, Cl A *	4,325	141

		5,905

Consumer Discretionary – 14.1%
Abercrombie & Fitch Co, Cl A *	10,245	209
Acushnet Holdings Corp	1,049	42
Adient PLC *	26,700	928
Asbury Automotive Group Inc *	5,818	848
Bally’s *	24,000	1,205
Big Lots Inc	5,000	215
Bloomin’ Brands Inc *	40,883	794
Boyd Gaming Corp *	3,152	135
Brinker International Inc *	16,021	906
Callaway Golf Co *	41,500	996
Camping World Holdings Inc, Cl A	3,077	80
Carrols Restaurant Group Inc *	15,082	95
Carter’s Inc *	11,247	1,058
Churchill Downs Inc	7,031	1,370
Clarus Corp	85,757	1,321
Collectors Universe Inc	2,174	164
Cooper Tire & Rubber Co	15,800	640
Cooper-Standard Holdings Inc *	35,652	1,236
Crocs Inc *	22,721	1,424
Deckers Outdoor Corp *	6,300	1,807
Dine Brands Global Inc *	8,349	484
El Pollo Loco Holdings Inc *	30,329	549
Everi Holdings Inc *	11,461	158
Five Below Inc *	4,980	871
Floor & Decor Holdings Inc, Cl A *	10,172	944
Fox Factory Holding Corp *	5,261	556
Gentex Corp	27,700	940
Grand Canyon Education Inc *	7,963	741
Green Brick Partners Inc *	62,433	1,433
Group 1 Automotive Inc	5,800	761
GrowGeneration Corp *	26,861	1,080
Hanesbrands Inc	71,616	1,044
Haverty Furniture Cos Inc	4,136	114
Hibbett Sports Inc *	3,120	144
Jack in the Box Inc	7,094	658
Johnson Outdoors Inc, Cl A	1,871	211
Kontoor Brands Inc	1,841	75
Lands’ End Inc *	6,707	145
La-Z-Boy Inc, Cl Z	18,287	729
Lifetime Brands	9,532	145

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lithia Motors Inc, Cl A	2,500	$732
Lumber Liquidators Holdings Inc *	4,473	137
Magnite *	35,293	1,084
Malibu Boats Inc, Cl A *	16,925	1,057
MarineMax Inc *	17,665	619
Mattel Inc *	52,551	917
Meritage Homes Corp *	13,554	1,123
Modine Manufacturing Co *	8,197	103
Murphy USA Inc	3,578	468
NEOGAMES *	9,740	370
Office Depot Inc *	4,210	123
Papa John’s International Inc, Cl A	7,648	649
Patrick Industries Inc	11,874	812
Penn National Gaming Inc *	16,034	1,385
PlayAGS Inc *	160,281	1,154
Purple Innovation Inc, Cl A *	17,716	584
Red Robin Gourmet Burgers Inc *	5,452	105
Rent-A-Center Inc/TX	31,921	1,222
RH *	1,904	852
Sally Beauty Holdings Inc *	207,352	2,704
Scientific Games Corp, Cl A *	21,843	906
Shake Shack Inc, Cl A *	554	47
Shift Technologies *	75,538	625
Shutterstock Inc	33,962	2,435
Signet Jewelers Ltd *	3,059	83
Skechers USA Inc, Cl A *	76,797	2,760
Sleep Number Corp *	4,151	340
Sonic Automotive Inc, Cl A	1,000	39
Sonos Inc *	41,200	964
Sportsman’s Warehouse Holdings Inc *	53,897	946
Stamps.com Inc *	205	40
Stitch Fix Inc, Cl A *	16,322	958
Superior Group of Cos Inc	4,585	107
Taylor Morrison Home Corp, Cl A *	27,000	693
Tenneco Inc, Cl A *	5,483	58
Texas Roadhouse Inc, Cl A *	15,790	1,234
TopBuild Corp *	750	138
Tupperware Brands Corp *	23,599	764
Universal Electronics Inc *	2,332	122
Vista Outdoor Inc *	11,470	272
YETI Holdings Inc *	14,000	959
Zumiez Inc *	22,263	819

		58,764

Consumer Staples – 2.6%
B&G Foods Inc, Cl A (A)	20,505	569
BJ’s Wholesale Club Holdings Inc *	16,252	606
Celsius Holdings Inc *	26,177	1,317
Chefs’ Warehouse Inc/The *	35,757	919
Darling Ingredients Inc *	14,200	819
Freshpet Inc *	9,321	1,323
Lifevantage Corp *	7,078	66

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Medifast Inc	6,426	$1,262
National Beverage Corp, Cl A *(A)	7,773	660
Natural Grocers by Vitamin Cottage Inc	9,398	129
Nature’s Sunshine Products Inc *	5,657	84
Oil-Dri Corp of America	2,782	95
Performance Food Group Co *	13,723	653
Seneca Foods Corp, Cl A *	2,375	95
SpartanNash Co	29,914	521
Turning Point Brands Inc	18,788	837
USANA Health Sciences Inc *	1,300	100
Utz Brands Inc	40,746	899

		10,954

Energy – 1.6%
Cactus Inc, Cl A	22,195	579
Clean Energy Fuels Corp *	37,314	293
DHT Holdings Inc	12,104	63
Dorian LPG Ltd *	5,903	72
Evolution Petroleum Corp	118,804	338
Goodrich Petroleum Corp *	6,309	64
Magnolia Oil & Gas Corp *	78,627	555
Matador Resources Co *	66,014	796
Nabors Industries Ltd *	1,053	61
National Energy Services Reunited Corp *	10,449	104
NCS Multistage Holdings *	5,229	118
New Fortress Energy Inc, Cl A	11,939	640
Ovintiv	19,838	285
PDC Energy Inc, Cl A *	14,307	294
Renewable Energy Group Inc *	14,641	1,037
RigNet Inc, Cl A *	136,347	803
Transocean Ltd *	47,811	111
W&T Offshore Inc *	21,642	47

		6,260

Financials – 8.4%
American Equity Investment Life Holding Co	7,978	221
Ameris Bancorp	17,000	647
Artisan Partners Asset Management Inc, Cl A	44,561	2,243
Atlantic Capital Bancshares Inc *	8,306	132
Axos Financial Inc *	2,821	106
Bancorp Inc/The *	10,472	143
Banner Corp	15,000	699
BCB Bancorp Inc	4,582	51
Bridgewater Bancshares Inc *	6,171	77
Cannae Holdings Inc *	2,939	130
Capital Bancorp Inc *	9,505	132
Capital City Bank Group Inc	4,693	115
Capstar Financial Holdings Inc	4,146	61
CBTX Inc	4,016	102
Century Bancorp Inc/MA, Cl A	750	58
Coastal Financial Corp/WA *	2,556	54
Cohen & Steers Inc	4,217	313
Cowen Inc, Cl A	27,919	726

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Customers Bancorp Inc *	2,990	$54
Donegal Group Inc, Cl A	2,765	39
Encore Capital Group Inc *	3,273	128
Enova International Inc *	6,875	170
Esquire Financial Holdings Inc *	6,415	123
Federated Hermes Inc, Cl B	26,681	771
First Bank	10,604	100
First Business Financial Services Inc	6,983	129
First Financial Bankshares Inc, Cl A	13,996	506
First Foundation Inc	6,467	129
First Internet Bancorp	3,185	92
First Northwest Bancorp	3,953	62
First Savings Financial Group	1,541	100
First Western Financial *	5,608	110
Flagstar Bancorp Inc	15,631	637
Foley Trasimene Acquisition Corp *	85,955	1,023
FS Bancorp Inc	2,159	118
Goosehead Insurance Inc, Cl A *	8,007	999
Guaranty Bancshares Inc/TX	3,460	104
Hannon Armstrong Sustainable
Infrastructure Capital Inc ‡	24,375	1,546
HBT Financial Inc	8,376	127
Hilltop Holdings Inc	19,869	547
HomeStreet Inc	5,000	169
Houlihan Lokey Inc, Cl A	7,457	501
Independent Bank Corp/MI	3,787	70
Investors Bancorp Inc	54,103	571
Jaws Acquisition, Cl A *(A)	144,227	1,934
Lemonade Inc *(A)	9,339	1,144
Macatawa Bank Corp	13,699	115
Mercantile Bank Corp	7,620	207
Meta Financial Group Inc	19,241	703
Metropolitan Bank Holding Corp *	1,564	57
MGIC Investment Corp	26,877	337
Moelis & Co, Cl A	13,771	644
Mr Cooper Group Inc *	84,449	2,620
MVB Financial Corp	6,326	144
Norwood Financial Corp	1,326	35
Oak Valley Bancorp	7,209	120
Pacific Premier Bancorp Inc	4,554	143
PennantPark Investment Corp	141,730	653
PennyMac Financial Services Inc	16,296	1,069
Piper Sandler Cos	5,772	582
PJT Partners Inc	7,321	551
Preferred Bank/Los Angeles CA	3,060	154
Primerica Inc	584	78
Prosperity Bancshares Inc	2,920	203
QCR Holdings Inc	3,328	132
Radian Group Inc	8,359	169
ServisFirst Bancshares Inc	15,308	617
Shore Bancshares Inc	7,077	103
Sierra Bancorp	5,040	121

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
South Plains Financial	5,461	$104
Stewart Information Services Corp	14,350	694
Stifel Financial Corp	15,750	795
Tiptree Inc	9,476	48
TriState Capital Holdings Inc *	5,946	103
Trupanion Inc *	5,674	679
Trustmark Corp	20,490	560
TS Innovation Acquisitions *	82,953	874
United Bankshares Inc/WV	18,532	600
United Community Banks Inc/GA	22,250	633
Value Creation *(B)(C)	145,600	60
Virtus Investment Partners Inc	1,389	301
Waddell & Reed Financial Inc, Cl A	4,500	114
Walker & Dunlop Inc	8,181	753
West BanCorp Inc	5,737	111
WisdomTree Investments Inc	241,012	1,289

		35,288

Health Care – 29.4%
4D Molecular Therapeutics *	34,444	1,428
Acadia Healthcare Co Inc, Cl A *	18,969	953
AdaptHealth Corp, Cl A *	44,091	1,656
Adaptive Biotechnologies Corp *	15,597	922
Addus HomeCare Corp *	5,876	688
Albireo Pharma Inc *	25,984	975
Allakos Inc *	7,333	1,027
Alphatec Holdings Inc *	74,912	1,088
ALX Oncology Holdings *	10,096	870
Amedisys Inc *	1,565	459
Amicus Therapeutics Inc *	69,470	1,604
AMN Healthcare Services Inc *	17,662	1,205
Antares Pharma Inc *	38,314	153
Apellis Pharmaceuticals *	17,646	1,009
Argenx SE ADR *	3,063	901
Arrowhead Pharmaceuticals Inc *	16,490	1,265
Arvinas Inc *	24,685	2,096
Avid Bioservices Inc *	19,144	221
Axogen Inc *	61,468	1,100
Beam Therapeutics *	11,850	967
Biohaven Pharmaceutical Holding Co Ltd *	9,627	825
BioTelemetry Inc *	45,214	3,259
Blueprint Medicines Corp *	16,200	1,817
C4 Therapeutics *	13,298	441
Cardiovascular Systems Inc *	30,906	1,352
CareDx Inc *	51,926	3,762
Castle Biosciences Inc *	9,781	657
Catalyst Pharmaceuticals Inc *	38,730	129
CEL-SCI Corp *(A)	2,179	25
Certara *	12,000	405
Coherus Biosciences Inc *	28,023	487
Collegium Pharmaceutical Inc *	29,609	593
Community Health Systems Inc *	7,801	58

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Corcept Therapeutics Inc *	12,846	$336
Covetrus Inc *	25,458	732
CryoLife Inc *	28,756	679
CytomX Therapeutics Inc *	51,969	340
Deciphera Pharmaceuticals Inc *	24,717	1,411
Denali Therapeutics Inc *	13,462	1,128
Dynavax Technologies Corp *	20,877	93
Editas Medicine Inc *	17,472	1,225
Emergent BioSolutions *	9,463	848
Endo International PLC *	106,597	765
Ensign Group Inc/The	26,915	1,963
Evelo Biosciences *(A)	10,627	128
Fate Therapeutics Inc *	14,322	1,302
Five Prime Therapeutics Inc *	38,743	659
Fulgent Genetics Inc *(A)	1,552	81
Globus Medical Inc, Cl A *	14,608	953
Halozyme Therapeutics Inc *	49,652	2,121
HealthEquity Inc *	23,174	1,615
Heron Therapeutics Inc *	62,261	1,318
ImmunoGen Inc *	7,185	46
Immunovant Inc *	19,520	902
Inhibrx Inc *	29,443	971
Innoviva Inc *	34,770	431
Inovio Pharmaceuticals Inc *(A)	2,904	26
Insmed Inc *	1,938	64
Inspire Medical Systems Inc *	5,098	959
Integer Holdings Corp *	2,305	187
Invitae Corp *	19,870	831
iRadimed Corp *	4,415	101
Ironwood Pharmaceuticals Inc, Cl A *	122,435	1,395
Kadmon Holdings Inc *	19,121	79
Karyopharm Therapeutics Inc *	9,953	154
Kiniksa Pharmaceuticals Ltd, Cl A *	29,294	518
Kodiak Sciences Inc *	15,672	2,302
Lexicon Pharmaceuticals Inc *	24,169	83
Lyra Therapeutics Inc *	9,765	111
MannKind Corp *	59,977	188
MEDNAX Inc *	60,695	1,489
Medpace Holdings Inc *	6,970	970
Meridian Bioscience Inc *	30,291	566
Merit Medical Systems Inc *	46,652	2,590
Metacrine Inc *	40,190	316
Mirati Therapeutics Inc *	6,817	1,497
NanoString Technologies Inc *	15,263	1,021
Natera Inc *	23,924	2,381
NeoGenomics Inc *	33,239	1,790
Nevro Corp *	3,547	614
NextCure Inc *	21,394	233
NextGen Healthcare Inc *	50,249	917
Novavax Inc *	1,619	181
Ocular Therapeutix *	48,704	1,008
Olema Pharmaceuticals *	24,640	1,185

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Omnicell Inc *	24,486	$2,939
Ontrak Inc *(A)	8,667	536
Option Care Health Inc *	45,600	713
ORIC Pharmaceuticals Inc *	25,881	876
Owens & Minor Inc	33,520	907
Pacira BioSciences Inc *	2,620	157
Pennant Group Inc/The *	16,002	929
Pieris Pharmaceuticals Inc *	18,819	47
PMV Pharmaceuticals Inc *(A)	17,029	1,047
Precision BioSciences Inc *	42,880	358
Providence Service Corp/The *	5,050	700
Pulmonx *	13,514	933
Quidel Corp *	9,094	1,634
R1 RCM Inc *	51,882	1,246
Radius Health Inc *	60,812	1,086
Relay Therapeutics Inc *	16,743	696
Renalytix AI PLC ADR *	8,561	137
Repligen Corp *	11,001	2,108
Revance Therapeutics Inc *	28,581	810
Rigel Pharmaceuticals Inc *	45,420	159
Rocket Pharmaceuticals *	16,257	891
Sangamo Therapeutics Inc *	56,348	879
Scholar Rock Holding Corp *(A)	17,355	842
Select Medical Holdings Corp *	23,582	652
Shockwave Medical Inc *	8,757	908
Simulations Plus Inc	1,678	121
SpringWorks Therapeutics Inc *	16,826	1,220
Supernus Pharmaceuticals Inc *	25,453	640
Surgery Partners Inc *	4,926	143
Syneos Health Inc, Cl A *	33,319	2,270
Syros Pharmaceuticals Inc *	12,269	133
TCR2 Therapeutics Inc *	54,866	1,697
Tenet Healthcare Corp *	23,620	943
TG Therapeutics Inc *	22,937	1,193
Translate Bio Inc *	27,789	512
Travere Therapeutics *	40,609	1,107
Triple-S Management Corp, Cl B *	2,218	47
Turning Point Therapeutics Inc *	8,716	1,062
Twist Bioscience Corp *	8,711	1,231
Ultragenyx Pharmaceutical Inc *	10,380	1,437
Vanda Pharmaceuticals Inc *	86,609	1,138
Vaxart *	16,723	95
Veracyte Inc *	74,376	3,640
Viela Bio Inc *	13,472	485
Viking Therapeutics Inc *(A)	136,332	768
Vocera Communications Inc *	43,493	1,806
Xencor Inc *	11,568	505
Xeris Pharmaceuticals Inc *	69,381	341

		122,924

Industrials – 17.3%
ABM Industries Inc	52,218	1,976

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Advanced Drainage Systems Inc	9,500	$794
AGCO Corp	8,885	916
Air Transport Services Group Inc *	52,138	1,634
Alamo Group Inc	3,792	523
Alaska Air Group Inc *	18,888	982
Altra Industrial Motion Corp	29,684	1,645
Ameresco Inc, Cl A *	16,495	862
American Woodmark Corp *	5,653	531
ArcBest Corp	25,723	1,098
Arcosa Inc	8,044	442
ASGN Inc *	8,500	710
Astec Industries Inc	1,400	81
Atkore International Group Inc *	9,284	382
Atlas Air Worldwide Holdings Inc *	16,913	922
Avis Budget Group Inc *	1,195	45
Beacon Roofing Supply Inc *	20,354	818
Bloom Energy Corp, Cl A *	37,227	1,067
BMC Stock Holdings Inc *	11,614	623
Brady Corp, Cl A	4,300	227
Builders FirstSource Inc *	43,000	1,755
Chart Industries Inc *	9,965	1,174
Cimpress PLC *	13,085	1,148
Clean Harbors Inc *	26,000	1,979
Cornerstone Building Brands Inc *	11,765	109
Costamare Inc	23,094	191
CSW Industrials Inc	2,250	252
EMCOR Group Inc	6,446	590
Evoqua Water Technologies Corp *	4,981	134
Federal Signal Corp	3,386	112
Forrester Research Inc *	31,641	1,326
Forward Air Corp	18,662	1,434
Franklin Electric Co Inc	1,662	115
GMS Inc *	8,691	265
Graham Corp, Cl A	33,771	513
Great Lakes Dredge & Dock Corp *	11,382	150
Heartland Express Inc	22,941	415
Heritage-Crystal Clean Inc *	143,116	3,015
Hillenbrand Inc	14,935	594
Hub Group Inc, Cl A *	1,858	106
Hudson Technologies Inc *	255,468	278
Insteel Industries Inc	4,596	102
JELD-WEN Holding Inc *	22,054	559
John Bean Technologies Corp, Cl A	12,800	1,458
Kennametal Inc	13,639	494
Kimball International Inc, Cl B	3,900	47
Kirby Corp *	31,700	1,643
Kratos Defense & Security Solutions Inc *	39,910	1,095
Lawson Products Inc/DE *	1,248	64
Masonite International Corp *	8,257	812
Matson Inc	63,376	3,610
Maxar Technologies Inc	2,292	88
Middleby Corp/The *	12,150	1,566

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Montrose Environmental Group Inc *	19,930	$617
MYR Group Inc *	2,339	141
NV5 Global Inc *	7,391	582
Omega Flex Inc	614	90
Plug Power Inc *	62,990	2,136
Primoris Services Corp	37,267	1,029
Quanta Services Inc	14,600	1,051
Regal Beloit Corp	6,839	840
Ritchie Bros Auctioneers Inc	45,777	3,184
Saia Inc *	4,809	869
Shyft Group Inc/The	9,759	277
SiteOne Landscape Supply Inc *	5,402	857
SP Plus Corp *	28,500	822
Spirit AeroSystems Holdings Inc, Cl A	23,000	899
SPX Corp *	18,664	1,018
Steelcase Inc, Cl A	12,361	167
Systemax Inc	4,355	156
Tennant Co	24,885	1,746
Tetra Tech Inc	11,959	1,385
Textainer Group Holdings Ltd *	5,282	101
Timken Co/The	11,243	870
Trex Co Inc *	557	47
TriNet Group Inc *	47,000	3,788
Triton International Ltd/Bermuda	34,291	1,663
TrueBlue Inc *	79,974	1,495
UFP Industries Inc	9,500	528
Upwork Inc *	28,785	994
Veritiv Corp *	8,016	167
Vicor Corp *	900	83
Werner Enterprises Inc	10,913	428
WESCO International Inc *	12,615	990

		72,491

Information Technology – 17.6%
2U Inc *	58,415	2,337
8x8 Inc *	40,766	1,405
Acacia Communications Inc *	2,018	147
Actua Corp *(B)	105,055	5
Advanced Energy Industries Inc *	18,123	1,757
Agilysys Inc *	2,323	89
Alarm.com Holdings Inc *	13,665	1,414
Allegro MicroSystems *	24,026	641
Alpha & Omega Semiconductor Ltd *	4,126	98
Ambarella Inc *	10,950	1,005
American Software Inc/GA, Cl A	18,586	319
Amkor Technology Inc	42,731	644
Appfolio Inc, Cl A *	735	132
Appian Corp, Cl A *(A)	6,630	1,075
Asure Software Inc *	64,719	460
Avid Technology Inc *	12,407	197
Benefitfocus Inc *	120,500	1,745
Blackline Inc *	10,880	1,451

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CACI International Inc, Cl A *	200	$50
Calix Inc *	63,805	1,899
Cambium Networks *	3,756	94
Cardtronics PLC *	3,598	127
Cerence Inc *	12,425	1,248
ChannelAdvisor Corp *	43,462	695
Cirrus Logic Inc *	3,242	266
Clearfield *	2,283	56
Cloudera Inc *	59,118	822
Cohu Inc *	30,313	1,157
Cree Inc *	9,683	1,025
CTS Corp	50,031	1,718
Diebold Nixdorf Inc *	3,843	41
Digital Turbine Inc *	46,916	2,654
Diodes Inc *	14,731	1,039
Dolby Laboratories Inc, Cl A	10,400	1,010
Domo Inc, Cl B *	18,406	1,174
Echo Global Logistics Inc *	60,405	1,620
Entegris Inc	6,874	661
EVERTEC Inc	26,173	1,029
FormFactor Inc *	22,410	964
Ichor Holdings Ltd *	2,794	84
II-VI Inc *	19,652	1,493
Immersion Corp *	64,500	728
Inseego Corp *	1,632	25
International Money Express Inc *	27,746	431
Itron Inc *	1,768	170
J2 Global Inc *	7,880	770
Lattice Semiconductor Corp *	8,765	402
LivePerson Inc *	11,056	688
Lumentum Holdings Inc *	5,387	511
MACOM Technology Solutions Holdings Inc *	2,493	137
ManTech International Corp/VA, Cl A	6,774	602
MaxLinear, Cl A *	27,089	1,035
Mimecast Ltd *	14,963	850
MKS Instruments Inc	6,350	955
Model N Inc *	28,100	1,003
NETGEAR Inc *	17,250	701
nLight Inc *	26,177	855
PagerDuty Inc *	22,000	917
PC Connection Inc	2,220	105
Perficient Inc *	21,606	1,030
Ping Identity Holding Corp *	17,471	500
Pluralsight Inc, Cl A *	92,832	1,946
Power Integrations Inc	20,472	1,676
QAD Inc, Cl A	12,030	760
Qualys Inc *	6,724	819
Rapid7 Inc *	14,478	1,305
Rogers Corp *	6,039	938
Sailpoint Technologies Holdings Inc *	26,315	1,401
Sanmina Corp *	21,499	686
Semtech Corp *	17,900	1,290

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SiTime Corp *	6,482	$726
Smartsheet Inc, Cl A *	11,672	809
SPS Commerce Inc *	16,013	1,739
SunPower Corp, Cl A *(A)	41,398	1,061
SVMK Inc *	30,061	768
Sykes Enterprises Inc *	15,374	579
Telenav Inc *	20,921	98
Tenable Holdings Inc *	18,526	968
TTEC Holdings Inc	25,165	1,835
Ultra Clean Holdings Inc *	28,652	893
Unisys Corp *	8,230	162
Upland Software Inc *	10,031	460
Viavi Solutions Inc *	15,629	234
Vishay Intertechnology Inc	33,940	703
Workiva Inc, Cl A *	28,876	2,646
Zuora Inc, Cl A *	62,580	872

		73,636

Materials – 2.9%
Avient	3,218	130
Boise Cascade Co	16,431	785
Clearwater Paper Corp *	20,628	779
Cleveland-Cliffs Inc *	60,867	886
Commercial Metals Co, Cl A	11,868	244
Element Solutions Inc	66,135	1,173
Forterra Inc *	42,731	735
Greif Inc, Cl A	2,714	127
Innospec Inc	1,339	121
Koppers Holdings Inc *	30,643	955
Livent Corp *	51,554	971
Louisiana-Pacific Corp	985	37
Ranpak Holdings Corp, Cl A *	207,115	2,784
Scotts Miracle-Gro Co/The, Cl A	3,758	748
US Concrete Inc *	20,939	837
Worthington Industries Inc	18,593	954

		12,266

Real Estate – 1.8%
Community Healthcare Trust Inc ‡	11,212	528
Easterly Government Properties Inc ‡	8,357	189
EastGroup Properties Inc ‡	4,626	639
Global Medical REIT Inc ‡	47,008	614
Griffin Industrial Realty Inc *‡	841	53
Healthcare Realty Trust Inc ‡	13,619	403
Innovative Industrial Properties Inc, Cl A ‡	4,021	736
Lexington Realty Trust, Cl B ‡	24,642	262
Newmark Group Inc, Cl A ‡	14,750	107
PotlatchDeltic Corp ‡	15,722	786
RE/MAX Holdings Inc, Cl A ‡	17,452	634
Realogy Holdings Corp *	50,326	660
Redfin Corp *‡	13,654	937
Retail Properties of America Inc, Cl A ‡	13,524	116
Sabra Health Care Inc ‡	6,743	117

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Safehold Inc ‡	1,669	$121
Service Properties Trust ‡	25,547	294
STAG Industrial Inc ‡	2,190	69

		7,265

Utilities – 1.0%
Atlantic Power Corp *	20,612	43
Chesapeake Utilities Corp	5,815	629
Middlesex Water Co	8,176	593
Otter Tail Corp	13,400	571
Portland General Electric Co	15,037	643
South Jersey Industries Inc, Cl A	27,000	582
Sunnova Energy International Inc *	20,781	938

		3,999

Total Common Stock (Cost $298,707) ($ Thousands)		409,752

AFFILIATED PARTNERSHIP – 1.8%
SEI Liquidity Fund, L.P. 0.080% **†(D)	7,730,615	7,733

Total Affiliated Partnership (Cost $7,731) ($ Thousands)		7,733

CASH EQUIVALENT – 2.1%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	8,729,917	8,730

Total Cash Equivalent (Cost $8,730) ($ Thousands)		8,730

Total Investments in Securities – 102.0% (Cost $315,168) ($ Thousands)		$426,215

Percentages are based on Net Assets of $417,823 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2020. The total market value of securities on loan at December 31, 2020 was $7,306 ($ Thousands).
(B)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2020 was $65 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(C)	Securities considered restricted. The total market value of such securities as of December 31, 2020 was $60 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Small Cap Growth Fund (Concluded)

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2020 was $7,733 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

L.P. – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

SPX – Standard & Poor’s 500 Index

The following is a list of the levels of inputs used as of December 31, 2020 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	409,687	–	65	409,752
Affiliated Partnership	–	7,733	–	7,733
Cash Equivalent	8,730	–	–	8,730

Total Investments in Securities	418,417	7,733	65	426,215

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$14,256	$24,149	$(30,671)	$—	$(1)	$7,733	7,730,615	$82	$—
SEI Daily Income Trust, Government Fund, Cl F	5,613	28,790	(25,673)	—	—	8,730	8,729,917	—	—

Totals	$19,869	$52,939	$(56,344)	$—	$(1)	$16,463		$82	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 98.4%
Communication Services – 3.5%
Bandwidth Inc, Cl A *	1,208	$186
Boston Omaha Corp, Cl A *	3,497	97
Cable One Inc	1,150	2,562
Cinemark Holdings Inc *(A)	214,829	3,740
Cogent Communications Holdings Inc	15,710	941
Electronic Arts Inc	6,830	981
Glu Mobile Inc *	58,200	524
IAC/InterActiveCorp *	3,610	684
Interpublic Group of Cos Inc/The	24,754	582
Iridium Communications Inc *	71,000	2,792
Lions Gate Entertainment Corp, Cl A *	480,584	5,464
Match Group Inc *	5,436	822
New York Times Co/The, Cl A	19,500	1,009
Nexstar Media Group Inc, Cl A	68,960	7,530
Ooma Inc *	73,000	1,051
Shenandoah Telecommunications Co	11,383	492
Take-Two Interactive Software Inc, Cl A *	5,083	1,056
TechTarget Inc *	534	32
United States Cellular Corp *	11,940	366
World Wrestling Entertainment Inc, Cl A	28,861	1,387

		32,298

Consumer Discretionary – 10.8%
1-800-Flowers.com Inc, Cl A *(A)	42,193	1,097
Advance Auto Parts Inc	10,274	1,618
American Eagle Outfitters Inc	336,786	6,759
America’s Car-Mart Inc/TX *	5,643	620
Asbury Automotive Group Inc *	3,907	569
Aspen Group Inc/CO *	42,487	473
At Home Group Inc *	19,860	307
AutoNation Inc *	1,730	121
Big Lots Inc	14,355	616
Bloomin’ Brands Inc *	213,290	4,142
Bright Horizons Family Solutions Inc *	16,432	2,843
Brinker International Inc *	39,098	2,212
CarParts.com Inc *(A)	77,698	963
Carriage Services Inc	26,433	828
Century Communities Inc *	9,527	417
Chegg Inc *	9,901	894
Core-Mark Holding Co Inc, Cl A	14,464	425
Dave & Buster’s Entertainment Inc *	169,278	5,082
Deckers Outdoor Corp *	3,400	975
Dick’s Sporting Goods Inc	45,323	2,548
Dorman Products Inc *	2,086	181
Etsy Inc *	25,967	4,620
Five Below Inc *	4,486	785
Green Brick Partners Inc *	53,506	1,229
Group 1 Automotive Inc	4,472	586
Haverty Furniture Cos Inc	25,532	706
Helen of Troy Ltd *	11,676	2,594
Hibbett Sports Inc *	17,681	817

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Installed Building Products Inc *	4,861	$496
KB Home	35,000	1,173
LCI Industries	24,809	3,217
Lincoln Educational Services Corp *	87,098	566
Lithia Motors Inc, Cl A	24,454	7,157
LKQ Corp *	49,641	1,749
M/I Homes Inc *	16,042	711
MDC Holdings Inc	3,062	149
Modine Manufacturing Co *	611,462	7,680
Murphy USA Inc	5,255	688
Norwegian Cruise Line Holdings Ltd *(A)	88,916	2,261
Ollie’s Bargain Outlet Holdings Inc *	3,893	318
Pool Corp	23,829	8,876
PulteGroup Inc	44,000	1,897
Rent-A-Center Inc/TX	16,566	634
Skechers USA Inc, Cl A *	37,863	1,361
Stamps.com Inc *	3,214	631
Strategic Education Inc	6,201	591
Sturm Ruger & Co Inc	9,193	598
Superior Group of Cos Inc	26,435	614
Taylor Morrison Home Corp, Cl A *	69,500	1,783
TRI Pointe Group Inc *	60,647	1,046
Tupperware Brands Corp *	33,100	1,072
Ulta Beauty Inc *	2,059	591
Universal Technical Institute Inc *	14,319	93
Urban Outfitters Inc *	100,632	2,576
Vail Resorts Inc *	9,517	2,655
Whirlpool Corp	4,700	848
Williams-Sonoma Inc	7,799	794
WW International Inc *	6,988	171

		98,023

Consumer Staples – 4.4%
BJ’s Wholesale Club Holdings Inc *	24,382	909
Boston Beer Co Inc/The, Cl A *	2,028	2,016
Bunge Ltd	10,000	656
Cal-Maine Foods Inc *	21,780	818
Casey’s General Stores Inc	6,437	1,150
Celsius Holdings Inc *	29,350	1,477
Central Garden & Pet Co, Cl A *	15,496	563
Coca-Cola Consolidated Inc	2,500	666
Darling Ingredients Inc *	40,500	2,336
Flowers Foods Inc	43,486	984
Fresh Del Monte Produce Inc	30,719	739
Freshpet Inc *	8,866	1,259
Grocery Outlet Holding Corp *	8,214	322
Hostess Brands Inc, Cl A *	468,657	6,861
Ingles Markets Inc, Cl A	6,621	282
Ingredion Inc	9,898	779
J & J Snack Foods Corp	7,030	1,092
John B Sanfilippo & Son Inc	5,357	422
Kroger Co/The	15,939	506

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lancaster Colony Corp	5,300	$974
Landec Corp *	14,939	162
Medifast Inc	26,681	5,239
National Beverage Corp, Cl A *(A)	3,520	299
Pilgrim’s Pride Corp *	87,099	1,708
Post Holdings Inc *	7,519	760
PriceSmart Inc	12,923	1,177
Seneca Foods Corp, Cl A *	315	13
Sprouts Farmers Market Inc *	27,834	559
Tootsie Roll Industries Inc (A)	25,673	763
Universal Corp/VA	27,407	1,332
US Foods Holding Corp *	31,761	1,058
USANA Health Sciences Inc *	7,864	606
Village Super Market Inc, Cl A	500	11
WD-40 Co	2,556	679
Weis Markets Inc	20,897	999

		40,176

Energy – 1.7%
Cabot Oil & Gas Corp	80,892	1,317
Cimarex Energy Co	98,294	3,687
Delek US Holdings Inc *	345,374	5,550
Marathon Petroleum Corp	23,446	969
Parsley Energy Inc, Cl A	132,461	1,881
Pioneer Natural Resources Co	2,474	282
Rattler Midstream LP (B)	162,210	1,538

		15,224

Financials – 15.6%
1st Source Corp	9,904	399
Affiliated Managers Group Inc	1,488	151
Alleghany Corp *	1,001	604
Allstate Corp/The	7,797	857
Altabancorp	23,776	664
A-Mark Precious Metals *	22,415	575
American Equity Investment Life Holding Co	106,222	2,938
American Financial Group Inc/OH	13,674	1,198
Ameriprise Financial Inc	4,701	914
AMERISAFE Inc	1,423	82
Arch Capital Group Ltd *	10,008	361
Argo Group International Holdings Ltd	103,605	4,528
Arrow Financial Corp	416	12
Artisan Partners Asset Management Inc, Cl A	53,084	2,672
Assurant Inc	5,558	757
Axos Financial Inc *	48,113	1,806
Bank of Marin Bancorp	10,864	373
Bank OZK	55,988	1,751
BankUnited Inc	127,615	4,438
BGC Partners Inc, Cl A	1,145,678	4,583
Brookline Bancorp Inc, Cl A	24,112	290
Camden National Corp	18,864	675
Canadian Imperial Bank of Commerce (A)	3,321	284
Capital City Bank Group Inc	6,787	167

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CNO Financial Group Inc	289,034	$6,425
Columbia Banking System Inc	130,235	4,675
Columbia Financial Inc *	21,485	334
Community Trust Bancorp Inc	21,646	802
Diamond Hill Investment Group Inc *	2,001	299
Donnelley Financial Solutions Inc *	11,293	192
Dynex Capital Inc ‡	51,983	925
Eagle Bancorp Inc	29,167	1,205
Employers Holdings Inc	17,888	576
Everest Re Group Ltd	6,060	1,419
Farmers National Banc Corp	24,544	326
Federated Hermes Inc, Cl B	15,159	438
Financial Institutions Inc	51,330	1,155
First American Financial Corp	23,494	1,213
First Busey Corp	73,564	1,585
First Citizens BancShares Inc/NC, Cl A	775	445
First Commonwealth Financial Corp	316,920	3,467
First Community Bankshares Inc	66,479	1,435
First Horizon National Corp	341,595	4,359
First Merchants Corp	76,103	2,847
First Midwest Bancorp Inc/IL	68,601	1,092
Flagstar Bancorp Inc	32,500	1,325
FNB Corp/PA	494,669	4,699
Great Southern Bancorp Inc	13,042	638
Great Western Bancorp Inc	113,802	2,378
Green Dot Corp, Cl A *	15,000	837
Hanover Insurance Group Inc/The, Cl A	25,705	3,005
Hilltop Holdings Inc	30,507	839
HomeStreet Inc	10,400	351
HomeTrust Bancshares Inc	4,975	96
Horace Mann Educators Corp, Cl A	21,962	923
Independent Bank Corp/MI	13,095	242
Lincoln National Corp	98,000	4,931
MarketAxess Holdings Inc	350	200
Mercantile Bank Corp	17,589	478
Merchants Bancorp/IN	40,825	1,128
MidWestOne Financial Group Inc	47,669	1,168
Morgan Stanley	12,233	838
Morningstar Inc, Cl A	1,600	371
National General Holdings Corp	52,872	1,807
OFG Bancorp	133,441	2,474
Pacific Premier Bancorp Inc	84,780	2,656
PacWest Bancorp	274,931	6,983
Park National Corp	1,252	131
PCSB Financial Corp	16,268	259
PennyMac Financial Services Inc	33,506	2,199
Peoples Bancorp Inc/OH	29,343	795
Piper Sandler Cos	823	83
PJT Partners Inc	20,964	1,578
Popular Inc	14,931	841
PRA Group Inc *	22,539	894
Premier Financial Corp	3,200	74

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reinsurance Group of America Inc, Cl A	11,647	$1,350
RenaissanceRe Holdings Ltd	7,345	1,218
Republic Bancorp Inc/KY, Cl A	10,585	382
Safety Insurance Group Inc	13,211	1,029
Selective Insurance Group Inc	19,688	1,319
ServisFirst Bancshares Inc	26,000	1,048
Sierra Bancorp	20,570	492
Starwood Property Trust Inc ‡	235,592	4,547
Stewart Information Services Corp	21,161	1,023
Stifel Financial Corp	25,125	1,268
SVB Financial Group, Cl B *	3,773	1,463
TCF Financial Corp	85,456	3,164
TPG RE Finance Trust Inc ‡	58,414	620
TriCo Bancshares	22,196	783
TrustCo Bank Corp NY	51,485	343
UMH Properties ‡	42,338	627
Umpqua Holdings Corp	229,225	3,470
United Fire Group Inc	67,986	1,706
Univest Financial Corp	85,554	1,761
Virtus Investment Partners Inc	300	65
Walker & Dunlop Inc	8,906	820
Washington Trust Bancorp Inc	13,750	616
Waterstone Financial Inc	85,678	1,612

		142,240

Health Care – 13.8%
ABIOMED Inc *	967	313
ACADIA Pharmaceuticals Inc *	33,999	1,818
Acceleron Pharma Inc *	627	80
Aerie Pharmaceuticals Inc *(A)	75,660	1,022
Akebia Therapeutics Inc *	170,546	478
Albireo Pharma Inc *	6,216	233
Amedisys Inc *	1,346	395
AmerisourceBergen Corp, Cl A	4,713	461
AMN Healthcare Services Inc *	50,034	3,415
Applied Therapeutics *	5,721	126
Arcus Biosciences Inc *	8,754	227
Arena Pharmaceuticals Inc *	6,000	461
Ascendis Pharma ADR *	3,878	647
Atreca Inc, Cl A *	18,444	298
AtriCure Inc *	14,000	779
Atrion Corp	828	532
BioMarin Pharmaceutical Inc *	4,059	356
Bio-Rad Laboratories Inc, Cl A *	2,351	1,370
Bio-Techne Corp	3,600	1,143
Catalent Inc *	16,500	1,717
Cellular Biomedicine Group Inc *	28,255	519
Change Healthcare Inc *	304,242	5,674
Charles River Laboratories International Inc *	7,525	1,880
Chemed Corp	5,900	3,142
ChromaDex Corp *	42,607	205

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Collegium Pharmaceutical Inc *	55,451	$1,111
Computer Programs and Systems Inc *	21,134	567
Concert Pharmaceuticals Inc *	45,603	576
CryoLife Inc *	680	16
Cymabay Therapeutics Inc *	228,165	1,310
CytomX Therapeutics Inc *	38,492	252
Durect Corp *	26,038	54
Eagle Pharmaceuticals Inc/DE *	10,572	492
Eidos Therapeutics Inc *	1,423	187
Emergent BioSolutions Inc *	49,011	4,391
Encompass Health Corp	19,928	1,648
Ensign Group Inc/The	22,232	1,621
Fate Therapeutics Inc *	11,655	1,060
Five Prime Therapeutics Inc *	163,469	2,781
Fulgent Genetics Inc *(A)	16,418	855
GenMark Diagnostics Inc *	63,370	925
Global Blood Therapeutics Inc *	5,702	247
Globus Medical Inc, Cl A *	14,804	966
GW Pharmaceuticals PLC ADR *	3,127	361
Haemonetics Corp *	16,579	1,969
Heska Corp *	167	24
Hill-Rom Holdings Inc	641	63
Homology Medicines Inc *	39,776	449
ICON PLC *	7,886	1,538
ICU Medical Inc *	5,669	1,216
IDEXX Laboratories Inc *	458	229
Incyte Corp *	3,300	287
Inovalon Holdings Inc, Cl A *	71,259	1,295
Insmed Inc *	31,452	1,047
Integra LifeSciences Holdings Corp *	45,000	2,921
Iovance Biotherapeutics Inc *	32,559	1,511
Jazz Pharmaceuticals PLC *	15,979	2,637
Karyopharm Therapeutics Inc *	27,040	419
Kiniksa Pharmaceuticals Ltd, Cl A *	27,174	480
LeMaitre Vascular Inc	467	19
LHC Group Inc *	6,905	1,473
Ligand Pharmaceuticals Inc *(A)	80,803	8,036
Magellan Health Inc *	15,629	1,295
Masimo Corp *	11,491	3,084
Medpace Holdings Inc *	5,000	696
Meridian Bioscience Inc *	25,610	479
Mettler-Toledo International Inc *	411	468
National HealthCare Corp	10,292	683
National Research Corp, Cl A *	5,713	244
Natus Medical Inc *	29,663	594
Nektar Therapeutics, Cl A *	15,323	260
Neogen Corp, Cl B *	3,261	259
NeoGenomics Inc *	18,676	1,006
Neurocrine Biosciences Inc *	10,038	962
Nevro Corp *	2,387	413
NextGen Healthcare Inc *	8,065	147
Novocure Ltd *	2,480	429

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Omnicell Inc *	1,763	$212
Orthofix Medical Inc *	14,375	618
Owens & Minor Inc	29,966	811
Pacira BioSciences Inc *	44,489	2,662
Pennant Group Inc/The *	16,750	973
Penumbra Inc *	4,496	787
PerkinElmer Inc	12,707	1,823
Perrigo Co PLC	11,774	527
Phibro Animal Health Corp, Cl A	32,589	633
Premier Inc, Cl A	80,870	2,839
Prestige Consumer Healthcare Inc, Cl A *	46,904	1,636
Protagonist Therapeutics Inc *	13,458	271
Providence Service Corp/The *	4,264	591
Quanterix *	20,327	945
Quidel Corp *	4,027	723
R1 RCM Inc *	74,014	1,778
Reata Pharmaceuticals Inc, Cl A *	11,737	1,451
Repligen Corp *	6,804	1,304
Revance Therapeutics Inc *	82,213	2,330
Rhythm Pharmaceuticals Inc *	10,870	323
Sarepta Therapeutics Inc *	1,971	336
SeaSpine Holdings Corp *	11,657	203
SIGA Technologies Inc *	2,198	16
Spero Therapeutics Inc *	16,852	327
STERIS PLC	5,000	948
Stoke Therapeutics Inc *	5,807	360
Supernus Pharmaceuticals Inc *	8,694	219
Syneos Health Inc, Cl A *	96,849	6,598
Teleflex Inc	8,291	3,412
Tenet Healthcare Corp *	6,108	244
Translate Bio Inc *	16,743	309
Travere Therapeutics *	80,652	2,198
Twist Bioscience Corp *	566	80
Ultragenyx Pharmaceutical Inc *	12,000	1,661
United Therapeutics Corp *	7,055	1,071
Utah Medical Products Inc	722	61
West Pharmaceutical Services Inc	1	–
Y-mAbs Therapeutics Inc *	3,205	159
Zogenix Inc *	17,371	347

		125,129

Industrials – 14.6%
A O Smith Corp	4,400	241
AAON Inc	8,319	554
ACCO Brands Corp	430,216	3,635
Advanced Drainage Systems Inc	16,174	1,352
AECOM *	44,000	2,190
AeroVironment Inc *	6,958	605
Altra Industrial Motion Corp	7,543	418
ArcBest Corp	17,512	747
Argan Inc	11,670	519
Armstrong World Industries Inc	25,821	1,921

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atlas Air Worldwide Holdings Inc *	60,908	$3,322
BMC Stock Holdings Inc *	30,625	1,644
Builders FirstSource Inc *	21,379	873
BWX Technologies Inc, Cl W	64,000	3,858
Casella Waste Systems Inc, Cl A *	5,000	310
CBIZ Inc *	2,449	65
Cintas Corp	3,186	1,126
Clean Harbors Inc *	7,022	534
Colfax Corp *	167,422	6,402
CoStar Group Inc *	4,446	4,109
Covenant Logistics Group Inc, Cl A *	42,578	631
CRA International Inc	11,678	595
CSW Industrials Inc	1,824	204
Curtiss-Wright Corp	15,306	1,781
Dycom Industries Inc *	3,425	259
EMCOR Group Inc	19,007	1,738
Evoqua Water Technologies Corp *	17,172	463
Exponent Inc	30,000	2,701
Forrester Research Inc *	9,468	397
Franklin Covey Co *	648	14
FTI Consulting Inc *	10,890	1,217
Generac Holdings Inc *	8,936	2,032
Gibraltar Industries Inc *	19,000	1,367
Heritage-Crystal Clean Inc *	29,302	617
Hillenbrand Inc	8,146	324
Hub Group Inc, Cl A *	12,964	739
Huron Consulting Group Inc *	9,003	531
IAA Inc *	85,739	5,571
ICF International Inc, Cl A	4,655	346
IDEX Corp	4,000	797
JetBlue Airways Corp *	254,146	3,695
Kadant Inc	16,160	2,278
Kaman Corp, Cl A	52,269	2,986
KAR Auction Services Inc *	274,031	5,100
Kelly Services Inc, Cl A *	4,601	95
Kforce Inc	10,057	423
L3Harris Technologies Inc	2,036	385
Landstar System Inc	8,600	1,158
Limbach Holdings *	54,944	677
Lindsay Corp	9,200	1,182
Macquarie Infrastructure Corp *	47,866	1,797
Marten Transport Ltd	77,299	1,332
Masonite International Corp *	37,876	3,725
Mastech Digital Inc *	12,100	192
Matson Inc	4,687	267
Meritor Inc *	43,353	1,210
MSA Safety Inc	10,698	1,598
MSC Industrial Direct Co Inc, Cl A	3,679	311
MYR Group Inc *	22,025	1,324
National Presto Industries Inc	1,385	123
Old Dominion Freight Line Inc, Cl A	9,957	1,943
PGT Innovations Inc *	28,530	580

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Powell Industries Inc	6,900	$204
Primoris Services Corp	31,507	870
Radiant Logistics Inc *	49,017	284
RBC Bearings Inc *	4,000	716
Resideo Technologies Inc *	36,899	785
Resources Connection Inc	21,841	275
Rush Enterprises Inc, Cl A	38,922	1,612
Saia Inc *	7,000	1,266
Schneider National Inc, Cl B	10,299	213
Shyft Group Inc/The	28,592	811
Simpson Manufacturing Co Inc	8,867	829
SiteOne Landscape Supply Inc *	3,529	560
Standex International Corp	5,842	453
Teledyne Technologies Inc *	18,991	7,444
Tetra Tech Inc	27,739	3,212
Textainer Group Holdings Ltd *	56,064	1,075
Toro Co/The	2,800	266
TransDigm Group Inc *	500	309
TriMas Corp *	23,190	734
Trinity Industries Inc	142,479	3,760
UFP Industries Inc	9,396	522
United Rentals Inc *	5,615	1,302
Werner Enterprises Inc	29,446	1,155
WESCO International Inc *	94,612	7,427
Westinghouse Air Brake Technologies Corp	3,600	264
XPO Logistics Inc *	68,605	8,178

		133,656

Information Technology – 20.0%
A10 Networks Inc *	113,184	1,116
ACI Worldwide Inc *	376,055	14,452
Agilysys Inc *	13,470	517
Alpha & Omega Semiconductor Ltd *	39,527	934
American Software Inc/GA, Cl A	30,440	523
Amkor Technology Inc	75,502	1,139
ANSYS Inc *	2,600	946
Arista Networks Inc *	2,488	723
Aspen Technology Inc *	25,803	3,361
Axcelis Technologies Inc *	22,971	669
Broadridge Financial Solutions Inc	1,700	260
Cadence Design Systems Inc *	12,100	1,651
Calix Inc *	48,212	1,435
Cardtronics PLC *	22,468	793
Cass Information Systems Inc	9,000	350
ChannelAdvisor Corp *	51,607	825
Coherent Inc *	1,420	213
CommVault Systems Inc *	19,305	1,069
Conduent Inc *	390,674	1,875
Cornerstone OnDemand Inc *	28,250	1,244
CSG Systems International Inc	23,891	1,077
Diodes Inc *	15,000	1,058
Dolby Laboratories Inc, Cl A	12,000	1,166

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Echo Global Logistics Inc *	8,703	$233
Enphase Energy Inc *	5,140	902
Entegris Inc	19,770	1,900
EPAM Systems Inc *	5,383	1,929
ePlus Inc *	8,062	709
Euronet Worldwide Inc *	30,399	4,405
EVERTEC Inc	82,658	3,250
ExlService Holdings Inc *	24,383	2,076
Fair Isaac Corp *	2,500	1,278
Five9 Inc *	8,000	1,395
FormFactor Inc *	600	26
Gartner Inc *	1,518	243
Genpact Ltd	30,604	1,266
Global Payments Inc	1,009	217
Hackett Group Inc/The	37,239	536
Ichor Holdings Ltd *	23,345	704
II-VI Inc *	35,206	2,674
Inphi Corp *	18,234	2,926
Insight Enterprises Inc *	21,641	1,647
Intelligent Systems Corp *	358	14
International Money Express Inc *	1,250	19
Itron Inc *	25,453	2,441
J2 Global Inc *	211,316	20,643
Lantronix Inc *	387,405	1,720
Lattice Semiconductor Corp *	37,782	1,731
Leidos Holdings Inc	24,667	2,593
LiveRamp Holdings Inc *	10,000	732
Lumentum Holdings Inc *	4,818	457
MACOM Technology Solutions Holdings Inc *	12,485	687
Manhattan Associates Inc *	10,280	1,081
ManTech International Corp/VA, Cl A	12,947	1,152
MAXIMUS Inc	35,530	2,600
MicroStrategy Inc, Cl A *	2,824	1,097
Model N Inc *	21,638	772
Monolithic Power Systems Inc	6,335	2,320
National Instruments Corp	370	16
NCR Corp *	134,372	5,048
NIC Inc	72,349	1,869
Nuance Communications Inc *	53,148	2,343
NVE Corp	9,565	537
ON Semiconductor Corp *	108,955	3,566
OSI Systems Inc *	184	17
Palo Alto Networks Inc *	4,182	1,486
Perficient Inc *	12,505	596
Photronics Inc *	30,976	346
Power Integrations Inc	20,000	1,637
PTC Inc *	19,109	2,286
QAD Inc, Cl A	5,106	323
Qorvo Inc *	10,870	1,807
Radware Ltd *	15,000	416
Rambus Inc *	69,493	1,213
RingCentral Inc, Cl A *	773	293

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sapiens International	14,232	$436
Science Applications International Corp	10,962	1,037
Semtech Corp *	69,289	4,995
Shutterstock Inc	19,015	1,363
Silicon Motion Technology Corp ADR	179,592	8,647
SolarWinds Corp *	744	11
SPS Commerce Inc *	16,563	1,799
Super Micro Computer Inc *	217,263	6,879
SVMK Inc *	28,358	725
Sykes Enterprises Inc *	31,637	1,192
Synopsys Inc *	5,999	1,555
Telenav Inc *	12,632	59
Tenable Holdings Inc *	29,500	1,542
Teradyne Inc	13,928	1,670
Trade Desk Inc/The, Cl A *	1,896	1,519
TTEC Holdings Inc	31,473	2,295
Tyler Technologies Inc *	4,765	2,080
Verint Systems Inc *	112,718	7,572
Wix.com Ltd *	15,023	3,755
WNS Holdings Ltd ADR *	26,370	1,900
Zebra Technologies Corp, Cl A *	3,874	1,489

		182,090

Materials – 6.9%
Albemarle Corp	4,500	664
Ashland Global Holdings Inc	55,852	4,423
Avery Dennison Corp	2,472	383
Axalta Coating Systems Ltd *	134,272	3,833
B2Gold Corp	501,613	2,809
Balchem Corp	14,444	1,664
Boise Cascade Co	23,092	1,104
Century Aluminum Co *	234,619	2,588
Commercial Metals Co, Cl A	270,710	5,560
Crown Holdings Inc *	4,800	481
Domtar Corp *	101,381	3,209
FMC Corp	102,303	11,758
Fortitude Gold Corp (C)	40,846	43
Gold Resource Corp	142,961	416
Hawkins Inc	6,068	317
Hecla Mining Co	341,651	2,214
Ingevity Corp *	36,000	2,726
Louisiana-Pacific Corp	18,357	682
Materion Corp	12,245	780
Myers Industries Inc	29,683	617
NewMarket Corp	2,025	807
Novagold Resources Inc *	129,786	1,255
Packaging Corp of America	2,600	359
Royal Gold Inc, Cl A	8,757	931
Sensient Technologies Corp	18,700	1,380
Silgan Holdings Inc	270,689	10,037
Stepan Co	9,000	1,074

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Tredegar Corp	4,295	$72

		62,186

Real Estate – 5.1%
Camden Property Trust ‡	13,101	1,309
CareTrust Inc ‡	25,295	561
CatchMark Timber Trust Inc, Cl A ‡	108,771	1,018
Centerspace ‡	15,417	1,089
City Office REIT ‡	17,779	174
Community Healthcare Trust Inc ‡	384	18
EastGroup Properties Inc ‡	14,800	2,043
Equity Commonwealth *‡	11,988	327
Equity LifeStyle Properties ‡	20,564	1,303
Gaming and Leisure Properties Inc ‡	169,198	7,174
Getty Realty Corp ‡	28,351	781
Gladstone Commercial Corp ‡	33,797	608
Howard Hughes Corp/The *‡	51,451	4,061
Independence Realty Trust ‡	113,415	1,523
Invitation Homes Inc ‡	88,917	2,641
Kite Realty Group Trust ‡	34,895	522
Life Storage Inc ‡	3,100	370
Medical Properties Trust Inc ‡	410,854	8,953
Mid-America Apartment Communities Inc ‡	5,599	709
Monmouth Real Estate Investment Corp, Cl A ‡	88,945	1,541
National Health Investors Inc ‡	265	18
National Storage Affiliates Trust ‡	9,068	327
New Senior Investment Group Inc ‡	47,637	247
Newmark Group Inc, Cl A ‡	450,766	3,286
One Liberty Properties Inc ‡	51,891	1,041
PS Business Parks Inc ‡	6,125	814
RMR Group Inc/The, Cl A ‡	23,159	894
Sabra Health Care Inc ‡	42,013	730
Safehold Inc ‡	19,251	1,396
Spirit Realty Capital Inc ‡	387	16
Sun Communities Inc ‡	1,653	251
Terreno Realty Corp ‡	15,348	898
Universal Health Realty Income Trust ‡	3,689	237

		46,880

Utilities – 2.0%
ALLETE Inc	14,400	892
American States Water Co	21,500	1,709
Atmos Energy Corp	20,484	1,955
Black Hills Corp, Cl A	11,841	728
Chesapeake Utilities Corp	6,037	653
Clearway Energy Inc, Cl A	43,089	1,273
CMS Energy Corp	10,600	647
Hawaiian Electric Industries Inc	21,153	749
IDACORP Inc, Cl A	10,909	1,048
MDU Resources Group Inc	14,335	378
Middlesex Water Co	22,660	1,642
NorthWestern Corp	5,270	307

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Managed Small/Mid Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ormat Technologies Inc	13,800	$1,246
PNM Resources Inc	25,500	1,238
Portland General Electric Co	43,378	1,855
Southwest Gas Holdings Inc	10,221	621
UGI Corp	6,450	225
Unitil Corp	11,188	495
Vistra Corp	710	14
York Water Co/The	9,081	423

		18,098

Total Common Stock (Cost $516,575) ($ Thousands)		896,000

AFFILIATED PARTNERSHIP – 1.8%
SEI Liquidity Fund, L.P. 0.080% **†(D)	16,742,886	16,752

Total Affiliated Partnership (Cost $16,742) ($ Thousands)		16,752

CASH EQUIVALENT – 1.7%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	15,516,680	15,517

Total Cash Equivalent (Cost $15,517) ($ Thousands)		15,517

Total Investments in Securities – 101.9% (Cost $548,834) ($ Thousands)		$928,269

Percentages are based on Net Assets of $911,061 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2020.The total market value of securities on loan at December 31, 2020 was $15,739 ($ Thousands).
(B)	Security is a Master Limited Partnership. At December 31, 2020, such securities amounted to $1,538 ($ Thousands), or 0.2% of the Net Assets of the Fund (See Note 2).
(C)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2020 was $43 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2020 was $16,752 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

L.P. – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

The following is a list of the levels of inputs used as of December 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	896,000	–	–	896,000
Affiliated Partnership	–	16,752	–	16,752
Cash Equivalent	15,517	–	–	15,517

Total Investments in Securities	911,517	16,752	–	928,269

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/20	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$28,359	$22,837	$(34,450)	$6	$—	$16,752	16,742,886	$17	$—
SEI Daily Income Trust, Government Fund, Cl F	18,861	37,123	(40,467)	—	—	15,517	15,516,680	—	—

Totals	$47,220	$59,960	$(74,917)	$6	$—	$32,269		$17	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 97.8%

Communication Services – 3.8%
Cars.com Inc *	11,100	$125
CenturyLink Inc	53,800	525
Discovery Inc, Cl C *	4,600	121
Interpublic Group of Cos Inc/The	3,100	73
News Corp, Cl A	12,200	219
News Corp, Cl B	5,400	96
Nexstar Media Group Inc, Cl A	1,500	164
Omnicom Group Inc	7,300	456
Sirius XM Holdings Inc	60,800	387
Take-Two Interactive Software Inc, Cl A *	2,200	457
ViacomCBS Inc, Cl B	3,206	119

		2,742

Consumer Discretionary – 12.5%
American Outdoor Brands Inc *	1,900	32
AutoNation Inc *	700	49
Best Buy Co Inc	5,700	569
BorgWarner Inc	10,000	386
Brunswick Corp/DE	5,100	389
Darden Restaurants Inc	2,900	345
Dollar Tree Inc *	6,100	659
DR Horton Inc	7,900	544
Ford Motor Co *	73,900	650
Genuine Parts Co	2,900	291
L Brands Inc *	9,000	335
Lear Corp	2,900	461
Lennar Corp, Cl A	4,600	351
Lennar Corp, Cl B	3,900	239
Liquidity Services Inc *	2,500	40
Nautilus Inc *	5,500	100
O’Reilly Automotive Inc *	1,450	656
Polaris Inc	4,200	400
PulteGroup Inc	13,000	561
Qurate Retail Inc *	35,100	385
Smith & Wesson Brands Inc	16,000	284
Stamps.com Inc *	600	118
Tenneco Inc, Cl A *	2,900	31
Tractor Supply Co	4,200	590
Tupperware Brands Corp *	3,200	104
Yum China Holdings Inc	7,100	405
Yum! Brands Inc	600	65

		9,039

Consumer Staples – 4.6%
Archer-Daniels-Midland Co	13,500	680
Campbell Soup Co	3,000	145
Conagra Brands Inc	14,900	540
J M Smucker Co/The	2,100	243
Kellogg Co	1,200	75
Kroger Co/The	20,300	645
Nu Skin Enterprises Inc, Cl A	3,600	197
Reynolds Consumer Products Inc	6,200	186

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tyson Foods Inc, Cl A	9,100	$586

		3,297

Energy – 1.1%
Baker Hughes Co, Cl A	2,100	44
Cimarex Energy Co	4,800	180
International Seaways	3,400	56
Kinder Morgan Inc	18,900	258
Schlumberger NV, Cl A	8,300	181
TechnipFMC PLC	5,200	49

		768

Financials – 9.3%
Aflac Inc	7,600	338
Allstate Corp/The	2,800	308
Ally Financial Inc	2,800	100
American Financial Group Inc/OH	4,600	403
Ameriprise Financial Inc	3,400	661
Annaly Capital Management Inc ‡	69,500	587
Associated Banc-Corp	2,400	41
Cboe Global Markets Inc	5,300	494
CNA Financial Corp	9,300	362
CNB Financial Corp/PA	3,200	68
Customers Bancorp Inc *	3,400	62
Discover Financial Services	8,000	724
Federated Hermes Inc, Cl B	12,200	353
Fifth Third Bancorp	600	17
Flushing Financial Corp	3,700	62
Great Western Bancorp Inc	2,200	46
Hartford Financial Services Group Inc/The	4,200	206
Hilltop Holdings Inc	1,200	33
Huntington Bancshares Inc/OH	6,800	86
Midland States Bancorp Inc	1,400	25
MSCI Inc, Cl A	120	54
Old Republic International Corp	12,200	240
OneMain Holdings Inc, Cl A	400	19
Pinnacle Financial Partners Inc	300	19
Popular Inc	8,200	462
Raymond James Financial Inc	4,600	440
State Street Corp	900	65
Synchrony Financial	7,300	253
T Rowe Price Group Inc	1,500	227

		6,755

Health Care – 14.1%
Alexion Pharmaceuticals Inc *	4,700	734
Align Technology Inc *	610	326
AmerisourceBergen Corp, Cl A	4,900	479
Bio-Techne Corp	1,400	445
Charles River Laboratories International Inc *	2,100	525
Emergent BioSolutions Inc *	700	63
Hologic Inc *	8,300	604

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IDEXX Laboratories Inc *	1,340	$670
Incyte Corp *	4,800	418
IQVIA Holdings Inc *	3,900	699
Laboratory Corp of America Holdings *	1,400	285
McKesson Corp	3,800	661
Mettler-Toledo International Inc *	260	296
PerkinElmer Inc	4,300	617
Perrigo Co PLC	3,800	170
Quest Diagnostics Inc	3,600	429
Quidel Corp *	2,100	377
ResMed Inc	3,200	680
STERIS PLC	3,100	588
Universal Health Services Inc, Cl B *	4,100	564
Veeva Systems Inc, Cl A *	600	163
Viatris Inc, Cl W *	11,700	219
West Pharmaceutical Services Inc	700	198

		10,210

Industrials – 13.3%
Acuity Brands Inc	3,900	472
AGCO Corp	3,700	381
BWX Technologies Inc, Cl W	6,000	362
Carrier Global Corp	16,400	619
CoStar Group Inc *	670	619
Crane Co, Cl A	1,400	109
Cummins Inc	3,100	704
Donaldson Co Inc, Cl A	2,600	145
Dover Corp	1,100	139
Expeditors International of Washington Inc	3,700	352
Fortune Brands Home & Security Inc	3,700	317
Gates Industrial Corp PLC *	29,800	380
Generac Holdings Inc *	2,300	523
GMS Inc *	5,100	155
Hubbell Inc, Cl B	400	63
IDEX Corp	700	139
Kelly Services Inc, Cl A *	1,900	39
Kforce Inc	400	17
Masco Corp	10,600	582
nVent Electric PLC	3,700	86
Old Dominion Freight Line Inc, Cl A	2,500	488
Otis Worldwide Corp	4,700	318
PACCAR Inc	7,600	656
Pentair PLC	7,600	403
Quanta Services Inc	2,900	209
Schneider National Inc, Cl B	2,200	46
Teledyne Technologies Inc *	1,000	392
Timken Co/The	2,600	201
Werner Enterprises Inc	2,600	102
WW Grainger Inc	1,490	608

		9,626

Information Technology – 21.5%
Amdocs Ltd	8,200	582

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amphenol Corp, Cl A	2,100	$275
ANSYS Inc *	1,010	367
Arrow Electronics Inc, Cl A *	4,000	389
Aspen Technology Inc *	3,500	456
CACI International Inc, Cl A *	1,000	249
Cadence Design Systems Inc *	5,900	805
ChannelAdvisor Corp *	1,800	29
Cirrus Logic Inc *	300	25
Citrix Systems Inc	4,000	520
Cognizant Technology Solutions Corp, Cl A	3,900	320
Concentrix *	1,100	108
Dell Technologies Inc, Cl C *	1,500	110
Dropbox Inc, Cl A *	9,100	202
Entegris Inc	4,700	452
EPAM Systems Inc *	1,600	573
F5 Networks Inc, Cl A *	1,500	264
Fair Isaac Corp *	1,050	537
First Solar Inc *	1,000	99
FormFactor Inc *	3,800	163
Fortinet Inc *	4,600	683
HP Inc	21,800	536
IPG Photonics Corp *	1,900	425
Jabil Inc	7,800	332
KLA Corp	3,000	777
Manhattan Associates Inc *	1,200	126
MKS Instruments Inc	3,700	557
NetApp Inc	7,100	470
NETGEAR Inc *	1,000	41
NortonLifeLock Inc	25,700	534
Paychex Inc	1,700	158
Paylocity Holding Corp *	1,100	226
PTC Inc *	5,000	598
Qorvo Inc *	3,000	499
Sanmina Corp *	2,100	67
Skyworks Solutions Inc	1,300	199
SS&C Technologies Holdings Inc	8,600	626
Sykes Enterprises Inc *	1,600	60
SYNNEX Corp *	3,300	269
Synopsys Inc *	3,100	804
Teradyne Inc	5,400	647
Ubiquiti Inc	1,300	362
Verint Systems Inc *	800	54

		15,575

Materials – 6.3%
Boise Cascade Co	1,800	86
Celanese Corp, Cl A	600	78
Corteva Inc	18,100	701
Eastman Chemical Co	1,600	160
Element Solutions Inc	5,100	90
Freeport-McMoRan Inc, Cl B *	25,200	656
Huntsman Corp	10,200	256

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Paper Co	5,300	$264
LyondellBasell Industries NV, Cl A	1,800	165
Nucor Corp	1,300	69
PPG Industries Inc	4,300	620
RPM International Inc	5,100	463
Scotts Miracle-Gro Co/The, Cl A	1,000	199
Steel Dynamics Inc	11,200	413
Westrock Co	8,100	353

		4,573

Real Estate – 5.3%
Apple Hospitality Inc *‡	37,600	485
CBRE Group Inc, Cl A *‡	3,600	226
City Office REIT ‡	18,300	179
Columbia Property Trust Inc ‡	12,000	172
CoreCivic Inc *‡	4,700	31
CorePoint Lodging *‡	200	1
Extra Space Storage Inc ‡	900	104
Gaming and Leisure Properties Inc ‡	12,910	547
GEO Group Inc/The ‡	40,050	355
PotlatchDeltic Corp ‡	7,200	360
VEREIT ‡	3,300	125
Weyerhaeuser Co ‡	20,100	674
WP Carey Inc ‡	7,800	551

		3,810

Utilities – 6.0%
AES Corp/The	27,100	637
DTE Energy Co	500	61
MDU Resources Group Inc	20,000	527
NRG Energy Inc	16,000	601
PPL Corp	15,200	429
Public Service Enterprise Group Inc	9,700	565
Sempra Energy	3,600	459
UGI Corp	14,800	517
Vistra Corp	28,100	552

		4,348

Total Common Stock (Cost $58,519) ($ Thousands)		70,743

PREFERRED STOCK – 0.2%

Consumer Discretionary – 0.2%
Qurate Retail, 8.000%	1,050	104

Total Preferred Stock (Cost $236) ($ Thousands)		104

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 1.9%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	1,405,326	$1,405

Total Cash Equivalent (Cost $1,405) ($ Thousands)		1,405

Total Investments in Securities – 99.9% (Cost $60,160) ($ Thousands)		$72,252

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Mid-Cap Fund (Concluded)

A list of the open futures contracts held by the Fund at December 31, 2020 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P Mid Cap 400 Index E-MINI	2	Mar-2021	$461	$461	$–

Percentages are based on Net Assets of $72,305 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

Cl – Class

Ltd. – Limited

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	70,743	–	–	70,743
Preferred Stock	104	–	–	104
Cash Equivalent	1,405	–	–	1,405

Total Investments in Securities	72,252	–	–	72,252

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	–	–	–	–

Total Other Financial Instruments	–	–	–	–

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,119	$7,155	$(6,869)	$—	$—	$1,405	1,405,326	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 99.4%
Communication Services – 9.0%
Activision Blizzard Inc	30,702	$2,851
AT&T Inc	1,061,960	30,542
Bandwidth Inc, Cl A *	1,480	227
BCE Inc	82,400	3,520
Cargurus Inc, Cl A *	13,130	417
China Mobile ADR	75,300	2,149
Comcast Corp, Cl A	469,600	24,607
Gaia Inc, Cl A *	3,927	39
Hemisphere Media Group Inc, Cl A *	1,396	14
IMAX Corp *	10,875	196
John Wiley & Sons Inc, Cl A	59,957	2,738
Madison Square Garden Sports Corp *	13,455	2,477
New York Times Co/The, Cl A	150,895	7,812
NTT DOCOMO Inc ADR (A)	184,500	6,828
Omnicom Group Inc	121,800	7,596
Ooma Inc *	24,762	357
Scholastic Corp, Cl B	8,394	210
SK Telecom Co Ltd ADR	191,000	4,676
Spok Holdings Inc	9,497	106
Spotify Technology SA *	14,315	4,504
TechTarget Inc *	11,709	692
TELUS	403,400	7,983
TrueCar Inc *	19,054	80
United States Cellular Corp *	16,211	497
Verizon Communications	736,540	43,272

		154,390

Consumer Discretionary – 10.0%
Aspen Group Inc/CO *	20,419	227
AutoZone Inc *	19,300	22,879
Canadian Tire Corp Ltd, Cl A	45,600	5,989
Chipotle Mexican Grill Inc, Cl A *	5,419	7,515
Collectors Universe Inc	1,741	131
Domino’s Pizza Inc	10,745	4,120
Dorman Products Inc *	5,796	503
DR Horton Inc	79,300	5,465
eBay Inc	364,000	18,291
Garmin Ltd	78,301	9,369
Gentex Corp	54,663	1,855
Grand Canyon Education Inc *	63,213	5,886
Honda Motor Co Ltd ADR (A)	151,900	4,291
Lakeland Industries Inc *	2,183	59
McDonald’s Corp	45,605	9,786
Murphy USA Inc	5,492	719
NIKE Inc, Cl B	55,430	7,842
Ollie’s Bargain Outlet Holdings Inc *	62,659	5,124
Papa John’s International Inc, Cl A	5,217	443
Perdoceo Education Corp *	6,973	88
Shutterstock Inc	5,865	421
Starbucks Corp	10,056	1,076
Sturm Ruger & Co Inc	61,800	4,021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Target Corp, Cl A	244,400	$43,144
Terminix Global Holdings *	11,796	602
Toyota Motor Corp ADR	57,700	8,919
Winmark Corp	503	93
Yum China Holdings Inc	87,884	5,017

		173,875

Consumer Staples – 17.8%
Altria Group Inc	428,884	17,584
B&G Foods Inc, Cl A (A)	5,182	144
BellRing Brands, Cl A *	19,351	470
BJ’s Wholesale Club Holdings Inc *	8,340	311
Boston Beer Co Inc/The, Cl A *	4,067	4,044
Brown-Forman Corp, Cl B	25,769	2,047
Bunge Ltd	5,549	364
Calavo Growers Inc	3,239	225
Cal-Maine Foods Inc *	16,768	629
Campbell Soup Co	91,111	4,405
Casey’s General Stores Inc	23,432	4,185
Central Garden & Pet Co, Cl A *	1,769	68
Church & Dwight Co Inc	60,577	5,284
Clorox Co/The	20,649	4,169
Coca-Cola Co/The	224,414	12,307
Coca-Cola Consolidated Inc	1,852	493
Colgate-Palmolive Co	96,199	8,226
Conagra Brands Inc	236,651	8,581
Costco Wholesale Corp	14,786	5,571
Darling Ingredients Inc *	9,599	554
Estee Lauder Cos Inc/The, Cl A	34,825	9,270
Flowers Foods Inc	265,344	6,005
Freshpet Inc *	1,563	222
General Mills Inc	350,605	20,616
Hain Celestial Group Inc/The *	8,704	349
Herbalife Nutrition Ltd *	39,908	1,918
Hershey Co/The	65,259	9,941
Hormel Foods Corp	134,822	6,284
Hostess Brands Inc, Cl A *	65,192	954
Ingredion Inc	55,800	4,390
J & J Snack Foods Corp	4,619	718
J M Smucker Co/The	190,496	22,022
John B Sanfilippo & Son	11,181	882
Kellogg Co	210,167	13,079
Kimberly-Clark Corp	78,826	10,628
Kraft Heinz Co/The	219,400	7,604
Kroger Co/The	819,643	26,032
McCormick & Co Inc/MD	68,114	6,512
Medifast Inc	2,875	564
MGP Ingredients Inc	14,527	684
Mondelez International Inc, Cl A	100,519	5,877
Monster Beverage Corp *	45,231	4,183
National Beverage Corp, Cl A *(A)	4,167	354
Natural Grocers by Vitamin Cottage Inc	24,554	337

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nu Skin Enterprises Inc, Cl A	12,832	$701
PepsiCo Inc	20,377	3,022
PriceSmart Inc	9,646	879
Procter & Gamble Co/The	60,593	8,431
Simply Good Foods Co/The *	28,767	902
Tootsie Roll Industries Inc (A)	23,687	704
Tyson Foods Inc, Cl A	332,151	21,404
Universal Corp/VA	19,424	944
USANA Health Sciences Inc *	7,488	577
Walgreens Boots Alliance Inc	205,400	8,191
Walmart Inc	155,928	22,477
WD-40 Co	2,366	629
Weis Markets Inc	12,991	621

		308,568

Energy – 1.0%
Antero Midstream Corp	182,674	1,408
Cabot Oil & Gas Corp	412,072	6,709
Phillips 66	122,600	8,575
Renewable Energy Group Inc *	1,730	122

		16,814

Financials – 11.4%
Aflac Inc	317,600	14,124
Alerus Financial Corp	5,930	162
Allstate Corp/The	232,400	25,548
American Financial Group Inc/OH	89,400	7,833
American National Group Inc	5,823	560
Annaly Capital Management Inc ‡	1,110,500	9,384
Arbor Realty Trust Inc ‡	41,558	589
Assured Guaranty Ltd	43,800	1,379
Bank of New York Mellon Corp/The	198,000	8,403
Berkshire Hathaway Inc, Cl B *	195,114	45,241
BRP Group Inc, Cl A *	9,060	272
Cboe Global Markets Inc	31,291	2,914
Columbia Financial Inc *	30,491	474
Community Bank System Inc	4,170	260
Community Bankers Trust Corp	9,432	64
Crawford & Co, Cl A	3,960	29
Donegal Group Inc, Cl A	2,629	37
Employers Holdings Inc	11,772	379
Erie Indemnity Co, Cl A	3,494	858
Everest Re Group Ltd	17,200	4,026
First Financial Bankshares Inc, Cl A	9,135	331
Genworth MI Canada Inc	71,000	2,419
Goosehead Insurance Inc, Cl A *	4,138	516
Hanover Insurance Group Inc/The, Cl A	50,200	5,869
HarborOne Bancorp Inc	63,659	691
Hartford Financial Services Group Inc/The	69,100	3,385
HCI Group Inc	2,470	129
Horace Mann Educators Corp, Cl A	6,461	272
Houlihan Lokey Inc, Cl A	6,388	430
JPMorgan Chase & Co	48,400	6,150

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kearny Financial Corp/MD	44,935	$475
Kinsale Capital Group Inc	3,459	692
KKR Real Estate Finance Trust Inc ‡	31,665	567
Live Oak Bancshares Inc	12,440	590
Loblaw Cos Ltd	110,700	5,458
MarketAxess Holdings Inc	3,206	1,829
Marsh & McLennan Cos Inc	44,653	5,224
Mercury General Corp	14,485	756
MFA Financial Inc ‡	80,917	315
Morningstar Inc, Cl A	16,016	3,709
MVB Financial Corp	3,576	81
National Bank Holdings Corp, Cl A	17,951	588
National Bank of Canada	145,500	8,182
NI Holdings Inc *	1,708	28
Nicolet Bankshares Inc *	1,472	98
Northeast Bank	7,248	163
Orchid Island Capital Inc, Cl A ‡	90,979	475
Orrstown Financial Services Inc	2,156	36
PCSB Financial Corp	27,285	435
Progressive Corp/The	72,179	7,137
Reliant Bancorp Inc	5,536	103
Safeguard Scientifics Inc *	15,832	101
Safety Insurance Group Inc	4,991	389
Stewart Information Services Corp	13,098	633
Timberland Bancorp Inc/WA	6,736	163
Tradeweb Markets Inc, Cl A	59,280	3,702
US Bancorp	172,500	8,037
Virtu Financial Inc, Cl A	88,552	2,229
Waterstone Financial Inc	19,067	359
White Mountains Insurance Group Ltd	2,544	2,546

		197,828

Health Care – 13.9%
AbbVie Inc	100,800	10,801
AdaptHealth Corp, Cl A *	7,321	275
Agilent Technologies Inc	14,513	1,720
Alkermes PLC *	5,544	111
Amgen Inc, Cl A	42,500	9,772
Amphastar Pharmaceuticals Inc *	18,243	367
BioDelivery Sciences International Inc *	22,324	94
Bristol-Myers Squibb Co	410,499	25,463
Cassava Sciences *(A)	20,753	142
Catabasis Pharmaceuticals Inc *	14,665	31
Cerner Corp	14,237	1,117
Chemed Corp	5,526	2,943
CryoPort Inc *	1,151	50
CVS Health Corp	246,750	16,853
Danaher Corp, Cl A	10,004	2,222
Elanco Animal Health Inc *	134,750	4,133
Eli Lilly and Co	42,653	7,202
Gilead Sciences Inc	141,500	8,244
Haemonetics Corp *	9,091	1,080

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Halozyme Therapeutics Inc *	5,980	$255
Harrow Health *	6,540	45
HCA Healthcare Inc *	29,600	4,868
HealthStream Inc *	7,683	168
Henry Schein Inc *	41,628	2,783
HMS Holdings Corp *	13,042	479
InfuSystem Holdings Inc *	2,116	40
Ionis Pharmaceuticals Inc *	32,684	1,848
Johnson & Johnson	281,182	44,252
Joint Corp/The *	18,910	497
LeMaitre Vascular Inc	1,350	55
Luminex Corp	10,556	244
Masimo Corp *	5,534	1,485
Merck & Co Inc	492,634	40,297
Mettler-Toledo International Inc *	1,336	1,523
National HealthCare Corp	2,695	179
Omnicell Inc *	1,481	178
Orthofix Medical Inc *	1,402	60
Pacira BioSciences Inc *	10,310	617
Patterson Cos Inc	8,135	241
Pfizer Inc	568,700	20,934
Phibro Animal Health Corp, Cl A	12,044	234
Premier Inc, Cl A	45,991	1,614
Prestige Consumer Healthcare Inc, Cl A *	7,289	254
Providence Service Corp/The *	2,343	325
Regeneron Pharmaceuticals Inc *	10,800	5,218
Relmada Therapeutics Inc *	1,398	45
Repro-Med Systems Inc *	5,304	32
Sanofi ADR	133,000	6,462
SeaSpine Holdings Corp *	8,831	154
SIGA Technologies Inc *	50,053	364
Stereotaxis Inc *	41,845	213
Universal Health Services Inc, Cl B *	50,500	6,944
Viatris Inc, Cl W *	70,563	1,322
Viemed Healthcare Inc *	34,170	265
Vocera Communications Inc *	9,203	382
West Pharmaceutical Services Inc	14,084	3,990
XBiotech Inc *(A)	13,747	215

		241,701

Industrials – 9.6%
3M Co	65,100	11,379
Acacia Research Corp *	6,579	26
Allison Transmission Holdings Inc	215,300	9,286
Blue Bird Corp *	7,820	143
BWX Technologies Inc, Cl W	32,790	1,977
Carrier Global Corp	66,500	2,508
CBIZ Inc *	14,707	391
CH Robinson Worldwide Inc	83,961	7,881
Copart Inc *	2,122	270
CoStar Group Inc *	8,743	8,081
CSW Industrials Inc	4,803	538

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cummins Inc	31,600	$7,177
Expeditors International of Washington Inc	81,048	7,708
Exponent Inc	2,679	241
Fastenal Co, Cl A	169,096	8,257
Federal Signal Corp	4,809	160
Forward Air Corp	5,597	430
General Dynamics Corp	43,800	6,518
Heartland Express Inc	30,990	561
Huntington Ingalls Industries Inc, Cl A	37,800	6,444
JB Hunt Transport Services Inc	20,034	2,738
Landstar System Inc	9,934	1,338
Lindsay Corp	320	41
Lockheed Martin Corp	13,700	4,863
Miller Industries Inc/TN	2,075	79
Northrop Grumman Corp	37,500	11,427
Old Dominion Freight Line Inc, Cl A	42,709	8,336
Orion Energy Systems Inc *	7,690	76
Otis Worldwide Corp	33,250	2,246
PAE Inc *	4,737	44
Parsons Corp *	12,255	446
Red Violet Inc *(A)	12,735	333
Republic Services Inc	121,200	11,672
Resources Connection Inc	3,086	39
Rollins Inc	107,178	4,187
Roper Technologies Inc	18,505	7,977
Snap-on Inc	44,000	7,530
Toro Co/The	50,964	4,833
Upwork Inc *	11,623	401
Vertiv Holdings Co, Cl A	121,763	2,273
Waste Management Inc	104,370	12,308
Watsco Inc	12,258	2,777
Werner Enterprises Inc	9,053	355
WillScot Mobile Mini Holdings, Cl A *	31,451	729

		167,024

Information Technology – 14.6%
A10 Networks Inc *	12,302	121
Acacia Communications Inc *	20,526	1,498
Agilysys Inc *	9,766	375
Amdocs Ltd	565,308	40,097
Amphenol Corp, Cl A	21,426	2,802
Arista Networks Inc *	3,994	1,161
Avnet Inc	87,000	3,055
Brightcove Inc *	9,302	171
Broadridge Financial Solutions Inc	15,213	2,331
CACI International Inc, Cl A *	27,200	6,782
Canon Inc ADR (A)	130,800	2,539
CDK Global Inc	136,700	7,085
Cisco Systems Inc	735,382	32,908
CommVault Systems Inc *	14,198	786
CSG Systems International Inc	8,252	372
DocuSign Inc, Cl A *	9,197	2,045

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
F5 Networks Inc, Cl A *	108,881	$19,157
Intel Corp	503,100	25,064
Intelligent Systems Corp *	4,001	160
International Business Machines Corp	133,800	16,843
Intevac Inc *	17,679	127
J2 Global Inc *	46,000	4,494
Jack Henry & Associates Inc	27,411	4,440
Juniper Networks Inc	456,017	10,265
MAXIMUS Inc	5,235	383
MicroStrategy Inc, Cl A *	1,384	538
Napco Security Technologies Inc *	3,160	83
NIC Inc	17,522	453
Oracle Corp, Cl B	602,380	38,968
Progress Software Corp	15,493	700
QAD Inc, Cl A	3,716	235
Qualys Inc *	2,265	276
Sapiens International	12,165	372
Seagate Technology PLC	116,500	7,242
ShotSpotter Inc *	1,430	54
SPS Commerce Inc *	6,032	655
Telenav Inc *	4,977	23
Tucows Inc, Cl A *	3,808	281
Western Union Co/The	715,900	15,707
Zoom Video Communications Inc, Cl A *	3,152	1,063
Zscaler Inc *	10,077	2,012

		253,723

Materials – 4.5%
Air Products and Chemicals Inc	4,033	1,102
AptarGroup Inc	59,933	8,204
Balchem Corp	5,137	592
Berry Global Group Inc *	134,400	7,552
Caledonia Mining (A)	5,154	82
Linde PLC	36,942	9,734
NewMarket Corp	14,102	5,617
Newmont Corp	188,400	11,283
Novagold Resources Inc *	34,366	332
Ranpak Holdings Corp, Cl A *	28,562	384
Royal Gold Inc, Cl A	12,123	1,289
Sealed Air Corp	165,200	7,564
Sensient Technologies Corp	6,142	453
Sherwin-Williams Co/The, Cl A	13,841	10,172
Silgan Holdings Inc	165,800	6,148
Sonoco Products Co	96,200	5,700
Stepan Co	2,709	323
Valvoline Inc	71,513	1,655

		78,186

Real Estate – 1.5%
Agree Realty Corp ‡	10,512	700
Brandywine Realty Trust ‡	343,400	4,090
Easterly Government Properties Inc ‡	8,722	197
Essential Properties Realty Trust Inc ‡	19,212	407

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Extra Space Storage Inc ‡	12,658	$1,467
Forestar Group Inc *‡	5,874	118
Gladstone Land Corp ‡	8,197	120
Healthcare Realty Trust Inc ‡	18,872	559
Innovative Industrial Properties Inc, Cl A ‡	4,375	801
Iron Mountain Inc ‡	146,700	4,325
Piedmont Office Realty Trust, Cl A ‡	273,000	4,431
PS Business Parks Inc ‡	2,501	332
St Joe Co/The ‡	19,963	847
Terreno Realty Corp ‡	9,292	544
VEREIT ‡	181,500	6,859

		25,797

Utilities – 6.1%
American States Water Co	2,085	166
Artesian Resources Corp, Cl A	2,902	108
Atlantic Power Corp *	112,626	237
Atmos Energy Corp	46,768	4,463
Cadiz Inc *(A)	36,397	388
California Water Service Group, Cl A	5,294	286
Chesapeake Utilities Corp	5,641	610
DTE Energy Co	89,500	10,866
Entergy Corp	176,000	17,572
Evergy Inc	316,600	17,574
Exelon Corp	520,300	21,967
Genie Energy Ltd, Cl B	13,918	100
Global Water Resources	4,748	68
Hawaiian Electric Industries Inc	132,783	4,699
MDU Resources Group Inc	43,730	1,152
MGE Energy Inc	4,830	338
National Fuel Gas Co	78,800	3,241
ONE Gas Inc	570	44
Ormat Technologies Inc	10,373	937
Portland General Electric Co	156,200	6,681
Public Service Enterprise Group Inc	233,342	13,604
Pure Cycle Corp *	15,652	176
Southwest Gas Holdings Inc	4,052	246
Spark Energy Inc, Cl A	11,425	109
Spire	5,701	365

		105,997

Total Common Stock (Cost $1,466,002) ($ Thousands)		1,723,903

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP – 0.3%
SEI Liquidity Fund, L.P. 0.080% **†(B)	4,815,452	$4,816

Total Affiliated Partnership (Cost $4,817) ($ Thousands)		4,816

CASH EQUIVALENT – 0.4%
SEI Daily Income Trust, Government Fund,
Cl F 0.010%**†	7,065,367	7,065

Total Cash Equivalent (Cost $7,065) ($ Thousands)		7,065

Total Investments in Securities – 100.1% (Cost $1,477,884) ($ Thousands)		$1,735,784

A list of the open futures contracts held by the Fund at December 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	14	Mar-2021	$2,572	$2,624	$52

Percentages are based on Net Assets of $1,733,414 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2020. The total market value of securities on loan at December 31, 2020 was $4,706 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2020 was $4,816 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

L.P. – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

S&P – Standard & Poor’s

The following is a list of the level of inputs used as of December 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,723,903	–	–	1,723,903
Affiliated Partnership	–	4,816	–	4,816
Cash Equivalent	7,065	–	–	7,065

Total Investments in Securities	1,730,968	4,816	–	1,735,784

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	52	–	–	52

Total Other Financial Instruments	52	–	–	52

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

U.S. Managed Volatility Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$13,094	$19,005	$(27,281)	$(1)	$(1)	$4,816	4,815,452	$18	$–
SEI Daily Income Trust, Government Fund, Cl F	31,666	66,420	(91,021)	–	–	7,065	7,065,367	1	–

Totals	$44,760	$85,425	$(118,302)	$(1)	$(1)	$11,881		$19	$–

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 98.7%
Australia – 1.8%
AusNet Services	101,243	$137
Coles Group Ltd	237,342	3,322
Evolution Mining Ltd	1,222,201	4,706
Newcrest Mining Ltd	461,027	9,172
Regis Resources Ltd	708,148	2,044

		19,381

Austria – 0.1%
Agrana Beteiligungs AG	9,646	191
EVN AG	9,536	207
Oberbank AG	81	8
Telekom Austria AG, Cl A	44,848	348

		754

Belgium – 0.3%
Elia System Operator SA/NV	6,372	761
Etablissements Franz Colruyt	45,437	2,698

		3,459

Bermuda – 0.2%

RenaissanceRe Holdings Ltd	14,365	2,382

Canada – 3.5%
Alimentation Couche-Tard Inc, Cl B	169,800	5,782
BCE Inc	145,249	6,217
Centerra Gold Inc	370,402	4,285
Dundee Precious Metals Inc	18,691	134
Empire Co Ltd, Cl A	103,812	2,835
George Weston Ltd	90,021	6,718
Hydro One Ltd	59,100	1,329
Kirkland Lake Gold Ltd	6,400	264
Loblaw Cos Ltd	135,926	6,701
Metro Inc/CN, Cl A	27,200	1,213
North West Co Inc/The (A)	32,600	830
Osisko Gold Royalties Ltd	11,240	142
Torex Gold Resources Inc *	28,674	430
Wheaton Precious Metals Corp	3,800	159

		37,039

Denmark – 1.2%
Coloplast A/S, Cl B	31,152	4,743
Novo Nordisk A/S, Cl B	113,311	7,879
Schouw & Co A/S	497	50

		12,672

Finland – 0.1%
Kesko Oyj, Cl B	30,332	783
Orion Oyj, Cl B	1,100	51

		834

France – 1.2%
ABC arbitrage	3,270	29
Carrefour SA	286,632	4,930
Danone SA	19,362	1,276
L’Oreal SA	1,499	571

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Orange SA	150,719	$1,797
Sanofi	41,897	4,059
Vivendi SA	2,518	81

		12,743

Germany – 1.4%
Deutsche Telekom AG	515,681	9,486
Henkel AG & Co KGaA	14,619	1,412
Knorr-Bremse AG	23,180	3,174
McKesson Europe AG	874	28
Scout24	7,717	635

		14,735

Hong Kong – 1.7%
CITIC Telecom International Holdings	317,000	100
CLP Holdings Ltd, Cl B	869,156	8,037
HK Electric Investments & HK Electric Investments Ltd	1,036,500	1,020
HKT Trust & HKT Ltd	3,509,000	4,553
Langham Hospitality Investments and Langham Hospitality Investments Ltd ‡	425,500	56
Miramar Hotel & Investment	49,000	82
PCCW Ltd	904,000	544
Regal Hotels International Holdings Ltd	226,000	80
VTech Holdings Ltd	58,569	454
WH Group Ltd	3,363,000	2,819

		17,745

Israel – 0.5%
Bank Leumi Le-Israel BM	458,568	2,699
Bezeq The Israeli Telecommunication Corp Ltd *	557,025	555
Isracard Ltd	5	–
Nice Ltd *	1,400	392
Radware Ltd *	17,279	480
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	3,823	268
Shufersal Ltd	54,026	417

		4,811

Italy – 0.5%
A2A SpA	879,574	1,409
Hera SpA	610,015	2,236
Iren SpA	469,415	1,226
Orsero SpA *	4,244	33

		4,904

Japan – 11.1%
Aeon Hokkaido Corp	41,700	395
Ahjikan Co Ltd	2,176	17
Araya Industrial Co Ltd	2,600	30
Arcs Co Ltd	23,400	526
Atsugi Co Ltd *	11,750	57
Axial Retailing	5,200	253
Belc Co Ltd	2,200	133

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Calbee Inc	33,400	$1,007
Can Do Co Ltd	9,100	167
Cawachi Ltd	18,000	513
C’BON COSMETICS Co Ltd *	1,100	20
Chugoku Electric Power Co Inc/The	27,792	326
Cosmos Pharmaceutical Corp	20,600	3,330
Create Medic Co Ltd	5,677	54
Create SD Holdings Co Ltd	5,600	210
DCM Holdings Co Ltd	44,000	503
DyDo Group Holdings Inc	24,990	1,298
Earth Chemical	17,800	1,005
FALCO HOLDINGS Co Ltd	2,200	35
Fujicco	9,000	175
Fujiya Co Ltd	15,600	355
Heiwado	7,300	157
Hitachi Ltd	569	22
Hokkaido Gas Co Ltd	5,200	78
Hokuto Corp	28,200	570
Itochu-Shokuhin Co Ltd	2,003	107
Itoham Yonekyu Holdings	20,500	134
Japan Oil Transportation Co Ltd	2,100	54
Japan Tobacco Inc	370,300	7,544
Kaken Pharmaceutical Co Ltd	5,200	201
Kakiyasu Honten Co Ltd	6,931	175
Kamigumi Co Ltd	54,900	1,002
Kato Sangyo Co Ltd	29,100	985
KDDI Corp	330,800	9,834
Kewpie Corp	5,400	119
King Jim Co Ltd	13,600	111
Kyokuyo Co Ltd	5,100	146
KYORIN Holdings Inc	104,700	1,971
Life Corp	14,500	502
Lion Corp	140,400	3,404
Marubeni Corp	36,900	246
Maxvalu Tokai	1,600	40
McDonald’s Holdings Co Japan Ltd	3,300	160
Medipal Holdings Corp	41,800	785
MEIJI Holdings Co Ltd	11,800	830
Ministop Co Ltd	10,600	145
Mitsubishi Shokuhin Co Ltd	14,800	411
Miyoshi Oil & Fat Co Ltd	16,300	193
Mochida Pharmaceutical Co Ltd	6,100	233
Morozoff Ltd	600	34
Musashi Co Ltd	2,400	47
Natori Co Ltd	500	9
Nihon Chouzai Co Ltd	9,800	142
Nintendo Co Ltd	23,300	14,869
Nippn	103,234	1,612
Nippon BS Broadcasting Corp	1,700	18
Nippon Kanzai Co Ltd	5,106	103
Nippon Telegraph & Telephone Corp	397,200	10,150
Nipro	16,800	198

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nisshin Oillio Group Ltd/The	26,752	$787
Nissin Foods Holdings Co Ltd	10,500	900
Nissui Pharmaceutical Co Ltd	1,600	15
NJS Co Ltd	2,600	51
Okinawa Cellular Telephone Co	800	35
Okinawa Electric Power Co Inc/The	58,717	788
Okuwa	7,100	89
Oracle Corp Japan *	28,700	3,742
OUG Holdings Inc	2,818	79
San Holdings Inc	3,800	46
San-A Co Ltd, Cl A	6,400	271
Seven & i Holdings Co Ltd	130,300	4,621
Showa Sangyo Co Ltd	13,000	384
SKY Perfect JSAT Holdings Inc	20,400	101
Softbank Corp	1,256,800	15,740
ST Corp	4,400	83
Step Co Ltd	4,400	68
Sugi Holdings Co Ltd	33,900	2,268
Sundrug Co Ltd	59,200	2,364
Toho Holdings Co Ltd	47,700	839
Toyo Suisan Kaisha Ltd	29,700	1,446
Trend Micro Inc/Japan *(A)	27,900	1,608
Tsuruha Holdings Inc	32,900	4,677
Unicafe Inc *	6,400	67
Unicharm Corp	69,100	3,277
United Super Markets Holdings Inc	91,700	1,004
Valor Holdings Co Ltd	19,500	499
Vital KSK Holdings Inc	72,000	567
Welcia Holdings Co Ltd	70,000	2,641
Wowow Inc	7,424	204
Yamatane Corp	2,200	29
Yaoko Co Ltd	6,100	425
Yashima Denki Co Ltd	713	7
ZERIA Pharmaceutical	2,600	48

		117,520

Netherlands – 1.2%
Koninklijke Ahold Delhaize NV	444,731	12,595

New Zealand – 0.9%
Argosy Property Ltd ‡	96,494	110
Contact Energy Ltd	524,465	3,365
EBOS Group Ltd	8,368	173
Fisher & Paykel Healthcare Corp Ltd	78,811	1,871
Goodman Property Trust ‡	15,278	26
Mainfreight Ltd	1,532	77
Mercury NZ Ltd	70,398	331
Property for Industry Ltd ‡	51,973	110
Sanford Ltd/NZ	10,470	39
Spark New Zealand Ltd	715,519	2,421
Stride Property Group ‡	35,836	61
Trustpower Ltd (A)	30,153	171
Vector Ltd	94,500	289

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Warehouse Group Ltd/The *	38,887	$77

		9,121

Norway – 1.5%
Orkla ASA	1,210,163	12,314
Telenor ASA	202,726	3,469

		15,783

Portugal – 0.1%

REN - Redes Energeticas Nacionais SGPS SA	426,813	1,237

Singapore – 0.4%
Dairy Farm International Holdings Ltd	36,600	152
Fraser and Neave Ltd	20,400	23
Sheng Siong Group Ltd	794,374	932
Singapore Exchange Ltd	258,897	1,818
Venture Corp Ltd	56,480	830

		3,755

Spain – 0.6%
Ebro Foods SA	2,606	60
Endesa SA (A)	90,221	2,474
Iberdrola SA	69,435	994
Red Electrica Corp SA (A)	138,940	2,856

		6,384

Sweden – 1.8%
Axfood AB	327,941	7,670
Essity AB, Cl B	64,366	2,076
Evolution Gaming Group	1,293	132
ICA Gruppen AB	175,382	8,787

		18,665

Switzerland – 5.4%
AEVIS VICTORIA SA *	1,870	26
Allreal Holding AG, Cl A ‡	17,557	4,084
BKW AG	11,715	1,328
Chocoladefabriken Lindt & Spruengli AG	258	2,523
Emmi	37	38
Intershop Holding AG ‡	68	48
Logitech International SA	38,176	3,753
Nestle SA	68,522	8,091
Novartis AG	102,623	9,723
Orior AG	2,876	246
Plazza AG ‡	133	46
PSP Swiss Property AG ‡	13,284	1,782
Roche Holding AG	29,133	10,212
Schindler Holding AG	8,925	2,443
Sonova Holding AG *	11,434	2,983
Swisscom AG	18,237	9,866
TX Group AG *	491	39
Varia US Properties AG ‡	560	25

		57,256

United Kingdom – 3.1%
Alkermes PLC *	4,362	87

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Britvic PLC	250,253	$2,777
Fresnillo	186,012	2,872
Genus	3,579	205
GlaxoSmithKline PLC	408,444	7,493
J Sainsbury PLC	1,021,632	3,149
Liberty Global PLC, Cl C *	267,439	6,325
STERIS PLC	17,631	3,342
Tate & Lyle PLC	211,095	1,946
Unilever PLC	23,783	1,428
Wm Morrison Supermarkets PLC	1,362,033	3,302

		32,926

United States – 60.1%

Communication Services – 3.6%
AT&T Inc	436,580	12,556
ATN International Inc	4,661	195
Fox Corp	104,979	3,046
John Wiley & Sons Inc, Cl A	21,827	997
New York Times Co/The, Cl A	7,980	413
News Corp, Cl A	46,819	841
Omnicom Group Inc	38,133	2,378
Scholastic Corp, Cl B	53,176	1,329
Telephone and Data Systems Inc	73,980	1,374
Verizon Communications Inc	253,555	14,896

		38,025

Consumer Discretionary – 3.5%
Acushnet Holdings Corp	19,305	782
AutoZone Inc *	3,483	4,129
Chewy, Cl A *	37,213	3,345
Dollar General Corp	47,831	10,059
Dollar Tree Inc *	5,147	556
Domino’s Pizza Inc	5,599	2,147
Genuine Parts Co	22,913	2,301
Graham Holdings Co, Cl B	813	434
Haverty Furniture Cos Inc	2,782	77
Johnson Outdoors Inc, Cl A	2,547	287
Pool Corp	4,547	1,694
Target Corp, Cl A	61,414	10,841

		36,652

Consumer Staples – 14.3%
Archer-Daniels-Midland Co	29,351	1,480
BJ’s Wholesale Club Holdings Inc *	26,592	991
Campbell Soup Co	48,710	2,355
Casey’s General Stores Inc	42,324	7,560
Central Garden & Pet Co, Cl A *	31,687	1,151
Church & Dwight Co Inc	119,195	10,397
Clorox Co/The	48,861	9,866
Colgate-Palmolive Co	145,328	12,427
Costco Wholesale Corp	36,682	13,821
Flowers Foods Inc	143,614	3,250
General Mills Inc	157,647	9,270

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Herbalife Nutrition Ltd *	13,152	$632
Hershey Co/The	13,773	2,098
Hormel Foods Corp	48,314	2,252
Ingles Markets Inc, Cl A	4,921	210
J M Smucker Co/The	21,522	2,488
John B Sanfilippo & Son Inc	10,031	791
Kellogg Co	36,286	2,258
Keurig Dr Pepper Inc	24,170	774
Kimberly-Clark Corp	87,806	11,839
Kroger Co/The	323,459	10,273
Lancaster Colony Corp	21,609	3,970
McCormick & Co Inc/MD	12,566	1,201
Nu Skin Enterprises Inc, Cl A	1,953	107
Oil-Dri Corp of America	877	30
PepsiCo Inc	50,953	7,556
Philip Morris International Inc	7,140	591
Procter & Gamble Co/The	61,172	8,512
Reynolds Consumer Products Inc	7,762	233
Spectrum Brands Holdings Inc	5,396	426
Sprouts Farmers Market Inc *	57,204	1,150
Tyson Foods Inc, Cl A	14,457	932
USANA Health Sciences Inc *	34,304	2,645
Village Super Market Inc, Cl A	1,246	28
Walgreens Boots Alliance Inc	59,362	2,367
Walmart Inc	80,722	11,636
WD-40 Co	12,580	3,342
Weis Markets Inc	5,466	261

		151,170

Energy – 0.0%

Cabot Oil & Gas Corp	7,805	127

Financials – 1.9%
1st Source Corp	1,508	61
American Business Bank *	1,245	40
BankFinancial Corp	10,739	94
Bankwell Financial Group Inc	905	18
Berkshire Hathaway Inc, Cl B *	27,381	6,349
BlackRock TCP Capital Corp	107,151	1,204
Camden National Corp	1,484	53
Cboe Global Markets Inc	54,036	5,032
CBTX Inc	4,677	119
Central Pacific Financial Corp	47,503	903
Columbia Financial Inc *	28,014	436
Commerce Bancshares Inc/MO	396	26
ESSA Bancorp Inc	1,559	23
Fidus Investment Corp (A)	5,409	71
Flagstar Bancorp Inc	5,755	235
Great Southern Bancorp Inc	2,430	119
HarborOne Bancorp Inc	40,648	441
HBT Financial Inc	1,681	26
HomeTrust Bancshares Inc	9,115	176
Independent Bank Corp/MI	21,001	388

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kearny Financial Corp/MD	45,584	$481
Macatawa Bank Corp	3,961	33
Meridian Bancorp Inc	19,197	286
Northwest Bancshares Inc	70,745	901
PCB Bancorp	4,263	43
Sixth Street Specialty Lending Inc	4,114	85
Solar Capital Ltd	5,619	98
Solar Senior Capital Ltd	1,301	19
Stock Yards Bancorp Inc	2,184	88
Territorial Bancorp Inc	3,073	74
TriCo Bancshares	5,460	193
Trustmark Corp	36,740	1,003
Washington Federal Inc	25,551	658
Waterstone Financial Inc	33,141	624
Westamerica BanCorp	3,138	174

		20,574

Health Care – 16.4%
AbbVie Inc	38,791	4,157
Agilent Technologies Inc	43,076	5,104
Amgen Inc, Cl A	31,630	7,273
Biogen Inc *	23,860	5,842
Bio-Rad Laboratories Inc, Cl A *	7,795	4,544
Bristol-Myers Squibb Co	6,365	395
Cerner Corp	94,334	7,403
Chemed Corp	22,030	11,733
Computer Programs and Systems Inc *	16,097	432
CVS Health Corp	61,171	4,178
Danaher Corp, Cl A	732	163
DaVita Inc *	5,607	658
Eagle Pharmaceuticals Inc/DE *	6,631	309
Eli Lilly and Co	50,581	8,540
Enanta Pharmaceuticals Inc *	8,886	374
Encompass Health Corp	86,295	7,136
Gilead Sciences Inc	125,562	7,315
HealthStream Inc *	3,325	73
Henry Schein Inc *	54,209	3,624
Hologic Inc *	3,973	289
Humana Inc	13,316	5,463
Johnson & Johnson	79,844	12,566
Luminex Corp	23,238	537
Merck & Co Inc	142,197	11,632
Mettler-Toledo International Inc *	5,218	5,947
National HealthCare Corp	13,824	918
Orthofix Medical Inc *	23,077	992
PerkinElmer Inc	69,028	9,906
Pfizer Inc	208,180	7,663
Phibro Animal Health Corp, Cl A	15,377	299
Prestige Consumer Healthcare Inc, Cl A *	42,441	1,480
Quest Diagnostics Inc	33,711	4,017
Regeneron Pharmaceuticals Inc *	4,303	2,079
Thermo Fisher Scientific Inc	16,024	7,464

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Therapeutics Corp *	48,976	$7,434
Universal Health Services Inc, Cl B *	49,247	6,771
Vertex Pharmaceuticals Inc *	6,076	1,436
Waters Corp *	28,370	7,019

		173,165

Industrials – 4.5%
A O Smith Corp	33,370	1,829
Brady Corp, Cl A	26,313	1,390
CH Robinson Worldwide Inc	42,994	4,036
Ennis Inc	18,421	329
Expeditors International of Washington Inc	88,099	8,379
JB Hunt Transport Services Inc	29,639	4,050
Knight-Swift Transportation Holdings Inc, Cl A	34,266	1,433
Lennox International Inc	6,103	1,672
Lockheed Martin Corp	13,635	4,840
Northrop Grumman Corp	16,317	4,972
Old Dominion Freight Line Inc, Cl A	1,688	329
Republic Services Inc	60,200	5,797
Robert Half International Inc	42,300	2,643
TrueBlue Inc *	16,835	315
Waste Management Inc	42,651	5,030

		47,044

Information Technology – 10.7%
ADTRAN Inc	36,255	535
Amdocs Ltd	81,060	5,750
Arista Networks Inc *	11,746	3,413
Arrow Electronics Inc, Cl A *	17,228	1,676
Calix Inc *	40,549	1,207
CDK Global Inc	7,117	369
Check Point Software Technologies Ltd *	63,809	8,481
Ciena Corp *	71,240	3,765
Cisco Systems Inc	221,897	9,930
Citrix Systems Inc	65,785	8,559
CommVault Systems Inc *	31,415	1,739
CSG Systems International Inc	14,167	638
Daktronics Inc *	10,459	49
EchoStar Corp, Cl A *	26,992	572
EMCORE Corp *	5,459	30
F5 Networks Inc, Cl A *	55,477	9,761
Intuit Inc	22,497	8,545
J2 Global Inc *	39,631	3,871
Juniper Networks Inc	366,962	8,260
MAXIMUS Inc	8,172	598
Microsoft Corp	39,057	8,687
MicroStrategy Inc, Cl A *	1,110	431
Motorola Solutions Inc	29,346	4,991
NETGEAR Inc *	37,227	1,513
NetScout Systems Inc *	67,876	1,861
NortonLifeLock Inc	111,337	2,314
Oracle Corp, Cl B	142,368	9,210

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Progress Software Corp	42,336	$1,913
QAD Inc, Cl A	9,855	623
Sykes Enterprises Inc *	28,022	1,056
Synopsys Inc *	891	231
Ubiquiti Inc	1,682	468
Viavi Solutions Inc *	115,475	1,729

		112,775

Materials – 2.9%
AptarGroup Inc	7,714	1,056
Kaiser Aluminum Corp	11,824	1,169
Materion Corp	36,480	2,325
Newmont Corp	144,719	8,667
Reliance Steel & Aluminum Co	57,596	6,897
Royal Gold Inc, Cl A	68,993	7,338
Silgan Holdings Inc	87,337	3,239

		30,691

Real Estate – 0.5%

Extra Space Storage Inc ‡	42,160	4,885

Utilities – 1.8%
Alliant Energy Corp	114,194	5,885
American Electric Power Co Inc	32,389	2,697
Consolidated Edison Inc	28,685	2,073
Hawaiian Electric Industries Inc	143,007	5,061
Otter Tail Corp	1,428	61
Public Service Enterprise Group Inc	46,951	2,737

		18,514

		633,622

Total Common Stock (Cost $923,426) ($ Thousands)		1,040,323

PREFERRED STOCK – 0.8%

Germany – 0.8%
Henkel AG & Co KGaA (B)	73,963	8,347

Total Preferred Stock (Cost $7,680) ($ Thousands)		8,347

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP – 0.6%
SEI Liquidity Fund, L.P. 0.080% **†(C)	6,303,501	$6,305

Total Affiliated Partnership (Cost $6,305) ($ Thousands)		6,305

Total Investments in Securities – 100.1% (Cost $937,411) ($ Thousands)		$1,054,975

A list of the open forward foreign currency contracts held by the Fund at December 31, 2020 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	01/11/21	USD	110	SGD	146	$1
Brown Brothers Harriman	01/11/21	USD	223	NZD	314	3
Brown Brothers Harriman	01/11/21	USD	65	NZD	90	–
Brown Brothers Harriman	01/11/21	USD	186	DKK	1,135	1
Brown Brothers Harriman	01/11/21	USD	181	DKK	1,095	–
Brown Brothers Harriman	01/11/21	USD	415	HKD	3,221	–
Brown Brothers Harriman	01/11/21	USD	477	NOK	4,130	5
Brown Brothers Harriman	01/11/21	USD	138	NOK	1,180	–
Brown Brothers Harriman	01/11/21	USD	669	SEK	5,579	10
Brown Brothers Harriman	01/11/21	USD	176	SEK	1,441	–
Brown Brothers Harriman	01/11/21	USD	533	CAD	683	3
Brown Brothers Harriman	01/11/21	USD	376	CAD	478	(1)
Brown Brothers Harriman	01/11/21	USD	993	AUD	1,309	17
Brown Brothers Harriman	01/11/21	USD	6	AUD	8	–
Brown Brothers Harriman	01/11/21	USD	1,086	GBP	806	16
Brown Brothers Harriman	01/11/21	USD	726	CHF	644	3
Brown Brothers Harriman	01/11/21	USD	647	CHF	571	–
Brown Brothers Harriman	01/11/21	USD	1,046	EUR	860	7
Brown Brothers Harriman	01/11/21	USD	1,024	EUR	834	(3)
Brown Brothers Harriman	01/11/21	SGD	12	USD	9	–
Brown Brothers Harriman	01/11/21	SGD	2,564	USD	1,919	(21)
Brown Brothers Harriman	01/11/21	NZD	14	USD	10	–
Brown Brothers Harriman	01/11/21	NZD	5,548	USD	3,913	(82)
Brown Brothers Harriman	01/11/21	GBP	25	USD	34	–
Brown Brothers Harriman	01/11/21	GBP	9,206	USD	12,338	(246)
Brown Brothers Harriman	01/11/21	AUD	16,191	USD	12,086	(408)
Brown Brothers Harriman	01/11/21	CAD	59	USD	46	–
Brown Brothers Harriman	01/11/21	CAD	20,885	USD	16,314	(81)
Brown Brothers Harriman	01/11/21	CHF	141	USD	159	–
Brown Brothers Harriman	01/11/21	CHF	24,448	USD	27,498	(169)
Brown Brothers Harriman	01/11/21	EUR	585	USD	716	–
Brown Brothers Harriman	01/11/21	EUR	29,216	USD	35,331	(421)
Brown Brothers Harriman	01/11/21	DKK	769	USD	126	–
Brown Brothers Harriman	01/11/21	DKK	38,442	USD	6,246	(75)

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	01/11/21	HKD	70,415	USD	9,083	$1
Brown Brothers Harriman	01/11/21	HKD	422	USD	54	–
Brown Brothers Harriman	01/11/21	NOK	168	USD	20	–
Brown Brothers Harriman	01/11/21	NOK	72,372	USD	8,213	(241)
Brown Brothers Harriman	01/11/21	SEK	573	USD	70	–
Brown Brothers Harriman	01/11/21	SEK	96,602	USD	11,388	(377)
Brown Brothers Harriman	01/12/21	USD	2,684	JPY	278,067	10
Brown Brothers Harriman	01/12/21	USD	934	JPY	96,097	(3)
Brown Brothers Harriman	01/12/21	JPY	38,276	USD	371	–
Brown Brothers Harriman	01/12/21	JPY	6,154,265	USD	59,105	(513)

						$(2,564)

Percentages are based on Net Assets of $1,053,737 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2020. The total market value of securities on loan at December 31, 2020 was $6,304 ($ Thousands).
(B)	There is currently no rate available.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2020 was $6,305 ($ Thousands).

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

Cl – Class

DKK – Danish Krone

EUR – Euro

GBP – British Pound Sterling

HKD – Hong Kong Dollar

JPY – Japanese Yen

L.P. – Limited Partnership

Ltd. – Limited

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLC – Public Limited Company

SGD – Singapore Dollar

SEK – Swedish Krona

USD – U.S. Dollar

The following is a list of the level of inputs used as of December 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,040,190	133	–	1,040,323
Preferred Stock	8,347	–	–	8,347
Affiliated Partnership	–	6,305	–	6,305

Total Investments in Securities	1,048,537	6,438	–	1,054,975

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Forwards Contracts*
Unrealized Appreciation	–	78	–	78
Unrealized Depreciation	–	(2,642)	–	(2,642)

Total Other Financial Instruments	–	(2,564)	–	(2,564)

*Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Global Managed Volatility Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/20	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$11,893	$16,485	$(22,073)	$(1)	$1	$6,305	6,303,501	$19	$–
SEI Daily Income Trust, Government Fund, Cl F	15,236	41,818	(57,054)	–	–	–	–	–	–

Totals	$27,129	$58,303	$(79,127)	$(1)	$1	$6,305		$19	$–

Amounts designated as “–” are $0 or have been rounded to $0.

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 97.8%
Communication Services – 5.7%
Activision Blizzard Inc	40,408	$3,752
Alphabet Inc, Cl A *	520	911
Comcast Corp, Cl A	15,400	807
Fox Corp	83,711	2,438
John Wiley & Sons Inc, Cl A	55,784	2,547
Madison Square Garden Entertainment Corp *	16,384	1,721
Madison Square Garden Sports Corp *	8,586	1,581
New York Times Co/The, Cl A	79,939	4,138
NTT DOCOMO Inc ADR	130,100	4,815
Quebecor Inc, Cl B	40,500	1,041
SK Telecom Co Ltd ADR	129,800	3,177
Take-Two Interactive Software Inc, Cl A *	14,286	2,969
TELUS Corp	160,200	3,170
T-Mobile US Inc *	34,463	4,647
Verizon Communications Inc	255,551	15,014
Zynga Inc, Cl A *	305,868	3,019

		55,747

Consumer Discretionary – 6.0%
Amazon.com Inc, Cl A *	210	684
AutoZone Inc *	10,000	11,854
Darden Restaurants Inc	15,105	1,799
Dick’s Sporting Goods Inc	34,895	1,962
Dollar General Corp	8,848	1,861
Dollar Tree Inc *	24,400	2,636
eBay Inc	140,400	7,055
frontdoor Inc *	39,623	1,990
Graham Holdings Co, Cl B	4,037	2,153
McDonald’s Corp	26,822	5,755
Ollie’s Bargain Outlet Holdings Inc *	28,330	2,317
Target Corp, Cl A	68,000	12,004
Toyota Motor Corp ADR	38,500	5,951

		58,021

Consumer Staples – 14.2%
Altria Group Inc	145,146	5,951
Bunge Ltd	11,344	744
Church & Dwight Co Inc	67,706	5,906
Clorox Co/The	23,930	4,832
Coca-Cola Co/The	63,107	3,461
Coca-Cola European Partners PLC	49,400	2,461
Colgate-Palmolive Co	41,207	3,523
Costco Wholesale Corp	21,538	8,115
General Mills Inc	18,666	1,097
Hershey Co/The	33,341	5,079
Hormel Foods Corp	71,722	3,343
J M Smucker Co/The	23,708	2,741
Kimberly-Clark Corp	20,683	2,789
Kraft Heinz Co/The	129,800	4,499
Kroger Co/The	426,103	13,533
Lamb Weston Holdings Inc	28,333	2,231

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
McCormick & Co Inc/MD	79,237	$7,575
Metro Inc/CN, Cl A	58,400	2,604
PepsiCo Inc	56,305	8,350
Procter & Gamble Co/The	12,577	1,750
Sanderson Farms Inc	20,200	2,670
Sysco Corp, Cl A	2,366	176
Tyson Foods Inc, Cl A	183,000	11,792
Walmart Inc	225,208	32,464

		137,686

Energy – 0.2%
Williams Cos Inc/The	118,404	2,374

Financials – 10.6%
Aflac Inc	112,800	5,016
Allstate Corp/The	65,446	7,195
American Financial Group Inc/OH	41,500	3,636
Assurant Inc	10,566	1,439
Bank of America Corp	7,089	215
Bank of Hawaii Corp	6,661	511
Berkshire Hathaway Inc, Cl B *	64,800	15,025
Cboe Global Markets Inc	48,690	4,534
Chubb Ltd	12,399	1,909
Cullen/Frost Bankers Inc	10,482	914
Everest Re Group Ltd	39,096	9,152
Hanover Insurance Group Inc/The, Cl A	30,133	3,523
LPL Financial Holdings Inc	11,409	1,189
MarketAxess Holdings Inc	5,642	3,219
MGIC Investment Corp	141,647	1,778
Morningstar Inc, Cl A	21,864	5,063
National Bank of Canada	54,700	3,076
Progressive Corp/The	115,800	11,450
RenaissanceRe Holdings Ltd	31,431	5,212
TFS Financial Corp	146,062	2,575
Travelers Cos Inc/The	83,472	11,717
US Bancorp	33,210	1,547
White Mountains Insurance Group Ltd	2,847	2,849

		102,744

Health Care – 19.6%
AbbVie Inc	53,300	5,711
ABIOMED Inc *	10,381	3,365
Alexion Pharmaceuticals Inc *	28,199	4,406
AmerisourceBergen Corp, Cl A	14,727	1,440
Amgen Inc, Cl A	16,800	3,863
Anthem Inc	44,047	14,143
AstraZeneca PLC ADR	93,200	4,659
Baxter International Inc	42,324	3,396
Bio-Rad Laboratories Inc, Cl A *	3,640	2,122
Bluebird Bio Inc *	28,063	1,214
Bristol-Myers Squibb Co	140,025	8,686
Chemed Corp	1,680	895
Covetrus Inc *	161,708	4,647

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CVS Health Corp	31,417	$2,146
Eli Lilly and Co	95,629	16,146
Gilead Sciences Inc	23,216	1,352
Hill-Rom Holdings Inc	7,580	743
Humana Inc	30,752	12,617
Johnson & Johnson	169,533	26,681
McKesson Corp	8,957	1,558
Merck & Co Inc	247,609	20,254
Mettler-Toledo International Inc *	3,168	3,610
Pfizer Inc	597,905	22,009
Premier Inc, Cl A	29,529	1,036
Quest Diagnostics Inc	50,752	6,048
Reata Pharmaceuticals Inc, Cl A *	1,114	138
UnitedHealth Group Inc	35,650	12,502
Viatris Inc, Cl W *	74,264	1,392
Zoetis Inc, Cl A	18,364	3,039

		189,818

Industrials – 9.0%
Allison Transmission Holdings Inc	56,275	2,427
Carrier Global Corp	50,700	1,912
CH Robinson Worldwide Inc	33,696	3,163
Cummins Inc	23,200	5,269
EMCOR Group Inc	13,365	1,222
General Dynamics Corp	30,100	4,480
L3Harris Technologies Inc	26,704	5,048
Landstar System Inc	11,414	1,537
Lockheed Martin Corp	23,421	8,314
Northrop Grumman Corp	37,681	11,482
Quanta Services Inc	37,697	2,715
Raytheon Technologies Corp	135,100	9,661
Republic Services Inc	146,100	14,069
Schneider National Inc, Cl B	64,278	1,331
Waste Management Inc	124,467	14,678

		87,308

Information Technology – 19.1%
Amdocs Ltd	227,100	16,108
Apple Inc	303,048	40,211
Atlassian Corp PLC, Cl A *	15,315	3,582
Automatic Data Processing Inc	14,065	2,478
Ciena Corp *	22,463	1,187
Cisco Systems Inc	306,400	13,711
Citrix Systems Inc	58,471	7,607
CSG Systems International Inc	37,600	1,695
DocuSign Inc, Cl A *	18,481	4,108
F5 Networks Inc, Cl A *	24,793	4,362
Intel Corp	307,300	15,310
Jack Henry & Associates Inc	10,939	1,772
Marvell Technology Group Ltd	26,348	1,253
Microsoft Corp	85,745	19,071
Motorola Solutions Inc	87,963	14,959
NetApp Inc	46,295	3,067

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NortonLifeLock Inc	173,514	$3,606
Oracle Corp, Cl B	176,000	11,386
Qorvo Inc *	31,332	5,210
Seagate Technology PLC	63,600	3,953
Synopsys Inc *	41,600	10,784

		185,420

Materials – 3.6%
AptarGroup Inc	6,262	857
Avery Dennison Corp	31,600	4,902
Axalta Coating Systems Ltd *	79,039	2,257
Corteva Inc	84,619	3,276
Newmont Corp	104,979	6,287
Royal Gold Inc, Cl A	13,377	1,423
Sealed Air Corp	136,300	6,241
Silgan Holdings Inc	110,800	4,109
Sonoco Products Co	98,300	5,824

		35,176

Real Estate – 0.3%
Equity LifeStyle Properties Inc ‡	29,390	1,862
SBA Communications Corp, Cl A ‡	4,204	1,186

		3,048

Utilities – 9.5%
Ameren Corp	74,283	5,798
American Electric Power Co Inc	76,728	6,389
Consolidated Edison Inc	32,000	2,313
DTE Energy Co	38,099	4,626
Duke Energy Corp	41,536	3,803
Entergy Corp	119,200	11,901
Eversource Energy	83,105	7,189
Exelon Corp	227,300	9,597
National Fuel Gas Co	21,422	881
NextEra Energy Inc	127,764	9,857
Pinnacle West Capital Corp	48,930	3,912
Portland General Electric Co	73,374	3,138
Public Service Enterprise Group Inc	183,544	10,701
Southern Co/The	83,686	5,141
WEC Energy Group Inc	77,148	7,100

		92,346

Total Common Stock (Cost $510,305) ($ Thousands)		949,688

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Managed Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT – 2.4%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	22,970,721	$22,971

Total Cash Equivalent (Cost $22,971) ($ Thousands)		22,971

Total Investments in Securities – 100.2% (Cost $533,276) ($ Thousands)		$972,659

A list of the open futures contracts held by the Fund at December 31, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	70	Mar-2021	$12,888	$13,121	$233

			$12,888	$13,121	$233

Percentages are based on Net Assets of $970,492 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

ADR – American Depositary Receipt

Cl – Class

Ltd. – Limited

PLC – Public Limited Company

S&P – Standard & Poor’s

The following is a list of the level of inputs used as of December 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	949,688	–	–	949,688
Cash Equivalent	22,971	–	–	22,971

Total Investments in Securities	972,659	–	–	972,659

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	233	–	–	233

Total Other Financial Instruments	233	–	–	233

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 3,411	$ 322	$(3,733)	$—	$—	$ —	—	$ —	$—
SEI Daily Income Trust, Government Fund, Cl F	14,794	77,117	(68,940)	—	—	22,971	22,970,721	—	—

Totals	$ 18,205	$ 77,439	$(72,673)	$—	$—	$ 22,971		$ —	$—

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Managed International Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 97.5%
Australia – 4.7%
Abacus Property Group ‡	87,074	$193
AGL Energy Ltd	313,172	2,888
ASX Ltd	5,643	314
Aurizon Holdings Ltd	601,818	1,811
AusNet Services	86,953	118
Bendigo & Adelaide Bank	74,373	535
Chorus	31,346	177
Coca-Cola Amatil Ltd	17,108	171
Coles Group Ltd	74,052	1,037
CSL Ltd	5,661	1,237
Fortescue Metals Group Ltd	12,348	223
Harvey Norman Holdings Ltd	399,926	1,447
Inghams Group Ltd	378,069	910
Newcrest Mining Ltd	29,294	583
Orica Ltd	11,550	135
REA Group Ltd	3,994	459
Rio Tinto Ltd	10,900	957
Sonic Healthcare Ltd	25,082	622
Telstra Corp Ltd, Cl B	829,704	1,908
TPG Telecom *	98,259	547
Wesfarmers Ltd	36,388	1,415
Woolworths Group Ltd	17,689	537

		18,224

Austria – 0.9%
CA Immobilien Anlagen AG	4,737	182
Erste Group Bank AG	6,526	200
EVN AG	6,728	146
Mayr Melnhof Karton	3,912	791
Oesterreichische Post AG (A)	40,411	1,419
S IMMO AG ‡	9,548	199
Telekom Austria AG, Cl A	81,520	633
Verbund AG ‡	1,545	131

		3,701

Belgium – 1.7%
Ageas	14,061	751
Elia System Operator SA/NV	3,400	406
Etablissements Franz Colruyt	55,734	3,309
Proximus SADP	40,144	798
UCB SA, Cl A	12,646	1,310

		6,574

Canada – 2.2%
Bank of Nova Scotia/The, Cl C	8,211	444
Canadian Imperial Bank of Commerce (A)	12,490	1,066
Canadian Tire Corp Ltd, Cl A	16,691	2,192
Cogeco Communications	18,559	1,426
Empire Co Ltd, Cl A	31,361	856
Loblaw Cos Ltd	18,500	912
TELUS Corp	86,975	1,721

		8,617

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Denmark – 2.8%
Carlsberg A/S, Cl B	15,128	$2,414
Coloplast A/S, Cl B	10,603	1,614
Danske Bank A/S	60,283	992
Genmab A/S *	2,117	854
Jyske Bank A/S	16,645	641
Novo Nordisk A/S, Cl B	13,953	970
Orsted A/S	4,450	914
Royal Unibrew A/S	2,426	279
RTX	3,573	137
Scandinavian Tobacco Group A/S	73,722	1,266
Solar, Cl B	3,143	185
Sydbank A/S	22,507	497
United International Enterprises	564	130

		10,893

Finland – 1.2%
Aktia Bank *	10,072	121
Aspo	3,559	37
Elisa Oyj	6,082	334
Kemira	47,655	757
Kesko Oyj, Cl B	61,076	1,576
Orion Oyj, Cl B	15,591	717
TietoEVRY	37,802	1,248

		4,790

France – 7.8%
ABC arbitrage	14,654	130
BioMerieux	530	75
BNP Paribas SA	3,209	170
Bonduelle SCA	4,156	106
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	4,916	133
Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France	1,106	102
Caisse Regionale de Credit Agricole Mutuel Nord de France	485	13
Caisse Regionale De Credit Agricole Mutuel Toulouse 31	165	20
Carrefour SA	249,591	4,292
Cie Generale des Etablissements Michelin SCA	17,959	2,311
Credit Agricole	22,471	287
Credit Regionale de Credit Agricole Mutuel Sud Rhone Alpes	492	97
Danone SA	1,480	98
Engie SA	110,411	1,698
Eutelsat Communications SA	58,239	663
Hermes International	1,456	1,569
Iliad SA	1,667	344
Lagardere SCA	3,725	94
Laurent-Perrier	656	60
LNA Sante SA	2,819	170

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
L’Oreal SA	2,549	$971
Metropole Television SA	65,873	1,069
Orange SA	271,232	3,233
Pernod Ricard SA	6,112	1,174
Peugeot	5,473	151
Prodware	6,476	47
PSB Industries SA	1,729	37
Sanofi	67,684	6,558
Sartorius Stedim Biotech	1,058	379
SCOR SE	4,791	155
SEB SA	2,190	400
Societe BIC SA	20,012	1,135
Suez	20,846	414
Veolia Environnement SA	35,179	868
Virbac *	506	148
Vivendi SA	33,794	1,092

		30,263

Germany – 6.0%
adidas AG	1,047	383
Beiersdorf AG	1,062	123
Deutsche Post AG	39,181	1,978
Deutsche Telekom AG	184,690	3,397
Freenet AG	36,201	765
Fresenius Medical Care AG & Co KGaA	7,244	615
Hannover Rueck SE	1,509	241
Henkel AG & Co KGaA	9,594	927
HOCHTIEF	4,887	485
Hornbach Holding AG & Co KGaA	12,799	1,228
Knorr-Bremse AG	9,277	1,270
KSB & KGaA (B)	221	61
Merck KGaA	27,890	4,865
METRO AG	16,068	184
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	6,477	1,960
QIAGEN NV *	3,568	187
Rational	588	549
SAP SE	1,022	136
Scout24	5,151	424
Siemens Healthineers AG	6,608	345
Sirius Real Estate Ltd ‡	87,389	111
Talanx	3,767	147
Telefonica Deutschland Holding AG	199,995	554
Uniper SE	52,457	1,816
Vonovia SE ‡	5,398	396

		23,147

Hong Kong – 3.7%
Chevalier International Holdings	60,000	73
China Motor Bus Co Ltd ‡	9,200	116
CK Hutchison Holdings Ltd	154,500	1,078
CK Infrastructure Holdings Ltd	94,000	505
CLP Holdings Ltd, Cl B	214,500	1,983

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dah Sing Banking Group Ltd	564,000	$579
HK Electric Investments & HK Electric Investments Ltd	1,929,000	1,898
HKT Trust & HKT Ltd	700,000	908
Hutchison Telecommunications Hong Kong Holdings	3,008,000	450
Kerry Properties Ltd ‡	375,500	951
Lee & Man Paper Manufacturing Ltd	697,000	571
MTR Corp Ltd	74,500	417
Orange Sky Golden Harvest Entertainment
Holdings *	5,195,000	102
Pacific Textiles Holdings	822,000	540
Paliburg Holdings Ltd	398,000	104
PCCW Ltd	1,042,704	628
Power Assets Holdings Ltd	186,500	1,010
SmarTone Telecommunications Holdings	515,500	275
VTech Holdings Ltd	258,100	2,002
WH Group Ltd	159,500	134

		14,324

Ireland – 0.4%
ICON PLC *	4,494	876
Kerry Group PLC, Cl A	5,496	798
Total Produce PLC	47,943	80

		1,754

Israel – 0.7%
Albaad Massuot Yitzhak	8,411	184
Bank Leumi Le-Israel BM	56,853	334
Isracard Ltd	–	–
Kerur Holdings Ltd	4,093	122
Mizrahi Tefahot Bank Ltd	12,013	278
Nice Ltd *	3,697	1,036
Radware Ltd *	16,157	448
Shufersal Ltd	26,493	205
Strauss Group Ltd ‡	3,469	104

		2,711

Italy – 2.2%
A2A SpA	863,882	1,384
ACEA	54,526	1,143
Assicurazioni Generali SpA *	16,518	289
Enel SpA	217,522	2,209
Hera SpA	338,656	1,241
Iren SpA	76,515	200
Terna Rete Elettrica Nazionale SpA	54,359	416
UnipolSai Assicurazioni	589,309	1,569

		8,451

Japan – 28.1%
Communication Services – 4.1%
Kakaku.com Inc	2,800	77
KDDI Corp	177,800	5,286
Nexon Co Ltd	5,200	160

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nintendo Co Ltd	2,000	$1,276
Nippon BS Broadcasting Corp	9,500	100
Nippon Telegraph & Telephone Corp	241,100	6,161
Nippon Television Holdings	79,100	861
Okinawa Cellular Telephone Co	3,100	134
Proto Corp	12,200	123
Softbank Corp	181,800	2,277

		16,455

Consumer Discretionary – 3.9%
Bandai Namco Holdings Inc	3,700	320
Bridgestone (A)	35,300	1,158
Choushimaru Co Ltd	10,500	105
DCM Holdings Co Ltd	162,800	1,862
EDION Corp	66,700	678
FJ Next Co Ltd	16,100	154
Hard Off	12,300	86
Honda Motor Co Ltd	23,500	660
Keiyo Co Ltd	98,800	703
Kohnan Shoji Co Ltd	9,700	303
Komeri Co Ltd	14,000	396
K’s Holdings Corp	7,500	104
McDonald’s Holdings Co Japan Ltd (A)	37,000	1,795
Mizuno	6,300	123
Ootoya Holdings Co Ltd	100	2
Rinnai	3,000	349
Sankyo Co Ltd	15,900	430
Sekisui House	52,600	1,071
Shimamura Co Ltd	900	95
SPK Corp	9,000	111
Takihyo	3,000	55
Toyota Motor Corp	29,000	2,237
Yamada Denki Co Ltd	348,000	1,852
Yellow Hat Ltd	11,200	182

		14,831

Consumer Staples – 6.0%
Aeon Co Ltd, Cl H	11,200	368
Ain Holdings	1,800	111
Arcs Co Ltd	60,100	1,350
Axial Retailing	2,300	112
Belc Co Ltd	1,700	103
Calbee Inc	7,900	238
Chuo Gyorui	4,200	113
Cosmos Pharmaceutical Corp	900	145
Create SD Holdings Co Ltd	2,800	105
Dairei (A)	6,300	118
Earth	2,000	113
Fuji Nihon Seito	10,600	57
Heiwado	10,900	234
Itoham Yonekyu Holdings	15,100	99
Japan Tobacco Inc	111,300	2,267
Kadoya Sesame Mills Inc	2,600	99

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kao Corp	15,100	$1,166
Kato Sangyo Co Ltd	8,700	294
Kobayashi Pharmaceutical	2,700	330
Kyokuyo Co Ltd	3,800	109
Lawson Inc	7,400	344
Life Corp	5,800	201
Lion Corp	64,600	1,566
Matsumotokiyoshi Holdings Co Ltd	2,900	123
MEIJI Holdings Co Ltd	9,200	647
Ministop Co Ltd	14,900	203
Mitsubishi Shokuhin Co Ltd	37,300	1,035
Miyoshi Oil & Fat Co Ltd	10,200	121
Morishita Jintan Co Ltd	5,400	99
Nippn	50,500	789
Nisshin Oillio Group Ltd/The	34,800	1,024
Nitto Fuji Flour Milling Co Ltd	4,000	255
Okuwa	16,100	203
OUG Holdings Inc	4,800	134
San-A Co Ltd, Cl A	2,500	106
Seven & i Holdings Co Ltd	59,100	2,096
Showa Sangyo Co Ltd	2,500	74
Sugi Holdings Co Ltd	7,900	528
Sundrug Co Ltd	30,000	1,198
Toyo Suisan Kaisha Ltd	39,200	1,909
Tsuruha Holdings Inc	6,000	853
Unicharm Corp	15,100	716
United Super Markets Holdings Inc	11,700	128
Valor Holdings Co Ltd	37,400	958
Welcia Holdings Co Ltd	5,500	207
Yamazaki Baking Co Ltd	6,200	104
Yaoko Co Ltd	2,800	195
Yuasa Funashoku Co Ltd	4,560	134

		23,481

Energy – 0.8%
Itochu Enex Co Ltd	68,900	679
Iwatani	26,900	1,659
JXTG Holdings Inc	251,700	902

		3,240

Financials – 2.6%
Aozora Bank Ltd (A)	37,600	693
Japan Post Bank Co Ltd	59,000	484
Japan Post Holdings Co Ltd	258,400	2,014
Mizuho Financial Group Inc	190,580	2,421
Nomura Holdings	256,800	1,359
ORIX	75,800	1,165
Resona Holdings	92,800	324
Sumitomo Mitsui Financial Group Inc	49,600	1,531
Yamaguchi Financial Group	23,800	134

		10,125

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Health Care – 2.2%
Astellas Pharma Inc	165,200	$2,553
Biofermin Pharmaceutical	3,900	95
Chugai Pharmaceutical Co Ltd	2,600	139
Daiichi Sankyo Co Ltd	7,500	257
Hoya Corp	1,500	208
Kaken Pharmaceutical Co Ltd	14,700	568
KYORIN Holdings Inc	22,500	424
M3 Inc	800	76
Medipal Holdings Corp	50,100	940
Mochida Pharmaceutical Co Ltd	5,300	202
Nissui Pharmaceutical Co Ltd	10,500	98
Ono Pharmaceutical Co Ltd	3,300	99
Otsuka Holdings Co Ltd	9,700	415
Sawai Pharmaceutical	12,100	549
Shionogi & Co Ltd	5,300	290
Suzuken Co Ltd/Aichi Japan	10,500	380
Techno Medica	7,000	107
Toho Holdings Co Ltd	39,900	702
Towa Pharmaceutical	15,400	286
Vital KSK Holdings Inc	22,100	174
ZERIA Pharmaceutical	11,800	218

		8,780

Industrials – 3.7%
Alps Logistics	3,300	28
COMSYS Holdings Corp	6,300	196
Daiichi Kensetsu	8,500	153
Inaba Denki Sangyo Co Ltd	50,800	1,244
ITOCHU Corp	124,300	3,577
Kamigumi Co Ltd	163,700	2,988
Kinden Corp	69,800	1,136
Kyowa Exeo Corp	8,300	234
Mitsubishi Electric	38,900	587
Mitsui & Co Ltd	13,000	238
Nippo Corp	57,200	1,566
Nippon Kanzai Co Ltd	5,500	111
Sankyu	14,000	528
Seino Holdings	78,600	1,106
Shibusawa Warehouse Co Ltd/The	7,200	161
Shin-Keisei Electric Railway Co Ltd	4,800	110
Yasuda Logistics Corp	19,800	186
Zaoh	8,700	114

		14,263

Information Technology – 1.8%
Canon Inc (A)	60,600	1,165
FUJIFILM Holdings Corp	36,000	1,896
Fujitsu Ltd	5,200	753
Kyocera Corp	4,000	245
Oracle Corp Japan	8,100	1,056
Otsuka Corp	9,100	480

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Trend Micro Inc/Japan (A)	18,500	$1,066

		6,661

Materials – 1.9%
Daicel Corp	85,400	624
Daiki Aluminium Industry Co Ltd	26,000	197
EMS-Chemie Holding AG	1,134	1,103
Hakudo Co Ltd	3,100	44
Kaneka Corp	20,500	721
Kurimoto Ltd	13,300	207
Lintec	24,700	545
Rengo	119,700	1,003
Sumitomo Osaka Cement Co Ltd	17,100	500
Teijin Ltd	111,800	2,109

		7,053

Real Estate – 0.6%
AEON REIT Investment ‡	755	967
Daito Trust Construction Co Ltd	6,300	589
Keihanshin Building Co Ltd ‡	14,200	256

		1,812

Utilities – 0.5%
Hokkaido Gas Co Ltd	9,800	147
Kyushu Electric Power Co Inc	186,700	1,608
Okinawa Electric Power Co Inc/The	11,851	159
Tokyo Electric Power Co Holdings Inc *	123,900	327

		2,241

		108,942

Luxembourg – 0.2%
SES SA, Cl A	74,613	706

Netherlands – 2.8%
ABN AMRO Bank NV	11,695	115
Amsterdam Commodities NV	9,992	256
Heineken NV	9,260	1,036
Koninklijke Ahold Delhaize NV	198,591	5,624
Koninklijke KPN NV	185,686	566
NN Group NV	57,352	2,487
Signify NV	16,444	696

		10,780

New Zealand – 1.1%
Chorus Ltd	57,800	329
Contact Energy Ltd	77,203	495
EBOS Group Ltd	5,627	116
Fisher & Paykel Healthcare Corp Ltd	72,119	1,712
Goodman Property Trust ‡	149,541	251
Mercury NZ Ltd	152,022	715
Meridian Energy	35,190	188
Sanford Ltd/NZ	28,391	107
Spark New Zealand Ltd	98,605	334

		4,247

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Norway – 0.9%
Austevoll Seafood ASA	41,885	$430
DNB ASA, Cl A *	22,448	436
Norsk Hydro ASA	59,115	275
Orkla ASA	117,934	1,200
SpareBank 1 SR-Bank *	17,208	181
Telenet Group Holding NV	13,557	585
Telenor ASA	32,284	552

		3,659

Portugal – 0.4%
Jeronimo Martins SGPS SA	40,708	691
REN – Redes Energeticas Nacionais SGPS SA	86,292	250
Sonae SGPS	572,432	465

		1,406

Singapore – 2.3%
Ascott Residence Trust ‡	174,874	143
Dairy Farm International Holdings Ltd	28,300	118
DBS Group Holdings Ltd	125,500	2,378
Haw Par	32,100	260
Mapletree Industrial Trust ‡	57,000	125
Mapletree Logistics Trust ‡	154,270	235
Olam International Ltd	102,300	118
Oversea-Chinese Banking Corp Ltd	112,800	858
Sheng Siong Group Ltd	244,700	287
Singapore Exchange Ltd	129,600	910
Singapore Post	187,400	100
Singapore Telecommunications Ltd	427,200	747
Straits Trading	74,500	115
United Overseas Bank Ltd	48,300	826
Venture Corp Ltd	25,600	376
Wilmar International Ltd	358,500	1,261

		8,857

Spain – 3.8%
Cia de Distribucion Integral Logista Holdings	81,284	1,586
Ebro Foods SA	72,120	1,673
Endesa SA (A)	163,169	4,474
Faes Farma	295,958	665
Grifols SA	23,531	690
Iberdrola SA	278,403	3,985
Red Electrica Corp SA	89,388	1,837

		14,910

Sweden – 2.4%
Axfood AB	54,195	1,267
Epiroc AB, Cl B	14,793	249
Essity AB, Cl B	41,298	1,332
ICA Gruppen AB	37,735	1,891
KNOW IT AB	7,589	289
Nyfosa *‡	18,745	188
Resurs Holding AB	115,313	634
Samhallsbyggnadsbolaget i Norden ‡	93,792	326

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Svenska Cellulosa AB SCA, Cl B	11,438	$200
Swedish Match AB	25,423	1,979
Telefonaktiebolaget LM Ericsson, Cl B	73,289	874
Telia Co AB	38,544	160

		9,389

Switzerland – 8.5%
Alcon Inc	3,374	225
Allreal Holding AG, Cl A ‡	1,305	303
ALSO Holding AG	606	176
Baloise Holding AG	6,068	1,085
Banque Cantonale de Geneve	921	166
Banque Cantonale Vaudoise	1,350	148
Barry Callebaut AG	129	310
Basellandschaftliche Kantonalbank	306	326
Berner Kantonalbank AG	473	122
BKW AG	22,015	2,495
Chocoladefabriken Lindt & Spruengli AG	109	1,793
dormakaba Holding	1,748	996
Emmi	213	220
Forbo Holding	82	141
Idorsia Ltd *	6,080	89
Intershop Holding AG ‡	203	142
Logitech International SA	834	82
Nestle SA	10,269	1,212
Novartis AG	36,309	3,440
Orior AG	2,667	228
PSP Swiss Property AG ‡	4,712	632
Roche Holding AG	25,339	8,882
Romande Energie Holding SA	76	97
Schindler Holding AG	6,336	1,732
Sika AG	2,966	815
Sonova Holding AG	3,848	1,004
Swiss Life Holding AG	4,709	2,207
Swiss Prime Site AG ‡	1,431	142
Swisscom AG	4,360	2,359
Thurgauer Kantonalbank	927	110
TX Group AG	1,296	104
Valiant Holding AG	7,502	736
Zurich Insurance Group AG	926	393

		32,912

United Kingdom – 11.6%
3i Group	26,140	414
Associated British Foods PLC	47,304	1,464
AstraZeneca PLC	5,993	600
Atalaya Mining *	70,542	227
Auto Trader Group PLC	82,006	668
BAE Systems PLC	357,565	2,389
Berkeley Group Holdings PLC	7,815	506
British American Tobacco PLC	54,082	2,002
Britvic PLC	39,840	442

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BT Group PLC, Cl A	814,705	$1,473
Bunzl PLC	43,222	1,443
CareTech Holdings	22,562	161
Coca-Cola European Partners PLC	1,573	78
Coca-Cola HBC AG	3,561	116
Computacenter PLC	3,837	128
Craneware PLC	4,479	141
Cranswick PLC	2,824	136
Diageo PLC	12,148	478
Direct Line Insurance Group	270,911	1,181
Duke Royalty	381,565	159
Eco Animal Health Group	32,806	111
Finsbury Food Group PLC	134,390	146
Fresnillo	100,162	1,546
Genus	13,420	770
GlaxoSmithKline PLC	316,763	5,811
Hikma Pharmaceuticals PLC	6,241	215
Imperial Brands PLC	99,464	2,088
Inchcape PLC	78,299	689
Intertek Group PLC	20,256	1,564
J Sainsbury PLC	628,254	1,936
Kingfisher PLC	224,915	831
National Grid PLC	18,880	223
QinetiQ Group PLC	414,692	1,813
Rio Tinto PLC	6,955	520
ScS Group	48,694	141
Smith & Nephew PLC	15,147	313
SSE PLC	8,061	165
Tate & Lyle PLC	333,398	3,074
Telecom Plus PLC	7,893	155
Tesco PLC	899,774	2,846
Total Produce	61,978	104
Tracsis	11,944	105
Unilever PLC	19,218	1,154
Vodafone Group PLC	414,574	685
Warehouse Reit PLC ‡	84,224	138
Wm Morrison Supermarkets PLC	1,433,133	3,474
YouGov	14,322	205

		45,028

A list of the open futures contracts held by the Fund at December 31, 2020, is as follows:

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United States – 1.1%
Atlantica Sustainable Infrastructure	37,466	$1,423
Check Point Software Technologies Ltd *	14,126	1,877
Nomad Foods *	10,459	266
QIAGEN NV *	10,502	555
Taro Pharmaceutical Industries Ltd *	4,059	298

		4,419

Total Common Stock (Cost $313,043) ($ Thousands)		378,704

PREFERRED STOCK – 0.9%
Germany – 0.9%
FUCHS PETROLUB SE* (B)	23,351	1,330
Henkel AG & Co KGaA* (B)	20,089	2,267

Total Preferred Stock (Cost $2,913) ($ Thousands)		3,597

AFFILIATED PARTNERSHIP – 3.0%
SEI Liquidity Fund, L.P. 0.080% **†(C)	11,466,436	11,469

Total Affiliated Partnership (Cost $11,469) ($ Thousands)		11,469

CASH EQUIVALENT – 0.2%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	641,421	641

Total Cash Equivalent (Cost $641) ($ Thousands)		641

Total Investments in Securities – 101.6% (Cost $328,066) ($ Thousands)		$394,411

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50	7	Mar-2021	$297	$304	$5
FTSE 100 Index	2	Mar-2021	175	175	(1)
SPI 200 Index	1	Mar-2021	124	126	(1)
TOPIX Index	2	Mar-2021	341	350	7

			$937	$955	$10

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Managed International Managed Volatility Fund (Concluded)

Percentages are based on Net Assets of $388,277 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2020. The total market value of securities on loan at December 31, 2020 was $10,860 ($ Thousands).
(B)	There is currently no rate available.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2020 was $11,469 ($ Thousands).

Cl – Class

FTSE – Financial Times and Stock Exchange

L.P. – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

SPI – Share Price Index

TOPIX – Tokyo Price Index

The following is a list of the level of inputs used as of December 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	378,704	–	–	378,704
Preferred Stock	3,597	–	–	3,597
Affiliated Partnership	–	11,469	–	11,469
Cash Equivalent	641	–	–	641

Total Investments in Securities	382,942	11,469	–	394,411

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	12	–	–	12
Unrealized Depreciation	(2)	–	–	(2)

Total Other Financial Instruments	10	–	–	10

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$8,302	$17,615	$(14,449)	$–	$1	$11,469	11,466,436	$16	$–
SEI Daily Income Trust, Government Fund, Cl F	2,764	7,854	(9,977)	–	–	641	641,421	–	–

Totals	$11,066	$25,469	$(24,426)	$–	$1	$12,110		$16	$—

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Real Estate Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK – 98.1%
Real Estate – 98.1%
American Assets Trust Inc ‡	42,880	$1,238
American Campus Communities Inc ‡	37,920	1,622
American Homes 4 Rent, Cl A ‡	36,981	1,109
American Tower Corp, Cl A ‡	20,480	4,597
Americold Realty Trust ‡	20,480	765
Apple Hospitality Inc *‡	66,380	857
AvalonBay Communities Inc ‡	8,270	1,327
Brixmor Property Group Inc ‡	123,762	2,048
Columbia Property Trust Inc ‡	47,300	678
Cousins Properties Inc ‡	61,130	2,048
Digital Realty Trust Inc, Cl A ‡	26,206	3,656
Diversified Healthcare Trust ‡	62,270	257
Douglas Emmett Inc ‡	29,270	854
Duke Realty Corp ‡	63,180	2,525
Empire State Realty Trust Inc, Cl A *‡	34,106	318
Equinix Inc ‡	11,190	7,992
Equity Residential ‡	61,790	3,663
Essex Property Trust Inc ‡	9,110	2,163
Extra Space Storage Inc ‡	21,328	2,471
First Industrial Realty Trust Inc ‡	44,700	1,883
Healthpeak Properties Inc ‡	100,545	3,039
Host Hotels & Resorts Inc *‡	141,443	2,069
Invitation Homes Inc ‡	150,700	4,476
JBG SMITH Properties ‡	56,448	1,765
Kilroy Realty Corp ‡	25,050	1,438
Life Storage Inc ‡	23,901	2,854
Mid-America Apartment Communities Inc ‡	22,832	2,893
Prologis Inc ‡	78,360	7,809
Public Storage ‡	5,214	1,204
Regency Centers Corp ‡	26,554	1,211
Retail Opportunity Investments Corp *‡	42,168	565
Retail Properties of America Inc, Cl A ‡	153,530	1,314
Rexford Industrial Realty Inc ‡	22,480	1,104
RPT Realty *‡	13,793	119
Ryman Hospitality Properties Inc *‡	8,270	560
Sabra Health Care Inc ‡	52,586	913
SBA Communications Corp, Cl A ‡	8,340	2,353
Simon Property Group Inc ‡	23,740	2,025

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SL Green Realty Corp ‡	6,496	$387
Sun Communities Inc ‡	15,020	2,282
UDR Inc ‡	108,687	4,177
Ventas Inc ‡	35,951	1,763
VEREIT ‡	35,230	1,331
Vornado Realty Trust ‡	18,870	705
Weingarten Realty Investors ‡	47,460	1,028
Welltower Inc ‡	66,350	4,288
Xenia Hotels & Resorts Inc *‡	18,354	279

Total Common Stock (Cost $78,045) ($ Thousands)		96,022

CASH EQUIVALENT – 1.8%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	1,777,248	1,777

Total Cash Equivalent (Cost $1,777) ($ Thousands)		1,777

Total Investments in Securities – 99.9% (Cost $79,822) ($ Thousands)		$97,799

Percentages are based on Net Assets of $97,945 ($ Thousands).
‡	Real Estate Investment Trust.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
†	Investment in Affiliated Security.

Cl – Class

REIT – Real Estate Investment Trust

As of December 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,153	$8,143	$(7,519)	$–	$–	$1,777	1,777,248	$–	$–

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS – 32.4%
Communication Services – 3.1%
Activision Blizzard
2.500%, 09/15/2050	$389	$380
Alphabet
2.250%, 08/15/2060	449	434
2.050%, 08/15/2050	400	382
1.100%, 08/15/2030	240	237
0.800%, 08/15/2027	220	220
0.450%, 08/15/2025	110	110
Altice France
7.375%, 05/01/2026 (A)	230	242
AT&T
6.500%, 09/01/2037	1,335	1,861
5.250%, 03/01/2037	2,420	3,150
5.150%, 03/15/2042	25	32
4.850%, 03/01/2039	750	934
4.750%, 05/15/2046	1,600	1,974
4.500%, 05/15/2035	75	91
4.350%, 03/01/2029	240	286
4.350%, 06/15/2045	350	404
4.300%, 02/15/2030	950	1,135
3.850%, 06/01/2060	336	352
3.800%, 02/15/2027	318	366
3.800%, 12/01/2057 (A)	4,299	4,492
3.650%, 09/15/2059 (A)	462	467
3.550%, 09/15/2055 (A)	924	921
3.500%, 06/01/2041	336	362
3.500%, 09/15/2053 (A)	3,452	3,457
3.300%, 02/01/2052	635	630
3.100%, 02/01/2043	1,579	1,603
3.000%, 06/30/2022	958	991
2.750%, 06/01/2031	1,013	1,083
2.300%, 06/01/2027	2,513	2,680
2.250%, 02/01/2032	809	821
1.650%, 02/01/2028	2,308	2,355
CCO Holdings
4.500%, 08/15/2030 (A)	50	53
4.500%, 05/01/2032 (A)	1,220	1,303
Charter Communications Operating
6.834%, 10/23/2055	70	106
6.484%, 10/23/2045	110	156
6.384%, 10/23/2035	10	14
5.750%, 04/01/2048	777	1,017
5.375%, 04/01/2038	843	1,053
5.375%, 05/01/2047	141	176
4.908%, 07/23/2025	2,960	3,438
4.800%, 03/01/2050	1,818	2,171
4.464%, 07/23/2022	302	318
4.200%, 03/15/2028	763	880
3.750%, 02/15/2028	85	95
Comcast
7.050%, 03/15/2033	90	138

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.500%, 11/15/2035	$480	$742
4.700%, 10/15/2048	90	126
4.600%, 10/15/2038	773	1,019
4.400%, 08/15/2035	1,770	2,265
4.250%, 10/15/2030	560	690
4.200%, 08/15/2034	220	276
4.150%, 10/15/2028	2,603	3,133
4.000%, 03/01/2048	70	88
3.999%, 11/01/2049	199	251
3.969%, 11/01/2047	78	98
3.950%, 10/15/2025	314	361
3.750%, 04/01/2040	820	991
3.700%, 04/15/2024	580	638
3.450%, 02/01/2050	380	448
3.400%, 04/01/2030	1,915	2,214
3.400%, 07/15/2046	60	69
3.300%, 04/01/2027	190	216
3.250%, 11/01/2039	60	68
3.150%, 03/01/2026	390	435
3.100%, 04/01/2025	30	33
2.450%, 08/15/2052	277	269
1.950%, 01/15/2031	450	462
1.500%, 02/15/2031	2,643	2,625
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	211
Comcast Cable Holdings
10.125%, 04/15/2022	45	51
Corning
5.450%, 11/15/2079	775	1,064
DISH DBS
7.750%, 07/01/2026	130	146
5.875%, 11/15/2024	580	608
Fox
5.476%, 01/25/2039	520	713
4.709%, 01/25/2029	80	97
3.500%, 04/08/2030	535	608
NBCUniversal Media
5.950%, 04/01/2041	305	466
Sky
3.750%, 09/16/2024 (A)	1,090	1,214
Sprint
7.875%, 09/15/2023	110	127
Sprint Capital
8.750%, 03/15/2032	490	776
Sprint Spectrum
5.152%, 03/20/2028 (A)	2,567	2,971
4.738%, 03/20/2025 (A)	4,710	5,101
3.360%, 09/20/2021 (A)	1,927	1,946
Telefonica Emisiones
5.462%, 02/16/2021	23	23
5.213%, 03/08/2047	150	192

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
T-Mobile USA
6.000%, 03/01/2023	$10	$10
6.000%, 04/15/2024	10	10
4.375%, 04/15/2040 (A)	1,730	2,111
3.875%, 04/15/2030 (A)	2,200	2,548
3.750%, 04/15/2027 (A)	1,132	1,289
3.500%, 04/15/2025 (A)	3,019	3,336
3.000%, 02/15/2041 (A)	146	151
2.550%, 02/15/2031 (A)	1,519	1,595
2.050%, 02/15/2028 (A)	1,809	1,882
1.500%, 02/15/2026 (A)	841	861
Verizon Communications
5.500%, 03/16/2047	60	87
5.250%, 03/16/2037	805	1,091
4.862%, 08/21/2046	470	635
4.522%, 09/15/2048	845	1,102
4.500%, 08/10/2033	620	782
4.400%, 11/01/2034	2,936	3,664
4.329%, 09/21/2028	1,106	1,332
4.272%, 01/15/2036	214	265
4.125%, 08/15/2046	320	393
4.016%, 12/03/2029	1,093	1,300
4.000%, 03/22/2050	170	206
3.875%, 02/08/2029	210	247
3.850%, 11/01/2042	610	723
3.500%, 11/01/2024	855	944
3.376%, 02/15/2025	508	564
3.150%, 03/22/2030	360	404
3.000%, 03/22/2027	458	508
3.000%, 11/20/2060	150	152
2.875%, 11/20/2050	1,740	1,753
2.650%, 11/20/2040	2,772	2,799
2.625%, 08/15/2026	1,000	1,096
1.750%, 01/20/2031	2,547	2,534
0.850%, 11/20/2025	130	131
ViacomCBS
6.875%, 04/30/2036	620	897
5.900%, 10/15/2040	455	608
5.850%, 09/01/2043	220	306
4.950%, 05/19/2050	12	16
4.750%, 05/15/2025	1,556	1,807
4.600%, 01/15/2045	61	73
4.375%, 03/15/2043	92	109
4.200%, 05/19/2032	994	1,198
3.875%, 04/01/2024	130	142
3.700%, 08/15/2024	810	888
Vodafone Group
5.250%, 05/30/2048	1,810	2,521
4.875%, 06/19/2049	1,544	2,063
4.375%, 05/30/2028	670	802
4.250%, 09/17/2050	598	741

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walt Disney
6.650%, 11/15/2037	$235	$371
6.200%, 12/15/2034	65	99
4.700%, 03/23/2050	355	501
4.625%, 03/23/2040	765	1,022
3.800%, 05/13/2060	241	306
3.600%, 01/13/2051	2,139	2,589
3.500%, 05/13/2040	384	451
2.650%, 01/13/2031	1,240	1,359

		132,575

Consumer Discretionary — 2.3%
Advance Auto Parts
3.900%, 04/15/2030	1,021	1,174
1.750%, 10/01/2027	654	664
Amazon.com
4.950%, 12/05/2044	500	733
4.250%, 08/22/2057	110	157
4.050%, 08/22/2047	380	502
3.875%, 08/22/2037	910	1,135
3.150%, 08/22/2027	680	774
2.800%, 08/22/2024	245	265
2.700%, 06/03/2060	334	357
2.500%, 06/03/2050	918	952
1.500%, 06/03/2030	650	661
1.200%, 06/03/2027	672	686
0.800%, 06/03/2025	560	568
American Honda Finance MTN
1.000%, 09/10/2025	1,875	1,904
BMW US Capital
4.150%, 04/09/2030 (A)	845	1,022
3.800%, 04/06/2023 (A)	1,005	1,079
3.100%, 04/12/2021 (A)	215	217
1.850%, 09/15/2021 (A)	100	101
BorgWarner
2.650%, 07/01/2027	701	754
Cox Communications
4.800%, 02/01/2035 (A)	890	1,126
3.250%, 12/15/2022 (A)	540	569
Daimler Finance North America
3.350%, 05/04/2021 (A)	1,025	1,035
2.700%, 06/14/2024 (A)	595	637
Dollar General
3.250%, 04/15/2023	50	53
Element Fleet Management
3.850%, 06/15/2025 (A)	645	687
Ford Motor
5.291%, 12/08/2046	99	103
Ford Motor Credit
5.875%, 08/02/2021	250	256
5.125%, 06/16/2025	200	217
5.085%, 01/07/2021	1,000	1,000

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.271%, 01/09/2027	$1,040	$1,097
4.250%, 09/20/2022	1,000	1,032
4.125%, 08/17/2027	200	209
4.000%, 11/13/2030	270	283
3.815%, 11/02/2027	261	268
3.813%, 10/12/2021	190	192
3.810%, 01/09/2024	300	307
3.339%, 03/28/2022	1,730	1,747
3.336%, 03/18/2021	200	200
1.521%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	1,100	1,081
1.104%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	1,040	1,028
1.044%, VAR ICE LIBOR USD 3 Month+0.810%, 04/05/2021	1,625	1,618
General Motors
6.250%, 10/02/2043	260	351
6.125%, 10/01/2025	320	388
5.950%, 04/01/2049	80	108
5.400%, 10/02/2023	190	213
5.400%, 04/01/2048	633	797
5.150%, 04/01/2038	240	289
4.875%, 10/02/2023	1,995	2,213
General Motors Financial
5.200%, 03/20/2023	714	783
4.375%, 09/25/2021	735	755
4.350%, 01/17/2027	110	125
4.250%, 05/15/2023	110	119
4.200%, 11/06/2021	1,435	1,479
4.150%, 06/19/2023	83	89
3.450%, 04/10/2022	415	427
3.200%, 07/06/2021	1,835	1,855
3.150%, 06/30/2022	870	901
2.750%, 06/20/2025	976	1,044
2.700%, 08/20/2027	1,470	1,559
1.700%, 08/18/2023	1,042	1,069
Genuine Parts
1.875%, 11/01/2030	775	769
Hanesbrands
5.375%, 05/15/2025 (A)	310	328
4.875%, 05/15/2026 (A)	210	228
4.625%, 05/15/2024 (A)	30	31
Harley-Davidson Financial Services
3.350%, 06/08/2025 (A)	645	699
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	150	163
5.375%, 05/01/2025 (A)	460	489
Home Depot
4.250%, 04/01/2046	48	64
3.900%, 12/06/2028	40	48
3.900%, 06/15/2047	60	77
3.750%, 02/15/2024	66	72

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.350%, 04/15/2050	$1,355	$1,613
3.300%, 04/15/2040	480	566
3.125%, 12/15/2049	897	1,035
2.950%, 06/15/2029	178	202
2.700%, 04/15/2030	1,801	2,010
2.500%, 04/15/2027	280	307
Hyundai Capital America
2.375%, 10/15/2027 (A)	490	514
1.800%, 10/15/2025 (A)	823	844
1.250%, 09/18/2023 (A)	490	496
Las Vegas Sands
3.200%, 08/08/2024	890	943
2.900%, 06/25/2025	70	73
Leland Stanford Junior University
1.289%, 06/01/2027	129	133
Lennar
5.000%, 06/15/2027	20	24
4.750%, 11/29/2027	460	544
4.500%, 04/30/2024	170	188
Levi Strauss
5.000%, 05/01/2025	290	297
Lowe’s
5.000%, 04/15/2040	965	1,307
4.500%, 04/15/2030	200	249
1.700%, 10/15/2030	851	862
Marriott International
5.750%, 05/01/2025	582	681
4.625%, 06/15/2030	125	147
McDonald’s MTN
4.875%, 12/09/2045	260	353
4.450%, 03/01/2047	240	312
4.450%, 09/01/2048	72	94
4.200%, 04/01/2050	530	681
3.800%, 04/01/2028	665	777
3.700%, 01/30/2026	702	800
3.625%, 09/01/2049	180	211
3.600%, 07/01/2030	290	340
3.500%, 03/01/2027	510	584
3.500%, 07/01/2027	200	229
3.300%, 07/01/2025	320	356
2.125%, 03/01/2030	90	95
1.450%, 09/01/2025	324	336
MDC Holdings
6.000%, 01/15/2043	150	201
Newell Brands
4.700%, 04/01/2026	110	121
4.350%, 04/01/2023	278	292
NIKE
3.375%, 03/27/2050	1,329	1,644
3.250%, 03/27/2040	210	244
2.850%, 03/27/2030	430	487
2.750%, 03/27/2027	410	454

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.400%, 03/27/2025	$260	$280
Nissan Motor
4.810%, 09/17/2030 (A)	377	425
4.345%, 09/17/2027 (A)	2,137	2,360
3.522%, 09/17/2025 (A)	1,474	1,578
3.043%, 09/15/2023 (A)	580	607
O’Reilly Automotive
4.200%, 04/01/2030	326	393
1.750%, 03/15/2031	857	858
QVC
4.850%, 04/01/2024	370	399
Ralph Lauren
1.700%, 06/15/2022	545	555
Sands China
5.400%, 08/08/2028	320	375
5.125%, 08/08/2025	380	426
4.600%, 08/08/2023	610	648
3.800%, 01/08/2026 (A)	420	448
Starbucks
3.500%, 11/15/2050	1,755	2,018
3.350%, 03/12/2050	441	493
2.550%, 11/15/2030	351	380
1.300%, 05/07/2022	400	406
Target
2.250%, 04/15/2025	450	482
Time Warner Cable
7.300%, 07/01/2038	530	785
6.750%, 06/15/2039	10	14
6.550%, 05/01/2037	356	489
5.875%, 11/15/2040	1,405	1,875
5.500%, 09/01/2041	1,599	2,054
Time Warner Entertainment
8.375%, 07/15/2033	270	418
TJX
3.750%, 04/15/2027	2,165	2,504
3.500%, 04/15/2025	300	335
Toll Brothers Finance
4.375%, 04/15/2023	120	127
Toyota Motor Credit MTN
2.900%, 03/30/2023	975	1,031
Tractor Supply
1.750%, 11/01/2030	445	447
VOC Escrow
5.000%, 02/15/2028 (A)	380	377
Volkswagen Group of America Finance
2.900%, 05/13/2022 (A)	1,455	1,501
1.250%, 11/24/2025 (A)	1,345	1,358
0.875%, 11/22/2023 (A)	2,535	2,549
Wynn Macau
5.625%, 08/26/2028 (A)	500	526
5.125%, 12/15/2029 (A)	200	204

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Yale University
1.482%, 04/15/2030	$482	$495
0.873%, 04/15/2025	563	572

		98,420

Consumer Staples – 2.5%
Alimentation Couche-Tard
3.800%, 01/25/2050 (A)	25	30
3.550%, 07/26/2027 (A)	650	732
Altria Group
6.200%, 02/14/2059	190	267
5.950%, 02/14/2049	490	686
5.800%, 02/14/2039	1,190	1,568
4.800%, 02/14/2029	1,960	2,348
4.750%, 05/05/2021	200	203
4.450%, 05/06/2050	286	338
4.400%, 02/14/2026	990	1,149
3.875%, 09/16/2046	515	544
3.800%, 02/14/2024	290	317
3.490%, 02/14/2022	260	269
2.850%, 08/09/2022	190	197
2.350%, 05/06/2025	268	285
Anheuser-Busch
4.900%, 02/01/2046	6,109	7,943
4.700%, 02/01/2036	891	1,132
3.650%, 02/01/2026	1,135	1,283
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	705	1,002
5.450%, 01/23/2039	1,035	1,406
4.750%, 01/23/2029	100	124
4.600%, 04/15/2048	1,667	2,109
4.500%, 06/01/2050	1,040	1,313
4.375%, 04/15/2038	936	1,159
4.350%, 06/01/2040	560	687
4.150%, 01/23/2025	924	1,052
4.000%, 04/13/2028	180	212
3.750%, 07/15/2042	518	589
3.500%, 06/01/2030	200	232
Bacardi
5.300%, 05/15/2048 (A)	418	580
5.150%, 05/15/2038 (A)	275	352
4.700%, 05/15/2028 (A)	1,415	1,678
BAT Capital
5.282%, 04/02/2050	1,260	1,557
4.906%, 04/02/2030	173	209
4.700%, 04/02/2027	675	794
4.540%, 08/15/2047	3,053	3,390
4.390%, 08/15/2037	61	69
3.984%, 09/25/2050	460	480
3.734%, 09/25/2040	10	10
3.557%, 08/15/2027	2,329	2,593
3.222%, 08/15/2024	167	181

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.215%, 09/06/2026	$1,300	$1,432
2.726%, 03/25/2031	1,233	1,277
2.259%, 03/25/2028	35	36
BAT International Finance
1.668%, 03/25/2026	1,058	1,083
Bunge Finance
3.750%, 09/25/2027	589	672
3.250%, 08/15/2026	851	946
1.630%, 08/17/2025	838	866
Cargill
1.375%, 07/23/2023 (A)	440	451
Coca-Cola
3.375%, 03/25/2027	380	436
2.950%, 03/25/2025	210	231
2.600%, 06/01/2050	210	222
2.500%, 06/01/2040	20	21
2.500%, 03/15/2051	715	737
1.450%, 06/01/2027	905	935
Constellation Brands
4.400%, 11/15/2025	463	538
3.700%, 12/06/2026	96	110
3.200%, 02/15/2023	155	164
Consumers Energy
2.500%, 05/01/2060	267	268
Costco Wholesale
3.000%, 05/18/2027	284	319
2.750%, 05/18/2024	183	197
1.750%, 04/20/2032	217	226
1.600%, 04/20/2030	3,007	3,081
1.375%, 06/20/2027	780	804
Danone
2.947%, 11/02/2026 (A)	470	516
2.589%, 11/02/2023 (A)	1,370	1,442
2.077%, 11/02/2021 (A)	230	233
Diageo Investment
2.875%, 05/11/2022	370	383
General Mills
2.875%, 04/15/2030	227	252
Hershey
0.900%, 06/01/2025	130	132
Keurig Dr Pepper
4.417%, 05/25/2025	280	323
3.800%, 05/01/2050	328	393
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	199	285
6.875%, 01/26/2039	40	55
6.750%, 03/15/2032	10	13
5.500%, 06/01/2050 (A)	280	353
5.200%, 07/15/2045	300	357
5.000%, 06/04/2042	2,910	3,414
4.875%, 10/01/2049 (A)	2,905	3,389
4.625%, 10/01/2039 (A)	10	11

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 06/01/2046	$3,575	$3,868
4.250%, 03/01/2031 (A)	110	123
3.950%, 07/15/2025	157	173
3.000%, 06/01/2026	410	428
Kroger
3.950%, 01/15/2050	120	146
Lamb Weston Holdings
4.875%, 05/15/2028 (A)	90	100
4.625%, 11/01/2024 (A)	70	73
Land O’ Lakes
6.000%, 11/15/2022 (A)	1,020	1,095
Mars
3.200%, 04/01/2030 (A)	210	241
2.700%, 04/01/2025 (A)	370	400
1.625%, 07/16/2032 (A)	812	805
Molson Coors Brewing
3.500%, 05/01/2022	100	104
Mondelez International
2.125%, 04/13/2023	160	166
1.875%, 10/15/2032	670	680
1.500%, 05/04/2025	660	683
Mondelez International Holdings
Netherlands BV
2.125%, 09/19/2022 (A)	290	298
2.000%, 10/28/2021 (A)	2,420	2,450
Nestle Holdings
3.500%, 09/24/2025 (A)	450	505
3.350%, 09/24/2023 (A)	440	474
PepsiCo
4.250%, 10/22/2044	100	130
4.000%, 03/05/2042	160	207
3.875%, 03/19/2060	120	161
3.625%, 03/19/2050	80	101
3.100%, 07/17/2022	59	61
3.000%, 08/25/2021	31	32
2.875%, 10/15/2049	60	67
2.625%, 03/19/2027	50	55
2.250%, 03/19/2025	50	53
1.625%, 05/01/2030	440	452
0.750%, 05/01/2023	530	538
Philip Morris International
4.500%, 03/20/2042	130	165
2.900%, 11/15/2021	370	379
2.875%, 05/01/2024	1,170	1,257
2.500%, 08/22/2022	590	611
2.500%, 11/02/2022	680	706
2.100%, 05/01/2030	290	302
1.125%, 05/01/2023	280	286
Procter & Gamble
3.000%, 03/25/2030	1,425	1,643
2.800%, 03/25/2027	80	89

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (A)	$1,860	$1,989
Reynolds American
8.125%, 05/01/2040	570	839
7.250%, 06/15/2037	390	542
5.850%, 08/15/2045	3,140	4,015
Sysco
6.600%, 04/01/2050	167	257
Walgreens Boots Alliance
4.800%, 11/18/2044	1,100	1,249
3.450%, 06/01/2026	1,590	1,759
3.300%, 11/18/2021	912	931
Walmart
4.050%, 06/29/2048	8	11
3.950%, 06/28/2038	783	999
3.700%, 06/26/2028	1,381	1,627
3.550%, 06/26/2025	140	159
3.400%, 06/26/2023	393	422
3.300%, 04/22/2024	60	65
3.050%, 07/08/2026	296	333

		102,976

Energy – 3.7%
Aker BP
4.000%, 01/15/2031 (A)	456	494
2.875%, 01/15/2026 (A)	886	904
Apache
5.250%, 02/01/2042	50	54
5.100%, 09/01/2040	205	219
4.750%, 04/15/2043	390	404
4.375%, 10/15/2028	200	208
4.250%, 01/15/2044	890	878
3.250%, 04/15/2022	86	87
BG Energy Capital
4.000%, 10/15/2021 (A)	1,485	1,525
BP Capital Markets
3.561%, 11/01/2021	50	51
3.535%, 11/04/2024	100	111
3.506%, 03/17/2025	520	580
BP Capital Markets America
3.790%, 02/06/2024	100	109
3.633%, 04/06/2030	1,460	1,701
3.543%, 04/06/2027	789	898
3.410%, 02/11/2026	1,110	1,245
3.245%, 05/06/2022	250	260
3.216%, 11/28/2023	420	450
3.194%, 04/06/2025	1,620	1,782
3.119%, 05/04/2026	230	255
3.000%, 02/24/2050	940	965
2.937%, 04/06/2023	50	53
2.772%, 11/10/2050	772	769
1.749%, 08/10/2030	643	647

Description	Face Amount (Thousands)	Market Value ($Thousands)

CORPORATE OBLIGATIONS (continued)
Cameron LNG
3.302%, 01/15/2035 (A)	$660	$745
2.902%, 07/15/2031 (A)	140	153
Canadian Natural Resources
6.450%, 06/30/2033	50	66
Cheniere Energy
4.625%, 10/15/2028 (A)	260	273
Chevron
3.191%, 06/24/2023	22	23
2.895%, 03/03/2024	560	600
2.355%, 12/05/2022	15	16
1.995%, 05/11/2027	635	673
1.554%, 05/11/2025	520	541
Chevron USA
1.018%, 08/12/2027	710	714
Cimarex Energy
4.375%, 06/01/2024	210	229
4.375%, 03/15/2029	480	545
3.900%, 05/15/2027	970	1,069
CNOOC Finance
4.375%, 05/02/2028	360	411
CNOOC Nexen Finance
4.250%, 04/30/2024	200	217
3.500%, 05/05/2025	780	840
Concho Resources
4.300%, 08/15/2028	850	1,005
3.750%, 10/01/2027	620	709
2.400%, 02/15/2031	404	423
Conoco Funding
7.250%, 10/15/2031	180	270
ConocoPhillips
5.900%, 10/15/2032	10	14
5.900%, 05/15/2038	420	606
4.150%, 11/15/2034	280	325
Continental Resources
4.500%, 04/15/2023	180	186
4.375%, 01/15/2028 (B)	520	533
3.800%, 06/01/2024	200	207
DCP Midstream Operating
6.450%, 11/03/2036 (A)	110	119
Devon Energy
7.875%, 09/30/2031	660	918
5.850%, 12/15/2025	743	873
5.600%, 07/15/2041	744	910
5.000%, 06/15/2045	1,090	1,284
4.750%, 05/15/2042	37	42
Diamondback Energy
5.375%, 05/31/2025	240	250
3.500%, 12/01/2029	849	907
3.250%, 12/01/2026	1,005	1,073
Ecopetrol
5.875%, 05/28/2045	1,606	1,944

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 01/16/2025	$203	$221
Enbridge
3.125%, 11/15/2029	682	750
2.500%, 01/15/2025	1,494	1,601
Energy Transfer Operating
8.250%, 11/15/2029	1,490	2,027
6.750%, VAR US Treas Yield
Curve Rate T Note Const Mat 5
Yr+5.134%(C)	360	329
6.500%, 02/01/2042	45	55
6.250%, 04/15/2049	130	157
6.050%, 06/01/2041	146	171
6.000%, 06/15/2048	128	151
5.500%, 06/01/2027	349	411
5.300%, 04/15/2047	1,245	1,376
5.250%, 04/15/2029	1,165	1,360
5.150%, 03/15/2045	1,314	1,424
5.000%, 05/15/2050	800	866
4.950%, 06/15/2028	180	207
4.750%, 01/15/2026	223	252
4.500%, 11/01/2023	894	968
4.500%, 04/15/2024	103	113
4.250%, 03/15/2023	461	490
4.200%, 04/15/2027	238	262
4.050%, 03/15/2025	1,515	1,662
3.750%, 05/15/2030	1,250	1,348
3.600%, 02/01/2023	81	85
Eni
4.000%, 09/12/2023 (A)	1,940	2,111
Enterprise Products Operating
7.550%, 04/15/2038	40	61
5.700%, 02/15/2042	40	55
4.850%, 03/15/2044	30	37
4.800%, 02/01/2049	60	76
4.200%, 01/31/2050	1,530	1,797
4.150%, 10/16/2028	1,605	1,909
3.950%, 01/31/2060	546	604
3.700%, 01/31/2051	564	621
3.125%, 07/31/2029	170	188
2.800%, 01/31/2030	540	585
EOG Resources
4.950%, 04/15/2050	150	203
4.375%, 04/15/2030	120	146
4.150%, 01/15/2026	340	395
3.900%, 04/01/2035	390	458
EQT
7.875%, 02/01/2025	30	34
3.900%, 10/01/2027	505	502
3.000%, 10/01/2022 (B)	430	433
Equinor
3.250%, 11/18/2049	232	258
3.000%, 04/06/2027	1,355	1,509

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.875%, 04/06/2025	$2,225	$2,430
1.750%, 01/22/2026	396	416
Exxon Mobil
4.327%, 03/19/2050	2,250	2,946
4.227%, 03/19/2040	800	996
4.114%, 03/01/2046	533	657
3.482%, 03/19/2030	460	535
3.043%, 03/01/2026	660	731
2.992%, 03/19/2025	3,680	4,028
2.397%, 03/06/2022	100	102
1.571%, 04/15/2023	80	82
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (A)	458	475
1.750%, 09/30/2027 (A)	1,867	1,895
Gray Oak Pipeline
2.600%, 10/15/2025 (A)	338	348
Halliburton
5.000%, 11/15/2045	80	95
4.850%, 11/15/2035	60	70
3.800%, 11/15/2025	45	50
3.500%, 08/01/2023	3	3
Hess
6.000%, 01/15/2040	2,330	2,878
HollyFrontier
2.625%, 10/01/2023	341	349
KazMunayGas National JSC
5.750%, 04/19/2047 (A)	340	456
Kinder Morgan
5.550%, 06/01/2045	300	386
5.300%, 12/01/2034	500	616
5.200%, 03/01/2048	690	878
5.050%, 02/15/2046	170	208
4.300%, 06/01/2025	510	582
4.300%, 03/01/2028	200	235
3.150%, 01/15/2023	193	203
Kinder Morgan Energy Partners
5.500%, 03/01/2044	415	525
5.400%, 09/01/2044	20	25
3.500%, 03/01/2021	190	190
Marathon Oil
6.800%, 03/15/2032	158	195
5.200%, 06/01/2045	164	187
4.400%, 07/15/2027	834	927
3.850%, 06/01/2025	199	213
MPLX
5.500%, 02/15/2049	390	514
4.875%, 12/01/2024	320	367
4.800%, 02/15/2029	330	399
4.700%, 04/15/2048	430	510
4.500%, 04/15/2038	520	595
2.650%, 08/15/2030	674	706
1.750%, 03/01/2026	502	520

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Noble Energy
5.250%, 11/15/2043	$260	$373
5.050%, 11/15/2044	29	41
4.950%, 08/15/2047	160	228
3.850%, 01/15/2028	200	233
3.250%, 10/15/2029	50	57
Northwest Pipeline
4.000%, 04/01/2027	219	251
Occidental Petroleum
7.875%, 09/15/2031	610	680
7.500%, 05/01/2031	870	980
6.950%, 07/01/2024	288	311
6.600%, 03/15/2046	360	365
6.450%, 09/15/2036	280	293
5.550%, 03/15/2026	110	115
4.625%, 06/15/2045	280	244
4.500%, 07/15/2044	525	445
4.400%, 04/15/2046	120	105
4.200%, 03/15/2048	170	139
4.100%, 02/15/2047	600	490
3.500%, 06/15/2025	45	43
3.400%, 04/15/2026	270	257
3.000%, 02/15/2027	300	267
2.900%, 08/15/2024	810	780
2.700%, 02/15/2023	63	63
Oleoducto Central
4.000%, 07/14/2027 (A)	247	268
ONEOK
3.400%, 09/01/2029	149	159
3.100%, 03/15/2030	63	67
Parsley Energy
5.375%, 01/15/2025 (A)	40	41
4.125%, 02/15/2028 (A)	60	63
Pertamina Persero
6.000%, 05/03/2042 (A)	300	383
Petrobras Global Finance BV
7.375%, 01/17/2027	310	383
6.900%, 03/19/2049	1,550	1,965
6.850%, 06/05/2115	820	1,023
6.250%, 03/17/2024	1,394	1,585
5.750%, 02/01/2029	300	350
5.299%, 01/27/2025	1,278	1,444
Petroleos Mexicanos
7.690%, 01/23/2050	70	71
6.950%, 01/28/2060	780	734
6.625%, 06/15/2035	1,797	1,779
6.500%, 03/13/2027	135	142
6.375%, 01/23/2045	990	907
5.950%, 01/28/2031	620	618
5.625%, 01/23/2046	480	413
5.500%, 06/27/2044	120	103
4.875%, 01/18/2024	32	34

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.460%, 12/15/2025	$923	$966
2.378%, 04/15/2025	457	476
Petroleos Mexicanos MTN
6.875%, 08/04/2026	120	131
6.750%, 09/21/2047	2,970	2,784
Phillips 66
1.300%, 02/15/2026	405	410
Pioneer Natural Resources
1.900%, 08/15/2030	844	837
Plains All American Pipeline
4.900%, 02/15/2045	137	145
4.650%, 10/15/2025	1,485	1,660
3.550%, 12/15/2029	1,465	1,533
2.850%, 01/31/2023	250	259
Range Resources
5.875%, 07/01/2022	4	4
5.000%, 03/15/2023 (B)	322	314
4.875%, 05/15/2025	120	113
Rockies Express Pipeline
6.875%, 04/15/2040 (A)	830	903
4.950%, 07/15/2029 (A)	2,235	2,325
Ruby Pipeline
7.750%, 04/01/2022 (A)(B)	1,100	1,089
Sabine Pass Liquefaction
5.750%, 05/15/2024	1,605	1,835
5.625%, 03/01/2025	1,200	1,399
5.000%, 03/15/2027	1,265	1,492
Saudi Arabian Oil
2.250%, 11/24/2030 (A)	505	514
1.625%, 11/24/2025 (A)(B)	1,045	1,071
1.250%, 11/24/2023 (A)	450	456
Schlumberger Finance Canada
2.650%, 11/20/2022 (A)	329	341
1.400%, 09/17/2025	380	391
Schlumberger Holdings
3.900%, 05/17/2028 (A)	475	537
Schlumberger Investment
3.650%, 12/01/2023	61	66
Shell International Finance BV
4.550%, 08/12/2043	280	372
4.375%, 05/11/2045	470	619
4.125%, 05/11/2035	1,566	1,959
3.250%, 04/06/2050	840	953
2.875%, 05/10/2026	900	995
2.750%, 04/06/2030	440	487
Sinopec Group Overseas Development
4.375%, 04/10/2024 (A)	1,240	1,360
Southern Natural Gas
8.000%, 03/01/2032	170	243
Spectra Energy Partners
5.950%, 09/25/2043	30	39
3.500%, 03/15/2025	815	899

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Suncor Energy
3.100%, 05/15/2025	$667	$730
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	643	718
5.350%, 05/15/2045	465	512
5.300%, 04/01/2044	40	43
4.250%, 04/01/2024	206	223
4.000%, 10/01/2027	950	1,043
3.900%, 07/15/2026	750	822
3.450%, 01/15/2023	78	81
Targa Resources Partners
5.500%, 03/01/2030	130	141
4.875%, 02/01/2031 (A)	230	251
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,140	1,639
2.900%, 03/01/2030 (A)	1,510	1,615
Total Capital International
3.127%, 05/29/2050	492	533
TransCanada PipeLines
4.625%, 03/01/2034	860	1,051
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	60	79
3.950%, 05/15/2050	536	606
3.250%, 05/15/2030	335	375
Valero Energy
1.200%, 03/15/2024	1,437	1,450
Western Midstream Operating
6.250%, 02/01/2050	210	231
5.500%, 08/15/2048	54	53
5.375%, 06/01/2021	25	25
5.300%, 03/01/2048	162	161
5.050%, 02/01/2030	1,190	1,333
4.650%, 07/01/2026	40	42
4.500%, 03/01/2028	60	62
4.100%, 02/01/2025	390	402
4.000%, 07/01/2022	35	36
2.074%, VAR ICE LIBOR USD 3 Month+1.850%, 01/13/2023	130	127
Williams
7.875%, 09/01/2021	260	273
7.750%, 06/15/2031 (B)	841	1,133
7.500%, 01/15/2031	100	136
5.750%, 06/24/2044	51	66
5.400%, 03/04/2044	84	104
3.900%, 01/15/2025	224	248
3.750%, 06/15/2027	1,044	1,191
WPX Energy
8.250%, 08/01/2023	50	57
6.000%, 01/15/2022	10	10
5.875%, 06/15/2028	60	65

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 10/15/2027	$70	$74

		158,163

Financials — 8.8%
ABN AMRO Bank
4.750%, 07/28/2025 (A)	360	414
Ally Financial
5.750%, 11/20/2025	1,127	1,312
5.125%, 09/30/2024	1,044	1,204
1.450%, 10/02/2023	1,977	2,018
Ambac Assurance
5.100% (A)(C)	8	12
Ambac LSNI
6.000%, VAR ICE LIBOR USD 3 Month+5.000%, 02/12/2023 (A)	31	31
American Express
3.700%, 08/03/2023	381	413
3.400%, 02/27/2023	414	440
2.500%, 08/01/2022	1,410	1,455
American Express Credit MTN
0.932%, VAR ICE LIBOR USD 3 Month+0.700%, 03/03/2022	1,430	1,439
American International Group
6.250%,05/01/2036	100	145
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2037	1,220	1,374
4.750%, 04/01/2048	783	1,045
4.375%, 06/30/2050	419	549
4.200%, 04/01/2028	601	713
4.125%, 02/15/2024	107	118
3.900%, 04/01/2026	530	604
3.875%, 01/15/2035	30	36
3.400%, 06/30/2030	709	812
2.500%, 06/30/2025	260	279
Andrew W Mellon Foundation
0.947%, 08/01/2027	384	384
Aon
6.250%, 09/30/2040	19	29
3.500%, 06/14/2024	65	71
Apollo Management Holdings
5.000%, 03/15/2048 (A)	795	1,001
4.400%, 05/27/2026 (A)	530	616
Arch Capital Group
3.635%, 06/30/2050	418	486
Ares Capital
3.875%, 01/15/2026	526	570
Asian Development Bank MTN
0.625%, 04/07/2022	1,214	1,221
Athene Global Funding
3.000%, 07/01/2022 (A)	211	218
2.950%, 11/12/2026 (A)	2,090	2,242

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Athene Holding
6.150%, 04/03/2030	$495	$616
4.125%, 01/12/2028	1,240	1,382
3.500%, 01/15/2031	238	252
Aviation Capital Group
5.500%, 12/15/2024 (A)	839	929
Avolon Holdings Funding
5.125%, 10/01/2023 (A)	120	128
3.950%, 07/01/2024 (A)	715	755
2.875%, 02/15/2025 (A)	975	994
AXA Equitable Holdings
3.900%, 04/20/2023	770	828
Banco Santander
3.848%, 04/12/2023	600	645
3.490%, 05/28/2030	200	224
2.749%, 12/03/2030	1,400	1,443
2.746%, 05/28/2025	2,000	2,135
1.344%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	400	404
Bank of America
6.100%, VAR ICE LIBOR USD 3 Month+3.898%(C)	30	34
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	2,611	2,949
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	2,539	2,672
2.592%, VAR United States Secured Overnight Financing Rate+2.150%, 04/29/2031	1,548	1,659
Bank of America MTN
5.000%, 01/21/2044	830	1,165
4.450%, 03/03/2026	847	987
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	805	1,056
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	65	77
4.250%, 10/22/2026	80	94
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	179	221
4.200%, 08/26/2024	1,530	1,713
4.125%, 01/22/2024	290	321
4.100%, 07/24/2023	340	372
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	2,835	3,580
4.000%, 04/01/2024	1,309	1,453
4.000%, 01/22/2025	2,033	2,284
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	1,900	2,238
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/2024	600	651
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	524	602

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	$1,364	$1,550
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	860	919
3.500%, 04/19/2026	941	1,066
3.300%, 01/11/2023	1,200	1,272
3.194%, VAR ICE LIBOR USD 3 Month+1.180%, 07/23/2030	240	269
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	3,341	3,617
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	265	291
2.496%, VAR ICE LIBOR USD 3 Month+0.990%, 02/13/2031	886	941
2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/2025	1,628	1,735
2.015%, VAR ICE LIBOR USD 3 Month+0.640%, 02/13/2026	162	170
1.922%, VAR United States Secured Overnight Financing Rate+1.370%, 10/24/2031	527	534
1.898%, VAR United States Secured Overnight Financing Rate+1.530%, 07/23/2031	1,442	1,457
1.319%, VAR United States Secured Overnight Financing Rate+1.150%, 06/19/2026	2,421	2,473
1.197%, VAR United States Secured Overnight Financing Rate+1.010%, 10/24/2026	3,110	3,151
0.981%, VAR United States Secured Overnight Financing Rate+0.910%, 09/25/2025	1,423	1,438
0.810%, VAR United States Secured Overnight Financing Rate+0.740%, 10/24/2024	1,690	1,706
Bank of Montreal MTN
1.850%, 05/01/2025	880	924
Bank of New York Mellon
3.550%, 09/23/2021	34	35
3.400%, 05/15/2024	530	580
Bank of New York Mellon MTN
3.442%, VAR ICE LIBOR USD 3 Month+1.069%, 02/07/2028	840	959
3.250%, 09/11/2024	100	110
1.600%, 04/24/2025	260	272
Bank of Nova Scotia
4.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.551%(C)	635	687
1.300%, 06/11/2025	480	492

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Barclays
5.088%, VAR ICE LIBOR USD 3 Month+3.054%, 06/20/2030	$2,328	$2,793
3.564%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.900%, 09/23/2035	687	744
1.007%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.800%, 12/10/2024	1,269	1,278
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	520	624
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/2024	700	758
Barclays Bank
1.700%, 05/12/2022	360	366
BBVA USA
3.875%, 04/10/2025	430	482
Berkshire Hathaway
3.750%, 08/15/2021 (B)	450	460
Berkshire Hathaway Finance
4.250%, 01/15/2049	1,395	1,853
Blackstone Secured Lending Fund
3.625%, 01/15/2026 (A)	670	689
BNP Paribas
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (A)	930	1,034
4.625%, 03/13/2027 (A)	200	233
4.400%, 08/14/2028 (A)	1,447	1,715
3.375%, 01/09/2025 (A)	290	317
2.219%, VAR United States Secured Overnight Financing Rate+2.074%, 06/09/2026 (A)	600	628
BNP Paribas MTN
4.375%, VAR USD Swap Semi 30/360 5 Yr Curr+1.483%, 03/01/2033 (A)	400	458
3.500%, 03/01/2023 (A)	464	494
BPCE
5.150%, 07/21/2024 (A)	410	467
Brighthouse Financial	769	803
4.700%, 06/22/2047
Brookfield Finance
4.350%, 04/15/2030	160	192
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023	480	486
0.950%, 10/23/2025 (B)	895	908
Charles Schwab
1.650%, 03/11/2031	320	323
Chubb INA Holdings
3.350%, 05/03/2026	200	225
3.150%, 03/15/2025	74	82
2.875%, 11/03/2022	39	41

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CI Financial
3.200%, 12/17/2030	$1,531	$1,567
Citadel
4.875%, 01/15/2027 (A)	660	719
Citibank
0.824%, VAR ICE LIBOR USD 3 Month+0.600%, 05/20/2022	2,405	2,409
Citigroup
8.125%, 07/15/2039	1,064	1,902
6.675%, 09/13/2043	70	114
6.625%, 06/15/2032	100	142
6.300%, VAR ICE LIBOR USD 3 Month+3.423%(C)	300	325
5.950%, VAR ICE LIBOR USD 3 Month+3.905%(C)	930	1,016
5.950%, VAR ICE LIBOR USD 3 Month+4.068%(C)	360	378
5.500%, 09/13/2025	950	1,142
5.316%, VAR United States Secured Overnight Financing Rate+4.548%, 03/26/2041	685	965
5.300%, 05/06/2044	225	317
4.750%, 05/18/2046	100	134
4.650%, 07/30/2045	903	1,209
4.650%, 07/23/2048	490	676
4.500%, 01/14/2022	380	396
4.450%, 09/29/2027	1,295	1,531
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/2031	2,750	3,335
4.400%, 06/10/2025	1,080	1,235
4.300%, 11/20/2026	240	279
4.125%, 07/25/2028	210	246
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/2029	81	95
4.050%, 07/30/2022	70	74
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	1,860	2,187
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039	59	70
3.700%, 01/12/2026	485	551
3.500%, 05/15/2023	630	675
3.400%, 05/01/2026	260	293
3.352%, VAR ICE LIBOR USD 3 Month+0.897%, 04/24/2025	990	1,076
3.300%, 04/27/2025	120	133
3.200%, 10/21/2026	820	917
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	935	961
3.106%, VAR United States Secured Overnight Financing Rate+2.750%, 04/08/2026	350	382

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.572%, VAR United States Secured Overnight Financing Rate+2.107%, 06/03/2031	$1,930	$2,057
1.678%, VAR United States Secured Overnight Financing Rate+1.667%, 05/15/2024	500	515
0.776%, VAR United States Secured Overnight Financing Rate+0.686%, 10/30/2024	1,084	1,091
CME Group
3.000%, 03/15/2025	51	56
Cooperatieve Rabobank UA
4.625%, 12/01/2023	1,630	1,817
4.375%, 08/04/2025	2,150	2,454
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	30	31
Credit Agricole MTN
4.000%, VAR USD Swap Semi 30/360 5 Yr Curr+1.644%, 01/10/2033 (A)	250	280
1.907%, VAR United States Secured Overnight Financing Rate+1.676%, 06/16/2026 (A)	400	415
Credit Suisse Group
4.207%, VAR ICE LIBOR USD 3 Month+1.240%, 06/12/2024 (A)	685	742
4.194%, VAR United States Secured Overnight Financing Rate+3.730%, 04/01/2031 (A)	1,919	2,259
2.997%, VAR ICE LIBOR USD 3 Month+1.200%, 12/14/2023 (A)	607	634
2.593%, VAR United States Secured Overnight Financing Rate+1.560%, 09/11/2025 (A)	1,010	1,063
2.193%, VAR United States Secured Overnight Financing Rate+2.044%, 06/05/2026 (A)	2,336	2,441
Credit Suisse Group Funding Guernsey
3.800%, 06/09/2023	547	589
Credit Suisse NY
2.950%, 04/09/2025	520	571
Danske Bank
5.375%, 01/12/2024 (A)	650	733
5.000%, 01/12/2022 (A)	1,839	1,920
3.875%, 09/12/2023 (A)	200	215
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/2025 (A)	1,768	1,892
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (A)	1,994	2,026
1.226%, 06/22/2024 (A)	200	202
1.171%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.030%, 12/08/2023 (A)	1,316	1,322

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Danske Bank MTN
4.375%, 06/12/2028 (A)	$200	$228
Deutsche Bank NY
2.222%, VAR United States Secured Overnight Financing Rate+2.159%, 09/18/2024	667	686
2.129%, VAR United States Secured Overnight Financing Rate+1.870%, 11/24/2026	981	1,004
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	1,021	1,337
7.050%, 07/15/2028 (A)	1,000	1,244
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A)	1,650	2,087
Federal Realty Investment Trust
3.950%, 01/15/2024	500	544
Fifth Third Bank
3.950%, 07/28/2025	339	387
2.875%, 10/01/2021	730	742
Ford Motor Credit LLC
5.750%, 02/01/2021	140	140
Franklin Resources
1.600%, 10/30/2030	764	760
FS KKR Capital
3.400%, 01/15/2026	1,101	1,094
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%(C)	10	10
Goldman Sachs Group
6.750%, 10/01/2037	564	863
6.250%, 02/01/2041	1,050	1,644
5.750%, 01/24/2022	110	116
5.250%, 07/27/2021	740	761
5.150%, 05/22/2045	820	1,143
4.750%, 10/21/2045	730	1,017
4.250%, 10/21/2025	1,120	1,284
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	1,300	1,542
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	480	556
3.800%, 03/15/2030	2,745	3,230
3.750%, 02/25/2026	560	636
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	980	1,129
3.500%, 04/01/2025	540	600
3.500%, 11/16/2026	900	1,010
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	2,700	2,958
3.200%, 02/23/2023	470	497
1.093%, VAR United States Secured Overnight Financing Rate+0.789%, 12/09/2026	640	647

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.627%,VAR United States Secured Overnight Financing Rate+0.538%, 11/17/2023	$2,619	$2,630
Goldman Sachs Group MTN
4.800%, 07/08/2044	120	166
4.000%, 03/03/2024	1,090	1,204
3.850%, 07/08/2024	330	365
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	880	914
Golub Capital BDC
3.375%, 04/15/2024	1,621	1,650
Guardian Life Global Funding
1.100%, 06/23/2025 (A)	670	680
HSBC Bank
7.650%, 05/01/2025	500	622
4.750%, 01/19/2021 (A)	1,760	1,763
HSBC Bank USA
7.000%, 01/15/2039	275	437
HSBC Holdings
4.950%, 03/31/2030	335	420
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.649% (C)	905	921
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	945	1,118
4.375%, 11/23/2026	345	398
4.300%, 03/08/2026	1,710	1,970
4.250%, 03/14/2024	510	563
4.250%, 08/18/2025	560	636
3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/2030	860	993
2.633%, VAR ICE LIBOR USD 3 Month+1.140%, 11/07/2025	415	442
2.099%, VAR United States Secured Overnight Financing Rate+1.929%, 06/04/2026	200	208
2.013%, VAR United States Secured Overnight Financing Rate+1.732%, 09/22/2028	4,877	4,993
1.645%, VAR United States Secured Overnight Financing Rate+1.538%, 04/18/2026	1,800	1,841
1.589%, VAR United States Secured Overnight Financing Rate+1.290%, 05/24/2027	1,867	1,899
ILFC E-Capital Trust II
3.480%, 12/21/2065 (A)(D)	400	277
Inter-American Development Bank MTN
0.875%, 04/03/2025	1,246	1,270
Intercontinental Exchange
2.650%, 09/15/2040	237	243
1.850%, 09/15/2032	674	679

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Intesa Sanpaolo
3.375%, 01/12/2023 (A)	$440	$461
3.125%, 07/14/2022 (A)(B)	600	621
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	2,320	2,538
JPMorgan Chase
8.750%, 09/01/2030	970	1,443
4.950%, 06/01/2045	180	255
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	300	366
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	84	110
4.250%, 10/01/2027	720	854
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	800	956
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	645	818
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	2,805	3,090
3.900%, 07/15/2025	680	773
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	115	145
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	325	396
3.875%, 09/10/2024	1,140	1,277
3.625%, 05/13/2024	230	254
3.625%, 12/01/2027	230	261
3.200%, 01/25/2023	100	106
3.200%, 06/15/2026	400	447
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/2051	130	145
2.956%, VAR United States Secured Overnight Financing Rate+2.515%, 05/13/2031	952	1,044
2.950%, 10/01/2026	377	418
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	165	179
2.522%, VAR United States Secured Overnight Financing Rate+2.040%, 04/22/2031	450	484
2.301%, VAR United States Secured Overnight Financing Rate+1.160%, 10/15/2025	1,190	1,263
2.182%, VAR United States Secured Overnight Financing Rate+1.890%, 06/01/2028	966	1,025
2.083%, VAR United States Secured Overnight Financing Rate+1.850%, 04/22/2026	830	877

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.005%, VAR United States Secured Overnight Financing Rate+1.585%, 03/13/2026	$660	$693
1.764%, VAR United States Secured Overnight Financing Rate+1.105%,11/19/2031	965	974
1.514%, VAR United States Secured Overnight Financing Rate+1.455%, 06/01/2024	1,340	1,376
1.045%, VAR United States Secured Overnight Financing Rate+0.800%, 11/19/2026	1,759	1,779
0.760%, VAR ICE LIBOR USD 3 Month+0.550%, 02/01/2027	1,590	1,485
KKR Group Finance II
5.500%, 02/01/2043 (A)	80	106
KKR Group Finance III
5.125%, 06/01/2044 (A)	535	702
Landwirtschaftliche Rentenbank
0.500%, 05/27/2025	1,933	1,940
Lloyds Banking Group
4.375%, 03/22/2028	925	1,101
4.344%, 01/09/2048	200	245
4.050%, 08/16/2023	1,390	1,519
3.900%, 03/12/2024	800	879
3.100%, 07/06/2021	490	497
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	410	428
Macquarie Bank
3.624%, 06/03/2030 (A)	425	465
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (A)	88	97
Mercury General
4.400%, 03/15/2027	935	1,035
MetLife
6.400%, 12/15/2036	420	543
5.700%, 06/15/2035	15	22
MetLife Capital Trust IV
7.875%, 12/15/2037 (A)	800	1,128
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (A)	1,955	2,230
2.400%, 01/08/2021 (A)	245	245
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	230	237
Morgan Stanley
3.625%, 01/20/2027	852	976
0.985%, VAR United States Secured Overnight Financing Rate+0.720%, 12/10/2026	1,605	1,617
Morgan Stanley MTN
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030	340	414
4.100%, 05/22/2023	1,665	1,807

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 07/23/2025	$1,124	$1,286
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	119	147
3.875%, 04/29/2024	1,685	1,867
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	1,080	1,252
3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/2031	3,039	3,535
3.125%, 07/27/2026	190	212
2.750%, 05/19/2022	1	1
2.720%, VAR United States Secured Overnight Financing Rate+1.152%, 07/22/2025	980	1,048
2.699%, VAR United States Secured Overnight Financing Rate+1.143%, 01/22/2031	520	566
2.625%, 11/17/2021	1,066	1,087
2.188%, VAR United States Secured Overnight Financing Rate+1.990%, 04/28/2026	1,461	1,543
1.794%, VAR United States Secured Overnight Financing Rate+1.034%, 02/13/2032	1,933	1,947
0.864%, VAR United States Secured Overnight Financing Rate+0.745%, 10/21/2025	1,137	1,146
0.560%, VAR United States Secured Overnight Financing Rate+0.466%, 11/10/2023	1,127	1,130
MUFG Bank
4.100%, 09/09/2023 (A)	200	219
National Australia Bank MTN
2.332%, 08/21/2030 (A)	925	940
National Securities Clearing
1.500%, 04/23/2025 (A)	3,035	3,142
1.200%, 04/23/2023 (A)	410	418
Nationwide Building Society
4.363%, VAR ICE LIBOR USD 3 Month+1.392%, 08/01/2024 (A)	800	869
3.766%, VAR ICE LIBOR USD 3 Month+1.064%, 03/08/2024 (A)	1,090	1,160
Nationwide Building Society MTN
3.622%, VAR ICE LIBOR USD 3 Month+1.181%, 04/26/2023 (A)	830	862
Nationwide Financial Services
3.900%, 11/30/2049 (A)	759	845
Nationwide Mutual Insurance
4.350%, 04/30/2050 (A)	437	513
2.507%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (A)	3,735	3,732
Natwest Group
6.000%, 12/19/2023	860	983

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.125%, 05/28/2024	$490	$554
4.892%, VAR ICE LIBOR USD 3 Month+1.754%, 05/18/2029	200	240
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	830	906
4.269%, VAR ICE LIBOR USD 3 Month+1.762%, 03/22/2025	220	243
3.875%, 09/12/2023	720	781
3.754%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.100%, 11/01/2029	509	542
3.073%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.550%, 05/22/2028	520	564
New York Life Global Funding
2.875%, 04/10/2024 (A)	1,045	1,123
0.950%, 06/24/2025 (A)	340	345
New York Life Insurance
6.750%, 11/15/2039 (A)	345	535
Nomura Holdings
3.103%, 01/16/2030	1,236	1,349
2.679%, 07/16/2030	493	522
2.648%, 01/16/2025	550	587
Nordea Bank Abp
4.875%, 05/13/2021 (A)	250	254
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (A)	1,212	1,408
Ohio National Financial Services
5.550%, 01/24/2030 (A)	625	653
Owl Rock Capital
3.400%, 07/15/2026	640	649
Park Aerospace Holdings
5.500%, 02/15/2024 (A)	500	545
5.250%, 08/15/2022 (A)	270	283
4.500%, 03/15/2023 (A)	2,070	2,169
Pipeline Funding
7.500%, 01/15/2030 (A)	410	538
Principal Life Global Funding II
1.250%, 06/23/2025 (A)	160	163
Prudential Financial MTN
5.625%, 05/12/2041	10	13
Raymond James Financial
4.950%, 07/15/2046	180	247
Royal Bank of Canada MTN
3.200%, 04/30/2021	480	485
1.600%, 04/17/2023	760	781
1.150%, 06/10/2025	460	470
Santander Holdings USA
4.500%, 07/17/2025	153	174
4.400%, 07/13/2027	363	415
3.450%, 06/02/2025	1,995	2,179
3.400%, 01/18/2023	232	244
3.244%, 10/05/2026	724	786

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Santander UK Group Holdings
4.796%, VAR ICE LIBOR USD 3 Month+1.570%, 11/15/2024	$2,750	$3,059
3.373%, VAR ICE LIBOR USD 3Month+1.080%, 01/05/2024	760	800
1.532%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.250%, 08/21/2026	2,131	2,163
Scentre Group Trust 1
4.375%, 05/28/2030 (A)	635	732
3.625%, 01/28/2026 (A)	1,132	1,254
Societe Generale
1.488%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.100%, 12/14/2026 (A)	1,611	1,625
Societe Generale MTN
3.653%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 07/08/2035 (A)	437	473
2.625%, 01/22/2025 (A)	735	778
State Street
3.300%, 12/16/2024	70	78
3.152%, VAR United States Secured Overnight Financing Rate+2.650%, 03/30/2031	710	809
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	340	343
Svensk Exportkredit MTN
0.750%, 04/06/2023	1,711	1,729
Svenska Handelsbanken MTN
3.350%, 05/24/2021	500	506
Swedbank
1.300%, 06/02/2023 (A)	580	591
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	124	195
4.900%, 09/15/2044 (A)	240	325
3.300%, 05/15/2050 (A)	2,455	2,675
The Vanguard Group
3.050%, 08/22/2050	670	626
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	590	598
1.150%, 06/12/2025	460	470
0.750%, 06/12/2023	910	920
Truist Financial MTN
2.200%, 03/16/2023	1,625	1,687
Trust Fibra Uno
6.390%, 01/15/2050 (A)	327	383
4.869%, 01/15/2030 (A)	410	467
UBS
1.750%, 04/21/2022 (A)	850	865

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UBS Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344% (A)(C)	$1,640	$1,798
4.253%, 03/23/2028 (A)	350	410
4.125%, 09/24/2025 (A)	200	229
3.491%, 05/23/2023 (A)	1,650	1,717
2.859%, VAR ICE LIBOR USD 3 Month+0.954%, 08/15/2023 (A)	200	207
2.650%, 02/01/2022 (A)	385	395
UniCredit MTN
6.572%, 01/14/2022 (A)	1,350	1,423
US Bancorp
2.400%, 07/30/2024	1,410	1,503
1.450%, 05/12/2025	1,020	1,059
US Bancorp MTN
2.950%, 07/15/2022	25	26
US Bank
3.150%, 04/26/2021	550	554
USAA Capital
1.500%, 05/01/2023 (A)	150	154
Validus Holdings
8.875%, 01/26/2040	905	1,498
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%(C)	2,790	2,825
WEA Finance
4.750%, 09/17/2044 (A)	230	249
3.750%, 09/17/2024 (A)	990	1,044
Wells Fargo
7.950%, 11/15/2029	495	677
5.375%, 11/02/2043	400	556
3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/2041	2,795	3,040
3.000%, 10/23/2026	1,030	1,141
2.188%, VAR United States Secured Overnight Financing Rate+2.000%, 04/30/2026	2,760	2,906
Wells Fargo MTN
5.013%, VAR ICE LIBOR USD 3 Month+4.240%, 04/04/2051	10,111	14,370
4.900%, 11/17/2045	909	1,211
4.750%, 12/07/2046	700	916
4.650%, 11/04/2044	261	335
4.600%, 04/01/2021	160	162
4.478%, VAR ICE LIBOR USD 3 Month+3.770%, 04/04/2031	2,630	3,215
4.400%, 06/14/2046	1,370	1,715
4.150%, 01/24/2029	1,010	1,199
4.125%, 08/15/2023	900	983
3.750%, 01/24/2024	250	273
3.500%, 03/08/2022	430	446
3.450%, 02/13/2023	660	699

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/2027	$1,550	$1,719
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	2,285	2,493
2.625%, 07/22/2022	735	761
2.406%, VAR ICE LIBOR USD 3 Month+0.825%, 10/30/2025	1,005	1,063
Westpac Banking
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.750%, 11/15/2035	1,567	1,614

		390,268

Health Care — 3.7%
Abbott Laboratories
4.900%, 11/30/2046	470	697
4.750%, 11/30/2036	260	358
3.750%, 11/30/2026	463	542
AbbVie
5.000%, 12/15/2021	35	36
4.875%, 11/14/2048	300	406
4.625%, 10/01/2042	38	48
4.500%, 05/14/2035	715	898
4.450%, 05/14/2046	233	296
4.400%, 11/06/2042	1,000	1,256
4.300%, 05/14/2036	228	281
4.250%, 11/14/2028	571	685
4.250%, 11/21/2049	5,435	6,814
4.050%, 11/21/2039	940	1,138
3.800%, 03/15/2025	2,022	2,255
3.750%, 11/14/2023	186	203
3.600%, 05/14/2025	770	858
3.450%, 03/15/2022	370	382
3.200%, 11/06/2022	44	46
3.200%, 11/21/2029	2,546	2,853
2.950%, 11/21/2026	695	769
2.900%, 11/06/2022	10	10
2.600%, 11/21/2024	1,820	1,951
2.300%, 11/21/2022	2,912	3,018
Advocate Health & Hospitals
2.211%, 06/15/2030	1,615	1,683
Aetna
3.875%, 08/15/2047	339	404
2.800%, 06/15/2023	2,650	2,788
Amgen
5.150%, 11/15/2041	332	463
4.663%, 06/15/2051	576	786
3.625%, 05/22/2024	130	143
3.150%, 02/21/2040	392	431
2.770%, 09/01/2053 (A)	456	458
Anthem
4.625%, 05/15/2042	41	53

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.650%, 12/01/2027	$220	$254
3.500%, 08/15/2024	90	99
3.350%, 12/01/2024	1,425	1,570
3.125%, 05/15/2022	468	486
2.950%, 12/01/2022	661	692
2.250%, 05/15/2030	1,474	1,566
AstraZeneca
3.500%, 08/17/2023	315	339
Bausch Health
7.250%, 05/30/2029 (A)	200	225
6.250%, 02/15/2029 (A)	470	511
5.500%, 11/01/2025 (A)	20	21
Baxalta
3.600%, 06/23/2022	546	568
Baxter International
3.950%, 04/01/2030 (A)	425	508
BayCare Health System
3.831%, 11/15/2050	1,595	1,994
Bayer US Finance
3.375%, 10/08/2024 (A)	2,300	2,510
Bayer US Finance II
4.875%, 06/25/2048 (A)	2,605	3,355
4.700%, 07/15/2064 (A)	210	252
4.625%, 06/25/2038 (A)	420	510
4.375%, 12/15/2028 (A)	3,535	4,158
4.250%, 12/15/2025 (A)	845	966
Becton Dickinson
4.685%, 12/15/2044	301	389
3.734%, 12/15/2024	1,047	1,161
3.700%, 06/06/2027	121	139
3.363%, 06/06/2024	1,670	1,815
Biogen
5.200%, 09/15/2045	120	163
3.625%, 09/15/2022	430	453
Bon Secours Mercy Health
3.464%, 06/01/2030	855	971
Bristol-Myers Squibb
5.250%, 08/15/2043	40	57
5.000%, 08/15/2045	230	333
4.550%, 02/20/2048	166	232
4.350%, 11/15/2047	203	273
4.250%, 10/26/2049	256	346
3.900%, 02/20/2028	487	577
3.875%, 08/15/2025	460	525
3.550%, 08/15/2022	360	379
3.450%, 11/15/2027	453	523
3.400%, 07/26/2029	812	945
3.200%, 06/15/2026	770	866
2.900%, 07/26/2024	1,800	1,953
2.875%, 02/19/2021	80	80
2.750%, 02/15/2023	300	315
2.600%, 05/16/2022	550	567

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.550%, 11/13/2050	$775	$791
2.350%, 11/13/2040	252	258
2.250%, 08/15/2021	420	425
1.450%, 11/13/2030	1,180	1,186
1.125%, 11/13/2027	1,011	1,021
0.750%, 11/13/2025	674	679
Centene
4.625%, 12/15/2029	230	255
3.375%, 02/15/2030	230	242
3.000%, 10/15/2030	5,136	5,444
Cigna
4.900%, 12/15/2048	560	770
4.375%, 10/15/2028	730	882
4.125%, 11/15/2025	290	334
3.875%, 10/15/2047	1,075	1,273
3.750%, 07/15/2023	872	943
3.400%, 09/17/2021	1,073	1,096
3.400%, 03/01/2027	380	429
3.400%, 03/15/2050	120	135
2.400%, 03/15/2030	435	464
CommonSpirit Health
4.350%, 11/01/2042	480	562
4.187%, 10/01/2049	635	739
2.782%, 10/01/2030	640	678
CVS Health
5.125%, 07/20/2045	670	902
5.050%, 03/25/2048	4,945	6,702
4.780%, 03/25/2038	809	1,025
4.300%, 03/25/2028	3,074	3,658
4.250%, 04/01/2050	30	37
4.125%, 04/01/2040	160	192
3.875%, 07/20/2025	515	583
3.750%, 04/01/2030	400	465
3.700%, 03/09/2023	304	325
3.625%, 04/01/2027	890	1,013
3.350%, 03/09/2021	112	113
3.000%, 08/15/2026	339	375
2.750%, 12/01/2022	510	530
2.700%, 08/21/2040	497	503
1.750%, 08/21/2030	164	165
CVS Pass-Through Trust
5.926%, 01/10/2034 (A)	72	87
Danaher
3.350%, 09/15/2025	315	353
2.600%, 10/01/2050	402	417
DH Europe Finance II Sarl
3.400%, 11/15/2049	6	7
2.600%, 11/15/2029	640	700
2.200%, 11/15/2024	863	915
2.050%, 11/15/2022	502	518
Eli Lilly
2.250%, 05/15/2050	476	468

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (A)	$170	$179
Gilead Sciences
5.650%, 12/01/2041	35	50
4.750%, 03/01/2046	380	504
4.500%, 02/01/2045	10	13
3.700%, 04/01/2024	410	447
3.650%, 03/01/2026	460	522
3.250%, 09/01/2022	670	700
2.800%, 10/01/2050	241	239
2.600%, 10/01/2040	545	550
1.650%, 10/01/2030	511	513
1.200%, 10/01/2027	511	515
GlaxoSmithKline Capital
3.000%, 06/01/2024	310	334
2.850%, 05/08/2022	30	31
HCA
5.875%, 02/01/2029	410	493
5.625%, 09/01/2028	60	71
5.500%, 06/15/2047	60	80
5.375%, 02/01/2025	160	180
5.250%, 04/15/2025	820	957
5.250%, 06/15/2026	30	35
5.250%, 06/15/2049	2,317	3,060
5.125%, 06/15/2039	935	1,196
5.000%, 03/15/2024	1,390	1,564
4.500%, 02/15/2027	20	23
3.500%, 09/01/2030	520	553
Health Care Service A Mutual Legal Reserve
2.200%, 06/01/2030 (A)	855	894
1.500%, 06/01/2025 (A)	770	790
Humana
4.950%, 10/01/2044	60	81
4.800%, 03/15/2047	30	40
4.625%, 12/01/2042	170	218
4.500%, 04/01/2025	80	92
3.950%, 03/15/2027	70	81
3.850%, 10/01/2024	1,470	1,627
3.150%, 12/01/2022	560	585
Johnson & Johnson
3.700%, 03/01/2046	170	217
3.625%, 03/03/2037	260	318
3.500%, 01/15/2048	92	114
3.400%, 01/15/2038	173	209
2.625%, 01/15/2025	86	93
2.450%, 09/01/2060	935	973
2.100%, 09/01/2040	113	114
0.950%, 09/01/2027	610	613
0.550%, 09/01/2025	300	301
Medtronic
4.625%, 03/15/2045	9	13
3.500%, 03/15/2025	241	270

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Merck
3.700%, 02/10/2045	$220	$274
2.450%, 06/24/2050	68	70
2.400%, 09/15/2022	29	30
2.350%, 06/24/2040	228	236
1.450%, 06/24/2030	1,380	1,399
0.750%, 02/24/2026	530	536
Mylan
3.950%, 06/15/2026	1,390	1,590
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	811
Partners Healthcare System
3.342%, 07/01/2060	1,170	1,336
3.192%, 07/01/2049	115	127
Perrigo Finance Unlimited
4.900%, 12/15/2044	280	313
3.150%, 06/15/2030	538	575
Pfizer
4.000%, 12/15/2036	815	1,032
2.800%, 03/11/2022	302	311
2.625%, 04/01/2030	1,230	1,373
1.700%, 05/28/2030	420	436
0.800%, 05/28/2025	670	682
Regeneron Pharmaceuticals
2.800%, 09/15/2050	389	377
1.750%, 09/15/2030	1,844	1,816
Royalty Pharma
3.550%, 09/02/2050 (A)	424	452
2.200%, 09/02/2030 (A)	780	801
1.750%, 09/02/2027 (A)	740	761
1.200%, 09/02/2025 (A)	700	712
0.750%, 09/02/2023 (A)	1,090	1,095
RWJ Barnabas Health
3.949%, 07/01/2046	1,030	1,254
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/2023	2,394	2,539
Smith & Nephew
2.032%, 10/14/2030	670	683
Stryker
2.900%, 06/15/2050	473	502
1.950%, 06/15/2030	298	307
1.150%, 06/15/2025	674	688
Takeda Pharmaceutical
4.400%, 11/26/2023	2,174	2,407
3.175%, 07/09/2050	1,310	1,397
2.050%, 03/31/2030	1,236	1,265
Teva Pharmaceutical Finance BV
3.650%, 11/10/2021	680	688
2.950%, 12/18/2022	190	190
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021	130	132

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/2025	$600	$663
6.000%, 04/15/2024	200	213
3.150%, 10/01/2026	340	327
2.800%, 07/21/2023	630	624
2.200%, 07/21/2021	750	748
Thermo Fisher Scientific
4.497%, 03/25/2030	1,392	1,740
UnitedHealth Group
5.800%, 03/15/2036	280	419
4.625%, 07/15/2035	523	701
4.450%, 12/15/2048	90	124
4.250%, 04/15/2047	450	598
4.250%, 06/15/2048	110	147
3.875%, 12/15/2028	170	204
3.875%, 08/15/2059	533	690
3.750%, 07/15/2025	270	308
3.750%, 10/15/2047	270	335
3.700%, 12/15/2025	339	389
3.700%, 08/15/2049	150	188
3.500%, 06/15/2023	150	162
3.500%, 08/15/2039	108	128
3.375%, 11/15/2021	75	76
3.350%, 07/15/2022	28	29
3.125%, 05/15/2060	50	58
2.875%, 12/15/2021	290	297
2.875%, 03/15/2023	50	53
2.750%, 05/15/2040	727	789
2.375%, 10/15/2022	70	73
2.000%, 05/15/2030	730	774
1.250%, 01/15/2026	170	175
Viatris
4.000%, 06/22/2050 (A)	675	773
2.300%, 06/22/2027 (A)	195	208
Wyeth
5.950%, 04/01/2037	470	705

		167,681

Industrials — 2.7%
3M
3.700%, 04/15/2050	660	819
3.250%, 08/26/2049	220	254
3.050%, 04/15/2030	90	102
2.375%, 08/26/2029	390	422
Adani International Container Terminal Pvt
3.000%, 02/16/2031 (A)	279	280
Adani Ports & Special Economic Zone
4.200%, 08/04/2027 (A)	594	637
AerCap Ireland Capital DAC
6.500%, 07/15/2025	672	803
5.000%, 10/01/2021	1,100	1,132

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.875%, 01/16/2024	$1,829	$1,997
4.625%, 07/01/2022	378	398
3.950%, 02/01/2022	1,047	1,077
3.875%, 01/23/2028	345	372
3.650%, 07/21/2027	650	706
3.500%, 05/26/2022	313	324
3.500%, 01/15/2025	232	246
3.150%, 02/15/2024	1,227	1,286
Air Lease
3.625%, 04/01/2027	221	237
3.625%, 12/01/2027	216	233
3.500%, 01/15/2022	1,110	1,142
3.375%, 07/01/2025	310	333
3.250%, 03/01/2025	1,645	1,761
Air Lease MTN
2.300%, 02/01/2025	355	368
Avolon Holdings Funding
5.250%, 05/15/2024 (A)	120	131
BAE Systems
4.750%, 10/11/2021 (A)	2,100	2,167
Boeing
5.930%, 05/01/2060	20	28
5.805%, 05/01/2050	1,603	2,209
5.705%, 05/01/2040	600	779
5.150%, 05/01/2030	740	896
5.040%, 05/01/2027	160	187
4.875%, 05/01/2025	1,500	1,710
4.508%, 05/01/2023	1,050	1,135
3.750%, 02/01/2050	707	744
3.625%, 02/01/2031	523	572
3.625%, 03/01/2048	23	23
3.550%, 03/01/2038	196	200
3.250%, 02/01/2028	682	732
3.250%, 02/01/2035	1,210	1,241
3.200%, 03/01/2029	490	517
3.100%, 05/01/2026	160	171
2.800%, 03/01/2027	190	197
2.700%, 02/01/2027	540	562
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	142
5.400%, 06/01/2041	50	73
4.150%, 12/15/2048	150	201
4.050%, 06/15/2048	124	163
3.450%, 09/15/2021	91	92
Canadian Pacific Railway
6.125%, 09/15/2115	44	74
Carrier Global
3.577%, 04/05/2050	100	112
3.377%, 04/05/2040	190	208
2.700%, 02/15/2031	60	64
Cintas No. 2
3.700%, 04/01/2027	400	461

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.900%, 04/01/2022	$400	$412
CNH Industrial Capital
1.875%, 01/15/2026	1,030	1,079
Continental Airlines Pass- Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,307	1,323
CoStar Group
2.800%, 07/15/2030 (A)	830	862
Crowley Conro
4.181%, 08/15/2043	455	544
CSX
4.750%, 11/15/2048	219	300
4.300%, 03/01/2048	40	51
2.500%, 05/15/2051	226	225
DAE Funding
5.750%, 11/15/2023 (A)	70	72
Deere
3.750%, 04/15/2050	787	1,020
3.100%, 04/15/2030	100	115
Delta Air Lines
7.375%, 01/15/2026	580	663
7.000%, 05/01/2025 (A)	2,410	2,782
4.750%, 10/20/2028 (A)	1,207	1,317
4.500%, 10/20/2025 (A)	1,769	1,891
4.375%, 04/19/2028	153	154
3.800%, 04/19/2023	381	391
3.625%, 03/15/2022	330	340
3.400%, 04/19/2021	510	513
2.900%, 10/28/2024	60	59
Delta Air Lines Pass Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	3,880	3,872
DP World MTN
5.625%, 09/25/2048 (A)	990	1,260
Eaton
7.625%, 04/01/2024	75	90
4.150%, 11/02/2042	140	177
2.750%, 11/02/2022	900	939
Equifax
3.950%, 06/15/2023	1,612	1,742
2.600%, 12/15/2025	255	275
GE Capital Funding
4.400%, 05/15/2030 (A)	2,064	2,433
3.450%, 05/15/2025 (A)	381	420
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	4,036	4,817
General Dynamics
4.250%, 04/01/2040	880	1,146
4.250%, 04/01/2050	230	313
3.500%, 05/15/2025	60	67
3.250%, 04/01/2025	160	177

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Electric
4.350%, 05/01/2050	$512	$623
4.250%, 05/01/2040	2,105	2,489
3.625%, 05/01/2030	1,386	1,584
3.450%, 05/01/2027	1,039	1,175
General Electric MTN
6.875%, 01/10/2039	1,216	1,790
6.750%, 03/15/2032	1,335	1,872
6.150%, 08/07/2037	394	543
5.875%, 01/14/2038	3,330	4,513
0.701%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	2,400	1,752
GFL Environmental
4.250%, 06/01/2025 (A)	250	259
Honeywell International
1.950%, 06/01/2030	940	993
1.350%, 06/01/2025	310	321
Hutama Karya Persero MTN
3.750%, 05/11/2030 (A)	386	431
IHS Markit
5.000%, 11/01/2022 (A)	750	802
4.750%, 02/15/2025 (A)	355	407
4.750%, 08/01/2028	1,215	1,496
John Deere Capital MTN
1.200%, 04/06/2023	743	758
0.550%, 07/05/2022	965	970
L3Harris Technologies
5.054%, 04/27/2045	270	373
4.854%, 04/27/2035	80	105
Lockheed Martin
4.500%, 05/15/2036	90	119
4.070%, 12/15/2042	91	118
3.550%, 01/15/2026	1,190	1,352
3.100%, 01/15/2023	50	53
Mileage Plus Holdings
6.500%, 06/20/2027 (A)	510	548
Northrop Grumman
5.250%, 05/01/2050	350	520
5.150%, 05/01/2040	490	677
4.030%, 10/15/2047	948	1,190
3.250%, 08/01/2023	1,636	1,758
3.250%, 01/15/2028	1,642	1,857
2.930%, 01/15/2025	856	931
2.550%, 10/15/2022	1,295	1,344
Otis Worldwide
3.112%, 02/15/2040	555	603
2.056%, 04/05/2025	220	233
Parker-Hannifin
2.700%, 06/14/2024	400	429
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	320	350

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Raytheon Technologies
4.625%, 11/16/2048	$51	$69
4.500%, 06/01/2042	430	561
4.450%, 11/16/2038	484	610
4.150%, 05/15/2045	59	75
4.125%, 11/16/2028	280	334
3.950%, 08/16/2025	963	1,105
3.650%, 08/16/2023	65	70
3.150%, 12/15/2024	200	217
2.250%, 07/01/2030	420	446
Republic Services
3.950%, 05/15/2028	335	393
2.500%, 08/15/2024	635	678
1.750%, 02/15/2032	675	677
1.450%, 02/15/2031	1,650	1,615
Roper Technologies
1.000%, 09/15/2025	420	425
Southwest Airlines
5.125%, 06/15/2027	1,010	1,202
4.750%, 05/04/2023	675	734
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	610	683
Teck Resources
6.125%, 10/01/2035	150	193
TransDigm
8.000%, 12/15/2025 (A)	120	133
6.250%, 03/15/2026 (A)	280	298
Union Pacific
3.950%, 09/10/2028	1,595	1,894
3.839%, 03/20/2060	1,030	1,275
3.750%, 07/15/2025	340	386
3.750%, 02/05/2070	330	399
3.250%, 02/05/2050	1,998	2,278
3.150%, 03/01/2024	267	289
2.973%, 09/16/2062 (A)	82	86
2.950%, 03/01/2022	560	577
2.400%, 02/05/2030	617	664
2.150%, 02/05/2027	498	528
United Parcel Service
5.300%, 04/01/2050	480	723
5.200%, 04/01/2040	240	341
United Rentals North America
4.875%, 01/15/2028	150	160
3.875%, 11/15/2027	100	105
3.875%, 02/15/2031	820	860
US Airways Pass-Through Trust, Ser 2012- 2, Cl A
4.625%, 06/03/2025	526	469
Waste Management
4.150%, 07/15/2049	210	280
3.500%, 05/15/2024	370	404

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 11/15/2050	$162	$164

		120,299

Information Technology – 1.9%
Apple
4.650%, 02/23/2046	270	384
4.375%, 05/13/2045	360	493
4.250%, 02/09/2047	390	532
3.850%, 05/04/2043	220	278
3.200%, 05/13/2025	64	71
3.200%, 05/11/2027	232	262
2.850%, 05/06/2021	113	114
2.650%, 05/11/2050	777	825
2.550%, 08/20/2060	738	759
2.450%, 08/04/2026	1,410	1,539
2.150%, 02/09/2022	82	84
1.550%, 08/04/2021	20	20
1.125%, 05/11/2025	1,110	1,141
Avnet
3.750%, 12/01/2021	1,000	1,024
Broadcom
4.750%, 04/15/2029	565	674
4.700%, 04/15/2025	1,883	2,158
4.250%, 04/15/2026	540	618
4.150%, 11/15/2030	1,845	2,136
3.875%, 01/15/2027	762	855
3.150%, 11/15/2025	3,325	3,631
3.125%, 10/15/2022	500	523
2.250%, 11/15/2023	690	721
Dell International
6.100%, 07/15/2027 (A)	320	398
6.020%, 06/15/2026 (A)	39	48
5.300%, 10/01/2029 (A)	322	395
4.900%, 10/01/2026 (A)	161	190
Fiserv
3.500%, 07/01/2029	156	178
3.200%, 07/01/2026	540	605
Flex
4.875%, 05/12/2030	844	1,015
Hewlett Packard Enterprise
4.650%, 10/01/2024	2,245	2,548
HP
2.200%, 06/17/2025	1,013	1,073
Intel
4.750%, 03/25/2050	3,380	4,717
4.600%, 03/25/2040	300	396
3.700%, 07/29/2025	223	252
3.300%, 10/01/2021	35	36
3.250%, 11/15/2049	515	576
3.100%, 07/29/2022	35	37
International Business Machines
4.150%, 05/15/2039	100	127

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.300%, 05/15/2026	$196	$221
3.000%, 05/15/2024	1,510	1,636
KLA
3.300%, 03/01/2050	428	483
Marvell Technology Group
4.200%, 06/22/2023	810	877
Mastercard
3.850%, 03/26/2050	80	103
3.375%, 04/01/2024	250	274
3.350%, 03/26/2030	635	738
Micron Technology
2.497%, 04/24/2023	1,427	1,487
Microsoft
4.100%, 02/06/2037	749	983
3.950%, 08/08/2056	199	273
3.700%, 08/08/2046	170	216
3.625%, 12/15/2023	89	97
3.500%, 02/12/2035	156	192
3.450%, 08/08/2036	580	715
3.300%, 02/06/2027	1,550	1,769
2.875%, 02/06/2024	1,010	1,085
2.700%, 02/12/2025	250	272
2.675%, 06/01/2060	406	440
2.525%, 06/01/2050	546	576
2.400%, 02/06/2022	600	612
2.400%, 08/08/2026	1,700	1,855
2.375%, 02/12/2022	20	20
2.375%, 05/01/2023	20	21
1.550%, 08/08/2021	400	403
NVIDIA
3.700%, 04/01/2060	310	398
3.500%, 04/01/2040	430	516
3.500%, 04/01/2050	2,562	3,108
2.850%, 04/01/2030	1,735	1,952
NXP BV
4.300%, 06/18/2029 (A)	421	502
3.875%, 06/18/2026 (A)	1,285	1,471
3.150%, 05/01/2027 (A)	542	598
2.700%, 05/01/2025 (A)	280	301
Oracle
4.000%, 11/15/2047	484	598
3.900%, 05/15/2035	1,720	2,112
3.850%, 04/01/2060	531	653
3.800%, 11/15/2037	227	274
3.600%, 04/01/2040	1,040	1,218
2.950%, 11/15/2024	539	586
2.950%, 04/01/2030	1,040	1,163
2.800%, 04/01/2027	962	1,061
2.625%, 02/15/2023	416	435
PayPal Holdings
2.300%, 06/01/2030	2,545	2,725
1.650%, 06/01/2025	1,619	1,691

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.350%, 06/01/2023	$1,258	$1,288
Prosus
4.850%, 07/06/2027 (A)	550	632
3.832%, 02/08/2051 (A)	320	314
Prosus MTN
4.027%, 08/03/2050 (A)	530	555
QUALCOMM
1.300%, 05/20/2028 (A)	961	972
salesforce.com
3.700%, 04/11/2028	670	791
3.250%, 04/11/2023	480	511
Tencent Holdings MTN
3.595%, 01/19/2028 (A)	570	629
Texas Instruments
4.150%, 05/15/2048	300	401
1.750%, 05/04/2030	290	301
1.375%, 03/12/2025	399	414
TSMC Global
1.375%, 09/28/2030 (A)	1,925	1,890
1.000%, 09/28/2027 (A)	310	307
0.750%, 09/28/2025 (A)	370	368
Visa
4.300%, 12/14/2045	690	945
3.650%, 09/15/2047	235	295
3.150%, 12/14/2025	1,410	1,582
1.900%, 04/15/2027	755	804

		81,142

Materials – 0.9%
Air Liquide Finance
2.250%, 09/27/2023 (A)	590	617
Amcor Finance USA
4.500%, 05/15/2028 (B)	360	430
3.625%, 04/28/2026	2,425	2,733
Anglo American Capital
4.750%, 04/10/2027 (A)	720	849
4.000%, 09/11/2027 (A)	200	230
3.625%, 09/11/2024 (A)	710	773
ArcelorMittal
7.250%, 10/15/2039	120	168
4.550%, 03/11/2026	330	371
3.600%, 07/16/2024	600	648
Barrick
5.250%, 04/01/2042	80	110
Barrick North America Finance
5.750%, 05/01/2043	290	423
5.700%, 05/30/2041	705	1,020
BHP Billiton Finance USA
5.000%, 09/30/2043	410	603
4.125%, 02/24/2042	40	52
2.875%, 02/24/2022	50	52

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CCL Industries
3.050%, 06/01/2030 (A)	$850	$927
Dow Chemical
5.250%, 11/15/2041	25	33
4.800%, 05/15/2049	360	486
4.375%, 11/15/2042	163	200
3.600%, 11/15/2050	180	202
2.100%, 11/15/2030	966	991
DuPont de Nemours
4.493%, 11/15/2025	1,775	2,072
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (A)	480	535
Freeport-McMoRan
5.450%, 03/15/2043	605	753
5.400%, 11/14/2034	40	50
4.625%, 08/01/2030	180	198
4.550%, 11/14/2024	40	44
3.875%, 03/15/2023	20	21
Glencore Funding
4.125%, 05/30/2023 (A)	200	216
4.125%, 03/12/2024 (A)	1,340	1,475
4.000%, 03/27/2027 (A)	1,200	1,357
3.875%, 10/27/2027 (A)	220	248
3.000%, 10/27/2022 (A)	30	31
Industrias Penoles
4.150%, 09/12/2029 (A)	1,005	1,131
International Flavors & Fragrances
5.000%, 09/26/2048	1,505	2,026
LYB International Finance III
3.625%, 04/01/2051	296	323
3.375%, 10/01/2040	793	836
2.250%, 10/01/2030	162	167
1.250%, 10/01/2025	375	382
LyondellBasell Industries
5.750%, 04/15/2024	200	230
Nacional del Cobre de Chile
4.250%, 07/17/2042 (A)	970	1,134
Newcrest Finance Pty
3.250%, 05/13/2030 (A)	630	696
Newmont
2.250%, 10/01/2030	2,145	2,258
Nucor
2.700%, 06/01/2030	431	474
2.000%, 06/01/2025	336	356
Nutrien
5.000%, 04/01/2049	325	449
Nutrition & Biosciences
3.468%, 12/01/2050 (A)	1,045	1,135
1.230%, 10/01/2025 (A)	2,818	2,848
OCP
4.500%, 10/22/2025 (A)	400	435

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Reliance Steel & Aluminum
2.150%, 08/15/2030	$688	$707
1.300%, 08/15/2025	265	269
Southern Copper
5.250%, 11/08/2042	2,030	2,721
Suzano Austria GmbH
3.750%, 01/15/2031	1,130	1,199
Syngenta Finance
3.933%, 04/23/2021 (A)	650	654
Teck Resources
6.250%, 07/15/2041	399	510
6.000%, 08/15/2040	30	38
5.200%, 03/01/2042	246	281
Vale Overseas
6.875%, 11/21/2036	874	1,281
6.250%, 08/10/2026	32	40
WestRock RKT
4.000%, 03/01/2023	70	74

		41,572

Real Estate — 0.8%
Agree
2.900%, 10/01/2030	236	251
American Campus Communities Operating Partnership
3.750%, 04/15/2023	1,350	1,427
3.625%, 11/15/2027	745	821
3.300%, 07/15/2026	1,495	1,632
American Tower
1.875%, 10/15/2030	1,430	1,442
AvalonBay Communities MTN
4.350%, 04/15/2048	110	142
2.450%, 01/15/2031	1,155	1,242
Boston Properties
3.800%, 02/01/2024	1,250	1,358
3.400%, 06/21/2029	720	804
Brandywine Operating Partnership
3.950%, 11/15/2027	17	18
Camden Property Trust
2.800%, 05/15/2030	435	483
Crown Castle International
4.000%, 03/01/2027	158	181
3.300%, 07/01/2030	270	302
CyrusOne
2.900%, 11/15/2024	1,250	1,335
Equinix
2.950%, 09/15/2051	720	727
2.900%, 11/18/2026	886	969
2.625%, 11/18/2024	424	453
ERP Operating
4.625%, 12/15/2021	64	66

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GLP Capital
5.375%, 04/15/2026	$2,615	$3,001
5.300%, 01/15/2029	1,513	1,750
5.250%, 06/01/2025	565	636
4.000%, 01/15/2030	410	445
3.350%, 09/01/2024	125	131
Healthcare Realty Trust
3.875%, 05/01/2025	200	222
Healthpeak Properties
4.250%, 11/15/2023	48	53
4.200%, 03/01/2024	765	840
2.875%, 01/15/2031	276	298
Highwoods Realty
2.600%, 02/01/2031	278	284
Kimco Realty
1.900%, 03/01/2028	334	345
Life Storage
3.875%, 12/15/2027	915	1,045
Mid-America Apartments
4.300%, 10/15/2023	323	352
4.000%, 11/15/2025	386	437
3.950%, 03/15/2029	317	372
3.750%, 06/15/2024	740	806
3.600%, 06/01/2027	47	53
1.700%, 02/15/2031	297	296
Prologis
3.000%, 04/15/2050	115	127
Realty Income
3.250%, 01/15/2031	316	358
Regency Centers
2.950%, 09/15/2029	685	732
Sabra Health Care
3.900%, 10/15/2029	715	752
Simon Property Group
3.800%, 07/15/2050	850	948
2.450%, 09/13/2029	1,020	1,071
2.000%, 09/13/2024	355	371
Spirit Realty
4.450%, 09/15/2026	40	45
4.000%, 07/15/2029	183	206
3.400%, 01/15/2030	379	411
3.200%, 02/15/2031	746	793
STORE Capital
4.625%, 03/15/2029	402	466
4.500%, 03/15/2028	1,190	1,355
2.750%, 11/18/2030	558	567
Ventas Realty
3.850%, 04/01/2027	500	560
VEREIT Operating Partnership
3.400%, 01/15/2028	334	369
2.850%, 12/15/2032	237	248
2.200%, 06/15/2028	339	347

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Welltower
4.500%, 01/15/2024	$102	$112
3.750%, 03/15/2023	500	531

		35,388

Utilities — 2.0%
AEP Texas
6.650%, 02/15/2033	500	696
AES
1.375%, 01/15/2026 (A)	679	685
Alabama Power
3.700%, 12/01/2047	1,600	1,948
Berkshire Hathaway Energy
2.850%, 05/15/2051 (A)	1,060	1,090
Black Hills
3.875%, 10/15/2049	283	331
3.050%, 10/15/2029	386	421
Boston Gas
4.487%, 02/15/2042 (A)	35	44
CenterPoint Energy
3.600%, 11/01/2021	595	611
2.950%, 03/01/2030	269	293
2.900%, 07/01/2050	154	167
2.500%, 09/01/2022	64	66
2.500%, 09/01/2024	687	731
CenterPoint Energy Resources
4.100%, 09/01/2047	309	379
Cleco Power
6.000%, 12/01/2040	700	922
Comision Federal de Electricidad
4.750%, 02/23/2027 (A)	240	272
Consolidated Edison of New York
4.650%, 12/01/2048	1,500	1,998
4.450%, 03/15/2044	1,120	1,406
3.950%, 04/01/2050	130	158
3.350%, 04/01/2030	180	206
Dominion Energy
3.071%, 08/15/2024	980	1,058
2.000%, 08/15/2021	444	448
DTE Electric
2.950%, 03/01/2050	696	776
DTE Energy
3.800%, 03/15/2027	635	729
2.950%, 03/01/2030	421	460
2.529%, 10/01/2024	915	975
1.050%, 06/01/2025	2,137	2,161
Duke Energy
3.550%, 09/15/2021	76	77
3.150%, 08/15/2027	280	312
2.400%, 08/15/2022	340	350
1.800%, 09/01/2021	843	850
0.900%, 09/15/2025	705	707

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Duke Energy Carolinas
4.250%, 12/15/2041	$628	$800
4.000%, 09/30/2042	1,000	1,235
Duke Energy Florida
3.850%, 11/15/2042	380	453
3.200%, 01/15/2027	1,080	1,206
Duke Energy Indiana
4.200%, 03/15/2042	30	36
2.750%, 04/01/2050	280	291
Duke Energy Progress
4.100%, 05/15/2042	425	526
2.800%, 05/15/2022	25	26
2.500%, 08/15/2050	384	387
Enel Finance International
4.625%, 09/14/2025 (A)	1,310	1,526
Entergy Arkansas
2.650%, 06/15/2051	1,216	1,247
Entergy Texas
1.750%, 03/15/2031	426	427
Evergy
2.900%, 09/15/2029	418	458
2.450%, 09/15/2024	588	623
Evergy Kansas Central
3.450%, 04/15/2050	688	810
Evergy Metro
5.300%, 10/01/2041	100	137
2.250%, 06/01/2030	413	438
Evergy Missouri West
8.270%, 11/15/2021	2,700	2,864
Eversource Energy
2.900%, 10/01/2024	1,610	1,737
Exelon
5.625%, 06/15/2035	760	1,028
4.700%, 04/15/2050	611	812
3.950%, 06/15/2025	375	424
FEL Energy VI Sarl
5.750%, 12/01/2040 (A)	330	351
FirstEnergy
4.250%, 03/15/2023	340	359
3.900%, 07/15/2027	940	1,036
1.600%, 01/15/2026	180	176
FirstEnergy, Ser C
7.375%, 11/15/2031	3,685	5,255
FirstEnergy Transmission
5.450%, 07/15/2044 (A)	35	44
Indiana Michigan Power
4.550%, 03/15/2046	325	425
Interstate Power & Light
3.500%, 09/30/2049	241	277
ITC Holdings
4.050%, 07/01/2023	1,152	1,241
2.700%, 11/15/2022	637	663

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Jersey Central Power & Light
4.700%, 04/01/2024 (A)	$700	$766
KeySpan Gas East
2.742%, 08/15/2026 (A)	1,025	1,126
Metropolitan Edison
4.300%, 01/15/2029 (A)	704	797
3.500%, 03/15/2023 (A)	2,775	2,895
MidAmerican Energy
4.800%, 09/15/2043	830	1,135
3.650%, 08/01/2048	334	408
Mid-Atlantic Interstate Transmission
4.100%, 05/15/2028 (A)	162	181
Mississippi Power
4.250%, 03/15/2042	466	562
3.950%, 03/30/2028	777	906
NextEra Energy Capital Holdings
2.750%, 05/01/2025	507	548
2.250%, 06/01/2030	515	540
NiSource
5.800%, 02/01/2042	149	208
NRG Energy
2.000%, 12/02/2025 (A)	495	513
Oncor Electric Delivery
4.550%, 12/01/2041	690	914
2.750%, 05/15/2030	1,065	1,192
Pacific Gas and Electric
4.550%, 07/01/2030	704	802
4.500%, 07/01/2040	161	180
3.950%, 12/01/2047	518	537
3.500%, 08/01/2050	130	129
3.300%, 12/01/2027	825	882
3.300%, 08/01/2040	271	270
3.150%, 01/01/2026	225	240
2.500%, 02/01/2031	2,463	2,472
2.100%, 08/01/2027	2,223	2,262
1.750%, 06/16/2022	2,555	2,562
PECO Energy
4.150%, 10/01/2044	1,140	1,468
Pennsylvania Electric
3.250%, 03/15/2028 (A)	267	285
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)	500	653
PPL Capital Funding
5.000%, 03/15/2044	257	332
4.125%, 04/15/2030	818	979
3.400%, 06/01/2023	91	97
3.100%, 05/15/2026	765	844
Progress Energy
3.150%, 04/01/2022	280	288
Public Service Electric and Gas MTN
3.700%, 05/01/2028	1,545	1,793
2.700%, 05/01/2050	699	739

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.050%, 08/01/2050	$129	$121
Public Service of New Hampshire
3.500%, 11/01/2023	515	556
Sempra Energy
2.900%, 02/01/2023	480	504
Southern California Edison
4.650%, 10/01/2043	151	187
4.125%, 03/01/2048	778	927
4.050%, 03/15/2042	5	6
3.700%, 08/01/2025	99	111
2.850%, 08/01/2029	322	350
Southern California Gas
2.550%, 02/01/2030	900	975
Southern Gas Capital
4.400%, 05/30/2047	500	628
1.750%, 01/15/2031	643	647
Southwestern Public Service
3.750%, 06/15/2049	955	1,164
Trans-Allegheny Interstate Line
3.850%, 06/01/2025 (A)	222	242
Virginia Electric & Power
4.650%, 08/15/2043	585	791
2.950%, 01/15/2022	330	337
Virginia Electric and Power
2.450%, 12/15/2050	288	290
Vistra Operations
4.300%, 07/15/2029 (A)	1,590	1,805
WEC Energy Group
1.375%, 10/15/2027	707	716

		89,507

Total Corporate Obligations (Cost $1,283,232) ($ Thousands)		1,417,991

MORTGAGE-BACKED SECURITIES — 32.1%

Agency Mortgage-Backed Obligations — 25.0%
FHLMC
7.500%, 05/01/2031 to 02/01/2038	304	345
7.000%, 05/01/2024 to 03/01/2039	111	129
6.500%, 10/01/2031 to 09/01/2039	185	210
6.000%, 07/01/2021 to 09/01/2038	278	323
5.500%, 01/01/2024 to 08/01/2037	185	211
5.000%, 05/01/2033 to 03/01/2050	16,565	18,513
4.500%, 04/01/2035 to 05/01/2050	16,777	18,496
4.000%, 01/01/2035 to 03/01/2050	38,334	41,948
3.500%, 12/01/2033 to 05/01/2050	82,528	89,242
3.000%, 03/01/2031 to 09/01/2050	43,142	45,805
2.500%, 10/01/2031 to 09/01/2050	5,282	5,614
2.000%, 01/01/2036	1,674	1,751
1.450%, 07/15/2031 (F)	265	228

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
1.306%, 03/15/2031 (F)	$2,060	$1,793
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	118	126
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	48	59
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	282	327
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	757	900
FHLMC CMO, Ser 2007-3281, Cl AI, IO
6.271%, 02/15/2037 (D)	56	14
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	121	141
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (F)	1	1
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.871%, 05/15/2038 (D)	19	3
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.071%, 01/15/2040 (D)	39	8
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.791%, 10/15/2041 (D)	446	80
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	1,936	2,064
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	443	470
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	329	22
FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.891%, 08/15/2039 (D)	540	119
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	520	34
FHLMC CMO, Ser 2013-4174, Cl SA, IO
6.041%, 05/15/2039 (D)	94	3
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	102	10
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.091%, 09/15/2042 (D)	355	49
FHLMC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	514	530
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	214	215
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	236	14
FHLMC CMO, Ser 2014-328, Cl S4, IO
2.868%, 02/15/2038 (D)	20	1
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.841%, 05/15/2044 (D)	76	16
FHLMC CMO, Ser 2014-4415, Cl IO, IO
2.372%, 04/15/2041 (D)	247	15
FHLMC CMO, Ser 2015-343, Cl F4
0.499%, VAR ICE LIBOR USD 1 Month+0.350%, 10/15/2037	440	443

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2015-4426, Cl QC
1.750%, 07/15/2037	$888	$919
FHLMC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039	746	773
FHLMC CMO, Ser 2016-353, Cl S1, IO
5.841%, 12/15/2046 (D)	477	109
FHLMC CMO, Ser 2016-4639, Cl HZ
3.250%, 04/15/2053	1,717	1,941
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	2,283	2,394
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	455	469
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	2,741	2,870
FHLMC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	291	315
FHLMC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	771	834
FHLMC CMO, Ser 2018-4786, Cl DP
4.500%, 07/15/2042	39	39
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	562	580
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	1,194	1,245
FHLMC CMO, Ser 2018-4846, Cl PF
0.509%, VAR ICE LIBOR USD 1 Month+0.350%, 12/15/2048	204	205
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	313	326
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	1,142	1,230
FHLMC CMO, Ser 2020-4988, Cl AF
0.499%, VAR ICE LIBOR USD 1 Month+0.350%, 10/15/2037	2,481	2,495
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	886	112
FHLMC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	392	48
FHLMC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	6,262	767
FHLMC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	397	52
FHLMC CMO, Ser 2020-5018, Cl IH, IO
3.500%, 10/25/2050	1,718	244
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	595	77
FHLMC CMO, Ser 2020-5018, Cl IO, IO
3.500%, 10/25/2050	2,948	436
FHLMC CMO, Ser 2020-5038, Cl IJ, IO
4.000%, 11/25/2050	4,811	679
FHLMC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	199	25

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2020-5040, Cl CI, IO
4.000%, 11/25/2050	$5,085	$657
FHLMC Multifamily Structured Pass Through Certificates, Ser KSG1, Cl A2
1.503%, 09/25/2030	905	931
FHLMC Multifamily Structured Pass- Through Certificates, Ser 1514, Cl A2
2.859%, 10/25/2034	435	498
FHLMC Multifamily Structured Pass- Through Certificates, Ser K016, Cl X1, IO
1.481%, 10/25/2021 (D)	240	1
FHLMC Multifamily Structured Pass- Through Certificates, Ser K032, Cl X1, IO
0.089%, 05/25/2023 (D)	31,909	80
FHLMC Multifamily Structured Pass- Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025 (D)	280	312
FHLMC Multifamily Structured Pass- Through Certificates, Ser K064, Cl X1, IO
0.605%, 03/25/2027 (D)	4,906	165
FHLMC Multifamily Structured Pass- Through Certificates, Ser K094, Cl XAM, IO
1.148%, 06/25/2029 (D)	4,850	434
FHLMC Multifamily Structured Pass- Through Certificates, Ser K094, Cl X1, IO
0.880%, 06/25/2029 (D)	1,997	132
FHLMC Multifamily Structured Pass- Through Certificates, Ser K095, Cl XAM, IO
1.238%, 06/25/2029 (D)	700	69
FHLMC Multifamily Structured Pass- Through Certificates, Ser K095, Cl X1, IO
0.948%, 06/25/2029 (D)	1,097	77
FHLMC Multifamily Structured Pass- Through Certificates, Ser K099, Cl X1, IO
0.886%, 09/25/2029 (D)	1,088	74
FHLMC Multifamily Structured Pass- Through Certificates, Ser K723, Cl X1, IO
0.948%, 08/25/2023 (D)	7,396	143
FHLMC Multifamily Structured Pass- Through Certificates, Ser K735, Cl X1, IO
0.957%, 05/25/2026 (D)	1,517	69
FHLMC Multifamily Structured Pass- Through Certificates, Ser K736, Cl X1, IO
1.312%, 07/25/2026 (D)	1,999	121
FHLMC Multifamily Structured Pass- Through Certificates, Ser KC05, Cl X1, IO
1.203%, 06/25/2027 (D)	1,567	88
FHLMC Multifamily Structured Pass- Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	600	666

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	$320	$357
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	580	638
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.348%, VAR ICE LIBOR USD 1 Month+2.200%, 02/25/2024	8	8
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
1.726%, 10/25/2037 (D)	100	102
FNMA
7.500%, 10/01/2037 to 04/01/2039	123	151
7.000%, 09/01/2026 to 02/01/2039	473	543
6.500%, 05/01/2027 to 05/01/2040	165	188
6.000%, 02/01/2023 to 07/01/2041	1,741	2,058
5.500%, 02/01/2021 to 09/01/2056	5,538	6,452
5.000%, 07/01/2033 to 03/01/2050	36,445	41,276
4.500%, 04/01/2025 to 01/01/2059	54,345	60,292
4.200%, 01/01/2029	775	906
4.000%, 09/01/2033 to 06/01/2057	64,047	70,099
3.820%, 07/01/2027	114	131
3.790%, 12/01/2025	1,465	1,594
3.500%, 07/01/2029 to 03/01/2057	50,790	54,798
3.160%, 05/01/2029	186	211
3.020%, 06/01/2024 to 05/01/2026	1,540	1,605
3.000%, 12/01/2031 to 09/01/2050	59,945	63,566
2.900%, 11/01/2029	500	559
2.820%, 07/01/2027	577	637
2.790%, 08/01/2029	1,200	1,352
2.500%, 06/01/2028 to 11/01/2050	24,973	26,572
2.455%, 04/01/2040	1,920	2,056
2.260%, 04/01/2030	691	751
2.140%, 04/01/2030	100	108
2.000%, 11/01/2035 to 11/01/2040	17,972	18,725
1.950%, 04/01/2032	100	105
1.500%, 12/01/2035	200	207
FNMA ACES, Ser 2012-M14, Cl X2, IO
0.505%, 09/25/2022 (D)	7,948	55
FNMA ACES, Ser 2014-M2, Cl A2
3.513%, 12/25/2023 (D)	1,280	1,370
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (D)	335	374
FNMA ARM
2.761%, VAR ICE LIBOR USD 12 Month+1.580%, 06/01/2045	572	593
2.706%, VAR 12 Month Treas Avg+1.954%, 11/01/2035	95	98
2.678%, VAR ICE LIBOR USD 12 Month+1.585%, 01/01/2046	2,067	2,144

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.641%, VAR 12 Month Treas Avg+1.873%, 10/01/2035	$344	$356
2.622%, VAR 12 Month Treas Avg+1.865%, 11/01/2035	368	380
2.579%, VAR 12 Month Treas Avg+1.809%, 10/01/2035	64	66
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	833	138
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	256	40
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	287	16
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	238	21
FNMA CMO STRIPS, Ser 2012-411, Cl A3
3.000%, 08/25/2042	1,264	1,336
FNMA CMO STRIPS, Ser 2012-414, Cl A35
3.500%, 10/25/2042	1,852	1,973
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	157	166
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	265	279
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	179	209
FNMA CMO, Ser 2006-112, Cl ST, IO
6.552%, 11/25/2036 (D)	519	105
FNMA CMO, Ser 2008-22, Cl SI, IO
6.282%, 03/25/2037 (D)	312	6
FNMA CMO, Ser 2009-103, Cl MB
3.062%, 12/25/2039 (D)	31	33
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (F)	794	753
FNMA CMO, Ser 2010-150, Cl SK, IO
6.382%, 01/25/2041 (D)	232	57
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	1,397	1,574
FNMA CMO, Ser 2011-87, Cl SG, IO
6.402%, 04/25/2040 (D)	160	16
FNMA CMO, Ser 2011-96, Cl SA, IO
6.402%, 10/25/2041 (D)	791	166
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	44	2
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	223	10
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/2039	159	4
FNMA CMO, Ser 2012-133, Cl CS, IO
6.002%, 12/25/2042 (D)	236	47
FNMA CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	662	684

28	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	$18	$20
FNMA CMO, Ser 2012-35, Cl SC, IO
6.352%, 04/25/2042 (D)	132	29
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	183	214
FNMA CMO, Ser 2012-70, Cl YS, IO
6.502%, 02/25/2041 (D)	26	1
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (F)	18	17
FNMA CMO, Ser 2012-74, Cl SA, IO
6.502%, 03/25/2042 (D)	235	46
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (F)	36	34
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	1,770	1,811
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	375	388
FNMA CMO, Ser 2013-124, Cl SB, IO
5.802%, 12/25/2043 (D)	393	79
FNMA CMO, Ser 2013-126, Cl CS, IO
6.002%, 09/25/2041 (D)	284	41
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	271	277
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	7,455
FNMA CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	723	752
FNMA CMO, Ser 2013-54, Cl BS, IO
6.002%, 06/25/2043 (D)	150	33
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	66	4
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	364	25
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	1,629	1,881
FNMA CMO, Ser 2013-9, Cl SA, IO
6.002%, 03/25/2042 (D)	289	52
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	216	260
FNMA CMO, Ser 2014-47, Cl AI, IO
2.507%, 08/25/2044 (D)	153	10
FNMA CMO, Ser 2014-73, Cl MA
2.500%, 11/25/2044	426	453
FNMA CMO, Ser 2015-55, Cl IO, IO
2.392%, 08/25/2055 (D)	413	19
FNMA CMO, Ser 2015-56, Cl AS, IO
6.002%, 08/25/2045 (D)	49	11
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	2,235	2,314
FNMA CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	298	310

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	$2,289	$2,395
FNMA CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	4,236	4,413
FNMA CMO, Ser 2016-60, Cl QS, IO
5.952%, 09/25/2046 (D)	265	54
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	948	1,000
FNMA CMO, Ser 2017-42, Cl H
3.000%, 11/25/2043	533	552
FNMA CMO, Ser 2017-76, Cl SB, IO
5.952%, 10/25/2057 (D)	1,402	286
FNMA CMO, Ser 2017-85, Cl SC, IO
6.052%, 11/25/2047 (D)	433	87
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,528	1,646
FNMA CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	350	378
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	1,997	2,088
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	1,145	1,191
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	565	590
FNMA CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	1,436	1,551
FNMA CMO, Ser 2019-35, Cl A
3.000%, 07/25/2049	689	731
FNMA CMO, Ser 2019-79, Cl FA
0.648%, VAR ICE LIBOR USD 1 Month+0.500%, 01/25/2050	2,558	2,579
FNMA CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	404	409
FNMA CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	686	100
FNMA CMO, Ser 2020-57, Cl NI, IO
2.500%, 08/25/2050	395	49
FNMA CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	1,775	244
FNMA TBA
5.000%, 01/01/2038	2,970	3,287
4.500%, 01/01/2038	6,346	6,877
4.000%, 01/15/2045	4,469	4,772
3.500%, 01/01/2041	6,391	6,759
3.000%, 01/15/2043	5,624	5,893
2.500%, 01/01/2026 to 01/15/2050	21,940	23,116
2.000%, 03/15/2051 to 02/11/2050	119,265	123,715
1.500%, 01/15/2036	13,325	13,710
FNMA, Ser 2014-M8, Cl X2, IO
0.289%, 06/25/2024 (D)	5,554	88
FNMA, Ser M10, Cl A2
3.482%, 07/25/2028 (D)	6,100	7,081

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	29

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser M10, Cl X1, IO
1.796%, 12/25/2030 (D)	$2,048	$285
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	100	120
FNMA, Ser M27, Cl A2
2.700%, 11/25/2040	300	338
FNMA, Ser M36, Cl X1, IO
1.468%, 09/25/2034 (D)	599	64
FNMA, Ser M4, Cl A2
3.610%, 02/25/2031	490	585
FNMA, Ser M5, Cl A2
3.273%, 02/25/2029	530	613
FNMA, Ser M6, Cl A
2.500%, 10/25/2037	96	102
FNMA, Ser M8, Cl A2
3.061%, 05/25/2027 (D)	200	225
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (A)	11,109	24
FREMF Mortgage Trust, Ser 2019-KF58, Cl B
2.303%, VAR ICE LIBOR USD 1 Month+2.150%, 01/25/2026 (A)	1,531	1,504
FRESB Mortgage Trust, Ser 2017-SB42, Cl A10F
2.960%, 10/25/2027 (D)	204	217
GNMA
8.000%, 11/15/2029 to 09/15/2030	38	41
7.500%, 03/15/2029 to 10/15/2037	59	69
7.000%, 09/15/2031	21	25
6.500%, 07/15/2028 to 12/15/2035	1,138	1,319
6.000%, 12/15/2028 to 10/20/2040	2,017	2,367
5.000%, 12/20/2039 to 03/20/2049	15,589	17,202
4.968%, 07/20/2060 (D)	1	1
4.700%, 09/20/2061 (D)	390	407
4.500%, 04/20/2041 to 09/20/2049	17,675	19,242
4.187%, 01/20/2069 (D)	33	35
4.000%, 06/20/2047 to 04/20/2050	26,959	29,148
3.769%, 04/20/2063 (D)	136	141
3.500%, 03/20/2046 to 05/15/2050	20,655	22,188
3.000%, 02/20/2034 to 09/20/2050	31,950	33,763
2.500%, 12/20/2050	200	216
GNMA CMO, Ser 2007-17, Cl IB, IO
6.098%, 04/20/2037 (D)	398	76
GNMA CMO, Ser 2007-51, Cl SG, IO
6.428%, 08/20/2037 (D)	51	8
GNMA CMO, Ser 2007-78, Cl SA, IO
6.377%, 12/16/2037 (D)	472	78
GNMA CMO, Ser 2009-66, Cl XS, IO
6.647%, 07/16/2039 (D)	383	59
GNMA CMO, Ser 2010-4, Cl NS, IO
6.237%, 01/16/2040 (D)	3,478	716

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-85, Cl HS, IO
6.498%, 01/20/2040 (D)	$26	$2
GNMA CMO, Ser 2010-H11, Cl FA
1.146%, VAR ICE LIBOR USD 1 Month+1.000%, 06/20/2060	378	384
GNMA CMO, Ser 2010-H27, Cl FA
0.520%, VAR ICE LIBOR USD 1 Month+0.380%, 12/20/2060	1,077	1,076
GNMA CMO, Ser 2010-H28, Cl FE
0.540%, VAR ICE LIBOR USD 1 Month+0.400%, 12/20/2060	429	429
GNMA CMO, Ser 2011-H08, Cl FD
0.640%, VAR ICE LIBOR USD 1 Month+0.500%, 02/20/2061	209	210
GNMA CMO, Ser 2011-H08, Cl FG
0.620%, VAR ICE LIBOR USD 1 Month+0.480%, 03/20/2061	462	463
GNMA CMO, Ser 2011-H09, Cl AF
0.640%, VAR ICE LIBOR USD 1 Month+0.500%, 03/20/2061	337	337
GNMA CMO, Ser 2012-141, Cl WA
4.537%, 11/16/2041 (D)	266	299
GNMA CMO, Ser 2012-34, Cl SA, IO
5.898%, 03/20/2042 (D)	381	97
GNMA CMO, Ser 2012-43, Cl SN, IO
6.447%, 04/16/2042 (D)	67	19
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	149	3
GNMA CMO, Ser 2012-98, Cl SA, IO
5.947%, 08/16/2042 (D)	178	39
GNMA CMO, Ser 2012-H25, Cl FA
0.840%, VAR ICE LIBOR USD 1 Month+0.700%, 12/20/2061	6	6
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.748%, VAR ICE LIBOR USD 1 Month+0.000%, 10/20/2062	1,054	51
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%, 04/20/2043	181	18
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	335	49
GNMA CMO, Ser 2014-117, Cl SJ, IO
5.448%, 08/20/2044 (D)	205	35
GNMA CMO, Ser 2014-5, Cl SP, IO
5.997%, 06/16/2043 (D)	201	24
GNMA CMO, Ser 2014-H10, Cl TA
0.740%, VAR ICE LIBOR USD 1 Month+0.600%, 04/20/2064	513	516
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	116	17
GNMA CMO, Ser 2015-H10, Cl FC
0.620%, VAR ICE LIBOR USD 1 Month+0.480%, 04/20/2065	345	346

30	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2015-H18, Cl FA
0.590%, VAR ICE LIBOR USD 1 Month+0.450%, 06/20/2065	$205	$205
GNMA CMO, Ser 2015-H20, Cl FA
0.610%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	247	247
GNMA CMO, Ser 2016-135, Cl SB, IO
5.947%, 10/16/2046 (D)	252	71
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	1,035	1,074
GNMA CMO, Ser 2017-H15, Cl KI, IO
2.307%, VAR ICE LIBOR USD 12 Month+0.000%, 07/20/2067	761	86
GNMA CMO, Ser 2017-H18, Cl BI, IO
1.692%, VAR ICE LIBOR USD 12 Month+0.000%, 09/20/2067	4,907	379
GNMA CMO, Ser 2017-H20, Cl IB, IO
2.064%, VAR ICE LIBOR USD 12 Month+0.000%, 10/20/2067	351	34
GNMA CMO, Ser 2017-H22, Cl IC, IO
2.879%, VAR ICE LIBOR USD 12 Month+0.000%, 11/20/2067	155	14
GNMA CMO, Ser 2018-11, Cl PC
2.750%, 12/20/2047	1,569	1,637
GNMA CMO, Ser 2018-H06, Cl PF
0.440%, VAR ICE LIBOR USD 1 Month+0.300%, 02/20/2068	481	480
GNMA CMO, Ser 2018-H07, Cl FD
0.440%, VAR ICE LIBOR USD 1 Month+0.300%, 05/20/2068	856	853
GNMA CMO, Ser 2019-123, Cl A
3.000%, 10/20/2049	284	292
GNMA CMO, Ser 2019-132, Cl NA
3.500%, 09/20/2049	1,181	1,243
GNMA CMO, Ser 2019-31, Cl JC
3.500%, 03/20/2049	682	722
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	696	722
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	298	41
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	794	113
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	397	54
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	297	41
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	1,096	156
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	298	43
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	199	29

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	$770	$111
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	288	47
GNMA CMO, Ser 2020-H09, Cl NF
1.402%, VAR ICE LIBOR USD 1 Month+1.250%, 04/20/2070	365	376
GNMA CMO, Ser 2020-H09, Cl FL
1.302%, VAR ICE LIBOR USD 1 Month+1.150%, 05/20/2070	901	943
GNMA CMO, Ser 2020-H12, Cl F
0.652%, VAR ICE LIBOR USD 1 Month+0.500%, 07/20/2070	99	100
GNMA CMO, Ser 2020-H13, Cl FA
0.602%, VAR ICE LIBOR USD 1 Month+0.450%, 07/20/2070	793	795
GNMA TBA
2.500%, 03/15/2051 to 02/20/2169	31,750	33,579
2.000%, 04/20/2050 to 01/21/2050	55,050	57,540
GNMA, Ser 107, Cl AD
2.694%, 11/16/2047 (D)	519	549
GNMA, Ser 2012-112, Cl IO, IO
0.172%, 02/16/2053 (D)	669	6
GNMA, Ser 2012-152, Cl IO, IO
0.727%, 01/16/2054 (D)	4,567	155
GNMA, Ser 2012-27, Cl IO, IO
0.892%, 04/16/2053 (D)	1,235	25
GNMA, Ser 2013-96, Cl IO, IO
0.419%, 10/16/2054 (D)	1,337	19
GNMA, Ser 2014-47, Cl IA, IO
0.128%, 02/16/2048 (D)	129	2
GNMA, Ser 2014-50, Cl IO, IO
0.662%, 09/16/2055 (D)	519	19
GNMA, Ser 2014-92, Cl IX, IO
0.299%, 05/16/2054 (D)	3,345	40
GNMA, Ser 2015-5, Cl IK, IO
0.619%, 11/16/2054 (D)	5,045	138
GNMA, Ser 2019-71, Cl PT
3.000%, 06/20/2049	1,417	1,470
GNMA, Ser 28, Cl AB
3.150%, 06/16/2060	540	567
GNMA, Ser 41, Cl IO, IO
0.702%, 07/16/2058 (D)	1,459	72

		1,095,955

Non-Agency Mortgage-Backed Obligations – 7.1%
Adjustable Rate Mortgage Trust, Ser 2004- 2, Cl 3A1
2.404%, 02/25/2035 (D)	191	191

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	31

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
0.428%, VAR ICE LIBOR USD 1 Month+0.280%, 03/25/2037	$1,141	$1,099
Alternative Loan Trust, Ser 2006-18CB, Cl A6
28.008%, 07/25/2036 (D)	196	321
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.257%, VAR ICE LIBOR USD 6 Month+2.000%, 02/25/2045	124	124
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.254%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/2045	1,232	1,253
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.007%, VAR ICE LIBOR USD 6 Month+1.750%, 11/25/2045	972	611
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
0.548%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2046	3,219	2,956
Angel Oak Mortgage Trust I, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (A)(D)	299	306
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065 (A)(D)	924	948
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065 (A)(D)	369	372
AOA Mortgage Trust, Ser 2015-1177, Cl A
2.957%, 12/13/2029 (A)	930	938
Aventura Mall Trust, Ser AVM, Cl A
4.112%, 07/05/2040 (A)(D)	420	456
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/2038 (A)(D)	1,790	2,107
BAMLL Commercial Mortgage Securities Trust, Ser JGDN, Cl A
2.909%, VAR ICE LIBOR USD 1 Month+2.750%, 11/15/2030 (A)	2,020	2,022
BAMLL Re-REMIC Trust, Ser 2016-GG10, Cl AJA
5.821%, 08/10/2045 (A)(D)	1,625	709
Banc of America Funding Trust, Ser 2004- C, Cl 1A1
3.232%, 12/20/2034 (D)	8	8
Banc of America Funding Trust, Ser 2006- G, Cl 2A4
0.732%, VAR ICE LIBOR USD 1 Month+0.580%, 07/20/2036	244	246

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust, Ser C6, Cl A2
2.690%, 02/15/2053	$660	$697
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035 (A)	471	496
BBCMS Trust, Ser CBM, Cl A
1.141%, VAR ICE LIBOR USD 1 Month+1.000%, 07/15/2037 (A)	375	362
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (A)	600	625
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (A)(D)	7	7
BCAP LLC Trust, Ser 2015-RR2, Cl 21A1
0.550%, 03/28/2037 (A)(D)	690	682
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.502%, 05/25/2034 (D)	8	8
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
0.788%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2034	5	5
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
2.777%, 10/25/2033 (D)	387	382
Bear Stearns Asset Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
7.502%, 11/25/2035 (D)	2,853	919
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (D)	847	866
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.716%, 06/11/2041 (A)(D)	1	–
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
0.288%, VAR ICE LIBOR USD 1 Month+0.140%, 03/25/2037	3,529	3,223
Benchmark Mortgage Trust, Ser 2018-B1, Cl ASB
3.602%, 01/15/2051 (D)	128	143
Benchmark Mortgage Trust, Ser B20, Cl A5
2.034%, 10/15/2053	930	968
Benchmark Mortgage Trust, Ser B22, Cl A5
1.973%, 01/15/2054	820	848
BFLD, Ser 2019-DPLO, Cl A
1.231%, VAR ICE LIBOR USD 1 Month+1.090%, 10/15/2034 (A)	845	837
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A1
3.613%, 10/26/2048 (A)	430	435
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049 (A)	751	773
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059 (A)	876	899

32	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BWAY Mortgage Trust, Ser 1740, Cl A
2.917%, 01/10/2035 (A)	$1,320	$1,346
BX Commercial Mortgage Trust, Ser 2019- XL, Cl A
1.061%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (A)	987	989
BX Commercial Mortgage Trust, Ser 2019- XL, Cl F
2.141%, VAR ICE LIBOR USD 1 Month+2.000%, 10/15/2036 (A)	2,573	2,534
BX Commercial Mortgage Trust, Ser IND, Cl H
3.159%, VAR ICE LIBOR USD 1 Month+3.000%, 11/15/2035 (A)	4,102	4,087
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041 (A)	610	668
BX Trust, Ser MMP, Cl A
1.159%, VAR ICE LIBOR USD 1 Month+1.000%, 08/15/2036 (A)	279	278
Cali Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/2029	1,280	1,493
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
1.211%, VAR ICE LIBOR USD 1 Month+1.070%, 12/15/2037 (A)	940	942
CD Commercial Mortgage Trust, Ser 2006- CD2, Cl X, IO
0.023%, 01/15/2046 (A)(D)	54	–
CD Commercial Mortgage Trust, Ser 2017- CD3, Cl A4
3.631%, 02/10/2050	310	353
CD Commercial Mortgage Trust, Ser 2017- CD4, Cl ASB
3.317%, 05/10/2050	474	518
CD Commercial Mortgage Trust, Ser 2017- CD5, Cl XA, IO
0.886%, 08/15/2050 (D)	8,534	354
CD Commercial Mortgage Trust, Ser 2017- CD6, Cl ASB
3.332%, 11/13/2050	1,156	1,277
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/2039 (A)	1,160	1,273
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	494	539
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	27	27
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	371	415
CFK Trust, Ser MF2, Cl E
3.458%, 03/15/2039 (A)(D)	2,840	2,695

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CFK Trust, Ser MF2, Cl F
3.458%, 03/15/2039 (A)(D)	$2,960	$2,575
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
3.372%, 02/25/2037 (D)	7	7
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
3.174%, 02/25/2037 (D)	10	10
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.496%, 06/25/2035 (D)	14	13
CHT Mortgage Trust, Ser 2017-CSMO, Cl A
1.071%, VAR ICE LIBOR USD 1 Month+0.930%, 11/15/2036 (A)	490	484
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (A)	240	251
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	2,680	2,968
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.595%, 09/25/2033 (D)	11	11
Citigroup Mortgage Loan Trust, Ser 2017- RP2, Cl A1
3.250%, 07/25/2067 (A)(D)	2,412	2,470
COLT Funding LLC, Ser 2019-4, Cl A1
2.579%, 11/25/2049 (A)(D)	613	620
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (A)(D)	243	246
COLT Mortgage Loan Trust, Ser 2019-2, Cl A1
3.337%, 05/25/2049 (A)(D)	442	445
COLT Mortgage Loan Trust, Ser 2020-2, Cl A1
1.853%, 03/25/2065 (A)(D)	682	690
COMM Mortgage Trust, Ser 2010-C1, Cl XWB, IO
0.753%, 07/10/2046 (A)(D)	9,053	–
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	73	74
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	130	136
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (D)	120	123
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.072%, 10/10/2046 (D)	70	69
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046 (A)	299	306

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	33

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.150%, 03/10/2047 (D)	$1,808	$52
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	236	258
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	285	310
COMM Mortgage Trust, Ser 2015-CR26, Cl A4
3.630%, 10/10/2048	350	392
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.120%, 02/10/2048 (D)	5,776	219
COMM Mortgage Trust, Ser 2016-GCT, Cl A
2.681%, 08/10/2029 (A)	370	372
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (A)	410	430
COMM Mortgage Trust, Ser CBM, Cl A2
2.896%, 02/10/2037 (A)	1,230	1,227
COMM Mortgage Trust, Ser CR6, Cl A4
3.101%, 03/10/2046	1,420	1,472
COMM Mortgage Trust, Ser LC21, Cl A4
3.708%, 07/10/2048	311	348
COMM Mortgage Trust, Ser LC23, Cl ASB
3.598%, 10/10/2048	770	823
COMM Mortgage Trust, Ser LC23, Cl A3
3.521%, 10/10/2048	378	412
COMM Mortgage Trust, Ser LC6, Cl AM
3.282%, 01/10/2046	465	484
COMM Mortgage Trust, Ser UBS4, Cl A4
3.420%, 08/10/2047	729	775
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045	590	595
Commercial Mortgage Pass-Through Certificates, Ser CR14, Cl B
4.620%, 02/10/2047 (D)	850	929
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
2.448%, VAR ICE LIBOR USD 1 Month+2.300%, 08/25/2031 (A)	1,550	1,548
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
2.248%, VAR ICE LIBOR USD 1 Month+2.100%, 10/25/2039 (A)	2,250	2,243
Core Mortgage Trust, Ser 2019-CORE, Cl A
1.021%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/2031 (A)	4,255	4,239

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.373%, 12/15/2039	$240	$44
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	10	10
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	26	27
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.122%, 10/25/2033 (D)	672	708
Credit Suisse Mortgage Trust, Ser 2019, Cl B
4.764%, 12/15/2021	3,790	3,730
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057	414	456
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A2
3.033%, 08/15/2048	24	24
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	530	572
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	345	389
CSAIL Commercial Mortgage Trust, Ser C17, Cl A4
2.763%, 09/15/2052	466	504
CSAIL Commercial Mortgage Trust, Ser C19, Cl AS
2.970%, 03/15/2053	580	630
CSAIL Commercial Mortgage Trust, Ser C19, Cl C
3.614%, 03/15/2053 (D)	500	527
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (A)	290	212
CSMC Trust, Ser 2017-CHOP, Cl G
5.491%, VAR ICE LIBOR USD 1 Month+5.350%, 07/15/2032 (A)	1,000	702
CSMC Trust, Ser 2017-PFHP, Cl A
1.091%, VAR ICE LIBOR USD 1 Month+0.950%, 12/15/2030 (A)	1,190	1,168
CSMC Trust, Ser 2017-RPL1, Cl M2
3.053%, 07/25/2057 (A)(D)	1,760	1,581
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (A)(D)	4,734	4,835
CSMC Trust, Ser 2020-RPL4, Cl A1
2.000%, 01/25/2060 (A)	1,030	1,060
CSMC, Ser 2014-11R, Cl 9A2
0.290%, VAR ICE LIBOR USD 1 Month+0.140%, 10/27/2036 (A)	2,530	2,169

34	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC, Ser 2014-7R, Cl 8A1
3.178%, 07/27/2037 (A)(D)	$141	$140
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (A)	2,135	2,162
CSMC, Ser 2015-5R, Cl 1A1
1.664%, 09/27/2046 (A)(D)	263	262
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034 (A)	1,175	1,257
DBCCRE Mortgage Trust, Ser 2018-ARCP, Cl C
4.935%, 01/10/2034 (A)(D)	315	332
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 06/10/2050	281	306
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (A)	78	78
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045 (A)	1,240	1,365
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.952%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044	475	439
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (A)(D)	422	430
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
4.798%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	251	261
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (A)(D)	1,617	1,640
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
3.148%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2024	2,678	2,599
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1M2
2.498%, VAR ICE LIBOR USD 1 Month+2.350%, 01/25/2031	2,194	2,197
FNMA TBA
2.500%, 02/01/2043	13,550	14,260
2.000%, 01/14/2050	70,330	73,058
FWDSecuritization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/2049 (A)(D)	1,005	1,029
GCAT, Ser 2019-NQM1, Cl A1
2.985%, 02/25/2059 (A)	269	274
Grace Trust, Ser GRCE, Cl A
2.347%, 12/10/2040 (A)	2,230	2,350

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities II, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (A)	$234	$234
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032 (A)	1,310	1,304
GS Mortgage Securities II, Ser GC30, Cl B
4.033%, 05/10/2050 (D)	480	512
GS Mortgage Securities Trust, Ser 2006- GG8, Cl AJ
5.622%, 11/10/2039	183	61
GS Mortgage Securities Trust, Ser 2006- GG8, Cl X, IO
1.046%, 11/10/2039 (A)(D)	233	–
GS Mortgage Securities Trust, Ser 2012- GC6, Cl A3
3.482%, 01/10/2045	1,092	1,109
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (D)	270	286
GS Mortgage Securities Trust, Ser 2014- GC18, Cl A3
3.801%, 01/10/2047	386	401
GS Mortgage Securities Trust, Ser 2014- GC18, Cl A4
4.074%, 01/10/2047	977	1,060
GS Mortgage Securities Trust, Ser 2014- GC26, Cl B
4.215%, 11/10/2047 (D)	680	697
GS Mortgage Securities Trust, Ser 2015- GC34, Cl A4
3.506%, 10/10/2048	571	636
GS Mortgage Securities Trust, Ser 2018-SRP5
3.281%, 06/09/2021	2,900	2,448
GS Mortgage Securities Trust, Ser GSA2, Cl A4
1.721%, 12/12/2053	820	827
GS Mortgage Securities Trust, Ser GSA2, Cl A5
2.012%, 12/12/2053	656	676
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (A)	3,948	4,210
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A)(D)	14	13
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.788%, 10/25/2033 (D)	162	168
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	14	15

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	35

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	$5	$5
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
2.903%, 05/19/2034 (D)	609	607
Hudson Yards Mortgage Trust, Ser 2019- 30HY, Cl A
3.228%, 07/10/2039 (A)	1,225	1,385
Hudson Yards Mortgage Trust, Ser 2019- 55HY, Cl A
2.943%, 12/10/2041 (A)(D)	1,240	1,381
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.498%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	7	7
Impact Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (A)	1,066	1,152
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.888%, 01/15/2047 (D)	130	140
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.554%, 09/15/2047 (D)	120	111
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	541	583
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,792	1,891
JPMBB Commercial Mortgage Securities Trust, Ser C21, Cl AS
3.997%, 08/15/2047	415	455
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	187	204
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A3
3.597%, 03/15/2050	250	262
JPMDB Commercial Mortgage Securities Trust, Ser 2018-C8, Cl ASB
4.145%, 06/15/2051	575	663
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.191%, 06/12/2043 (D)	524	–
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AJ
5.895%, 02/12/2049 (D)	47	23
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AJ
6.496%, 02/15/2051 (D)	2	2

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl B
5.424%, 08/15/2046 (A)(D)	$296	$298
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.598%, 07/15/2047 (D)	380	386
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	529	578
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/2031 (A)(D)	1,305	1,328
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl A
2.410%, VAR ICE LIBOR USD 1 Month+0.910%, 06/15/2035 (A)	1,129	1,072
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039 (A)	1,500	1,708
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.530%, 11/25/2033 (D)	22	22
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.074%, 08/25/2034 (D)	42	44
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
2.546%, 05/25/2045 (A)(D)	77	80
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (A)(D)	389	398
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(D)	1,126	1,152
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.380%, 02/15/2041 (A)(D)	313	–
Lehman XS Trust, Ser 2007-16N, Cl 2A2
0.998%, VAR ICE LIBOR USD 1 Month+0.850%, 09/25/2047	5,976	5,843
Master Resecuritization Trust, Ser 2005, Cl 3, PO
0.000%, 05/28/2035 (A)(F)	3	3
MASTR Reperforming Loan Trust, Ser 2005- 1, Cl 1A1
6.000%, 08/25/2034 (A)	1,281	986
Mello Warehouse Securitization Trust, Ser 2020-1, Cl A
1.048%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2053 (A)	895	895

36	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Mello Warehouse Securitization Trust, Ser 2020-2, Cl A
0.953%, VAR ICE LIBOR USD 1 Month+0.800%, 11/25/2053 (A)	$971	$971
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
3.321%, 07/25/2033 (D)	11	11
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
4.000%, 02/25/2034 (D)	38	38
MKT Mortgage Trust, Ser 525M, Cl A
2.694%, 02/12/2040 (A)	1,750	1,876
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.543%, 12/12/2049 (A)(D)	38	–
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJFL
5.450%, 08/12/2048 (A)(D)	15	8
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048 (D)	112	62
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
6.193%, 09/12/2049 (D)	137	123
Morgan Stanley BAML Trust, Ser 2012- CKSV, Cl A2
3.277%, 10/15/2030 (A)	760	712
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	390	402
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	84
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/2048	138	150
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	250	280
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl B
4.111%, 11/15/2052 (D)	1,030	1,161
Morgan Stanley Capital I Trust, Ser 2006- IQ12, Cl AJ
5.399%, 12/15/2043	55	37
Morgan Stanley Capital I Trust, Ser 2007- HQ11, Cl X, IO
0.174%, 02/12/2044 (A)(D)	40	–
Morgan Stanley Capital I Trust, Ser 2007- IQ16, Cl AJ
6.259%, 12/12/2049 (D)	86	51

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2007- T27, Cl AJ
6.014%, 06/11/2042 (D)	$1,383	$1,384
Morgan Stanley Capital I Trust, Ser 2011- C1, Cl C
5.563%, 09/15/2047 (A)(D)	268	268
Morgan Stanley Capital I Trust, Ser 2016- BNK2, Cl XA, IO
1.048%, 11/15/2049 (D)	3,338	143
Morgan Stanley Capital I Trust, Ser 2017- ASHF, Cl A
0.991%, VAR ICE LIBOR USD 1 Month+0.850%, 11/15/2034 (A)	38	36
Morgan Stanley Capital I Trust, Ser 2019- BPR, Cl A
1.541%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (A)	1,720	1,655
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035 (A)(D)	490	483
Natixis Commercial Mortgage Securities Trust, Ser 2PAC, Cl A
2.966%, 12/15/2038 (A)	1,260	1,320
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%, 02/25/2057 (A)(D)	967	1,045
New Residential Mortgage Loan Trust, Ser 2019-NQM2, Cl A1
3.600%, 04/25/2049 (A)(D)	343	345
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (A)(D)	572	583
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	82	85
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059 (A)(D)	422	438
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (A)(D)	172	172
OBX Trust, Ser 2020-EXP1, Cl 2A1A
0.898%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/2060 (A)	1,043	1,044
OBX Trust, Ser 2020-EXP3, Cl 2A1A
1.048%, VAR ICE LIBOR USD 1 Month+0.900%, 01/25/2060 (A)	848	849
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054 (A)	1,570	1,678
PHH Alternative Mortgage Trust, Ser 2007- 3, Cl A3
0.448%, VAR ICE LIBOR USD 1 Month+0.300%, 07/25/2037	6,016	5,855
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034 (F)	4	3

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	37

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	$13	$13
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (A)	899	753
Radnor RE, Ser 2018-1, Cl M2
2.848%, VAR ICE LIBOR USD 1 Month+2.700%, 03/25/2028 (A)	7,270	7,285
RBSCF Trust, Ser 2013-GSP, Cl A
3.834%, 01/15/2032 (A)(D)	445	470
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.122%, 12/25/2034 (D)	249	248
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/2059 (A)(D)	1,727	1,756
Rosslyn Portfolio Trust, Ser 2017-R17, Cl A
1.939%, VAR ICE LIBOR USD 1
Month+0.950%, 06/15/2033 (A)	282	282
Seasoned Credit Risk Transfer Trust, Ser 2016-1, Cl M2
3.750%, 09/25/2055 (A)(D)	2,960	2,971
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl M
4.750%, 07/25/2058 (A)(D)	2,840	2,929
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043 (A)(D)	390	397
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043 (A)(D)	75	71
SG Residential Mortgage Trust, Ser 2019-3, Cl A1
2.703%, 09/25/2059 (A)(D)	527	535
Silverstone Master Issuer, Ser 2018-1A, Cl 1A
0.599%, VAR ICE LIBOR USD 3 Month+0.390%, 01/21/2070 (A)	179	179
Starwood Mortgage Residential Trust, Ser 2019-INV1, Cl A1
2.610%, 09/27/2049 (A)(D)	644	656
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050 (A)(D)	1,095	1,119
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065 (A)(D)	755	760
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055 (A)(D)	711	711

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
0.338%, VAR ICE LIBOR USD 1 Month+0.190%, 09/25/2047	$4,424	$4,166
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
2.873%, 07/25/2033 (D)	47	48
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
2.431%, 12/25/2033 (D)	15	15
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.470%, 12/10/2045 (A)(D)	670	387
Verus Securitization Trust, Ser 2019-1, Cl A1
3.836%, 02/25/2059 (A)(D)	243	244
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 05/25/2059 (A)(D)	862	869
Verus Securitization Trust, Ser 2019-3, Cl A1
2.784%, 07/25/2059 (A)	1,187	1,213
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059 (A)	1,608	1,645
Verus Securitization Trust, Ser 2019-INV1, Cl A1
3.402%, 12/25/2059 (A)(D)	459	464
Verus Securitization Trust, Ser 2019-INV2, Cl A1
2.913%, 07/25/2059 (A)(D)	654	672
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059 (A)(D)	791	813
Verus Securitization Trust, Ser 2020-2, Cl A1
2.226%, 05/25/2060 (A)(D)	1,490	1,519
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065 (A)	280	280
Visio Trust, Ser 2019-1, Cl A1
3.572%, 06/25/2054 (A)(D)	358	362
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055 (A)	750	752
VNDO Mortgage Trust, Ser 2012-6AVE, Cl C
3.337%, 11/15/2030 (A)(D)	987	1,017
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (A)	110	114
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.572%, 10/25/2033 (D)	31	31
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.713%, 08/25/2033 (D)	17	17

38	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.782%, 09/25/2033 (D)	$31	$31
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
17.056%, 06/25/2033 (D)	6	8
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	70	72
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
3.655%, 06/25/2034 (D)	19	19
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	71	76
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
1.708%, VAR ICE LIBOR USD 1 Month+1.560%, 10/25/2045	298	306
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
0.668%, VAR ICE LIBOR USD 1 Month+0.520%, 11/25/2045	5,087	4,989
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
1.309%, VAR 12 Month Treas Avg+0.700%, 02/25/2047	1,393	1,298
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
1.309%, VAR 12 Month Treas Avg+0.700%, 01/25/2047	865	746
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/14/2022 (A)(D)	287	290
Wells Fargo Commercial Mortgage Trust, Ser 2012- LC5, Cl C
4.693%, 10/15/2045 (D)	780	802
Wells Fargo Commercial Mortgage Trust, Ser 2013- LC12, Cl B
4.275%, 07/15/2046 (D)	20	19
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A5
3.405%, 12/15/2047	570	625
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.283%, 11/15/2059 (D)	5,403	275
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR7, Cl B1
4.146%, 05/25/2035 (D)	2,013	1,660
Wells Fargo Mortgage-Backed Securities Trust, Ser 2015-5R, Cl 2A1
3.141%, 03/26/2035 (A)(D)	46	46

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.306%, 06/15/2045 (A)(D)	$592	$7
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.186%, 05/15/2045 (A)(D)	828	19
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (D)	110	119
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (D)	300	320
WFRBS Commercial Mortgage Trust, Ser C25, Cl ASB
3.369%, 11/15/2047	432	455
WinWater Mortgage Loan Trust, Ser 2015- 5, Cl A5
3.500%, 08/20/2045 (A)(D)	27	27

		309,688

Total Mortgage-Backed Securities (Cost $1,392,324) ($ Thousands)		1,405,643

U.S. TREASURY OBLIGATIONS – 28.4%
U.S. Treasury Bills
0.110%, 04/29/2021 (F)	3,100	3,099
0.097%, 01/21/2021 (F)	40,835	40,834
0.090%, 02/18/2021 (F)	2,670	2,670
0.090%, 04/20/2021 (F)	8,380	8,378
0.090%, 05/04/2021 (F)	14,330	14,326
0.089%, 02/02/2021 (F)	14,865	14,864
0.085%, 03/02/2021 (F)	2,620	2,619
0.072%, 01/05/2021 (F)	2,290	2,290
0.072%, 01/19/2021 (F)	9,165	9,165
0.061%, 01/07/2021 (F)	6,190	6,190
U.S. Treasury Bonds
2.875%, 05/15/2043	9,310	11,770
2.500%, 02/15/2045	2,748	3,277
2.000%, 02/15/2050	4,840	5,257
1.625%, 11/15/2050	74,925	74,644
1.375%, 11/15/2040	24,047	23,776
1.375%, 08/15/2050	50,611	47,400
1.250%, 05/15/2050	73,008	66,232
1.125%, 05/15/2040	17,326	16,449
1.125%, 08/15/2040	29,426	27,858
U.S. Treasury Inflation Protected Securities
2.125%, 02/15/2040	2,000	3,096
2.125%, 02/15/2041	963	1,510
1.375%, 02/15/2044	3,430	4,937
1.000%, 02/15/2046	2,451	3,341

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	39

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.000%, 02/15/2048	$4,329	$6,024
1.000%, 02/15/2049	1,573	2,214
0.750%, 02/15/2042	2,501	3,182
0.750%, 02/15/2045	1,172	1,511
U.S. Treasury Notes
3.125%, 05/15/2021	4,551	4,601
2.250%, 04/30/2021	4,878	4,912
2.125%, 05/15/2022	618	635
1.375%, 01/31/2021	16,359	16,374
1.375%, 05/31/2021	18,578	18,674
0.875%, 11/15/2030	60,813	60,613
0.625%, 11/30/2027	2,225	2,225
0.625%, 12/31/2027	31,007	30,973
0.625%, 05/15/2030	1,050	1,027
0.625%, 08/15/2030	250	244
0.500%, 06/30/2027	10,880	10,834
0.500%, 08/31/2027	8,840	8,786
0.500%, 10/31/2027	2,240	2,222
0.375%, 04/30/2025	6,270	6,293
0.375%, 11/30/2025	84,364	84,483
0.375%, 12/31/2025	127,475	127,575
0.250%, 06/15/2023	3,403	3,412
0.250%, 11/15/2023	7,965	7,987
0.250%, 05/31/2025	2,280	2,276
0.250%, 06/30/2025	360	359
0.250%, 08/31/2025	4,213	4,199
0.250%, 09/30/2025	5,796	5,774
0.250%, 10/31/2025	910	906
0.125%, 05/31/2022	3,212	3,213
0.125%, 06/30/2022	3,798	3,799
0.125%, 07/31/2022	4,694	4,695
0.125%, 08/31/2022	23,167	23,169
0.125%, 09/30/2022	13,465	13,466
0.125%, 10/31/2022	66,793	66,803
0.125%, 11/30/2022	157,450	157,468
0.125%, 12/31/2022	67,378	67,386
0.125%, 09/15/2023	14,026	14,016
0.125%, 10/15/2023	6,605	6,600
0.125%, 12/15/2023	66,534	66,456
U.S. Treasury STRIPS
2.340%, 05/15/2049(F)	5,380	3,342

Total U.S. Treasury Obligations (Cost $1,241,077) ($ Thousands)		1,242,710

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES – 7.5%

Automotive – 1.2%
Ally Auto Receivables Trust, Ser 2018-1, Cl A3
2.350%, 06/15/2022	$62	$62
Ally Auto Receivables Trust, Ser 2019-3, Cl A4
1.960%, 12/16/2024	670	692
Ally Auto Receivables Trust, Ser 2019-4, Cl A3
1.840%, 06/17/2024	190	193
Americredit Automobile Receivables Trust, Ser 2018-1, Cl A3
3.070%, 12/19/2022	649	652
AmeriCredit Automobile Receivables Trust, Ser 2020-1, Cl A2A
1.100%, 03/20/2023	144	144
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl A2A
0.600%, 12/18/2023	1,549	1,552
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A2
0.420%, 03/18/2024	1,140	1,141
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A3
0.530%, 06/18/2025	905	907
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (A)	333	344
Avis Budget Rental Car Funding AESOP, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (A)	665	693
Avis Budget Rental Car Funding AESOP, Ser 2020-1A, Cl A
2.330%, 08/20/2026 (A)	1,120	1,156
Avis Budget Rental Car Funding AESOP, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (A)	4,314	4,395
Bank of The West Auto Trust, Ser 2019-1, Cl A2
2.400%, 10/17/2022 (A)	126	126
Chase Auto Credit Linked Notes, Ser 2020-1, Cl B
0.991%, 01/25/2028 (A)	717	719
Chase Auto Credit Linked Notes, Ser 2020-2, Cl B
0.840%, 02/25/2028 (A)	1,080	1,081
Chesapeake Funding II, Ser 2017-3A, Cl B
2.570%, 08/15/2029 (A)	205	206
Chesapeake Funding II, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (A)	895	909
Chesapeake Funding II, Ser 2020-1A, Cl A1
0.870%, 08/16/2032 (A)	2,509	2,522

40	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II, Ser 2020-1A, Cl B
1.240%, 08/16/2032 (A)	$1,010	$1,016
Drive Auto Receivables Trust, Ser 2019-3, Cl A3
2.490%, 06/15/2023	448	449
Drive Auto Receivables Trust, Ser 2020-1, Cl A2
1.990%, 12/15/2022	186	186
Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.850%, 07/17/2023	294	295
Enterprise Fleet Financing, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (A)	339	345
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl A
2.180%, 01/17/2023 (A)	124	124
Exeter Automobile Receivables Trust, Ser 2020-2A, Cl A
1.130%, 08/15/2023 (A)	1,314	1,318
Ford Credit Auto Lease Trust, Ser 2020-B, Cl A3
0.620%, 08/15/2023	1,891	1,899
Ford Credit Auto Owner Trust, Ser 2017-B, Cl A4
1.870%, 09/15/2022	173	173
Ford Credit Auto Owner Trust, Ser 2017-C, Cl A3
2.010%, 03/15/2022	93	93
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (A)	1,568	1,723
Ford Credit Auto Owner Trust, Ser 2018-2, Cl A
3.470%, 01/15/2030 (A)	1,725	1,850
Ford Credit Auto Owner Trust, Ser 2018-A, Cl A3
3.030%, 11/15/2022	103	104
Ford Credit Auto Owner Trust, Ser 2019-1, Cl A
3.520%, 07/15/2030 (A)	2,077	2,265
Ford Credit Auto Owner Trust, Ser 2020-1, Cl A
2.040%, 08/15/2031 (A)	2,236	2,357
Ford Credit Auto Owner Trust, Ser 2020-2, Cl A
1.060%, 04/15/2033 (A)	2,456	2,479
Ford Credit Auto Owner Trust, Ser 2020-A, Cl A3
1.040%, 08/15/2024	857	867
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl A2A
0.710%, 10/20/2022	101	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl A4
1.010%, 07/22/2024	$197	$200
GM Financial Consumer Automobile Receivables Trust, Ser 2020-1, Cl A2
1.830%, 01/17/2023	174	175
Hertz Fleet Lease Funding, Ser 2017-1, Cl A2
2.130%, 04/10/2031 (A)	62	62
Hertz Fleet Lease Funding, Ser 2019-1, Cl D
3.440%, 01/10/2033 (A)	1,580	1,519
Hertz Vehicle Financing II, Ser 2016-2A, Cl B
3.940%, 03/25/2022 (A)	1,340	1,343
Hyundai Auto Receivables Trust, Ser 2019- B, Cl A3
1.940%, 02/15/2024	170	173
Hyundai Auto Receivables Trust, Ser 2020- B, Cl A2
0.380%, 03/15/2023	1,500	1,501
Santander Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.030%, 02/15/2024	393	398
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.620%, 05/15/2023	1,891	1,893
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A2
0.460%, 09/15/2023	1,465	1,466
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A3
0.520%, 07/15/2024	684	686
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl A2
0.420%, 09/15/2023	670	671
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl A3
0.480%, 07/15/2024	623	625
Santander Revolving Auto Loan Trust, Ser 2019-A, Cl A
2.510%, 01/26/2032 (A)	2,103	2,236
Tesla Auto Lease Trust, Ser 2020-A, Cl A2
0.550%, 05/22/2023 (A)	1,548	1,551
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/2024 (A)	460	463
Toyota Auto Receivables Owner Trust, Ser 2019-D, Cl A2
1.920%, 07/15/2022	111	111
Toyota Auto Receivables Owner Trust, Ser 2020-A, Cl A2
1.670%, 11/15/2022	129	129

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	41

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Wheels SPV 2, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (A)	$1,340	$1,341

		51,682

Credit Cards – 0.4%
BA Credit Card Trust, Ser 2020-A1, Cl A1
0.340%, 05/15/2026	908	909
Capital One Multi-Asset Execution Trust, Ser 2016-A2, Cl A2
0.789%, VAR ICE LIBOR USD 1 Month+0.630%, 02/15/2024	1,463	1,465
Capital One Multi-Asset Execution Trust, Ser 2016-A7, Cl A7
0.669%, VAR ICE LIBOR USD 1 Month+0.510%, 09/16/2024	872	876
Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5
0.739%, VAR ICE LIBOR USD 1 Month+0.580%, 07/15/2027	1,215	1,228
Citibank Credit Card Issuance Trust, Ser 2017-A5, Cl A5
0.764%, VAR ICE LIBOR USD 1 Month+0.620%, 04/22/2026	2,505	2,532
Citibank Credit Card Issuance Trust, Ser 2017-A6, Cl A6
0.924%, VAR ICE LIBOR USD 1 Month+0.770%, 05/14/2029	3,405	3,409
Discover Card Execution Note Trust, Ser 2017-A5, Cl A5
0.759%, VAR ICE LIBOR USD 1 Month+0.600%, 12/15/2026	1,870	1,889
Discover Card Execution Note Trust, Ser 2018-A2, Cl A2
0.489%, VAR ICE LIBOR USD 1 Month+0.330%, 08/15/2025	2,405	2,414

		14,722

Mortgage Related Securities – 0.3%
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.198%, VAR ICE LIBOR USD 1
Month+1.050%, 01/25/2034	505	495
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
0.648%, VAR ICE LIBOR USD 1 Month+0.500%, 12/25/2035	304	303
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE10, Cl M1
1.123%, VAR ICE LIBOR USD 1 Month+0.975%, 12/25/2034	343	337

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE6, Cl M1
1.003%, VAR ICE LIBOR USD 1 Month+0.855%, 08/25/2034	$2,599	$2,524
Centex Home Equity, Ser 2006-A, Cl AV4
0.398%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	253	253
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
5.070%, 04/25/2034	219	229
Citigroup Mortgage Loan Trust, Ser 2006- HE2, Cl M1
0.438%, VAR ICE LIBOR USD 1 Month+0.290%, 08/25/2036	4,647	4,607
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
0.428%, VAR ICE LIBOR USD 1 Month+0.280%, 05/25/2037	5,500	4,278
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
0.823%, VAR ICE LIBOR USD 1 Month+0.675%, 12/25/2034	406	392
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
0.868%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (A)	99	97
Option One Mortgage Loan Trust, Ser 2005-4, Cl M1
0.808%, VAR ICE LIBOR USD 1 Month+0.660%, 11/25/2035	186	186
Option One Mortgage Loan Trust, Ser 2006-1, Cl 1A1
0.368%, VAR ICE LIBOR USD 1 Month+0.220%, 01/25/2036	898	892
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002- AL1, Cl A2
3.450%, 02/25/2032	12	12

		14,605

Other Asset-Backed Securities – 5.6%
Academic Loan Funding Trust, Ser 2012- 1A, Cl A2
1.248%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (A)	1,449	1,460
American Tower Trust, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	340	347
Antares CLO, Ser 2020-1A, Cl A1
2.113%, VAR ICE LIBOR USD 3 Month+1.900%, 10/23/2031 (A)	1,400	1,406

42	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Apidos CLO XXI, Ser 2018-21A, Cl A1R
1.148%, VAR ICE LIBOR USD 3 Month+0.930%, 07/18/2027 (A)	$590	$587
Applebee’s Funding, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (A)	1,865	1,840
Balboa Bay Loan Funding, Ser 2020-1A, Cl A
1.490%, VAR ICE LIBOR USD 3 Month+1.350%, 01/20/2032 (A)	1,405	1,405
Barings CLO, Ser 2017-IA, Cl AR
1.018%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (A)	1,087	1,080
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.407%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	3,050	3,078
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.215%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	2,150	2,152
BVRT Financing Trust, Ser 2020, Cl A71
1.900%, 07/10/2032	800	800
Chase Funding Mortgage Loan Asset- Backed Certificates, Ser 2003-6, Cl 1A5
4.993%, 11/25/2034	39	41
CIT Education Loan Trust, Ser 2007-1, Cl A
0.341%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (A)	1,116	1,082
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.199%, 03/25/2037	1,726	1,779
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl M1
5.199%, 03/25/2037	1,430	1,524
College Avenue Student Loans, Ser 2017-A, Cl A1
1.798%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (A)	582	591
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (A)	342	362
College Avenue Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (A)	1,756	1,838
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
0.648%, VAR ICE LIBOR USD 1 Month+0.500%, 10/25/2034	384	371
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.688%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034	277	266

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
0.948%, VAR ICE LIBOR USD 1 Month+0.800%, 10/25/2047	$1,698	$1,663
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.299%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	351	322
CSEMC, Ser 2020-1, Cl A
7.252%, 08/09/2024	1,310	1,271
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.459%, VAR ICE LIBOR USD 1 Month+0.300%, 02/15/2034	28	28
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (A)	1,664	1,715
Dryden XXVI Senior Loan Fund, Ser 2018- 26A, Cl AR
1.137%, VAR ICE LIBOR USD 3 Month+0.900%, 04/15/2029 (A)	1,150	1,144
Educational Funding of the South, Ser 2011-1, Cl A2
0.865%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	678	678
Elmwood CLO II, Ser 2019-2A, Cl A
1.668%, VAR ICE LIBOR USD 3 Month+1.450%, 04/20/2031 (A)	1,560	1,559
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
1.148%, VAR ICE LIBOR USD 1 Month+1.000%, 08/25/2034	374	379
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF8, Cl M1
0.883%, VAR ICE LIBOR USD 1 Month+0.735%, 09/25/2035	170	172
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	199	220
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	1,860	2,192
Ford Credit Floorplan Master Owner Trust A, Ser 2020-1, Cl A1
0.700%, 09/15/2025	2,476	2,494
Ford Credit Floorplan Master Owner Trust A, Ser 2020-2, Cl A
1.060%, 09/15/2027	3,543	3,594
Galaxy XXIX CLO, Ser 2018-29A, Cl A
1.011%, VAR ICE LIBOR USD 3 Month+0.790%, 11/15/2026 (A)	1,759	1,753
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (A)	606	606

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	43

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GMF Floorplan Owner Revolving Trust, Ser 2020-2, Cl A
0.690%, 10/15/2025 (A)	$762	$766
GoldenTree Loan Opportunities IX, Ser 2018-9A, Cl AR2
1.323%, VAR ICE LIBOR USD 3 Month+1.110%, 10/29/2029 (A)	3,000	2,998
GSAMP Trust, Ser 2003-SEA, Cl A1
0.548%, VAR ICE LIBOR USD 1 Month+0.400%, 02/25/2033	606	576
GSAMP Trust, Ser 2006-HE3, Cl A2D
0.648%, VAR ICE LIBOR USD 1 Month+0.500%, 05/25/2046	3,300	3,143
GSAMP Trust, Ser 2006-NC1, Cl A3
0.728%, VAR ICE LIBOR USD 1 Month+0.580%, 02/25/2036	1,092	1,089
Higher Education Funding, Ser 2014-1, Cl A
1.257%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (A)	1,450	1,454
Hildene Community Funding CDO, Ser 2020-1A, Cl AR
3.250%, 11/01/2035 (A)	1,240	1,240
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	786	822
Home Partners of America Trust, Ser 2019-2, Cl A
2.703%, 10/19/2039 (A)	1,712	1,801
HPEFS Equipment Trust, Ser 2020-2A, Cl A2
0.650%, 07/22/2030 (A)	1,820	1,824
HSI Asset Securitization Trust, Ser 2006- OPT3, Cl 3A3
0.328%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036	111	110
HSI Asset Securitization Trust, Ser 2006-OPT4, Cl 1A1
0.318%, VAR ICE LIBOR USD 1 Month+0.170%, 03/25/2036	315	315
JFIN CLO, Ser 2017-2A, Cl A1AR
1.388%, VAR ICE LIBOR USD 3 Month+1.170%, 07/20/2026 (A)	79	79
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	854	978
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (A)	1,178	1,315
John Deere Owner Trust, Ser 2020-B, Cl A2
0.410%, 03/15/2023	3,250	3,253
Laurel Road Prime Student Loan Trust, Ser 2020-A, Cl A1FX
0.720%, 11/25/2050 (A)	319	320
LCM XIII, Ser 2019-13A, Cl ARR
1.358%, VAR ICE LIBOR USD 3 Month+1.140%, 07/19/2027 (A)	1,400	1,398

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
LCM XXI, Ser 2018-21A, Cl AR
1.098%, VAR ICE LIBOR USD 3 Month+0.880%, 04/20/2028 (A)	$1,290	$1,284
Magnetite VII, Ser 2018-7A, Cl A1R2
1.037%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (A)	1,000	992
Magnetite XXVIII, Ser 2020-28A, Cl A
1.487%, VAR ICE LIBOR USD 3 Month+1.270%, 10/25/2031 (A)	1,800	1,799
MF, Ser 2020-FL4, Cl A
1.859%, VAR ICE LIBOR USD 1 Month+1.700%, 11/15/2035 (A)	980	981
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	1,758	1,880
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (A)(D)	552	555
MMAF Equipment Finance, Ser 2020-BA, Cl A2
0.380%, 08/14/2023 (A)	660	660
MMAF Equipment Finance, Ser 2020-BA, Cl A3
0.490%, 08/14/2025 (A)	1,245	1,246
Morgan Stanley Resecuritization Trust, Ser 2015-R7, Cl 1BXA
7.880%, 02/26/2029 (A)(D)	930	927
MVW, Ser 2019-2A, Cl A
2.220%, 10/20/2038 (A)	820	844
MVW, Ser 2020-1A, Cl A
1.740%, 10/20/2037 (A)	917	938
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
2.309%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (A)	425	436
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (A)	353	368
Navient Private Education Loan Trust, Ser 2020-IA, Cl A1A
1.330%, 04/15/2069 (A)	3,093	3,097
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (A)	308	314
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (A)	194	198
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (A)	1,691	1,793
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (A)	1,725	1,804

44	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (A)	$1,149	$1,184
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (A)	1,761	1,842
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2B
1.209%, VAR ICE LIBOR USD 1 Month+1.050%, 12/15/2059 (A)	782	786
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (A)	4,709	4,864
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (A)	872	893
Navient Private Education Refi Loan Trust, Ser 2020-A, Cl A2A
2.460%, 11/15/2068 (A)	1,271	1,331
Navient Private Education Refi Loan Trust, Ser 2020-A, Cl A2B
1.059%, VAR ICE LIBOR USD 1 Month+0.900%, 11/15/2068 (A)	836	837
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A1
1.800%, 01/15/2069 (A)	313	314
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A2
2.120%, 01/15/2069 (A)	748	768
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	673	686
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (A)	621	628
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (A)	2,332	2,349
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (A)	3,442	3,477
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.658%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	2,893	2,829
Navient Student Loan Trust, Ser 2014-3, Cl A
0.768%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	2,408	2,379
Navient Student Loan Trust, Ser 2014-4, Cl A
0.768%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	1,646	1,608

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2016-2A, Cl A3
1.648%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2065 (A)	$1,270	$1,311
Navient Student Loan Trust, Ser 2016-3A, Cl A2
0.998%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (A)	7	7
Navient Student Loan Trust, Ser 2017-1A, Cl A3
1.298%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/2066 (A)	1,000	1,019
Navient Student Loan Trust, Ser 2017-3A, Cl A3
1.198%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (A)	2,900	2,933
Navient Student Loan Trust, Ser 2018-EA, Cl A2
4.000%, 12/15/2059 (A)	780	808
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (A)	1,416	1,484
Navient Student Loan Trust, Ser 2020-2A, Cl A1A
1.320%, 08/26/2069 (A)	2,174	2,177
Navient Student Loan Trust, Ser 2020-2A, Cl A1B
1.048%, VAR ICE LIBOR USD 1 Month+0.900%, 08/26/2069 (A)	907	911
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.395%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	617	607
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.375%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	1,074	1,063
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.325%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	3,695	3,599
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.336%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	3,040	2,948
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.356%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	2,989	2,943
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
0.416%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	469	445

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	45

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.601%, VAR ICE LIBOR USD 3 Month+0.350%, 03/25/2026 (A)	$49	$48
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
0.998%, VAR ICE LIBOR USD 1 Month+0.850%, 07/27/2037 (A)	950	942
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.098%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (A)	2,155	2,171
New Hampshire Higher Education Loan, Ser 2020-1, Cl A1A
1.550%, 09/25/2060	2,649	2,699
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050 (A)	1,118	1,127
Octagon Investment Partners 25, Ser 2018- 1A, Cl AR
1.018%, VAR ICE LIBOR USD 3 Month+0.800%, 10/20/2026 (A)	579	577
Octagon Investment Partners 50, Ser 2020-4A, Cl A1
1.470%, VAR ICE LIBOR USD 3 Month+1.300%, 10/15/2033 (A)	1,725	1,726
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (A)	864	898
Origen Manufactured Housing, Ser 2006-A, Cl A2
2.026%, 10/15/2037 (D)	993	950
Parliament Funding II ltd, Ser 2020-1A, Cl A
2.425%, 08/12/2030 (A)(D)	825	827
PFCA Home Equity Investment Trust, Ser 2004-GP2, Cl A
3.546%, 08/25/2035 (A)(D)	1,248	1,258
PFS Financing, Ser 2018-F, Cl A
3.520%, 10/15/2023 (A)	480	492
RAMP Trust, Ser 2006-RZ3, Cl M1
0.498%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	6,292	6,146
Rockford Tower CLO, Ser 2019-2A, Cl A
1.554%, VAR ICE LIBOR USD 3 Month+1.330%, 08/20/2032 (A)	3,150	3,152
SBA Small Business Investment, Ser 2018- 10B, Cl 1
3.548%, 09/10/2028	1,271	1,385
SBA Small Business Investment, Ser 2019- 10A, Cl 1
3.113%, 03/10/2029	738	785

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Ser 2008-1, Cl A4A
1.817%, VAR ICE LIBOR USD 3 Month+1.600%, 12/15/2032	$520	$531
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
0.547%, VAR ICE LIBOR USD 3 Month+0.330%, 03/15/2024	503	500
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
0.527%, VAR ICE LIBOR USD 3 Month+0.310%, 12/15/2038	1,467	1,417
SLM Student Loan Trust, Ser 2003-1, Cl A5C
0.967%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (A)	690	657
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
1.417%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (A)	2,235	2,193
SLM Student Loan Trust, Ser 2005-4, Cl A4
0.385%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2040	3,000	2,861
SLM Student Loan Trust, Ser 2006-10, Cl A6
0.365%, VAR ICE LIBOR USD 3 Month+0.150%, 03/25/2044	1,178	1,147
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.375%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	2,440	2,375
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.275%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	1,626	1,565
SLM Student Loan Trust, Ser 2007-7, Cl B
0.965%, VAR ICE LIBOR USD 3 Month+0.750%, 10/27/2070	1,050	915
SLM Student Loan Trust, Ser 2008-2, Cl A3
0.965%, VAR ICE LIBOR USD 3 Month+0.750%, 04/25/2023	820	797
SLM Student Loan Trust, Ser 2008-2, Cl B
1.415%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	685	608
SLM Student Loan Trust, Ser 2008-3, Cl B
1.415%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	685	625
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.865%, VAR ICE LIBOR USD 3 Month+1.650%, 07/25/2022	648	648
SLM Student Loan Trust, Ser 2008-4, Cl B
2.065%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	685	635
SLM Student Loan Trust, Ser 2008-5, Cl A4
1.915%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	112	112

46	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-5, Cl B
2.065%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	$685	$664
SLM Student Loan Trust, Ser 2008-6, Cl A4
1.315%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/2023	3,247	3,213
SLM Student Loan Trust, Ser 2008-6, Cl B
2.065%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	685	653
SLM Student Loan Trust, Ser 2008-7, Cl B
2.065%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	685	662
SLM Student Loan Trust, Ser 2008-8, Cl B
2.465%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	685	682
SLM Student Loan Trust, Ser 2008-9, Cl A
1.715%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	1,384	1,384
SLM Student Loan Trust, Ser 2008-9, Cl B
2.465%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	685	682
SLM Student Loan Trust, Ser 2009-3, Cl A
0.898%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2045 (A)	572	568
SLM Student Loan Trust, Ser 2010-1, Cl A
0.548%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	366	356
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.098%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	1,851	1,801
SLM Student Loan Trust, Ser 2012-2, Cl A
0.848%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	1,586	1,513
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.898%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	345	340
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (A)	1,005	1,039
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (A)	496	510
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
1.609%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (A)	1,594	1,618
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
1.259%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (A)	518	522

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2017-A, Cl A2B
1.059%, VAR ICE LIBOR USD 1 Month+0.900%, 09/15/2034 (A)	$981	$984
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (A)	596	645
SMB Private Education Loan Trust, Ser 2019-A, Cl A2A
3.440%, 07/15/2036 (A)	2,719	2,877
SMB Private Education Loan Trust, Ser 2020-B, Cl A1A
1.290%, 07/15/2053 (A)	1,866	1,873
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (A)	1,669	1,687
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2A
1.600%, 09/15/2054 (A)	4,353	4,394
SoFi Consumer Loan Program Trust, Ser 2017-4, Cl A
2.500%, 05/26/2026 (A)	282	283
SoFi Consumer Loan Program Trust, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (A)	233	234
SoFi Consumer Loan Program Trust, Ser 2018-2, Cl A2
3.350%, 04/26/2027 (A)	44	44
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (A)	863	872
SoFi Professional Loan Program Trust, Ser 2020-A, Cl A2FX
2.540%, 05/15/2046 (A)	2,042	2,110
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (A)	1,396	1,426
SoFi Professional Loan Program, Ser 2016- D, Cl A1
1.098%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (A)	54	54
SoFi Professional Loan Program, Ser 2016- E, Cl A1
0.998%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (A)	93	93
SoFi Professional Loan Program, Ser 2017- A, Cl A1
0.848%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (A)	115	115
SoFi Professional Loan Program, Ser 2017- E, Cl A1
0.648%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (A)	62	62

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	47

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program, Ser 2018- A, Cl A2B
2.950%, 02/25/2042 (A)	$462	$472
South Carolina Student Loan, Ser 2015-A, Cl A
1.648%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/2036	1,010	1,015
Stack Infrastructure Issuer, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (A)	1,355	1,369
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
0.698%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034	472	456
Structured Asset Investment Loan Trust, Ser 2005-HE1, Cl M1
0.855%, VAR ICE LIBOR USD 1 Month+0.470%, 07/25/2035	104	105
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
0.358%, VAR ICE LIBOR USD 1 Month+0.210%, 02/25/2037	4,216	3,997
Symphony CLO XIX, Ser 2018-19A, Cl A
1.190%, VAR ICE LIBOR USD 3 Month+0.960%, 04/16/2031 (A)	1,700	1,692
TCI-Flatiron CLO, Ser 2019-1A, Cl AR
1.438%, VAR ICE LIBOR USD 3 Month+1.220%, 07/17/2028 (A)	1,500	1,498
TCI-Flatiron CLO, Ser 2021-1A, Cl AR2
1.387%, 01/17/2032 (A)(D)	1,500	1,500
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(D)	116	117
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(D)	1,377	1,427
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
0.748%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	901	898
Towd Point Mortgage Trust, Ser 2017-6, Cl M1
3.250%, 10/25/2057 (A)(D)	1,050	1,128
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059 (A)(D)	1,338	1,413
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.148%, VAR ICE LIBOR USD 1 Month+1.000%, 05/25/2058 (A)	1,178	1,186
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058 (A)(D)	650	666

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063 (A)(D)		$1,876	$1,947
Triton Container Finance VIII, Ser 2020- 1A, Cl A
2.110%, 09/20/2045 (A)		778	787
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039		398	435
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044		386	417
Venture XXV Clo, Ser 2021-25A, Cl BR
1.924%, 04/20/2029 (A)(D)		925	925
Verizon Owner Trust, Ser 2019-C, Cl A1A
1.940%, 04/22/2024		1,889	1,930
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024		1,749	1,791
Verizon Owner Trust, Ser 2020-C, Cl A
0.410%, 04/21/2025		720	721
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
0.438%, VAR ICE LIBOR USD 1 Month+0.290%, 07/25/2036		6,442	6,174
Zais CLO, Ser 2020-16A, Cl A2
2.590%, VAR ICE LIBOR USD 3 Month+2.300%, 10/20/2031 (A)		1,525	1,524

			246,745

Total Asset-Backed Securities (Cost $322,289) ($ Thousands)			327,754

SOVEREIGN DEBT – 2.5%
Abu Dhabi Government International Bond
3.875%, 04/16/2050 (A)		1,860	2,267
2.500%, 10/11/2022 (A)		1,010	1,046
2.500%, 04/16/2025 (A)		1,859	1,986
Argentine Republic Government International Bond
2.500%, 2.500%, 07/09/2021,
07/09/2041 (E)		1,460	551
1.000%, 07/09/2029		203	88
0.125%, 0.500%, 07/09/2021,
07/09/2030 (E)		1,216	492
0.125%, 1.125%, 07/09/2021,
07/09/2035 (E)		2,557	933
Bermuda Government International Bond
3.375%, 08/20/2050 (A)		379	408
Brazil Notas do Tesouro Nacional
10.000%, 01/01/2025	BRL	20,585	4,582

48	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2023	BRL	3,994	$849
10.000%, 01/01/2027		571	130
Brazilian Government International Bond
5.625%, 01/07/2041		$1,120	1,323
5.000%, 01/27/2045		3,400	3,774
4.625%, 01/13/2028		2,460	2,755
2.625%, 01/05/2023		200	207
China Government Bond
3.390%, 05/21/2025	CNY	2,000	313
3.310%, 11/30/2025		11,500	1,799
Colombia Government International Bond
5.625%, 02/26/2044		$460	596
5.000%, 06/15/2045		830	1,012
Egypt Government International Bond
5.577%, 02/21/2023 (A)		410	433
Export-Import Bank of India
3.375%, 08/05/2026 (A)		350	378
Indonesia Government International Bond
5.875%, 01/15/2024 (A)		840	965
5.250%, 01/08/2047 (A)		400	531
5.125%, 01/15/2045 (A)		400	515
4.450%, 04/15/2070		574	702
4.350%, 01/11/2048		460	548
3.850%, 07/18/2027 (A)		800	913
3.750%, 04/25/2022 (A)		740	770
3.700%, 10/30/2049		1,220	1,331
3.500%, 01/11/2028		400	448
Israel Government International Bond
4.500%, 04/03/2120		340	450
3.875%, 07/03/2050		260	312
3.375%, 01/15/2050		360	398
2.750%, 07/03/2030		470	518
Italy Buoni Poliennali Del Tesoro
2.300%, 10/15/2021	EUR	12,390	15,500
Japan Bank for International Cooperation
1.750%, 10/17/2024		$950	995
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		1,800	1,802
Kenya Government International Bond
7.250%, 02/28/2028 (A)		200	224
6.875%, 06/24/2024		200	219
Kuwait International Government Bond
3.500%, 03/20/2027 (A)		930	1,058
Mexico Government International Bond
6.050%, 01/11/2040		1,210	1,621
4.750%, 03/08/2044		9,618	11,422
4.600%, 02/10/2048		337	395
4.500%, 04/22/2029		1,445	1,697
4.350%, 01/15/2047		400	456
3.900%, 04/27/2025		157	176

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.771%, 05/24/2061		$295	$307
3.750%, 01/11/2028		390	438
3.600%, 01/30/2025		3,300	3,675
2.659%, 05/24/2031		2,594	2,656
Nigeria Government International Bond
7.143%, 02/23/2030 (A)		240	258
6.500%, 11/28/2027 (A)		220	237
Panama Government International Bond
4.500%, 04/01/2056		540	695
2.252%, 09/29/2032		420	433
Paraguay Government International Bond
5.400%, 03/30/2050 (A)		664	839
4.950%, 04/28/2031 (A)		375	453
Peruvian Government International Bond
5.625%, 11/18/2050		600	943
3.230%, 07/28/2121		129	129
2.783%, 01/23/2031		690	757
2.392%, 01/23/2026		846	902
1.862%, 12/01/2032		320	323
Philippine Government International Bond
2.650%, 12/10/2045		964	976
Province of Quebec Canada
2.625%, 02/13/2023		620	651
Provincia de Buenos Aires
9.125%, 03/16/2024 (A)(G)		230	94
7.875%, 06/15/2027 (A)(G)		250	102
6.500%, 02/15/2023 (A)(G)		300	122
Qatar Government International Bond
4.817%, 03/14/2049 (A)		1,440	1,965
4.000%, 03/14/2029 (A)		880	1,043
3.875%, 04/23/2023		430	462
3.250%, 06/02/2026		200	222
Republic of Poland Government International Bond
5.000%, 03/23/2022		100	106
4.000%, 01/22/2024		1,227	1,359
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	315,940	4,856
7.700%, 03/16/2039		162,070	2,503
7.650%, 04/10/2030		63,630	971
7.250%, 05/10/2034		24,200	356
7.000%, 01/25/2023		34,160	485
7.000%, 08/16/2023		231,430	3,299
6.900%, 05/23/2029		374,900	5,444
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$458	532
5.625%, 04/04/2042		1,800	2,502
4.875%, 09/16/2023		200	220

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	49

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Saudi Government International Bond MTN
2.875%, 03/04/2023 (A)	$360	$377

Total Sovereign Debt (Cost $103,190) ($ Thousands)		111,580

LOAN PARTICIPATIONS – 1.2%
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien
4.396%, VAR LIBOR+4.250%, 07/10/2026	977	972
Alterra Mountain Company, Initial Bluebird Term Loan, 1st Lien
2.896%, VAR LIBOR+2.750%, 07/31/2024	570	561
AmWINS Group, Term Loan B, 1st Lien
3.750%, VAR LIBOR+2.750%, 01/25/2024	30	30
APi Group DE, Inc., Initial Term Loan, 1st Lien
2.647%, VAR LIBOR+2.500%, 10/01/2026	556	554
Aramark Intermediate HoldCo Corp., Term Loan B, 1st Lien
1.895%, 01/15/2027	134	133
1.895%, VAR LIBOR+1.750%, 03/11/2025	274	270
Asplundh Tree Expert, LLC, Initial Term Loan, 1st Lien
2.647%, VAR LIBOR+2.500%, 09/07/2027	290	291
Asurion, LLC (fka Asurion Corporation), New B-7 Term Loan, 1st Lien
3.147%, VAR LIBOR+3.000%, 11/03/2024	571	566
Asurion, LLC (fka Asurion Corporation), New B-8 Term Loan, 1st Lien
3.397%, VAR LIBOR+3.250%, 12/18/2026	723	715
athenahealth, Inc., Term B Loan, 1st Lien
4.648%, VAR LIBOR+4.500%, 02/11/2026	1,715	1,710
4.628%, VAR LIBOR+4.500%, 02/11/2026	4	4
Atlantic Aviation FBO, Term Loan B, 1st Lien
3.900%, 12/06/2025	157	156
Avolon TLB Borro
3.250%, 12/20/2027 (H)	280	280
B.C. Unlimited Liability Company
1.897%, VAR LIBOR+1.750%, 11/19/2026	1,462	1,439

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.148%, VAR LIBOR+3.000%, 06/02/2025 (H)	$764	$761
Bausch Health Companies Inc., Term Loan, 1st Lien
2.898%, 11/27/2025	420	416
Berry Global, Inc. (fka Berry Plastics Corporation), Term W Loan, 1st Lien
2.149%, VAR LIBOR+2.000%,
10/01/2022	342	341
BJ’s Wholesale Club, Term Loan B, 1st Lien
2.154%, VAR LIBOR+2.000%, 02/03/2024 (H)	180	180
Boeing Company, Term Loan, 1st Loan
1.470%, 02/07/2022	624	615
1.467%, 02/07/2022	526	519
Brightview Landscapes LLC, Initial Term Loan, 1st Lien
2.688%, 08/15/2025	156	155
Brookfield WEC Holdings Inc., Initial Term Loan (2020), 1st Lien
3.750%, VAR LIBOR+3.000%, 08/01/2025	9	9
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
2.897%, VAR LIBOR+2.750%, 12/23/2024	729	714
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
4.647%, VAR LIBOR+4.500%, 07/21/2025	620	620
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 03/01/2024	1,413	1,406
Charter Communications Operating Llc Lien1
1.900%, 04/30/2025	1,273	1,268
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
1.900%, VAR LIBOR+1.750%, 02/01/2027	160	159
Citadel Securities LP, 2020 Repriced Term Loan, 1st Lien
2.897%, VAR LIBOR+2.750%, 02/27/2026	493	492
CityCenter Holdings, LLC , Term B Loan, 1st Lien
3.000%, VAR LIBOR+2.250%, 04/18/2024	65	64

50	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Clarios Global LP, Initial Dollar Term Loan, 1st Lien
3.647%, VAR LIBOR+3.500%, 04/30/2026	$661	$658
CSC Holdings, LLC
2.659%, VAR LIBOR+2.500%, 04/15/2027	218	216
DCert Buyer, Inc., Initial Term Loan, 1st Lien
4.147%, VAR LIBOR+4.000%, 10/16/2026	1,164	1,162
Deerfield Dakota Holding, LLC , Initial Dollar Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 04/09/2027	978	978
Dell International L.L.C. (EMC Corporation), Refinancing Term B-1 Loan, 1st Lien
2.750%, 09/19/2025	829	829
Delta Air Lines, Inc., Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 04/29/2023	1,037	1,052
Edelman Financial Center, LLC, The (fka Flight Debt Merger Sub Inc.), Initial Term Loan, 1st Lien
3.146%, VAR LIBOR+3.000%, 07/21/2025	413	406
Elanco Animal Health Incorporated, Term Loan, 1st Lien
1.905%, VAR LIBOR+1.750%, 08/01/2027 (H)	26	26
Endo Luxembourg Finance Company I S.ar.l., Initial Term Loan, 1st Lien 5.000%, VAR ICE LIBOR USD 3
Month+4.250%, 04/27/2024	240	236
Energizer Holdings
2.750%, 12/16/2027 (H)	210	209
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.648%, VAR LIBOR+2.500%, 11/18/2024	28	27
EyeCare Partners, LLC
3.902%, 02/18/2027	54	52
EyeCare Partners, LLC, Term Loan, 1st Lien
3.896%, VAR LIBOR+3.750%, 02/18/2027	250	243
EyeCare Partners, Term Loan, 1st Lien
3.750%, 02/18/2027	5	5
First Eagle Holdings, Term Loan
2.754%, 02/01/2027	265	262
Flutter Entertainment plc, USD Term Loan, 1st Lien
3.754%, VAR LIBOR+3.500%, 07/10/2025	21	21

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Focus Financial Partnersm LLC, Tranche B-3, Term Loan, 1st Lien
2.146%, VAR LIBOR+2.000%, 07/03/2024	$603	$598
Formula One Management Limited, Facility B3 (USD), 1st Lien
3.500%, VAR LIBOR+2.500%, 02/01/2024	50	49
Fortress Investment, Term Loan B (2018)
2.647%, 06/27/2025 (H)	70	70
Four Seasons Holdings Inc., Term Loan 2013, 1st Lien
2.147%, 11/30/2023	452	448
Froneri International Limited, Facility B2, 1st Lien
2.397%, VAR LIBOR+2.250%, 01/29/2027	302	298
2.396%, VAR LIBOR+2.250%, 01/29/2027	137	136
Garda World Security Corporation, Initial Term Loan, 1st Lien
4.990%, VAR LIBOR+4.750%, 10/30/2026	268	268
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
2.220%, VAR LIBOR+2.000%, 12/30/2026	1,095	1,092
GFL Environmental Inc., Effective Date Incremental Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 05/30/2025 (H)	146	146
Global Medical Response, Inc., 2020 Refinancing Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 09/24/2025	724	718
Go Daddy Operating Company LLC, Term Loan B, 1st Lien
1.897%, 02/15/2024 (D)	61	61
1.896%, 02/15/2024 (D)	19	19
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
3.500%, VAR LIBOR+2.750%, 10/04/2023	97	94
3.250%, VAR LIBOR+2.750%, 10/04/2023	114	110
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.102%, VAR LIBOR+2.000%, 11/15/2027	1,331	1,318
Harbor Freight Tools USA, Inc., Initial Loan (2020), 1st Lien
4.000%, VAR LIBOR+3.250%, 10/20/2027	750	749

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	51

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
HCA Inc., Tranche B-12, Term Loan
1.897%, 03/13/2025	$241	$241
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
1.898%, VAR LIBOR+1.750%, 06/22/2026	1,348	1,331
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.147%, VAR LIBOR+3.000%, 05/01/2026	441	433
Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 08/18/2022	735	734
Jane Street Group, LLC, New Dollar Term Loan, 1st Lien
3.233%, VAR LIBOR+3.000%, 01/31/2025	530	529
3.146%, VAR LIBOR+3.000%, 01/31/2025	1	2
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1st Lien
1.897%, VAR LIBOR+1.750%, 03/01/2027	842	827
McAfee, LLC, Term B USD Loan
3.898%, VAR LIBOR+3.750%, 09/30/2024	1,184	1,183
Michaels Stores, Inc., 2020 Refinancing Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 10/01/2027	262	259
4.250%, VAR LIBOR+3.500%, 09/17/2027	393	389
Micro Focus, MA FinanceCo
2.897%, 06/21/2024 (D)	12	11
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 06/07/2023	960	955
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
2.905%, VAR LIBOR+2.750%, 09/18/2026	1,334	1,323
Numericable U.S. LLC, Term Loan B, 1st Lien
3.846%, 01/31/2026	215	212
Option Care Health, Inc., Term B Loan, 1st Lien
4.397%, VAR LIBOR+4.250%, 08/06/2026	536	535

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Party City Holdings Inc., 2018 Replacement Term Loan, 1st Lien
3.250%, VAR LIBOR+2.500%, 08/19/2022	$77	$71
PCI Gaming Authority, Term B Facility Loan
2.647%, 05/29/2026	465	460
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
3.402%, VAR LIBOR+3.250%, 03/05/2026	1,312	1,302
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions) , 2019 Refinancing Term B-1 Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 09/23/2026	940	943
Realogy Group LLC (fka Realogy Corporation), Extended 2025 Term Loan, 1st Lien
3.000%, VAR LIBOR+2.250%, 02/08/2025	70	68
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 1st Lien
3.897%, VAR LIBOR+3.750%, 11/16/2025	1,128	1,124
Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien
1.897%, VAR LIBOR+1.750%, 02/04/2027	1,107	1,099
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
2.897%, VAR LIBOR+2.750%, 08/14/2024	1,047	1,021
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
2.897%, VAR LIBOR+2.500%, 06/21/2024	79	78
Sotera Health Holdings, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/11/2026	1,176	1,179
Terrier Media Buyer, Inc., Term B Loan, 1st Lien
4.400%, VAR LIBOR+4.250%, 12/17/2026	685	684
TKC Holdings, Inc. Term Loan B
4.750%, VAR LIBOR+3.750%, 02/01/2023	1,205	1,180
TKC Holdings, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 02/01/2023	6	6

52	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Trans Union LLC, 2019 Replacement Term
B-5 Loan, 1st Lien 1.897%, 11/16/2026	$414	$412
UFC Holdings, LLC, Term B-1 Loan, 1st Lien
4.250%,VAR LIBOR+3.250%, 04/29/2026	858	854
Univision Communications Inc., 2020 Replacement First-Lien Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 03/15/2026	1,062	1,061
US Foods, Inc. (aka U.S. Foodservice, Inc.), Initial Term Loan, 1st Lien
1.897%, 06/27/2023 (D)	328	323
US Foods, Inc., Term Loan
2.146%, 09/13/2026	328	323
Verscend Holding Corp., Term B Loan, 1st Lien
4.646%, VAR LIBOR+4.500%, 08/27/2025	330	329
VFH Parent LLC, Initial Term Loan, 1st Lien
3.153%, VAR LIBOR+3.000%, 03/01/2026	277	276
VICI Properties 1 LLC, Term B Loan, 1st Lien
1.894%, VAR LIBOR+1.750%, 12/20/2024	625	613
Virgin Media Bristol LLC, N Facility, 1st Lien
2.659%, VAR LIBOR+2.500%, 01/31/2028	1,257	1,244
Western Digital Corporation, Term Loan B-4
1.893%, VAR LIBOR+1.750%, 04/29/2023	238	238
Whatabrands LLC, 2020 Refinancing Term Loan, 1st Lien
2.904%, VAR LIBOR+2.750%, 07/31/2026	10	10
Wynn Resorts, Term Loan, 1st Lien
1.900%, 09/20/2024	1,368	1,317

Total Loan Participations (Cost $53,351) ($ Thousands)		53,135

MUNICIPAL BONDS – 0.6%
California – 0.1%
Los Angeles, Community College District, GO
6.750%, 08/01/2049	353	634

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco City & County, Airport Comm- San Francisco International Airport, Ser A, AMT, RB Callable 05/01/2029 @ 100
5.000%, 05/01/2049	$535	$657
University of California, Ser N, RB Callable 11/15/2059 @ 100
3.256%, 05/15/2060	2,805	3,155

		4,446

Florida – 0.0%
Greater Orlando, Aviation Authority, Ser A, AMT, RB Callable 10/01/2029 @ 100
4.000%, 10/01/2044	575	660
Miami-Dade County, Florida Aviation Revenue, Ser A, AMT, RB Callable 10/01/2029 @ 100
5.000%, 10/01/2049	545	663

		1,323

Georgia – 0.1%
Georgia State, Municipal Electric Authority, RB
7.055%, 04/01/2057	1,075	1,554

Massachusetts – 0.1%
Massachusetts, Ser C, GO
Callable 03/01/2030 @ 100 3.000%, 03/01/2049	2,025	2,213

Missouri – 0.0%
Missouri State, Health & Educational Facilities Authority, RB Callable 11/15/2049 @ 100
3.229%, 05/15/2050	430	502

Nevada – 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	728	1,207

New York – 0.3%
Metropolitan New York, Transportation Authority, Ser C2, RB
5.175%, 11/15/2049	725	849
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	505	672
New York City, Ser D, GO
1.823%, 08/01/2030	610	622

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	53

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser B-3, RB Callable 08/01/2030 @ 100
2.000%, 08/01/2035	$1,000	$972
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser D-3, RB Callable 11/01/2030 @ 100
2.400%, 11/01/2032	610	627
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	275	378
New York City, Water & Sewer System, Ser GG-, RB Callable 06/15/2030 @ 100
4.000%, 06/15/2050	560	665
New York City, Water & Sewer System, Sub-Ser, RB Callable 12/15/2030 @ 100
4.000%, 06/15/2050	560	670
New York State, Dormitory Authority, RB
5.289%, 03/15/2033	850	1,066
New York State, Dormitory Authority, Ser A, RB Callable 07/01/2030 @ 100
4.000%, 07/01/2050	1,215	1,404
New York State, Dormitory Authority, Ser A, RB Callable 09/15/2030 @ 100
4.000%, 03/15/2044	1,700	2,015
New York State, Urban Development, Ser E-3, RB Callable 03/15/2030 @ 100
4.000%, 03/15/2043	1,100	1,299

		11,239

Ohio – 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	433	630

Texas – 0.0%
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	632	1,096
University of Texas, Ser B, RB Callable 02/15/2049 @ 100
2.439%, 08/15/2049	295	299

		1,395

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Virginia – 0.0%
University of Virginia, RB Callable 03/01/2050 @ 100
2.256%, 09/01/2050	$725	$718

Total Municipal Bonds (Cost $22,284) ($ Thousands)		25,227

U.S. GOVERNMENT AGENCY OBLIGATIONS – 0.2%
FHLMC
1.435%, 07/15/2032 (F)	570	483
FNMA
1.354%, 11/15/2030 (F)	195	171
0.500%, 06/17/2025	4,215	4,237
Resolution Funding Interest
1.319%, 01/15/2030 (F)	905	805
Resolution Funding Principal
1.355%, 01/15/2030 (F)	440	391
1.304%, 04/15/2030 (F)	1,165	1,035
Tennessee Valley Authority
3.875%, 02/15/2021	1,510	1,517
0.750%, 05/15/2025	1,055	1,069

Total U.S. Government Agency Obligations (Cost $9,645) ($ Thousands)		9,708

	Shares

AFFILIATED PARTNERSHIP – 0.1%
SEI Liquidity Fund, L.P.
0.080% **†(I)	4,507,479	4,528

Total Affiliated Partnership (Cost $4,497) ($ Thousands)		4,528

CASH EQUIVALENT – 3.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	170,907,610	170,908

Total Cash Equivalent (Cost $170,908) ($ Thousands)		170,908

Total Investments in Securities – 108.9% (Cost $4,602,797) ($ Thousands)		$4,769,184

54	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS* – 0.0%
Total Purchased Options (J) (Cost $237) ($ Thousands)	11,130,850	$155

WRITTEN OPTIONS* – (0.0)%
Total Written Options (J) (Premiums Received $232) ($ Thousands)	(813)	$(67)

A list of the exchange traded option contracts held by the Fund at December 31, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands) ††	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS – 0.0%

Put Options
March 2022, IMM Eurodollar Future Option*	850	$82	$99.63	3/19/2022	$37
USD PUT CAD CALL*	11,130,000	155	1.27	3/20/2021	118

Total Purchased Options		$237			$155

WRITTEN OPTIONS – (0.0)%

Put Options
March 2022, IMM Eurodollar Future Option*	(358)	$(80)	99.75	03/19/22	$(31)
February 2021, U.S. 10 Year Future Option*	(455)	(152)	136.50	01/16/21	(36)

Total Written Options		$(232)			$(67)

†† Represents cost.

A list of the open futures contracts held by the Fund at December 31, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	(1,156)	Mar-2021	$(288,177)	$(288,509)	$(332)
90-Day Euro$	(722)	Dec-2021	(178,966)	(180,121)	(1,155)
90-Day Euro$	(1,038)	Jun-2021	(259,027)	(259,072)	(45)
Euro-BTP	307	Mar-2021	55,678	57,100	386
Euro-Bund	(466)	Mar-2021	(99,339)	(101,286)	(110)
Euro-Buxl	(5)	Mar-2021	(1,341)	(1,378)	(20)
Euro-OAT	73	Mar-2021	14,663	14,993	14
U.S. 5-Year Treasury Note	3,454	Apr-2021	434,947	435,771	824
U.S. 10-Year Treasury Note	299	Mar-2021	41,295	41,285	(10)
U.S. 10-Year Treasury Note	(1,571)	Mar-2021	(216,735)	(216,921)	(186)
U.S. Long Treasury Bond	402	Mar-2021	69,949	69,621	(328)
U.S. Long Treasury Bond	(211)	Mar-2021	(36,670)	(36,542)	128
U.S. Ultra Long Treasury Bond	514	Mar-2021	110,734	109,771	(963)
Ultra 10-Year U.S. Treasury Note	(357)	Mar-2021	(56,017)	(55,820)	197

			$(409,006)	$(411,108)	$(1,600)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	55

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2020 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	01/19/21	USD	1,190	EUR	1,000	$34
BNP Paribas	01/19/21	USD	1,532	RUB	117,663	56
BNP Paribas	01/19/21	EUR	9,330	USD	11,024	(397)
BNP Paribas	01/19/21	CNH	14,971	USD	2,212	(90)
Citigroup	01/19/21	USD	1,648	EUR	1,400	66
Citigroup	01/19/21	USD	2,642	BRL	14,980	242
Citigroup	01/19/21	USD	4,092	RUB	314,477	151
Citigroup	01/19/21	USD	2,282	RUB	169,141	—
Citigroup	01/19/21	USD	11,134	JPY	1,159,478	101
Citigroup	01/19/21	USD	13,995	AUD	18,672	415
Citigroup	01/19/21	USD	14,537	IDR	216,529,634	952
Citigroup	01/19/21	EUR	16,140	USD	19,001	(755)
Citigroup	01/19/21	USD	31,602	CAD	41,896	1,289
Goldman Sachs	01/19/21	USD	1,350	BRL	7,679	128
Goldman Sachs	01/19/21	USD	2,268	GBP	1,753	129
Goldman Sachs	01/19/21	USD	2,368	RUB	175,380	(2)
Goldman Sachs	01/19/21	USD	3,214	JPY	338,633	67
Goldman Sachs	01/19/21	EUR	11,818	USD	13,961	(504)
Goldman Sachs	01/19/21	RUB	279,888	USD	3,498	(278)
Morgan Stanley	01/19/21	COP	5,189,635	USD	1,332	(186)

						$1,418

A list of open centrally cleared swap agreements held by the Fund at December 31, 2020, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
0.19%	USD LIBOR BBA	Semi-Annual	06/15/2022	USD	40,784	$2	$–	$2
0.38%	USD LIBOR BBA	Semi-Annual	02/28/2025	USD	10,735	16	2	14
USD - LIBOR - BBA	0.840%	Semi-Annual	11/27/2025	USD	56,393	6	(25)	31
0.45%	3-MONTH USD LIBOR BBA	Quarterly	05/15/2027	USD	16,368	146	(36)	182
USD FEDL01	0.260%	Annual	05/15/2027	USD	37,002	376	(115)	491
0.56%	USD-SOFRRATE	Annual	07/20/2045	USD	8,660	1,091	109	982
USD-SOFRRATE	0.740%	Annual	08/19/2045	USD	5,670	491	–	491
1.20%	USD-LIBOR-BBA	Quarterly	02/15/2047	USD	2,162	94	12	82
1.23%	USD-LIBOR-BBA	Quarterly	02/15/2047	USD	1,086	40	1	39
1.00%	USD-LIBOR-BBA	Quarterly	02/15/2047	USD	12,509	1,117	150	967
0.90%	USD LIBOR BBA	Quarterly	03/17/2050	USD	3,996	509	5	504
1.20%	US LIBOR BBA	Quarterly	10/07/2050	USD	5,663	298	28	270

						$4,186	$131	$4,055

56	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.35	Sell	5.00%	Quarterly	12/20/2025	(26,000)	$2,425	$1,042	$1,383
CDX.NA.IG.34	Sell	1.00%	Quarterly	06/20/2025	(66,141)	1,081	(45)	1,126
CDX.NA.IG.3512	Sell	1.00%	Quarterly	12/20/2025	(54,116)	1,326	1,282	44

						$4,832	$2,279	$2,553

Percentages are based on Net Assets of $4,380,481 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2020.

†	Investment in Affiliated Security.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2020, the value of these securities amounted to $583,052 ($ Thousands), representing 13.3% of the Net Assets of the Fund.

(B)	Certain securities or partial positions of certain securities are on loan at December 31, 2020. The total market value of securities on loan at December 31, 2020 was $4,731 ($ Thousands).

(C)	Perpetual security with no stated maturity date.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(E)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(F)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(G)	Security is in default on interest payment.

(H)	Unsettled bank loan. Interest rate may not be available.

(I)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2020 was $4,528 ($ Thousands).

(J)	Refer to table below for details on Options Contracts.

ABS – Asset Backed Security

ACES – Alternative Credit Enhancement Structure

AMT – Alternative Minimum Tax

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

Cl – Class

CLO – Collateralized Loan Obligation

CMO – Collateralized Mortgage Obligation

CNH – Chinese Yuan Offshore

CNY – Chinese Yuan Offshore

COP – Colombian Peso

DAC – Designated Activity Company

EUR – Euro

EURIBOR – Euro London Interbank Offered Rate

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FREMF – Freddie Mac Multi-Family

FRESB – Freddie Mac Small Balance Mortgage Trust

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GO – General Obligation

ICE – Intercontinental Exchange

IDR – Indonesian Rupiah

INR – Indian Rupee

IO – Interest Only

JPY – Japanese Yen

JSC – Joint-Stock Company

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

L.P. – Limited Partnership

MTN – Medium Term Note

NCUA – National Credit Union Administration

PLC – Public Limited Company

PO – Principal Only

RB – Revenue Bond

Re-REMIC – Resecuritization of Real Estate Mortgage Investment Conduit

RUB – Russian Ruble

Ser – Series

STRIPS – Separately Traded Registered Interest and Principal Securities

TBA – To Be Announced

USD – United States Dollar

VAR – Variable Rate

ZAR – South African Rand

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	57

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Continued)

The following is a list of the level of inputs used as of December 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	1,417,991	–	1,417,991
Mortgage-Backed Securities	–	1,405,643	–	1,405,643
U.S. Treasury Obligations	–	1,242,710	–	1,242,710
Asset-Backed Securities	–	327,754	–	327,754
Sovereign Debt	–	111,580	–	111,580
Loan Participations	–	53,135	–	53,135
Municipal Bonds	–	25,227	–	25,227
U.S. Government Agency Obligations	–	9,708	–	9,708
Affiliated Partnership	–	4,528	–	4,528
Cash Equivalent	170,908	–	–	170,908

Total Investments in Securities	170,908	4,598,276	–	4,769,184

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	155	–	–	155
Written Options	(67)	–	–	(67)
Futures Contracts*
Unrealized Appreciation	1,549	–	–	1,549
Unrealized Depreciation	(3,149)	–	–	(3,149)
Forwards Contracts*
Unrealized Appreciation	–	3,630	–	3,630
Unrealized Depreciation	–	(2,212)	–	(2,212)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	4,055	–	4,055
Credit Default Swaps*
Unrealized Appreciation	–	2,553	–	2,553

Total Other Financial Instruments	(1,512)	8,026	–	6,514

*Futures contracts, forwards contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$7,459	$154,736	$(157,755)	$92	$(4)	$4,528	4,507,479	$2	$—
SEI Daily Income Trust, Government Fund, Cl F	185,394	944,482	(958,968)	—	—	170,908	170,907,610	5	—

Totals	$192,853	$1,099,218	$(1,116,723)	$92	$(4)	$175,436		$7	$—

Amounts designated as “–” are $0 or have been rounded to $0.

58	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Fixed Income Fund (Concluded)

As of December 31, 2020, the Core Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $146.3 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$–	$–	$–	$4,832,275	$4,832,275
Maximum potential amount of future payments	–	–	–	146,257,000	146,257,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	–	–	–	–	–
Collateral held by the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	–	–	$120,257,000	$–	$–	$120,257,000
201-300	–	–	26,000,000	–	–	26,000,000
Total	–	–	$146,257,000	$–	$–	$146,257,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	59

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS – 74.7%

Communication Services – 8.6%
Altice France
8.125%, 02/01/2027 (A)	$1,096	$1,208
7.375%, 05/01/2026 (A)	3,221	3,390
Altice France Holding
10.500%, 05/15/2027 (A)	490	550
6.000%, 02/15/2028 (A)	1,756	1,778
AMC Entertainment Holdings
12.000%, 06/15/2026 (A)	111	24
10.500%, 04/24/2026 (A)	38	26
6.125%, 05/15/2027	420	50
5.750%, 06/15/2025	230	29
ANGI Group
3.875%, 08/15/2028 (A)	1,980	2,015
Belo
7.250%, 09/15/2027	250	288
C&W Senior Financing Designated Activity
6.875%, 09/15/2027 (A)	500	539
CB Escrow
8.000%, 10/15/2025 (A)	376	401
CCO Holdings
5.875%, 05/01/2027 (A)	280	291
5.750%, 02/15/2026 (A)	1,500	1,548
5.500%, 05/01/2026 (A)	792	821
5.375%, 06/01/2029 (A)	625	685
5.125%, 05/01/2027 (A)	2,443	2,593
5.000%, 02/01/2028 (A)	1,450	1,533
4.750%, 03/01/2030 (A)	300	324
4.500%, 08/15/2030 (A)	459	487
4.250%, 02/01/2031 (A)	4,083	4,303
CenturyLink
7.500%, 04/01/2024	1,275	1,444
6.875%, 01/15/2028	395	457
5.125%, 12/15/2026 (A)	2,625	2,772
4.500%, 01/15/2029 (A)	1,040	1,058
4.000%, 02/15/2027 (A)	545	563
Cincinnati Bell
7.000%, 07/15/2024 (A)	305	317
Cinemark USA
8.750%, 05/01/2025 (A)	115	124
Clear Channel International BV
6.625%, 08/01/2025 (A)	1,439	1,518
Clear Channel Worldwide Holdings
9.250%, 02/15/2024	2,476	2,507
5.125%, 08/15/2027 (A)	1,820	1,838
Consolidated Communications
6.500%, 10/01/2028 (A)	2,380	2,547
Digicel Group
10.000%, 04/01/2024	232	208
6.750%, 03/01/2023 (A)	615	476
Digicel International Finance
8.750%, 05/25/2024 (A)	826	867

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DISH DBS
7.750%, 07/01/2026	$1,468	$1,644
7.375%, 07/01/2028	1,825	1,944
5.875%, 11/15/2024	3,512	3,682
5.000%, 03/15/2023	1,072	1,107
DKT Finance ApS
9.375%, 06/17/2023 (A)	1,845	1,900
Entercom Media
6.500%, 05/01/2027 (A)	237	241
Front Range BidCo
6.125%, 03/01/2028 (A)	571	604
4.000%, 03/01/2027 (A)	1,141	1,144
Frontier Communications
11.000%, 09/15/2025 (B)	905	475
10.500%, 09/15/2022 (B)	1,035	538
6.875%, 01/15/2025 (B)	1,435	696
6.750%, 05/01/2029 (A)	457	489
5.000%, 05/01/2028 (A)	1,068	1,113
Gray Television
7.000%, 05/15/2027 (A)	1,073	1,175
4.750%, 10/15/2030 (A)	581	592
iHeartCommunications (C)
8.375%, 05/01/2027	4,013	4,284
6.375%, 05/01/2026	94	100
5.250%, 08/15/2027 (A)	1,088	1,142
4.750%, 01/15/2028 (A)	842	864
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)(B)	3,052	2,198
8.500%, 10/15/2024 (A)(B)	1,695	1,212
5.500%, 08/01/2023 (B)	268	182
Intelsat Luxembourg
8.125%, 06/01/2023 (B)	635	29
Level 3 Financing
5.375%, 01/15/2024	1,375	1,386
5.375%, 05/01/2025	760	782
4.625%, 09/15/2027 (A)	1,764	1,842
3.625%, 01/15/2029 (A)	2,124	2,119
Live Nation Entertainment
6.500%, 05/15/2027 (A)	236	264
5.625%, 03/15/2026 (A)	264	271
4.875%, 11/01/2024 (A)	1,782	1,804
4.750%, 10/15/2027 (A)	459	470
3.750%, 01/15/2028 (A)	55	56
Meredith
6.875%, 02/01/2026	525	512
Netflix
5.875%, 11/15/2028	470	563
5.375%, 11/15/2029 (A)	205	242
4.875%, 04/15/2028	1,273	1,436
4.875%, 06/15/2030 (A)	1,512	1,739
Nexstar (Escrow Security)
5.625%, 07/15/2027 (A)	4,844	5,189

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nexstar Broadcasting
4.750%, 11/01/2028 (A)	$273	$286
Outfront Media Capital
5.000%, 08/15/2027 (A)	465	473
Sable International Finance
5.750%, 09/07/2027 (A)	2,076	2,208
Salem Media Group
6.750%, 06/01/2024 (A)	3,640	3,312
Scripps (Escrow Security)
5.875%, 07/15/2027 (A)	680	710
Scripps Escrow II
5.375%, 01/15/2031 (A)	81	84
3.875%, 01/15/2029 (A)	1,456	1,513
Sinclair Television Group
5.125%, 02/15/2027 (A)	2,582	2,637
4.125%, 12/01/2030 (A)	2,910	2,978
Sirius XM Radio
5.500%, 07/01/2029 (A)	549	604
5.000%, 08/01/2027 (A)	746	793
4.625%, 07/15/2024 (A)	340	352
4.125%, 07/01/2030 (A)	1,323	1,408
SoftBank Group
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+4.226% (D)	605	590
5.125%, 09/19/2027	527	557
Sprint
7.875%, 09/15/2023	1,276	1,477
7.625%, 02/15/2025	4,366	5,221
7.625%, 03/01/2026	1,490	1,849
7.125%, 06/15/2024	913	1,068
Sprint Capital
8.750%, 03/15/2032	1,928	3,053
TEGNA
4.750%, 03/15/2026 (A)	70	75
4.625%, 03/15/2028 (A)	1,609	1,645
Telecom Italia Capital
6.375%, 11/15/2033	300	369
6.000%, 09/30/2034	285	347
Telesat Canada
6.500%, 10/15/2027 (A)	4,447	4,647
4.875%, 06/01/2027 (A)	1,120	1,159
T-Mobile USA
6.500%, 01/15/2026	1,370	1,418
4.750%, 02/01/2028	919	988
4.375%, 04/15/2040 (A)	53	65
3.500%, 04/15/2025 (A)	96	106
Townsquare Media
6.875%, 02/01/2026 (A)	1,037	1,086
Trilogy International Partners
8.875%, 05/01/2022 (A)	775	747
Trilogy Private Notes
10.000%, 01/31/2024 (E)(F)	32	32

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TripAdvisor
7.000%, 07/15/2025 (A)	$22	$24
United States Cellular
6.700%, 12/15/2033	1,289	1,672
Windstream Escrow
7.750%, 08/15/2028 (A)	1,355	1,365
WMG Acquisition
3.000%, 02/15/2031 (A)	409	401

		132,928

Consumer Discretionary – 15.3%
1011778 BC ULC
4.375%, 01/15/2028 (A)	561	578
4.000%, 10/15/2030 (A)	1,559	1,580
3.500%, 02/15/2029 (A)	93	93
Abercrombie & Fitch Management
8.750%, 07/15/2025 (A)	915	1,017
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)(F)	150	1
9.500%, 02/15/2004 (B)(F)	25	–
7.875%, 01/15/2009 (B)(F)	225	–
Adient Global Holdings
4.875%, 08/15/2026 (A)	525	539
Adient US
9.000%, 04/15/2025 (A)	144	161
7.000%, 05/15/2026 (A)	355	386
Allied Universal Holdco
6.625%, 07/15/2026 (A)	991	1,057
Altice Financing
7.500%, 05/15/2026 (A)	315	332
5.000%, 01/15/2028 (A)	3,218	3,297
American Axle & Manufacturing
6.875%, 07/01/2028	1,008	1,086
6.500%, 04/01/2027	924	972
6.250%, 04/01/2025	410	424
6.250%, 03/15/2026	600	618
American Greetings
8.750%, 04/15/2025 (A)	3,210	3,162
Aramark Services
5.000%, 02/01/2028 (A)	277	292
Asbury Automotive Group
4.750%, 03/01/2030	1,294	1,388
4.500%, 03/01/2028	1,671	1,742
Ashtead Capital
4.125%, 08/15/2025 (A)	375	385
Ashton Woods USA
6.625%, 01/15/2028 (A)	2,161	2,274
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(F)(G)	2,750	–
Boyd Gaming
8.625%, 06/01/2025 (A)	461	513

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.000%, 08/15/2026	$300	$311
Boyne USA
7.250%, 05/01/2025 (A)	230	241
Brinker International
3.875%, 05/15/2023	626	627
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	712	736
Burlington Coat Factory Warehouse
6.250%, 04/15/2025 (A)	540	574
Cablevision Systems
5.875%, 09/15/2022	92	97
Caesars Entertainment
8.125%, 07/01/2027 (A)	790	875
6.250%, 07/01/2025 (A)	2,119	2,257
Caesars Resort Collection
5.250%, 10/15/2025 (A)	2,345	2,370
Carnival
11.500%, 04/01/2023 (A)	2,948	3,410
10.500%, 02/01/2026 (A)	836	974
9.875%, 08/01/2027 (A)	180	207
CBS Radio
7.250%, 11/01/2024 (A)	3,125	3,117
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	257	275
Cedar Fair
5.500%, 05/01/2025 (A)	180	188
5.375%, 06/01/2024	1,207	1,210
5.250%, 07/15/2029	65	67
Cengage Learning
9.500%, 06/15/2024 (A)	3,270	3,057
Century Communities
6.750%, 06/01/2027	444	474
5.875%, 07/15/2025	1,061	1,103
Cirsa Finance International Sarl
7.875%, 12/20/2023 (A)	1,326	1,329
Claire’s Stores
9.000%, 03/15/2019 (B)	815	–
Clarios Global
6.750%, 05/15/2025 (A)	1,378	1,485
Constellation
8.500%, 09/15/2025 (A)	485	451
Cooper-Standard Automotive
13.000%, 06/01/2024 (A)	320	374
5.625%, 11/15/2026 (A)	885	816
CSC Holdings
7.500%, 04/01/2028 (A)	1,220	1,372
6.500%, 02/01/2029 (A)	510	576
5.750%, 01/15/2030 (A)	2,655	2,911
4.625%, 12/01/2030 (A)	2,093	2,185
4.125%, 12/01/2030 (A)	1,790	1,872
3.375%, 02/15/2031 (A)	327	321

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	$3,280	$3,354
Dana
5.625%, 06/15/2028	451	486
5.375%, 11/15/2027	539	571
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	730	764
Diamond Resorts International
10.750%, 09/01/2024 (A)	1,965	1,970
Diamond Sports Group
6.625%, 08/15/2027 (A)	2,420	1,464
5.375%, 08/15/2026 (A)	5,871	4,770
eG Global Finance
8.500%, 10/30/2025 (A)	520	554
6.750%, 02/07/2025 (A)	2,375	2,446
Enterprise Development Authority
12.000%, 07/15/2024 (A)	1,248	1,406
ESH Hospitality
4.625%, 10/01/2027 (A)	554	568
Ferrellgas
10.000%, 04/15/2025 (A)	338	374
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A)(B)	3,108	–
Ford Motor
9.625%, 04/22/2030	384	542
9.000%, 04/22/2025	1,567	1,921
8.500%, 04/21/2023	3,275	3,686
Ford Motor Credit
5.584%, 03/18/2024	65	70
5.125%, 06/16/2025	130	141
5.113%, 05/03/2029	1,510	1,682
4.687%, 06/09/2025	655	698
4.542%, 08/01/2026	730	779
4.271%, 01/09/2027	310	327
4.134%, 08/04/2025	250	262
4.125%, 08/17/2027	1,315	1,377
4.063%, 11/01/2024	984	1,034
4.000%, 11/13/2030	999	1,049
3.815%, 11/02/2027	1,565	1,608
3.813%, 10/12/2021	1,125	1,138
3.810%, 01/09/2024	123	126
3.470%, 04/05/2021	915	915
3.375%, 11/13/2025	967	993
3.350%, 11/01/2022	160	163
3.096%, 05/04/2023	271	274
3.087%, 01/09/2023	34	35
2.979%, 08/03/2022	995	1,012
1.104%, VAR ICE LIBOR USD 3
Month+0.880%, 10/12/2021	575	568
Ford Motor Credit MTN
4.389%, 01/08/2026	740	777

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Gap
8.875%, 05/15/2027 (A)	$85	$99
8.625%, 05/15/2025 (A)	1,450	1,617
8.375%, 05/15/2023 (A)	290	329
GCI
4.750%, 10/15/2028 (A)	290	309
GEMS MENASA Cayman
7.125%, 07/31/2026 (A)	1,102	1,149
Getty Images
9.750%, 03/01/2027 (A)	1,475	1,563
G-III Apparel Group
7.875%, 08/15/2025 (A)	990	1,079
Golden Nugget
6.750%, 10/15/2024 (A)	485	481
GrubHub Holdings
5.500%, 07/01/2027 (A)	1,020	1,070
Guitar Center
13.000%, 04/15/2022 (A)(B)(F)	7,050	656
10.000%, 05/15/2022 (A)(B)(E)(F)	109	109
Hanesbrands
4.625%, 05/15/2024 (A)	893	935
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	111	121
5.375%, 05/01/2025 (A)	74	79
5.125%, 05/01/2026	2,108	2,176
4.000%, 05/01/2031 (A)	60	63
3.750%, 05/01/2029 (A)	97	101
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (A)	2,990	3,042
IHO Verwaltungs GmbH
6.375%cash/7.125% PIK, 05/15/2029 (A)	710	781
6.000%cash/6.750% PIK, 05/15/2027 (A)	85	90
Inn Of The Mountain Gods Resort & Casino
9.250%, 11/30/2023 (B)(E)(F)	2,182	2,182
International Game Technology
6.250%, 01/15/2027 (A)	2,800	3,206
IRB Holding
7.000%, 06/15/2025 (A)	679	742
6.750%, 02/15/2026 (A)	2,329	2,405
Ken Garff Automotive
4.875%, 09/15/2028 (A)	278	289
L Brands
9.375%, 07/01/2025 (A)	78	96
7.500%, 06/15/2029	271	301
6.875%, 07/01/2025 (A)	252	274
6.875%, 11/01/2035	37	42
6.750%, 07/01/2036	1,040	1,159
6.625%, 10/01/2030 (A)	1,099	1,223
LBM Acquisition
6.250%, 01/15/2029 (A)	356	368

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	$3,044	$3,276
Liberty Interactive
8.250%, 02/01/2030	3,812	4,274
Lions Gate Capital Holdings
6.375%, 02/01/2024 (A)	3,190	3,270
Lithia Motors
4.625%, 12/15/2027 (A)	1,200	1,266
4.375%, 01/15/2031 (A)	195	209
Macy’s
8.375%, 06/15/2025 (A)	2,476	2,750
Marriott Ownership Resorts
6.500%, 09/15/2026	555	580
6.125%, 09/15/2025 (A)	234	249
Mattamy Group
4.625%, 03/01/2030 (A)	1,388	1,471
Mattel
6.750%, 12/31/2025 (A)	1,217	1,284
5.875%, 12/15/2027 (A)	190	211
McGraw-Hill Global Education Holdings
7.875%, 05/15/2024 (A)	2,075	1,888
Melco Resorts Finance
5.250%, 04/26/2026	826	864
MGM Resorts International
6.750%, 05/01/2025	2,125	2,300
6.000%, 03/15/2023	1,535	1,648
5.750%, 06/15/2025	467	516
5.500%, 04/15/2027	1,250	1,393
Midcontinent Communications
5.375%, 08/15/2027 (A)	582	608
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(F)	175	–
Monitronics International Inc
9.125%, 04/01/2020 (B)(F)	5,936	–
MYT Holding
7.500%, 09/25/2025 (A)	249	249
National CineMedia
5.875%, 04/15/2028 (A)	150	127
NCL
12.250%, 05/15/2024 (A)	1,070	1,284
Neiman Marcus Group (Escrow Security)
0.000%, 10/15/2021 (F)	1,582	421
Newell Brands
5.875%, 04/01/2036	90	109
4.875%, 06/01/2025	45	49
4.700%, 04/01/2026	240	264
Nordstrom
8.750%, 05/15/2025 (A)	280	314
Panther BF Aggregator 2
8.500%, 05/15/2027 (A)	3,224	3,503
6.250%, 05/15/2026 (A)	1,444	1,549

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Peninsula Pacific Entertainment
8.500%, 11/15/2027 (A)	$2,760	$2,953
Penn National Gaming
5.625%, 01/15/2027 (A)	1,300	1,357
PetSmart
8.875%, 06/01/2025 (A)	420	432
7.125%, 03/15/2023 (A)	3,030	3,030
5.875%, 06/01/2025 (A)	284	292
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	575	609
PM General Purchaser
9.500%, 10/01/2028 (A)	233	258
QVC
4.750%, 02/15/2027	570	611
4.450%, 02/15/2025	889	949
4.375%, 09/01/2028	278	288
Radiate Holdco
6.500%, 09/15/2028 (A)	550	580
4.500%, 09/15/2026 (A)	550	567
Royal Caribbean Cruises
11.500%, 06/01/2025 (A)	458	535
10.875%, 06/01/2023 (A)	2,614	2,974
9.125%, 06/15/2023 (A)	581	630
5.250%, 11/15/2022	782	785
Scientific Games International
8.625%, 07/01/2025 (A)	1,270	1,391
8.250%, 03/15/2026 (A)	1,375	1,482
7.250%, 11/15/2029 (A)	435	477
7.000%, 05/15/2028 (A)	846	910
SeaWorld Parks & Entertainment
9.500%, 08/01/2025 (A)	1,760	1,911
Service International
7.500%, 04/01/2027	640	779
Shea Homes
4.750%, 02/15/2028 (A)	711	736
4.750%, 04/01/2029 (A)	825	848
Silversea Cruise Finance
7.250%, 02/01/2025 (A)	1,493	1,545
Six Flags Entertainment
5.500%, 04/15/2027 (A)	80	82
4.875%, 07/31/2024 (A)	4,128	4,132
Six Flags Theme Parks
7.000%, 07/01/2025 (A)	668	721
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)	985	1,044
Speedway Motorsports
4.875%, 11/01/2027 (A)	846	838
SRS Distribution
8.250%, 07/01/2026 (A)	1,310	1,392
Staples
10.750%, 04/15/2027 (A)	1,355	1,348
7.500%, 04/15/2026 (A)	1,753	1,831

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Stars Group Holdings BV
7.000%, 07/15/2026 (A)	$175	$184
Station Casinos
5.000%, 10/01/2025 (A)	736	744
4.500%, 02/15/2028 (A)	510	514
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	3,955	3,826
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	2,200	2,346
Tempur Sealy International
5.500%, 06/15/2026	605	630
Tenneco
7.875%, 01/15/2029 (A)	138	155
5.375%, 12/15/2024	170	164
5.000%, 07/15/2026	1,290	1,187
Terrier Media Buyer
8.875%, 12/15/2027 (A)	3,173	3,498
Twin River Worldwide Holdings
6.750%, 06/01/2027 (A)	1,240	1,330
Univision Communications
9.500%, 05/01/2025 (A)	1,580	1,758
6.625%, 06/01/2027 (A)	784	842
Urban One
8.750%, 12/15/2022 (A)	5,959	5,780
Vail Resorts
6.250%, 05/15/2025 (A)	142	152
Virgin Media Finance
5.000%, 07/15/2030 (A)	493	511
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	1,191	1,291
4.500%, 08/15/2030 (A)	480	501
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	1,334	1,387
Vista Outdoor
5.875%, 10/01/2023	995	1,005
White Capital Buyer
6.875%, 10/15/2028 (A)	105	112
William Carter
5.625%, 03/15/2027 (A)	225	237
Wolverine World Wide
6.375%, 05/15/2025 (A)	552	588
WW International
8.625%, 12/01/2025 (A)	1,170	1,218
Wynn Las Vegas
5.500%, 03/01/2025 (A)	1,380	1,440
5.250%, 05/15/2027 (A)	365	376
4.250%, 05/30/2023 (A)	150	152
Wynn Resorts Finance
7.750%, 04/15/2025 (A)	1,800	1,951
5.125%, 10/01/2029 (A)	250	262

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Yum! Brands
7.750%, 04/01/2025 (A)	$110	$122
6.875%, 11/15/2037	1,065	1,369
5.350%, 11/01/2043	130	147
3.625%, 03/15/2031	239	242

		236,063

Consumer Staples – 3.4%
Albertsons
5.875%, 02/15/2028 (A)	408	444
5.750%, 03/15/2025	977	1,006
4.875%, 02/15/2030 (A)	185	204
4.625%, 01/15/2027 (A)	2,072	2,204
3.500%, 02/15/2023 (A)	130	133
3.500%, 03/15/2029 (A)	1,756	1,777
3.250%, 03/15/2026 (A)	499	506
B&G Foods
5.250%, 04/01/2025	643	664
Central Garden & Pet
5.125%, 02/01/2028	265	282
4.125%, 10/15/2030	1,011	1,054
Chobani
7.500%, 04/15/2025 (A)	2,532	2,655
4.625%, 11/15/2028 (A)	906	920
Clearwater Seafoods
6.875%, 05/01/2025 (A)	1,617	1,692
Cott Holdings
5.500%, 04/01/2025 (A)	1,702	1,757
Coty
6.500%, 04/15/2026 (A)	245	238
Dole Food
7.250%, 06/15/2025 (A)	1,398	1,426
Edgewell Personal Care
5.500%, 06/01/2028 (A)	776	834
Energizer Holdings
7.750%, 01/15/2027 (A)	1,196	1,329
4.750%, 06/15/2028 (A)	469	494
4.375%, 03/31/2029 (A)	1,138	1,178
Fresh Market
9.750%, 05/01/2023 (A)	1,100	1,133
High Ridge Brands Co. (Escrow Security)
0.000%, 03/15/2025	760	–
JBS Investments II GmbH
7.000%, 01/15/2026 (A)	1,325	1,431
JBS USA
5.750%, 06/15/2025 (A)	70	72
JBS USA LUX
5.500%, 01/15/2030 (A)	1,215	1,396
Kraft Heinz Foods
4.375%, 06/01/2046	1,127	1,219
4.250%, 03/01/2031 (A)	690	769
3.000%, 06/01/2026	2,080	2,172

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kronos Acquisition Holdings
7.000%, 12/31/2027 (A)	$500	$524
5.000%, 12/31/2026 (A)	154	161
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	360	376
4.875%, 05/15/2028 (A)	135	151
4.625%, 11/01/2024 (A)	1,809	1,886
New Albertsons
8.700%, 05/01/2030	955	1,232
Performance Food Group
6.875%, 05/01/2025 (A)	50	54
5.500%, 10/15/2027 (A)	355	375
Pilgrim’s Pride
5.875%, 09/30/2027 (A)	1,108	1,202
Post Holdings
5.750%, 03/01/2027 (A)	995	1,053
5.625%, 01/15/2028 (A)	150	160
5.500%, 12/15/2029 (A)	621	678
5.000%, 08/15/2026 (A)	165	170
4.625%, 04/15/2030 (A)	153	161
Rite Aid
8.000%, 11/15/2026 (A)	1,915	2,049
7.700%, 02/15/2027	925	886
7.500%, 07/01/2025 (A)	1,465	1,529
Sigma Holdco BV
7.875%, 05/15/2026 (A)	3,064	3,141
Simmons Foods
5.750%, 11/01/2024 (A)	2,163	2,209
Spectrum Brands
5.750%, 07/15/2025	890	919
5.500%, 07/15/2030 (A)	834	899
5.000%, 10/01/2029 (A)	100	107
TreeHouse Foods
4.000%, 09/01/2028	40	41
US Foods
6.250%, 04/15/2025 (A)	567	606
5.875%, 06/15/2024 (A)	991	1,005
Vector Group
10.500%, 11/01/2026 (A)	3,465	3,738

		54,301

Energy – 10.4%
Antero Midstream Partners
7.875%, 05/15/2026 (A)	838	865
5.750%, 03/01/2027 (A)	1,252	1,230
5.750%, 01/15/2028 (A)	300	288
5.375%, 09/15/2024	865	843
Antero Resources
8.375%, 07/15/2026 (A)	1,555	1,587
5.625%, 06/01/2023	400	392
5.125%, 12/01/2022	1,552	1,548

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Apache
5.100%, 09/01/2040	$1,473	$1,571
4.875%, 11/15/2027	1,143	1,212
4.625%, 11/15/2025	468	495
4.375%, 10/15/2028	278	289
Archrock Partners
6.250%, 04/01/2028 (A)	1,278	1,330
Ascent Resources Utica Holdings
9.000%, 11/01/2027 (A)	678	753
8.250%, 12/31/2028 (A)	776	774
7.000%, 11/01/2026 (A)	796	754
Baytex Energy
8.750%, 04/01/2027 (A)	390	248
Blue Racer Midstream
7.625%, 12/15/2025 (A)	1,460	1,555
6.625%, 07/15/2026 (A)	350	353
6.125%, 11/15/2022 (A)	846	846
Buckeye Partners
4.500%, 03/01/2028 (A)	230	237
4.125%, 03/01/2025 (A)	230	233
4.125%, 12/01/2027	305	311
Carrizo Oil & Gas
8.250%, 07/15/2025	185	100
6.250%, 04/15/2023	245	156
Cenovus Energy
5.375%, 07/15/2025	301	339
Cheniere Energy
4.625%, 10/15/2028 (A)	1,045	1,097
Cheniere Energy Partners
5.625%, 10/01/2026	1,321	1,374
4.500%, 10/01/2029	6,312	6,677
Chesapeake Energy
11.500%, 01/01/2025 (A)(B)	768	134
7.500%, 10/01/2026 (B)	2,515	113
7.000%, 10/01/2024 (B)	1,135	51
Citgo Holding
9.250%, 08/01/2024 (A)	1,408	1,295
CITGO Petroleum
6.250%, 08/15/2022 (A)	1,929	1,890
CNX Midstream Partners
6.500%, 03/15/2026 (A)	1,035	1,053
CNX Resources
7.250%, 03/14/2027 (A)	2,240	2,397
6.000%, 01/15/2029 (A)	1,031	1,056
Comstock Resources
9.750%, 08/15/2026	2,075	2,236
7.500%, 05/15/2025 (A)	554	568
Continental Resources
5.750%, 01/15/2031 (A)	578	642
Crestwood Midstream Partners
6.250%, 04/01/2023	380	381
5.750%, 04/01/2025	1,790	1,821

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.625%, 05/01/2027 (A)	$265	$262
CrownRock
5.625%, 10/15/2025 (A)	1,187	1,212
CVR Energy
5.750%, 02/15/2028 (A)	1,425	1,350
5.250%, 02/15/2025 (A)	1,173	1,132
DCP Midstream Operating
8.125%, 08/16/2030	1,125	1,437
5.625%, 07/15/2027	638	708
5.125%, 05/15/2029	538	597
Delek Logistics Partners
6.750%, 05/15/2025	811	787
Devon Energy
7.950%, 04/15/2032	834	1,169
Endeavor Energy Resources
6.625%, 07/15/2025 (A)	148	158
Energy Transfer
5.500%, 06/01/2027	1,564	1,597
EnLink Midstream
5.625%, 01/15/2028 (A)	195	199
5.375%, 06/01/2029	4,546	4,421
EnLink Midstream Partners
4.850%, 07/15/2026	190	186
4.400%, 04/01/2024	365	360
Enviva Partners
6.500%, 01/15/2026 (A)	2,160	2,295
EP Energy (Escrow Security)
0.000%, 05/01/2021	972	–
0.000%, 06/15/2023	669	–
0.000%, 02/15/2025	653	–
EQM Midstream Partners
6.500%, 07/01/2027 (A)	712	802
6.000%, 07/01/2025 (A)	747	818
EQT
7.875%, 02/01/2025	2,765	3,149
3.900%, 10/01/2027	10	10
Equities
8.750%, 02/01/2030	545	668
5.000%, 01/15/2029	92	97
Exterran Energy Solutions
8.125%, 05/01/2025	2,418	2,019
Extraction Oil & Gas
7.375%, 05/15/2024 (A)(B)	4,117	741
5.625%, 02/01/2026 (A)(B)	2,610	470
Genesis Energy
8.000%, 01/15/2027	92	91
7.750%, 02/01/2028	238	228
6.500%, 10/01/2025	825	802
Great Western Petroleum
9.000%, 09/30/2021 (A)	1,872	1,086
Gulfport Energy
6.375%, 05/15/2025 (B)	183	123

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.375%, 01/15/2026 (B)	$585	$392
6.000%, 10/15/2024 (B)	215	144
Harvest Midstream I
7.500%, 09/01/2028 (A)	920	979
Hess Midstream Operations
5.625%, 02/15/2026 (A)	2,043	2,125
Hilcorp Energy I
6.250%, 11/01/2028 (A)	343	350
5.750%, 10/01/2025 (A)	1,462	1,479
5.000%, 12/01/2024 (A)	1,495	1,488
Holly Energy Partners
5.000%, 02/01/2028 (A)	190	191
Laredo Petroleum
10.125%, 01/15/2028	1,574	1,338
9.500%, 01/15/2025	2,951	2,582
Marathon Oil
6.600%, 10/01/2037	1,527	1,888
MEG Energy
7.125%, 02/01/2027 (A)	1,916	1,978
6.500%, 01/15/2025 (A)	384	396
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	326	261
7.500%, 01/15/2026 (A)	522	397
Motiva Enterprises
6.850%, 01/15/2040 (A)	967	1,201
Nabors Industries
7.250%, 01/15/2026 (A)	155	109
5.750%, 02/01/2025	430	224
New Fortress Energy
6.750%, 09/15/2025 (A)	618	656
NGL Energy Partners
7.500%, 11/01/2023	500	354
7.500%, 04/15/2026	5	3
6.125%, 03/01/2025	3,449	2,186
Noble Holding International
8.950%, 04/01/2045 (B)	1,755	25
7.750%, 01/15/2024 (B)	1,865	35
Northern Oil and Gas
8.500%cash/9.500% PIK, 05/15/2023	941	832
NuStar Logistics
6.375%, 10/01/2030	685	776
6.000%, 06/01/2026	180	195
5.750%, 10/01/2025	685	730
5.625%, 04/28/2027	50	53
Occidental Petroleum
8.875%, 07/15/2030	1,188	1,394
8.500%, 07/15/2027	1,188	1,371
8.000%, 07/15/2025	646	736
6.625%, 09/01/2030	1,458	1,583
6.450%, 09/15/2036	1,396	1,462
6.375%, 09/01/2028	1,226	1,293

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.125%, 01/01/2031	$3,089	$3,306
5.875%, 09/01/2025	721	768
5.550%, 03/15/2026	1,355	1,415
5.500%, 12/01/2025	2,079	2,168
4.625%, 06/15/2045	1,165	1,016
4.500%, 07/15/2044	276	234
4.400%, 04/15/2046	95	83
3.500%, 08/15/2029	219	200
3.400%, 04/15/2026	753	718
3.200%, 08/15/2026	2,827	2,643
2.900%, 08/15/2024	271	261
2.700%, 02/15/2023	859	858
Ovintiv
8.125%, 09/15/2030	95	116
6.500%, 08/15/2034	65	75
Parkland Fuel
5.875%, 07/15/2027 (A)	1,255	1,357
Parsley Energy
5.375%, 01/15/2025 (A)	155	159
5.250%, 08/15/2025 (A)	395	411
PBF Holding
9.250%, 05/15/2025 (A)	175	173
6.000%, 02/15/2028	205	117
PDC Energy
5.750%, 05/15/2026	1,805	1,864
Peabody Energy
6.375%, 03/31/2025 (A)	769	421
Precision Drilling
7.750%, 12/15/2023	280	257
7.125%, 01/15/2026 (A)	285	248
QEP Resources
5.625%, 03/01/2026	714	783
Range Resources
4.875%, 05/15/2025	708	669
Seventy Seven Energy (Escrow Security)
6.500%, 07/15/2022 (F)	305	–
Seventy Seven Operating (Escrow Security)
6.625%, 11/15/2019 (F)	1,869	–
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	945	435
SM Energy
6.625%, 01/15/2027	258	206
6.125%, 11/15/2022	105	101
5.625%, 06/01/2025	295	240
5.000%, 01/15/2024	1,288	1,101
Southwestern Energy
7.750%, 10/01/2027	838	905
7.500%, 04/01/2026	1,745	1,831
6.450%, 01/23/2025	502	522
Summit Midstream Holdings
5.750%, 04/15/2025	280	179
5.500%, 08/15/2022	1,859	1,673

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sunoco
5.875%, 03/15/2028	$1,585	$1,712
5.500%, 02/15/2026	1,240	1,271
4.500%, 05/15/2029 (A)	668	695
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	381	411
6.000%, 03/01/2027 (A)	2,065	2,140
6.000%, 12/31/2030 (A)	2,487	2,559
5.500%, 09/15/2024 (A)	115	117
5.500%, 01/15/2028 (A)	70	72
Targa Resources Partners
6.875%, 01/15/2029	288	324
6.500%, 07/15/2027	2,833	3,074
5.875%, 04/15/2026	375	398
5.000%, 01/15/2028	2,056	2,170
4.875%, 02/01/2031 (A)	250	272
4.250%, 11/15/2023	65	65
TerraForm Power Operating
4.750%, 01/15/2030 (A)	375	401
4.250%, 01/31/2023 (A)	1,164	1,203
Transocean
11.500%, 01/30/2027 (A)	845	604
8.000%, 02/01/2027 (A)	1,670	787
7.500%, 04/15/2031	990	344
Transocean Guardian
5.875%, 01/15/2024 (A)	1,456	1,223
Transocean Pontus
6.125%, 08/01/2025 (A)	1,714	1,628
USA Compression Partners
6.875%, 04/01/2026	1,805	1,886
6.875%, 09/01/2027	1,885	2,012
Valaris
5.850%, 01/15/2044 (B)	2,145	118
5.400%, 12/01/2042 (B)	280	16
4.875%, 06/01/2022 (B)	480	28
Vine Oil & Gas
9.750%, 04/15/2023 (A)	3,522	2,818
Western Gas Partners
3.950%, 06/01/2025	244	249
Western Midstream Operating
5.050%, 02/01/2030	200	224
4.750%, 08/15/2028	855	889
4.650%, 07/01/2026	870	913
4.100%, 02/01/2025	1,390	1,433
2.074%, VAR ICE LIBOR USD 3 Month+1.850%, 01/13/2023	520	510
WPX Energy
8.250%, 08/01/2023	321	365
5.875%, 06/15/2028	127	138
5.750%, 06/01/2026	199	209

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 10/15/2027	$860	$911

		162,976

Financials – 6.3%
Acrisure
8.125%, 02/15/2024 (A)	1,556	1,647
AHP Health Partners
9.750%, 07/15/2026 (A)	1,559	1,721
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)	1,415	1,514
Ally Financial
5.750%, 11/20/2025	220	256
AmWINS Group
7.750%, 07/01/2026 (A)	559	600
AssuredPartners
7.000%, 08/15/2025 (A)	1,625	1,682
5.625%, 01/15/2029 (A)	390	407
Athene Holding
6.150%, 04/03/2030	1,067	1,327
Bank of America
5.875%, VAR ICE LIBOR USD 3 Month+2.931% (D)	855	966
Barclays
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842% (D)	1,880	2,021
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.867% (D)	590	636
BGC Partners
3.750%, 10/01/2024	1,415	1,481
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905% (D)	50	55
5.000%, VAR United States Secured Overnight Financing Rate+3.813% (D)	3,339	3,470
Credit Agricole
6.875%, VAR USD Swap Semi 30/360 5 Yr Curr+4.319% (A)(D)	612	679
Donnelley Financial Solutions
8.250%, 10/15/2024	603	639
Finance of America Funding
7.875%, 11/15/2025 (A)	530	523
Freedom Mortgage
8.250%, 04/15/2025 (A)	3,750	3,919
8.125%, 11/15/2024 (A)	1,780	1,857
7.625%, 05/01/2026 (A)	1,235	1,306
FS Energy and Power Fund
7.500%, 08/15/2023 (A)	1,270	1,211
Genworth Holdings
4.900%, 08/15/2023	278	263

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Genworth Mortgage Holdings
6.500%, 08/15/2025 (A)	$556	$602
HAT Holdings I
6.000%, 04/15/2025 (A)	1,738	1,860
HSBC Holdings
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.649% (D)	783	797
HUB International
7.000%, 05/01/2026 (A)	903	944
Hunt
6.250%, 02/15/2026 (A)	937	960
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	945	1,082
Issuer
6.250%, 03/01/2028 (A)	856	866
Jefferies Finance
6.250%, 06/03/2026 (A)	834	863
JPMorgan Chase
5.000%, VAR United States Secured Overnight Financing Rate+3.380% (D)	856	901
4.000%, VAR United States Secured Overnight Financing Rate+2.745% (D)	1,691	1,718
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/2022 (A)	2,480	2,492
5.250%, 10/01/2025 (A)	210	209
4.250%, 02/01/2027 (A)	1,855	1,823
LD Holdings Group
6.500%, 11/01/2025 (A)	1,298	1,366
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.760% (D)	1,965	2,216
LPL Holdings
4.625%, 11/15/2027 (A)	1,835	1,899
Merger Sub II
10.750%, 08/01/2027 (A)	1,741	1,924
MGIC Investment
5.250%, 08/15/2028	340	364
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027	204	229
5.625%, 05/01/2024	1,130	1,227
4.625%, 06/15/2025 (A)	261	280
4.500%, 09/01/2026	1,618	1,741
4.500%, 01/15/2028	95	101
3.875%, 02/15/2029 (A)	227	232
Morgan Stanley
5.875%, VAR ICE LIBOR USD 3 Month+4.435% (D)	855	958

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.300%, VAR ICE LIBOR USD 3 Month+3.160% (D)	$535	$546
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)	1,592	1,565
MSCI
5.375%, 05/15/2027 (A)	300	320
Nationstar Mortgage Holdings
6.000%, 01/15/2027 (A)	1,464	1,554
5.500%, 08/15/2028 (A)	2,822	2,963
5.125%, 12/15/2030 (A)	703	735
Navient
7.250%, 09/25/2023	475	521
5.000%, 03/15/2027	706	712
Navient MTN
5.625%, 08/01/2033	300	288
New Residential Investment
6.250%, 10/15/2025 (A)	3,329	3,346
NFP
7.000%, 05/15/2025 (A)	276	297
6.875%, 08/15/2028 (A)	864	922
NMI Holdings
7.375%, 06/01/2025 (A)	600	672
OneMain Finance
7.125%, 03/15/2026	2,105	2,489
6.625%, 01/15/2028	342	406
5.375%, 11/15/2029	1,172	1,318
4.000%, 09/15/2030	1,517	1,574
PRA Group
7.375%, 09/01/2025 (A)	1,465	1,582
Quicken Loans
5.250%, 01/15/2028 (A)	682	728
3.875%, 03/01/2031 (A)	642	666
3.625%, 03/01/2029 (A)	642	655
Radian Group
4.875%, 03/15/2027	550	604
4.500%, 10/01/2024	959	1,012
Sabre
5.250%, 11/15/2023 (A)	465	471
Sabre GLBL
9.250%, 04/15/2025 (A)	419	499
7.375%, 09/01/2025 (A)	290	315
Saracen Development
11.000%cash/3.000% PIK, 10/15/2025 (A)(E)(F)	2,296	2,628
Service Properties Trust
4.950%, 02/15/2027	1,415	1,422
SLM
4.200%, 10/29/2025	564	596
Starwood Property Trust
5.500%, 11/01/2023 (A)	1,240	1,296
4.750%, 03/15/2025	1,366	1,400

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Shore Financial Services
5.500%, 11/15/2025 (A)	$1,716	$1,810
Verscend Escrow
9.750%, 08/15/2026 (A)	1,130	1,225
Voya Financial
4.700%, VAR ICE LIBOR USD 3 Month+2.084%, 01/23/2048	778	808
WeWork
7.875%, 05/01/2025 (A)	3,190	2,149

		95,928

Health Care – 6.5%
Acadia Healthcare
5.500%, 07/01/2028 (A)	763	820
AdaptHealth
4.625%, 08/01/2029 (A)	69	71
Air Methods
8.000%, 05/15/2025 (A)	3,243	2,740
Akumin
7.000%, 11/01/2025 (A)	830	872
Avantor Funding
4.625%, 07/15/2028 (A)	311	329
Bausch Health
9.000%, 12/15/2025 (A)	1,695	1,871
7.250%, 05/30/2029 (A)	195	219
7.000%, 03/15/2024 (A)	805	828
7.000%, 01/15/2028 (A)	945	1,039
6.250%, 02/15/2029 (A)	3,638	3,952
6.125%, 04/15/2025 (A)	2,535	2,613
5.250%, 01/30/2030 (A)	3,604	3,784
5.250%, 02/15/2031 (A)	1,370	1,431
5.000%, 01/30/2028 (A)	890	917
5.000%, 02/15/2029 (A)	501	515
Bausch Health Americas
9.250%, 04/01/2026 (A)	385	429
8.500%, 01/31/2027 (A)	842	936
Centene
5.375%, 06/01/2026 (A)	530	559
4.750%, 01/15/2025	1,829	1,877
4.625%, 12/15/2029	817	907
4.250%, 12/15/2027	1,637	1,735
3.375%, 02/15/2030	320	337
3.000%, 10/15/2030	1,345	1,426
Change Healthcare Holdings
5.750%, 03/01/2025 (A)	829	846
CHS
8.625%, 01/15/2024 (A)	315	328
6.000%, 01/15/2029 (A)	120	130
5.625%, 03/15/2027 (A)	240	258
DaVita
3.750%, 02/15/2031 (A)	2,996	3,042

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Emergent BioSolutions
3.875%, 08/15/2028 (A)	$2,352	$2,435
Encompass Health
5.750%, 09/15/2025	915	946
4.750%, 02/01/2030	1,384	1,483
4.625%, 04/01/2031	137	147
4.500%, 02/01/2028	375	392
Endo Dac
9.500%, 07/31/2027 (A)	1,121	1,251
6.000%, 02/01/2025 (A)	698	558
6.000%, 06/30/2028 (A)	1,857	1,578
Endo Finance
5.750%, 01/15/2022 (A)	981	952
Envision Healthcare
8.750%, 10/15/2026 (A)	945	593
Global Medical Response
6.500%, 10/01/2025 (A)	1,164	1,216
HCA
5.875%, 02/15/2026	4,595	5,284
5.875%, 02/01/2029	465	560
5.625%, 09/01/2028	130	153
5.375%, 02/01/2025	3,961	4,454
3.500%, 09/01/2030	1,856	1,972
Hill-Rom Holdings
5.000%, 02/15/2025 (A)	625	642
4.375%, 09/15/2027 (A)	1,000	1,056
Hologic
3.250%, 02/15/2029 (A)	258	263
Horizon Pharma USA
5.500%, 08/01/2027 (A)	797	856
IQVIA
5.000%, 10/15/2026 (A)	805	841
Jaguar Holding II
5.000%, 06/15/2028 (A)	95	101
4.625%, 06/15/2025 (A)	96	101
Legacy LifePoint Health
6.750%, 04/15/2025 (A)	374	402
LifePoint Health
5.375%, 01/15/2029 (A)	1,135	1,133
4.375%, 02/15/2027 (A)	5,351	5,358
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)(B)	315	109
5.500%, 04/15/2025 (A)(B)	630	217
MEDNAX
6.250%, 01/15/2027 (A)	992	1,064
Molina Healthcare
3.875%, 11/15/2030 (A)	216	232
Ortho-Clinical Diagnostics
7.375%, 06/01/2025 (A)	374	398
7.250%, 02/01/2028 (A)	1,905	2,010
Par Pharmaceutical
7.500%, 04/01/2027 (A)	1,757	1,906

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Prestige Brands
5.125%, 01/15/2028 (A)	$115	$123
Prime Security Services Borrower
6.250%, 01/15/2028 (A)	640	687
3.375%, 08/31/2027 (A)	605	600
Radiology Partners
9.250%, 02/01/2028 (A)	1,299	1,458
RP Escrow Issuer
5.250%, 12/15/2025 (A)	1,051	1,098
Select Medical
6.250%, 08/15/2026 (A)	841	906
Surgery Center Holdings
6.750%, 07/01/2025 (A)	828	842
Syneos Health
3.625%, 01/15/2029 (A)	625	627
Tenet Healthcare
7.500%, 04/01/2025 (A)	164	179
7.000%, 08/01/2025	735	760
6.875%, 11/15/2031	210	222
6.250%, 02/01/2027 (A)	1,433	1,519
6.125%, 10/01/2028 (A)	6,419	6,688
5.125%, 05/01/2025	1,729	1,763
5.125%, 11/01/2027 (A)	480	508
4.875%, 01/01/2026 (A)	1,536	1,607
4.625%, 07/15/2024	195	200
4.625%, 06/15/2028 (A)	2,470	2,587
Varex Imaging
7.875%, 10/15/2027 (A)	1,335	1,422
West Street Merger Sub
6.375%, 09/01/2025 (A)	1,141	1,170

		100,440

Industrials – 9.1%
ACCO Brands
5.250%, 12/15/2024 (A)	420	432
ADT Security
4.875%, 07/15/2032 (A)	1,508	1,634
Allied Universal Holdco
9.750%, 07/15/2027 (A)	674	735
Allison Transmission
5.875%, 06/01/2029 (A)	210	232
4.750%, 10/01/2027 (A)	1,632	1,718
3.750%, 01/30/2031 (A)	190	194
American Airlines
11.750%, 07/15/2025 (A)	434	501
American Airlines 2013-1 Class B Pass Through Trust
5.625%, 01/15/2021 (A)	432	431
American Airlines Group
5.000%, 06/01/2022 (A)	1,215	1,092
3.750%, 03/01/2025 (A)	545	421

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	$1,110	$1,149
American Woodmark
4.875%, 03/15/2026 (A)	585	600
Arconic
6.125%, 02/15/2028 (A)	656	707
5.900%, 02/01/2027	535	632
ASGN
4.625%, 05/15/2028 (A)	1,122	1,167
ATS Automation Tooling Systems
4.125%, 12/15/2028 (A)	70	71
Avis Budget Car Rental
10.500%, 05/15/2025 (A)	485	571
6.375%, 04/01/2024 (A)	1,270	1,295
5.250%, 03/15/2025 (A)	195	196
Beacon Roofing Supply
4.875%, 11/01/2025 (A)	850	870
Boeing
5.805%, 05/01/2050	1,112	1,532
5.150%, 05/01/2030	1,225	1,483
Bombardier
8.750%, 12/01/2021 (A)	709	737
7.875%, 04/15/2027 (A)	820	754
7.500%, 12/01/2024 (A)	1,856	1,781
7.500%, 03/15/2025 (A)	875	812
6.000%, 10/15/2022 (A)	4,136	4,060
Brink’s
5.500%, 07/15/2025 (A)	235	251
Builders FirstSource
5.000%, 03/01/2030 (A)	853	924
BWX Technologies
5.375%, 07/15/2026 (A)	2,067	2,147
4.125%, 06/30/2028 (A)	397	413
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	1,900	1,959
CDW
4.250%, 04/01/2028	370	391
3.250%, 02/15/2029	171	174
Clark Equipment
5.875%, 06/01/2025 (A)	1,546	1,631
Clean Harbors
4.875%, 07/15/2027 (A)	1,382	1,442
Cloud Crane
10.125%, 08/01/2024 (A)	1,180	1,229
Core & Main
6.125%, 08/15/2025 (A)	1,331	1,376
Core & Main Holdings
8.625%cash/9.375% PIK, 09/15/2024 (A)	1,635	1,672
CoreCivic
4.625%, 05/01/2023	475	457

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CP Atlas Buyer
7.000%, 12/01/2028 (A)	$1,754	$1,824
Delta Air Lines
7.375%, 01/15/2026	1,123	1,283
7.000%, 05/01/2025 (A)	2,885	3,331
4.750%, 10/20/2028 (A)	1,967	2,147
4.500%, 10/20/2025 (A)	1,875	2,004
EnerSys
4.375%, 12/15/2027 (A)	559	591
EnPro Industries
5.750%, 10/15/2026	328	348
Fortress Transportation & Infrastructure Investors
6.750%, 03/15/2022 (A)	468	469
Fortress Transportation and Infrastructure Investors
9.750%, 08/01/2027 (A)	995	1,141
6.500%, 10/01/2025 (A)	1,170	1,223
GFL Environmental
8.500%, 05/01/2027 (A)	232	258
5.125%, 12/15/2026 (A)	350	372
4.000%, 08/01/2028 (A)	116	117
3.750%, 08/01/2025 (A)	208	213
GrafTech Finance
4.625%, 12/15/2028 (A)	1,985	2,007
Granite Holdings US Acquisition
11.000%, 10/01/2027 (A)	1,285	1,426
Griffon
5.750%, 03/01/2028	450	476
H&E Equipment Services
3.875%, 12/15/2028 (A)	1,790	1,809
Harsco
5.750%, 07/31/2027 (A)	465	492
Herc Holdings
5.500%, 07/15/2027 (A)	2,160	2,290
Hertz
7.625%, 06/01/2022 (A)(B)	172	169
7.125%, 08/01/2026 (A)(B)	465	251
6.000%, 01/15/2028 (A)(B)	540	292
5.500%, 10/15/2024 (A)(B)	669	361
Hillman Group
6.375%, 07/15/2022 (A)	3,171	3,147
Howmet Aerospace
6.875%, 05/01/2025	155	181
Icahn Enterprises
4.750%, 09/15/2024	2,305	2,394
James Hardie International Finance DAC
5.000%, 01/15/2028 (A)	1,224	1,300
4.750%, 01/15/2025 (A)	200	204
JELD-WEN
6.250%, 05/15/2025 (A)	235	254
4.875%, 12/15/2027 (A)	15	16

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.625%, 12/15/2025 (A)	$355	$362
Korn Ferry
4.625%, 12/15/2027 (A)	1,714	1,783
Masonite International
5.750%, 09/15/2026 (A)	42	44
5.375%, 02/01/2028 (A)	1,467	1,575
MasTec
4.500%, 08/15/2028 (A)	343	360
Mileage Plus Holdings
6.500%, 06/20/2027 (A)	2,306	2,479
New Enterprise Stone & Lime
6.250%, 03/15/2026 (A)	1,330	1,363
Nielsen Finance
5.875%, 10/01/2030 (A)	412	466
5.625%, 10/01/2028 (A)	412	448
5.000%, 04/15/2022 (A)	253	254
PGT Escrow Issuer
6.750%, 08/01/2026 (A)	300	319
PowerTeam Services
9.033%, 12/04/2025 (A)	1,909	2,124
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	1,044	1,143
RBS Global
4.875%, 12/15/2025 (A)	190	194
Remington Arms
0.000%, 12/31/2049 (F)	1,245	–
Rolls-Royce
5.750%, 10/15/2027 (A)	1,755	1,944
Sensata Technologies
5.000%, 10/01/2025 (A)	1,173	1,305
4.375%, 02/15/2030 (A)	2,205	2,373
3.750%, 02/15/2031 (A)	396	410
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	1,345	1,398
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	3,354	3,376
Spirit AeroSystems
7.500%, 04/15/2025 (A)	268	287
5.500%, 01/15/2025 (A)	335	353
4.600%, 06/15/2028	1,685	1,666
3.950%, 06/15/2023	1,645	1,612
1.017%, VAR ICE LIBOR USD 3 Month+0.800%, 06/15/2021	1,637	1,616
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	1,780	1,993
SPX FLOW
5.875%, 08/15/2026 (A)	230	240
Standard Industries
5.000%, 02/15/2027 (A)	30	31
4.750%, 01/15/2028 (A)	725	763
3.375%, 01/15/2031 (A)	132	133

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Stericycle
3.875%, 01/15/2029 (A)	$109	$112
Stevens Holding 6.125%, 10/01/2026 (A)	245	265
Summit Materials 5.125%, 06/01/2025 (A)	1,302	1,325
Team Health Holdings 6.375%, 02/01/2025 (A)	2,871	2,469
Teck Resources 6.125%, 10/01/2035	833	1,074
Terex
5.625%, 02/01/2025 (A)	710	731
Tervita
11.000%, 12/01/2025 (A)	2,220	2,389
TransDigm
8.000%, 12/15/2025 (A)	500	553
6.250%, 03/15/2026 (A)	3,537	3,767
5.500%, 11/15/2027	1,982	2,084
TriMas
4.875%, 10/15/2025 (A)	205	210
Triumph Group
8.875%, 06/01/2024 (A)	344	378
7.750%, 08/15/2025	2,360	2,156
6.250%, 09/15/2024 (A)	250	248
5.250%, 06/01/2022	165	157
Tutor Perini
6.875%, 05/01/2025 (A)	4,691	4,597
Uber Technologies
7.500%, 05/15/2025 (A)	554	598
United Airlines Holdings
4.875%, 01/15/2025	1,125	1,107
United Continental Holdings
4.250%, 10/01/2022	708	712
United Rentals North America
5.875%, 09/15/2026	380	402
5.500%, 05/15/2027	240	257
4.875%, 01/15/2028	380	405
Univar Solutions USA
5.125%, 12/01/2027 (A)	281	297
Wabash National
5.500%, 10/01/2025 (A)	340	347
Welbilt
9.500%, 02/15/2024	1,760	1,819
WESCO Distribution
7.250%, 06/15/2028 (A)	356	405
7.125%, 06/15/2025 (A)	356	392
Western Global Airlines
10.375%, 08/15/2025 (A)	1,135	1,266
Wolverine Escrow
13.125%, 11/15/2027 (A)	240	193
9.000%, 11/15/2026 (A)	620	587

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
XPO Logistics
6.750%, 08/15/2024 (A)	$1,781	$1,892
6.500%, 06/15/2022 (A)	240	241
6.250%, 05/01/2025 (A)	215	231
6.125%, 09/01/2023 (A)	230	234

		138,577

Information Technology – 3.2%
ACI Worldwide
5.750%, 08/15/2026 (A)	394	417
Alliance Data Systems
7.000%, 01/15/2026 (A)	1,550	1,640
4.750%, 12/15/2024 (A)	840	848
AMS
7.000%, 07/31/2025 (A)	1,617	1,755
Arches Buyer
6.125%, 12/01/2028 (A)	970	1,002
4.250%, 06/01/2028 (A)	108	109
Ascend Learning
6.875%, 08/01/2025 (A)	530	545
Avaya
6.125%, 09/15/2028 (A)	2,918	3,117
Black Knight InfoServ
3.625%, 09/01/2028 (A)	459	470
Booz Allen Hamilton
3.875%, 09/01/2028 (A)	235	242
BY Crown Parent
4.250%, 01/31/2026 (A)	1,136	1,164
CDK Global
5.875%, 06/15/2026	33	35
5.250%, 05/15/2029 (A)	190	211
CommScope
8.250%, 03/01/2027 (A)	1,973	2,106
7.125%, 07/01/2028 (A)	325	346
CommScope Finance
6.000%, 03/01/2026 (A)	600	632
CommScope Technologies
6.000%, 06/15/2025 (A)	2,654	2,714
Dell International
6.200%, 07/15/2030 (A)	85	111
Diebold Nixdorf
9.375%, 07/15/2025 (A)	2,029	2,272
Entegris
4.625%, 02/10/2026 (A)	635	659
4.375%, 04/15/2028 (A)	725	773
Gartner
4.500%, 07/01/2028 (A)	50	53
3.750%, 10/01/2030 (A)	117	123
Go Daddy Operating
5.250%, 12/01/2027 (A)	1,868	1,966
Hughes Satellite Systems
5.250%, 08/01/2026	549	606

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Microchip Technology
4.250%, 09/01/2025 (A)	$136	$144
MTS Systems
5.750%, 08/15/2027 (A)	140	152
NCR
8.125%, 04/15/2025 (A)	122	136
6.125%, 09/01/2029 (A)	450	498
5.750%, 09/01/2027 (A)	1,505	1,599
5.000%, 10/01/2028 (A)	692	730
Nuance Communications
5.625%, 12/15/2026	1,757	1,859
ON Semiconductor
3.875%, 09/01/2028 (A)	416	431
Open Text Holdings
4.125%, 02/15/2030 (A)	1,487	1,582
Plantronics
5.500%, 05/31/2023 (A)	770	772
Presidio Holdings
8.250%, 02/01/2028 (A)	567	625
4.875%, 02/01/2027 (A)	160	170
PTC
4.000%, 02/15/2028 (A)	678	711
3.625%, 02/15/2025 (A)	549	564
Science Applications International
4.875%, 04/01/2028 (A)	1,670	1,770
Seagate HDD Cayman
5.750%, 12/01/2034	856	1,009
3.375%, 07/15/2031 (A)	641	644
3.125%, 07/15/2029 (A)	1,865	1,865
SS&C Technologies
5.500%, 09/30/2027 (A)	373	398
Switch
3.750%, 09/15/2028 (A)	106	108
Tempo Acquisition
5.750%, 06/01/2025 (A)	655	696
Unisys
6.875%, 11/01/2027 (A)	635	694
Veritas US
7.500%, 09/01/2025 (A)	3,280	3,366
Viasat
6.500%, 07/15/2028 (A)	2,455	2,657
5.625%, 09/15/2025 (A)	1,548	1,583
Xerox Holdings
5.500%, 08/15/2028 (A)	278	295
5.000%, 08/15/2025 (A)	278	296

		49,270

Materials – 8.1%
Alcoa Nederland Holding BV
7.000%, 09/30/2026 (A)	285	303
6.750%, 09/30/2024 (A)	495	516
6.125%, 05/15/2028 (A)	1,098	1,200

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 12/15/2027 (A)	$1,045	$1,144
Allegheny Technologies
7.875%, 08/15/2023	1,764	1,930
5.875%, 12/01/2027	1,389	1,462
Alpha 2 BV
8.750%cash/9.500% PIK, 06/01/2023 (A)	1,007	1,014
Arconic
6.000%, 05/15/2025 (A)	660	705
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)	2,092	2,233
Ardagh Packaging Finance
6.000%, 02/15/2025 (A)	356	369
5.250%, 04/30/2025 (A)	1,280	1,350
5.250%, 08/15/2027 (A)	455	478
4.125%, 08/15/2026 (A)	758	792
Ashland
6.875%, 05/15/2043	851	1,132
Axalta Coating Systems
4.750%, 06/15/2027 (A)	150	160
3.375%, 02/15/2029 (A)	205	205
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	4,940	5,348
Ball
2.875%, 08/15/2030	1,850	1,845
Berry Global
4.500%, 02/15/2026 (A)	2,593	2,651
Berry Global (Escrow Security)
4.875%, 07/15/2026 (A)	1,209	1,299
Big River Steel
6.625%, 01/31/2029 (A)	264	285
Boart Longyear Management Pty
10.000%cash/14.500% PIK, 12/31/2022	1,960	1,489
Boise Cascade
4.875%, 07/01/2030 (A)	1,392	1,507
BWAY Holding
7.250%, 04/15/2025 (A)	1,489	1,504
Carpenter Technology
6.375%, 07/15/2028	184	203
CENVO Corp (Escrow Security)
0.000%, 09/15/2022 (E)(F)	5,650	5
Chemours
7.000%, 05/15/2025	320	332
5.750%, 11/15/2028 (A)	1,525	1,556
5.375%, 05/15/2027	511	544
Clearwater Paper
5.375%, 02/01/2025 (A)	910	986
Cleveland-Cliffs
6.750%, 03/15/2026 (A)	1,669	1,803
4.875%, 01/15/2024 (A)	998	1,015

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Compass Minerals International
6.750%, 12/01/2027 (A)	$1,120	$1,212
Constellium
6.625%, 03/01/2025 (A)	389	397
5.875%, 02/15/2026 (A)	971	1,000
5.750%, 05/15/2024 (A)	847	864
5.625%, 06/15/2028 (A)	495	533
Cornerstone Chemical
6.750%, 08/15/2024 (A)	5,395	4,748
Crown Americas
4.750%, 02/01/2026	835	866
4.250%, 09/30/2026	2,195	2,419
CVR Partners
9.250%, 06/15/2023 (A)	1,905	1,907
Eldorado
9.500%, 06/01/2024 (A)	920	1,014
Element Solutions
3.875%, 09/01/2028 (A)	1,772	1,823
First Quantum Minerals
7.500%, 04/01/2025 (A)	1,980	2,062
7.250%, 04/01/2023 (A)	608	627
6.875%, 03/01/2026 (A)	1,941	2,023
6.875%, 10/15/2027 (A)	1,113	1,207
6.500%, 03/01/2024 (A)	1,189	1,222
Flex Acquisition
7.875%, 07/15/2026 (A)	822	863
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (A)	1,139	1,266
Forterra Finance
6.500%, 07/15/2025 (A)	185	199
Freeport-McMoRan
5.450%, 03/15/2043	2,980	3,710
5.400%, 11/14/2034	1,065	1,333
4.625%, 08/01/2030	526	577
4.375%, 08/01/2028	696	740
4.125%, 03/01/2028	334	350
GCP Applied Technologies
5.500%, 04/15/2026 (A)	575	592
Graham Packaging
7.125%, 08/15/2028 (A)	85	94
Greif
6.500%, 03/01/2027 (A)	345	365
Hecla Mining
7.250%, 02/15/2028	620	677
Hexion
7.875%, 07/15/2027 (A)	2,180	2,333
IAMGOLD
5.750%, 10/15/2028 (A)	1,835	1,863
INEOS Group Holdings
5.625%, 08/01/2024 (A)	1,340	1,358
Innophos Holdings
9.375%, 02/15/2028 (A)	1,790	1,960

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kraton Polymers
4.250%, 12/15/2025 (A)	$798	$814
LABL Escrow Issuer
10.500%, 07/15/2027 (A)	290	327
6.750%, 07/15/2026 (A)	390	422
LSB Industries
9.625%, 05/01/2023 (A)	5,050	5,202
Mineral Resources
8.125%, 05/01/2027 (A)	2,205	2,439
Mosaic
5.450%, 11/15/2033	408	507
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	2,760	2,346
New
7.500%, 07/15/2027 (A)	1,010	1,116
New Gold
6.375%, 05/15/2025 (A)	199	208
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)	2,115	14
Nouryon Holding BV
8.000%, 10/01/2026 (A)	455	483
NOVA Chemicals
5.250%, 06/01/2027 (A)	590	629
5.000%, 05/01/2025 (A)	1,800	1,886
4.875%, 06/01/2024 (A)	300	312
Novelis
5.875%, 09/30/2026 (A)	1,884	1,969
4.750%, 01/30/2030 (A)	995	1,072
OCI
5.250%, 11/01/2024 (A)	766	796
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	1,195	1,294
6.375%, 08/15/2025 (A)	600	665
5.875%, 08/15/2023 (A)	679	727
Rain CII Carbon
7.250%, 04/01/2025 (A)	5,215	5,293
Reichhold Industries
9.000%, 05/08/2017 (A)(B)(F)	859	–
Reynolds Group Issuer
4.000%, 10/15/2027 (A)	825	846
Scotts Miracle-Gro
4.500%, 10/15/2029	84	91
SRM Escrow Issuer
6.000%, 11/01/2028 (A)	628	656
Summit Materials
5.250%, 01/15/2029 (A)	607	637
Taseko Mines
8.750%, 06/15/2022 (A)	717	726
Trident Merger Sub
6.625%, 11/01/2025 (A)	1,596	1,620
Trident TPI Holdings
9.250%, 08/01/2024 (A)	1,410	1,502

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Trinseo Materials Operating
5.375%, 09/01/2025 (A)	$630	$643
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	453	496
5.500%, 08/15/2026 (A)	599	633
Tronox
6.500%, 05/01/2025 (A)	507	542
6.500%, 04/15/2026 (A)	325	338
Tronox Finance
5.750%, 10/01/2025 (A)	1,299	1,348
United States Steel
12.000%, 06/01/2025 (A)	214	247
Valvoline
4.250%, 02/15/2030 (A)	185	196
Venator Finance Sarl
9.500%, 07/01/2025 (A)	871	949
5.750%, 07/15/2025 (A)	1,977	1,849
Warrior Met Coal
8.000%, 11/01/2024 (A)	1,650	1,687

		123,096

Real Estate – 2.1%
Brookfield Property REIT
5.750%, 05/15/2026 (A)	3,844	3,786
CoreCivic
5.000%, 10/15/2022	245	245
Diversified Healthcare Trust
9.750%, 06/15/2025	2,451	2,785
GEO Group
5.875%, 01/15/2022	280	278
5.125%, 04/01/2023	35	32
Howard Hughes
5.375%, 08/01/2028 (A)	562	604
Iron Mountain
5.250%, 03/15/2028 (A)	1,357	1,432
5.250%, 07/15/2030 (A)	765	826
5.000%, 07/15/2028 (A)	990	1,052
4.875%, 09/15/2027 (A)	2,718	2,840
4.875%, 09/15/2029 (A)	1,000	1,055
4.500%, 02/15/2031 (A)	268	281
iStar
4.750%, 10/01/2024	566	573
4.250%, 08/01/2025	1,119	1,105
Lamar Media
4.875%, 01/15/2029	115	122
4.000%, 02/15/2030	565	586
Outfront Media Capital
6.250%, 06/15/2025 (A)	554	585
QualityTech
3.875%, 10/01/2028 (A)	595	607
Realogy Group
9.375%, 04/01/2027 (A)	998	1,105

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.875%, 06/01/2023 (A)	$986	$1,006
RHP Hotel Properties
5.000%, 04/15/2023	415	416
4.750%, 10/15/2027	945	978
Service Properties Trust
3.950%, 01/15/2028	1,961	1,895
Uniti Group
8.250%, 10/15/2023	1,516	1,527
7.875%, 02/15/2025 (A)	813	873
7.125%, 12/15/2024 (A)	705	712
6.000%, 04/15/2023 (A)	940	959
VICI Properties
4.625%, 12/01/2029 (A)	448	479
4.250%, 12/01/2026 (A)	429	445
4.125%, 08/15/2030 (A)	816	861
3.750%, 02/15/2027 (A)	580	593
XHR
6.375%, 08/15/2025 (A)	1,810	1,910

		32,553

Telecommunication Services – 0.1%
Frontier Communications
5.875%, 10/15/2027 (A)	206	223
Level 3 Financing
4.250%, 07/01/2028 (A)	540	555

		778

Utilities – 1.6%
Calpine
5.000%, 02/01/2031 (A)	373	390
4.625%, 02/01/2029 (A)	140	144
4.500%, 02/15/2028 (A)	2,881	2,996
3.750%, 03/01/2031 (A)	3,114	3,084
NRG Energy
12.000%, 09/25/2025 (E)(F)	656	697
7.250%, 05/15/2026	305	322
6.625%, 01/15/2027	1,113	1,175
3.625%, 02/15/2031 (A)	573	589
3.375%, 02/15/2029 (A)	590	604
Pacific Gas and Electric
4.750%, 02/15/2044	337	379
4.300%, 03/15/2045	394	420
3.950%, 12/01/2047	147	152
PG&E
5.250%, 07/01/2030	2,588	2,847
5.000%, 07/01/2028	568	605
Pike
5.500%, 09/01/2028 (A)	1,026	1,084
Rockpoint Gas Storage Canada
7.000%, 03/31/2023 (A)	1,895	1,876
Talen Energy Supply
7.625%, 06/01/2028 (A)	556	599

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.625%, 01/15/2028 (A)	$1,035	$1,082
Vistra Operations
5.625%, 02/15/2027 (A)	462	491
5.500%, 09/01/2026 (A)	360	375
5.000%, 07/31/2027 (A)	2,456	2,603
4.300%, 07/15/2029 (A)	1,636	1,857

		24,371

Total Corporate Obligations (Cost $1,123,524) ($ Thousands)		1,151,281

LOAN PARTICIPATIONS – 10.2%
Affinity Game, Term Loan 2, 2nd Lien
9.250%, 01/31/2025	82	82
Agrofresh Inc., Initial Term Loan
7.250%, 12/31/2024	2,097	2,073
AI Aqua Merger Sub, Inc., Tranche B-1 Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 12/13/2023	1,421	1,411
Alvogen Pharma US, Inc., January 2020 Loan, 1st Lien
6.250%, 12/31/2023	1,266	1,209
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
3.230%, VAR LIBOR+3.000%, 04/22/2026 (H)	2,448	1,566
American Gaming, Term Loan, 1st Lien
14.000%, 02/15/2024 (F)	863	906
American Greetings, Term Loan, 1st Lien
5.500%, 04/06/2024 (H)(I)	284	284
American Tire Distributors, Inc., Initial Term Loan, 1st Lien
8.500%, 09/02/2024 (H)	3,593	3,415
Aptos, 1st Lien
5.647%, 03/04/2027 (I)	178	171
Aruba Investments (Angus), 2nd Lien
8.500%, 10/27/2028 (H)(I)	950	950
Ascend Learning, LLC, Amendment No. 2 Incremental Term Loan, 1st Lien
4.750%, 07/12/2024	94	94
Ascend Learning, LLC, Initial Term Loan, 2nd Lien
4.000%, VAR LIBOR+3.250%, 07/12/2024	141	140
Asurion, LLC (fka Asurion Corporation), New B-8 Term Loan, 1st Lien
3.397%, VAR LIBOR+3.250%, 12/18/2026	660	653

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 2nd Lien
6.647%, VAR LIBOR+6.500%, 08/04/2025	$2,173	$2,186
Atotech B.V., Term Loan B1, 1st Lien
4.000%, VAR LIBOR+3.000%, 01/31/2024	1,626	1,619
Atotech, Cov-Lite, Team Loan B
4.000%, 01/31/2024	219	218
Austin Bidco Inc ., Term Loan, 1st Lien
0.000%, 12/09/2027 (H)	1,905	1,891
Avianca, Dip Tranche A, 1st Lien
12.500%, 11/10/2021 (F)(H)	1,216	1,198
Banijay Entertainment S.A.S. , Facility B (USD), 1st Lien
3.903%, 03/01/2025 (H)	45	44
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.148%, VAR LIBOR+3.000%, 06/02/2025 (H)	468	466
Boardriders, Inc., Tranche A Loan
9.000%, 10/23/2023 (F)	389	377
Boardriders, Inc., Tranche B-2 Loan
10.500%, 04/23/2024 (F)	2,092	1,760
Buckeye Partners, L.P., Initial Term Loan, 1st Lien
2.897%, VAR LIBOR+2.750%, 11/01/2026	229	228
BWay Holding Company , Initial Term Loan, 1st Lien
3.480%, VAR LIBOR+3.250%, 04/03/2024	1,724	1,662
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
4.647%, VAR LIBOR+4.500%, 07/21/2025	2,798	2,798
Carestream Health, Inc., Extended Term Loan, 1st Lien
5.500%, 08/08/2023 (F)	2,286	1,669
Carestream Health, Inc., Term Loan, 1st Lien
7.750%, 05/08/2023	1,457	1,430
CCI/Consumer Cellular Term Loan, 1st Lien
4.750%, 12/10/2027	168	167
Cengage Learning, Inc., 2016 Refinancing Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/07/2023	3,110	2,976
CenturyLink, Inc., Term B Loan, 1st Lien
2.397%, VAR LIBOR+2.250%, 03/15/2027	154	152

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Cenveo Corp., Term Loan, 1st Lien
10.500%, 06/07/2023 (F)(I)	$141	$131
Cenveo Corporation, Exit Term Loan, 1st Lien
10.500%, 06/07/2023 (F)	1,306	1,215
Claire’s Stores, Inc., Initial Term Loan, 1st Lien
6.647%, VAR LIBOR+6.500%, 12/18/2026	1,133	946
Clarios Global LP, Initial Dollar Term Loan, 1st Lien
3.647%, VAR LIBOR+3.500%, 04/30/2026	681	677
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
5.147%, VAR LIBOR+5.000%, 01/04/2026	2,788	2,617
Cornerstone OnDemand, Inc., Term Loan, 1st Lien
4.394%, VAR LIBOR+4.250%, 04/22/2027	190	191
Coty Inc., Term B USD Loan, 1st Lien
2.402%, VAR LIBOR+2.250%, 04/07/2025	1,250	1,175
CP Atlas Buyer, Inc., Initial Tranche B-1 Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 11/19/2027	78	79
CP Atlas Buyer, Inc., Initial Tranche B-2 Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 11/19/2027	27	27
Delta Topco, Inc., Initial Term Loan, 2nd Lien
8.000%, 10/06/2028 (H)(I)	891	896
East Valley Tourist Development Authority , Term Loan, 1st Lien
9.000%, VAR LIBOR+8.000%, 03/07/2022 (F)	2,168	2,082
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.897%, VAR LIBOR+3.750%, 10/10/2025	4,974	4,134
Epic Crude Services, LP, Term Loan, 1st Lien
5.260%, VAR LIBOR+5.000%, 03/02/2026	1,716	1,182
Epic Y-Grade Services, LP, Term Loan
7.000%, 06/30/2027 (H)	3,800	3,078
eResearchTechnology, Inc., Initial Term Loan, 1st Lien
5.500%, 02/04/2027	1,278	1,264

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Foresight Energy Operating LLC, Tranche A Term Loan, 1st Lien
9.500%, 06/30/2027 (F)	$274	$278
Gates Global LLC, Initial B-2 Dollar Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 04/01/2024	504	502
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
4.688%, VAR LIBOR+4.500%, 02/19/2026	737	724
GFL Environmental Inc., Effective Date Incremental Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 05/30/2025 (H)	215	215
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 03/14/2025	1,011	1,000
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
3.500%, VAR LIBOR+2.750%, 10/04/2023	172	166
3.250%, VAR LIBOR+2.750%, 10/04/2023	518	499
Graham Packaging Company Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 08/04/2027	2,096	2,101
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances, 1st Lien
6.500%, VAR LIBOR+5.500%, 11/13/2021 (F)	399	365
Greeneden U.S. Holdings I, LLC, Initial Term Loan, 1st Lien
4.750%, 10/08/2027 (H)	285	285
Guitar Center, 1st Lien
7.000%, 11/21/2021	312	308
Harland Clarke Holdings, Cov-Lite, Term Loan, 1st Lien
5.750%, 11/03/2023	261	230
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 12/16/2024	308	295
Horseshoe Baltimore, Cov-Lite, Term Loan B, 1st Lien
4.147%, 07/08/2024 (I)	1,502	1,383
Hoya Midco, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 06/30/2024	1,504	1,413

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.147%, VAR LIBOR+3.000%, 05/01/2026	$476	$468
Indivior Finance S.a r.l., 2017 Replacement USD Term Loan, 1st Lien
5.500%, 12/19/2022 (F)	645	629
Informatica LLC , Dollar 2020 Term Loan, 1st Lien
3.397%, VAR LIBOR+3.250%, 02/25/2027	98	97
IRB Holding Corp., Fourth Amendment Incremental Term Loan, 1st Lien
4.250%, 11/19/2027 (H)(I)	230	230
Ivanti Software, Inc., Initial Term Loan, 1st Lien
5.750%, 11/22/2027 (H)	958	955
J.C. Penney Corporation, Inc. , Loan (2016), 1st Lien
5.250%, VAR LIBOR+4.250%, 06/23/2023 (B)	2,253	150
J.C. Penney Corporation, Inc. , Loan (DIP), 1st Lien
14.000%, VAR LIBOR+11.750%, 04/01/2021 (F)	1,829	1,999
Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 08/18/2022	638	637
Knight Energy Services, Exit Facility Loan
8.500%, 02/09/2024 (F)	61	–
Kronos Acquisition Holdings Inc., Initial Loan, 1st Lien
5.250%, 12/17/2026	257	256
Lanai Holdings II, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 08/29/2022	5,038	4,851
Lifescan Global Corporation, Initial Term Loan, 1st Lien
7.175%, 10/01/2024	43	41
6.234%, 10/01/2024 (I)	6,051	5,748
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
8.375%, VAR LIBOR+8.125%, 02/16/2021	6,884	6,712
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR+6.000%, 05/08/2025 (F)	1,552	1,540

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Mcclatchy/SIJ, 1st Lien
10.167%, 07/15/2026 (F)	$3,161	$3,129
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 05/04/2022	2,874	2,795
Meredith Corporation, Tranche B-3 Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 01/31/2025	319	321
MI Windows and Doors, LLC, Initial Term Loan, 1st Lien
4.500%, 12/15/2027	743	744
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/21/2027	937	974
Misys Limited, Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 06/13/2024	1,594	1,559
MLN US HoldCo LLC, Term B Loan, 1st Lien
4.652%, VAR LIBOR+4.500%, 11/30/2025	806	727
Monitronics International Inc
7.750%, 03/29/2024 (F)	825	728
Navitas Midstream Midland Basin, LLC, Initial Term Loan, 1st Lien
5.500%, 12/13/2024	1,117	1,098
Nine West Holdings Inc., Term Loan, 1st Lien
8.236%, 03/19/2024	373	246
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
3.153%, VAR LIBOR+3.000%, 10/01/2025	542	536
Peak 10 Holding Corporation, Initial Term Loan, 1st Lien
3.754%, VAR LIBOR+3.500%, 08/01/2024	4,698	4,180
Penney Borrower LLC, Initial Loan, 1st Lien
9.500%, 12/07/2026 (H)	1,026	874
PetSmart, Inc., Amended Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 03/11/2022	417	416
Plantronics, Inc., Initial Term B Loan
2.646%, 07/02/2025	994	970
Polymer Additives, Inc., Closing Date Term Loan
6.214%, 07/31/2025 (H)	4,469	3,705
Polymer Additives, Inc., Term Loan, 1st Lien
6.862%, 07/31/2025	5	4

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Premier Brands Group Holdings LLC, Term Loan
8.254%, 03/19/2024	$348	$229
Radio One, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 04/18/2023	600	555
Rcn Cable, 1st Lien
4.250%, 09/25/2026	1,850	1,851
Red Lobster Management LLC, Initial Term Loan, 1st Lien
6.250%, 07/28/2021 (I)	2,039	1,999
Refinitiv US Holdings Inc., Initial Dollar Term Loan, 1st Lien
3.397%, VAR LIBOR+3.250%, 10/01/2025	226	226
Revlon Consumer Products Corporation, 2016 Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 09/07/2023 (H)	4,952	1,763
Sabre GLBL Inc., Term Loan B, 1st Lien
4.750%, 12/10/2027	1,631	1,633
Shutterfly, Insitutional Term Loan, 1st Lien
7.000%, 09/25/2026	226	225
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 10/20/2027	715	740
Sotera Health Holdings, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/11/2026	1,035	1,038
SP PF Buyer LLC, Closing Date Term Loan, 1st Lien
4.647%, 12/22/2025	1,517	1,458
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
5.214%, VAR LIBOR+5.000%, 04/16/2026	1,555	1,503
Steinway Musical Instruments, Inc., Closing Date Loan
4.750%, 02/14/2025	504	489
Sunshine Luxembourg VII SARL, Facility B1, 1st Lien
5.000%, VAR LIBOR+4.250%, 10/01/2026	710	711
Syniverse Holdings, Inc., Initial Term Loan, 2nd Lien
10.000%, 03/11/2024	1,125	730
Syniverse Holdings, Inc., Tranche C Term Loan , 1st Lien
6.000%, VAR LIBOR+5.000%, 03/09/2023 (H)	7,582	6,831

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/06/2024	$8,013	$7,116
The E.W Scripps Co., 1st Lien
3.750%, 12/15/2027	802	801
Titan Acquisition Limited, Initial Term Loan, 1st Lien
3.267%, VAR LIBOR+3.000%, 03/28/2025	1,071	1,042
TransDigm Inc., Tranche G Refinancing Term Loan, 1st Lien
2.397%, 08/22/2024	1,810	1,772
Traverse Midstream Partners LLC, Advance, 1st Lien
6.500%, VAR LIBOR+4.000%, 09/27/2024 (F)	2,910	2,849
Tutor Perini, 1st Lien
5.750%, 08/18/2027	1,740	1,744
Twin River Worldwide Holdings, Inc., Term B-1 Facility Loan, 1st Lien
9.000%, VAR LIBOR+8.000%, 05/11/2026 (F)	759	809
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
5.147%, VAR LIBOR+5.000%, 06/26/2026	485	482
Uber Technologies, Inc., Term Loan, 1st Lien
5.000%, 04/04/2025	1,612	1,616
Valaris Dip
0.000%, 08/17/2021 (F)(H)	1,115	1,110
VeriFone Systems, Inc., Term Loan, 1st Lien
4.224%, 08/20/2025	1,535	1,480
Vertic Group Corporation, Term Loan, 1st Lien
3.153%, 03/02/2027	149	148
Vertical Midco GmbH, Facility B (USD), 1st Lien
4.567%, VAR LIBOR+4.250%, 07/30/2027	278	278
White Cap Buyer, LLC, Initial Closing Date Term Loan, 1st Lien
4.500%, 10/08/2027	444	443
Wilsonart LLC, Term Loan D, 1st Lien
4.250%, VAR LIBOR+3.250%, 12/19/2023	1,140	1,141
Wok Holdings Inc., Initial Term Loan, 1st Lien
6.397%, 03/01/2026	653	569
Woodford Express, LLC, Initial Term Loan
6.000%, 01/27/2025	1,625	1,220

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
3.147%, VAR LIBOR+3.000%, 03/09/2027 (H)	$307	$305

Total Loan Participations (Cost $160,254) ($ Thousands)		157,478

ASSET-BACKED SECURITIES — 9.4%

Other Asset-Backed Securities — 9.4%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9(J)
0.735%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A) (B)(F)	587	21
Apex Credit CLO 2017-II, Ser 2020-1A, Cl E1
7.809%, VAR ICE LIBOR USD 3 Month+7.560%, 10/20/2031 (A)	1,258	1,195
Ares XXXIV CLO, Ser 2020-2A, Cl FR
8.818%, VAR ICE LIBOR USD 3 Month+8.600%, 04/17/2033 (A)(F)	1,446	1,258
B&M CLO, Ser 2014-1A, Cl E
5.980%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)(F)	2,480	1,430
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(F)(K)	4,490	1,661
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(F)(K)	3,390	1,864
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/24/2029 (A)(F)(K)	4,450	3,204
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 10/24/2029 (A)(F)(K)	5,857	4,569
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(F)(K)	4,663	3,637
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (F)(K)	3,427	2,228
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(F)(K)	2,128	1,819
Battalion CLO, Ser 2018
8.175%, 10/15/2032 (F)	1,533	1,510
Benefit Street Partners CLO III, Ser 2013- IIIA, Cl SUB
0.000%, 07/20/2029 (A)(F)(K)	2,531	607
Benefit Street Partners CLO V-B
0.000%, 04/20/2031 (F)(K)	10,259	5,714
Benefit Street Partners CLO VI, Ser 2015- VIA, Cl SUB
0.000%, 10/18/2029 (A)(F)(K)	7,502	2,738

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO VII, Ser 2015- VIII, Cl SUB
0.000%, 07/18/2027 (F)(K)	$6,715	$2,060
Benefit Street Partners CLO VIII
0.000%,01/20/2028 (A)(F)(K)	6,720	3,494
Benefit Street Partners CLO X, Ser 2016- 10A, Cl SUB
0.000%, 01/15/2029 (A)(F)(K)	6,228	2,304
Benefit Street Partners CLO XII, Ser 2017- 12A, Cl C
3.287%, VAR ICE LIBOR USD 3 Month+3.050%, 10/15/2030 (A)(F)	1,238	1,189
Benefit Street Partners CLO XIV, Warehouse Note, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(F)(K)	3,809	2,476
Benefit Street Partners CLO XVIII, Ser 2019- 18A, Cl SUB
0.000%, 10/15/2032 (A)(F)(K)	3,486	2,526
Benefit Street Partners CLO XX, Ser 2020- 20A, Cl SUB
0.000%, 07/15/2031 (A)(F)(K)	2,261	2,327
Benefit Street Partners CLO XXI, Ser 2020- 21A, Cl E
8.297%, VAR ICE LIBOR USD 3 Month+8.040%, 07/15/2031 (A)(F)	969	977
Benefit Street Partners CLO, Warehouse Note
0.000%, (F)(L)	1,282	1,282
Cathedral Lake CLO, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(F)(K)	1,869	654
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(F)(K)	3,139	1,507
CVP Cascade CLO, Ser 2014-2A, Cl D
5.018%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A)(F)	2,277	1,321
CVP Cascade CLO, Ser 2014-2A, Cl E
6.018%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A)(B)(F)	2,599	650
Great Lakes CLO, Ser 2014-1A, Cl SUB
0.000%, 10/15/2029 (A)(F)(K)	4,860	2,722
Great Lakes CLO, Ser 2015-1A, Cl ER
8.000%, VAR ICE LIBOR USD 3 Month+7.360%, 01/16/2030 (A)(F)	3,253	2,671
Great Lakes CLO, Ser 2015-1A, Cl FR
11.000%, VAR ICE LIBOR USD 3 Month+10.000%, 01/16/2030 (A)(B)(F)	1,198	934
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(F)(K)	4,519	2,350

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Great Lakes CLO, Ser 2017-1A, Cl ER
7.737%, VAR ICE LIBOR USD 3 Month+7.500%, 10/15/2029 (A)(F)	$3,321	$2,869
Great Lakes CLO, Ser 2017-1A, Cl FR
10.237%, VAR ICE LIBOR USD 3 Month+10.000%, 10/15/2029 (A)(F)	1,940	1,591
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/20/2029 (A)(F)(K)	2,484	944
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
7.778%, VAR ICE LIBOR USD 3 Month+7.560%, 07/20/2029 (A)(F)	3,223	2,931
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2029 (A)(F)(K)	651	521
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
7.288%, VAR ICE LIBOR USD 3 Month+7.070%, 04/18/2030 (A)(F)	1,559	1,465
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(F)(K)	1,169	719
JFIN CLO 2012, Ser 2018-1A, Cl BR
2.568%, VAR ICE LIBOR USD 3 Month+2.350%, 07/20/2028 (A)(F)	1,757	1,755
LCM Ltd., Ser 31A
0.000%, 01/20/2032 (F)(K)	1,115	870
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(F)(K)	3,797	2,316
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
6.065%, VAR ICE LIBOR USD 3 Month+5.850%, 01/25/2030 (A)(F)	2,499	2,274
Longfellow Place CLO, Ser 2013-1A
3.237%, 04/15/2029 (B)(F)	1,582	1,558
Neuberger Berman CLO XXII, Ser 2016- 22A, Cl F
0.100%, 10/17/2030 (A)(F)	112	39
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2027 (A)(F)(K)	3,640	2,038
Neuberger Berman Loan Advisers CLO
0.000%, 10/20/2032 (F)(K)	3,438	2,984
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(F)(K)	1,095	1,040

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(F)(I)	$14	$13
Neuberger Berman Loan Advisers CLO, Ser 2020-39, Cl SBPF
0.000%, 01/20/2032 (F)(K)	3,294	2,829
NewStar Clarendon Fund CLO, Ser 2015- 1A, Cl E
6.265%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A)(F)	3,439	3,095
NewStar Exeter Fund CLO, Ser 2015-1A, Cl E
7.418%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)(F)	3,890	3,579
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(F)(K)	7,983	3,582
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(F)(K)	1,655	1,043
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 07/20/2031 (A)(F)(K)	1,224	1,200
Shackleton CLO, Ser 2014-6A, Cl SUB
0.000%, 07/17/2026 (A)(F)(K)	7,935	1
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (F)(K)	6,388	2,236
Shackleton CLO, Ser 2019-14A, Cl SUB
0.000%, 07/20/2030 (A)(F)(K)	1,999	1,439
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (F)(K)	9,085	8,466
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 07/29/2029 (A)(F)(K)	4,194	2,768
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(F)(K)	2,978	2,268
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(F)(K)	3,528	2,470
TCW CLO, Ser 2020-1
0.000%, 04/20/2028 (F)(K)	5,111	3,015
TCW CLO, Ser 2020-1A, Cl DR
3.930%, VAR ICE LIBOR USD 3 Month+3.700%, 10/20/2031 (A)	951	951
Telos CLO, Ser 2018-5A, Cl BR
1.698%, VAR ICE LIBOR USD 3 Month+1.480%, 04/17/2028 (A)(F)	1,001	977
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(F)(K)	11,892	6,184
Venture CDO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(F)(K)	2,030	1,096
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(F)(K)	1,609	644
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(F)(K)	3,228	1,808

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2020-2
0.000%, 07/21/2031 (F)(K)	$4,915	$5,126

Total Asset-Backed Securities (Cost $123,147) ($ Thousands)		145,603

	Shares

COMMON STOCK – 1.2%
21St Century Oncology Private Company *(E)(F)	15,311	204
Aquity Holdings Inc *(F)	85,745	900
Aspect Software, Cl CR1 *(F)	27,500	–
Aspect Software, Cl CR2 *(F)	11,134	–
ATD New Holdings *(F)	1,854	43
Battalion Oil *	3,699	31
Berry Corp *	331,646	1,220
Cenveo Corp *(F)	38,426	500
CHC Group LLC *(M)	7,983	–
Clear Channel Outdoor Holdings Inc, Cl A *	202,317	334
CUI Acquisition *(F)(G)	3	–
Cumulus Media Inc, Cl A *	59,587	519
Denbury *	13,121	337
EP Energy *	15,235	533
FTS International, Cl A *	66,438	1,276
Global Aviation Holdings Inc, Cl A *(F)	97,655	–
Gymboree *(F)	40,312	20
Hexion Holdings Corp *	105,856	1,297
iHeartMedia Inc *(C)	89,378	1,160
JC Penney Earnout Credits (E)(F)	19,723	382
Knight Energy Services *(F)(N)	1,764	–
Mcdermott International *	90,727	73
Medical Card Systems *(F)	284,758	–
Mmodal *(F)	65,356	82
Mmodal Equity Escrow Aka Aquity Escrow	2,332	3
Monitronics International Inc *(F)	105,284	1,000
Monitronics International Inc *(E)(F)	105,722	1,004
Motors Liquidation GUC Trust *	213	–
MTY Holdings LLC *(E)(F)	273,738	766
Neiman Marcus Group *(F)(G)	6,554	524
Nine West FKA Premier Brands *	92,548	23
Oasis Petroleum *	11,454	425
Parker Drilling *	79,089	257
Quad/Graphics Inc *	166	1
Reichhold Industries *(E)(F)	1,427	1,809
Remainco LLC *(E)(F)	27,268	33
Remington Outdoor Company Inc *(E)(F)	12,794	–
Rue 21 *	1,835	184
SandRidge Energy *	3,760,982	25
TE Holdcorp *(F)	50,160	–
Titan Energy LLC *(M)	22,243	1
VICI Properties Inc ‡	69,012	1,760

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vistra Corp	28,053	$552
Whiting Petroleum *	13,557	339
Windstream Services *(F)	10,897	131

Total Common Stock (Cost $26,381) ($ Thousands)		17,748

	Face Amount (Thousands)

CONVERTIBLE BONDS – 0.8%
Air Canada CV to 65.1337
4.000%, 07/01/2025 (A)	$260	384
Apollo Commercial Real Estate Finance CV to 50.226
4.750%, 08/23/2022	282	269
Blackstone Mortgage Trust CV to 28.032
4.375%, 05/05/2022	846	844
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	615	480
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026 (B)	100	5
CNX Resources CV to 77.8816
2.250%, 05/01/2026 (A)	930	1,056
DISH Network CV to 15.343
3.375%, 08/15/2026	1,312	1,251
Golar LNG CV to 26.9925
2.750%, 02/15/2022	556	508
Liberty Latin America CV to 48.4315
2.000%, 07/15/2024	1,740	1,653
Liberty Media CV to 16.776
3.750%, 02/15/2030	2,559	1,960
Liberty Media CV to 22.947
4.000%, 11/15/2029	490	375
MagnaChip Semiconductor CV to 121.1387
5.000%, 03/01/2021	300	495
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	2,242	2,898
Pebblebrook Hotel Trust CV to 39.2549
1.750%, 12/15/2026	500	532
Royal Caribbean Cruises CV to 13.8672
4.250%, 06/15/2023 (A)	230	306

Total Convertible Bonds (Cost $11,888) ($ Thousands)		13,016

	Shares

PREFERRED STOCK – 0.7%
AMC Entertainment, 0.000% *	793	2
Benefit Street Partners CLO IV, 0.000% *(F)	4,862	1,361
Benefit Street Partners CLO IX (F)	2,293,000	1,559
Benefit Street Partners CLO V (F)	6,387,000	1
Boardriders, 0.000% *(E)(F)	215,931	222

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Claire’s Stores, 0.000% *(F)	793	$768
Crestwood Equity Partners, 9.250% (O)	280,311	2,094
Danaher, 5.000% *	554	721
FHLMC, 0.000% *(D)	16,903	233
FNMA, 0.000% *(D)	24,650	358
Foresight, 0.000% *	32,601	277
Ladenburg Thalmann Financial Services, 6.500%	64,356	1,079
LCM 31 Warehouse (F)	1,343,000	1,343
Myt Holdings LLC, 0.000% *(F)	384,147	442
Neiman Marcus Group, 0.000% *(E)(F)	3,938	–
Qurate Retail, 8.000%	2,044	202
TE Holdcorp, 0.000% *(F)	87,794	–

Total Preferred Stock (Cost $10,551) ($ Thousands)		10,662

	Face Amount (Thousands)

MUNICIPAL BONDS – 0.2%

Connecticut – 0.1%
Mohegan Tribal, Finance Authority, RB Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (A)	1,790	1,786

Puerto Rico – 0.1%
Commonwealth of Puerto Rico, Ser A, GO
5.250%, 07/01/2023 (B)(F)	350	257
5.125%, 07/01/2037 (B)	340	244
5.000%, 07/01/2041 (B)	765	533

		1,034

Total Municipal Bonds (Cost $2,710) ($ Thousands)		2,820

	Shares

FOREIGN COMMON STOCK – 0.1%
Tourmaline Oil Corp	75,020	1,010

Total Foreign Common Stock (Cost $1,016) ($ Thousands)		1,010

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS – 0.0%
Carestream, Expires Strike Price $–*(E)(F)	36	$–
Guitar Center, Expires 12/30/2027 Strike Price $– *(F)	14,007	–
iHeartCommunications, Expires 05/01/2039 Strike Price $–*(E)(F)	14,644	110
Lion Holding, Expires 12/30/2027 Strike Price $– *	1,575	–
Remington Arms, Expires Strike Price $–*(E)(F)	12,902	–
SandRidge Energy, Expires 10/07/2022 Strike Price $41 *	7,382	–
SandRidge Energy, Expires 10/07/2022 Strike Price $42 *	3,108	–
Windstream Services, Expires Strike Price $–*(F)	12,184	148
Windstream Warrants, Expires Strike Price $–*(E)(F)	104	2

Total Warrants (Cost $405) ($ Thousands)		260

	Shares

AFFILIATED PARTNERSHIP – 0.0%
SEI Liquidity Fund, L.P. 0.080% **†(P)	1,141	1

Total Affiliated Partnership (Cost $1) ($ Thousands)		1

CASH EQUIVALENT – 2.4%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	36,758,754	36,759

Total Cash Equivalent (Cost $36,759) ($ Thousands)		36,759

Total Investments in Securities – 99.7% (Cost $1,496,636) ($ Thousands)		$1,536,638

A list of the outstanding centrally cleared swap agreements held by the Fund at December 31, 2020, is as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.34	Sell	5.00%	Quarterly	06/20/2025	(1,000)	$85	$1	$84

						$85	$1	$84

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

Percentages are based on Net Assets of $1,540,601 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2020.

†	Investment in Affiliated Security (see Note –).

‡	Real Estate Investment Trust.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2020, the value of these securities amounted to $928,630 ($ Thousands), representing 60.3% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.

(C)	Security, or a portion thereof, is owned through a holding entity, Bamboo Temple, LLC.

(D)	Perpetual security with no stated maturity date.

(E)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2020 was $28,206 ($ Thousands) and represented 1.8% of the Net Assets of the Fund.

(F)	Level 3 security in accordance with fair value hierarchy.

(G)	Securities considered restricted. The total market value of such securities as of December 31, 2020 was $50 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(H)	Unsettled bank loan. Interest rate may not be available.

(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(J)	Security, or a portion thereof, is owned through a holding entity, 717 AEP Leasing, LLC.

(K)	No interest rate available.

(L)	Warehouse Note – Interest rate and maturity date are unavailable.

(M)	Securities considered illiquid. The total value of such securities as of December 31, 2020 was $1 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(N)	Security, or a portion thereof, is owned through a holding entity, Knights Energy Topco, LLC.

(O)	Security is a Master Limited Partnership. At December 31, 2020, such securities amounted to $2,094 ($ Thousands), or 0.1% of the Net Assets of the Fund (See Note 2).

(P)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2020 was $1 ($ Thousands).

CDO – Collateralized Debt Obligation

Cl – Class

CLO – Collateralized Loan Obligation

CV – Convertible Security

DAC – Designated Activity Company

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GO – General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC – Limited Liability Company

LLLP – Limited Liability Limited Partnership

L.P. – Limited Partnership

Ltd. – Limited

MSCI – Morgan Stanley Capital International

MTN – Medium Term Note

PIK – Payment-in-Kind

Pty – Proprietary

RB – Revenue Bond

REIT – Real Estate investment Trust

Ser – Series

SPX – Standard & Poor’s 500 Index

ULC – Unlimited Liability Company

USD – U.S. Dollar

VAR – Variable Rate

The following is a list of the level of inputs used as of December 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	1,144,551	6,730	1,151,281
Loan Participations	–	134,699	22,774	157,473
Asset-Backed Securities	–	2,146	143,457	145,603
Common Stock	10,140	210	7,398	17,748
Convertible Bonds	–	13,016	–	13,016
Preferred Stock	2,654	2,312	5,696	10,662
Municipal Bonds	–	2,564	256	2,820
Foreign Common Stock	1,010	–	–	1,010
Warrants	–	–	260	260
Affiliated Partnership	–	1	–	1
Cash Equivalent	36,759	–	–	36,759

Total Investments in Securities	50,563	1,299,499	186,571	1,536,633

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	84	–	84

Total Other Financial Instruments	–	84	–	84

*Swap contracts are valued at the unrealized appreciation on the instrument.

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Continued)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Convertible Bonds	Investments in Preferred Stock	Investments in Municipal Bonds	Investments in Warrants
Balance as of September 30, 2020	$7,108	$24,952	$114,965	$6,107	$8	$1,445	$1,584	$110
Accrued discounts/premiums	(94)	39	74	–	(17)	–	–	–
Realized gain/(loss)	90	(249)	1,818	(2,254)	(38)	76	101	–
Change in unrealized appreciation/
(depreciation)	128	749	24,755	3,985	47	4,271	(25)	150
Purchases	106	881	3,658	–	–	–	–	–
Sales	(2,930)	(4,709)	(15,197)	(1,045)	–	(97)	(1,404)	–
Net transfer into Level 3	2,322	1,114	13,384	605	–	1	–	–
Net transfer out of Level 3	–	–	–	–	–	–	–	–

Ending Balance as of December 31, 2020(1)	$6,730	$22,774	$143,457	$7,398	$–	$5,696	$256	$260

Changes in unrealized gains/(losses)included in earnings related to securities still held at reporting date	$(4,847)	$481	$25,079	$1,280	$290	$2,928	$26	$1,533

(1) Of the $186,571 ($ Thousands) in Level 3 securities as of December 31, 2020, $14,941 ($ Thousands) or 1.0% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended December 31, 2020, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$1	$–	$–	$–	$–	$1	1,141	$–	$–
SEI Daily Income Trust, Government Fund, Cl F	7,810	160,617	(131,668)	–	–	36,759	36,758,754	1	–

Totals	$7,811	$160,617	$(131,668)	$–	$–	$36,760		$1	$–

Amounts designated as “–” are $0 or have been rounded to $0.

As of December 31, 2020, High Yield Bond is the seller (“providing protection”) on a total notional amount of $1.0 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	–	–	–	$85,374	$85.374
Maximum potential amount of future payments	–	–	–	1,000,000	1,000,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	–	–	–	–	–
Collateral held by the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$–	$–	$–	$–	$–	$–
101-200	–	–	–	–	–	–
201-300	–	–	1,000,000	–	–	1,000,000
301-400	–	–	–	–	–	–
> than 400	–	–	–	–	–	–
Total	$–	$–	$1,000,000	$–	$–	$1,000,000

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

High Yield Bond Fund (Concluded)

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

28	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER – 57.2%
Banks – 3.7%
Banque et Caisse d Epargne de l Etat
0.220%, 04/08/2021 (A)	$4,000	$3,998
Toronto-Dominion Bank
0.140%, 01/05/2021 (A)	2,000	2,000
0.140%, 01/06/2021 (A)	6,000	6,000

		11,998

Consumer Discretionary – 0.8%
American Honda Finance
0.300%, 01/11/2021 (A)	2,500	2,500

Energy – 0.9%
TransCanada PipeLines
0.280%, 01/25/2021 (A)	2,800	2,800

Financials – 48.6%
Antalis
0.110%, 01/04/2021 (A)	3,000	3,000
Autobahn Funding
0.160%, 02/01/2021 (A)	4,000	3,999
0.150%, 01/06/2021 (A)	5,000	5,000
Barton Capital
1.520%, 02/24/2009 (A)	6,000	5,998
Bayerische Landesbank
0.230%, 02/09/2021 (A)	5,000	4,999
Bedford Row Funding
0.318%, 08/12/2021	1,000	1,000
0.272%, 11/04/2021	1,000	1,000
0.271%, 04/26/2021 (A)	1,000	999
0.100%, 01/06/2021 (A)	3,000	3,000
BPCE
0.336%, 12/01/2021 (A)	2,000	1,994
0.336%, 12/09/2021 (A)	2,000	1,994
0.301%, 05/13/2021 (A)	1,000	999
0.250%, 03/03/2021 (A)	4,000	3,999
Britannia Funding
0.160%, 01/06/2021 (A)	4,000	4,000
Caisse d’Amortissement de la Dette Sociale
0.259%, 06/22/2021 (A)	2,000	1,998
Canadian Imperial Bank of Commerce
0.200%, 01/04/2021 (A)	7,000	7,000
Chariot Funding
0.249%, 02/01/2021 (A)	3,000	2,999
0.220%, 03/08/2021 (A)	3,000	2,999
Citigroup Global Markets
0.261%, 06/04/2021 (A)	4,000	3,996
Concord Minutemen Capital
0.386%, 06/14/2021 (A)	350	349
Credit Industriel et Commercial
0.250%, 07/01/2021 (A)	4,000	3,990
Crown Point Capital
0.340%, 02/01/2021 (A)	1,500	1,500
0.260%, 04/01/2021 (A)	5,000	4,997

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
DBS Bank
0.219%, 04/23/2021 (A)	$5,000	$4,997
Fairway Finance
0.290%, 01/11/2021 (A)	3,000	3,000
0.260%, 07/08/2021 (A)	2,000	1,997
Federation des Caisses Desjardins du Quebec
0.185%, 02/08/2021 (A)	5,000	4,999
0.160%, 01/05/2021 (A)	5,000	5,000
Goldman Sachs International
0.300%, 03/17/2021 (A)	2,000	1,999
Ionic Capital II Trust
0.270%, 03/05/2021 (A)	1,500	1,499
0.238%, 02/05/2021 (A)	2,000	1,999
0.230%, 01/22/2021 (A)	2,000	2,000
Landesbank Baden-Wuerttemberg NY
0.236%, 02/01/2021 (A)	2,000	2,000
0.130%, 01/06/2021 (A)	4,000	4,000
Lime Funding
0.265%, 03/17/2021 (A)	2,000	1,999
LMA Americas
0.240%, 02/17/2021 (A)	4,366	4,364
0.200%, 01/19/2021 (A)	2,000	2,000
Mackinac Funding
0.288%, 04/15/2021 (A)	2,000	1,998
Macquarie Bank
0.245%, 03/09/2021 (A)	3,000	2,998
Matchpoint Finance
0.220%, 02/19/2021 (A)	3,000	2,999
0.220%, 02/22/2021 (A)	2,000	1,999
MetLife Short Term Funding
0.150%, 01/06/2021 (A)	5,300	5,300
Mitsubishi UFJ Trust & Banking
0.310%, 02/22/2021 (A)	500	500
0.260%, 04/19/2021 (A)	3,000	2,998
Mizuho Bank NY
0.301%, 02/18/2021 (A)	4,500	4,499
Natixis NY
0.290%, 05/18/2021 (A)	2,000	1,998
Old Line Funding
0.310%, 01/04/2021 (A)	2,000	2,000
Oversea-Chinese Banking
0.279%, 06/21/2021 (A)	2,000	1,997
PSP Capital
0.220%, 04/14/2021 (A)	3,000	2,999
Ridgefield Funding
0.260%, 05/10/2021 (A)	2,000	1,998
0.259%, 05/11/2021 (A)	2,000	1,998
Societe Generale
0.301%, 06/02/2021 (A)	2,000	1,998

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
Suncorp-Metway
0.260%, 04/07/2021 (A)	$3,500	$3,497

		155,438

Government – 2.9%
Province of British Columbia Canada
0.150%, 01/19/2021 (A)	9,442	9,441

Industrials – 0.3%
Coca-Cola
1.623%, 01/14/2021 (A)	1,000	1,000

Total Commercial Paper (Cost $183,177) ($ Thousands)		183,177

CORPORATE OBLIGATIONS – 5.2%

Consumer Discretionary – 1.3%
Jets Stadium Development
0.200%, 04/01/2047 (B)(C)	4,000	4,000

Financials – 3.9%
Bank of Montreal
0.269%, VAR ICE LIBOR USD 3 Month+0.040%, 09/17/2021	2,000	2,000
Bank of Nova Scotia
0.313%, VAR ICE LIBOR USD 3 Month+0.100%, 02/08/2021	1,500	1,500
Canadian Imperial Bank of Commerce NY
0.349%, VAR ICE LIBOR USD 3 Month+0.140%, 07/23/2021	1,500	1,501
Credit Suisse NY
0.410%, VAR United States Secured Overnight Financing Rate+0.300%, 11/16/2021	2,000	2,001
DNB Bank
0.425%, VAR ICE LIBOR USD 3 Month+0.200%, 05/05/2021	1,500	1,501
Svenska Handelsbanken NY
0.402%, VAR ICE LIBOR USD 1 Month+0.250%, 01/04/2021	2,000	2,000
0.329%, VAR ICE LIBOR USD 3 Month+0.110%, 06/16/2021	1,000	1,000
Wells Fargo Bank
0.323%, VAR ICE LIBOR USD 3 Month+0.110%, 02/22/2021	1,000	1,000

		12,503

Total Corporate Obligations (Cost $16,500) ($ Thousands)		16,503

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 3.1%
U.S. Treasury Bills
0.182%, 03/25/2021 (A)	$5,000	$4,999
0.072%, 01/05/2021 (A)	4,000	4,000
U.S. Treasury Notes
0.310%, VAR US Treasury 3 Month Bill Money Market Yield+0.220%, 07/31/2021	1,000	1,001

Total U.S. Treasury Obligations (Cost $9,998) ($ Thousands)		10,000

CERTIFICATES OF DEPOSIT – 24.8%
Bank of America
0.300%, 10/01/2021	500	500
Bank of Montreal
0.358%, 06/24/2021	1,000	1,000
0.282%, 08/06/2021	2,000	2,000
Bank of Nova Scotia
0.236%, 08/10/2021 (A)	1,500	1,500
Bedford Row Funding
0.298%, 09/27/2021	3,000	3,000
BNP Paribas
0.285%, 02/05/2021	2,000	2,000
Canadian Imperial Bank of Commerce NY
0.392%, 08/06/2021	1,000	1,001
0.346%, 01/14/2022	1,000	1,000
0.274%, 10/04/2021	1,500	1,500
Citibank
0.270%, 06/14/2021	3,000	3,001
Collateralized Commercial Paper FLEX
0.350%, 01/08/2021 (A)	2,500	2,500
Cooperatieve Rabobank UA
0.250%, 08/16/2021	2,000	2,000
Credit Industriel et Commercial
0.416%, 06/18/2021	1,000	1,001
Credit Suisse NY
0.500%, 04/01/2021	1,000	1,001
0.300%, 08/23/2021	1,000	1,000
DNB Bank
0.351%, 06/25/2021 (A)	2,000	2,001
HSBC Bank
0.364%, 08/31/2021 (A)	2,000	2,001
Landesbank Baden-Wuerttemberg NY
0.230%, 01/05/2021	3,000	3,000
Mizuho Bank NY
0.324%, 01/04/2021	2,000	2,000
0.280%, 05/10/2021	3,000	3,001
MUFG Bank NY
0.300%, 01/26/2021	3,000	3,000
0.290%, 01/28/2021	3,000	3,001

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CERTIFICATES OF DEPOSIT (continued)
National Australia Bank
0.350%, 07/08/2021 (A)	$1,000	$1,001
Natixis NY
0.200%, 02/09/2021	1,000	1,000
Nordea Bank Abp NY
0.330%, 06/09/2021	1,500	1,501
Royal Bank of Canada
0.650%, 05/03/2021	1,000	1,001
0.430%, 07/26/2021	1,500	1,503
0.311%, 12/10/2021	1,000	1,000
Skandinaviska Enskilda Banken NY
0.250%, 05/13/2021	2,000	2,000
Societe Generale
0.339%, 03/19/2021 (A)	2,000	2,000
Standard Chartered
0.292%, 03/03/2021	3,000	3,000
Sumitomo Mitsui Banking
0.324%, 01/04/2021	1,500	1,500
0.314%, 01/04/2021	1,500	1,500
0.280%, 06/01/2021	2,000	2,000
0.270%, 05/03/2021	2,000	2,000
Svenska Handelsbanken
0.253%, 08/09/2021	1,750	1,750
0.248%, 09/02/2021	1,000	1,000
Swedbank NY
0.268%, 10/20/2021	2,000	2,000
0.250%, 07/26/2021	2,000	2,000
Toronto-Dominion Bank
0.430%, 07/28/2021	1,500	1,501
0.400%, 08/16/2021	1,000	1,001
0.305%, 08/24/2021	1,000	1,001
UBS AG
0.418%, 06/23/2021	1,000	1,000
0.400%, 07/09/2021	1,500	1,500
Wells Fargo Bank
0.331%, 02/16/2021	1,500	1,500
Westpac Banking
0.354%, 07/02/2021 (A)	1,000	1,001
Westpac Securities NZ
0.286%, 01/22/2021 (A)	1,000	1,000

Total Certificates of Deposit (Cost $79,250) ($ Thousands)		79,268

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENTS — 9.7%
Bank of America Securities
0.080%, dated 12/31/2020, to be repurchased on 1/04/2021, repurchase price $4,000,036 (collateralized by GNMA obligation, par value $5,221,036, 4.562%, 12/20/2063; with total market value $4,080,001) (D)	$4,000	$4,000
Goldman Sachs & Co
0.070%, dated 12/31/2020, to be repurchased on 1/04/2021, repurchase price $2,000,016 (collateralized by Word Bank and U.S. Treasury obligations, ranging in par value $85,000 – $3,112,200, 0.000% – 2.500%, 11/22/2027 – 11/15/2048; with total market value $2,040,008) (D)	2,000	2,000
TD Securities
0.070%, dated 12/31/2020, to be repurchased on 1/04/2021, repurchase price $25,000,194 (collateralized by various GNMA obligations, ranging in par value $22,843,473 – $74,907,132, 4.000%, 4/20/2043 – 1/20/2049; with total market value $25,500,000) (D)	25,000	25,000

Total Repurchase Agreements (Cost $31,000) ($ Thousands)		31,000

Total Investments in Securities – 100.0% (Cost $319,925) ($ Thousands)		$319,948

Percentages are based on Net Assets of $319,916 ($ Thousands).

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2020, the value of these securities amounted to $4,000 ($ Thousands), representing 1.3% of the Net Assets of the Fund.

(D)	Tri-Party Repurchase Agreement.

Cl – Class

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

USD – United States Dollar

VAR – Variable Rate

As of December 31, 2020, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Conservative Income Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$716	$2,204	$(2,920)	$–	$–	$–	–	$–	$–

Amounts designated as “–” are $0 or have been rounded to $0.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS – 78.9%
Alaska – 0.5%
Alaska State, Housing Finance, Ser B, RB
Callable 01/07/2021 @ 100 0.080%, 12/01/2030 (A)	$960	$960

Arizona – 0.9%
Arizona State, Health Facilities Authority, Ser B, RB
Callable 01/06/2021 @ 100 0.020%, 01/01/2046 (A)(B)	500	500
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB
Callable 01/06/2021 @ 100 0.130%, 09/01/2035 (A)(B)	1,500	1,500

		2,000

California – 2.4%
Southern California, Metropolitan Water District, Sub-Ser C, RB
Callable 03/23/2021 @ 100 0.340%, 07/01/2047 (A)	5,000	5,001

Colorado – 0.8%
University of Colorado, Ser A-1, RB
Callable 01/06/2021 @ 100 0.070%, 06/01/2050 (A)	1,600	1,600

Connecticut – 2.0%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser A-3, RB
Callable 01/06/2021 @ 100 0.080%, 11/15/2045 (A)	1,150	1,150
Connecticut State, Ser C, GO
Callable 01/06/2021 @ 100 0.160%, 05/15/2034 (A)	3,170	3,170

		4,320

District of Columbia – 4.2%
District of Columbia, Community Connections Real Estate Foundation Project, Ser A, RB
Callable 01/04/2021 @ 100 0.140%, 07/01/2032 (A)(B)	2,200	2,200
District of Columbia, Medlantic/Helix Project, Ser A, RB
Callable 02/01/2021 @ 100 0.070%, 08/15/2038 (A)(B)	2,300	2,300
RBC Municipal Products Trust, Ser 2018-
G63, GO 0.120%, 12/01/2023 (A)(B)(C)	2,000	2,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2019-XG0267, RB
Callable 10/01/2029 @ 100 0.140%, 10/01/2053 (A)(B)(C)	$2,205	$2,205

		8,705

Florida – 4.1%
Miami-Dade County, Industrial Development Authority, Dave and Mary Alper Jewish Community Center Project, RB
Callable 01/06/2021 @ 100 0.070%, 04/01/2032 (A)(B)	2,895	2,895
Palm Beach County, Raymond Kravis Center Project, RB
Callable 02/01/2021 @ 100 0.090%, 07/01/2032 (A)(B)	5,565	5,565

		8,460

Georgia – 1.0%
Georgia State, Municipal Electric Authority, Project One, Sub-Ser B, RB
Callable 01/06/2021 @ 100 0.070%, 01/01/2048 (A)(B)	2,000	2,000

Illinois – 5.4%
Illinois State, Development Finance Authority, Glenwood School For Boys, RB
Callable 01/06/2021 @ 100 0.090%, 02/01/2033 (A)(B)	2,000	2,000
Illinois State, Finance Authority, Northwestern University, Sub-Ser, RB
Callable 01/06/2021 @ 100 0.050%, 12/01/2046 (A)	1,980	1,980
Illinois State, Finance Authority, YMCA Metropolitan Chicago Project, RB
Callable 01/06/2021 @ 100 0.070%, 06/01/2029 (A)(B)	1,800	1,800
Tender Option Bond Trust Receipts,Ser 2015-XF1043, GO
0.150%, 03/01/2033 (A)(B)(C)	4,250	4,250
University of Illinois, Ser B, RB
Callable 01/06/2021 @ 100 0.070%, 10/01/2026 (A)(B)	1,200	1,200

		11,230

Indiana – 2.1%
Indiana State, Finance Authority, Hospital Facilities Revenue, RB
Callable 01/06/2021 @ 100 0.030%, 11/01/2039 (A)(B)	3,700	3,700

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Housing & Community Development Authority, Ser C-3, RB
Callable 01/06/2021 @ 100 0.010%, 07/01/2047 (A)	$565	$565

		4,265

Iowa – 6.4%
Iowa State, Finance Authority, Midwestern Disaster Area Economic Development, CJ Bio America Project, RB
Callable 01/06/2021 @ 100 0.220%, 04/01/2022 (A)(B)	6,300	6,300
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB
Callable 02/01/2021 @ 100 0.100%, 09/01/2036 (A)	1,500	1,500
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, Ser B, RB
Callable 01/06/2021 @ 100 0.100%, 05/01/2023 (A)	3,000	3,000
Iowa State, Finance Authority, RB, GNMA/ FNMA/FHLMC
Callable 01/06/2021 @ 100 0.080%, 07/01/2046 (A)	625	625
Iowa State, Finance Authority, UnityPoint Health Project, RB
Callable 01/06/2021 @ 100 0.010%, 02/15/2039 (A)(B)	2,000	2,000

		13,425

Louisiana – 2.0%
Louisiana State, Offshore Terminal Authority, RB
Callable 02/01/2021 @ 100 0.070%, 09/01/2033 (A)(B)	1,850	1,850
Louisiana State, Public Facilities Authority, Air Products and Chemicals Project, Ser B, RB
Callable 01/06/2021 @ 100 0.040%, 12/01/2043 (A)	2,300	2,300

		4,150

Maryland – 1.2%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB
Callable 02/01/2021 @ 100 0.110%, 02/01/2041 (A)	1,070	1,070

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maryland State, Economic Development Authority, Academy of Sciences Project, RB
0.120%, 04/01/2033 (A)(B)	$1,000	$1,000
Maryland State, Health & Higher Educational Facilities Authority, Anne Arundel Health System Project, Ser B, RB
Callable 01/06/2021 @ 100 0.090%, 07/01/2043 (A)(B)	500	500

		2,570

Massachusetts – 2.0%
Truro, GO
2.000%, 06/11/2021	2,900	2,923
Worcester, GO
2.000%, 02/16/2021	1,200	1,203

		4,126

Michigan – 1.8%
Michigan State University, Ser A, RB
Callable 01/06/2021 @ 100 0.100%, 02/15/2033 (A)	1,800	1,800
Michigan State, Housing Development Authority, Single Family Mortgage Project, Ser D, RB
Callable 02/01/2021 @ 100 0.130%, 06/01/2030 (A)	1,900	1,900

		3,700

Minnesota – 0.2%
Minneapolis, University Gateway Project, RB
0.090%, 12/01/2040 (A)	500	500

Mississippi – 2.9%
Jackson County, Chevron USA Project, RB
Callable 02/01/2021 @ 100 0.040%, 06/01/2023 (A)	2,900	2,900
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB
Callable 02/01/2021 @ 100 0.040%, 12/01/2030 (A)	800	800
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
Callable 02/01/2021 @ 100 0.040%, 12/01/2030 (A)	1,200	1,200
Mississippi State, Business Finance, Chevron USA Project, Ser I, RB
Callable 02/01/2021 @ 100 0.040%, 11/01/2035 (A)	1,000	1,000

		5,900

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri – 2.1%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB
Callable 01/06/2021 @ 100 0.080%, 04/15/2034 (A)(B)	$800	$800
RBC Municipal Products Trust, Ser C-16, RB 0.150%, 09/01/2039 (A)(B)(C)	3,500	3,500

		4,300

Nevada – 0.3%
Tender Option Bond Trust Receipts, Ser 2020-XF2858, RB
Callable 07/01/2029 @ 100 0.140%, 07/01/2050 (A)(C)	700	700

New Hampshire – 0.3%
New Hampshire, Health and Education Facilities Authority, University System of New Hampshire, RB
Callable 01/06/2021 @ 100 0.020%, 07/01/2035 (A)	700	700

New Jersey – 2.4%
Jersey City, Ser C, GO 2.000%, 06/17/2021	5,000	5,042

New York – 11.3%
Carmel, Central School District, GO
1.500%, 06/17/2021	2,000	2,010
New York City, Sub-Ser B, GO
Callable 01/06/2021 @ 100 0.010%, 10/01/2046 (A)	3,900	3,900
New York City, Sub-Ser D, GO
Callable 01/06/2021 @ 100 0.010%, 12/01/2047 (A)	1,100	1,100
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
Callable 01/06/2021 @ 100 0.020%, 02/01/2044 (A)	1,900	1,900
New York City, Water & Sewer System, RB
Callable 01/06/2021 @ 100 0.020%, 06/15/2039 (A)	1,200	1,200
0.010%, 06/15/2048 (A)	3,600	3,600
New York City, Water & Sewer System, Sub-Ser BB-4-RE, RB
Callable 01/06/2021 @ 100 0.010%, 06/15/2050 (A)	2,240	2,240
New York State, Dormitory Authority, Sub-Ser B, RB 5.000%, 03/31/2021	2,200	2,226

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oneida County, Industrial Development Agency, Mohawk Valley Community College Dormitory Project, Ser A, RB
Callable 01/06/2021 @ 100 0.140%, 08/01/2036 (A)(B)	$1,200	$1,200
Oswego County, Industrial Development Agency, O.H. Properties Project, Ser A, RB
Callable 01/06/2021 @ 100 0.140%, 06/01/2024 (A)(B)	475	475
RBC Municipal Products Trust, Ser 2018-G5, GO
0.120%, 10/01/2025 (A)(B)(C)	1,900	1,900
Tender Option Bond Trust Receipts, Ser 2017-XF0550, RB
Callable 02/15/2027 @ 100 0.190%, 02/15/2042 (A)(C)	2,000	2,000

		23,751

North Carolina – 0.5%
North Carolina, Medical Care Commission, Ser A, RB
Callable 01/06/2021 @ 100 0.090%, 10/01/2035 (A)	800	800
Raleigh, Downtown Improvement Project, Ser A, RB
Callable 02/01/2021 @ 100 0.070%, 06/01/2034 (A)	200	200

		1,000

North Dakota – 1.4%
North Dakota, Housing Finance Agency, Ser H, RB
Callable 01/06/2021 @ 100 0.090%, 07/01/2039 (A)	2,900	2,900

Ohio – 3.6%
Akron, Bath Copley Joint Township Hospital District, Ser B-R, RB
Callable 01/06/2021 @ 100 0.080%, 11/15/2047 (A)(B)	985	985
Berea, GO
2.000%, 03/11/2021	3,285	3,296
Franklin County, Hospital Facilities Revenue, RB
Callable 01/06/2021 @ 100 0.060%, 11/15/2041 (A)	500	500
Franklin County, Hospital Facilities Revenue, Sub-Ser R, RB
Callable 01/06/2021 @ 100 0.080%, 12/01/2028 (A)(B)	1,065	1,065

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hamilton County, HealthCare Facilities Authority, Children’s Home Project, RB
Callable 01/06/2021 @ 100 0.090%, 03/01/2033 (A)(B)	$800	$800
Parma, GO 1.000%, 07/22/2021	1,000	1,004

		7,650

Oregon — 0.2%
Oregon State, Facilities Authority, Ser B, RB
Callable 01/06/2021 @ 100 0.010%, 08/01/2034 (A)(B)	500	500

Pennsylvania — 1.5%
Montgomery County, Industrial Development Authority, Acts Retirement Life Communities, RB, AGC
Callable 02/01/2021 @ 100 0.120%, 11/15/2029 (A)	175	175
Philadelphia Gas Works, Ser D, RB
Callable 02/01/2021 @ 100 0.100%, 08/01/2031 (A)(B)	600	600
Philadelphia, Ser A, RB
4.000%, 06/30/2021	2,000	2,037
Southcentral, General Authority, Wellspan Health Highland Groups, RB
Callable 01/06/2021 @ 100 0.140%, 06/01/2037 (A)	500	500

		3,312

Tennessee — 1.0%
Clarksville, Public Building Authority, Pooled Financing, RB
Callable 02/01/2021 @ 100 0.110%, 06/01/2029 (A)(B)	2,000	2,000

Texas — 10.0%
Harris County, Health Facilities Development Authority, Methodist Hospital System Project, RB
Callable 01/06/2021 @ 100 0.010%, 12/01/2041 (A)	1,500	1,500
Harris County, Health Facilities Development Authority, Methodist Hospital Systems Project, RB
Callable 01/06/2021 @ 100 0.010%, 12/01/2041 (A)	300	300
Houston, Combined Utility System Revenue, RB
Callable 01/06/2021 @ 100 0.080%, 05/15/2034 (A)(B)	1,125	1,125

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Fort Bend, Water Authority, Ser 2019-XF0816, RB
0.190%, 06/15/2027 (A)(C)	$1,500	$1,500
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project, RB
Callable 03/01/2021 @ 100 0.130%, 03/01/2039 (A)	5,300	5,300
0.130%, 03/01/2042 (A)	2,500	2,500
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project, Ser A, RB
Callable 02/01/2021 @ 100 0.130%, 12/01/2040 (A)	1,000	1,000
Tarrant County, Cultural Education Facilities Finance, RB
Callable 01/06/2021 @ 100 0.070%, 07/01/2047 (A)(B)	1,100	1,100
Texas State, GO
Callable 02/01/2021 @ 100 0.100%, 12/01/2040 (A)	700	700
Texas State, Veterans Bonds, GO
Callable 02/01/2021 @ 100 0.100%, 12/01/2047 (A)	2,230	2,230
0.090%, 12/01/2046 (A)	1,100	1,100
Texas State, Veterans Bonds, Ser A, GO
0.100%, 06/01/2041 (A)	300	300
Texas State, Veterans Bonds, Ser B, GO 0.100%, 12/01/2042 (A)	2,750	2,750

		21,405

Virginia — 0.7%
Fairfax County, Industrial Development Authority, Inova Health System Project, RB
Callable 01/06/2021 @ 100 0.110%, 05/15/2042 (A)	635	635
Loudoun County, Economic Development Authority, Howard Hughes Institute, Ser F, RB
Callable 02/01/2021 @ 100 0.080%, 02/15/2038 (A)	900	900

		1,535

West Virginia — 0.2%
West Virginia, Hospital Finance Authority, West Virginia University, RB
Callable 01/06/2021 @ 100 0.110%, 06/01/2034 (A)(B)	475	475

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Free Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin – 3.5%
Public Finance Authority, Ser C, RB
Callable 01/06/2021 @ 100 0.020%, 10/01/2049 (A)(B)	$5,300	$5,300
Wisconsin State, Housing & Economic Development Authority, Ser C, RB
Callable 01/06/2021 @ 100 0.060%, 05/01/2046 (A)	2,000	2,000

		7,300

Total Municipal Bonds (Cost $165,463) ($ Thousands)		165,482

TAX-EXEMPT COMMERCIAL PAPER – 20.8%
Garland, Water & Sewer
0.180%, 02/25/2021	1,500	1,500
Harris County, Toll Authority
0.150%, 01/07/2021	7,500	7,500
Las Vegas Valley, Water
District 0.250%, 03/18/2021	2,000	2,000
Michigan State University
0.140%, 02/09/2021	6,400	6,400
Nashville & Davidson County
0.220%, 01/06/2021	4,100	4,100
New York and New Jersey, Port Authority
0.300%, 02/17/2021	4,000	4,000
New York State, Power Authority
0.290%, 07/13/2021	2,000	2,000
North East Independent School District
0.210%, 05/03/2021	7,000	7,000
San Antonio, Electric & Gas
0.270%, 01/05/2021	3,000	3,000
University of Minnesota
0.140%, 01/20/2021	3,000	3,000
University of Texas
0.430%, 02/19/2021	2,000	2,001
0.240%, 02/03/2021	1,000	1,000

Total Tax-Exempt Commercial Paper (Cost $43,500) ($ Thousands)		43,501

Total Investments in Securities – 99.7% (Cost $208,963) ($ Thousands)		$208,983

Percentages are based on Net Assets of $209,621 ($ Thousands).
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2020, the value of these securities amounted to $18,055 ($ Thousands), representing 8.6% of the Net Assets of the Fund.

AGC – Assured Guaranty Corporation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

RB – Revenue Bond

Ser – Series

As of December 31, 2020, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 99.6%
U.S. Treasury Inflation Protected Securities
2.375%, 01/15/2025	$11,160	$13,040
0.625%, 04/15/2023	17,062	17,965
0.625%, 01/15/2024	19,141	20,542
0.500%, 04/15/2024	12,093	12,962
0.375%, 07/15/2023	19,925	21,107
0.375%, 07/15/2025	17,780	19,528
0.250%, 01/15/2025	18,566	20,033
0.125%, 01/15/2022	18,450	18,780
0.125%, 04/15/2022	17,610	17,979
0.125%, 07/15/2022	17,539	18,082
0.125%, 01/15/2023	20,519	21,314
0.125%, 07/15/2024	18,473	19,778
0.125%, 10/15/2024	14,597	15,651
0.125%, 04/15/2025	14,611	15,717
0.125%, 10/15/2025	7,919	8,610

Total U.S. Treasury Obligations (Cost $248,902) ($ Thousands)		261,088

	Shares

CASH EQUIVALENT – 0.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	1,123,594	1,124

Total Cash Equivalent (Cost $1,124) ($ Thousands)		1,124

Total Investments in Securities — 100.0% (Cost $250,026) ($ Thousands)		$262,212

Percentages are based on Net Assets of $262,342 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2020.
†	Investment in Affiliated Security.

Cl — Class

The following is a list of the level of inputs used as of December 31, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	261,088	–	261,088
Cash Equivalent	1,124	–	–	1,124

Total Investments in Securities	1,124	261,088	–	262,212

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$394	$8,868	$(8,138)	$–	$–	$1,124	1,123,594	$–	$–

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 88.1%
Communication Services – 9.7%
Activision Blizzard Inc	17,800	$1,653
Alphabet Inc, Cl A *	6,850	12,006
Alphabet Inc, Cl C *	6,623	11,603
AT&T Inc	163,503	4,703
CenturyLink Inc	22,757	222
Charter Communications Inc, Cl A *	3,300	2,183
Comcast Corp, Cl A	104,780	5,490
Discovery Inc, Cl A *	3,529	106
Discovery Inc, Cl C *	6,985	183
DISH Network Corp, Cl A *	5,773	187
Electronic Arts Inc	6,628	952
Facebook Inc, Cl A *	55,071	15,043
Fox Corp	11,353	330
Interpublic Group of Cos Inc/The	8,997	212
Live Nation Entertainment Inc *	3,300	242
Netflix Inc *	10,081	5,451
News Corp, Cl A	9,030	162
News Corp, Cl B	2,600	46
Omnicom Group Inc	4,969	310
Take-Two Interactive Software Inc, Cl A *	2,600	540
T-Mobile US Inc *	13,400	1,807
Twitter Inc *	18,400	996
Verizon Communications Inc	94,998	5,581
ViacomCBS Inc, Cl B	13,120	489
Walt Disney Co/The	41,550	7,528

		78,025

Consumer Discretionary – 11.4%
Advance Auto Parts Inc	1,594	251
Amazon.com Inc, Cl A *	9,781	31,856
AutoZone Inc *	525	622
Best Buy Co Inc	5,278	527
Booking Holdings Inc *	946	2,107
BorgWarner Inc	5,501	213
CarMax Inc *	3,756	355
Carnival Corp	17,180	372
Chipotle Mexican Grill Inc, Cl A *	643	892
Darden Restaurants Inc	3,034	361
Dollar General Corp	5,573	1,172
Dollar Tree Inc *	5,385	582
Domino’s Pizza Inc	900	345
DR Horton Inc	7,686	530
eBay Inc	15,147	761
Etsy Inc *	2,900	516
Expedia Group Inc	3,115	412
Ford Motor Co	90,176	793
Gap Inc/The	4,998	101
Garmin Ltd	3,404	407
General Motors Co	29,077	1,211
Genuine Parts Co	3,304	332
Hanesbrands Inc	8,067	118

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hasbro Inc	2,898	$271
Hilton Worldwide Holdings Inc	6,400	712
Home Depot Inc/The	24,682	6,556
L Brands Inc	5,508	205
Las Vegas Sands Corp	7,600	453
Leggett & Platt Inc	3,065	136
Lennar Corp, Cl A	6,374	486
LKQ Corp *	6,500	229
Lowe’s Cos Inc	16,845	2,704
Marriott International Inc/MD, Cl A	6,151	811
McDonald’s Corp	17,107	3,671
MGM Resorts International	9,500	299
Mohawk Industries Inc *	1,358	191
Newell Brands Inc, Cl B	8,713	185
NIKE Inc, Cl B	28,738	4,066
Norwegian Cruise Line Holdings Ltd *	7,000	178
NVR Inc *	80	326
O’Reilly Automotive Inc *	1,612	730
Pool Corp	900	335
PulteGroup Inc	6,143	265
PVH Corp	1,620	152
Ralph Lauren Corp, Cl A	1,160	120
Ross Stores Inc	8,149	1,001
Royal Caribbean Cruises Ltd	4,210	314
Starbucks Corp	26,857	2,873
Tapestry Inc	6,434	200
Target Corp, Cl A	11,484	2,027
Tesla Inc *	17,400	12,279
Tiffany & Co	2,498	328
TJX Cos Inc/The	27,676	1,890
Tractor Supply Co	2,646	372
Ulta Beauty Inc *	1,300	373
Under Armour Inc, Cl A *	4,346	75
Under Armour Inc, Cl C *	4,081	61
VF Corp	7,340	627
Whirlpool Corp	1,409	254
Wynn Resorts Ltd	2,217	250
Yum! Brands Inc	6,997	760

		91,601

Consumer Staples – 5.9%
Altria Group Inc	42,569	1,745
Archer-Daniels-Midland Co	12,841	647
Brown-Forman Corp, Cl B	4,185	332
Campbell Soup Co	4,672	226
Church & Dwight Co Inc	5,600	488
Clorox Co/The	2,922	590
Coca-Cola Co/The	88,782	4,869
Colgate-Palmolive Co	19,748	1,689
Conagra Brands Inc	11,292	409
Constellation Brands Inc, Cl A	3,870	848
Costco Wholesale Corp	10,076	3,796

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Estee Lauder Cos Inc/The, Cl A	5,144	$1,369
General Mills Inc	14,141	832
Hershey Co/The	3,386	516
Hormel Foods Corp	6,516	304
J M Smucker Co/The	2,604	301
Kellogg Co	5,894	367
Kimberly-Clark Corp	7,777	1,049
Kraft Heinz Co/The	15,100	523
Kroger Co/The	17,948	570
Lamb Weston Holdings Inc	3,400	268
McCormick & Co Inc/MD	5,728	548
Molson Coors Beverage Co, Cl B	4,324	195
Mondelez International Inc, Cl A	32,953	1,927
Monster Beverage Corp *	8,565	792
PepsiCo Inc	31,740	4,707
Philip Morris International Inc	35,637	2,950
Procter & Gamble Co/The	56,906	7,918
Sysco Corp, Cl A	11,743	872
Tyson Foods Inc, Cl A	6,775	437
Walgreens Boots Alliance Inc	16,307	650
Walmart Inc	31,776	4,581

		47,315

Energy – 2.1%
Apache Corp	8,701	123
Baker Hughes Co, Cl A	15,415	321
Cabot Oil & Gas Corp	9,398	153
Chevron Corp	44,123	3,726
Concho Resources Inc	4,500	263
ConocoPhillips	24,686	987
Devon Energy Corp	8,526	135
Diamondback Energy Inc, Cl A	3,600	174
EOG Resources Inc	13,527	675
Exxon Mobil Corp	96,800	3,990
Halliburton Co	20,442	386
Hess Corp	6,274	331
HollyFrontier Corp	3,400	88
Kinder Morgan Inc	44,914	614
Marathon Oil Corp	17,392	116
Marathon Petroleum Corp	15,050	623
National Oilwell Varco Inc, Cl A	8,630	119
Occidental Petroleum Corp	19,428	336
ONEOK Inc	10,254	394
Phillips 66	10,099	706
Pioneer Natural Resources Co	3,792	432
Schlumberger NV, Cl A	32,237	704
Valero Energy Corp	9,497	537
Williams Cos Inc/The	28,046	562

		16,495

Financials – 9.1%
Aflac Inc	15,118	672
Allstate Corp/The	7,012	771

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Express Co	15,013	$1,815
American International Group Inc	19,905	754
Ameriprise Financial Inc	2,717	528
Arthur J Gallagher & Co	4,400	544
Assurant Inc	1,382	188
Bank of America Corp	174,673	5,294
Bank of New York Mellon Corp/The	18,543	787
Berkshire Hathaway Inc, Cl B *	44,630	10,348
BlackRock Inc	3,215	2,320
Capital One Financial Corp	10,515	1,039
Cboe Global Markets Inc	2,500	233
Charles Schwab Corp/The	34,135	1,811
Chubb Ltd	10,366	1,596
Cincinnati Financial Corp	3,493	305
Citigroup Inc	47,645	2,938
Citizens Financial Group Inc	10,000	358
CME Group Inc	8,248	1,502
Comerica Inc	3,173	177
Discover Financial Services	7,046	638
Everest Re Group Ltd	900	211
Fifth Third Bancorp	16,451	454
First Republic Bank/CA	4,000	588
Franklin Resources Inc	6,036	151
Globe Life Inc	2,235	212
Goldman Sachs Group Inc/The	7,921	2,089
Hartford Financial Services Group Inc/The	8,261	405
Huntington Bancshares Inc/OH	23,547	297
Intercontinental Exchange Inc	12,880	1,485
Invesco Ltd	8,712	152
JPMorgan Chase & Co	69,817	8,872
KeyCorp	22,552	370
Lincoln National Corp	4,309	217
Loews Corp	5,389	243
M&T Bank Corp	2,908	370
MarketAxess Holdings Inc	900	513
Marsh & McLennan Cos Inc	11,617	1,359
MetLife Inc	17,612	827
Moody’s Corp	3,704	1,075
Morgan Stanley	32,636	2,237
MSCI Inc, Cl A	1,900	848
Nasdaq Inc, Cl A	2,687	357
Northern Trust Corp	4,771	444
People’s United Financial Inc	9,789	127
PNC Financial Services Group Inc/The	9,697	1,445
Principal Financial Group Inc, Cl A	5,933	294
Progressive Corp/The	13,521	1,337
Prudential Financial Inc	9,177	716
Raymond James Financial Inc	2,800	268
Regions Financial Corp	22,460	362
S&P Global Inc	5,478	1,801
SVB Financial Group, Cl B *	1,200	465
Synchrony Financial	12,501	434

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
T Rowe Price Group Inc	5,240	$793
Travelers Cos Inc/The	5,852	821
Truist Financial Corp	31,082	1,490
Unum Group	4,763	109
US Bancorp	31,602	1,472
W R Berkley Corp	3,200	213
Wells Fargo & Co	94,533	2,853
Zions Bancorp NA	3,737	162

		73,556

Health Care – 11.7%
Abbott Laboratories	40,624	4,448
AbbVie Inc	40,541	4,344
ABIOMED Inc *	1,066	346
Agilent Technologies Inc	7,085	840
Alexion Pharmaceuticals Inc *	5,008	782
Align Technology Inc *	1,600	855
AmerisourceBergen Corp, Cl A	3,354	328
Amgen Inc, Cl A	13,363	3,072
Anthem Inc	5,638	1,810
Baxter International Inc	11,792	946
Becton Dickinson and Co	6,667	1,668
Biogen Inc *	3,550	869
Bio-Rad Laboratories Inc, Cl A *	500	292
Boston Scientific Corp *	32,992	1,186
Bristol-Myers Squibb Co	51,732	3,209
Cardinal Health Inc	6,803	364
Catalent Inc *	3,800	396
Centene Corp *	13,332	800
Cerner Corp	7,112	558
Cigna Corp	8,320	1,732
Cooper Cos Inc/The, Cl A	1,100	400
CVS Health Corp	30,160	2,060
Danaher Corp, Cl A	14,491	3,219
DaVita Inc *	1,757	206
DENTSPLY SIRONA Inc	4,971	260
DexCom Inc *	2,200	813
Edwards Lifesciences Corp, Cl A *	14,216	1,297
Eli Lilly and Co	18,266	3,084
Gilead Sciences Inc	28,913	1,685
HCA Healthcare Inc	6,043	994
Henry Schein Inc *	3,344	224
Hologic Inc *	6,000	437
Humana Inc	2,990	1,227
IDEXX Laboratories Inc *	1,900	950
Illumina Inc *	3,300	1,221
Incyte Corp *	4,300	374
Intuitive Surgical Inc *	2,638	2,158
IQVIA Holdings Inc *	4,400	788
Johnson & Johnson	60,344	9,497
Laboratory Corp of America Holdings *	2,217	451
McKesson Corp	3,675	639

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Merck & Co Inc	58,066	$4,750
Mettler-Toledo International Inc *	545	621
PerkinElmer Inc	2,569	369
Pfizer Inc	127,557	4,695
Quest Diagnostics Inc	3,078	367
Regeneron Pharmaceuticals Inc *	2,415	1,167
ResMed Inc	3,300	701
Stryker Corp	7,476	1,832
Teleflex Inc	1,100	453
Thermo Fisher Scientific Inc	9,076	4,227
UnitedHealth Group Inc	21,711	7,614
Universal Health Services Inc, Cl B	1,742	240
Varian Medical Systems Inc *	2,065	361
Vertex Pharmaceuticals Inc *	5,958	1,408
Viatris Inc, Cl W *	27,811	521
Waters Corp *	1,420	351
West Pharmaceutical Services Inc	1,700	482
Zimmer Biomet Holdings Inc	4,753	732
Zoetis Inc, Cl A	10,873	1,800

		93,520

Industrials – 7.2%
3M Co	13,226	2,312
A O Smith Corp	3,100	170
Alaska Air Group Inc	2,900	151
American Airlines Group Inc	13,525	213
AMETEK Inc	5,264	637
Boeing Co/The	12,209	2,613
Carrier Global Corp	18,907	713
Caterpillar Inc, Cl A	12,445	2,265
CH Robinson Worldwide Inc	3,087	290
Cintas Corp	1,952	690
Copart Inc *	4,800	611
CSX Corp	17,488	1,587
Cummins Inc	3,363	763
Deere & Co	7,213	1,941
Delta Air Lines Inc, Cl A	14,722	592
Dover Corp	3,346	422
Emerson Electric Co	13,826	1,111
Equifax Inc	2,776	535
Expeditors International of Washington Inc	3,908	372
Fastenal Co, Cl A	13,244	647
FedEx Corp	5,569	1,446
Flowserve Corp	2,854	105
Fortive Corp	7,754	549
Fortune Brands Home & Security Inc	3,200	274
General Dynamics Corp	5,365	798
General Electric Co	200,593	2,166
Honeywell International Inc	16,052	3,414
Howmet Aerospace Inc	8,992	257
Huntington Ingalls Industries Inc, Cl A	900	153
IDEX Corp	1,700	339

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IHS Markit Ltd	8,600	$773
Illinois Tool Works Inc	6,631	1,352
Ingersoll Rand Inc *	8,614	392
Jacobs Engineering Group Inc	3,021	329
JB Hunt Transport Services Inc	1,945	266
Kansas City Southern	2,163	442
L3Harris Technologies Inc	4,871	921
Lockheed Martin Corp	5,593	1,985
Masco Corp	6,023	331
Norfolk Southern Corp	5,802	1,379
Northrop Grumman Corp	3,521	1,073
Old Dominion Freight Line Inc, Cl A	2,250	439
Otis Worldwide Corp	9,353	632
PACCAR Inc	8,019	692
Parker-Hannifin Corp, Cl A	2,952	804
Quanta Services Inc	3,082	222
Raytheon Technologies Corp	34,948	2,499
Republic Services Inc	4,862	468
Robert Half International Inc	2,559	160
Rockwell Automation Inc	2,635	661
Rollins Inc	5,175	202
Roper Technologies Inc	2,378	1,025
Snap-on Inc	1,255	215
Southwest Airlines Co, Cl A	13,633	635
Stanley Black & Decker Inc	3,711	663
Teledyne Technologies Inc *	800	314
Textron Inc	5,337	258
TransDigm Group Inc *	1,200	743
Union Pacific Corp	15,442	3,215
United Airlines Holdings Inc *	6,800	294
United Parcel Service Inc, Cl B	16,411	2,764
United Rentals Inc *	1,599	371
Verisk Analytics Inc, Cl A	3,700	768
Waste Management Inc	8,982	1,059
Westinghouse Air Brake Technologies Corp	4,090	299
WW Grainger Inc	1,047	428
Xylem Inc/NY	4,148	422

		57,631

Information Technology – 24.4%
Adobe Inc *	11,033	5,518
Advanced Micro Devices Inc *	27,500	2,522
Akamai Technologies Inc *	3,774	396
Amphenol Corp, Cl A	6,920	905
Analog Devices Inc	6,090	900
ANSYS Inc *	1,900	691
Apple Inc	366,508	48,632
Applied Materials Inc	20,871	1,801
Arista Networks Inc *	1,200	349
Autodesk Inc, Cl A *	5,005	1,528
Automatic Data Processing Inc	9,842	1,734
Broadcom Inc	9,275	4,061

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Broadridge Financial Solutions Inc	2,700	$414
Cadence Design Systems Inc *	6,400	873
CDW Corp/DE	3,300	435
Cisco Systems Inc	96,972	4,339
Citrix Systems Inc	2,826	368
Cognizant Technology Solutions Corp, Cl A	12,177	998
Corning Inc, Cl B	17,671	636
DXC Technology Co	5,876	151
F5 Networks Inc, Cl A *	1,391	245
Fidelity National Information Services Inc, Cl B	14,253	2,016
Fiserv Inc, Cl A *	12,964	1,476
FleetCor Technologies Inc *	1,900	518
FLIR Systems Inc	3,092	135
Fortinet Inc *	3,100	460
Gartner Inc *	2,100	336
Global Payments Inc	6,889	1,484
Hewlett Packard Enterprise Co	29,710	352
HP Inc	31,210	767
Intel Corp	93,997	4,683
International Business Machines Corp	20,368	2,564
Intuit Inc	5,985	2,273
IPG Photonics Corp *	800	179
Jack Henry & Associates Inc	1,800	292
Juniper Networks Inc	7,633	172
Keysight Technologies Inc *	4,300	568
KLA Corp	3,549	919
Lam Research Corp	3,320	1,568
Leidos Holdings Inc	3,100	326
Mastercard Inc, Cl A	20,182	7,204
Maxim Integrated Products Inc	10,429	925
Microchip Technology Inc	5,937	820
Micron Technology Inc *	25,471	1,915
Microsoft Corp	173,376	38,562
Motorola Solutions Inc	3,902	664
NetApp Inc	5,128	339
NortonLifeLock Inc	13,508	281
NVIDIA Corp	14,148	7,388
Oracle Corp, Cl B	43,433	2,810
Paychex Inc	7,400	690
Paycom Software Inc *	1,120	506
PayPal Holdings Inc *	26,885	6,296
Qorvo Inc *	2,605	433
QUALCOMM Inc	25,868	3,941
salesforce.com Inc *	20,972	4,667
ServiceNow Inc *	4,500	2,477
Skyworks Solutions Inc	3,807	582
Synopsys Inc *	3,500	907
TE Connectivity Ltd	7,603	920
Teradyne Inc	3,800	456
Texas Instruments Inc	21,011	3,449
Tyler Technologies Inc *	918	401

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VeriSign Inc *	2,278	$493
Visa Inc, Cl A	38,932	8,516
Vontier Corp *	3,101	104
Western Digital Corp	7,038	390
Western Union Co/The	9,277	204
Xerox Holdings Corp	3,989	92
Xilinx Inc	5,687	806
Zebra Technologies Corp, Cl A *	1,200	461

		196,283

Materials – 1.9%
Air Products and Chemicals Inc	5,061	1,383
Albemarle Corp	2,500	369
Avery Dennison Corp	1,876	291
Ball Corp	7,512	700
Celanese Corp, Cl A	2,700	351
CF Industries Holdings Inc	4,837	187
Corteva Inc	17,191	666
Dow Inc	17,125	950
DuPont de Nemours Inc	16,891	1,201
Eastman Chemical Co	3,098	311
Ecolab Inc	5,646	1,222
FMC Corp	2,949	339
Freeport-McMoRan Inc, Cl B	33,562	873
International Flavors & Fragrances Inc	2,515	274
International Paper Co	9,073	451
LyondellBasell Industries NV, Cl A	5,913	542
Martin Marietta Materials Inc, Cl A	1,365	388
Mosaic Co/The	7,810	180
Newmont Corp	18,504	1,108
Nucor Corp	7,048	375
Packaging Corp of America	2,200	303
PPG Industries Inc	5,470	789
Sealed Air Corp	3,658	167
Sherwin-Williams Co/The, Cl A	1,873	1,376
Vulcan Materials Co	3,030	449
Westrock Co	6,092	265

		15,510

Real Estate – 2.2%
Alexandria Real Estate Equities Inc ‡	2,800	499
American Tower Corp, Cl A ‡	10,216	2,293
AvalonBay Communities Inc ‡	3,222	517
Boston Properties Inc ‡	3,308	313
CBRE Group Inc, Cl A *‡	7,625	478
Crown Castle International Corp ‡	9,828	1,564
Digital Realty Trust Inc, Cl A ‡	6,400	893
Duke Realty Corp ‡	8,600	344
Equinix Inc ‡	2,059	1,470
Equity Residential ‡	7,933	470
Essex Property Trust Inc ‡	1,460	347
Extra Space Storage Inc ‡	3,000	348
Federal Realty Investment Trust ‡	1,600	136

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Healthpeak Properties Inc ‡	12,330	$373
Host Hotels & Resorts Inc ‡	16,312	239
Iron Mountain Inc ‡	6,676	197
Kimco Realty Corp ‡	9,796	147
Mid-America Apartment Communities Inc ‡	2,600	329
Prologis Inc ‡	16,969	1,691
Public Storage ‡	3,500	808
Realty Income Corp ‡	8,118	505
Regency Centers Corp ‡	3,700	169
SBA Communications Corp, Cl A ‡	2,563	723
Simon Property Group Inc ‡	7,458	636
SL Green Realty Corp ‡	1,715	102
UDR Inc ‡	6,800	261
Ventas Inc ‡	8,610	422
Vornado Realty Trust ‡	3,631	136
Welltower Inc ‡	9,607	621
Weyerhaeuser Co ‡	17,360	582

		17,613

Utilities – 2.5%
AES Corp/The	15,212	357
Alliant Energy Corp	5,800	299
Ameren Corp	5,744	448
American Electric Power Co Inc	11,429	952
American Water Works Co Inc	4,200	645
Atmos Energy Corp	2,900	277
CenterPoint Energy Inc	12,817	277
CMS Energy Corp	6,613	403
Consolidated Edison Inc	7,778	562
Dominion Energy Inc	18,668	1,404
DTE Energy Co	4,441	539
Duke Energy Corp	16,798	1,538
Edison International	8,790	552
Entergy Corp	4,677	467
Evergy Inc	5,200	289
Eversource Energy	7,944	687
Exelon Corp	22,490	950
FirstEnergy Corp	12,521	383
NextEra Energy Inc	44,792	3,456
NiSource Inc	8,913	204
NRG Energy Inc	5,764	216
Pinnacle West Capital Corp	2,594	207
PPL Corp	17,739	500
Public Service Enterprise Group Inc	11,657	680
Sempra Energy	6,668	850
Southern Co/The	24,382	1,498
WEC Energy Group Inc	7,137	657

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy Inc	12,146	$810

		20,107

Total Common Stock (Cost $372,215) ($ Thousands)		707,656

FOREIGN COMMON STOCK – 2.2%
Ireland – 0.6%
Accenture PLC, Cl A	14,548	3,800
Eaton Corp PLC	9,139	1,098

		4,898

United Kingdom – 1.6%
Allegion PLC	2,094	244
Amcor PLC	36,509	430
Aon PLC, Cl A	5,209	1,100
Aptiv PLC	6,241	813
Johnson Controls International PLC	16,738	780
Linde PLC	11,982	3,157
Medtronic PLC	30,841	3,613

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Nielsen Holdings PLC	8,180	$171
Pentair PLC	3,877	206
Perrigo Co PLC	3,076	137
Seagate Technology PLC	5,143	320
STERIS PLC	2,000	379
TechnipFMC PLC	9,113	85
Trane Technologies PLC	5,503	799
Willis Towers Watson PLC	2,947	621

		12,855

Total Foreign Common Stock (Cost $10,331) ($ Thousands)		17,753

Total Investments in Securities – 90.3% (Cost $382,546) ($ Thousands)		$725,409

	Contracts

PURCHASED SWAPTIONS* – 1.3%

Total Purchased Swaptions (A) (Cost $5,945) ($ Thousands)	945,510,481	$10,252

A list of open OTC swaption contracts held by the Fund at December 31, 2020 is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED SWAPTIONS – 1.3%

Call Swaptions
CMS One Look*	Bank of America Merill Lynch	$864,868,000	$0.14	07/17/2021	$5,886
CMS One Look*	Bank of America Merill Lynch	80,642,481	$2.00	08/19/2023	4,366

Total Purchased Swaptions		$945,510,481			$10,252

A list of the open futures contracts held by the Fund at December 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
MSCI EAFE Index	113	Mar-2021	$11,892	$12,039	$147
S&P 500 Index E-MINI^	366	Mar-2021	66,857	68,603	1,746

			$78,749	$80,642	$1,893

A list of the open forward foreign currency contracts held by the Fund at December 31, 2020 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/11/21	USD	52,972	SAR	198,782	$21
Bank of America	01/11/21 - 01/11/22	SAR	349,307	USD	93,023	(83)

						$(62)

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Dynamic Asset Allocation Fund (Concluded)

A list of open OTC swap agreements held by the Fund at December 31, 2020 is as follows:

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Thousands)
Goldman Sachs^	1-YEAR CPI-CPURNSA	2.1475%	Annually	12/10/2030	USD	27,761	$149	$–	$149

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase^	0.10%	BCOMTR	0.10%	Quarterly	12/09/2021	USD	(64,134)	$1,786	$–	$1,786
BNP	S&P 500 Equal Weight Total Return	S&P 500 Equal Weight Total Return	S&P 500 Equal Weight Total Return	Quarterly	12/16/2021	USD	(11,805)	255	–	255
BNP^	Bloomberg Gold SubIndex Total Return	US T-BILL HIGH DISCOUNT RATE + 7 BPS	BLOOMBERG GOLD SUBINDEX TOTAL RETURN	Quarterly	03/17/2021	USD	(100,391)	123	–	123
BNP^	Bloomberg Gold SubIndex Total Return	US T-BILL HIGH DISCOUNT RATE + 7 BPS	BLOOMBERG GOLD SUBINDEX TOTAL RETURN	Quarterly	04/05/2021	USD	(71,066)	(595)	–	(595)

								$1,569	$–	$1,569

Percentages are based on Net Assets of $803,487 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

^	Security, or a portion thereof, is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of December 31, 2020.

(A)	Refer to table below for details on Swaption Contracts.

Cl – Class

EAFE – Europe, Australasia and Far East

Ltd. – Limited

MSCI – Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers and Automated Quotations

OTC – Over The Counter

PLC – Public Limited Company

S&P – Standard & Poor’s

SAR – Saudi Riyal

Ser – Series

USD – U.S. Dollar

The following is a list of the levels of inputs used as of December 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	707,656	–	–	707,656
Foreign Common Stock	17,753	–	–	17,753

Total Investments in Securities	725,409	–	–	725,409

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Swaptions	–	10,252	–	10,252
Futures Contracts*
Unrealized Appreciation	1,893	–	–	1,893
Forwards Contracts*
Unrealized Appreciation	–	21	–	21
Unrealized Depreciation	–	(83)	–	(83)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	149	–	149
Total Return Swaps*
Unrealized Appreciation	–	2,164	–	2,164
Unrealized Depreciation	–	(595)	–	(595)

Total Other Financial Instruments	1,893	11,908	–	13,801

*Futures contracts, forwards contracts, and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 33.4%
Communication Services – 2.8%
Alaska Communications Systems Group	11,667	$43
Alphabet Inc, Cl C *	460	806
AT&T Inc	63,957	1,839
Cinemark Holdings Inc	46,408	808
Clear Channel Outdoor Holdings Inc, Cl A *	7,401	12
Consolidated Communications Holdings Inc *	2,966	15
Cumulus Media Inc, Cl A *	5,075	44
DISH Network Corp, Cl A *	56,465	1,826
Eutelsat Communications SA	4,935	56
iHeartMedia Inc *(A)	5,524	72
NCSoft	1,144	980
Pinterest Inc, Cl A *	27,643	1,822
Sciplay, Cl A *	3,813	53
Take-Two Interactive Software Inc, Cl A *	10,637	2,210
TEGNA Inc	3,327	46
T-Mobile US Inc *	6,372	859
Townsquare Media, Cl A	5,169	34
United States Cellular Corp *	2,933	90
Vonage Holdings Corp *	70,532	908
Windstream Services *(B)	5,206	63
Zillow Group Inc, Cl A *	7,819	1,063

		13,649

Consumer Discretionary – 3.6%
Accel Entertainment, Cl A *	5,449	55
Amazon.com Inc, Cl A *	497	1,619
Aramark	30,087	1,158
Bed Bath & Beyond Inc	3,136	56
Cenveo Corp *(B)	2,777	36
DR Horton Inc (C)	28,636	1,974
Everi Holdings Inc *	845	12
Garrett Motion Inc *	199,562	884
General Motors Co	1,044	43
Hanesbrands Inc	51,921	757
Jack in the Box Inc	8,345	774
JD.com ADR *	6,977	613
John Menzies PLC	8,438	30
MercadoLibre Inc *	625	1,047
Mohawk Industries Inc *	9,584	1,351
Monitronics International Inc *(B)(D)	9,238	88
Office Depot Inc	1,044	31
Penn National Gaming Inc *	9,200	795
Red Rock Resorts Inc, Cl A	39,797	996
Signet Jewelers Ltd	27,878	760
Ulta Beauty Inc *	8,753	2,513
Wynn Resorts Ltd	14,730	1,662

		17,254

Consumer Staples – 0.5%
Coty Inc, Cl A	331,054	2,324

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Molson Coors Beverage Co, Cl B	1,657	$75

		2,399

Energy – 0.2%
Apache Corp	53,298	756
Oasis Petroleum *	763	28
Parker Drilling *	4,414	15

		799

Financials – 6.4%
7GC & Holdings *(E)	1,094	12
Aaron’s Holdings *(C)	37,800	2,036
ACE Convergence Acquisition *	7,942	86
ACE Convergence Acquisition, Cl A *	20,114	206
ACON S2 Acquisition *	3,066	32
Aequi Acquisition *	19,650	198
Ally Financial Inc	43,876	1,565
Altimeter Growth *	34,185	444
Alussa Energy Acquisition, Cl A *	10,365	104
Ascendant Digital Acquisition, Cl A *	8,826	91
Aspirational Consumer Lifestyle *	1,191	12
Atlantic Avenue Acquisition, Cl A *	53,813	542
Atlas Crest Investment *	11,765	124
Aurora Capital *(B)	7,182	–
Avanti Acquisition *	4,611	50
BowX Acquisition, Cl A *	17,583	180
Broadstone Acquisition *	152	2
Broadstone Acquisition, Cl A *	41,648	419
Burgundy Technology Acquisition *	66	1
Burgundy Technology Acquisition, Cl A *	27,024	281
Capital One Financial Corp	15,520	1,534
CC Neuberger Principal Holdings I, Cl A *	25,445	276
CC Neuberger Principal Holdings II *	85	1
CF Acquisition IV *(E)	1,094	11
CHP Merger, Cl A *	20,872	214
Churchill Capital II, Cl A *	63,497	657
Churchill Capital IV, Cl A *	38,624	387
CIIG Merger, Cl A *	14,579	410
D8 Holdings, Cl A *	64,030	651
Dragoneer Growth Opportunities *	63,901	894
E.Merge Technology Acquisition, Cl A *	48,800	499
East Resources Acquisition, Cl A *	26,774	272
Far Peak Acquisition *	3,253	34
Fast Acquisition, Cl A *	3,048	31
FG New America Acquisition *	5,471	58
FG New America Acquisition, Cl A *	14,211	145
Fidelity National Financial Inc	38,891	1,520
Foley Trasimene Acquisition, Cl A *	5,132	57
FTAC Olympus Acquisition, Cl A *	31,689	326
Fusion Acquisition, Cl A *	10,213	115
Genworth Financial Inc, Cl A *	57,417	217
GO Acquisition, Cl A *	25,404	259
Golden Falcon Acquisition *	2,327	24

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Healthcare Services Acquisition *(E)	1,094	$11
HIG Acquisition *	10,338	108
HPX *	28,309	299
HPX, Cl A *	5,860	59
Hudson Executive Investment *	11,699	133
IG Acquisition *	8,852	96
KINS Technology Group *	30,868	318
Landcadia Holdings III *	4,269	48
LendingTree Inc *	5,576	1,527
Lionheart Acquisition II *	3,004	31
Montes Archimedes Acquisition, Cl A *	63,833	649
Mudrick Capital Acquisition II *	49,263	512
NextGen Acquisition *	33,715	340
Old Republic International Corp	71,499	1,409
Omnichannel Acquisition *	520	5
OneMain Holdings Inc, Cl A	2,088	101
Open Lending, Cl A *	39,880	1,394
Osprey Technology Acquisition, Cl A *	53,875	564
Prime Impact Acquisition I *	2,595	28
Property Solutions Acquisition *	77,973	785
Recharge Acquisition *	2,165	23
Replay Acquisition *	26,124	272
Ribbit LEAP *	58,788	880
RMG Acquisition II *	1,094	12
Sandbridge Acquisition *	8,226	85
Sandbridge Acquisition, Cl A *	77	1
ScION Tech Growth I *	14,608	151
SCVX *	5,296	55
Spartacus Acquisition *	12,989	137
Sports Entertainment Acquisition, Cl A *	62,987	637
Tailwind Acquisition, Cl A *	31,293	325
TS Innovation Acquisitions *	130	1
TWC Tech Holdings II *	3,326	36
Union Acquisition II *	8,762	91
Watford Holdings *	6,528	226
Willis Towers Watson PLC	23,214	4,891
Zanite Acquisition *	2,435	26

		31,243

Health Care – 1.7%
Alexion Pharmaceuticals Inc *	828	129
AMN Healthcare Services Inc *	11,260	769
AYR Strategies, Cl A *	3,955	94
Bausch Health *	116,343	2,420
Elanco Animal Health Inc *	49,575	1,521
Monitronics International Inc *(B)(D)	9,199	87
Varian Medical Systems Inc *	6,028	1,055
Viatris Inc, Cl W *	128,549	2,409

		8,484

Industrials – 2.1%
ADT Inc	11,177	88
Bombardier Inc, Cl B *	21,096	8

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Builders FirstSource Inc *(C)	57,342	$2,340
BWX Technologies Inc, Cl W (C)	10,066	607
CoreLogic Inc/United States	1,451	112
IHS Markit Ltd	24,678	2,217
Interface Inc, Cl A	5,992	63
JC Penney Earnout Credits (B)(D)	3,070	59
Middleby Corp/The *(C)	16,986	2,190
Nielsen Holdings PLC	52,591	1,098
SkyWest Inc	17,048	687
Welbilt Inc *	62,821	829

		10,298

Information Technology – 9.4%
Advanced Micro Devices Inc *	10,766	987
Alliance Data Systems Corp	15,783	1,170
Alteryx Inc, Cl A *	4,439	541
Aquity Holdings Inc *(B)	3,945	41
BASE *	15,500	1,465
Ceridian HCM Holding Inc *	14,126	1,505
Dialog Semiconductor *	16,565	906
DocuSign Inc, Cl A *	5,263	1,170
Dynatrace Inc *	26,048	1,127
Fiserv Inc, Cl A *	14,079	1,603
Fitbit, Cl A *	16,949	115
Inphi Corp *	2,910	467
Mastercard Inc, Cl A	1,694	605
Maxim Integrated Products Inc	17,988	1,595
Microsoft Corp	3,449	767
Mmodal *(B)	3,007	4
Murata Manufacturing Co Ltd	6,600	596
NHN KCP *	12,037	759
Nuance Communications Inc *	13,017	574
NXP Semiconductors NV	5,323	846
PayPal Holdings Inc *	2,446	573
Pluralsight Inc, Cl A *	8,111	170
QUALCOMM Inc	8,925	1,360
RealPage Inc *	23,993	2,093
RingCentral Inc, Cl A *	2,823	1,070
Sabre Corp	74,596	897
Sailpoint Technologies Holdings Inc *	15,352	817
salesforce.com Inc *	8,216	1,828
Shopify, Cl A *	919	1,040
Slack Technologies Inc, Cl A *	121,911	5,150
Square Inc, Cl A *	3,122	680
StoneCo Ltd, Cl A *	17,589	1,476
TTM Technologies Inc *	8,365	115
Virtusa Corp *	15,611	798
Vishay Intertechnology Inc (C)	114,970	2,381
Xilinx Inc	61,165	8,671

		45,962

Materials – 1.8%
Allegheny Technologies Inc *(C)	125,835	2,110

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Shares		Market Value ($ Thousands)

COMMON STOCK (continued)
Barrick Gold		32,568	$742
Constellium, Cl A *(C)		166,471	2,329
CVR Partners		2,572	41
Hexion Holdings Corp *		9,735	119
LG Chemical		1,116	847
Libbey Glass Inc.		1,549	58
Vulcan Materials Co (C)		14,082	2,089

			8,335

Real Estate – 3.7%
American Tower Corp, Cl A ‡		11,183	2,510
Kimco Realty Corp ‡		63,089	947
Lamar Advertising Co, Cl A ‡		13,536	1,126
MGM Growth Properties, Cl A ‡		70,239	2,198
Park Hotels & Resorts Inc ‡		78,497	1,346
Regency Centers Corp ‡		16,792	766
Sabra Health Care Inc ‡		127,846	2,221
SBA Communications Corp, Cl A ‡		8,853	2,498
SL Green Realty Corp ‡(C)		37,969	2,262
Vornado Realty Trust ‡(C)		59,687	2,229

			18,103

Utilities – 1.2%
Clearway Energy Inc, Cl C		37,504	1,197
FirstEnergy Corp (C)		65,170	1,995
PG&E Corp *(C)		189,566	2,362
Xcel Energy Inc		3,473	232

			5,786

Total Common Stock (Cost $147,827) ($ Thousands)			162,312

	Face Amount (Thousands)

CORPORATE OBLIGATIONS – 16.0%
Communication Services – 1.3%
Altice France
7.375%, 05/01/2026 (F)		$122	128
Altice France Holding
8.000%, 05/15/2027	EUR	583	773
AMC Entertainment Holdings
6.125%, 05/15/2027		$55	7
5.750%, 06/15/2025		30	4
CB Escrow
8.000%, 10/15/2025 (F)		567	605
CCO Holdings
5.375%, 06/01/2029 (F)		85	93
5.125%, 05/01/2027 (F)		15	16
CenturyLink
4.500%, 01/15/2029 (F)		82	83
Consolidated Communications
6.500%, 10/01/2028 (F)		419	448

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Digicel Group
10.000%, 04/01/2024	$30	$26
6.750%, 03/01/2023 (F)	160	124
DISH DBS
7.750%, 07/01/2026	125	140
EW Scripps
5.125%, 05/15/2025 (F)	1,315	1,342
Frontier Communications
10.500%, 09/15/2022 (G)	125	65
7.125%, 01/15/2023 (G)	75	36
6.875%, 01/15/2025 (G)	85	41
iHeartCommunications (A)
8.375%, 05/01/2027	49	53
6.375%, 05/01/2026	27	29
5.250%, 08/15/2027 (F)	25	26
Intelsat Jackson Holdings
9.750%, 07/15/2025 (F)(G)	90	65
Intelsat Luxembourg
8.125%, 06/01/2023 (G)	45	2
Meredith
6.875%, 02/01/2026	147	143
Salem Media Group
6.750%, 06/01/2024 (F)	395	360
Sinclair Television Group
4.125%, 12/01/2030 (F)	789	807
Townsquare Media
6.875%, 02/01/2026 (F)	342	358
Trilogy International Partners
8.875%, 05/01/2022 (F)	305	294
Windstream Escrow
7.750%, 08/15/2028 (F)	134	135

		6,203

Consumer Discretionary – 4.6%
1011778 BC ULC / New Red Finance
4.250%, 05/15/2024 (F)	256	261
Adient Global Holdings
3.500%, 08/15/2024	EUR 100	122
Altice Financing
7.500%, 05/15/2026 (F)	$202	213
American Greetings
8.750%, 04/15/2025 (F)	265	261
Ashton Woods USA
6.625%, 01/15/2028 (F)	200	211
At Home Holding III
8.750%, 09/01/2025 (F)	209	226
Bed Bath & Beyond
5.165%, 08/01/2044	508	437
4.915%, 08/01/2034	41	36
3.749%, 08/01/2024	61	61
Boyd Gaming
6.000%, 08/15/2026	781	810

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Caesars Entertainment
6.250%, 07/01/2025 (F)		$753	$802
Capitol Investment Merger Sub 2
10.000%, 08/01/2024 (F)		155	170
Carnival
11.500%, 04/01/2023 (F)		180	208
10.500%, 02/01/2026 (F)		95	111
9.875%, 08/01/2027 (F)		135	155
CBS Radio
7.250%, 11/01/2024 (F)		390	389
Cengage Learning
9.500%, 06/15/2024 (F)		395	369
Chukchansi Economic Development Authority
10.250%, 05/30/2020 (F)(G)		25	13
9.750%, 05/30/2020 (F)(G)		189	98
Cirsa Finance International Sarl
7.875%, 12/20/2023 (F)		20	20
Clarios Global
6.750%, 05/15/2025 (F)		82	88
4.375%, 05/15/2026	EUR	100	127
Cooper-Standard Automotive
5.625%, 11/15/2026 (F)		$127	117
CSC Holdings
5.750%, 01/15/2030 (F)		50	55
4.625%, 12/01/2030 (F)		445	464
3.375%, 02/15/2031 (F)		450	442
Cumulus Media New Holdings
6.750%, 07/01/2026 (F)		199	203
Diamond Resorts International
10.750%, 09/01/2024 (F)		250	251
Diamond Sports Group
6.625%, 08/15/2027 (F)		385	233
5.375%, 08/15/2026 (F)		475	386
Empire Communities
7.375%, 12/15/2025	CAD	42	34
7.000%, 12/15/2025 (F)		$413	435
Enterprise Development Authority
12.000%, 07/15/2024 (F)		412	464
ESH Hospitality
4.625%, 10/01/2027 (F)		318	326
Everi Payments
7.500%, 12/15/2025 (F)		180	187
Ford Motor
8.500%, 04/21/2023		145	163
Ford Motor Credit
5.596%, 01/07/2022		20	21
4.063%, 11/01/2024		45	47
3.350%, 11/01/2022		40	41
Getty Images
9.750%, 03/01/2027 (F)		170	180

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Golden Entertainment
7.625%, 04/15/2026 (F)		$130	$140
Golden Nugget
6.750%, 10/15/2024 (F)		25	25
Guitar Center
13.000%, 04/15/2022 (B)(F)(G)		772	72
10.000%, 05/15/2022 (B)(D)(F)(G)		10	10
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (F)		515	524
Inn Of The Mountain Gods Resort & Casino
9.250%, 11/30/2023 (B)(D)(G)		183	183
Installed Building Products
5.750%, 02/01/2028 (F)		196	209
International Game Technology
6.250%, 02/15/2022 (F)		653	674
Jacobs Entertainment
7.875%, 02/01/2024 (F)		300	307
L Brands
7.600%, 07/15/2037		5	5
6.750%, 07/01/2036		80	89
6.625%, 10/01/2030 (F)		60	67
Las Vegas Sands
3.900%, 08/08/2029		430	462
3.500%, 08/18/2026		52	56
LBM Acquisition
6.250%, 01/15/2029 (F)		296	306
Liberty Interactive
8.250%, 02/01/2030		520	583
Macy’s Retail Holdings
4.500%, 12/15/2034		500	384
3.450%, 01/15/2021		65	65
Mattamy Group
4.625%, 03/01/2030 (F)		500	530
Maxeda DIY Holding BV
5.875%, 10/01/2026	EUR	1,004	1,278
McGraw-Hill Global Education Holdings
7.875%, 05/15/2024 (F)		$285	259
MDC Partners
6.500%, 05/01/2024 (F)		71	72
MGM Resorts International
7.750%, 03/15/2022		557	593
Monitronics International Inc
9.125%, 04/01/2020 (B)(G)		495	–
NCL
12.250%, 05/15/2024 (F)		155	186
5.875%, 03/15/2026 (F)		100	105
3.625%, 12/15/2024 (F)		291	276
Nordstrom
8.750%, 05/15/2025 (F)		50	56
Royal Caribbean Cruises
10.875%, 06/01/2023 (F)		120	137
9.125%, 06/15/2023 (F)		65	71

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Scientific Games International
7.250%, 11/15/2029 (F)		$140	$154
5.000%, 10/15/2025 (F)		407	420
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (F)		480	464
Terrier Media Buyer
8.875%, 12/15/2027 (F)		330	364
Twin River Worldwide Holdings
6.750%, 06/01/2027 (F)		60	64
Univision Communications
6.625%, 06/01/2027 (F)		401	431
Urban One
8.750%, 12/15/2022 (F)		530	514
Viking Cruises
5.875%, 09/15/2027 (F)		211	206
William Hill MTN
4.750%, 05/01/2026	GBP	200	303
Winnebago Industries
6.250%, 07/15/2028 (F)		$764	821
Wynn Las Vegas
5.500%, 03/01/2025 (F)		95	99
5.250%, 05/15/2027		60	62
4.250%, 05/30/2023 (F)		400	406
Wynn Macau
5.500%, 01/15/2026 (F)		284	295
Wynn Resorts Finance
7.750%, 04/15/2025 (F)		265	287

			21,851

Consumer Staples — 0.6%
Albertsons
7.500%, 03/15/2026 (F)		764	855
3.500%, 03/15/2029 (F)		938	949
Fresh Market
9.750%, 05/01/2023 (F)		169	174
House of HR
7.500%, 01/15/2027	EUR	205	254
Kronos Acquisition Holdings
7.000%, 12/31/2027 (F)		$63	66
5.000%, 12/31/2026 (F)		42	44
New Albertsons
8.700%, 05/01/2030		100	129
Rite Aid
8.000%, 11/15/2026 (F)		91	97
7.700%, 02/15/2027		345	330
Vector Group
10.500%, 11/01/2026 (F)		225	243
6.125%, 02/01/2025 (F)		210	214

			3,355

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Energy — 2.8%
Antero Midstream Partners
7.875%, 05/15/2026 (F)	$195	$201
5.750%, 03/01/2027 (F)	80	79
5.750%, 01/15/2028 (F)	20	19
5.375%, 09/15/2024	100	97
Archrock Partners
6.250%, 04/01/2028 (F)	84	87
Ascent Resources Utica Holdings
8.250%, 12/31/2028 (F)	42	42
7.000%, 11/01/2026 (F)	325	308
Blue Racer Midstream
7.625%, 12/15/2025 (F)	267	284
6.625%, 07/15/2026 (F)	25	25
Carrizo Oil & Gas
6.250%, 04/15/2023	86	55
Cheniere Energy Partners
5.625%, 10/01/2026	85	88
4.500%, 10/01/2029	85	90
Chesapeake Energy
7.500%, 10/01/2026 (G)	170	8
7.000%, 10/01/2024 (G)	55	2
CNX Midstream Partners
6.500%, 03/15/2026 (F)	280	285
CNX Resources
7.250%, 03/14/2027 (F)	140	150
Crestwood Midstream Partners
5.750%, 04/01/2025	285	290
Double Eagle III Midco 1
7.750%, 12/15/2025 (F)	123	130
EnLink Midstream
5.625%, 01/15/2028 (F)	80	82
5.375%, 06/01/2029	395	384
EnLink Midstream Partners
5.600%, 04/01/2044	148	119
5.450%, 06/01/2047	190	153
4.850%, 07/15/2026	85	83
EQM Midstream Partners
6.500%, 07/15/2048	203	211
EQT
7.875%, 02/01/2025	140	159
Equities
8.750%, 02/01/2030	115	141
Extraction Oil & Gas
5.625%, 02/01/2026 (F)(G)	270	49
Harvest Midstream I
7.500%, 09/01/2028 (F)	95	101
Laredo Petroleum
10.125%, 01/15/2028	160	136
9.500%, 01/15/2025	90	79
MEG Energy
7.125%, 02/01/2027 (F)	100	103

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.000%, 03/31/2024 (F)	$80	$81
NGL Energy Partners
7.500%, 11/01/2023	85	60
6.125%, 03/01/2025	90	57
Noble Holding International
8.950%, 04/01/2045 (G)	180	3
7.750%, 01/15/2024 (G)	215	4
NuStar Logistics
6.375%, 10/01/2030	128	145
5.750%, 10/01/2025	128	136
Occidental Petroleum
8.875%, 07/15/2030	205	241
6.125%, 01/01/2031	40	43
5.550%, 03/15/2026	95	99
5.500%, 12/01/2025	70	73
4.625%, 06/15/2045	120	105
4.500%, 07/15/2044	10	8
4.400%, 04/15/2046	10	9
2.700%, 02/15/2023	60	60
Parsley Energy
5.625%, 10/15/2027 (F)	817	894
PBF Holding
6.000%, 02/15/2028	42	24
Petrobras Global Finance BV
6.900%, 03/19/2049	595	754
6.750%, 06/03/2050	445	553
Petroleos Mexicanos
6.950%, 01/28/2060 (F)	351	330
6.875%, 10/16/2025 (F)	223	244
6.375%, 01/23/2045	650	596
6.350%, 02/12/2048	1,188	1,077
5.950%, 01/28/2031 (F)	305	304
4.500%, 01/23/2026	211	211
3.500%, 01/30/2023	604	616
Petroleos Mexicanos MTN
6.750%, 09/21/2047	1,390	1,303
Pride International
7.875%, 08/15/2040 (G)	50	4
QEP Resources
5.250%, 05/01/2023	200	211
Shelf Drilling Holdings
8.250%, 02/15/2025 (F)	145	67
SM Energy
6.750%, 09/15/2026	38	31
Southwestern Energy
7.750%, 10/01/2027	25	27
7.500%, 04/01/2026	250	262
Transocean
11.500%, 01/30/2027 (F)	80	57
6.800%, 03/15/2038	290	97
USA Compression Partners
6.875%, 09/01/2027	225	240

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Valaris
5.850%, 01/15/2044 (G)		$185	$10
Western Midstream Operating
2.074%, VAR ICE LIBOR USD 3 Month+1.850%, 01/13/2023		715	701

			13,777

Financials — 1.9%
Barclays
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842%(H)		195	210
Citigroup Global Markets Holdings MTN
13.279%, 04/22/2021 (F)(I)	EGP	11,150	684
Finance of America Funding
7.875%, 11/15/2025 (F)		$220	217
Freedom Mortgage
8.250%, 04/15/2025 (F)		510	533
8.125%, 11/15/2024 (F)		375	391
FS Energy and Power Fund
7.500%, 08/15/2023 (F)		65	62
Genworth Mortgage Holdings
6.500%, 08/15/2025 (F)		120	130
Goldman Sachs International
13.518%, 01/14/2021 (I)	EGP	10,625	673
GTCR AP Finance
8.000%, 05/15/2027 (F)		$225	244
ICBC Standard Bank MTN
12.944%, 03/04/2021 (F)(I)	EGP	22,921	1,430
Issuer
6.250%, 03/01/2028 (F)		$330	334
JPMorgan Chase Bank MTN
12.704%, 09/16/2021 (F)(I)	EGP	8,707	508
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/2022 (F)		$320	322
5.250%, 10/01/2025 (F)		35	35
LD Holdings Group
6.500%, 11/01/2025 (F)		150	158
MDGH - GMTN BV MTN
4.500%, 11/07/2028		200	240
Nationstar Mortgage Holdings
5.500%, 08/15/2028 (F)		115	121
5.125%, 12/15/2030 (F)		119	124
New Residential Investment
6.250%, 10/15/2025 (F)		280	281
Novo Banco MTN
3.500%, 01/02/2043	EUR	20	21
3.500%, 01/23/2043		280	300
OneMain Finance
7.125%, 03/15/2026		$105	124
6.875%, 03/15/2025		100	116
6.125%, 03/15/2024		55	60

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Refinitiv US Holdings
6.250%, 05/15/2026 (F)	$267	$285
Saracen Development
11.000%cash/3.000% PIK,
10/15/2025 (B)(D)(F)	384	440
VTB Bank Via VTB Capital
6.950%, 10/17/2022	653	699
WeWork
7.875%, 05/01/2025 (F)	410	276

		9,018

Health Care — 0.8%
Akumin
7.000%, 11/01/2025 (F)	185	194
APX Group
8.500%, 11/01/2024	310	325
Bausch Health
6.250%, 02/15/2029 (F)	315	342
5.250%, 02/15/2031 (F)	148	155
Bausch Health Americas
9.250%, 04/01/2026 (F)	61	68
8.500%, 01/31/2027 (F)	547	608
CHS
8.125%, 06/30/2024 (F)	376	389
Endo Dac
9.500%, 07/31/2027 (F)	114	127
6.000%, 06/30/2028 (F)	243	207
FXI Holdings
12.250%, 11/15/2026 (F)	161	183
7.875%, 11/01/2024 (F)	123	124
HCA
5.875%, 02/01/2029	70	84
Jaguar Holding II
5.000%, 06/15/2028 (F)	205	219
MEDNAX
5.250%, 12/01/2023 (F)	408	413
Prime Security Services Borrower
6.250%, 01/15/2028 (F)	105	113
Radiology Partners
9.250%, 02/01/2028 (F)	55	62
RP Escrow Issuer
5.250%, 12/15/2025 (F)	65	68
Tenet Healthcare
6.250%, 02/01/2027 (F)	80	85
Varex Imaging
7.875%, 10/15/2027 (F)	225	240

		4,006

Industrials — 1.4%
American Airlines Group
5.000%, 06/01/2022 (F)	234	210

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ARD Finance
5.000%, 06/30/2027	EUR	218	$272
Bombardier
7.875%, 04/15/2027 (F)		$115	106
7.500%, 12/01/2024 (F)		25	24
7.500%, 03/15/2025 (F)		115	107
6.000%, 10/15/2022 (F)		35	34
Builders FirstSource
6.750%, 06/01/2027 (F)		1,027	1,114
Delta Air Lines
7.000%, 05/01/2025 (F)		185	214
Fortress Transportation and Infrastructure Investors
9.750%, 08/01/2027 (F)		240	275
6.500%, 10/01/2025 (F)		50	52
Garda World Security
8.750%, 05/15/2025 (F)		33	34
4.625%, 02/15/2027 (F)		131	132
GFL Environmental
5.125%, 12/15/2026 (F)		91	97
4.250%, 06/01/2025 (F)		364	378
3.500%, 09/01/2028 (F)		341	347
GrafTech Finance
4.625%, 12/15/2028 (F)		209	211
Interface
5.500%, 12/01/2028 (F)		121	127
New Enterprise Stone & Lime
6.250%, 03/15/2026 (F)		110	113
Parts Europe
6.500%, 07/16/2025	EUR	395	503
Team Health Holdings
6.375%, 02/01/2025 (F)		$165	142
Tervita
11.000%, 12/01/2025 (F)		314	338
TransDigm
8.000%, 12/15/2025 (F)		148	164
6.375%, 06/15/2026		118	122
6.250%, 03/15/2026 (F)		333	355
Triumph Group
8.875%, 06/01/2024 (F)		55	60
7.750%, 08/15/2025		290	265
6.250%, 09/15/2024 (F)		20	20
5.250%, 06/01/2022		70	67
Tutor Perini
6.875%, 05/01/2025 (F)		435	426
Western Global Airlines
10.375%, 08/15/2025 (F)		160	178

			6,487

Information Technology — 0.5%
Arches Buyer
4.250%, 06/01/2028 (F)		236	239

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Banff Merger Sub
9.750%, 09/01/2026 (F)	$435	$470
Brightstar Escrow
9.750%, 10/15/2025 (F)	123	131
CommScope
7.125%, 07/01/2028 (F)	55	59
CommScope Finance
6.000%, 03/01/2026 (F)	150	158
CommScope Technologies
6.000%, 06/15/2025 (F)	36	37
Flexential Intermediate
11.250%, 08/01/2024 (F)	240	251
ON Semiconductor
3.875%, 09/01/2028 (F)	71	73
Seagate HDD Cayman
4.125%, 01/15/2031 (F)	126	134
3.125%, 07/15/2029 (F)	84	84
Veritas US
10.500%, 02/01/2024 (F)	300	305
7.500%, 09/01/2025 (F)	563	578

		2,519

Materials — 1.5%
Allegheny Technologies
7.875%, 08/15/2023	145	159
Arconic
6.000%, 05/15/2025 (F)	194	207
Ardagh Packaging Finance
6.000%, 02/15/2025 (F)	147	152
Axalta Coating Systems
3.375%, 02/15/2029 (F)	425	425
Baffinland Iron Mines
8.750%, 07/15/2026 (F)	715	774
CENVO Corp (Escrow Security)
0.000%, 09/15/2022 (B)(D)	505	1
Cleveland-Cliffs
9.875%, 10/17/2025 (F)	184	216
Cornerstone Chemical
6.750%, 08/15/2024 (F)	675	594
CSN Inova Ventures
6.750%, 01/28/2028 (F)	350	379
Eldorado
9.500%, 06/01/2024 (F)	129	142
First Quantum Minerals
7.500%, 04/01/2025 (F)	490	510
6.875%, 10/15/2027 (F)	130	141
Freeport-McMoRan
5.450%, 03/15/2043	195	243
5.250%, 09/01/2029	50	56
Hexion
7.875%, 07/15/2027 (F)	140	150

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
IAMGOLD
5.750%, 10/15/2028 (F)	$85	$86
LSB Industries
9.625%, 05/01/2023 (F)	775	798
Mineral Resources
8.125%, 05/01/2027 (F)	275	304
Mountain Province Diamonds
8.000%, 12/15/2022 (F)	430	366
New Gold
6.375%, 05/15/2025 (F)	41	43
Northwest Acquisitions ULC
7.125%, 11/01/2022 (F)(G)	460	3
Novelis
4.750%, 01/30/2030 (F)	626	674
Rain CII Carbon
7.250%, 04/01/2025 (F)	600	609
Trident TPI Holdings
9.250%, 08/01/2024 (F)	268	285

		7,317

Real Estate — 0.2%
Diversified Healthcare Trust
9.750%, 06/15/2025	210	239
GLP Capital
4.000%, 01/15/2031	144	157
Service Properties Trust
3.950%, 01/15/2028	271	262
Uniti Group
8.250%, 10/15/2023	260	262
7.125%, 12/15/2024 (F)	50	51
6.000%, 04/15/2023 (F)	170	173

		1,144

Utilities — 0.4%
Eskom Holdings SOC
5.750%, 01/26/2021	777	774
Eskom Holdings SOC MTN
8.450%, 08/10/2028	1,060	1,167
NRG Energy
7.250%, 05/15/2026	60	63
5.250%, 06/15/2029 (F)	20	22
Vistra Operations
5.500%, 09/01/2026 (F)	55	58

		2,084

Total Corporate Obligations (Cost $75,011) ($ Thousands)		77,761

	Shares

EXCHANGE TRADED FUNDS — 10.3%
Merger Fund, Cl L	2,877,796	49,930
VelocityShares Daily 2x VIX Short Term ETN	448	11

Total Exchange Traded Funds (Cost $46,212) ($ Thousands)		49,941

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT — 4.1%
Angolan Government International Bond MTN
8.000%, 11/26/2029		$341	$320
Argentine Republic Government International Bond
1.000%, 07/09/2029		100	43
0.125% , 1.125%, 07/09/2021, 07/09/2035 (J)		2,041	746
Bahamas Government International Bond
8.950%, 10/15/2032 (F)		541	590
Bahrain Government International Bond
7.000%, 01/26/2026		400	465
Egypt Government International Bond
8.875%, 05/29/2050 (F)		1,435	1,682
8.700%, 03/01/2049		579	667
8.150%, 11/20/2059 (F)		200	219
Jordan Government International Bond
5.850%, 07/07/2030 (F)		289	318
4.950%, 07/07/2025 (F)		433	459
Mexico Government International Bond
5.000%, 04/27/2051		419	522
4.750%, 04/27/2032		405	487
3.771%, 05/24/2061		217	226
Nigeria Government International Bond
7.625%, 11/21/2025		1,320	1,516
Paraguay Government International Bond
4.625%, 01/25/2023		1,810	1,946
Republic of South Africa Government Bond
8.250%, 03/31/2032	ZAR	10,472	642
Russian Federal Bond - OFZ
7.400%, 07/17/2024	RUB	131,066	1,914
7.150%, 11/12/2025		184,345	2,696
6.000%, 10/06/2027		116,353	1,603
Russian Foreign Bond - Eurobond
5.250%, 06/23/2047		$600	830
Saudi Government International Bond MTN
3.750%, 01/21/2055 (F)		300	328
2.750%, 02/03/2032 (F)		972	1,025
Turkey Government International Bond
6.375%, 10/14/2025		506	546

Total Sovereign Debt (Cost $18,665) ($ Thousands)			19,790

LOAN PARTICIPATIONS — 3.9%
Advisor Group, Inc., 1st Lien
5.150%, 07/31/2026		192	190
Affinity Game, Term Loan 2, 2nd Lien
9.250%, 01/31/2025		300	299
Agrofresh Inc., Initial Term Loan
7.250%, 12/31/2024		314	310

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
3.230%, VAR LIBOR+3.000%, 04/22/2026 (K)	$177	$113
American Gaming, Term Loan, 1st Lien
14.000%, 02/15/2024 (B)	130	136
American Greetings, Term Loan, 1st Lien
5.500%, 04/06/2024 (K)(L)	241	241
American Tire Distributors, Inc., Initial Term Loan, 1st Lien
8.500%, 09/02/2024 (K)	496	472
Aptos, 1st Lien
5.647%, 03/04/2027 (L)	262	252
Avianca, Dip Tranche A, 1st Lien
12.500%, 11/10/2021 (B)(K)	192	189
Boardriders, Inc., Tranche A Loan
9.000%, 10/23/2023 (B)	46	45
Boardriders, Inc., Tranche B-2 Loan
10.500%, 04/23/2024 (B)	248	209
Bright Bidco, Term Loan B, 1st Lien
4.500%, 06/30/2024 (K)(L)	453	258
Carestream Health, Inc., Extended Term Loan, 1st Lien
10.500%, 06/07/2021 (K)	101	81
Carestream Health, Inc., Term Loan, 1st Lien
7.750%, 05/08/2023	518	509
Cengage Learning, Inc., 2016 Refinancing Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/07/2023	239	229
Century Casinos, Inc., Term Loan, 1st Lien
6.650%, 12/07/2026	186	168
Cenveo Corp., Term Loan, 1st Lien
10.500%, 06/07/2023 (B)(L)	9	8
Cenveo Corporation, Exit Term Loan, 1st Lien
10.500%, 06/07/2023 (B)	381	355
Chesapeake Energy Corporation, Class A Term Loan, 1st Lien
9.000%, VAR LIBOR+8.000%, 06/24/2024 (G)	143	119
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
5.147%, VAR LIBOR+5.000%, 01/04/2026	633	594
Cooper’s Hawk Intermediate Holding, LLC, Initial Term Loan, 1st Lien
6.647%, 10/31/2026 (B)	94	90

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
DMT Solutions Global Corporation, Term Loan
1.723%, 07/02/2024	$210	$201
East Valley Tourist Development Authority , Term Loan, 1st Lien
9.000%, VAR LIBOR+8.000%, 03/07/2022 (B)	131	125
ELO Touch Solutions, Term Loan B, 1st Lien
6.648%, 12/14/2025	183	181
Endo Luxembourg Finance Company I S.a r.l., Initial Term Loan, 1st Lien
5.000%, VAR ICE LIBOR USD 3 Month+4.250%, 04/27/2024	120	117
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.897%, VAR LIBOR+3.750%, 10/10/2025	655	545
Epic Y-Grade Services, LP, Term Loan
7.000%, 06/30/2027 (K)	614	497
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
4.688%, VAR LIBOR+4.500%, 02/19/2026	222	218
Glass Mountain, Term Loan B, 1st Lien
5.500%, 12/23/2024	68	33
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
3.500%, VAR LIBOR+2.750%, 10/04/2023	117	113
3.250%, VAR LIBOR+2.750%, 10/04/2023	135	130
Guitar Center, 1st Lien
7.000%, 11/21/2021	34	34
Herschend Entertainment Co., 1st Lien
6.750%, 08/25/2025 (B)	217	218
Horseshoe Baltimore, Cov-Lite, Term Loan B, 1st Lien
4.147%, 07/08/2024 (L)	245	226
Hurtigruten Group, 1st Lien
8.000%, 06/11/2023	138	159
ICH US Intermediate Holdings II, Inc., Initial Term Loan, 1st Lien
6.750%, 12/24/2026 (B)(L)	6	6
Innovacare, Term Loan, 1st Lien
6.750%, 12/24/2026 (L)	272	271
Inteliquent, Term Loan, 1st Lien
5.500%, 02/10/2024	50	49
J.C. Penney Borrower LLC, Term Loan
0.631%, 12/07/2025 (B)(D)	382	382

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
J.C. Penney Corporation, Inc. , Loan (2016), 1st Lien
5.250%, VAR LIBOR+4.250%, 06/23/2023 (G)	$378	$25
J.C. Penney Corporation, Inc. , Loan (DIP), 1st Lien
14.000%, VAR LIBOR+11.750%, 04/01/2021 (B)	283	310
Lanai Holdings II, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 08/29/2022	1,123	1,082
Libbey, 1st Lien
0.970%, 11/12/2027	137	128
Lifescan Global Corporation, Initial Term Loan, 1st Lien
6.234%, 10/01/2024 (L)	953	905
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
8.375%, VAR LIBOR+8.125%, 02/16/2021	568	554
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR+6.000%, 05/08/2025	410	407
Mcclatchy/SIJ, 1st Lien
10.167%, 07/15/2026 (B)	366	362
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 05/04/2022	546	531
Monitronics International Inc
7.750%, 03/29/2024 (B)	103	90
MSG National, 1st Lien
7.000%, 12/31/2049 (K)(L)	310	311
Nine West Holdings Inc., Term Loan, 1st Lien
8.236%, 03/19/2024	32	21
Peak 10 Holding Corporation, Initial Term Loan, 1st Lien
3.754%, VAR LIBOR+3.500%, 08/01/2024	672	598
Penney Borrower LLC, Initial Loan, 1st Lien
9.500%, 12/07/2026 (K)	160	136
Polymer Additives, Inc., Closing Date Term Loan
6.214%, 07/31/2025 (K)	590	489
Polymer Additives, Inc., Term Loan, 1st Lien
6.862%, 07/31/2025	—	—
Polymer Process Soluions, Term Loan, 1st Lien
6.147%, 05/01/2026 (L)	350	344

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Premier Brands Group Holdings LLC, Term Loan
8.254%, 03/19/2024	$30	$19
R.R. Donnelley & Sons Company, Term B Loan
5.147%, 01/15/2024	283	274
Radio One, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 04/18/2023	110	102
Red Lobster Management LLC, Initial Term Loan, 1st Lien
6.250%, 07/28/2021 (L)	399	391
Revlon Consumer Products Corporation, 2016 Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 09/07/2023 (K)	899	320
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term Loan, 1st Lien
6.148%, 06/19/2026 (L)	215	213
Syniverse Holdings, Inc., Initial Term Loan, 2nd Lien
10.000%, 03/11/2024	140	91
Syniverse Holdings, Inc., Tranche C Term Loan , 1st Lien
6.000%, VAR LIBOR+5.000%, 03/09/2023 (K)	1,215	1,094
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/06/2024	858	761
Traverse Midstream Partners LLC, Advance, 1st Lien
6.500%, VAR LIBOR+4.000%, 09/27/2024 (B)	419	410
Twin River Worldwide Holdings, Inc., Term B-1 Facility Loan, 1st Lien
9.000%, VAR LIBOR+8.000%, 05/11/2026 (B)	251	267
Valaris Dip
0.000%, 08/17/2021 (B)(D)(K)	97	97
Vida Capital, Term Loan
6.147%, 10/01/2026 (B)(L)	195	185

Total Loan Participations (Cost $19,054) ($ Thousands)		18,889

	Shares

FOREIGN COMMON STOCK — 1.8%

Canada — 0.4%
Lightspeed POS *	23,749	1,675

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Tourmaline Oil Corp	5,763	$77

		1,752

Hong Kong — 0.5%
Alibaba Group Holding *	37,582	1,127
Tencent Holdings	15,700	1,142

		2,269

Italy — 0.2%
Nexi *(F)	50,762	1,015

South Korea — 0.2%
Kakao	2,662	954

Taiwan — 0.2%
Sea Ltd ADR *	6,333	1,261

United Kingdom — 0.3%
21Vianet Group ADR *	49,861	1,730

Total Foreign Common Stock (Cost $6,893) ($ Thousands)		8,981

	Face Amount (Thousands)

MUNICIPAL BONDS — 1.0%
Puerto Rico — 1.0%
Commonwealth of Puerto Rico, Ser A, GO
5.000%, 07/01/2020 (G)	$5	4
Commonwealth of Puerto Rico, Ser A, GO
8.000%, 07/01/2035 (G)	5,710	3,911
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2022 @ 100
5.500%, 07/01/2026 (B)(G)	5	4
5.500%, 07/01/2039 (G)	325	237
5.250%, 07/01/2023 (B)(G)	30	22
5.125%, 07/01/2037 (G)	20	14
5.000%, 07/01/2032 (G)	5	4
5.000%, 07/01/2041 (G)	705	492
Commonwealth of Puerto Rico, Ser B, GO
4.400%, 07/01/2020 (G)	10	7
4.250%, 07/01/2019 (G)	5	3
Commonwealth of Puerto Rico, Ser C, GO Callable 02/08/2021 @ 100
6.000%, 07/01/2032 (G)	5	3
Commonwealth of Puerto Rico, Ser C, GO Callable 07/01/2021 @ 100
6.500%, 07/01/2040 (G)	5	4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Commonwealth of Puerto Rico, Ser E, GO Callable 07/01/2021 @ 100
5.375%, 07/01/2030 (G)	$5	$4

Total Municipal Bonds (Cost $3,536) ($ Thousands)		4,709

	Shares

PREFERRED STOCK — 0.6%
Consumer Discretionary — 0.0%
Boardriders, 0.000% *(B)(D)	25,646	26

Energy — 0.0%
Crestwood Equity Partners, 9.250% (M)	16,895	126

Financials — 0.5%
FHLMC, 8.375% *(C)	134,140	1,175
FNMA, 8.250% *(C)	133,608	1,147

		2,322

Real Estate — 0.1%
Colony Capital, 7.500% ‡	12,189	290

Total Preferred Stock (Cost $2,564) ($ Thousands)		2,764

	Face Amount (Thousands)

CONVERTIBLE BONDS — 0.3%
Air Canada CV to 65.1337
4.000%, 07/01/2025 (F)	60	88
Aurora Cannabis CV to 11.5308
5.500%, 02/28/2024	127	95
CNX Resources CV to 77.8816
2.250%, 05/01/2026 (F)	150	170
Liberty Latin America CV to 48.4315
2.000%, 07/15/2024	265	252
Liberty Media CV to 16.776
3.750%, 02/15/2030	227	174
Liberty Media CV to 22.947
4.000%, 11/15/2029	217	166
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (F)	340	440
Pebblebrook Hotel Trust CV to 39.2549
1.750%, 12/15/2026	80	85
Royal Caribbean Cruises CV to 13.8672
4.250%, 06/15/2023 (F)	75	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS (continued)
Tilray CV tp 5.9735
5.000%, 10/01/2023	$88	$74

Total Convertible Bonds (Cost $1,484) ($ Thousands)		1,644

ASSET-BACKED SECURITIES — 0.3%

Non-Agency Mortgage-Backed Obligations — 0.0%
CHT Mortgage Trust, Ser 2017-CSMO, Cl F
3.900%, VAR ICE LIBOR USD 1 Month+3.741%, 11/15/2036 (B)(F)	175	168

Other Asset-Backed Securities — 0.3%
Cifc Funding, Ser 2018-4RA, Cl C
3.418%, VAR ICE LIBOR USD 3 Month+3.200%, 10/17/2030 (F)	250	243
Octagon Investment Partners 43, Ser 2019-1A, Cl D
4.115%, VAR ICE LIBOR USD 3 Month+3.900%, 10/25/2032 (F)	250	250
OHA Credit Funding 4, Ser 2019-4A, Cl D
3.966%, VAR ICE LIBOR USD 3 Month+3.750%, 10/22/2032 (F)	250	250
THL Credit Wind River CLO, Ser 2017-2A, Cl DR
2.837%, VAR ICE LIBOR USD 3 Month+2.600%, 10/15/2027 (F)	250	243
Tryon Park CLO, Ser 2018-1A, Cl CR
2.937%, VAR ICE LIBOR USD 3 Month+2.700%, 04/15/2029 (F)	250	248
Venture XVII CLO, Ser 2018-17A, Cl DRR
3.057%, VAR ICE LIBOR USD 3 Month+2.820%, 04/15/2027 (F)	200	187

		1,421

Total Asset-Backed Securities (Cost $1,621) ($ Thousands)		1,589

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS – 0.1%
ACE Convergence Acquisition, Expires 10/03/2027 Strike Price $– *	12,210	$17
ArcLight Clean Transition, Expires 09/25/2027 Strike Price $– *	1,624	4
Ascendant Digital Acquisition, Expires 01/03/2026 Strike Price $– *	7,516	13
Atlantic Avenue Acquisition, Expires 10/09/2027 Strike Price $– *	24,544	27
BowX Acquisition, Expires 01/03/2026 Strike Price $– *	6,867	12
Broadstone Acquisition, Expires 09/18/2028 Strike Price $– *	16,255	18
Burgundy Technology Acquisition, Expires 10/08/2025 Strike Price $– *	27,743	53
D8 Holdings, Expires 08/08/2027 Strike Price $– *	33,544	35
E.Merge Technology Acquisition, Expires 08/02/2025 Strike Price $– *	12,439	19
East Resources Acquisition, Expires 07/04/2027 Strike Price $– *	15,593	18
Fast Acquisition, Expires 08/28/2027 Strike Price $– *	1,524	2
FG New America Acquisition, Expires 09/03/2027 Strike Price $– *	21,579	31
GO Acquisition, Expires 09/03/2027 Strike Price $– *	6,218	9
Guitar Center, Expires 12/30/2027 Strike Price $– *(B)	1,552	–
Holicity, Expires 08/07/2027 Strike Price $– *	2,087	3
HPX, Expires 07/17/2025 Strike Price $– *	4,117	4
Montes Archimedes Acquisition, Expires 01/03/2026 Strike Price $– *	27,738	40
NextGen Acquisition, Expires 01/03/2026 Strike Price $– *	8,594	13
Property Solutions Acquisition, Expires 08/31/2027 Strike Price $– *	99,117	104
Sports Entertainment Acquisition, Expires 11/02/2025 Strike Price $– *	25,701	35

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Tailwind Acquisition, Expires 09/10/2027 Strike Price $– *	19,812	$28
Windstream Services, Expires Strike Price $– *(B)	5,809	71

Total Warrants (Cost $343) ($ Thousands)		556

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION – 0.1%
U.S. Treasury Bills 0.078%, 03/18/2021 (I)	$359	359

Total U.S. Treasury Obligation (Cost $359) ($ Thousands)		359

	Number of Rights

RIGHTS – 0.0%
Celgene Corp CVR *‡‡	2,073	1

Total Rights (Cost $1) ($ Thousands)		1

	Shares

CASH EQUIVALENT – 24.2%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	117,786,780	117,787

Total Cash Equivalent (Cost $117,787) ($ Thousands)		117,787

Total Investments in Securities – 96.1% (Cost $441,357) ($ Thousands)		$467,083

COMMON STOCK SOLD SHORT— (16.7)%
Communication Services – (1.8)%
America Movil SAB de CV ADR, Cl L	(80,231)	$(1,167)
BCE Inc	(18,970)	(811)
China Mobile Ltd ADR	(26,995)	(770)
Cogent Communications Holdings Inc	(9,638)	(577)
Live Nation Entertainment Inc *	(4,186)	(308)
New York Times Co/The, Cl A	(18,278)	(946)
Omnicom Group Inc	(8,458)	(527)
Snap, Cl A *	(15,201)	(761)
Verizon Communications Inc	(19,028)	(1,118)
Warner Music Group, Cl A	(28,242)	(1,073)
Z Holdings Corp	(92,900)	(562)

		(8,620)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Consumer Discretionary – (3.5)%
Abercrombie & Fitch Co, Cl A	(23,936)	$(487)
American Axle & Manufacturing Holdings Inc *	(19,551)	(163)
AutoNation Inc *	(11,415)	(797)
Brunswick Corp/DE	(11,288)	(861)
Camping World Holdings Inc, Cl A	(27,439)	(715)
CarMax Inc *	(8,110)	(766)
CarParts.com Inc *	(20,667)	(256)
Carvana Co, Cl A *	(1,029)	(246)
Cheesecake Factory Inc/The	(2,513)	(93)
Dick’s Sporting Goods Inc	(15,460)	(869)
Domino’s Pizza Inc	(1,854)	(711)
Expedia Group Inc	(3,753)	(497)
Grand Canyon Education Inc *	(6,417)	(597)
H&R Block Inc	(46,949)	(745)
Hibbett Sports Inc *	(10,453)	(483)
Hilton Worldwide Holdings Inc	(6,906)	(768)
Hyatt Hotels Corp, Cl A	(10,390)	(771)
Las Vegas Sands Corp	(12,901)	(769)
Macy’s Inc	(43,957)	(494)
MarineMax Inc *	(6,527)	(229)
Nautilus *	(14,104)	(256)
Nordstrom Inc	(9,984)	(312)
Norwegian Cruise Line Holdings Ltd *	(29,945)	(761)
Papa John’s International Inc, Cl A	(4,140)	(351)
Peloton Interactive Inc, Cl A *	(6,617)	(1,004)
PVH Corp	(4,097)	(385)
RH *	(1,687)	(755)
Royal Caribbean Cruises Ltd	(10,396)	(776)
Vail Resorts Inc	(902)	(252)
Whirlpool Corp	(1,728)	(312)
Workhorse Group Inc *	(19,196)	(380)

		(16,861)

Consumer Staples – (0.5)%
Campbell Soup Co	(17,251)	(834)
J M Smucker Co/The	(7,291)	(843)
SpartanNash Co	(38,450)	(669)

		(2,346)

Energy – (0.3)%
Exxon Mobil Corp	(18,409)	(759)
Pioneer Natural Resources Co	(6,675)	(760)

		(1,519)

Financials – (2.2)%
Aon PLC, Cl A	(26,112)	(5,517)
Comerica Inc	(2,953)	(165)
Discover Financial Services	(8,489)	(768)
FactSet Research Systems Inc	(1,218)	(405)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Morgan Stanley	(3,364)	$(231)
Raymond James Financial Inc	(2,657)	(254)
S&P Global Inc	(7,003)	(2,302)
T Rowe Price Group Inc	(5,067)	(767)
Zions Bancorp NA	(3,751)	(163)

		(10,572)

Health Care – 0.0%
AstraZeneca PLC ADR	(1,759)	(88)

Industrials – (1.8)%
A O Smith Corp	(6,817)	(374)
American Airlines Group Inc	(31,518)	(497)
ArcBest Corp	(21,202)	(905)
Boeing Co/The	(3,555)	(761)
Caterpillar Inc, Cl A	(4,221)	(768)
Hexcel Corp, Cl A	(1,096)	(53)
Lennox International Inc	(2,390)	(655)
Masco Corp	(12,637)	(694)
Plug Power Inc *	(14,234)	(483)
Roper Technologies Inc	(1,088)	(469)
Simpson Manufacturing Co Inc	(7,645)	(714)
Spirit Airlines Inc *	(31,021)	(758)
Uber Technologies Inc *	(14,623)	(746)
United Airlines Holdings Inc *	(17,107)	(740)

		(8,617)

Information Technology – (6.3)%
Accenture PLC, Cl A	(1,707)	(446)
Advanced Micro Devices Inc *	(106,457)	(9,763)
Akamai Technologies Inc *	(6,677)	(701)
Analog Devices Inc	(13,139)	(1,941)
Anaplan Inc *	(5,880)	(423)
Autodesk Inc, Cl A *	(1,974)	(603)
Automatic Data Processing Inc	(3,277)	(577)
BigCommerce Holdings Inc *	(7,845)	(503)
Broadridge Financial Solutions Inc	(4,607)	(706)
Canon Inc	(44,800)	(858)
Check Point Software Technologies Ltd *	(5,792)	(770)
Cisco Systems Inc	(12,578)	(563)
Corsair Gaming *	(19,556)	(708)
Enphase Energy Inc *	(1,360)	(239)
International Business Machines Corp	(7,903)	(995)
Jack Henry & Associates Inc	(3,506)	(568)
JFrog *	(10,115)	(636)
JinkoSolar Holding ADR *	(7,363)	(456)
Logitech International	(9,917)	(964)
Marvell Technology Group Ltd	(6,759)	(321)
Medallia Inc *	(16,357)	(543)
Palantir Technologies, Cl A *	(27,257)	(642)

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Paycom Software Inc *	(1,697)	$(767)
PTC Inc *	(5,181)	(620)
salesforce.com Inc *	(9,416)	(2,095)
Splunk Inc *	(2,586)	(439)
Wix.com Ltd *	(2,993)	(748)
Workday Inc, Cl A *	(3,992)	(957)
Yext *	(27,318)	(429)
Zscaler Inc *	(3,279)	(655)

		(30,636)

Materials – 0.0%
Commercial Metals Co, Cl A	(10,258)	(211)

Real Estate – (0.3)%
Digital Realty Trust Inc, Cl A	(6,077)	(848)
Iron Mountain Inc	(26,055)	(768)
Macerich Co/The	(5,444)	(58)

		(1,674)

Total Common Stock Sold Short (Proceeds $77,254) ($ Thousands)		(81,144)

	Face Amount (Thousands)

CORPORATE OBLIGATIONS SOLD SHORT – (3.5)%
Communication Services – (0.3)%
Front Range BidCo
6.125%, 03/01/2028 (F)	$(476)	(503)
Gray Television
7.000%, 05/15/2027 (F)	(177)	(194)
Outfront Media Capital
5.000%, 08/15/2027 (F)	(545)	(555)

		(1,252)

Consumer Discretionary – (1.4)%
American Axle & Manufacturing
6.875%, 07/01/2028	(154)	(166)
6.250%, 04/01/2025	(350)	(362)
6.250%, 03/15/2026	(41)	(42)
Aramark Services
6.375%, 05/01/2025 (F)	(84)	(90)
5.000%, 02/01/2028 (F)	(640)	(674)
Goodyear Tire & Rubber
5.000%, 05/31/2026	(413)	(420)
4.875%, 03/15/2027	(358)	(366)
MGM Resorts International
5.500%, 04/15/2027	(500)	(557)
4.625%, 09/01/2026	(900)	(952)
Michaels Stores
4.750%, 10/01/2027 (F)	(140)	(144)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS SOLD SHORT (continued)
Nordstrom
4.375%, 04/01/2030	$(221)	$(218)
Radiate Holdco
6.500%, 09/15/2028 (F)	(400)	(422)
Terrier Media Buyer
8.875%, 12/15/2027 (F)	(633)	(698)
Wynn Las Vegas
5.250%, 05/15/2027 (F)	(445)	(459)
Wynn Resorts Finance
5.125%, 10/01/2029 (F)	(168)	(176)
ZF Finance GmbH MTN
3.750%, 09/21/2028	(94)	(123)
3.000%, 09/21/2025	(500)	(632)

		(6,501)

Consumer Staples – (0.3)%
Del Monte Foods
11.875%, 05/15/2025 (F)	(111)	(126)
Dufry One BV
2.000%, 02/15/2027	(600)	(686)
US Foods
5.875%, 06/15/2024 (F)	(290)	(294)

		(1,106)

Energy – (0.5)%
Apache
4.375%, 10/15/2028	(303)	(315)
Continental Resources
5.750%, 01/15/2031 (F)	(111)	(123)
4.375%, 01/15/2028	(70)	(72)
Crestwood Midstream Partners
5.625%, 05/01/2027 (F)	(176)	(174)
CrownRock
5.625%, 10/15/2025 (F)	(84)	(86)
DCP Midstream Operating
5.625%, 07/15/2027	(70)	(78)
Hilcorp Energy I
6.250%, 11/01/2028 (F)	(56)	(57)
MEG Energy
7.125%, 02/01/2027 (F)	(88)	(91)
PBF Logistics
6.875%, 05/15/2023	(25)	(24)
QEP Resources
5.625%, 03/01/2026	(200)	(219)
Southwestern Energy
8.375%, 09/15/2028	(96)	(104)
7.750%, 10/01/2027	(202)	(218)
7.500%, 04/01/2026	(224)	(235)
Targa Resources Partners
6.875%, 01/15/2029	(132)	(149)
6.500%, 07/15/2027	(500)	(543)
Western Midstream Operating
5.050%, 02/01/2030	(123)	(138)

		(2,626)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS SOLD SHORT (continued)
Financials – (0.1)%
Sabre GLBL
9.250%, 04/15/2025 (F)	$(105)	$(125)
7.375%, 09/01/2025 (F)	(146)	(159)
Tempo Acquisition
6.750%, 06/01/2025 (F)	(159)	(164)

		(448)

Health Care – 0.0%
Global Medical Response
6.500%, 10/01/2025 (F)	(117)	(122)

Industrials – (0.3)%
Arconic
6.125%, 02/15/2028 (F)	(233)	(251)
Brand Industrial Services
8.500%, 07/15/2025 (F)	(554)	(566)
Builders FirstSource
5.000%, 03/01/2030 (F)	(175)	(190)
Herc Holdings
5.500%, 07/15/2027 (F)	(56)	(59)
Rolls-Royce
5.750%, 10/15/2027 (F)	(83)	(92)
Spirit AeroSystems
7.500%, 04/15/2025 (F)	(356)	(382)

		(1,540)

Information Technology – (0.3)%
CommScope
8.250%, 03/01/2027 (F)	(400)	(427)
Diebold Nixdorf
9.375%, 07/15/2025 (F)	(188)	(211)
Presidio Holdings
4.875%, 02/01/2027 (F)	(56)	(59)
Seagate HDD Cayman
3.125%, 07/15/2029 (F)	(138)	(138)
Western Digital
4.750%, 02/15/2026	(500)	(552)

		(1,387)

Materials – (0.2)%
Mauser Packaging Solutions Holding
5.500%, 04/15/2024 (F)	(500)	(510)
Olin
5.625%, 08/01/2029	(98)	(106)
5.125%, 09/15/2027	(83)	(87)
Trivium Packaging Finance BV
8.500%, 08/15/2027 (F)	(600)	(657)

		(1,360)

Real Estate – 0.0%
Outfront Media Capital
4.625%, 03/15/2030 (F)	(111)	(113)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS SOLD SHORT (continued)
Utilities – (0.1)%
Calpine
5.000%, 02/01/2031 (F)	$(77)	$(80)
4.625%, 02/01/2029 (F)	(232)	(239)
PG&E
5.000%, 07/01/2028	(223)	(237)

		(556)

Total Corporate Obligations Sold Short (Proceeds $16,136) ($ Thousands)		(17,011)

	Shares

EXCHANGE TRADED FUNDS SOLD SHORT – (2.8)%
Exchange Traded Funds – (2.8)%
iShares Russell 2000 ETF	(19,312)	(3,786)
SPDR S&P 500 ETF Trust	(23,651)	(8,843)
Technology Select Sector SPDR Fund	(1,186)	(154)
VanEck Vectors Semiconductor ETF	(3,691)	(806)

Total Exchange Traded Funds Sold Short (Proceeds $13,359) ($ Thousands)		(13,589)

FOREIGN COMMON STOCK SOLD SHORT – (0.7)%

China – (0.1)%
GSX Techedu ADR *	(6,900)	(357)

Denmark – (0.1)%
Demant A/S *	(16,968)	(671)

Germany – (0.2)%
TeamViewer *	(17,841)	(957)

Japan – (0.1)%
Rakuten Inc	(77,000)	(741)

Switzerland – (0.2)%
Temenos AG	(6,288)	(880)

Total Foreign Common Stock Sold Short (Proceeds $3,266) ($ Thousands)		(3,606)

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS SOLD SHORT – (0.1)%
U.S. Treasury Notes
0.875%, 11/15/30		$(467)	$(465)
0.250%, 10/31/25		(56)	(56)

Total U.S. Treasury Obligations (Proceeds $523) ($ Thousands)			(521)

SOVEREIGN DEBT – (0.1)%
Altice Financing 2.250%, 01/15/25	EUR	(201)	(237)
Centurion Bidco 5.875%, 09/30/26		(142)	(179)

Total Sovereign Debt (Proceeds $398) ($ Thousands)			(416)

Total Investments Sold Short – (23.9)% (Proceeds $110,936) ($ Thousands)			$(116,287)

	Contracts

PURCHASED OPTIONS* – 0.2%
Total Purchased Options (N) (Cost $831) ($ Thousands)		3,055	$691

WRITTEN OPTIONS* – (0.1)%
Total Written Options (N) (Premiums Received $586) ($ Thousands)		(978)	$(496)

A list of the open option contracts held by the Fund at December 31, 2020 is as follows:

Description	Number of Contracts	Notional Amount (Thousands) ††	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS – 0.1%

Put Options
Advanced Micro Devices Inc*	106	$13	$72.50	1/16/2021	$1
Advanced Micro Devices Inc*	89	5	65.00	1/16/2021	–
Advanced Micro Devices Inc*	89	2	55.00	1/16/2021	–
Advanced Micro Devices Inc*	71	8	70.00	1/16/2021	1
CIIG Merger Corp*	109	2	20.00	1/16/2021	3
CIIG Merger Corp*	22	3	20.00	2/20/2021	3
CIIG Merger Corp*	16	1	22.50	1/16/2021	1
CIIG Merger Corp*	27	2	17.50	2/20/2021	2
Concho Resources Inc*	69	9	55.00	1/16/2021	5
DuPont de Nemours Inc*	54	6	60.00	1/16/2021	1
GEO Group Inc*	84	2	8.00	1/16/2021	1
iShares iBoxx $ High Yield Corporate Bond ETF*	896	17	85.00	1/16/2021	1
Luminar Technologies Inc*	22	2	25.00	1/16/2021	1
Luminar Technologies Inc*	22	3	20.00	2/20/2021	2
Macy’s Inc*	59	3	8.00	2/20/2021	1
Morgan Stanley*	54	7	57.50	1/16/2021	–
Morgan Stanley*	19	3	60.00	1/16/2021	–
Prevail Therapeutics Inc*	97	1	15.00	1/16/2021	1
QuantumScape Corp*	16	2	30.00	2/20/2021	2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands) ††	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS (continued)
QuantumScape Corp*	16	$1	$25.00	2/20/2021	$1
Romeo Power Inc*	15	2	20.00	1/16/2021	3
S&P 500 Index*	78	368	3,680.00	1/16/2021	325
S&P 500 Index*	19	47	3,480.00	2/20/2021	45
S&P 500 Index*	19	112	3,680.00	2/20/2021	102
S&P 500 Index*	78	134	3,480.00	1/16/2021	132
SPDR® S&P® Oil & Gas Exploration & Production ETF*	25	6	53.00	1/16/2021	1
Switchback Energy Acquistion Corp*	33	3	20.00	2/20/2021	3
TransDigm Group*	2	5	500.00	2/20/2021	1
Velodyne Lidar Inc*	20	3	17.50	2/20/2021	3
Velodyne Lidar Inc*	2	–	15.00	2/20/2021	–

		772			642

Call Options
Churchill Capital Corp*	55	2	10.00	1/16/2021	2
Ford Mortor Co*	89	4	10.00	2/20/2021	1
General Motors Co*	10	3	40.00	3/20/2021	4
Genworth Financial Inc*	158	4	4.00	1/16/2021	–
Marvell Technology Group Ltd*	66	6	55.00	2/20/2021	5
Marvell Technology Group Ltd*	155	10	55.00	1/16/2021	2
TEGNA Inc*	82	2	15.00	1/16/2021	1
World Fuel Services Corp*	130	16	55.00	3/20/2021	19
World Fuel Services Corp*	82	12	55.00	4/17/2021	15

		59			49

Total Purchased Options		$831			$691

WRITTEN OPTIONS – (0.1)%

Put Options
iShares iBoxx $ High Yield Corporate Bond ETF*	(759)	$(4)	84.00	01/16/21	$(1)
S&P 500 Index*	(38)	(143)	3,580.00	02/20/21	(125)
S&P 500 Index*	(156)	(437)	3,580.00	01/16/21	(370)
SPDR® S&P® Oil & Gas Exploration & Production ETF*	(25)	(2)	45.00	01/16/21	–

Total Written Options		$(586)			$(496)

++Represents Cost

A list of the open future contracts held by the Fund at December 31, 2020 is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	(10)	Mar-2021	$(1,827)	$(1,874)	$(47)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2020 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	03/17/21	RUB	10,439	USD	141	$1
Barclays PLC	01/15/21	USD	1,330	TRY	10,615	92
Barclays PLC	03/05/21	CAD	100	USD	78	(1)
Barclays PLC	03/05/21	EUR	390	USD	469	(9)
Barclays PLC	03/17/21	USD	258	EUR	212	2

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	03/17/21	USD	303	PLN	1,114	$(3)
BNYMellon	02/18/21	JPY	106,368	CAD	183,913	(82)
Deutsche Bank	01/15/21	USD	642	RUB	47,273	(4)
Deutsche Bank	01/15/21	USD	1,455	ZAR	22,036	42
Deutsche Bank	03/17/21	RUB	86,661	USD	1,173	11
Goldman Sachs	01/20/21	USD	522	CAD	677	9
Goldman Sachs	01/20/21	USD	857	ILS	2,850	31
Goldman Sachs	02/02/21	USD	324	BRL	1,751	13
Goldman Sachs	02/02/21	BRL	9,486	USD	1,733	(93)
Goldman Sachs	02/17/21	USD	35	JPY	3,689	1
Goldman Sachs	02/17/21	USD	297	KRW	328,786	5
Goldman Sachs	02/17/21	KRW	417,896	USD	386	1
Goldman Sachs	02/17/21	KRW	3,053,033	USD	2,752	(56)
Goldman Sachs	02/18/21	CNH	12,871	USD	1,937	(38)
HSBC	01/20/21	CAD	1,370	USD	1,033	(42)
HSBC	02/17/21	USD	1,204	JPY	125,665	14
HSBC	02/17/21	JPY	14,461	USD	138	(2)
HSBC	02/18/21	CNH	1,061	USD	162	(1)
HSBC	02/18/21	USD	1,265	CNH	8,385	22
HSBC	03/17/21	EUR	429	USD	523	(3)
JPMorgan Chase Bank	01/20/21	CAD	253	USD	191	(8)
JPMorgan Chase Bank	02/17/21	USD	650	JPY	67,946	8
JPMorgan Chase Bank	03/17/21	USD	562	CHF	497	2
JPMorgan Chase Bank	03/17/21	USD	634	CNH	4,167	4
JPMorgan Chase Bank	03/17/21	EUR	1,414	USD	1,722	(11)
JPMorgan Chase Bank	03/17/21	ZAR	9,535	USD	623	(20)
JPMorgan Chase Bank	03/17/21	RUB	133,124	USD	1,801	16
JPMorgan Chase Bank	03/17/21	IDR	36,814,101	USD	2,581	(51)
Montgomery/Bank of America	01/20/21	USD	213	AUD	293	13
Montgomery/Bank of America	01/20/21	USD	566	ILS	1,902	27
Montgomery/Bank of America	01/20/21	USD	568	CAD	753	23
Montgomery/Bank of America	01/20/21	AUD	956	USD	686	(51)
Montgomery/Bank of America	01/20/21	ILS	1,902	USD	563	(29)
Montgomery/Bank of America	02/17/21	JPY	72,570	USD	694	(9)
Montgomery/Bank of America	03/17/21	USD	158	CHF	140	1
Montgomery/Bank of America	03/17/21	USD	643	EUR	528	4
Morgan Stanley	01/20/21	USD	423	AUD	591	33
Morgan Stanley	01/20/21	USD	504	CAD	664	17
Morgan Stanley	02/17/21	USD	806	JPY	84,235	11
Morgan Stanley	03/17/21	RUB	233,837	USD	3,165	30
State Street	01/20/21	ILS	588	USD	181	(3)
State Street	01/20/21	USD	591	CAD	754	2
State Street	01/20/21	USD	613	ILS	2,079	35
State Street	01/20/21	AUD	643	USD	462	(35)
State Street	01/20/21	CAD	1,805	USD	1,361	(55)
State Street	02/17/21	JPY	331,846	USD	3,178	(38)
State Street	02/18/21	USD	4,274	CNH	28,325	73
State Street	02/18/21	CNH	45,909	USD	6,904	(141)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
State Street	03/17/21	USD	89	CHF	79	$–
State Street	03/17/21	EUR	1,675	USD	2,039	(13)
UBS	01/20/21	CAD	774	USD	584	(24)
UBS	01/20/21	USD	840	ILS	2,853	49
UBS	02/17/21	USD	738	JPY	77,146	9
UBS	02/18/21	CNH	2,223	USD	335	(7)
UBS	03/17/21	CHF	150	USD	169	(1)
UBS	03/17/21	USD	210	CHF	186	1
UBS	03/17/21	USD	2,329	EUR	1,912	14
Westpac Banking	01/20/21	AUD	345	USD	248	(18)
Westpac Banking	01/20/21	USD	1,988	CAD	2,609	61
Westpac Banking	02/18/21	USD	467	CNH	3,090	7
Westpac Banking	03/17/21	USD	76	EUR	62	–
Westpac Banking	03/17/21	GBP	689	USD	919	(23)

						$(187)

A list of open OTC swap agreements held by the Fund at December 31, 2020, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America Merrill Lynch	Indonesia Government Bond	3 MONTH USD - LIBOR + 1%	INDONESIA GOVERNMENT	Semi- Annually	05/21/2021	USD	22,922,000	$188	$–	$188
Deutsche Bank	Indonesia Treasury Bond	3 MONTH USD - LIBOR	INDONESIA GOVERNMENT	Semi- Annually	06/15/2032	USD	10,613,000	81	–	81
Goldman Sachs	NETMARBLE CORP	ASSET RETURN	NETMARBLE CORP	Monthly	12/15/2025	KRW	527	(24)	–	(24)
Goldman Sachs	PROJEKT SA	CD PROJEKT SA	1MLIBOR - 50	Monthly	12/15/2025	PLN	387	27	–	27
Goldman Sachs	Russell 2000 Growth Index Technology	ASSET RETURN	Russell 2000 Growth Index Technology	Monthly	12/15/2025	USD	2,788	(36)	–	(36)
Goldman Sachs	SILERGY CORP	1 MONTH LIBOR + 50	SILERGY CORP	Annually	12/08/2022	USD	(1,079)	36	–	36
Goldman Sachs	WINBOND ELECTRONICS	ASSET RETURN	WINBOND ELECTRONICS	Monthly	12/15/2025	TWD	(1,335)	(259)	–	(259)
Morgan Stanley	BRIDGEBIO PHARMA	ASSET RETURN	BRIDGEBIO PHARMA (S)	Monthly	12/16/2022	USD	266	(41)	–	(41)
Morgan Stanley	CALISEN PLC	1-MONTH USD - LIBOR	CALISEN PLC (L)	Annually	12/09/2022	GBP	(32)	–	–	–
Morgan Stanley	EIDOS THERAPEUTICS	FEDEF-1D	EIDOS THERAPEUTICS(L)	Annually	12/16/2022	USD	(264)	42	–	42
Morgan Stanley	FIAT CHRYSLER	EONIA-1D	FIAT CHRYSLER (S)	Monthly	11/01/2021	EUR	204	(84)	–	(84)
Morgan Stanley	G4S PLC	1-MONTH USD - LIBOR	G4S PLC (L)	Annually	12/09/2022	GBP	(392)	(2)	–	(2)
Morgan Stanley	GENWORTH MI CAND	DISC -1D	GENWORTH MI CAND(L)	Annually	08/23/2021	CAD	(566)	(1)	–	(1)
Morgan Stanley	GRANDVISION NV(L)	EURIB-1M	GRANDVISION NV(L)	Annually	11/01/2021	EUR	(107)	12	–	12
Morgan Stanley	Peugeot SA	EURIB-1M	PEUGEOT S.A. (L)	Annually	11/01/2021	EUR	(88)	39	–	39
Morgan Stanley	RSA INSURANCE GROUP	1-MONTH USD - LIBOR	RSA INSURANCE GROUP(L)	Annually	11/09/2022	GBP	(354)	13	–	13
Morgan Stanley	SIGNATURE AVIATION PLC	1-MONTH USD - LIBOR	SIGNATURE AVIATION PLC	Annually	12/21/2022	GBP	(60)	5	–	5
Morgan Stanley	SILTRONIC NAM	EURIB-1M	SILTRONIC NAM (L)	Annually	12/15/2022	EUR	(378)	8	–	8
Morgan Stanley	WILLIAM HILL PLC	1-MONTH USD - LIBOR	WILLIAM HILL PLC (L)	Annually	11/03/2022	GBP	(233)	–	–	–

								$4	$–	$4

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2020, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
4.398%	1.0 X MXIBTIIE + 0.0 BPS	Monthly	03/15/2023	MXN	33,809	$3	$–	$3
4.911%	1.0 X MXIBTIIE + 0.0 BPS	Monthly	03/11/2026	MXN	31,148	11	–	11
2.839%	1.0 X CNRR007 + 0.0 BPS	Quarterly	03/17/2026	CNY	13,693	19	–	19
5.580%	1.0 X MXIBTIIE + 0.0 BPS	Monthly	03/05/2031	MXN	32,810	16	–	16
1.0 X WIBR6M + 0.0 BPS	1.210%	Semi-Annually	03/17/2031	PLN	2,386	(6)	–	(6)
1.0 X WIBR6M + 0.0 BPS	1.175%	Semi-Annually	03/17/2031	PLN	2,385	(3)	–	(3)
1.0 X WIBR6M + 0.0 BPS	1.295%	Semi-Annually	03/17/2031	PLN	4,844	(22)	–	(22)
1.0 X SORF6M + 0.0 BPS	0.975%	Semi-Annually	03/17/2031	SGD	967	(5)	–	(5)

						$13	$–	$13

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.HY.34	Buy	5.00%	Quarterly	06/20/2025	336	$(30)	$(1)	$(29)
CDX.HY.34	Buy	5.00%	Quarterly	06/20/2025	480	(43)	(3)	(40)
CDX.HY.34	Buy	5.00%	Quarterly	06/20/2025	336	(30)	(1)	(29)
CDX.HY.34	Buy	5.00%	Quarterly	06/20/2025	336	(30)	(1)	(29)
CDX.HY.34	Buy	5.00%	Quarterly	06/20/2025	173	(15)	(1)	(14)
CDX.HY.34	Buy	5.00%	Quarterly	06/20/2025	374	(33)	–	(33)
CDX.HY.35	Buy	5.00%	Quarterly	12/25/2025	1,600	(150)	(133)	(17)
CDX.HY.35	Buy	5.00%	Quarterly	12/25/2025	402	(38)	(24)	(14)
CDX.HY.35	Buy	5.00%	Quarterly	12/25/2025	401	(37)	(29)	(8)
CDX.HY.35	Buy	5.00%	Quarterly	12/25/2025	211	(20)	(19)	(1)
GAP Inc.	Buy	1.00%	Quarterly	06/20/2025	270	10	39	(29)
Kazakhstan	Buy	1.00%	Quarterly	12/20/2024	1,522	(44)	(36)	(8)
Mexico	Buy	1.00%	Quarterly	06/20/2023	1,273	(21)	–	(21)
Mexico	Buy	1.00%	Quarterly	12/20/2023	2,938	(55)	(19)	(36)
Mexico	Buy	1.00%	Quarterly	12/20/2023	458	(8)	3	(11)
Nordstrom	Buy	1.00%	Quarterly	06/20/2025	50	3	3	0
Republic of Turkey	Sell	1.00%	Quarterly	12/20/2022	(654)	(16)	(11)	(5)
Republic of Turkey	Buy	1.00%	Quarterly	06/20/2024	1,709	95	114	(19)
Simon Property Group	Buy	1.00%	Quarterly	06/20/2025	275	(1)	17	(18)
SOAF	Buy	1.00%	Quarterly	12/20/2024	3,425	93	–	93

						$(370)	$(102)	$(268)

Percentages are based on Net Assets of $485,994 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security.
(A)	Security, or a portion thereof, is owned through a holding entity, Bamboo Temple, LLC.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security, or portion thereof, has been pledged as collateral on securities sold short.
(D)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2020 was $1,445 ($ Thousands) and represented 0.3% of the Net Assets of the Fund.

(E)	Securities considered illiquid. The total value of such securities as of December 31, 2020 was $34 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(F)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2020, the value of these securities amounted to $49,465 ($ Thousands), representing 10.2% of the Net Assets of the Fund.

(G)	Security is in default on interest payment.
(H)	Perpetual security with no stated maturity date.
(I)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(J)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(K)	Unsettled bank loan. Interest rate may not be available.
(L)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(M)	Security is a Master Limited Partnership. At December 31, 2020, such securities amounted to $126 ($ Thousands), or 0.0% of the Net Assets of the Fund.
(N)	Refer to table below for details on Options Contracts.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund (Continued)

ADR – American Depositary Receipt

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

Cl – Class

CLO – Collateralized Loan Obligation

CNH – Chinese Yuan Offshore

CNY – Chinese Yuan Onshore

CV – Convertible Security

DAC – Designated Activity Company

EGP – Egyptian Pound

ETF – Exchange-Traded Fund

ETN – Exchange Traded Note

EUR – Euro

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GBP – British Pound Sterling

GO – General Obligation

ICE – Intercontinental Exchange

IDR – Indonesian Rupiah

ILS – Israeli New Sheckels

JPY – Japanese Yen

KRW – Korean Won

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

LLLP – Limited Liability Limited Partnership

L.P. – Limited Partnership

Ltd. – Limited

MTN – Medium Term Note

MXN – Mexican Peso

OTC – Over The Counter

PIK – Payment-in-Kind

PLC – Public Limited Company

PLN – Polish Zloty

RUB – Russian Ruble

S&P– Standard & Poor’s

SGD – Singapore Dollar

Ser – Series

SPDR – Standard & Poor’s Depository Receipt

TRY – Turkish Lira

ULC – Unlimited Liability Company

USD – U.S. Dollar

VAR – Variable Rate

ZAR – South African Rand

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund (Continued)

The following is a list of the levels of inputs used as of December 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	161,876	58	378	162,312
Corporate Obligations	–	77,055	706	77,761
Exchange Traded Funds	49,941	–	–	49,941
Sovereign Debt	–	19,790	–	19,790
Loan Participations	–	15,405	3,484	18,889
Foreign Common Stock	8,981	–	–	8,981
Municipal Bonds	–	4,683	26	4,709
Preferred Stock	2,738	–	26	2,764
Convertible Bonds	–	1,644	–	1,644
Asset-Backed Securities	–	1,421	168	1,589
Warrants	–	485	71	556
U.S. Treasury Obligation	–	359	–	359
Rights	1	–	–	1
Cash Equivalent	117,787	–	–	117,787

Total Investments in Securities	341,324	120,900	4,859	467,083

Securities Sold Short
Common Stock	(81,144)	–	–	(81,144)
Corporate Obligations	–	(17,011)	–	(17,011)
Exchange Traded Funds	(13,589)	–	–	(13,589)
Foreign Common Stock	(3,606)	–	–	(3,606)
U.S. Treasury Obligations	–	(521)	–	(521)
Sovereign Debt	–	(416)	–	(416)

Total Securities Sold Short	(98,339)	(17,948)	–	(116,287)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	691	–	–	691
Written Options	(496)	–	–	(496)
Futures Contracts*
Unrealized Depreciation	(47)	–	–	(47)
Forwards Contracts*
Unrealized Appreciation	–	684	–	684
Unrealized Depreciation	–	(871)	–	(871)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	451	–	451
Unrealized Depreciation	–	(447)	–	(447)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	93	–	93
Unrealized Depreciation	–	(361)	–	(361)
Interest Rate Swaps*
Unrealized Appreciation	–	49	–	49
Unrealized Depreciation	–	(36)	–	(36)

Total Other Financial Instruments	148	(438)	–	(290)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended December 31, 2020 there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Strategy Alternative Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 09/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$78,712	$216,501	$(177,426)	$–	$–	$117,787	117,786,780	$2	$–

Amounts designated as “—” are $0 or have been rounded to $0.

As of December 31, 2020, Multi-Strategy Alternative Fund is the seller (“providing protection”) on a total notional amount of $.6 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	–	$(16,254)	–	–	$(16,254)
Maximum potential amount of future payments	–	654,000	–	–	654,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	–	–	–	–	–
Collateral held by the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$–	$–	$–	$–	$–	$–
101-200	–	–	–	–	–	–
201-300	–	–	654,000	–	–	654,000
301-400	–	–	–	–	–	–
> than 400	–	–	–	–	–	–
Total	$–	$–	$654,000	$–	$–	$654,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 39.6%
U.S. Treasury Bills
0.165%, 01/07/2021 (A)(B)	$64,938	$64,938
0.145%, 01/14/2021 (A)(B)	488	488
0.130%, 01/21/2021 (A)(B)	596	596
0.130%, 01/28/2021 (A)(B)	33,682	33,681
0.125%, 03/11/2021 (B)	71,516	71,506
0.120%, 02/11/2021 (B)	41,696	41,693
0.120%, 02/25/2021 (A)(B)	7,254	7,253
0.120%, 03/18/2021 (B)	24,163	24,160
0.115%, 03/04/2021 (A)(B)	632	632
0.115%, 04/22/2021 (A)(B)	48,070	48,058
0.110%, 04/08/2021 (A)(B)	211,834	211,793
0.110%, 04/29/2021 (A)(B)	39,119	39,108
0.110%, 05/13/2021 (A)(B)	26,963	26,955
0.105%, 03/25/2021 (A)(B)	3,185	3,185
0.100%, 05/20/2021 (B)	7,478	7,476
0.095%, 01/26/2021 (A)(B)	81,000	80,998
0.090%, 05/27/2021 (B)	2,780	2,779
0.090%, 06/03/2021 (B)	4,803	4,801
0.090%, 06/24/2021 (A)(B)	8,379	8,376
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	1,584	2,282
3.625%, 04/15/2028	1,610	2,213
3.375%, 04/15/2032	8,068	12,290
2.500%, 01/15/2029	1,819	2,389
2.375%, 01/15/2025	1,105	1,291
2.375%, 01/15/2027	1,291	1,605
2.125%, 02/15/2040	1,205	1,865
2.125%, 02/15/2041	1,189	1,864
2.000%, 01/15/2026	1,312	1,560
1.750%, 01/15/2028	589	723
1.375%, 02/15/2044	1,117	1,608
1.125%, 01/15/2021	1,190	1,191
1.000%, 02/15/2046	1,099	1,498
1.000%, 02/15/2049	3,622	5,097
0.875%, 01/15/2029	31,705	37,257
0.750%, 07/15/2028	30,715	35,720
0.750%, 02/15/2042	4,609	5,865
0.750%, 02/15/2045	829	1,069
0.625%, 07/15/2021	1,155	1,170
0.625%, 01/15/2024	1,116	1,198
0.625%, 01/15/2026	5,479	6,116
0.625%, 02/15/2043	1,133	1,411
0.500%, 01/15/2028	31,848	36,110
0.375%, 07/15/2023	1,119	1,185
0.375%, 07/15/2025	6,588	7,236
0.375%, 01/15/2027	6,144	6,856
0.375%, 07/15/2027	26,271	29,555
0.250%, 01/15/2025	550	593
0.250%, 07/15/2029	49,982	56,574
0.125%, 04/15/2021	549	551
0.125%, 01/15/2022	575	585

Description	Face Amount (Thousands)		Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 04/15/2022		$7,495	$7,652
0.125%, 07/15/2022		566	584
0.125%, 01/15/2023		6,204	6,445
0.125%, 07/15/2024		5,483	5,871
0.125%, 10/15/2024		6,495	6,964
0.125%, 04/15/2025		806	868
0.125%, 10/15/2025		301	327
0.125%, 07/15/2026		8,299	9,127
0.125%, 01/15/2030		47,061	52,494
0.125%, 07/15/2030		26,101	29,276

Total U.S. Treasury Obligations (Cost $1,041,199) ($ Thousands)			1,064,611

SOVEREIGN DEBT – 15.1%
Andina de Fomento
4.375%, 06/15/2022 (A)		125	132
Asian Development Bank MTN
2.625%, 01/12/2027 (A)		1,750	1,951
2.375%, 08/10/2027 (A)		500	553
2.000%, 04/24/2026 (A)		500	538
1.750%, 08/14/2026 (A)		500	534
Canada Government International Bond
2.000%, 11/15/2022 (A)		375	388
Council of Europe Development Bank
2.625%, 02/13/2023 (A)		500	525
2.500%, 02/27/2024 (A)		750	801
1.625%, 03/16/2021 (A)		500	501
Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 04/15/2030	EUR	41,105	60,385
0.100%, 04/15/2023		7,389	9,301
0.100%, 04/15/2026		8,744	11,617
0.100%, 04/15/2046		4,972	9,048
European Bank for Reconstruction & Development MTN
2.750%, 03/07/2023 (A)		$750	791
2.000%, 02/01/2021 (A)		1,000	1,001
1.875%, 02/23/2022 (A)		375	382
European Investment Bank
4.875%, 02/15/2036 (A)		250	369
3.250%, 01/29/2024 (A)		1,500	1,636
2.625%, 03/15/2024 (A)		1,000	1,076
2.500%, 10/15/2024 (A)		1,000	1,083
2.125%, 04/13/2026 (A)		500	543
1.875%, 02/10/2025 (A)		500	531
Export Development Canada
2.750%, 03/15/2023 (A)		750	792
2.625%, 02/21/2024 (A)		1,375	1,476
2.500%, 01/24/2023 (A)		750	786
French Republic Government Bond OAT
3.400%, 07/25/2029	EUR	2,617	4,578

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.150%, 07/25/2032	EUR	2,588	$4,965
2.100%, 07/25/2023 (C)		1,400	1,856
1.850%, 07/25/2027		15,101	22,689
1.800%, 07/25/2040 (C)		1,198	2,432
1.100%, 07/25/2022		2,838	3,627
0.700%, 07/25/2030 (C)		16,987	25,226
0.250%, 07/25/2024		1,913	2,494
0.100%, 03/01/2021		1,047	1,281
0.100%, 07/25/2021		1,266	1,562
0.100%, 03/01/2025		3,139	4,045
0.100%, 03/01/2028		2,612	3,496
0.100%, 03/01/2029		8,951	12,367
0.100%, 07/25/2036 (C)		4,062	6,099
0.100%, 07/25/2047 (C)		1,033	1,738
Inter-American Development Bank
7.000%, 06/15/2025 (A)		$500	640
3.000%, 10/04/2023 (A)		250	269
3.000%, 02/21/2024 (A)		250	271
2.000%, 06/02/2026 (A)		1,000	1,077
1.875%, 03/15/2021 (A)		500	502
1.750%, 09/14/2022 (A)		1,000	1,027
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/2026 (C)	EUR	4,439	6,611
2.600%, 09/15/2023 (C)		2,987	4,017
2.550%, 09/15/2041 (C)		1,000	1,841
2.350%, 09/15/2024 (C)		2,103	2,877
2.350%, 09/15/2035 (C)		3,127	5,259
2.100%, 09/15/2021 (C)		1,530	1,919
1.300%, 05/15/2028 (C)		1,547	2,123
1.250%, 09/15/2032 (C)		2,045	2,915
0.400%, 05/15/2030 (C)		1,999	2,593
0.100%, 05/15/2022 (C)		2,080	2,577
Korea Development Bank/The
4.625%, 11/16/2021 (A)		$250	259
Korea International Bond
2.750%, 01/19/2027 (A)		1,000	1,094
Nordic Investment Bank
1.250%, 08/02/2021 (A)		500	503
North American Development Bank
2.400%, 10/26/2022 (A)		200	206
Province of Alberta Canada
3.350%, 11/01/2023 (A)		250	271
3.300%, 03/15/2028 (A)		500	577
2.950%, 01/23/2024 (A)		250	269
2.200%, 07/26/2022 (A)		1,000	1,030
Province of British Columbia Canada
6.500%, 01/15/2026 (A)		250	320
2.000%, 10/23/2022 (A)		750	774
Province of Manitoba Canada
3.050%, 05/14/2024 (A)		250	272
2.600%, 04/16/2024 (A)		500	536
2.125%, 05/04/2022 (A)		250	256

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Province of Ontario Canada
3.200%, 05/16/2024 (A)		$250	$273
2.500%, 04/27/2026 (A)		1,000	1,097
2.450%, 06/29/2022 (A)		250	258
2.400%, 02/08/2022 (A)		750	768
2.250%, 05/18/2022 (A)		500	513
2.200%, 10/03/2022 (A)		500	517
2.000%, 10/02/2029 (A)		500	535
Province of Quebec Canada
7.500%, 09/15/2029 (A)		450	680
2.875%, 10/16/2024 (A)		500	546
2.625%, 02/13/2023 (A)		500	525
2.500%, 04/09/2024 (A)		1,000	1,070
2.500%, 04/20/2026 (A)		750	824
Svensk Exportkredit AB MTN
2.875%, 03/14/2023 (A)		1,000	1,056
1.750%, 03/10/2021 (A)		1,000	1,003
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	500	2,602
2.500%, 07/17/2024		340	1,659
2.000%, 01/26/2035		932	3,877
1.875%, 11/22/2022		716	1,071
1.250%, 11/22/2027		9,099	16,485
1.250%, 11/22/2032		10,166	22,058
1.250%, 11/22/2055		459	1,775
1.125%, 11/22/2037		3,492	8,702
0.750%, 03/22/2034		2,281	4,885
0.750%, 11/22/2047		567	1,682
0.625%, 03/22/2040		4,078	9,997
0.625%, 11/22/2042		1,939	5,045
0.500%, 03/22/2050		690	2,046
0.375%, 03/22/2062		499	1,819
0.250%, 03/22/2052		1,216	3,560
0.125%, 03/22/2024		1,214	1,826
0.125%, 03/22/2026		1,709	2,738
0.125%, 08/10/2028		7,905	13,650
0.125%, 03/22/2029		5,826	10,220
0.125%, 03/22/2044		2,307	5,641
0.125%, 08/10/2048		1,606	4,292
0.125%, 03/22/2058		1,725	5,472
0.125%, 11/22/2065		1,130	4,218
0.125%, 03/22/2068		2,947	11,843

Total Sovereign Debt (Cost $355,894) ($ Thousands)			404,908

		Shares

FOREIGN COMMON STOCK – 2.5%
Australia – 0.1%
Afterpay *		485	44
AGL Energy Ltd		11,836	109

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
AMP Ltd *	26,830	$32
Ampol	9,474	208
APA Group	22,955	171
ASX Ltd	1,383	77
Aurizon Holdings Ltd	21,309	64
AusNet Services	121,425	164
Brambles Ltd	4,589	37
CIMIC Group Ltd *	2,946	55
Coca-Cola Amatil Ltd	13,155	131
Cochlear Ltd *	834	122
Computershare Ltd	8,847	100
Crown Resorts Ltd	10,576	79
CSL Ltd	423	92
Lendlease Group ‡	3,959	40
Northern Star Resources Ltd	10,849	106
Oil Search Ltd	44,079	126
Orica Ltd	4,582	54
Origin Energy Ltd	26,344	97
REA Group Ltd	1,032	119
Santos Ltd	27,255	132
SEEK Ltd	3,243	71
Sonic Healthcare Ltd	4,379	109
Tabcorp Holdings Ltd	30,312	91
Telstra Corp Ltd, Cl B	53,641	123
TPG Telecom *	15,717	88
Treasury Wine Estates Ltd	13,519	98
Washington H Soul Pattinson & Co Ltd	3,573	83
Wesfarmers Ltd	1,419	55
WiseTech Global	2,479	59
Woodside Petroleum Ltd	8,953	157
Woolworths Group Ltd	6,248	190

		3,283

Austria – 0.0%
Erste Group Bank AG	2,047	63
OMV AG	2,664	107
Verbund AG ‡	1,734	148

		318

Belgium – 0.0%
Ageas	1,537	82
Anheuser-Busch InBev SA/NV	1,152	80
Argenx *	261	77
Groupe Bruxelles Lambert SA	357	36
KBC Group NV *	780	55
Proximus SADP	11,315	225
UCB SA, Cl A	560	58

		613

Canada – 0.3%
Agnico Eagle Mines Ltd	1,001	70
Algonquin Power & Utilities Corp	24,181	398

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Alimentation Couche-Tard Inc, Cl B	1,594	$54
AltaGas Ltd	5,402	79
Atco Ltd/Canada, Cl I	4,301	123
Bank of Nova Scotia/The, Cl C	1,590	86
Barrick Gold Corp	5,117	116
Bausch Health Cos Inc *	2,723	56
BCE Inc	6,461	276
BlackBerry Ltd *	8,664	57
Cameco Corp	14,669	196
Canadian Natural Resources Ltd	3,289	79
Canadian Pacific Railway Ltd	271	94
Canadian Tire Corp Ltd, Cl A	758	100
Canadian Utilities Ltd, Cl A	7,703	188
Canopy Growth Corp *	1,708	42
CCL Industries Inc, Cl B	2,082	94
CGI Inc, Cl A *	1,997	158
CI Financial Corp	3,354	41
Constellation Software Inc/Canada	100	130
Dollarama Inc	1,227	50
Emera Inc	7,106	302
Empire Co Ltd, Cl A	6,029	165
Enbridge Inc	7,000	224
First Quantum Minerals Ltd (Canada)	2,143	38
Fortis Inc/Canada	10,888	444
Franco-Nevada Corp	892	112
George Weston Ltd	1,417	106
Gildan Activewear Inc *	2,328	65
Hydro One Ltd	14,737	331
iA Financial Corp Inc	540	23
Imperial Oil Ltd	4,941	94
Inter Pipeline Ltd	9,895	92
Keyera	5,373	95
Kinross Gold Corp	6,886	51
Loblaw Cos Ltd	7,305	360
Magna International Inc, Cl A	1,415	100
Metro Inc/CN, Cl A	10,610	473
Nutrien Ltd	1,332	64
Onex Corp	820	47
Open Text Corp	2,952	134
Parkland	2,087	66
Pembina Pipeline	5,103	121
Restaurant Brands International Inc	1,026	63
Rogers Communications Inc, Cl B	3,644	170
Royal Bank of Canada	1,066	88
Saputo Inc	4,704	132
Shaw Communications Inc, Cl B	6,821	120
Shopify Inc, Cl A *	63	71
Suncor Energy Inc	4,386	74
TC Energy Corp	4,998	203
TELUS Corp	8,437	167
Thomson Reuters	1,656	135
Toronto-Dominion Bank/The	1,857	105

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Wheaton Precious Metals Corp	1,963	$82
WSP Global Inc	1,000	95

		7,499

China – 0.0%
Sands China Ltd *	18,800	83

Denmark – 0.1%
Ambu A/S, Cl B	4,155	180
Carlsberg A/S, Cl B	1,017	163
Chr Hansen Holding A/S *	903	93
Coloplast A/S, Cl B	1,334	204
Danske Bank A/S *	4,552	75
Demant A/S *	2,181	86
DSV A/S	468	79
Genmab A/S *	197	80
GN Store Nord A/S	902	72
H Lundbeck A/S, Cl H	2,569	88
Novo Nordisk A/S, Cl B	1,755	123
Novozymes A/S, Cl B	2,193	126
Orsted A/S	1,151	235
Pandora A/S *	660	74
Tryg A/S	3,506	111

		1,789

Finland – 0.0%
Elisa Oyj	5,330	293
Fortum Oyj	5,767	139
Neste Oyj	2,790	202
Nokia Oyj *	27,055	104
Orion Oyj, Cl B	2,179	100
UPM-Kymmene Oyj, Cl V	1,682	63

		901

France – 0.1%
Aeroports de Paris, Cl A *	373	48
Air Liquide SA	839	138
Arkema SA	736	84
Atos SE *	672	61
BioMerieux	1,592	225
Bouygues SA	892	37
Capgemini SE	433	67
Carrefour SA	6,251	107
Covivio ‡	434	40
Dassault Systemes SE	328	67
Edenred	1,268	72
Electricite de France SA *	8,558	135
Engie SA *	7,170	110
Getlink SE *	4,624	80
Iliad SA	643	132
Ipsen SA	596	50
Kering	119	87

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Legrand SA	1,748	$156
L’Oreal SA	545	207
LVMH Moet Hennessy Louis Vuitton SE	84	52
Natixis SA *	8,090	28
Orange SA	24,112	287
Orpea *	727	96
Pernod Ricard SA	684	131
Publicis Groupe SA	2,651	132
Remy Cointreau SA	674	126
Sanofi	904	87
SCOR SE *	1,457	47
Sodexo SA *	1,245	105
STMicroelectronics NV	1,562	58
Suez	7,348	146
Thales SA, Cl A	220	20
TOTAL SA	2,344	101
Ubisoft Entertainment SA *	1,282	124
Valeo SA	1,298	51
Veolia Environnement SA	5,206	127
Vinci SA	720	72
Vivendi SA	5,328	172
Wendel SA	480	58
Worldline SA/France *	865	84

		4,007

Germany – 0.1%
adidas AG *	308	112
Allianz SE	347	85
Beiersdorf AG	1,765	204
Brenntag AG	527	41
Carl Zeiss Meditec AG	1,160	155
Commerzbank AG *	2,444	16
Continental AG	286	42
Covestro AG	1,507	93
Delivery Hero SE *	598	93
Deutsche Boerse AG	198	34
Deutsche Telekom AG	6,455	118
Deutsche Wohnen SE ‡	1,750	93
E.ON SE *	13,577	151
GEA Group AG	1,568	56
Hannover Rueck SE	313	50
HeidelbergCement AG	879	66
Henkel AG & Co KGaA	1,543	149
Infineon Technologies AG	1,964	76
Merck KGaA	757	130
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	274	81
QIAGEN NV *	3,235	168
RWE AG *	3,275	138
Siemens Healthineers AG	1,867	96
Symrise AG, Cl A	1,058	140
TeamViewer *	1,526	82

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Telefonica Deutschland Holding AG	34,091	$94
Uniper SE	3,925	136
United Internet AG	1,752	74
Volkswagen AG	147	31
Zalando SE *	783	87

		2,891

Hong Kong – 0.1%
AIA Group Ltd	6,600	81
ASM Pacific Technology Ltd	10,328	136
Budweiser Brewing APAC	35,200	116
CK Asset Holdings Ltd ‡	5,708	29
CK Hutchison Holdings Ltd	28,208	197
CK Infrastructure Holdings Ltd	22,000	118
CLP Holdings Ltd, Cl B	35,338	327
Galaxy Entertainment Group Ltd *	10,000	78
HK Electric Investments & HK Electric Investments Ltd	290,000	285
HKT Trust & HKT Ltd	208,010	270
Hong Kong & China Gas Co Ltd	137,714	206
Melco Resorts & Entertainment Ltd ADR *	3,036	56
PCCW Ltd	286,649	173
Power Assets Holdings Ltd	44,474	241
SJM Holdings Ltd	33,000	37
Swire Properties Ltd ‡	18,400	53
Techtronic Industries Co Ltd	6,501	93
WH Group Ltd	111,000	93
Wynn Macau Ltd *	27,600	46

		2,635

Ireland – 0.0%
CRH PLC	355	15
Flutter Entertainment PLC *	353	72
James Hardie Industries PLC *	2,747	81
Kerry Group PLC, Cl A	1,065	154

		322

Israel – 0.0%
Azrieli Group Ltd ‡	1,204	77
Bank Leumi Le-Israel BM	11,928	70
Elbit Systems Ltd	527	69
International Flavors & Fragrances Inc	1	–
Nice Ltd *	238	67
Teva Pharmaceutical Industries Ltd ADR *	5,833	56

		339

Italy — 0.1%
Assicurazioni Generali SpA	5,334	93
Atlantia SpA *	3,095	56
Ferrari NV	156	36
Fiat Chrysler Automobiles NV *	4,810	86
Infrastrutture Wireless Italiane	16,564	201

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Intesa Sanpaolo SpA *	22,601	$53
Moncler SpA *	390	24
Nexi *	4,854	97
Poste Italiane SpA	8,102	83
Recordati SpA	3,108	173
Snam SpA	34,507	194
Telecom Italia SpA/Milano	154,497	71
Tenaris SA	3,361	27
Terna Rete Elettrica Nazionale SpA	30,067	230

		1,424

Japan – 1.0%
ABC-Mart Inc, Cl H	1,500	83
Advantest Corp	1,200	90
Aeon Co Ltd, Cl H	7,400	243
Air Water Inc	6,100	108
Aisin Seiki Co Ltd	1,500	45
Ajinomoto Co Inc	30,600	693
Alfresa Holdings Corp	6,100	112
ANA Holdings Inc *	5,500	121
Asahi Group Holdings Ltd	2,900	119
Asahi Intecc Co Ltd	3,700	135
Asahi Kasei Corp	9,000	92
Astellas Pharma Inc	4,700	73
Bandai Namco Holdings Inc	800	69
Bank of Kyoto Ltd/The	300	16
Calbee Inc	7,900	238
Canon Inc	1,900	36
Casio Computer	4,900	90
Central Japan Railway Co	400	56
Chiba Bank Ltd/The, Cl B	2,600	14
Chubu Electric Power Co Inc	34,100	411
Chugai Pharmaceutical Co Ltd	2,700	144
Chugoku Electric Power Co Inc/The	88,300	1,034
Coca-Cola Bottlers Japan Inc	8,200	128
Concordia Financial Group Ltd	18,000	63
CyberAgent Inc	3,200	220
Dai Nippon Printing Co Ltd	3,300	59
Dai-ichi Life Holdings	5,400	81
Daiichi Sankyo Co Ltd	3,300	113
Daito Trust Construction Co Ltd	900	84
Daiwa House Industry Co Ltd ‡	2,400	71
Daiwa House Investment Corp ‡	42	104
Dentsu Group Inc	3,500	104
Disco	500	168
Eisai Co Ltd	1,600	114
FUJIFILM Holdings Corp	3,500	184
GLP J-Reit ‡	44	69
GMO Payment Gateway Inc	600	80
Hakuhodo DY Holdings Inc	3,400	47
Hamamatsu Photonics	1,500	86
Hankyu Hanshin Holdings Inc	3,600	120

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Hino Motors Ltd	8,200	$70
Hirose Electric Co Ltd	882	134
Hisamitsu Pharmaceutical	1,700	101
Hitachi Metals Ltd *	3,300	50
Hoya Corp	800	111
Ibiden	1,500	70
Idemitsu Kosan Co Ltd	12,498	275
Iida Group Holdings	5,600	113
Inpex Corp	19,800	107
IT Holdings	4,800	98
Ito En	2,900	183
ITOCHU Corp	3,700	106
Itochu Techno-Solutions Corp	2,800	100
Japan Post Bank Co Ltd	7,900	65
Japan Real Estate Investment Corp ‡	53	306
Japan Retail Fund Investment Corp, Cl A ‡	32	58
Japan Tobacco Inc	6,700	136
JFE Holdings *	14,700	141
JSR Corp	3,200	89
JXTG Holdings Inc	49,100	176
Kakaku.com Inc	4,300	118
Kansai Electric Power Co Inc/The	64,000	604
Kansai Paint Co Ltd	3,000	92
Kao Corp	1,800	139
KDDI Corp	8,800	261
Keikyu Corp	4,000	69
Keio Corp	1,600	124
Keyence	200	112
Kikkoman Corp	900	62
Kirin Holdings Co Ltd	6,000	141
Kobe Bussan	3,500	108
Komatsu Ltd	7,000	191
Konami Holdings Corp	3,000	169
Kose	900	153
Kubota	900	20
Kyocera Corp	1,500	92
Kyowa Hakko Kirin Co Ltd	5,200	142
Kyushu Electric Power Co Inc	37,800	325
Lasertec Corp	700	82
Lawson Inc	8,000	372
LIXIL Group Corp	3,000	65
M3 Inc *	1,200	113
Marubeni Corp	14,900	99
Marui Group	6,700	118
McDonald’s Holdings Co Japan Ltd	1,723	83
Medipal Holdings Corp	6,800	128
MEIJI Holdings Co Ltd	2,000	141
Mercari *	1,200	53
Mitsubishi Chemical Holdings Corp, Cl B	20,700	125
Mitsui Chemicals Inc	1,800	53
Mitsui Fudosan Co Ltd ‡	2,500	52
Murata Manufacturing Co Ltd	1,500	135

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Nabtesco Corp	1,500	$66
Nagoya Railroad Co Ltd *	2,200	58
NEC Corp	3,300	177
Nexon Co Ltd	5,800	179
NGK Spark Plug Co Ltd	5,500	94
NH Foods Ltd	3,800	167
Nintendo Co Ltd	204	130
Nippon Building Fund Inc ‡	43	249
Nippon Paint Holdings	800	88
Nippon Prologis Inc ‡	40	125
Nippon Shinyaku	1,800	118
Nippon Telegraph & Telephone Corp	11,200	287
Nissan Chemical	1,600	100
Nisshin Seifun Group Inc	15,415	245
Nissin Foods Holdings Co Ltd	2,000	171
Nitori Holdings	400	84
Nomura Holdings	3,700	19
Nomura Real Estate Master Fund ‡	44	63
Nomura Research Institute Ltd	2,934	105
NTT Data Corp	10,000	137
Obic Co Ltd	300	60
Odakyu Electric Railway Co Ltd	3,300	104
Oji Holdings Corp	22,200	126
Olympus *	6,000	131
Ono Pharmaceutical Co Ltd	3,800	114
Oracle Corp Japan *	1,200	156
Oriental Land	300	50
Orix JREIT Inc ‡	51	84
Osaka Gas Co Ltd	22,700	464
Otsuka Corp	2,000	106
Otsuka Holdings Co Ltd	2,600	111
Pan Pacific International Holdings Corp	10,600	245
PeptiDream Inc *	1,665	85
Pigeon	3,500	144
Pola Orbis Holdings Inc	3,200	65
Rakuten Inc *	8,100	78
Ricoh Co Ltd	5,000	33
Rohm Co Ltd	1,200	116
Ryohin Keikaku Co Ltd	4,000	82
Santen Pharmaceutical Co Ltd	9,400	152
SCSK	1,200	69
Sega Sammy Holdings Inc	7,600	120
Seibu Holdings Inc *	8,600	84
Seven & i Holdings Co Ltd	5,800	206
Sharp	3,900	59
Shimadzu Corp	2,800	109
Shimamura Co Ltd	700	73
Shimano	300	70
Shimizu Corp	8,200	60
Shiseido Co Ltd	2,300	159
Shizuoka Bank Ltd/The	12,000	88
SoftBank Group Corp	1,300	101

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Sohgo Security Services	3,300	$171
Sompo Holdings	2,100	85
Sony	1,200	120
Square Enix Holdings Co Ltd	1,700	103
Subaru Corp	4,000	80
SUMCO Corp	3,800	83
Sumitomo Corp	6,500	86
Sumitomo Dainippon Pharma Co Ltd	7,800	115
Sumitomo Metal Mining	1,000	44
Suntory Beverage & Food Ltd	4,700	166
Suzuken Co Ltd/Aichi Japan	5,500	199
Sysmex Corp	1,400	168
T&D Holdings	7,300	86
Taisei Corp	2,300	79
Taisho Pharmaceutical Holdings Co Ltd	1,900	128
Taiyo Nippon Sanso Corp	5,000	93
Takeda Pharmaceutical Co Ltd	4,318	157
TDK Corp	700	105
Teijin Ltd	6,400	120
Terumo Corp	4,300	180
Toho Co Ltd/Tokyo	3,600	152
Toho Gas Co Ltd	5,312	351
Tohoku Electric Power Co Inc	42,500	350
Tokio Marine Holdings Inc	2,300	118
Tokyo Electric Power Co Holdings Inc *	108,600	286
Tokyo Electron	200	74
Tokyo Gas Co Ltd	26,800	619
Tokyu Corp	2,200	27
Toray Industries Inc	10,000	59
Tosoh Corp	5,500	86
TOTO Ltd	1,000	60
Toyo Suisan Kaisha Ltd	5,600	272
Toyota Industries Corp	1,900	151
Toyota Motor Corp	1,700	131
Trend Micro Inc/Japan *	3,400	196
Unicharm Corp	3,600	171
United Urban Investment Corp ‡	66	82
Yakult Honsha Co Ltd	2,900	146
Yamada Denki Co Ltd	12,900	68
Yamaha	1,600	94
Yamato Holdings Co Ltd	3,700	94
Yamazaki Baking Co Ltd	27,600	461
Yokogawa Electric	2,300	46
Z Holdings Corp *	17,700	107

		25,882

Netherlands – 0.1%
ABN AMRO Bank NV *	4,803	47
Aegon NV	17,146	68
Akzo Nobel NV	447	48
Altice *	14,794	97
ArcelorMittal SA *	3,503	81

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
ASML Holding NV	100	$49
Galapagos *	800	79
Koninklijke Ahold Delhaize NV	3,412	97
Koninklijke DSM NV	490	84
Koninklijke KPN NV	54,612	166
Koninklijke Philips NV *	2,715	145
Koninklijke Vopak NV	7,020	369
Prosus NV *	898	97
Wolters Kluwer NV	2,040	172

		1,599

New Zealand – 0.0%
a2 Milk Co Ltd *	5,550	48
Auckland International Airport Ltd *	16,947	93
Fisher & Paykel Healthcare Corp Ltd	8,997	214
Mercury NZ Ltd	15,400	72
Spark New Zealand Ltd	35,401	120

		547

Norway – 0.0%
Adevinta, Cl B *	4,613	78
Equinor ASA	8,101	137
Gjensidige Forsikring ASA	6,791	152
Norsk Hydro ASA	31,213	145
Schibsted, Cl A *	1,345	58
Telenor ASA	9,091	155
Yara International ASA	3,013	125

		850

Portugal – 0.0%
Banco Espirito Santo SA *(D)	50,830	–
EDP - Energias de Portugal SA	33,777	213
Galp Energia SGPS SA	16,599	178
Jeronimo Martins SGPS SA	3,401	57

		448

Singapore – 0.0%
CapitaLand Ltd ‡	53,100	132
CapitaLand Mall Trust ‡	73,740	121
City Developments Ltd	7,600	46
Genting Singapore Ltd	158,200	102
Jardine Matheson Holdings Ltd	1,864	104
Jardine Strategic Holdings Ltd	2,900	72
Oversea-Chinese Banking Corp Ltd	2,700	21
Singapore Airlines Ltd *	31,000	100
Singapore Technologies Engineering Ltd	25,400	73
Singapore Telecommunications Ltd	26,400	46
Venture Corp Ltd	4,500	66
Wilmar International Ltd	44,800	158

		1,041

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Spain – 0.1%
Aena SME SA *	513	$89
Cellnex Telecom SA *	1,977	119
Enagas SA	5,776	127
Endesa SA	5,109	140
Ferrovial SA	1,532	43
Grifols SA	5,142	150
Iberdrola SA	12,650	181
Industria de Diseno Textil SA	3,329	106
Naturgy Energy Group SA	5,272	122
Red Electrica Corp SA	12,580	258
Repsol SA, Cl A	8,569	86
Siemens Gamesa Renewable Energy SA	1,571	64
Telefonica SA	11,895	47

		1,532

Sweden – 0.1%
Atlas Copco AB, Cl A	345	18
Boliden AB	2,335	83
Electrolux AB	3,309	77
Epiroc AB, Cl A	2,231	41
Epiroc AB, Cl B	1,891	32
Essity AB, Cl B	1,340	43
Hennes & Mauritz AB, Cl B *	3,456	72
ICA Gruppen AB	3,041	152
Industrivarden AB, Cl C *	4,865	157
Kinnevik *	1,565	79
Lundin Petroleum AB	5,244	142
Nordea Bank Abp	6,982	57
Skandinaviska Enskilda Banken AB, Cl A *	7,936	82
Svenska Cellulosa AB SCA, Cl B *	4,559	80
Svenska Handelsbanken AB, Cl A *	7,194	72
Swedbank AB, Cl A *	4,910	86
Swedish Match AB	1,119	87
Tele2 AB, Cl B	8,542	113
Telefonaktiebolaget LM Ericsson, Cl B	10,512	125
Telia Co AB	21,669	90

		1,688

Switzerland – 0.1%
Adecco Group AG	1,187	79
Baloise Holding AG	496	89
Barry Callebaut AG	104	248
Chocoladefabriken Lindt & Spruengli AG	1	100
Cie Financiere Richemont SA, Cl A	1,317	119
Geberit AG	215	135
Givaudan SA	26	110
LafargeHolcim Ltd	1,540	85
Lonza Group AG	163	105
Nestle SA	1,850	218
Partners Group Holding AG	76	89
Roche Holding AG	524	183

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Schindler Holding AG	179	$48
SGS SA, Cl B	41	124
Sika AG	195	53
Sonova Holding AG *	307	80
Straumann Holding AG	58	68
Swatch Group AG/The, Cl B	358	98
Swiss Life Holding AG	180	84
Swiss Prime Site AG ‡	588	58
Swisscom AG	788	425
Temenos AG	552	77
UBS Group AG	5,937	84
Vifor Pharma AG	505	79
Zurich Insurance Group AG	87	37

		2,875

United Kingdom – 0.2%
Admiral Group PLC	1,718	68
Anglo American PLC	1,722	57
Antofagasta PLC	4,517	89
Aon PLC, Cl A	234	49
Associated British Foods PLC *	2,191	68
AstraZeneca PLC	1,317	132
Auto Trader Group PLC *	16,934	138
AVEVA Group	1,393	61
Barratt Developments PLC *	2,222	20
BHP Group	3,324	87
BP PLC	43,552	152
British American Tobacco PLC	1,681	62
BT Group PLC, Cl A *	64,702	117
Bunzl PLC	3,000	100
Burberry Group PLC *	2,826	69
Coca-Cola European Partners PLC	1,665	83
Coca-Cola HBC AG *	3,429	111
Compass Group PLC *	3,169	59
DCC PLC	1,122	79
Diageo PLC	2,888	114
Experian PLC	2,610	99
GlaxoSmithKline PLC	6,114	112
Halma PLC	5,482	184
Hikma Pharmaceuticals PLC	4,056	140
HSBC Holdings PLC *	22,379	116
Imperial Brands PLC	3,182	67
Informa PLC *	13,266	100
InterContinental Hotels Group PLC *	1,158	74
J Sainsbury PLC	33,428	103
Johnson Matthey PLC	1,866	62
Linde PLC	660	174
National Grid PLC	15,406	182
Nielsen Holdings PLC	2,219	46
NMC Health PLC (D)	12,179	1
Ocado Group PLC *	1,150	36
Pearson PLC	15,495	144

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Persimmon PLC	1,353	$51
Reckitt Benckiser Group PLC	405	36
RELX PLC	3,034	74
Rio Tinto PLC	815	61
Rolls-Royce Holdings PLC *	19,553	30
Royal Dutch Shell PLC, Cl A	4,518	80
Royal Dutch Shell PLC, Cl B	2,304	40
Sage Group PLC/The	12,410	99
Severn Trent PLC	2,894	91
Smith & Nephew PLC	7,784	161
Smiths Group PLC	3,056	63
Smurfit Kappa Group PLC	1,116	52
Spirax-Sarco Engineering	249	38
SSE PLC	8,543	175
Tesco PLC	21,694	69
Unilever PLC	292	18
United Utilities Group PLC, Cl B	14,303	175
Vodafone Group PLC	67,936	112
Whitbread PLC *	1,095	46
Willis Towers Watson PLC	490	103
Wm Morrison Supermarkets PLC	34,659	84
WPP PLC	8,141	89

		5,102

Total Foreign Common Stock (Cost $56,555) ($ Thousands)		67,668

	Face Amount (Thousands)

CORPORATE OBLIGATIONS – 2.3%
Communication Services – 0.0%
Alphabet Inc
3.625%, 05/19/2021 (A)	$150	152

Consumer Discretionary – 0.1%
Council of Europe Development Bank
1.750%, 09/26/2022 (A)	250	257
Toyota Motor
3.419%, 07/20/2023 (A)	500	539
Toyota Motor Credit MTN
3.200%, 01/11/2027 (A)	750	843
2.625%, 01/10/2023 (A)	375	393
University of Southern California
5.250%, 10/01/2111 (A)	100	158

		2,190

Consumer Staples – 0.1%
Coca-Cola
3.200%, 11/01/2023 (A)	500	542
Colgate-Palmolive MTN
2.250%, 11/15/2022 (A)	1,250	1,296

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Procter & Gamble Co/The
2.150%, 08/11/2022 (A)	$250	$258
1.850%, 02/02/2021 (A)	250	250

		2,346

Energy – 0.1%
Chevron Corp
2.954%, 05/16/2026 (A)	1,000	1,109
Equinor ASA
2.450%, 01/17/2023 (A)	1,250	1,304
Nexen Inc
5.875%, 03/10/2035 (A)	100	131
Shell International Finance BV
3.250%, 05/11/2025 (A)	250	277
XTO Energy Inc
6.750%, 08/01/2037 (A)	300	439

		3,260

Financials – 1.5%
Asian Development Bank
2.625%, 01/30/2024 (A)	375	402
Asian Infrastructure Investment Bank
2.250%, 05/16/2024 (A)	375	399
Bank of Montreal MTN
2.550%, 11/06/2022 (A)	250	260
1.900%, 08/27/2021 (A)	750	758
Bank of New York Mellon
3.550%, 09/23/2021 (A)	200	204
Bank of Nova Scotia
4.375%, 01/13/2021 (A)	250	250
2.700%, 03/07/2022 (A)	500	515
Berkshire Hathaway Inc
3.400%, 01/31/2022 (A)	150	155
2.750%, 03/15/2023 (A)	1,000	1,050
BlackRock Inc
3.375%, 06/01/2022 (A)	500	522
Canadian Imperial Bank of Commerce
2.550%, 06/16/2022 (A)	500	517
CME Group
3.000%, 09/15/2022 (A)	100	105
3.000%, 03/15/2025 (A)	1,000	1,096
Commonwealth Bank of Australia NY
2.550%, 03/15/2021 (A)	1,750	1,758
European Investment Bank
2.500%, 03/15/2023 (A)	375	394
2.375%, 05/24/2027 (A)	250	276
European Investment Bank MTN
3.125%, 12/14/2023 (A)	250	271
FMS Wertmanagement
2.750%, 03/06/2023 (A)	375	395
2.750%, 01/30/2024 (A)	375	403
2.000%, 08/01/2022 (A)	875	900

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Inter-American Development Bank
3.125%, 09/18/2028 (A)	$375	$438
2.625%, 01/16/2024 (A)	375	401
2.500%, 01/18/2023 (A)	750	785
2.000%, 07/23/2026 (A)	375	404
International Bank for Reconstruction & Development
7.625%, 01/19/2023 (A)	750	863
3.000%, 09/27/2023 (A)	750	806
2.500%, 03/19/2024 (A)	750	803
2.500%, 11/25/2024 (A)	500	542
2.500%, 07/29/2025 (A)	375	410
2.125%, 07/01/2022 (A)	375	386
1.875%, 10/07/2022 (A)	875	901
1.750%, 04/19/2023 (A)	1,000	1,035
1.500%, 08/28/2024 (A)	375	391
International Bank for Reconstruction & Development MTN
4.750%, 02/15/2035 (A)	250	357
2.500%, 11/22/2027 (A)	750	836
1.875%, 10/27/2026 (A)	375	403
International Finance MTN
2.875%, 07/31/2023 (A)	375	400
2.125%, 04/07/2026 (A)	1,000	1,085
2.000%, 10/24/2022 (A)	750	774
Kreditanstalt fuer Wiederaufbau
2.875%, 04/03/2028 (A)	375	432
2.625%, 02/28/2024 (A)	1,000	1,075
2.500%, 11/20/2024 (A)	1,000	1,084
2.375%, 08/25/2021 (A)	1,000	1,014
2.125%, 03/07/2022 (A)	500	512
2.125%, 06/15/2022 (A)	500	514
2.125%, 01/17/2023 (A)	1,250	1,299
2.000%, 09/29/2022 (A)	750	774
Landwirtschaftliche Rentenbank
2.500%, 11/15/2027 (A)	125	140
2.375%, 06/10/2025 (A)	625	678
2.250%, 10/01/2021 (A)	1,000	1,015
2.000%, 01/13/2025 (A)	250	266
Landwirtschaftliche Rentenbank MTN
1.750%, 07/27/2026 (A)	1,125	1,199
National Australia Bank Ltd
3.000%, 01/20/2023 (A)	200	211
1.875%, 07/12/2021 (A)	750	756
Oesterreichische Kontrollbank
3.125%, 11/07/2023 (A)	250	270
2.625%, 01/31/2022 (A)	250	256
1.625%, 09/17/2022 (A)	250	256
Oesterreichische Kontrollbank AG
1.875%, 01/20/2021 (A)	750	751
Oesterreichische Kontrollbank AG MTN
2.875%, 03/13/2023 (A)	500	529

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Svensk Exportkredit MTN
3.125%, 11/08/2021 (A)	$375	$384
2.875%, 05/22/2021 (A)	250	253
2.375%, 03/09/2022 (A)	125	128
2.000%, 08/30/2022 (A)	250	257
1.625%, 09/12/2021 (A)	250	253
1.625%, 11/14/2022 (A)	125	128
Svenska Handelsbanken AB MTN
2.450%, 03/30/2021 (A)	1,000	1,005
Toronto-Dominion Bank MTN
3.500%, 07/19/2023 (A)	250	270
3.250%, 06/11/2021 (A)	125	127
3.250%, 03/11/2024 (A)	125	136
2.125%, 04/07/2021 (A)	875	879
Wells Fargo Bank
3.625%, 10/22/2021 (A)	250	256
2.897%, VAR ICE LIBOR USD 3 Month+0.610%, 05/27/2022 (A)	500	505
2.600%, 01/15/2021 (A)	500	500
2.082%, VAR ICE LIBOR USD 3 Month+0.650%, 09/09/2022 (A)	500	506
Wells Fargo Bank NA
3.550%, 08/14/2023 (A)	750	810
Westpac Banking
2.000%, 08/19/2021 (A)	750	759

		42,837

Health Care – 0.1%
Johnson & Johnson
5.950%, 08/15/2037 (A)	300	477
3.375%, 12/05/2023 (A)	500	546
2.450%, 03/01/2026 (A)	1,000	1,088
Novartis Capital
4.400%, 05/06/2044 (A)	250	344
Sanofi
4.000%, 03/29/2021 (A)	150	151

		2,606

Industrials – 0.1%
3M Co MTN
5.700%, 03/15/2037 (A)	150	217
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035 (A)	750	895

		1,112

Information Technology – 0.2%
Apple
3.000%, 02/09/2024 (A)	375	403
2.850%, 02/23/2023 (A)	1,000	1,050
2.850%, 05/11/2024 (A)	250	270
2.500%, 02/09/2022 (A)	500	511

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.450%, 08/04/2026 (A)	$375	$409
2.400%, 05/03/2023 (A)	250	262
Microsoft
3.700%, 08/08/2046 (A)	500	634
3.300%, 02/06/2027 (A)	1,000	1,141
2.125%, 11/15/2022 (A)	500	518
Visa
4.150%, 12/14/2035 (A)	125	163
3.150%, 12/14/2025 (A)	500	561
2.800%, 12/14/2022 (A)	125	131
2.150%, 09/15/2022 (A)	125	129

		6,182

Utilities – 0.1%
Duke Energy Carolinas LLC
2.950%, 12/01/2026 (A)	1,000	1,121
Florida Power & Light Co
3.125%, 12/01/2025 (A)	1,000	1,109
Southern California Gas
5.125%, 11/15/2040 (A)	150	207
3.750%, 09/15/2042 (A)	250	298

		2,735

Total Corporate Obligations (Cost $60,282) ($ Thousands)		63,420

	Shares

COMMON STOCK – 2.2%

Communication Services – 0.3%
Activision Blizzard Inc	2,448	227
Alphabet Inc, Cl A *	115	202
AT&T Inc	11,538	332
Capcom	3,400	221
CenturyLink Inc	27,586	269
Charter Communications Inc, Cl A *	355	235
Comcast Corp, Cl A	4,650	244
Discovery Inc, Cl A *	5,410	163
DISH Network Corp, Cl A *	4,240	137
Electronic Arts Inc	1,763	253
Facebook Inc, Cl A *	839	229
Fox Corp	6,025	174
Interpublic Group of Cos Inc/The	10,256	241
Live Nation Entertainment Inc *	2,226	164
Netflix Inc *	350	189
News Corp, Cl B	11,316	201
Omnicom Group Inc	4,808	300
Quebecor Inc, Cl B	5,817	149
Scout24	1,869	153
Softbank Corp	10,500	131
Take-Two Interactive Software Inc, Cl A *	1,489	309
T-Mobile US Inc *	2,109	284
Twitter Inc *	2,423	131

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Verizon Communications Inc	10,486	$616
ViacomCBS Inc, Cl B	2,272	85
Walt Disney Co/The *	1,361	247

		5,886

Consumer Discretionary – 0.2%
Advance Auto Parts Inc	554	87
Amazon.com Inc, Cl A *	29	94
Aptiv PLC *	615	80
AutoZone Inc *	63	75
Berkeley Group Holdings PLC	1,325	86
Best Buy Co Inc	879	88
Booking Holdings Inc *	33	74
BorgWarner Inc	1,798	69
CarMax Inc *	607	57
Chipotle Mexican Grill Inc, Cl A *	60	83
Darden Restaurants Inc	642	76
Dollar General Corp	398	84
Dollar Tree Inc *	704	76
Domino’s Pizza Inc	229	88
DR Horton Inc	1,517	105
eBay Inc	1,485	75
Etsy Inc *	261	46
Expedia Group Inc *	886	117
Ford Motor Co *	6,979	61
Gap Inc/The	1,693	34
General Motors Co *	1,328	55
Hanesbrands Inc	5,402	79
Hasbro Inc	959	90
HelloFresh *	1,530	118
Hilton Worldwide Holdings Inc *	1,035	115
Home Depot Inc/The	344	91
Kingfisher PLC *	20,403	76
L Brands Inc *	1,468	55
Leggett & Platt Inc	1,806	80
Lennar Corp, Cl A	714	54
LKQ Corp *	2,394	84
Lowe’s Cos Inc	368	59
Marriott International Inc/MD, Cl A *	281	37
McDonald’s Corp	63	14
MGM Resorts International	631	20
Mohawk Industries Inc *	714	101
Newell Brands Inc, Cl B	3,837	81
NIKE Inc, Cl B	338	48
O’Reilly Automotive Inc *	186	84
PulteGroup Inc	545	24
PVH Corp *	953	89
Ralph Lauren Corp, Cl A *	665	69
Ross Stores Inc *	854	105
Starbucks Corp	1,082	116
Tapestry Inc *	2,823	88
Target Corp, Cl A	521	92

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tesla Inc *	46	$32
Tiffany & Co	1,077	142
TJX Cos Inc/The	1,474	101
Tractor Supply Co	712	100
Ulta Beauty Inc *	141	41
Under Armour Inc, Cl A *	2,909	50
VF Corp	958	82
Whirlpool Corp	398	72
Wynn Resorts Ltd *	363	41
Yum! Brands Inc	758	82
ZOZO Inc	2,500	62

		4,284

Consumer Staples – 0.3%
Altria Group Inc	3,669	150
Archer-Daniels-Midland Co	2,936	148
Brown-Forman Corp, Cl B	1,763	140
Campbell Soup Co	7,410	358
Church & Dwight Co Inc	2,077	181
Clorox Co/The	1,009	204
Coca-Cola Co/The	3,032	166
Coles Group Ltd	5,570	78
Colgate-Palmolive Co	3,689	315
Conagra Brands Inc	4,939	179
Constellation Brands Inc, Cl A	1,139	249
Cosmos Pharmaceutical Corp	700	113
Costco Wholesale Corp	392	148
Estee Lauder Cos Inc/The, Cl A	852	227
General Mills Inc	5,970	351
Hershey Co/The	1,347	205
Hormel Foods Corp	9,195	429
J M Smucker Co/The	2,772	321
Kellogg Co	4,858	302
Kesko Oyj, Cl B	4,597	118
Kimberly-Clark Corp	2,081	281
Kobayashi Pharmaceutical	1,800	220
Kraft Heinz Co/The	4,956	172
Kroger Co/The	6,207	197
Lamb Weston Holdings Inc	2,378	187
Lion Corp	12,000	290
McCormick & Co Inc/MD	2,162	207
Molson Coors Beverage Co, Cl B *	3,119	141
Mondelez International Inc, Cl A	3,213	188
Monster Beverage Corp *	3,145	291
PepsiCo Inc	1,095	162
Philip Morris International Inc	2,561	212
Procter & Gamble Co/The	2,075	289
Sundrug Co Ltd	1,500	60
Sysco Corp, Cl A	2,272	169
Tsuruha Holdings Inc	900	128
Tyson Foods Inc, Cl A	2,695	174
Unilever	3,228	196

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Walgreens Boots Alliance Inc	4,466	$178
Walmart Inc	1,137	164
Welcia Holdings Co Ltd	4,000	151

		8,439

Energy – 0.1%
Apache Corp	4,561	65
Baker Hughes Co, Cl A	6,778	141
Cabot Oil & Gas Corp	9,055	148
Chevron Corp	1,364	115
Concho Resources Inc	2,831	165
ConocoPhillips	3,986	159
Devon Energy Corp	6,537	103
Diamondback Energy Inc, Cl A	2,478	120
EOG Resources Inc	2,533	126
Exxon Mobil Corp	6,272	259
Hess Corp	3,016	159
HollyFrontier Corp	5,221	135
Kinder Morgan Inc	8,358	114
Marathon Oil Corp	17,930	120
Marathon Petroleum Corp	842	35
National Oilwell Varco Inc, Cl A	9,602	132
ONEOK Inc	2,048	79
Phillips 66	2,119	148
Pioneer Natural Resources Co	950	108
Schlumberger NV, Cl A	6,517	142
Valero Energy Corp	2,323	131
Williams Cos Inc/The	6,562	132

		2,836

Financials – 0.1%
Allstate Corp/The	963	106
American International Group Inc	273	10
Ameriprise Financial Inc	518	101
Arthur J Gallagher & Co	347	43
Assurant Inc	976	133
Bank of America Corp	1,088	33
Bank of New York Mellon Corp/The	1,593	68
BlackRock Inc	75	54
Capital One Financial Corp	280	28
Cboe Global Markets Inc	436	41
Charles Schwab Corp/The	1,358	72
Chubb Ltd	198	30
Cincinnati Financial Corp	315	28
Citizens Financial Group Inc	2,888	103
Discover Financial Services	794	72
Equities	570	15
Fifth Third Bancorp	3,964	109
Franklin Resources Inc	2,773	69
Globe Life Inc	870	83
Goldman Sachs Group Inc/The	156	41
Hartford Financial Services Group Inc/The	671	33
Huntington Bancshares Inc/OH	2,954	37

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intercontinental Exchange Inc	482	$56
Invesco Ltd	3,850	67
Japan Post Holdings Co Ltd	13,200	103
JPMorgan Chase & Co	293	37
KeyCorp	2,956	49
Loews Corp	1,583	71
London Stock Exchange Group	368	45
M&T Bank Corp	598	76
MarketAxess Holdings Inc	80	46
Marsh & McLennan Cos Inc	634	74
MetLife Inc	351	17
Morgan Stanley	1,357	93
MSCI Inc, Cl A	231	103
Nasdaq Inc, Cl A	368	49
Northern Trust Corp	370	34
ORIX	6,600	101
People’s United Financial Inc	7,837	101
PNC Financial Services Group Inc/The	607	90
Principal Financial Group Inc, Cl A	1,498	74
Progressive Corp/The	529	52
Prudential Financial Inc	736	57
Raymond James Financial Inc	1,182	113
Regions Financial Corp	3,285	53
State Street Corp	770	56
SVB Financial Group, Cl B *	177	69
Synchrony Financial	2,695	93
T Rowe Price Group Inc	327	50
Travelers Cos Inc/The	101	14
US Bancorp	2,336	109
Wells Fargo & Co	1,682	51

		3,312

Health Care – 0.2%
Abbott Laboratories	643	70
AbbVie Inc	968	104
ABIOMED Inc *	280	91
Agilent Technologies Inc	1,033	122
Alcon Inc *	1,519	101
Alexion Pharmaceuticals Inc *	503	79
Align Technology Inc *	126	67
AmerisourceBergen Corp, Cl A	593	58
Amgen Inc, Cl A	646	148
Amplifon *	2,640	110
Anthem Inc	269	86
Baxter International Inc	1,597	128
Becton Dickinson and Co	325	81
Biogen Inc *	318	78
Bio-Rad Laboratories Inc, Cl A *	142	83
Boston Scientific Corp *	1,661	60
Bristol-Myers Squibb Co	1,520	94
Cardinal Health Inc	1,236	66
Centene Corp *	1,160	70

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cerner Corp	2,555	$201
Cigna Corp	86	18
Cooper Cos Inc/The, Cl A	283	103
CVS Health Corp	1,342	92
Danaher Corp, Cl A	606	135
DaVita Inc *	510	60
DENTSPLY SIRONA Inc	1,707	89
DexCom Inc *	138	51
DiaSorin SpA	1,134	236
Edwards Lifesciences Corp, Cl A *	936	85
Eli Lilly and Co	431	73
Eurofins Scientific *	990	83
Gilead Sciences Inc	1,887	110
HCA Healthcare Inc *	406	67
Henry Schein Inc *	950	64
Hologic Inc *	720	52
Humana Inc	183	75
IDEXX Laboratories Inc *	187	94
Illumina Inc *	236	87
Incyte Corp *	698	61
Intuitive Surgical Inc *	130	106
Johnson & Johnson	1,720	271
Laboratory Corp of America Holdings *	675	137
McKesson Corp	787	137
Medtronic PLC	1,787	209
Merck & Co Inc	1,941	159
Mettler-Toledo International Inc *	80	91
PerkinElmer Inc	728	105
Perrigo Co PLC	1,841	82
Pfizer Inc	2,320	85
Quest Diagnostics Inc	658	78
Regeneron Pharmaceuticals Inc *	125	60
ResMed Inc	368	78
Sartorius Stedim Biotech	446	159
Shionogi & Co Ltd	1,600	87
Stryker Corp	346	85
Thermo Fisher Scientific Inc	120	56
UnitedHealth Group Inc	200	70
Universal Health Services Inc, Cl B *	971	134
Varian Medical Systems Inc *	434	76
Vertex Pharmaceuticals Inc *	349	83
Viatris Inc, Cl W *	4,959	93
Waters Corp *	259	64
West Pharmaceutical Services Inc	276	78
Zimmer Biomet Holdings Inc	639	98
Zoetis Inc, Cl A	653	108

		6,321

Industrials – 0.2%
3M Co	198	35
A O Smith Corp	798	44
Alaska Air Group Inc *	511	27

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Allegion PLC	654	$76
Amada Holdings	10,600	116
AMETEK Inc	926	112
Carrier Global Corp	916	35
CH Robinson Worldwide Inc	631	59
Cintas Corp	146	52
Copart Inc *	726	92
CSX Corp	987	90
Cummins Inc	289	66
Daifuku Co Ltd	500	62
Delta Air Lines Inc, Cl A *	1,126	45
Dover Corp	565	71
Eaton Corp PLC	402	48
Emerson Electric Co	986	79
Equifax Inc	349	67
Expeditors International of Washington Inc	870	83
Fastenal Co, Cl A	1,178	58
Flowserve Corp	1,578	58
Fortive Corp	1,754	124
Fortune Brands Home & Security Inc	492	42
General Dynamics Corp	849	126
General Electric Co	5,173	56
Hitachi Construction Machinery Co Ltd	3,400	96
Honeywell International Inc	255	54
Howmet Aerospace Inc *	2,374	68
Huntington Ingalls Industries Inc, Cl A	251	43
IHS Markit Ltd	978	88
Illinois Tool Works Inc	606	124
Ingersoll Rand Inc *	1,458	66
Jacobs Engineering Group Inc	539	59
JB Hunt Transport Services Inc	390	53
Johnson Controls International PLC	3,007	140
Kansas City Southern	477	97
Knorr-Bremse AG	372	51
Kyushu Railway Co	3,200	69
L3Harris Technologies Inc	261	49
Lockheed Martin Corp	122	43
Masco Corp	1,288	71
Monotaro	900	46
Norfolk Southern Corp	347	82
Northrop Grumman Corp	381	116
NSK	10,300	89
Otis Worldwide Corp	879	59
PACCAR Inc	370	32
Parker-Hannifin Corp, Cl A	549	150
Pentair PLC	1,382	74
Quanta Services Inc	797	57
Raytheon Technologies Corp	905	65
Rentokil Initial *	12,011	84
Robert Half International Inc	845	53
Rockwell Automation Inc	289	73
Rollins Inc	4,270	167

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Snap-on Inc	986	$169
Southwest Airlines Co, Cl A *	1,959	91
Textron Inc	2,178	105
Trane Technologies PLC	641	93
TransDigm Group Inc *	128	79
Union Pacific Corp	51	11
United Parcel Service Inc, Cl B	363	61
United Rentals Inc *	170	39
Verisk Analytics Inc, Cl A	884	184
Waste Management Inc	830	98
Xinyi Glass Holdings	30,000	84
Xylem Inc/NY	691	70

		5,125

Information Technology – 0.2%
Accenture PLC, Cl A	286	75
Adobe Inc *	91	45
Advanced Micro Devices Inc *	498	46
Adyen NV *	34	79
Akamai Technologies Inc *	831	87
Analog Devices Inc	376	56
ANSYS Inc *	69	25
Applied Materials Inc	1,164	100
Arista Networks Inc *	322	94
Autodesk Inc, Cl A *	232	71
Automatic Data Processing Inc	263	46
Broadcom Inc	192	84
Cadence Design Systems Inc *	1,227	167
Check Point Software Technologies Ltd *	1,215	161
Cisco Systems Inc	2,109	94
Citrix Systems Inc	455	59
Cognizant Technology Solutions Corp, Cl A	1,546	127
Corning Inc, Cl B	2,864	103
CyberArk Software Ltd *	688	111
DXC Technology Co *	1,512	39
F5 Networks Inc, Cl A *	250	44
Fidelity National Information Services Inc, Cl B	799	113
Fiserv Inc, Cl A *	491	56
FleetCor Technologies Inc *	390	106
FLIR Systems Inc	2,455	108
Fortinet Inc *	468	70
Fujitsu Ltd	400	58
Gartner Inc *	1,003	161
Global Payments Inc	249	54
Hewlett Packard Enterprise Co	8,829	105
HP Inc	2,363	58
Intel Corp	981	49
International Business Machines Corp	341	43
Intuit Inc	357	136
IPG Photonics Corp *	202	45
Jack Henry & Associates Inc	424	69

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Juniper Networks Inc	1,507	$34
Keysight Technologies Inc *	736	97
KLA Corp	464	120
Logitech International SA	1,003	98
Microchip Technology Inc	571	79
Micron Technology Inc *	831	62
Microsoft Corp	768	171
Motorola Solutions Inc	235	40
NetApp Inc	725	48
NortonLifeLock Inc	4,139	86
NVIDIA Corp	28	15
Oracle Corp, Cl B	2,724	176
Paychex Inc	150	14
Paycom Software Inc *	198	90
Qorvo Inc *	628	104
QUALCOMM Inc	570	87
salesforce.com Inc *	252	56
Seagate Technology PLC	1,509	94
ServiceNow Inc *	159	88
Skyworks Solutions Inc	656	100
Synopsys Inc *	211	55
Tecmo Koei Holdings	2,600	159
Texas Instruments Inc	282	46
Tyler Technologies Inc *	247	108
VeriSign Inc *	681	147
Vontier Corp *	1,892	63
Western Digital Corp *	1,138	63
Western Union Co/The	1,980	43
Wix.com Ltd *	230	57
Xerox Holdings Corp	2,375	55
Xilinx Inc	654	93
Zebra Technologies Corp, Cl A *	113	43

		5,535

Materials – 0.2%
Air Products and Chemicals Inc	580	158
Albemarle Corp	1,075	158
Amcor PLC	12,350	145
Avery Dennison Corp	1,153	179
B2Gold Corp	14,044	79
Ball Corp	1,307	122
Celanese Corp, Cl A	628	82
CF Industries Holdings Inc	3,811	147
Corteva Inc	5,121	198
Dow Inc	2,337	130
DuPont de Nemours Inc	1,486	106
Eastman Chemical Co	1,987	199
Ecolab Inc	731	158
Evolution Mining Ltd	34,376	132
FMC Corp	1,834	211
Freeport-McMoRan Inc, Cl B *	3,462	90
International Flavors & Fragrances Inc	1,433	156

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Paper Co	1,705	$85
Kirkland Lake Gold Ltd	1,686	70
Kuraray Co Ltd	7,300	78
LyondellBasell Industries NV, Cl A	1,153	106
Martin Marietta Materials Inc, Cl A	696	198
Mosaic Co/The	5,396	124
Newcrest Mining Ltd	3,749	75
Newmont Corp	4,763	285
Nucor Corp	2,612	139
Packaging Corp of America	1,034	143
Pan American Silver	2,322	80
PPG Industries Inc	1,382	199
Sealed Air Corp	3,350	153
Sherwin-Williams Co/The, Cl A	276	203
SSR Mining Inc	3,657	73
Vulcan Materials Co	1,039	154
Westrock Co	3,440	150
Yamana Gold Inc	8,773	50

		4,815

Real Estate – 0.1%
Alexandria Real Estate Equities Inc ‡	628	112
American Tower Corp, Cl A ‡	353	79
Apartment Income *‡	1,202	46
Apartment Investment and Management, Cl A *‡	1,202	6
Boston Properties Inc ‡	379	36
Crown Castle International Corp ‡	437	70
Digital Realty Trust Inc, Cl A ‡	526	73
Duke Realty Corp ‡	2,124	85
Equinix Inc ‡	66	47
Equity Residential ‡	1,670	99
Essex Property Trust Inc ‡	198	47
Extra Space Storage Inc ‡	738	85
Federal Realty Investment Trust ‡	1,348	115
Healthpeak Properties Inc ‡	1,687	51
Host Hotels & Resorts Inc *‡	2,919	43
Iron Mountain Inc ‡	1,556	46
Mid-America Apartment Communities Inc ‡	1,107	140
Prologis Inc ‡	549	55
Public Storage ‡	325	75
Realty Income Corp ‡	2,310	144
Regency Centers Corp ‡	515	23
SBA Communications Corp, Cl A ‡	152	43
Simon Property Group Inc ‡	848	72
UDR Inc ‡	2,549	98
Vonovia SE ‡	1,105	81
Vornado Realty Trust ‡	747	28
Welltower Inc ‡	476	31

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Weyerhaeuser Co ‡	1,020	$34

		1,864

Utilities – 0.3%
AES Corp/The	8,922	210
Alliant Energy Corp	6,679	344
Ameren Corp	5,646	441
American Electric Power Co Inc	5,935	494
American Water Works Co Inc	1,287	198
Atmos Energy Corp	1,688	161
Brookfield Renewable, Cl A	2,401	140
CenterPoint Energy Inc	10,623	230
CMS Energy Corp	7,099	433
Consolidated Edison Inc	7,733	559
Dominion Energy Inc	7,520	565
DTE Energy Co	2,191	266
Duke Energy Corp	3,471	318
Edison International	5,332	335
Elia System Operator SA/NV	1,419	169
Entergy Corp	2,469	246
Evergy Inc	5,347	297
Eversource Energy	5,556	481
Exelon Corp	5,763	243
FirstEnergy Corp	5,862	179
NextEra Energy Inc	2,729	211
NiSource Inc	15,120	347
Northland Power	2,592	93
NRG Energy Inc	6,095	229
Pinnacle West Capital Corp	3,525	282
PPL Corp	9,644	272
Public Service Enterprise Group Inc	5,156	301
Sempra Energy	1,972	251
Southern Co/The	5,517	339
WEC Energy Group Inc	5,563	512

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy Inc	7,537	$502

		9,648

Total Common Stock (Cost $40,339) ($ Thousands)		58,065

EXCHANGE TRADED FUND – 0.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	130,327	18,002

Total Exchange Traded Fund (Cost $14,921) ($ Thousands)		18,002

PREFERRED STOCK – 0.0%

Consumer Discretionary – 0.0%
Volkswagen AG (E)	220	41

Health Care – 0.0%
Sartorius AG (E)	155	65

Materials – 0.0%
FUCHS PETROLUB SE (E)	1,520	86

Total Preferred Stock (Cost $174) ($ Thousands)		192

	Number of Warrants

WARRANTS – 0.0%
Cie Financiere Richemont, Expires 11/27/2023 Strike Price *	2,634	1

Total Warrants (Cost $–) ($ Thousands)		1

Total Investments in Securities – 62.4% (Cost $1,569,364) ($ Thousands)		$1,676,867

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Accumulation Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Amsterdam Index	121	Jan-2021	$18,232	$18,492	$153
Australian 10-Year Bond	1,760	Mar-2021	193,222	199,954	561
Bloomberg Commodity Index(A)	1,306	Mar-2021	9,655	10,174	518
Brent Crude(A)	759	Mar-2021	37,891	39,331	1,441
Canadian 10-Year Bond	1,677	Mar-2021	191,007	196,264	57
Coffee C	194	Mar-2021	8,487	9,330	843
Copper	100	Apr-2021	7,907	8,797	891
Corn	1,047	Mar-2021	21,740	25,337	3,597
Cotton No. 2	198	Mar-2021	7,043	7,734	691
DAX Index	29	Mar-2021	11,705	12,194	407
Euro-Bob	717	Mar-2021	116,920	118,592	145
Euro-BTP	255	Mar-2021	46,410	47,428	409
Euro-Bund	1,663	Mar-2021	354,733	361,457	1,257
Euro-Buxl	104	Mar-2021	27,886	28,662	407
Feeder Cattle(A)	102	Mar-2021	7,065	7,151	87
Feeder Cattle(A)	3	Mar-2021	214	210	(4)
FTSE 100 Index	102	Mar-2021	8,813	8,951	(40)
FTSE MIB Index	98	Mar-2021	13,018	13,267	167
FTSE Taiwan Index	7	Jan-2021	352	357	5
FTSE/JSE Top 40 Index	145	Mar-2021	5,312	5,392	(22)
Gasoline(A)	20	Feb-2021	1,032	1,184	153
Gasoline(A)	219	Mar-2021	12,756	13,019	263
Gold	166	Feb-2021	31,781	31,459	(322)
Gold	41	May-2021	7,809	7,788	(20)
Gold	172	Feb-2021	31,991	32,596	604
Hang Seng China Enterprises Index	162	Jan-2021	10,859	11,179	320
Hang Seng Index	161	Jan-2021	27,353	28,259	907
IBEX	44	Jan-2021	4,312	4,345	3
Japanese 10-Year Bond	213	Mar-2021	310,684	313,419	(220)
Japanese 10-Year Government Bond E-MINI	1,426	Mar-2021	208,235	209,718	(291)
KC HRW Wheat	51	Mar-2021	1,433	1,539	106
KOSPI 200 Index	112	Mar-2021	9,357	10,031	685
Lean Hogs	4	Apr-2021	108	116	8
Lean Hogs	151	Feb-2021	4,024	4,245	221
Lean Hogs	20	Apr-2021	580	578	(2)
Live Cattle(A)	211	Mar-2021	9,554	9,708	155
Live Cattle	7	Jul-2021	313	321	8
Live Cattle	13	May-2021	617	620	3
LME Copper(A)	194	Mar-2021	32,641	37,669	5,028
LME Lead(A)	23	Mar-2021	1,047	1,147	100
LME Nickel(A)	86	Mar-2021	8,039	8,570	530
LME Primary Aluminum	181	Mar-2021	8,991	8,948	(42)
LME Primary Aluminum(A)	212	Mar-2021	10,145	10,481	335
LME Zinc	206	Mar-2021	13,243	14,159	916
Long Gilt 10-Year Bond	748	Apr-2021	133,402	138,586	1,521
Low Sulphur Gasoil(A)	155	Mar-2021	6,603	6,588	(16)
Low Sulphur Gasoil	112	Mar-2021	4,601	4,760	159
MSCI Emerging Markets	2,170	Mar-2021	135,783	139,770	3,987
Natural Gas	369	Feb-2021	10,035	9,321	(714)
Natural Gas(A)	100	Mar-2021	2,709	2,538	(172)
NY Harbor ULSD(A)	48	Mar-2021	3,009	2,995	(15)
NY Harbor ULSD(A)	109	Feb-2021	6,353	6,794	441
NY Harbor ULSD	44	Mar-2021	2,736	2,745	9
NYMEX Cocoa	318	Mar-2021	8,226	8,278	52
NYMEX Cocoa(A)	114	Mar-2021	3,110	2,967	(143)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
NYMEX Cocoa(A)	6	May-2021	$151	$152	$1
OMX Stockholm 30	191	Jan-2021	4,314	4,368	(36)
Russell 2000 Index E-MINI	1,683	Mar-2021	161,595	166,179	4,585
S&P - Goldman Sachs Commodity Index(A)	566	Jan-2021	54,784	57,909	3,125
S&P 500 Index E-MINI	2,295	Mar-2021	419,251	430,175	10,924
S&P Mid Cap 400 Index E-MINI	87	Mar-2021	19,500	20,040	541
S&P TSX 60 Index	187	Mar-2021	30,445	30,205	(319)
SGX Nifty 50	241	Jan-2021	6,729	6,756	26
Silver	178	Apr-2021	21,516	23,507	1,991
Soybean(A)	83	Mar-2021	4,836	5,441	604
Soybean Meal	341	Mar-2021	12,903	14,643	1,739
Soybean Oil	186	Mar-2021	4,244	4,732	488
SPI 200 Index	102	Mar-2021	12,635	12,863	(73)
Sugar No. 11	811	Mar-2021	11,869	14,070	2,201
Sugar No. 11	334	May-2021	5,228	5,491	264
TOPIX Index	313	Mar-2021	53,084	54,706	1,165
U.S. 2-Year Treasury Note	53	Apr-2021	11,700	11,712	11
U.S. 5-Year Interest Rate Swap	1,571	Mar-2021	157,093	157,382	289
U.S. 5-Year Treasury Note	684	Apr-2021	86,168	86,296	128
U.S. 10-Year Interest Rate Swap	2,815	Mar-2021	275,281	275,826	545
U.S. 10-Year Treasury Note	8,380	Mar-2021	1,155,977	1,157,095	1,117
U.S. Long Treasury Bond	1,345	Mar-2021	235,916	232,937	(2,978)
U.S. Ultra Long Treasury Bond	54	Mar-2021	11,450	11,532	82
Wheat	16	May-2021	467	512	45
Wheat	296	Mar-2021	9,143	9,479	336

			$4,917,362	$4,999,522	$52,928

A list of the open forward foreign currency contracts held by the Fund at December 31, 2020 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	01/28/21	CHF	2,700	USD	3,039	$(19)
BNYMellon	01/28/21	CAD	10,600	USD	8,238	(85)
BNYMellon	01/28/21	EUR	12,800	USD	15,647	(23)
BNYMellon	01/28/21	HKD	21,000	USD	2,709	–
BNYMellon	01/28/21	GBP	77,100	USD	102,689	(2,708)
BNYMellon	01/28/21	JPY	2,893,000	USD	27,890	(146)
Citigroup	03/17/21	USD	218	CZK	4,700	1
Citigroup	03/17/21	BRL	900	USD	175	2
Citigroup	03/17/21	USD	1,018	RUB	75,450	(6)
Citigroup	03/17/21	USD	793	EUR	650	4
Citigroup	03/17/21	USD	245	EUR	200	–
Citigroup	03/17/21	USD	2,207	HUF	644,300	(32)
Citigroup	03/17/21	USD	2,605	GBP	1,949	60
Citigroup	03/17/21	USD	4,962	CLP	3,707,500	263
Citigroup	03/17/21	USD	5,145	PLN	18,850	(79)
Citigroup	03/17/21	PLN	5,300	USD	1,435	11
Citigroup	03/17/21	USD	8,038	BRL	42,950	218
Citigroup	03/17/21	USD	321	BRL	1,650	(4)
Citigroup	03/17/21	USD	10,506	CNH	69,550	147
Citigroup	03/17/21	USD	31	CNH	200	–
Citigroup	03/17/21	USD	12,694	ZAR	196,350	552
Citigroup	03/17/21	USD	518	ZAR	7,650	(2)

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	03/17/21	USD	15,389	MXN	313,200	$198
Citigroup	03/17/21	USD	644	MXN	12,900	(2)
Citigroup	03/17/21	USD	20,394	INR	1,522,200	281
Citigroup	03/17/21	USD	21,934	KRW	24,324,050	439
Citigroup	03/17/21	USD	634	KRW	688,150	–
Citigroup	03/17/21	GBP	22,830	USD	30,489	(727)
Citigroup	03/17/21	HUF	56,950	USD	192	–
Citigroup	03/17/21	EUR	4,143	USD	5,094	17
Citigroup	03/17/21	EUR	77,921	USD	93,237	(2,247)
JPMorgan Chase Bank	03/17/21	USD	218	CZK	4,700	1
JPMorgan Chase Bank	03/17/21	BRL	900	USD	175	2
JPMorgan Chase Bank	03/17/21	USD	1,018	RUB	75,450	(6)
JPMorgan Chase Bank	03/17/21	USD	793	EUR	650	4
JPMorgan Chase Bank	03/17/21	USD	245	EUR	200	(1)
JPMorgan Chase Bank	03/17/21	USD	2,207	HUF	644,300	(33)
JPMorgan Chase Bank	03/17/21	USD	4,962	CLP	3,707,500	262
JPMorgan Chase Bank	03/17/21	USD	5,145	PLN	18,850	(80)
JPMorgan Chase Bank	03/17/21	PLN	5,300	USD	1,435	10
JPMorgan Chase Bank	03/17/21	USD	8,038	BRL	42,950	218
JPMorgan Chase Bank	03/17/21	USD	321	BRL	1,650	(4)
JPMorgan Chase Bank	03/17/21	USD	10,506	CNH	69,550	146
JPMorgan Chase Bank	03/17/21	USD	31	CNH	200	–
JPMorgan Chase Bank	03/17/21	USD	12,694	ZAR	196,350	551
JPMorgan Chase Bank	03/17/21	USD	518	ZAR	7,650	(3)
JPMorgan Chase Bank	03/17/21	GBP	15,349	USD	20,482	(505)
JPMorgan Chase Bank	03/17/21	USD	15,389	MXN	313,200	198
JPMorgan Chase Bank	03/17/21	USD	644	MXN	12,900	(2)
JPMorgan Chase Bank	03/17/21	USD	20,394	INR	1,522,200	280
JPMorgan Chase Bank	03/17/21	USD	21,934	KRW	24,324,050	439
JPMorgan Chase Bank	03/17/21	USD	634	KRW	688,150	(1)
JPMorgan Chase Bank	03/17/21	HUF	56,950	USD	192	(1)
JPMorgan Chase Bank	03/17/21	EUR	1,700	USD	2,087	4
JPMorgan Chase Bank	03/17/21	EUR	70,855	USD	84,694	(2,130)
State Street	01/28/21	AUD	4,800	USD	3,631	(73)
State Street	01/28/21	EUR	105,400	USD	128,896	(139)

						$(4,750)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Accumulation Fund (Continued)

A list of open OTC swap agreements held by the Fund at December 31, 2020, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Citibank	Taiwan Index (TAIEX)	CITIGROUP	NEGATIVE PRICE RETURN	At Maturity	01/20/2021	TWD	$4,695	$4,910	$–	$207
JPMorgan Chase	Taiwan Index (TAIEX)	JP MORGAN CHASE	NEGATIVE PRICE RETURN	At Maturity	01/20/2021	TWD	6,992	7,313	–	309
Bank of America	Taiwan Index (TAIEX)	BANK OF AMERICA	NEGATIVE PRICE RETURN	At Maturity	01/20/2021	TWD	6,893	7,209	–	303
Bank of America	Hang Seng Index	HANG SENG IDX FUT JAN21	NEGATIVE PRICE RETURN	At Maturity	01/28/2021	HKD	5,463	5,617	–	154
Citibank	Hang Seng Index	HSCEI IDX FUT JAN21	NEGATIVE PRICE RETURN	At Maturity	01/28/2021	HKD	2,149	2,208	–	60
JPMorgan Chase	Hang Seng Index	HSCEI IDX FUT JAN21	NEGATIVE PRICE RETURN	At Maturity	01/28/2021	HKD	20,137	20,701	–	565
Bank of America	Hang Seng Index	HSCEI IDX FUT JAN21	NEGATIVE PRICE RETURN	At Maturity	01/28/2021	HKD	14,401	14,767	–	366
JPMorgan Chase	Hang Seng Index	HANG SENG IDX FUT JAN21 SGX NIFTY 50 INDEX FUT	NEGATIVE PRICE RETURN	At Maturity	01/28/2021	HKD	4,431	4,564	–	133
Merrill Lynch	SGX Nifty 50	JAN21 BOVESPA INDEX FUTURE	NEGATIVE PRICE RETURN	At Maturity	01/31/2021	USD	2,511	2,523	–	11
Bank of America	Bovespa Index	FEB21	NEGATIVE PRICE RETURN	At Maturity	02/17/2021	BRL	4,638	4,706	–	144
Bank of America	Sugar	SUGAR FUTURES MAR21	NEGATIVE PRICE RETURN	At Maturity	02/26/2021	USD	72	87	–	15
Citibank	Sugar	SUGAR FUTURES MAR21 LIVE CATTLE FUTURES	NEGATIVE PRICE RETURN	At Maturity	02/26/2021	USD	14	17	–	3
Merrill Lynch	Live Cattle	FEB 21 COTTON NO.2 FUT	NEGATIVE PRICE RETURN	At Maturity	02/26/2021	USD	2,251	2,347	–	96
Bank of America	Cotton No. 2	SWAPMAR21 KOSPI 200 INDEX FUTURE	NEGATIVE PRICE RETURN	At Maturity	03/09/2021	USD	794	859	–	65
JPMorgan Chase	KOSPI Index	MAR21	NEGATIVE PRICE RETURN	At Maturity	03/11/2021	KRW	14,719	15,762	–	1,071
Bank of America	Soybean Oil	CAL COMMODITY FUTURE.	AN OIL	At Maturity	03/12/2021	USD	8,507	9,667	–	1,159
Citibank	Soybean Oil	CAL COMMODITY FUTURE.	AN OIL	At Maturity	03/12/2021	USD	1,254	1,425	–	171
Bank of America	Soybean Meal	CAL COMMODITY FUTURE. WHEAT FUTURE SWAP—MAR	AN OIL	At Maturity	03/12/2021	USD	2,346	2,576	–	231
Citibank	Wheat	2021	NEGATIVE PRICE RETURN	At Maturity	03/12/2021	USD	822	865	–	43
Citibank	Soybean	CAL COMMODITY FUTURE.	AN OIL	At Maturity	03/12/2021	USD	13,636	15,732	–	2,096
Citibank	Soybean Meal	CAL COMMODITY FUTURE. CORN FUTURES SWAP	AN OIL	At Maturity	03/12/2021	USD	5,274	5,797	–	522
Bank of America	Corn	MAR21 SWISS MARKET INDEX	NEGATIVE PRICE RETURN	At Maturity	03/15/2021	USD	5,766	6,679	–	913
Bank of America	Swiss Market	FUTURE LIVE CATTLE FUTURES	NEGATIVE PRICE RETURN	At Maturity	03/19/2021	CHF	9,136	9,513	–	346
Merrill Lynch	Live Cattle	APR 21	NEGATIVE PRICE RETURN	At Maturity	04/30/2021	USD	569	572	–	3

								$146,416	$–	$8,986

A list of open centrally cleared swap agreements held by the Fund at December 31, 2020, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3 MONTH USD - LIBOR	0.25%	Semi-Annually	03/17/2023	USD	723,000	$880	$429	$451
3 MONTH USD - LIBOR	0.50%	Semi-Annually	03/17/2026	USD	120,000	250	390	(140)
USD-LIBOR-BBA 3M	0.50%	Semi-Annually	06/16/2026	USD	142,459	(29)	(249)	220

						$1,101	$570	$531

Percentages are based on Net Assets of $2,688,672 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of December 31, 2020.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2020, the value of these securities amounted to $72,399 ($ Thousands), representing 2.7% of the Net Assets of the Fund.

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Accumulation Fund (Concluded)

(D)	Securities considered illiquid. The total value of such securities as of December 31, 2020 was $1 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(E)	There is currently no rate available.

ADR – American Depositary Receipt

AUD – Australian Dollar

BBA – British Bankers’ Association

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

Cl – Class

CLP – Chilean Peso

CNH – Chinese Yuan Offshore

CZK – Czech Koruna

DAX – German Stock Index

ETF – Exchange-Traded Fund

EUR – Euro

FTSE – Financial Times and Stock Exchange

GBP – British Pound Sterling

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IBEX – Spanish Stock Exchange

ICE – Intercontinental Exchange

INR – Indian Rupee

JPY – Japanese Yen

JSE – Johannesburg Stock Exchange

KOSPI – Korea Composite Stock Price Index

KRW – Korean Won

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

LME – London Metal Exchange

Ltd. – Limited

MSCI – Morgan Stanley Capital International

MTN – Medium Term Note

MXN – Mexican Peso

NYMEX – New York Mercantile Exchange

OMX – Offset Market Exchange

PLC – Public Limited Company

PLN – Polish Zloty

RUB – Russian Ruble

S&P— Standard & Poor’s

SGX – Singapore Exchange Limited

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

TWD – Taiwan Dollar

ULSD – Ultra-Low Sulfur Diesel

USD – U.S. Dollar

VAR – Variable Rate

ZAR – South African Rand

The following is a list of the level of inputs used as of December 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	1,064,611	–	1,064,611
Sovereign Debt	2,602	402,306	–	404,908
Foreign Common Stock	67,668	–	–	67,668
Corporate Obligations	–	63,420	–	63,420
Common Stock	57,906	159	–	58,065
Exchange Traded Fund	18,002	–	–	18,002
Preferred Stock	192	–	–	192
Warrants	–	1	–	1

Total Investments in Securities	146,370	1,530,497	–	1,676,867

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	58,357	–	–	58,357
Unrealized Depreciation	(5,429)	–	–	(5,429)
Forwards Contracts*
Unrealized Appreciation	–	4,308	–	4,308
Unrealized Depreciation	–	(9,058)	–	(9,058)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	8,986	–	8,986
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	671	–	671
Unrealized Depreciation	–	(140)	–	(140)

Total Other Financial Instruments	52,928	4,767	–	57,695

*Futures contracts, forward contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS – 46.0%
Communication Services – 4.0%
Altice France
7.375%, 05/01/2026 (A)	$470	$494
Altice France Holding
10.500%, 05/15/2027 (A)	850	954
AMC Networks
5.000%, 04/01/2024	400	406
ANGI Group
3.875%, 08/15/2028 (A)	690	702
AT&T
4.350%, 03/01/2029	700	835
3.500%, 06/01/2041	350	377
2.750%, 06/01/2031	475	507
2.550%, 12/01/2033 (A)	1,428	1,464
2.300%, 06/01/2027	1,050	1,120
1.650%, 02/01/2028	875	893
CCO Holdings
4.500%, 05/01/2032 (A)	1,540	1,644
CenturyLink
7.650%, 03/15/2042	1,245	1,506
5.125%, 12/15/2026 (A)	1,250	1,320
Charter Communications Operating
5.125%, 07/01/2049	300	366
4.908%, 07/23/2025	3,200	3,717
3.750%, 02/15/2028	650	729
Comcast
4.700%, 10/15/2048	675	943
Digicel Group 0.5
8.000%, 04/01/2025 (A)	86	45
Digicel International Finance
8.750%, 05/25/2024 (A)	61	63
DISH DBS
7.750%, 07/01/2026	700	784
Entercom Media
6.500%, 05/01/2027 (A)	924	939
Frontier Communications
6.750%, 05/01/2029 (A)	380	407
5.000%, 05/01/2028 (A)	395	412
iHeartCommunications (B)
6.375%, 05/01/2026	400	428
5.250%, 08/15/2027 (A)	250	262
4.750%, 01/15/2028 (A)	420	431
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)(C)	650	468
5.500%, 08/01/2023 (C)	1,110	752
Mauritius Investments
6.500%, 10/13/2026	2,470	2,828
4.755%, 11/11/2024	400	422
Millicom International Cellular
6.625%, 10/15/2026 (A)	240	257
6.250%, 03/25/2029 (A)	530	596
5.125%, 01/15/2028 (A)	280	298

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 04/27/2031 (A)	$1,560	$1,685
Netflix
6.375%, 05/15/2029	490	605
Outfront Media Capital
5.000%, 08/15/2027 (A)	145	147
Scripps (Escrow Security)
5.875%, 07/15/2027 (A)	450	470
Scripps Escrow II
5.375%, 01/15/2031 (A)	580	605
Sprint Capital
8.750%, 03/15/2032	1,010	1,599
6.875%, 11/15/2028	520	686
TEGNA
4.625%, 03/15/2028 (A)	1,050	1,074
Telecom Argentina
8.500%, 08/06/2025 (A)	28	26
Telecom Italia Capital
6.000%, 09/30/2034	500	609
T-Mobile USA
4.500%, 04/15/2050 (A)	1,516	1,870
Townsquare Media
6.875%, 02/01/2026 (A)	902	945
Verizon Communications
4.000%, 03/22/2050	675	817

		38,507

Consumer Discretionary – 5.7%
Adient US
7.000%, 05/15/2026 (A)	419	456
Allen Media
10.500%, 02/15/2028 (A)	760	788
Allied Universal Holdco
6.625%, 07/15/2026 (A)	400	427
AutoNation
4.750%, 06/01/2030	200	241
Banijay Entertainment SASU
5.375%, 03/01/2025 (A)	650	674
BorgWarner
5.000%, 10/01/2025 (A)	560	658
Boyd Gaming
8.625%, 06/01/2025 (A)	150	167
4.750%, 12/01/2027	1,200	1,246
Boyne USA
7.250%, 05/01/2025 (A)	390	409
Burlington Coat Factory Warehouse
6.250%, 04/15/2025 (A)	297	316
Caesars Entertainment
6.250%, 07/01/2025 (A)	500	532
CalAtlantic Group
5.250%, 06/01/2026	330	334
Carnival
9.875%, 08/01/2027 (A)	270	310

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Carriage Services
6.625%, 06/01/2026 (A)	$250	$267
CSC Holdings
5.750%, 01/15/2030 (A)	1,525	1,672
Dealer Tire
8.000%, 02/01/2028 (A)	1,284	1,352
Diamond Sports Group
6.625%, 08/15/2027 (A)	500	303
5.375%, 08/15/2026 (A)	330	268
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%, 02/15/2023 (A)	370	376
eG Global Finance
6.750%, 02/07/2025 (A)	488	503
Empire Communities
7.000%, 12/15/2025 (A)	570	601
Expedia Group
4.625%, 08/01/2027 (A)	647	723
Ford Motor
9.000%, 04/22/2025	560	687
8.500%, 04/21/2023	1,286	1,447
Ford Motor Credit
5.875%, 08/02/2021	350	358
5.125%, 06/16/2025	1,075	1,169
4.140%, 02/15/2023	750	773
General Motors
6.125%, 10/01/2025	200	243
5.950%, 04/01/2049	50	68
5.400%, 10/02/2023	400	448
4.000%, 04/01/2025	250	277
General Motors Financial
5.650%, 01/17/2029	175	217
3.250%, 01/05/2023	1,850	1,940
Getty Images
9.750%, 03/01/2027 (A)	720	763
Golden Nugget
6.750%, 10/15/2024 (A)	470	467
GrubHub Holdings
5.500%, 07/01/2027 (A)	300	315
Hilton Domestic Operating
4.000%, 05/01/2031 (A)	459	484
Installed Building Products
5.750%, 02/01/2028 (A)	450	479
IRB Holding
7.000%, 06/15/2025 (A)	502	548
6.750%, 02/15/2026 (A)	435	449
L Brands
6.875%, 07/01/2025 (A)	560	608
5.250%, 02/01/2028	940	981
LBM Acquisition
6.250%, 01/15/2029 (A)	865	893

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lions Gate Capital Holdings
5.875%, 11/01/2024 (A)		$750	$761
Mattamy Group
4.625%, 03/01/2030 (A)		789	836
MDC Holdings
6.000%, 01/15/2043		270	362
Melco Resorts Finance
5.375%, 12/04/2029 (A)		920	955
MGM Resorts International
4.750%, 10/15/2028		835	895
Michaels Stores
8.000%, 07/15/2027 (A)		480	516
Mohegan Gaming & Entertainment
7.875%, 10/15/2024 (A)		910	950
NCL
12.250%, 05/15/2024 (A)		570	684
10.250%, 02/01/2026 (A)		580	679
5.875%, 03/15/2026 (A)		1,225	1,288
3.625%, 12/15/2024 (A)		2,210	2,099
Newell Brands
4.700%, 04/01/2026		250	275
PetSmart
8.875%, 06/01/2025 (A)		1,010	1,038
PM General Purchaser
9.500%, 10/01/2028 (A)		860	952
Sally Holdings
5.500%, 11/01/2023		210	211
Sands China
5.125%, 08/08/2025		500	561
3.800%, 01/08/2026 (A)		200	213
SeaWorld Parks & Entertainment
9.500%, 08/01/2025 (A)		1,150	1,248
Silversea Cruise Finance
7.250%, 02/01/2025 (A)		750	776
Six Flags Entertainment
5.500%, 04/15/2027 (A)		928	954
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)		1,592	1,687
Station Casinos
4.500%, 02/15/2028 (A)		837	843
Terrier Media Buyer
8.875%, 12/15/2027 (A)		850	937
Twin River Worldwide Holdings
6.750%, 06/01/2027 (A)		150	161
Univision Communications
9.500%, 05/01/2025 (A)		300	334
Viking Cruises
5.875%, 09/15/2027 (A)		310	303
Virgin Media Secured Finance
5.000%, 04/15/2027	GBP	800	1,144

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Virgin Media Vendor Financing Notes III DAC
4.875%, 07/15/2028 (A)	GBP	725	$1,011
VOC Escrow
5.000%, 02/15/2028 (A)		$1,070	1,062
Wendy’s International
7.000%, 12/15/2025		570	626
WW International
8.625%, 12/01/2025 (A)		620	645
Wyndham Destinations
6.625%, 07/31/2026 (A)		278	318
Wynn Macau
5.625%, 08/26/2028 (A)		1,000	1,053
5.125%, 12/15/2029 (A)		470	480
Wynn Resorts Finance
7.750%, 04/15/2025 (A)		740	802
Yum! Brands
7.750%, 04/01/2025 (A)		27	30
4.750%, 01/15/2030 (A)		454	498

			54,424

Consumer Staples – 1.8%
Altria Group
2.350%, 05/06/2025		425	452
Anheuser-Busch InBev Worldwide
4.750%, 01/23/2029		2,675	3,303
BRF
5.750%, 09/21/2050 (A)		310	345
Constellation Brands
3.150%, 08/01/2029		600	668
General Mills
2.875%, 04/15/2030		444	492
Herbalife Nutrition
7.875%, 09/01/2025 (A)		603	659
H-Food Holdings
8.500%, 06/01/2026 (A)		500	523
HLF Financing Sarl
7.250%, 08/15/2026 (A)		1,452	1,540
Keurig Dr Pepper
4.597%, 05/25/2028		1,000	1,217
3.800%, 05/01/2050		100	120
Kraft Heinz Foods
5.500%, 06/01/2050 (A)		190	239
5.000%, 07/15/2035		1,546	1,874
4.875%, 10/01/2049 (A)		330	385
4.375%, 06/01/2046		1,671	1,808
4.250%, 03/01/2031 (A)		80	89
Kronos Acquisition Holdings
7.000%, 12/31/2027 (A)		880	921
Lindley
4.625%, 04/12/2023		190	197

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Performance Food Group
6.875%, 05/01/2025 (A)	$3	$3
5.500%, 10/15/2027 (A)	450	475
Post Holdings
5.750%, 03/01/2027 (A)	600	635
4.625%, 04/15/2030 (A)	429	451
Prosperous Ray
4.625%, 11/12/2023	300	325
Spectrum Brands
5.000%, 10/01/2029 (A)	75	81
United Natural Foods
6.750%, 10/15/2028 (A)	664	695

		17,497

Energy – 7.1%
Antero Midstream Partners
5.750%, 03/01/2027 (A)	950	933
5.375%, 09/15/2024	1,060	1,033
Antero Resources
5.125%, 12/01/2022	800	798
Berry Petroleum
7.000%, 02/15/2026 (A)	1,170	994
Blue Racer Midstream
7.625%, 12/15/2025 (A)	670	714
Buckeye Partners
4.350%, 10/15/2024	245	251
4.125%, 12/01/2027	865	882
3.950%, 12/01/2026	860	871
Cenovus Energy
5.375%, 07/15/2025	825	930
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024	250	292
5.125%, 06/30/2027	850	1,006
CNX Midstream Partners
6.500%, 03/15/2026 (A)	380	387
Comstock Resources
9.750%, 08/15/2026	1,000	1,077
Continental Resources
4.500%, 04/15/2023	131	135
4.375%, 01/15/2028	100	103
DCP Midstream Operating
6.750%, 09/15/2037 (A)	770	832
6.450%, 11/03/2036 (A)	115	124
5.375%, 07/15/2025	650	714
Devon Energy
5.850%, 12/15/2025	1,021	1,200
5.000%, 06/15/2045	200	236
Endeavor Energy Resources
6.625%, 07/15/2025 (A)	450	481
5.750%, 01/30/2028 (A)	280	302
5.500%, 01/30/2026 (A)	330	339

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Energy Transfer Operating
4.200%, 09/15/2023	$3,225	$3,476
Enterprise Products Operating
3.003%, VAR ICE LIBOR USD 3 Month+2.778%, 06/01/2067	395	339
EQM Midstream Partners
6.500%, 07/01/2027 (A)	190	214
6.000%, 07/01/2025 (A)	210	230
EQT
7.875%, 02/01/2025	330	376
Equities Midstream Partners
4.000%, 08/01/2024	640	659
Eterna Capital Pte
8.000%, 12/11/2022	46	21
Exterran Energy Solutions
8.125%, 05/01/2025	700	584
Gazprom PJSC Via Gaz Capital
4.950%, 03/23/2027 (A)	500	566
Gazprom PJSC Via Gaz Capital MTN
7.288%, 08/16/2037	300	441
Genesis Energy
7.750%, 02/01/2028	1,198	1,147
Global Partners
6.875%, 01/15/2029 (A)	545	590
GNL Quintero
4.634%, 07/31/2029	400	446
KazMunayGas National JSC
4.750%, 04/19/2027 (A)	800	928
KazTransGas JSC
4.375%, 09/26/2027 (A)	300	345
Laredo Petroleum
9.500%, 01/15/2025	769	673
Marathon Petroleum
3.800%, 04/01/2028	325	362
3.625%, 09/15/2024	350	382
MEG Energy
7.125%, 02/01/2027 (A)	1,190	1,229
7.000%, 03/31/2024 (A)	410	414
MPLX
4.800%, 02/15/2029	250	302
4.000%, 03/15/2028	950	1,093
Nabors Industries
9.000%, 02/01/2025 (A)	442	420
NGL Energy Partners
7.500%, 11/01/2023	1,150	814
NGPL PipeCo
7.768%, 12/15/2037 (A)	1,300	1,758
Noble Holding International
6.050%, 03/01/2041 (C)	900	17
NuStar Logistics
6.375%, 10/01/2030	670	759
6.000%, 06/01/2026	915	990

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Occidental Petroleum
8.000%, 07/15/2025	$1,015	$1,156
7.150%, 05/15/2028	1,000	1,014
6.625%, 09/01/2030	700	760
6.125%, 01/01/2031	780	835
5.550%, 03/15/2026	725	757
5.120%, 10/10/2036 (D)	1,410	649
ONEOK
6.350%, 01/15/2031	325	417
Parsley Energy
5.625%, 10/15/2027 (A)	480	525
5.375%, 01/15/2025 (A)	530	545
PBF Holding
9.250%, 05/15/2025 (A)	180	177
Petrobras Global Finance BV
5.299%, 01/27/2025	1,160	1,311
Petroleos de Venezuela
6.000%, 10/28/2022 (C)(E)	8,860	187
6.000%, 05/16/2024 (C)(E)	3,790	133
6.000%, 11/15/2026 (C)(E)	1,110	39
5.500%, 04/12/2037 (C)(E)	130	4
5.375%, 04/12/2027 (C)(E)	2,570	90
Petroleos Mexicanos
7.690%, 01/23/2050	406	409
6.950%, 01/28/2060	207	195
6.625%, 06/15/2035	30	30
6.500%, 03/13/2027	430	453
6.490%, 01/23/2027	160	169
6.350%, 02/12/2048	242	219
5.950%, 01/28/2031	90	90
5.350%, 02/12/2028	300	297
4.500%, 01/23/2026	40	40
Petroleos Mexicanos MTN
6.750%, 09/21/2047	20	19
Phillips 66
3.900%, 03/15/2028	525	605
Plains All American Pipeline
3.650%, 06/01/2022	1,700	1,750
3.600%, 11/01/2024	175	187
Range Resources
9.250%, 02/01/2026	1,740	1,818
5.875%, 07/01/2022	196	196
5.750%, 06/01/2021	300	299
5.000%, 08/15/2022	220	218
ReNew Power Synthetic
6.670%, 03/12/2024	200	211
Sabine Pass Liquefaction
6.250%, 03/15/2022	700	737
5.625%, 03/01/2025	800	933
SEPLAT Petroleum Development
9.250%, 04/01/2023	550	565

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Summit Midstream Holdings
5.750%, 04/15/2025	$745	$477
5.500%, 08/15/2022	605	544
Suncor Energy
3.100%, 05/15/2025	400	438
2.800%, 05/15/2023	200	210
Sunoco
5.500%, 02/15/2026	240	246
4.500%, 05/15/2029 (A)	780	811
Tallgrass Energy Partners
6.000%, 12/31/2030 (A)	970	998
5.500%, 09/15/2024 (A)	714	726
Targa Resources Partners
5.375%, 02/01/2027	1,870	1,964
4.875%, 02/01/2031 (A)	490	534
Total Capital International
2.829%, 01/10/2030	1,350	1,504
Transocean
7.500%, 01/15/2026 (A)	500	230
Transocean Poseidon
6.875%, 02/01/2027 (A)	470	428
Transportadora de Gas del Sur
6.750%, 05/02/2025 (A)	1,250	1,147
USA Compression Partners
6.875%, 04/01/2026	1,175	1,228
Valero Energy
2.850%, 04/15/2025	350	373
2.700%, 04/15/2023	650	678
Western Midstream Operating
5.450%, 04/01/2044	1,450	1,466
5.300%, 03/01/2048	530	525
Williams
8.750%, 03/15/2032	200	293
WPX Energy
5.250%, 10/15/2027	210	223
4.500%, 01/15/2030	520	551
YPF
8.500%, 03/23/2021	1,180	1,127

		68,969

Financials – 9.9%
AIA Group
3.900%, 04/06/2028 (A)	475	538
AIA Group MTN
3.200%, 03/11/2025 (A)	425	459
AIB Group MTN
4.750%, 10/12/2023 (A)	550	605
Akbank T.A.S.
6.797%, VAR USD Swap Semi 30/360 5 Yr Curr+4.029%, 04/27/2028	200	194
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)	760	813

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Express
3.502%, VAR ICE LIBOR USD 3 Month+3.285% (F)		$370	$360
American International Group
4.200%, 04/01/2028		275	326
3.900%, 04/01/2026		325	371
3.400%, 06/30/2030		575	659
Arch Capital Finance
4.011%, 12/15/2026		1,025	1,192
AssuredPartners
5.625%, 01/15/2029 (A)		305	318
Aviation Capital Group
5.500%, 12/15/2024 (A)		390	432
2.875%, 01/20/2022 (A)		340	344
Avolon Holdings Funding
5.125%, 10/01/2023 (A)		140	150
4.250%, 04/15/2026 (A)		430	463
2.875%, 02/15/2025 (A)		1,250	1,274
Banco Bilbao Vizcaya Argentaria
5.875%, VAR EUR Swap Annual 5 Yr+5.660% (F)	EUR	800	1,023
Banco de Bogota
6.250%, 05/12/2026 (A)		$980	1,130
Banco do Brasil
9.000%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+6.362% (F)		200	223
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.398% (F)		1,920	1,968
Banco Mercantil del Norte
7.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.353% (A)(F)		200	226
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470% (A)(F)		250	283
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.967% (A)(F)		420	455
Banco Santander
4.250%, 04/11/2027		400	463
3.306%, 06/27/2029		400	450
2.749%, 12/03/2030		200	206
2.746%, 05/28/2025		600	640
Bank of America
6.250%, VAR ICE LIBOR USD 3 Month+3.705% (F)		150	166
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028		2,115	2,389
Bank of America MTN
4.200%, 08/26/2024		1,050	1,175

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051		$700	$884
4.000%, 01/22/2025		1,350	1,517
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028		1,525	1,752
Barclays
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.672% (F)		1,170	1,305
7.125%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+6.579% (F)	GBP	700	1,065
2.852%, VAR ICE LIBOR USD 3 Month+2.452%, 05/07/2026		$725	779
BBVA Bancomer
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.650%, 01/18/2033 (A)		410	441
BNP Paribas
3.375%, 01/09/2025 (A)		1,000	1,094
BPCE
4.625%, 09/12/2028 (A)		500	597
CIT Group
6.125%, 03/09/2028		195	237
5.250%, 03/07/2025		185	210
Citigroup
6.300%, VAR ICE LIBOR USD 3 Month+3.423% (F)		1,250	1,355
5.900%, VAR ICE LIBOR USD 3 Month+4.230% (F)		675	709
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/2031		800	970
4.316%, VAR ICE LIBOR USD 3 Month+4.095% (F)		700	696
4.125%, 07/25/2028		1,450	1,696
3.400%, 05/01/2026		1,675	1,885
Cooperatieve Rabobank UA
4.625%, VAR EUR Swap Annual 5 Yr+4.098% (F)	EUR	1,400	1,867
Credit Agricole
6.500%, VAR EUR Swap Annual 5 Yr+5.120% (F)		490	613
Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.416%, 10/05/2027		$470	473
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600% (A)(F)		410	447
7.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.332% (A)(F)		200	225

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.554% (A)(F)		$1,465	$1,472
3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/2029 (A)		600	680
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026		802	944
Deutsche Bank
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.524% (F)		400	400
4.500%, 04/01/2025		950	1,031
Deutsche Bank NY
4.875%, VAR USD ICE Swap 11:00 NY 5 Yr+2.553%, 12/01/2032		1,200	1,256
Finance of America Funding
7.875%, 11/15/2025 (A)		430	425
First Horizon National
4.000%, 05/26/2025		625	698
3.550%, 05/26/2023		650	691
Freedom Mortgage
7.625%, 05/01/2026 (A)		1,450	1,534
Global Aircraft Leasing
6.500%cash/0% PIK, 09/15/2024 (A)		2,970	2,651
HSBC Holdings
5.250%, VAR EUR Swap Annual 5 Yr+4.383% (F)	EUR	700	893
4.950%, 03/31/2030		$226	283
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/2025		700	764
1.645%, VAR United States
Secured Overnight Financing
Rate+1.538%, 04/18/2026		1,000	1,023
Huarong Finance 2017
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773% (F)		200	203
Huarong Finance 2017 MTN
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.983% (F)		310	317
Huarong Finance 2019 MTN
3.750%, 05/29/2024		250	263
Huarong Finance II MTN
5.000%, 11/19/2025		210	236
4.625%, 06/03/2026		610	678
HUB International
7.000%, 05/01/2026 (A)		435	455
Intercontinental Exchange
2.100%, 06/15/2030		800	837
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)		1,880	2,152

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Itau Unibanco Holding
4.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.222% (A)(F)		$1,120	$1,099
JPMorgan Chase
4.125%, 12/15/2026		3,400	3,975
2.956%, VAR United States Secured Overnight Financing Rate+2.515%, 05/13/2031		250	274
Kaisa Group Holdings
8.500%, 06/30/2022		200	204
LD Holdings Group
6.500%, 11/01/2025 (A)		860	905
Lloyds Banking Group
4.947%, VAR EUAMDB05+5.290% (F)	EUR	290	381
Morgan Stanley
3.625%, 01/20/2027		$900	1,031
Morgan Stanley MTN
3.950%, 04/23/2027		1,100	1,272
1.794%, VAR United States Secured Overnight Financing Rate+1.034%, 02/13/2032		625	629
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)		2,150	2,113
Nasdaq
3.250%, 04/28/2050		75	82
Nationstar Mortgage Holdings
5.500%, 08/15/2028 (A)		1,754	1,842
5.125%, 12/15/2030 (A)		349	365
Nationwide Building Society
3.960%, VAR ICE LIBOR USD 3 Month+1.855%, 07/18/2030 (A)		450	524
Natwest Group
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.720% (F)		750	874
3.754%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.100%, 11/01/2029		225	239
2.574%, VAR ICE LIBOR USD 3 Month+2.320% (F)		1,000	952
Navient
5.000%, 03/15/2027		1,100	1,110
New York Life Insurance
3.750%, 05/15/2050 (A)		250	299
NFP
6.875%, 08/15/2028 (A)		1,575	1,682
NMI Holdings
7.375%, 06/01/2025 (A)		570	638
OneMain Finance
4.000%, 09/15/2030		732	760
Park Aerospace Holdings
4.500%, 03/15/2023 (A)		170	178

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Raymond James Financial
4.650%, 04/01/2030		$400	$491
Refinitiv US Holdings
8.250%, 11/15/2026 (A)		750	818
Sabre GLBL
9.250%, 04/15/2025 (A)		1,043	1,241
Turkiye Vakiflar Bankasi TAO
6.500%, 01/08/2026 (A)		680	696
UBS Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344% (A)(F)		710	778
7.000%, VAR USSW5YF+4.866% (F)		1,050	1,193
5.750%, VAR EUR Swap Annual 5 Yr+5.287% (F)	EUR	750	960
UniCredit
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.180% (F)		$1,050	1,136
UniCredit MTN
7.296%, VAR USD ICE Swap 11:00 NY 5 Yr+4.914%, 04/02/2034 (A)		660	798
5.459%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.750%, 06/30/2035 (A)		640	704
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990% (F)		525	595
Wells Fargo MTN
4.100%, 06/03/2026		1,575	1,806
Yapi ve Kredi Bankasi MTN
13.875%, VAR USD Swap Semi 30/360 5 Yr Curr+11.245% (F)		480	539
8.250%, 10/15/2024 (A)		500	548
6.100%, 03/16/2023		510	521

			94,250

Health Care – 2.7%
AbbVie
4.250%, 11/21/2049		1,109	1,391
3.200%, 11/21/2029		1,975	2,213
Acadia Healthcare
5.625%, 02/15/2023		1,200	1,203
5.000%, 04/15/2029 (A)		95	101
AdaptHealth
6.125%, 08/01/2028 (A)		670	719
4.625%, 08/01/2029 (A)		705	724
Air Methods
8.000%, 05/15/2025 (A)		640	541
Akumin
7.000%, 11/01/2025 (A)		630	662
Bausch Health
5.000%, 01/30/2028 (A)		325	335

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bausch Health Americas
8.500%, 01/31/2027 (A)	$1,030	$1,146
Bayer US Finance II
4.375%, 12/15/2028 (A)	300	353
4.250%, 12/15/2025 (A)	500	571
Becton Dickinson
4.669%, 06/06/2047	550	722
3.700%, 06/06/2027	690	792
3.363%, 06/06/2024	525	571
2.823%, 05/20/2030	625	687
Cheplapharm Arzneimittel GmbH
5.500%, 01/15/2028 (A)	1,188	1,241
Cigna
3.400%, 03/15/2050	625	703
CVS Health
5.050%, 03/25/2048	525	712
3.750%, 04/01/2030	590	687
DaVita
3.750%, 02/15/2031 (A)	1,760	1,787
DENTSPLY SIRONA
3.250%, 06/01/2030	325	362
DH Europe Finance II Sarl
2.600%, 11/15/2029	175	191
Global Medical Response
6.500%, 10/01/2025 (A)	720	752
LifePoint Health
5.375%, 01/15/2029 (A)	1,185	1,182
4.375%, 02/15/2027 (A)	440	441
Prime Security Services Borrower
6.250%, 01/15/2028 (A)	330	354
Radiology Partners
9.250%, 02/01/2028 (A)	400	449
Select Medical
6.250%, 08/15/2026 (A)	450	485
Stryker
1.950%, 06/15/2030	825	849
Syneos Health
3.625%, 01/15/2029 (A)	480	481
Tenet Healthcare
6.250%, 02/01/2027 (A)	200	212
Teva Pharmaceutical Finance Netherlands
III BV
7.125%, 01/31/2025	320	354
3.150%, 10/01/2026	290	279
US Renal Care
10.625%, 07/15/2027 (A)	40	44
Zimmer Biomet Holdings
3.550%, 03/20/2030	800	906
Zoetis
2.000%, 05/15/2030	1,100	1,139

		26,341

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Industrials – 6.3%
AECOM
5.125%, 03/15/2027	$950	$1,057
AerCap Ireland Capital DAC
6.500%, 07/15/2025	285	341
4.875%, 01/16/2024	400	437
4.625%, 07/01/2022	2,300	2,420
4.500%, 09/15/2023	340	369
Aeropuertos Dominicanos Siglo XXI
6.750%, 03/30/2029 (A)	350	363
Air Canada
7.750%, 04/15/2021 (A)	220	221
Air Lease
3.250%, 03/01/2025	850	910
Air Lease MTN
3.750%, 06/01/2026	600	660
American News
8.500%, 09/01/2026 (A)	1,965	2,210
Avis Budget Car Rental
6.375%, 04/01/2024 (A)	10	10
Boeing
5.930%, 05/01/2060	610	865
5.805%, 05/01/2050	350	482
5.150%, 05/01/2030	150	182
3.450%, 11/01/2028	375	402
3.250%, 03/01/2028	425	450
Bombardier
7.500%, 03/15/2025 (A)	350	325
6.125%, 01/15/2023 (A)	810	792
Carrier Global
2.493%, 02/15/2027 (A)	1,100	1,187
2.242%, 02/15/2025	2,375	2,513
Core & Main Holdings
8.625%cash/9.375% PIK, 09/15/2024 (A)	650	665
CoreCivic
4.625%, 05/01/2023	280	270
Cornerstone Building Brands
6.125%, 01/15/2029 (A)	827	879
CoStar Group
2.800%, 07/15/2030 (A)	625	649
CP Atlas Buyer
7.000%, 12/01/2028 (A)	545	567
DAE Funding
5.750%, 11/15/2023 (A)	1,530	1,572
Delta Air Lines
7.000%, 05/01/2025 (A)	460	531
4.750%, 10/20/2028 (A)	100	109
2.900%, 10/28/2024	570	562
DP World MTN
6.850%, 07/02/2037 (A)	100	137
5.625%, 09/25/2048 (A)	750	955

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Dun & Bradstreet
6.875%, 08/15/2026 (A)	$688	$740
GE Capital Funding
4.400%, 05/15/2030 (A)	425	501
GE Capital International Funding Unlimited Co
3.373%, 11/15/2025	400	444
General Electric MTN
6.875%, 01/10/2039	940	1,384
GFL Environmental
8.500%, 05/01/2027 (A)	849	942
5.125%, 12/15/2026 (A)	175	186
4.000%, 08/01/2028 (A)	1,188	1,197
3.750%, 08/01/2025 (A)	400	410
H&E Equipment Services
3.875%, 12/15/2028 (A)	640	647
Husky III Holding
13.000%cash/0% PIK, 02/15/2025 (A)	600	653
IAA
5.500%, 06/15/2027 (A)	250	265
IHS Markit
4.750%, 08/01/2028	700	862
3.625%, 05/01/2024	425	464
IHS Netherlands Holdco BV
7.125%, 03/18/2025	1,000	1,048
KOC Holding
6.500%, 03/11/2025	2,170	2,359
5.250%, 03/15/2023	1,330	1,373
Mexico City Airport Trust
5.500%, 10/31/2046 (A)	400	426
5.500%, 07/31/2047	892	940
4.250%, 10/31/2026 (A)	210	222
3.875%, 04/30/2028 (A)	1,190	1,230
MHP Lux
6.950%, 04/03/2026	1,870	2,048
MV24 Capital BV
6.748%, 06/01/2034	2,886	3,164
Northrop Grumman
3.250%, 01/15/2028	1,950	2,205
Otis Worldwide
2.565%, 02/15/2030	1,425	1,530
2.293%, 04/05/2027	225	240
Park-Ohio Industries
6.625%, 04/15/2027	920	952
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	130	142
Republic Services
1.750%, 02/15/2032	600	602
RR Donnelley & Sons
8.250%, 07/01/2027	584	669

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	$840	$941
Stanley Black & Decker
4.250%, 11/15/2028	650	792
Swire Pacific Financing MTN
4.500%, 10/09/2023	200	218
Titan Acquisition
7.750%, 04/15/2026 (A)	1,465	1,524
TransDigm
8.000%, 12/15/2025 (A)	630	696
6.500%, 05/15/2025	390	401
6.250%, 03/15/2026 (A)	800	852
5.500%, 11/15/2027	960	1,009
Uber Technologies
7.500%, 09/15/2027 (A)	1,200	1,320
6.250%, 01/15/2028 (A)	835	908
United Rentals North America
5.250%, 01/15/2030	330	366
Univar Solutions USA
5.125%, 12/01/2027 (A)	300	317
Waste Management
1.150%, 03/15/2028	225	226
WESCO Distribution
7.250%, 06/15/2028 (A)	678	771
XPO CNW
6.700%, 05/01/2034	650	773

		62,051

Information Technology – 2.8%
Amkor Technology
6.625%, 09/15/2027 (A)	400	434
Arches Buyer
6.125%, 12/01/2028 (A)	364	376
Austin BidCo
7.125%, 12/15/2028 (A)	275	287
Avaya
6.125%, 09/15/2028 (A)	867	926
Banff Merger Sub
9.750%, 09/01/2026 (A)	200	216
Black Knight InfoServ
3.625%, 09/01/2028 (A)	440	450
Broadcom
4.700%, 04/15/2025	1,100	1,261
4.250%, 04/15/2026	3,525	4,037
3.625%, 10/15/2024	800	879
3.500%, 01/15/2028	53	58
3.125%, 01/15/2025	50	54
Cablevision Lightpath
5.625%, 09/15/2028 (A)	200	209
Castle US Holding
9.500%, 02/15/2028 (A)	839	839

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CommScope
8.250%, 03/01/2027 (A)	$300	$320
7.125%, 07/01/2028 (A)	885	942
CommScope Technologies
5.000%, 03/15/2027 (A)	170	168
Dell International
6.020%, 06/15/2026 (A)	1,600	1,952
5.450%, 06/15/2023 (A)	525	581
EIG Investors
10.875%, 02/01/2024	100	103
Gartner
3.750%, 10/01/2030 (A)	650	685
Global Payments
3.200%, 08/15/2029	225	249
2.650%, 02/15/2025	400	428
Hewlett Packard Enterprise
4.900%, 10/15/2025	1,865	2,182
4.650%, 10/01/2024	500	568
J2 Global
4.625%, 10/15/2030 (A)	960	1,013
Lam Research
1.900%, 06/15/2030	300	312
NXP BV
3.400%, 05/01/2030 (A)	225	255
Open Text Holdings
4.125%, 02/15/2030 (A)	3	3
Oracle
3.600%, 04/01/2050	609	710
Prosus
4.850%, 07/06/2027 (A)	740	851
3.680%, 01/21/2030 (A)	250	272
Prosus MTN
4.027%, 08/03/2050 (A)	560	587
Seagate HDD Cayman
3.125%, 07/15/2029 (A)	1,769	1,769
Solera
10.500%, 03/01/2024 (A)	1,480	1,534
Sunny Express Enterprises
3.350%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+4.762% (F)	200	202
Switch
3.750%, 09/15/2028 (A)	450	457
Visa
2.700%, 04/15/2040	200	218
Xerox Holdings
5.000%, 08/15/2025 (A)	490	521

		26,908

Materials – 2.8%
Anglo American Capital
5.625%, 04/01/2030 (A)	500	635

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ArcelorMittal
3.600%, 07/16/2024	$20	$22
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)	210	224
Axalta Coating Systems
3.375%, 02/15/2029 (A)	1,405	1,405
Berry Global
5.625%, 07/15/2027 (A)	550	591
1.570%, 01/15/2026 (A)	325	328
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)	970	1,021
Cemex
7.375%, 06/05/2027 (A)	1,010	1,149
Cleveland-Cliffs
5.750%, 03/01/2025	550	558
Element Solutions
3.875%, 09/01/2028 (A)	303	312
First Quantum Minerals
7.250%, 04/01/2023 (A)	250	258
6.875%, 10/15/2027 (A)	1,500	1,627
Freeport-McMoRan
5.450%, 03/15/2043	750	934
Glencore Funding
4.125%, 03/12/2024 (A)	400	440
HB Fuller
4.250%, 10/15/2028	480	492
Huntsman International
4.500%, 05/01/2029	375	432
Ingevity
3.875%, 11/01/2028 (A)	735	740
Kraton Polymers
7.000%, 04/15/2025 (A)	1,000	1,053
LABL Escrow Issuer
6.750%, 07/15/2026 (A)	950	1,029
Metinvest BV
7.750%, 04/23/2023 (A)	375	399
Newcrest Finance Pty
3.250%, 05/13/2030 (A)	150	166
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(C)	960	6
Nouryon Holding BV
8.000%, 10/01/2026 (A)	650	691
Novelis
4.750%, 01/30/2030 (A)	800	862
OCI
5.250%, 11/01/2024 (A)	325	337
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	267	289
Pactiv
8.375%, 04/15/2027	1,265	1,474
Rayonier AM Products
7.625%, 01/15/2026 (A)	131	137

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Resolute Forest Products
5.875%, 05/15/2023		$290	$289
Samarco Mineracao
5.750%, 10/24/2023 (C)(E)		200	144
4.125%, 11/01/2022 (C)		200	141
SASOL Financing USA
5.875%, 03/27/2024		1,080	1,147
Sealed Air
6.875%, 07/15/2033 (A)		411	543
SRM Escrow Issuer
6.000%, 11/01/2028 (A)		710	742
Steel Dynamics
2.400%, 06/15/2025		140	149
Summit Materials
5.250%, 01/15/2029 (A)		823	864
Suzano Austria GmbH
6.000%, 01/15/2029		530	637
5.750%, 07/14/2026		400	469
Syngenta Finance MTN
1.250%, 09/10/2027	EUR	200	238
Teck Resources
3.900%, 07/15/2030		$250	278
Vale Overseas
6.250%, 08/10/2026		880	1,091
Valvoline
3.625%, 06/15/2031 (A)		390	400
WR Grace & -Conn
4.875%, 06/15/2027 (A)		1,489	1,579

			26,322

Real Estate – 1.3%
Agree
2.900%, 10/01/2030		175	186
Alexandria Real Estate Equities
3.375%, 08/15/2031		375	429
American Tower
3.950%, 03/15/2029		300	349
Crown Castle International Corp
4.150%, 07/01/2050		100	122
CyrusOne
1.450%, 01/22/2027	EUR	380	470
Diversified Healthcare Trust
9.750%, 06/15/2025		$470	534
Duke Realty
1.750%, 07/01/2030		300	303
Essex Portfolio
3.000%, 01/15/2030		400	439
Five Point Operating
7.875%, 11/15/2025 (A)		590	625
MPT Operating Partnership
3.692%, 06/05/2028	GBP	544	803
3.500%, 03/15/2031		$1,215	1,255

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Realogy Group
9.375%, 04/01/2027 (A)	$1,410	$1,562
7.625%, 06/15/2025 (A)	646	701
Service Properties Trust
5.500%, 12/15/2027	350	383
4.750%, 10/01/2026	1,011	998
Spirit Realty
3.200%, 01/15/2027	600	637
VEREIT Operating Partnership
4.875%, 06/01/2026	1,000	1,172
2.850%, 12/15/2032	375	392
WP Carey
4.250%, 10/01/2026	700	806

		12,166

Utilities – 1.6%
AES
2.450%, 01/15/2031 (A)	340	345
Alliant Energy Finance
4.250%, 06/15/2028 (A)	125	145
American Electric Power
2.300%, 03/01/2030	300	313
AmeriGas Partners
5.875%, 08/20/2026	75	84
Berkshire Hathaway Energy
4.250%, 10/15/2050 (A)	350	453
Calpine
3.750%, 03/01/2031 (A)	1,875	1,857
East Ohio Gas
3.000%, 06/15/2050 (A)	175	191
Eskom Holdings SOC MTN
6.750%, 08/06/2023	230	234
6.350%, 08/10/2028	500	551
FirstEnergy
2.650%, 03/01/2030	800	803
2.250%, 09/01/2030	885	856
Greenko Investment
4.875%, 08/16/2023 (A)	410	419
NiSource
3.600%, 05/01/2030	75	87
NRG Energy
7.250%, 05/15/2026	1,070	1,129
5.750%, 01/15/2028	40	44
3.625%, 02/15/2031 (A)	543	559
3.375%, 02/15/2029 (A)	364	373
Pike
5.500%, 09/01/2028 (A)	1,567	1,655
Sempra Energy
3.400%, 02/01/2028	1,075	1,224
Southern California Edison
4.200%, 03/01/2029	450	532

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Suburban Propane Partners
5.500%, 06/01/2024		$250	$255
Talen Energy Supply
10.500%, 01/15/2026 (A)		540	480
TransAlta
6.500%, 03/15/2040		1,020	1,123
Vistra Operations
3.550%, 07/15/2024 (A)		1,200	1,299

			15,011

Total Corporate Obligations (Cost $417,891) ($ Thousands)			442,446

SOVEREIGN DEBT – 12.5%
ABN AMRO Bank
4.375%, VAR EUR Swap Annual 5 Yr+4.674%, 09/22/2169 (F)	EUR	400	519
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (A)		$380	477
3.875%, 04/16/2050 (A)		1,630	1,987
Angolan Government International Bond
9.375%, 05/08/2048		200	188
9.125%, 11/26/2049 (A)		1,170	1,079
8.000%, 11/26/2029 (A)		420	394
Argentine Republic Government International Bond
2.500%, 07/09/2021		1,310	494
1.125%, 07/09/2035		2,306	842
1.000%, 07/09/2029		262	113
0.500%, 07/09/2021		3,760	1,523
0.500%, 07/09/2029	EUR	6	3
0.125%, 07/09/2030		165	75
Armenia Government International Bond
3.950%, 09/26/2029 (A)		$290	293
Azerbaijan Government International Bond
3.500%, 09/01/2032		1,360	1,438
Bahrain Government International Bond
7.375%, 05/14/2030 (A)		1,610	1,911
Banque Centrale de Tunisie International Bond
6.750%, 10/31/2023 (A)	EUR	440	508
Belize Government International Bond
4.938%, 02/20/2034		$165	75
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		160	173
Brazil Notas do Tesouro Nacional
10.000%, 01/01/2029	BRL	1,400	325
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2027		12,791	2,907

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
BRF
4.875%, 01/24/2030		$1,140	$1,237
CBB International Sukuk Programme SPC
6.250%, 11/14/2024 (A)		300	330
Colombia Government International Bond
4.125%, 05/15/2051		630	699
3.125%, 04/15/2031		730	775
3.000%, 01/30/2030		200	210
Commerzbank
6.125%, VAR EUR Swap Annual 5 Yr+6.363%, 04/09/2169 (F)	EUR	400	522
Coty
4.000%, 04/15/2023		1,625	1,909
Dominican Republic International Bond
7.450%, 04/30/2044		$600	774
6.850%, 01/27/2045		660	804
6.500%, 02/15/2048 (A)		1,270	1,499
6.400%, 06/05/2049 (A)		660	774
6.000%, 07/19/2028 (A)		1,300	1,555
4.500%, 01/30/2030		550	596
DP World MTN
5.625%, 09/25/2048		200	255
Eastern & Southern African Trade & Development Bank MTN
5.375%, 03/14/2022		210	216
Ecuador Government International Bond
5.000%, 07/31/2021 (A)		352	225
0.500%, 07/31/2021 (A)		1,128	572
0.000%, 07/31/2030 (A)(D)		329	156
Egypt Government International Bond
8.875%, 05/29/2050 (A)		710	832
8.700%, 03/01/2049 (A)		520	599
8.500%, 01/31/2047		650	735
7.903%, 02/21/2048 (A)		360	391
7.625%, 05/29/2032 (A)		480	543
7.600%, 03/01/2029 (A)		510	585
6.375%, 04/11/2031 (A)	EUR	330	434
5.625%, 04/16/2030		1,560	1,992
4.750%, 04/11/2025		100	127
4.750%, 04/16/2026		680	863
Erste Group Bank
6.500%, VAR EUR Swap Annual 5 Yr+6.204%, 10/15/2169 (F)		400	546
Ghana Government International Bond
8.125%, 01/18/2026		$500	560
8.125%, 03/26/2032 (A)		950	1,004
Guatemala Government Bond
6.125%, 06/01/2050 (A)		530	699
5.750%, 06/06/2022		500	530
4.900%, 06/01/2030 (A)		280	327
4.875%, 02/13/2028		790	908
4.500%, 05/03/2026 (A)		770	855

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.375%, 06/05/2027 (A)		$790	$877
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023 (A)		860	873
Honduras Government International Bond
7.500%, 03/15/2024		660	736
Indonesia Government International Bond
5.250%, 01/17/2042		1,000	1,293
3.850%, 10/15/2030		200	232
3.500%, 01/11/2028		880	985
2.850%, 02/14/2030		900	971
0.900%, 02/14/2027	EUR	180	224
Indonesia Treasury Bond
7.000%, 05/15/2027	IDR	6,424,000	7,387
Iraq Government International Bond
5.800%, 01/15/2028		$263	246
Israel Government International Bond
3.875%, 07/03/2050		290	348
2.750%, 07/03/2030		460	507
Ivory Coast Government International Bond
6.625%, 03/22/2048	EUR	420	568
6.125%, 06/15/2033		$650	731
5.750%, 12/31/2032		257	260
5.250%, 03/22/2030	EUR	390	511
4.875%, 01/30/2032 (A)		1,660	2,084
Jamaica Government International Bond
7.875%, 07/28/2045		$740	1,060
Kazakhstan Government International Bond MTN
5.125%, 07/21/2025		720	851
Kenya Government International Bond
8.250%, 02/28/2048 (A)		260	297
8.000%, 05/22/2032 (A)		910	1,060
7.000%, 05/22/2027 (A)		250	276
Lebanon Government International Bond
8.250%, 05/17/2034 (C)		30	4
8.200%, 05/17/2033 (C)		40	5
7.150%, 11/20/2031 (C)		40	5
7.050%, 11/02/2035 (C)		100	13
7.000%, 03/20/2028 (C)		40	5
6.850%, 03/23/2027 (C)		100	14
6.850%, 05/25/2029 (C)		721	98
6.750%, 11/29/2027 (C)		410	55
6.650%, 04/22/2024 (C)		170	23
6.650%, 11/03/2028 (C)		80	11
6.650%, 02/26/2030 (C)		832	111
6.600%, 11/27/2026 (C)		30	4
6.200%, 02/26/2025 (C)		860	116
Mexican Bonos
8.500%, 05/31/2029	MXN	9,520	582
6.500%, 06/09/2022		5,740	296
Mexico Government International Bond
4.750%, 03/08/2044		$440	522

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.771%, 05/24/2061		$520	$542
3.600%, 01/30/2025		1,000	1,114
2.659%, 05/24/2031		360	369
Mongolia Government International Bond
5.625%, 05/01/2023		200	210
Morocco Government International Bond
3.000%, 12/15/2032 (A)		730	742
1.500%, 11/27/2031 (A)	EUR	290	345
Mozambique International Bond
5.000%, 9.000%, 09/15/2023, 09/15/2031 (G)		$220	201
Nigeria Government International Bond
8.747%, 01/21/2031		1,720	1,993
7.696%, 02/23/2038 (A)		690	736
Pakistan Government International Bond
8.250%, 09/30/2025		370	407
6.875%, 12/05/2027		200	208
Panama Government International Bond
4.500%, 04/01/2056		300	386
Papua New Guinea Government International Bond
8.375%, 10/04/2028 (A)		290	294
Paraguay Government International Bond
6.100%, 08/11/2044		700	937
5.600%, 03/13/2048 (A)		560	720
5.400%, 03/30/2050 (A)		320	404
5.000%, 04/15/2026 (A)		440	515
4.700%, 03/27/2027 (A)		570	665
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026 (A)		530	612
4.450%, 02/20/2029 (A)		330	390
Peruvian Government International Bond
2.783%, 01/23/2031		480	526
Provincia de Buenos Aires
10.875%, 01/26/2021 (C)		63	27
9.950%, 06/09/2021 (A)(C)		3,100	1,263
9.125%, 03/16/2024 (A)(C)		550	225
7.875%, 06/15/2027 (A)(C)		400	163
6.500%, 02/15/2023 (A)(C)		2,240	907
Provincia de Cordoba
7.450%, 09/01/2024 (A)		520	320
Qatar Government International Bond
5.103%, 04/23/2048 (A)		1,690	2,376
4.817%, 03/14/2049 (A)		1,130	1,542
4.625%, 06/02/2046		280	372
4.400%, 04/16/2050 (A)		450	586
3.750%, 04/16/2030 (A)		200	235
Republic of Belarus International Bond
6.875%, 02/28/2023		260	271
6.200%, 02/28/2030		200	202
Republic of Uzbekistan Bond MTN
3.700%, 11/25/2030 (A)		660	695

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Romanian Government International Bond
5.125%, 06/15/2048 (A)		$200	$256
3.375%, 01/28/2050	EUR	230	323
2.875%, 05/26/2028		650	892
2.875%, 03/11/2029		1,490	2,050
2.124%, 07/16/2031 (A)		250	324
2.000%, 12/08/2026 (A)		590	771
2.000%, 01/28/2032 (A)		110	141
Russian Federal Bond - OFZ
7.050%, 01/19/2028	RUB	434,240	6,342
Russian Foreign Bond - Eurobond
5.250%, 06/23/2047		$200	277
5.100%, 03/28/2035 (A)		200	252
4.375%, 03/21/2029 (A)		800	933
Saudi Government International Bond MTN
4.500%, 04/22/2060 (A)		1,070	1,342
3.750%, 01/21/2055 (A)		220	240
3.250%, 10/22/2030 (A)		430	474
Senegal Government International Bond
4.750%, 03/13/2028 (A)	EUR	740	962
Serbia International Bond
1.500%, 06/26/2029 (A)		500	632
South Africa Government International Bond
5.650%, 09/27/2047		$950	947
4.850%, 09/27/2027		890	962
4.665%, 01/17/2024		1,170	1,258
4.300%, 10/12/2028		200	208
Sri Lanka Government International Bond
7.550%, 03/28/2030 (A)		910	516
6.850%, 03/14/2024 (A)		200	120
6.850%, 11/03/2025		570	338
6.825%, 07/18/2026 (A)		250	143
6.750%, 04/18/2028 (A)		660	374
6.200%, 05/11/2027 (A)		380	215
Third Pakistan International Sukuk
5.625%, 12/05/2022		630	644
Turkey Government International Bond
7.625%, 04/26/2029		560	646
7.375%, 02/05/2025		30	33
6.875%, 03/17/2036		60	65
6.000%, 01/14/2041		1,980	1,951
5.200%, 02/16/2026	EUR	260	345
4.250%, 03/13/2025		$410	411
4.250%, 04/14/2026		530	525
Turkiye Vakiflar Bankasi TAO
8.125%, 03/28/2024		760	811
Ukraine Government International Bond
9.750%, 11/01/2028 (A)		640	787
8.994%, 02/01/2024		670	758
7.750%, 09/01/2022		450	481
7.750%, 09/01/2023		910	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
7.750%, 09/01/2024	$230	$256
7.750%, 09/01/2027	250	283
7.375%, 09/25/2032 (A)	200	220
7.253%, 03/15/2033 (A)	420	458
0.000%, 05/31/2040 (H)	1,212	1,247
Uzbekistan Government International Bond MTN
4.750%, 02/20/2024 (A)	340	368
Zambia Government International Bond
5.375%, 09/20/2022 (C)	760	393

Total Sovereign Debt (Cost $115,002) ($ Thousands)		119,677

	Shares

COMMON STOCK – 11.3%

Communication Services – 1.2%
Activision Blizzard Inc	2,594	241
Alphabet Inc, Cl A *	1,022	1,791
Alphabet Inc, Cl C *	984	1,724
AT&T Inc	24,107	693
CenturyLink Inc	3,203	31
Charter Communications Inc, Cl A *	498	329
Comcast Corp, Cl A	15,454	810
Discovery Inc, Cl A *	684	21
Discovery Inc, Cl C *	914	24
DISH Network Corp, Cl A *	751	24
Electronic Arts Inc	1,006	144
Facebook Inc, Cl A *	8,184	2,236
Fox Corp	1,609	47
Interpublic Group of Cos Inc/The	1,552	36
Live Nation Entertainment Inc *	457	34
Netflix Inc *	1,495	808
News Corp, Cl A	1,532	28
News Corp, Cl B	450	8
Omnicom Group Inc	736	46
Take-Two Interactive Software Inc, Cl A *	386	80
T-Mobile US Inc *	2,019	272
Twitter Inc *	2,792	151
Verizon Communications Inc	14,055	826
ViacomCBS Inc, Cl B	2,033	76
Walt Disney Co/The	6,136	1,112

		11,592

Consumer Discretionary – 1.4%
Advance Auto Parts Inc	262	41
Amazon.com Inc, Cl A *	1,448	4,716
Aptiv PLC	920	120
AutoZone Inc *	83	98
Best Buy Co Inc	767	76
Booking Holdings Inc *	139	310
BorgWarner Inc	797	31
CarMax Inc *	550	52

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Carnival Corp	2,537	$55
Cengage Learning Holdings II Inc *	5,114	40
Chipotle Mexican Grill Inc, Cl A *	97	134
Darden Restaurants Inc	431	51
Dollar General Corp	819	172
Dollar Tree Inc *	821	89
Domino’s Pizza Inc	140	54
DR Horton Inc	1,142	79
eBay Inc	2,262	114
Etsy Inc *	401	71
Expedia Group Inc	437	58
Ford Motor Co	13,499	119
Gap Inc/The	932	19
Garmin Ltd	486	58
General Motors Co	4,240	177
Genuine Parts Co	487	49
Hanesbrands Inc	1,017	15
Hasbro Inc	409	38
Hilton Worldwide Holdings Inc	981	109
Home Depot Inc/The	3,658	972
L Brands Inc	718	27
Las Vegas Sands Corp	1,162	69
Leggett & Platt Inc	534	24
Lennar Corp, Cl A	947	72
LKQ Corp *	960	34
Lowe’s Cos Inc	2,500	401
Marriott International Inc/MD, Cl A	883	116
McDonald’s Corp	2,550	547
MGM Resorts International	1,343	42
Mohawk Industries Inc *	176	25
Newell Brands Inc, Cl B	1,194	25
NIKE Inc, Cl B	4,219	597
Norwegian Cruise Line Holdings Ltd *	900	23
NVR Inc *	11	45
O’Reilly Automotive Inc *	249	113
Pool Corp	130	48
PulteGroup Inc	961	41
PVH Corp	198	19
Ralph Lauren Corp, Cl A	219	23
Ross Stores Inc	1,194	147
Royal Caribbean Cruises Ltd	562	42
Starbucks Corp	3,993	427
Tapestry Inc	857	27
Target Corp, Cl A	1,687	298
Tesla Inc *	2,571	1,814
Tiffany & Co	369	48
TJX Cos Inc/The	4,038	276
Tractor Supply Co	380	53
Ulta Beauty Inc *	187	54
Under Armour Inc, Cl A *	727	12
Under Armour Inc, Cl C *	920	14
VF Corp	1,137	97

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Whirlpool Corp	199	$36
Wynn Resorts Ltd	304	34
Yum! Brands Inc	1,058	115

		13,702

Consumer Staples – 0.7%
Altria Group Inc	6,257	256
Archer-Daniels-Midland Co	1,938	98
Brown-Forman Corp, Cl B	612	49
Campbell Soup Co	549	26
Church & Dwight Co Inc	847	74
Clorox Co/The	432	87
Coca-Cola Co/The	13,086	718
Colgate-Palmolive Co	2,976	254
Conagra Brands Inc	1,671	61
Constellation Brands Inc, Cl A	556	122
Costco Wholesale Corp	1,496	564
Estee Lauder Cos Inc/The, Cl A	779	207
General Mills Inc	2,110	124
Hershey Co/The	517	79
Hormel Foods Corp	946	44
J M Smucker Co/The	388	45
Kellogg Co	845	53
Kimberly-Clark Corp	1,155	156
Kraft Heinz Co/The	2,151	74
Kroger Co/The	2,595	82
Lamb Weston Holdings Inc	468	37
McCormick & Co Inc/MD	856	82
Molson Coors Beverage Co, Cl B	580	26
Mondelez International Inc, Cl A	4,869	285
Monster Beverage Corp *	1,236	114
PepsiCo Inc	4,675	693
Philip Morris International Inc	5,269	436
Procter & Gamble Co/The	8,402	1,169
Sysco Corp, Cl A	1,685	125
Tyson Foods Inc, Cl A	1,020	66
Walgreens Boots Alliance Inc	2,398	96
Walmart Inc	4,690	676

		6,978

Energy – 0.3%
Apache Corp	1,082	15
Baker Hughes Co, Cl A	2,482	52
Cabot Oil & Gas Corp	1,207	20
Chevron Corp	6,565	554
Concho Resources Inc	673	39
ConocoPhillips	3,658	146
Devon Energy Corp	1,630	26
Diamondback Energy Inc, Cl A	449	22
EOG Resources Inc	2,002	100
Exxon Mobil Corp	14,328	591
Halliburton Co	2,863	54
Hess Corp	982	52

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HollyFrontier Corp	665	$17
Kinder Morgan Inc	6,709	92
Marathon Oil Corp	2,288	15
Marathon Petroleum Corp	2,226	92
National Oilwell Varco Inc, Cl A	1,125	15
Oasis Petroleum *	13,128	487
Occidental Petroleum Corp	3,051	53
ONEOK Inc	1,442	55
Phillips 66	1,565	109
Pioneer Natural Resources Co	564	64
Schlumberger NV, Cl A	4,791	105
TechnipFMC PLC	1,998	19
Titan Energy LLC *(E)	12,743	1
Valero Energy Corp	1,432	81
Williams Cos Inc/The	4,185	84

		2,960

Financials – 1.2%
Aflac Inc	2,287	102
Allstate Corp/The	1,045	115
American Express Co	2,217	268
American International Group Inc	3,032	115
Ameriprise Financial Inc	401	78
Aon PLC, Cl A	784	166
Arthur J Gallagher & Co	647	80
Aspect *(I)	57	—
Assurant Inc	187	25
Bank of America Corp	25,764	781
Bank of New York Mellon Corp/The	2,723	116
Berkshire Hathaway Inc, Cl B *	6,598	1,530
BlackRock Inc	483	349
Capital One Financial Corp	1,532	151
Cboe Global Markets Inc	350	33
Charles Schwab Corp/The	5,070	269
Chubb Ltd	1,550	239
Cincinnati Financial Corp	515	45
Citigroup Inc	7,104	438
Citizens Financial Group Inc	1,434	51
CME Group Inc	1,234	225
Comerica Inc	388	22
Discover Financial Services	1,003	91
Everest Re Group Ltd	125	29
Fifth Third Bancorp	2,398	66
First Republic Bank/CA	578	85
Franklin Resources Inc	832	21
Globe Life Inc	309	29
Goldman Sachs Group Inc/The	1,171	309
Hartford Financial Services Group Inc/The	1,231	60
Huntington Bancshares Inc/OH	3,846	49
Intercontinental Exchange Inc	1,883	217
Invesco Ltd	1,059	18
JPMorgan Chase & Co	10,358	1,316
KeyCorp	3,314	54

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lincoln National Corp	602	$30
Loews Corp	851	38
M&T Bank Corp	414	53
MarketAxess Holdings Inc	130	74
Marsh & McLennan Cos Inc	1,720	201
MetLife Inc	2,540	119
Moody’s Corp	546	158
Morgan Stanley	4,800	329
MSCI Inc, Cl A	294	131
Nasdaq Inc, Cl A	388	51
Northern Trust Corp	733	68
People’s United Financial Inc	1,719	22
PNC Financial Services Group Inc/The	1,466	218
Principal Financial Group Inc, Cl A	806	40
Progressive Corp/The	2,013	199
Prudential Financial Inc	1,404	110
Raymond James Financial Inc	395	38
Regions Financial Corp	3,209	52
S&P Global Inc	822	270
State Street Corp	1,268	92
SVB Financial Group, Cl B *	169	66
Synchrony Financial	1,873	65
T Rowe Price Group Inc	759	115
Travelers Cos Inc/The	836	117
Truist Financial Corp	4,513	216
Unum Group	910	21
US Bancorp	4,589	214
W R Berkley Corp	448	30
Wells Fargo & Co	14,072	425
Willis Towers Watson PLC	451	95
Zions Bancorp NA	626	27

		11,226

Health Care – 1.6%
Abbott Laboratories	6,071	665
AbbVie Inc	5,982	641
ABIOMED Inc *	170	55
Agilent Technologies Inc	1,071	127
Alexion Pharmaceuticals Inc *	772	121
Align Technology Inc *	244	130
AmerisourceBergen Corp, Cl A	512	50
Amgen Inc, Cl A	1,965	452
Anthem Inc	836	268
Baxter International Inc	1,708	137
Becton Dickinson and Co	999	250
Biogen Inc *	512	126
Bio-Rad Laboratories Inc, Cl A *	81	47
Boston Scientific Corp *	4,797	172
Bristol-Myers Squibb Co	7,633	474
Cardinal Health Inc	1,001	54
Catalent Inc *	553	58
Centene Corp *	2,015	121
Cerner Corp	1,095	86

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cigna Corp	1,233	$257
Cooper Cos Inc/The, Cl A	166	60
CVS Health Corp	4,409	301
Danaher Corp, Cl A	2,138	475
DaVita Inc *	250	29
DENTSPLY SIRONA Inc	691	36
DexCom Inc *	321	119
Edwards Lifesciences Corp, Cl A *	2,105	192
Eli Lilly and Co	2,716	459
Gilead Sciences Inc	4,273	249
HCA Healthcare Inc	932	153
Henry Schein Inc *	474	32
Hologic Inc *	848	62
Humana Inc	454	186
IDEXX Laboratories Inc *	299	149
Illumina Inc *	499	185
Incyte Corp *	608	53
Intuitive Surgical Inc *	399	326
IQVIA Holdings Inc *	631	113
Johnson & Johnson	8,955	1,409
Laboratory Corp of America Holdings *	331	67
McKesson Corp	557	97
Medtronic PLC	4,553	533
Merck & Co Inc	8,559	700
Mettler-Toledo International Inc *	84	96
PerkinElmer Inc	365	52
Perrigo Co PLC	414	18
Pfizer Inc	18,804	692
Quest Diagnostics Inc	455	54
Regeneron Pharmaceuticals Inc *	363	175
ResMed Inc	499	106
STERIS PLC	288	55
Stryker Corp	1,112	273
Teleflex Inc	159	65
Thermo Fisher Scientific Inc	1,356	632
UnitedHealth Group Inc	3,230	1,133
Universal Health Services Inc, Cl B	241	33
Varian Medical Systems Inc *	314	55
Vertex Pharmaceuticals Inc *	887	210
Viatris Inc, Cl W *	3,998	75
Waters Corp *	205	51
West Pharmaceutical Services Inc	252	71
Zimmer Biomet Holdings Inc	735	113
Zoetis Inc, Cl A	1,601	265

		14,500

Industrials – 0.9%
3M Co	1,966	344
A O Smith Corp	402	22
Alaska Air Group Inc	494	26
Allegion PLC	351	41
American Airlines Group Inc	1,751	28
AMETEK Inc	791	96

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Boeing Co/The	1,790	$383
Carrier Global Corp	2,804	106
Caterpillar Inc, Cl A	1,846	336
CH Robinson Worldwide Inc	444	42
Cintas Corp	291	103
Copart Inc *	701	89
CSX Corp	2,632	239
Cummins Inc	495	112
Deere & Co	1,054	284
Delta Air Lines Inc, Cl A	2,121	85
Dover Corp	470	59
Eaton Corp PLC	1,378	165
Emerson Electric Co	2,014	162
Equifax Inc	416	80
Expeditors International of Washington Inc	546	52
Fastenal Co, Cl A	1,974	96
FedEx Corp	829	215
Flowserve Corp	514	19
Fortive Corp	1,164	82
Fortune Brands Home & Security Inc	451	39
General Dynamics Corp	771	115
General Electric Co	30,084	325
Honeywell International Inc	2,374	505
Howmet Aerospace Inc	1,110	32
Huntington Ingalls Industries Inc, Cl A	119	20
IDEX Corp	253	50
IHS Markit Ltd	1,274	114
Illinois Tool Works Inc	997	203
Ingersoll Rand Inc *	1,348	61
Jacobs Engineering Group Inc	455	50
JB Hunt Transport Services Inc	276	38
Johnson Controls International PLC	2,493	116
Kansas City Southern	310	63
L3Harris Technologies Inc	738	139
Lockheed Martin Corp	831	295
Masco Corp	956	53
Nielsen Holdings PLC	1,058	22
Norfolk Southern Corp	884	210
Northrop Grumman Corp	525	160
Old Dominion Freight Line Inc, Cl A	326	64
Otis Worldwide Corp	1,401	95
PACCAR Inc	1,210	104
Parker-Hannifin Corp, Cl A	445	121
Pentair PLC	658	35
Quanta Services Inc	421	30
Raytheon Technologies Corp	5,213	373
Republic Services Inc	726	70
Robert Half International Inc	353	22
Rockwell Automation Inc	400	100
Rollins Inc	670	26
Roper Technologies Inc	354	153
Snap-on Inc	172	30

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Southwest Airlines Co, Cl A	2,000	$93
Stanley Black & Decker Inc	531	95
Teledyne Technologies Inc *	138	54
Textron Inc	872	42
Trane Technologies PLC	835	121
TransDigm Group Inc *	173	107
Union Pacific Corp	2,299	479
United Airlines Holdings Inc *	980	42
United Parcel Service Inc, Cl B	2,418	407
United Rentals Inc *	231	54
Verisk Analytics Inc, Cl A	574	119
Waste Management Inc	1,314	155
Westinghouse Air Brake Technologies Corp	593	43
WW Grainger Inc	147	60
Xylem Inc/NY	606	62

		9,032

Information Technology – 3.1%
Accenture PLC, Cl A	2,155	563
Adobe Inc *	1,629	815
Advanced Micro Devices Inc *	4,008	368
Akamai Technologies Inc *	562	59
Amphenol Corp, Cl A	1,027	134
Analog Devices Inc	642	95
ANSYS Inc *	297	108
Apple Inc	54,256	7,199
Applied Materials Inc	3,136	271
Arista Networks Inc *	178	52
Autodesk Inc, Cl A *	752	230
Automatic Data Processing Inc	1,478	260
Broadcom Inc	1,377	603
Broadridge Financial Solutions Inc	387	59
Cadence Design Systems Inc *	966	132
CDW Corp/DE	492	65
Cisco Systems Inc	14,290	639
Citrix Systems Inc	397	52
Cognizant Technology Solutions Corp, Cl A	1,826	150
Corning Inc, Cl B	2,646	95
DXC Technology Co	736	19
F5 Networks Inc, Cl A *	193	34
Fidelity National Information Services Inc, Cl B	2,115	299
Fiserv Inc, Cl A *	1,926	219
FleetCor Technologies Inc *	301	82
FLIR Systems Inc	564	25
Fortinet Inc *	488	72
Gartner Inc *	297	48
Global Payments Inc	1,028	221
Hewlett Packard Enterprise Co	4,216	50
HP Inc	4,675	115
Intel Corp	13,982	697
International Business Machines Corp	3,044	383
Intuit Inc	893	339

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IPG Photonics Corp *	143	$32
Jack Henry & Associates Inc	262	42
Juniper Networks Inc	1,052	24
Keysight Technologies Inc *	648	86
KLA Corp	514	133
Lam Research Corp	493	233
Leidos Holdings Inc	452	47
Mastercard Inc, Cl A	3,002	1,072
Maxim Integrated Products Inc	1,962	174
Microchip Technology Inc	831	115
Micron Technology Inc *	3,726	280
Microsoft Corp	25,664	5,708
Motorola Solutions Inc	601	102
NetApp Inc	712	47
NortonLifeLock Inc	2,051	43
NVIDIA Corp	2,098	1,096
Oracle Corp, Cl B	6,472	419
Paychex Inc	1,110	103
Paycom Software Inc *	161	73
PayPal Holdings Inc *	3,984	933
Qlik *(I)	3,600	—
Qlik, Cl A *(E)(I)(J)	56	57
Qlik, Cl B *(I)	13,812	—
Qorvo Inc *	388	64
QUALCOMM Inc	3,821	582
salesforce.com Inc *	3,090	688
Seagate Technology PLC	742	46
ServiceNow Inc *	655	361
Skyworks Solutions Inc	586	90
Synopsys Inc *	523	136
TE Connectivity Ltd	1,170	142
Teradyne Inc	557	67
Texas Instruments Inc	3,101	509
Tyler Technologies Inc *	149	65
VeriSign Inc *	359	78
Visa Inc, Cl A	5,785	1,265
Vontier Corp *	465	15
Western Digital Corp	985	54
Western Union Co/The	1,292	28
Xerox Holdings Corp	449	10
Xilinx Inc	814	115
Zebra Technologies Corp, Cl A *	181	70

		29,756

Materials – 0.3%
Air Products and Chemicals Inc	767	210
Albemarle Corp	353	52
Amcor PLC	5,141	60
Avery Dennison Corp	274	43
Ball Corp	1,142	106
Celanese Corp, Cl A	398	52
CF Industries Holdings Inc	667	26
Corteva Inc	2,601	101

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dow Inc	2,491	$138
DuPont de Nemours Inc	2,476	176
Eastman Chemical Co	442	44
Ecolab Inc	859	186
FMC Corp	429	49
Freeport-McMoRan Inc, Cl B	4,934	128
International Flavors & Fragrances Inc	357	39
International Paper Co	1,333	66
Linde PLC	1,778	469
LyondellBasell Industries NV, Cl A	878	81
Martin Marietta Materials Inc, Cl A	212	60
Mosaic Co/The	1,105	25
Newmont Corp	2,689	161
Nucor Corp	1,011	54
Packaging Corp of America	308	43
PPG Industries Inc	826	119
Sealed Air Corp	462	21
Sherwin-Williams Co/The, Cl A	278	204
Vulcan Materials Co	454	67
Westrock Co	863	38

		2,818

Real Estate – 0.3%
Alexandria Real Estate Equities Inc ‡	401	71
American Tower Corp, Cl A ‡	1,499	336
AvalonBay Communities Inc ‡	488	78
Boston Properties Inc ‡	492	46
CBRE Group Inc, Cl A *‡	1,164	73
Crown Castle International Corp ‡	1,412	225
Digital Realty Trust Inc, Cl A ‡	925	129
Duke Realty Corp ‡	1,245	50
Equinix Inc ‡	301	215
Equity Residential ‡	1,220	72
Essex Property Trust Inc ‡	227	54
Extra Space Storage Inc ‡	440	51
Federal Realty Investment Trust ‡	206	17
Healthpeak Properties Inc ‡	1,749	53
Host Hotels & Resorts Inc ‡	2,164	32
Iron Mountain Inc ‡	910	27
Kimco Realty Corp ‡	1,773	27
Mid-America Apartment Communities Inc ‡	387	49
Prologis Inc ‡	2,488	248
Public Storage ‡	536	124
Realty Income Corp ‡	1,187	74
Regency Centers Corp ‡	482	22
SBA Communications Corp, Cl A ‡	372	105
Simon Property Group Inc ‡	1,066	91
SL Green Realty Corp ‡	191	11
UDR Inc ‡	952	37
Ventas Inc ‡	1,217	60
Vornado Realty Trust ‡	469	17
Welltower Inc ‡	1,403	91

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Weyerhaeuser Co ‡	2,551	$86

		2,571

Utilities – 0.3%
AES Corp/The	2,161	51
Alliant Energy Corp	833	43
Ameren Corp	853	67
American Electric Power Co Inc	1,674	139
American Water Works Co Inc	632	97
Atmos Energy Corp	402	38
CenterPoint Energy Inc	1,750	38
CMS Energy Corp	981	60
Consolidated Edison Inc	1,170	85
Dominion Energy Inc	2,735	206
DTE Energy Co	668	81
Duke Energy Corp	2,499	229
Edison International	1,248	78
Entergy Corp	693	69
Evergy Inc	778	43
Eversource Energy	1,146	99
Exelon Corp	3,391	143
FirstEnergy Corp	1,891	58
NextEra Energy Inc	6,636	512
NiSource Inc	1,208	28
NRG Energy Inc	813	30
Pinnacle West Capital Corp	349	28
PPL Corp	2,670	75
Public Service Enterprise Group Inc	1,776	104
Sempra Energy	993	126
Southern Co/The	3,544	218
WEC Energy Group Inc	1,112	102
Xcel Energy Inc	1,768	118

		2,965

Total Common Stock (Cost $55,696) ($ Thousands)		108,100

	Face Amount (Thousands)

LOAN PARTICIPATIONS – 10.4%
Academy, LTD., Initial Term Loan, 1st Lien
5.750%, 10/28/2027	900	896
ACProducts, Inc., Initial Term Loan, 1st Lien
7.500%, VAR LIBOR+6.500%, 08/18/2025	504	516
Acrisure, LLC, 2020 Term Loan, 1st Lien
3.647%, VAR LIBOR+3.500%, 02/15/2027	368	361
Allen Media, Term Loan, 1st Lien
5.720%, VAR LIBOR+5.500%, 02/10/2027	986	981

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien
4.396%, VAR LIBOR+4.250%, 07/10/2026	$1,287	$1,281
Alterra Mountain Company, Additional Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 08/01/2026	557	559
Alterra Mountain Company, Initial Bluebird Term Loan, 1st Lien
2.896%, VAR LIBOR+2.750%, 07/31/2024	556	548
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
3.230%, VAR LIBOR+3.000%, 04/22/2026 (K)	1,357	868
Amentum Government Services Holdings LLC, Initial Term Loan, 1st Lien
3.647%, VAR LIBOR+3.500%, 01/29/2027	365	363
Amentum Government Services Holdings LLC, Tranche 1 Term Loan, 1st Lien
3.646%, VAR LIBOR+3.500%, 01/29/2027	184	183
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1st Lien
3.000%, VAR LIBOR+2.250%, 04/06/2024	374	367
American Renal Holdings Inc., Term B Loan, 1st Lien
5.146%, VAR LIBOR+5.000%, 06/21/2024	912	909
AmeriLife Holdings LLC, Initial Term Loan, 1st Lien
4.155%, VAR LIBOR+4.000%, 03/18/2027	160	157
APi Group DE, Inc., Initial Term Loan, 1st Lien
2.647%, VAR LIBOR+2.500%, 10/01/2026	834	831
Applovin Corporation, Amendment No. 3 New Term Loan, 1st Lien
4.146%, VAR LIBOR+4.000%, 08/15/2025	169	169
Applovin Corporation, Initial Term Loan, 1st Lien
3.646%, VAR LIBOR+3.500%, 08/15/2025	502	500
Aristocrat Leisure Limited, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 10/19/2024	379	380

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Asurion, LLC (fka Asurion Corporation), New B-7 Term Loan, 1st Lien
3.147%, VAR LIBOR+3.000%, 11/03/2024	$729	$722
Asurion, LLC (fka Asurion Corporation), New B-8 Term Loan, 1st Lien
3.397%, VAR LIBOR+3.250%, 12/18/2026	810	801
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 2nd Lien
6.647%, VAR LIBOR+6.500%, 08/04/2025	357	359
athenahealth, Inc., Term B Loan, 1st Lien
4.648%, VAR LIBOR+4.500%, 02/11/2026	924	922
4.628%, VAR LIBOR+4.500%, 02/11/2026	2	2
Austin Bidco Inc ., Term Loan, 1st Lien
0.000%, 12/09/2027 (K)	1,685	1,672
Bass Pro Group, Term Loan B
5.750%, VAR LIBOR+5.000%, 09/25/2024	256	256
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.148%, VAR LIBOR+3.000%, 06/02/2025 (K)	157	157
Berry Global, Inc. (fka Berry Plastics Corporation), Term W Loan, 1st Lien
2.149%, VAR LIBOR+2.000%, 10/01/2022	324	324
Blackstone CQP Holdco LP, Initial Term Loan, 1st Lien
3.736%, VAR LIBOR+3.500%, 09/30/2024	988	984
Boeing Company, Term Loan, 1st Loan
1.470%, 02/07/2022	928	915
1.467%, 02/07/2022	782	772
Boyd Gaming Corporation, Refinancing Term B Loan, 1st Lien
2.351%, VAR LIBOR+2.250%, 09/15/2023	770	762
Brookfield WEC Holdings Inc., Initial Term Loan (2020), 1st Lien
3.750%, VAR LIBOR+3.000%, 08/01/2025	1,128	1,124
BWay Holding Company , Initial Term Loan, 1st Lien
3.480%, VAR LIBOR+3.250%, 04/03/2024	933	899

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
2.897%, VAR LIBOR+2.750%, 12/23/2024	$955	$936
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
4.647%, VAR LIBOR+4.500%, 07/21/2025	790	790
Cardinal Parent, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 10/30/2027	624	615
Castle US Holding Corporation, Initial Dollar Term Loan, 1st Lien
3.970%, VAR LIBOR+3.750%, 01/29/2027	368	361
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 03/01/2024	502	500
Charter NEX US, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 11/24/2027	922	926
Cinemark USA, Term Loan, 1st Lien
1.900%, 03/31/2025	160	146
Citadel Securities LP, 2020 Repriced Term Loan, 1st Lien
2.897%, VAR LIBOR+2.750%, 02/27/2026	1,010	1,010
Clarios Global LP, Initial Dollar Term Loan, 1st Lien
3.647%, VAR LIBOR+3.500%, 04/30/2026	846	841
Claros Mortgage Trust, Inc., Initial Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 08/05/2026	390	391
CNT Holdings I Corp, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 10/16/2027	750	749
Commscope, Inc., Initial Term Loan, 1st Lien
3.396%, VAR LIBOR+3.250%, 04/06/2026	950	942
Conservice Midco, LLC, Initial Term Loan, 1st Lien
4.504%, VAR LIBOR+4.250%, 05/13/2027	1,675	1,675

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
CoreCivic, Inc., Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/18/2024	$366	$360
CP Atlas Buyer, Inc., Initial Tranche B-1 Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 11/19/2027	308	308
CP Atlas Buyer, Inc., Initial Tranche B-2 Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 11/19/2027	103	103
Crosby US Acquisition Corp., Initial Term Loan, 1st Lien
4.894%, VAR LIBOR+4.750%, 06/26/2026	1,012	987
CWGS Group, LLC, Term Loan, 1st Lien
3.500%, VAR LIBOR+2.750%, 11/08/2023	1,252	1,237
DCert Buyer, Inc., Initial Term Loan, 1st Lien
4.147%, VAR LIBOR+4.000%, 10/16/2026	1,990	1,985
Deerfield Dakota Holding, LLC , Initial Dollar Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 04/09/2027	249	249
Deerfield, Term Loan, 1st Lien
9.000%, VAR LIBOR+8.000%, 04/10/2028	840	852
Delta Air Lines, Inc., Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 04/29/2023	1,297	1,315
Delta Topco, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 10/07/2027	890	889
Douglas Dynamics L.L.C., 2020 Term B Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 06/08/2026	120	120
Elanco Animal Health Incorporated, Term Loan, 1st Lien
1.905%, VAR LIBOR+1.750%, 08/01/2027 (K)	140	139
Endo Luxembourg Finance Company I S.ar.l., Initial Term Loan, 1st Lien
5.000%, VAR ICE LIBOR USD 3 Month+4.250%, 04/27/2024	278	273
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.648%, VAR LIBOR+2.500%, 11/18/2024	392	382

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.897%, VAR LIBOR+3.750%, 10/10/2025	$844	$701
Equinox Holdings Inc., Incremental Term B-2 Loan, 1st Lien
10.000%, 03/08/2024	249	248
EyeCare Partners, LLC
3.902%, 02/18/2027	133	129
EyeCare Partners, LLC, Term Loan, 1st Lien
3.896%, VAR LIBOR+3.750%, 02/18/2027	621	604
EyeCare Partners, Term Loan, 1st Lien
3.750%, 02/18/2027	12	12
EyeCare Partners, Term Loan, 1st Lien Cov-Lite
8.396%, VAR LIBOR+8.250%, 02/18/2028	550	501
Flutter Entertainment plc, USD Term Loan, 1st Lien
3.754%, VAR LIBOR+3.500%, 07/10/2025	260	261
Focus Financial Partnersm LLC, Tranche B-3, Term Loan, 1st Lien
2.146%, VAR LIBOR+2.000%, 07/03/2024	1,029	1,021
Froneri International Limited, Facility B1, 1st Lien
2.625%, VAR Euribor+2.625%, 01/29/2027	330	398
Froneri International Limited, Facility B2, 1st Lien
2.397%, VAR LIBOR+2.250%, 01/29/2027	96	95
2.396%, VAR LIBOR+2.250%, 01/29/2027	44	43
Gannett Holdings LLC, Term Loan, 1st Lien
11.500%, VAR FIXED+11.500%, 11/19/2024	535	508
Garda World Security Corporation, Initial Term Loan, 1st Lien
4.990%, VAR LIBOR+4.750%, 10/30/2026	1,189	1,189
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
2.220%, VAR LIBOR+2.000%, 12/30/2026	487	485
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
4.688%, VAR LIBOR+4.500%, 02/19/2026	559	549

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
GFL Environmental Inc., Effective Date Incremental Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 05/30/2025 (K)	$395	$395
Global Medical Response, Inc., 2020 Refinancing Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 09/24/2025	1,270	1,259
Global Tel*Link Corporation, Loan, 1st Lien
8.396%, VAR LIBOR+4.250%, 11/29/2026	110	76
Global Tel*Link Corporation, Term Loan, 1st Lien
4.396%, VAR LIBOR+0.040%, 11/29/2025	582	538
Globallogic Holdings Inc., 2020 Incremental Term B-2 Loan
4.500%, VAR LIBOR+3.750%, 09/14/2027	950	945
Globaltranz Enterprises, Inc., Initial Term Loan, 1st Lien
5.145%, VAR LIBOR+5.000%, 05/15/2026	526	484
Graham Packaging Company Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 08/04/2027	590	592
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.102%, VAR LIBOR+2.000%, 11/15/2027	466	462
Harbor Freight Tools USA, Inc., Initial Loan (2020), 1st Lien
4.000%, VAR LIBOR+3.250%, 10/20/2027	670	669
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
1.898%, VAR LIBOR+1.750%, 06/22/2026	410	405
Hoya Midco, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 06/30/2024	933	876
Hudson River Trading LLC, 2020 Repriced Term Loan, 1st Lien
3.147%, VAR LIBOR+3.000%, 02/18/2027	449	448
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.147%, VAR LIBOR+3.000%, 05/01/2026	304	299
IHeartcommunications, Inc., Term Loan
4.750%, 05/01/2026	319	319

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
IRB Holding Corp., 2020 Replacement Term B Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/05/2025	$119	$118
Jane Street Group, LLC, New Dollar Term Loan, 1st Lien
3.233%, VAR LIBOR+3.000%, 01/31/2025	747	745
3.146%, VAR LIBOR+3.000%, 01/31/2025	2	2
JetBlue Airways Corporation, Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/17/2024	909	932
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1st Lien
1.897%, VAR LIBOR+1.750%, 03/01/2027	358	351
Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
2.397%, VAR LIBOR+2.250%, 03/24/2025	153	151
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 10/26/2027	360	359
Maravai Intermediate Holdings, LLC, Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+4.250%, 10/15/2027	138	139
McAfee, LLC, Term B USD Loan
3.898%, VAR LIBOR+3.750%, 09/30/2024	767	766
Michaels Stores, Inc., 2020 Refinancing Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 10/01/2027	563	558
4.250%, VAR LIBOR+3.500%, 09/17/2027	846	838
Milano Acquisition Corp., Term B Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 08/17/2027	1,200	1,198
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/21/2027	740	769
Mister Car Wash Holdings, Inc., Initial Term Loan, 1st Lien
3.402%, VAR LIBOR+3.250%, 05/14/2026 (K)	220	214

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Mitchell International, Inc., Amendment No. 2 New Term Loan Facility, 1st Lien
4.750%, VAR LIBOR+4.250%, 11/29/2024	$625	$625
Mitchell International, Inc., Initial Term Loan, 1st Lien
3.397%, VAR LIBOR+3.250%, 11/29/2024	982	964
Momentive Performance Materials Inc., Initial Dollar Term Loan, 1st Lien
3.400%, VAR LIBOR+3.250%, 05/15/2024	652	642
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 06/07/2023	710	706
Navistar, Inc., Tranche B Term Loan, 1st Lien
3.660%, VAR LIBOR+3.500%, 11/06/2024	535	534
Newport Parent, Inc., Initial Term Loan, 1st Lien
7.500%, 12/10/2027 (K)	925	890
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
2.905%, VAR LIBOR+2.750%, 09/18/2026	804	798
Nielsen Finance LLC, Dollar Term B-5 Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 06/04/2025	100	100
Option Care Health, Inc., Term B Loan, 1st Lien
4.397%, VAR LIBOR+4.250%, 08/06/2026	933	931
Pactiv Evergreen Inc., Tranche B-1 U.S. Term Loan, 1st Lien
2.897%, VAR LIBOR+2.750%, 02/05/2023	148	147
2.896%, VAR LIBOR+2.750%, 02/05/2023	88	88
PAE Incorporated, Initial Term Loan, 1st Lien
5.250%, 10/14/2027	420	421
Parexel International Corporation, Initial Term Loan, 1st Lien
2.896%, VAR LIBOR+2.750%, 09/27/2024	560	550
Particle Investment S.a.r.l. (WebPros), Term Loan, 1st Lien
5.750%, 02/18/2027 (H)	399	394

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Party City Holdings Inc., 2018 Replacement Term Loan, 1st Lien
3.250%, VAR LIBOR+2.500%, 08/19/2022	$468	$433
Petco Animal Supplies, Inc., Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 01/26/2023	731	698
PetSmart, Inc., Amended Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 03/11/2022	322	321
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
3.402%, VAR LIBOR+3.250%, 03/05/2026	711	706
Planview Parent, Inc., Closing Date Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/10/2027	260	259
Playtika Holding Corp., Term B Loan, 1st Lien
7.000%, VAR LIBOR+6.000%, 12/10/2024	1,155	1,161
Ply Gem Midco, Inc., Initial Term Loan, 1st Lien
3.904%, VAR LIBOR+3.750%, 04/12/2025	982	980
Precision Medicine Group, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 10/29/2027	672	672
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions) , 2019 Refinancing Term B-1 Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 09/23/2026	1,267	1,270
Project Alpha Intermediate Holding, Inc., 2019 Incremental Term Loan, 1st Lien
4.480%, VAR LIBOR+4.250%, 04/26/2024	238	237
Rackspace Hosting, Inc., Term B Loan
4.000%, VAR LIBOR+3.000%, 11/03/2023 (K)	250	249
Radiology Partners Inc., Term Loan, 1st Lien
5.295%, 07/09/2025	69	68
Radiology Partners, Inc., Term B Loan
4.396%, VAR LIBOR+4.750%, 07/09/2025	81	79
Radnet Management, Inc., Term B-1 Loan, 1st Lien
8.000%, VAR LIBOR+3.750%, 06/30/2023	13	14

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
4.750%, VAR LIBOR+3.750%, 06/30/2023	$849	$846
Realogy Group LLC (fka Realogy Corporation), Extended 2025 Term Loan, 1st Lien
3.000%, VAR LIBOR+2.250%, 02/08/2025	229	225
Redstone HoldCo 2 LP, Initial Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 09/01/2027	1,505	1,509
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 1st Lien
3.897%, VAR LIBOR+3.750%, 11/16/2025	1,030	1,026
Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien
1.897%, VAR LIBOR+1.750%, 02/04/2027	213	212
Ryan Specialty Group, LLC, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 09/01/2027	540	538
Science Applications International Corporation, Term Loan, 1st Lien
2.396%, 03/12/2027	163	163
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
2.897%, VAR LIBOR+2.750%, 08/14/2024	749	731
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2020 Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 09/03/2026	349	351
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien
3.397%, VAR LIBOR+3.250%, 12/31/2025	861	847
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 10/20/2027	780	808
Sotera Health Holdings, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/11/2026	434	435
Surf Holdings S.a r.l., Dollar Tranche Term Loan, 1st Lien
3.726%, VAR LIBOR+3.500%, 03/05/2027	469	464

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 09/03/2024	$509	$499
Symplr Software, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 11/23/2027	480	474
Terrier Media Buyer, Inc., Term B Loan, 1st Lien
4.400%, VAR LIBOR+4.250%, 12/17/2026	933	933
TKC Holdings, Inc. Term Loan B
4.750%, VAR LIBOR+3.750%, 02/01/2023	683	669
TKC Holdings, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 02/01/2023	4	4
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
2.500%, VAR LIBOR+8.000%, 02/28/2025	438	431
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan, 1st Lien
5.254%, VAR LIBOR+5.000%, 05/29/2026 (K)	365	246
TruGreen Limited Partnership, Initial Term Loan, 2nd Lien
9.250%, VAR LIBOR+8.500%, 10/30/2028	200	200
Tutor Perini, 1st Lien
5.750%, 08/18/2027	420	421
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
5.147%, VAR LIBOR+5.000%, 06/26/2026	1,519	1,510
UFC Holdings, LLC, Term B-1 Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 04/29/2026	790	787
Ultimate Software Group Inc., The, 2020 Incremental Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 05/04/2026	100	101
Ultimate Software Group Inc., The, Initial Term Loan (2020), 2nd Lien
7.500%, VAR LIBOR+6.750%, 05/03/2027	25	26
Ultimus Group Midco LLC, The, Initial Term Loan, 1st Lien
3.897%, VAR LIBOR+3.750%, 05/04/2026	583	582

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Univision Communications Inc., 2020 Replacement First-Lien Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 03/15/2026	$723	$722
US Foods, Inc. (aka U.S. Foodservice, Inc.), Initial Term Loan, 1st Lien
1.897%, 06/27/2023 (H)	259	255
US Foods, Inc., Term Loan
2.146%, 09/13/2026	748	735
USI, Inc., 2019 New Term Loan, 1st Lien
3.254%, VAR LIBOR+3.000%, 05/16/2024	933	919
Verscend Holding Corp., Term B Loan, 1st Lien
4.646%, VAR LIBOR+4.500%, 08/27/2025	218	217
Vertical Midco GmbH, Facility B (USD), 1st Lien
4.567%, VAR LIBOR+4.250%, 07/30/2027	1,160	1,164
VFH Parent LLC, Initial Term Loan, 1st Lien
3.153%, VAR LIBOR+3.000%, 03/01/2026	253	252
VICI Properties 1 LLC, Term B Loan, 1st Lien
1.894%, VAR LIBOR+1.750%, 12/20/2024	440	432
Virgin Media Bristol LLC, N Facility, 1st Lien
2.659%, VAR LIBOR+2.500%, 01/31/2028	935	926
Virgin Media Bristol LLC, N Facility, Term Loan, 1st Lien
0.000%, 01/31/2029 (K)(L)	590	589
Whatabrands LLC, 2020 Refinancing Term Loan, 1st Lien
2.904%, VAR LIBOR+2.750%, 07/31/2026	163	161
Windstream Services II, LLC, Initial Term Loan, 1st Lien
7.250%, VAR LIBOR+6.250%, 09/21/2027	768	750
WP City, Term Loan, 1st Lien
5.500%, 08/13/2026	422	421
4.806%, 08/13/2026	422	421
WP CPP Holdings, LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 04/30/2025	2	2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
WP CPP Holdings, Term B Loan
4.750%, VAR LIBOR+3.750%, 04/30/2025	$856	$798

Total Loan Participations (Cost $99,522) ($ Thousands)		100,011

MORTGAGE-BACKED SECURITIES – 7.3%

Agency Mortgage-Backed Obligations – 2.0%
FHLMC CMO, Ser 2014-4320, Cl SD, IO
5.941%, VAR ICE LIBOR USD 1 Month+6.100%, 07/15/2039	411	80
FHLMC CMO, Ser 2019-4905, Cl SA, IO
5.952%, VAR ICE LIBOR USD 1 Month+6.100%, 08/25/2049	850	156
FHLMC CMO, Ser 2019-4936, Cl PS, IO
5.852%, VAR ICE LIBOR USD 1 Month+6.000%, 12/25/2049	289	38
FHLMC CMO, Ser 2019-4936, Cl ES, IO
5.852%, VAR ICE LIBOR USD 1 Month+6.000%, 12/25/2049	279	37
FHLMC CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	6,748	927
FHLMC CMO, Ser 2020-4991, Cl IE, IO
5.000%, 07/25/2050	3,785	439
FHLMC CMO, Ser 2020-4998, Cl GI, IO
4.000%, 08/25/2050	3,316	461
FHLMC CMO, Ser 2020-5009, Cl DI, IO
2.000%, 09/25/2050	1,845	167
FHLMC CMO, Ser 2020-5012, Cl DI, IO
4.000%, 09/25/2050	1,137	159
FHLMC CMO, Ser 2020-5020, Cl IH, IO
3.000%, 08/25/2050	742	95
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M3
5.148%, VAR ICE LIBOR USD 1 Month+5.000%, 12/25/2028	383	400
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M2
3.398%, VAR ICE LIBOR USD 1 Month+3.250%, 07/25/2029	1,509	1,545
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2020-DNA3, Cl B1
5.248%, VAR ICE LIBOR USD 1 Month+5.100%, 06/25/2050 (A)	1,620	1,683
FNMA CMO, Ser 2012-115, Cl DS, IO
5.952%, VAR ICE LIBOR USD 1 Month+6.100%, 10/25/2042	487	88

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2015-30, Cl SJ, IO
5.452%, VAR ICE LIBOR USD 1 Month+5.600%, 05/25/2045	$653	$105
FNMA CMO, Ser 2015-34, Cl LS, IO
5.952%, VAR ICE LIBOR USD 1 Month+6.100%, 06/25/2045	1,019	187
FNMA CMO, Ser 2016-69, Cl BS, IO
5.952%, VAR ICE LIBOR USD 1 Month+6.100%, 10/25/2046	942	175
FNMA CMO, Ser 2017-104, Cl SB, IO
6.002%, VAR ICE LIBOR USD 1 Month+6.150%, 01/25/2048	2,081	379
FNMA CMO, Ser 2017-69, Cl SG, IO
6.002%, VAR ICE LIBOR USD 1 Month+6.150%, 09/25/2047	2,089	395
FNMA CMO, Ser 2017-86, Cl SB, IO
6.002%, VAR ICE LIBOR USD 1 Month+6.150%, 11/25/2047	1,845	328
FNMA CMO, Ser 2019-81, Cl SD, IO
5.852%, VAR ICE LIBOR USD 1 Month+6.000%, 01/25/2050	424	59
FNMA CMO, Ser 2020-45, Cl EI, IO
5.000%, 07/25/2050	555	81
FNMA CMO, Ser 2020-60, Cl KI, IO
2.000%, 09/25/2050	3,198	270
FNMA CMO, Ser 2020-60, Cl NI, IO
4.000%, 09/25/2050	1,056	146
FNMA CMO, Ser 2020-62, Cl GI, IO
4.000%, 06/25/2048	1,778	272
FNMA Connecticut Avenue Securities, Ser 2017-C05, Cl 1M2
2.348%, VAR ICE LIBOR USD 1 Month+2.200%, 01/25/2030	933	932
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1M2C
2.298%, VAR ICE LIBOR USD 1 Month+2.150%, 10/25/2030	2,470	2,428
FNMA, Ser FN BL5547
2.680%, 01/01/2035	100	110
FNMA, Ser FN BM6224
2.790%, 01/01/2035 (H)	349	389
GNMA CMO, Ser 2010-9, Cl XD, IO
6.447%, VAR ICE LIBOR USD 1 Month+6.600%, 01/16/2040	2,015	399
GNMA CMO, Ser 2013-124, Cl CS, IO
5.898%, VAR ICE LIBOR USD 1 Month+6.050%, 08/20/2043	202	41
GNMA CMO, Ser 2014-117, Cl SJ, IO
5.448%, 08/20/2044 (H)	571	98
GNMA CMO, Ser 2014-158, Cl SA, IO
5.447%, VAR ICE LIBOR USD 1 Month+5.600%, 10/16/2044	270	43

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2015-110, Cl MS, IO
5.558%, VAR ICE LIBOR USD 1 Month+5.710%, 08/20/2045	$315	$52
GNMA CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	2,680	253
GNMA CMO, Ser 2015-168, Cl IP, IO
4.000%, 11/20/2045	1,052	88
GNMA CMO, Ser 2015-57, Cl AS, IO
5.448%, VAR ICE LIBOR USD 1 Month+5.600%, 04/20/2045	2,234	367
GNMA CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	1,536	140
GNMA CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	754	63
GNMA CMO, Ser 2017-112, Cl SJ, IO
5.508%, VAR ICE LIBOR USD 1 Month+5.660%, 07/20/2047	1,548	244
GNMA CMO, Ser 2018-105, Cl SC, IO
6.048%, VAR ICE LIBOR USD 1 Month+6.200%, 08/20/2048	395	53
GNMA CMO, Ser 2018-122, Cl HS, IO
6.048%, VAR ICE LIBOR USD 1 Month+6.200%, 09/20/2048	660	115
GNMA CMO, Ser 2018-122, Cl SE, IO
6.048%, VAR ICE LIBOR USD 1 Month+6.200%, 09/20/2048	1,014	170
GNMA CMO, Ser 2018-124, Cl SN, IO
6.048%, VAR ICE LIBOR USD 1 Month+6.200%, 09/20/2048	2,715	492
GNMA CMO, Ser 2018-137, Cl SN, IO
5.998%, VAR ICE LIBOR USD 1 Month+6.150%, 10/20/2048	974	145
GNMA CMO, Ser 2018-139, Cl SQ, IO
5.998%, VAR ICE LIBOR USD 1 Month+6.150%, 10/20/2048	694	97
GNMA CMO, Ser 2018-67, Cl PS, IO
6.048%, VAR ICE LIBOR USD 1 Month+6.200%, 05/20/2048	3,160	524
GNMA CMO, Ser 2018-7, Cl DS, IO
5.548%, VAR ICE LIBOR USD 1 Month+5.700%, 01/20/2048	1,838	307
GNMA CMO, Ser 2018-72, Cl IB, IO
4.000%, 04/20/2046	678	86
GNMA CMO, Ser 2019-1, Cl SN, IO
5.898%, VAR ICE LIBOR USD 1 Month+6.050%, 01/20/2049	538	70
GNMA CMO, Ser 2019-110, Cl SD, IO
5.948%, VAR ICE LIBOR USD 1 Month+6.100%, 09/20/2049	1,451	220
GNMA CMO, Ser 2019-110, Cl SE, IO
5.948%, VAR ICE LIBOR USD 1 Month+6.100%, 09/20/2049	1,499	200

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2019-128, Cl IO, IO
4.000%, 10/20/2049	$1,157	$147
GNMA CMO, Ser 2019-129, Cl AI, IO
3.500%, 10/20/2049	3,491	384
GNMA CMO, Ser 2019-151, Cl IA, IO
3.500%, 12/20/2049	2,325	259
GNMA CMO, Ser 2019-151, Cl NI, IO
3.500%, 10/20/2049	5,973	513
GNMA CMO, Ser 2019-4, Cl SJ, IO
5.898%, VAR ICE LIBOR USD 1 Month+6.050%, 01/20/2049	1,039	136
GNMA CMO, Ser 2019-52, Cl SK, IO
5.898%, VAR ICE LIBOR USD 1 Month+6.050%, 04/20/2049	1,418	174
GNMA CMO, Ser 2019-6, Cl SA, IO
5.898%, VAR ICE LIBOR USD 1 Month+6.050%, 01/20/2049	389	55
GNMA CMO, Ser 2019-69, Cl S, IO
3.118%, VAR ICE LIBOR USD 1 Month+3.270%, 06/20/2049	481	37
GNMA CMO, Ser 2019-78, Cl SE, IO
5.948%, VAR ICE LIBOR USD 1 Month+6.100%, 06/20/2049	373	50
GNMA CMO, Ser 2019-98, Cl SC, IO
5.898%, VAR ICE LIBOR USD 1 Month+6.050%, 08/20/2049	1,084	161
GNMA CMO, Ser 2020-61, Cl SF, IO
6.288%, VAR ICE LIBOR USD 1 Month+6.440%, 07/20/2043	2,625	489
GNMA CMO, Ser 2020-78, Cl DI, IO
4.000%, 06/20/2050	2,610	352

		19,555

Non-Agency Mortgage-Backed Obligations – 5.3%
Alternative Loan Trust, Ser 2005-81, Cl A1
0.428%, VAR ICE LIBOR USD 1 Month+0.280%, 02/25/2037	667	596
Barclays Commercial Mortgage Trust, Ser 2019-C5, Cl A4
3.063%, 11/15/2052	870	977
Benchmark Mortgage Trust, Ser 2019-B11, Cl XA, IO
1.047%, 05/15/2052 (H)	10,915	735
BX Commercial Mortgage Trust, Ser 2019- IMC, Cl E
2.309%, VAR ICE LIBOR USD 1 Month+2.150%, 04/15/2034 (A)	1,970	1,792
BX Trust, Ser 2018-GWMZ, Cl MC
5.647%, VAR ICE LIBOR USD 1 Month+5.488%, 05/15/2037 (A)	1,100	987
Capmark Military Housing Trust, Ser 2007- AET2, Cl A
6.063%, 10/10/2052 (A)	941	1,092

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CGMS Commercial Mortgage Trust, Ser 2017-MDRA, Cl C
3.752%, 07/10/2030 (A)(H)	$1,620	$1,596
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1B1
4.498%, VAR ICE LIBOR USD 1 Month+4.350%, 04/25/2031 (A)	460	466
Credit Suisse Mortgage Trust, Ser 2019, Cl B
8.000%, 12/15/2021	1,440	1,337
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (A)	320	234
CSMC Trust, Ser 2017-RPL1, Cl M2
3.053%, 07/25/2057 (A)(H)	1,190	1,069
CSMC Trust, Ser 2019-UVIL, Cl A
3.160%, 12/15/2041 (A)	950	956
CSMC Trust, Ser 2020-4R, Cl 1A1
3.144%, VAR ICE LIBOR USD 1 Month+3.000%, 06/25/2047 (A)	977	985
CSWF, Ser 2018-TOP, Cl D
1.959%, VAR ICE LIBOR USD 1 Month+1.800%, 08/15/2035 (A)	1,072	1,036
FHLMC Stacr Remic Trust, Ser 2020-DNA1, Cl B1
2.448%, VAR ICE LIBOR USD 1 Month+2.300%, 01/25/2050 (A)	370	363
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HRP1, Cl B1
4.748%, VAR ICE LIBOR USD 1 Month+4.600%, 12/25/2042	330	328
FNMA Connecticut Avenue Securities, Ser 2018-C01, Cl 1B1
3.698%, VAR ICE LIBOR USD 1 Month+3.550%, 07/25/2030	570	569
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1M2
2.298%, VAR ICE LIBOR USD 1 Month+2.150%, 10/25/2030	601	600
GMACM Mortgage Loan Trust, Ser 2005- AF2, Cl A1
6.000%, 12/25/2035	1,197	1,134
GS Mortgage Securities Trust, Ser 2017- STAY, Cl E
2.559%, VAR ICE LIBOR USD 1 Month+2.400%, 07/15/2032 (A)	1,000	940
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl C
5.731%, 09/15/2031	1,970	1,918
GS Mortgage Securities Trust, Ser 2020- DUNE, Cl A
1.259%, VAR ICE LIBOR USD 1 Month+1.100%, 12/15/2036 (A)	1,830	1,776

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan Trust, Ser 2006-10, Cl 2A1B
0.392%, VAR ICE LIBOR USD 1 Month+0.240%, 11/19/2036	$2,257	$2,028
Impac CMB Trust, Ser 2005-4, Cl 1M1
0.793%, VAR ICE LIBOR USD 1 Month+0.645%, 05/25/2035	1,230	1,208
JPMCC Commercial Mortgage Securities Trust, Ser 2019-BOLT, Cl XCP, IO
2.052%, 07/15/2034 (A)(H)	2,368	26
JPMCC Commercial Mortgage Securities Trust, Ser 2019-BOLT, Cl C
3.959%, VAR ICE LIBOR USD 1 Month+3.800%, 07/15/2034 (A)	1,697	1,537
JPMorgan Chase Commercial Mortgage Securities Trust, Ser NNN, Cl FFL
2.653%, VAR ICE LIBOR USD 1 Month+2.500%, 01/16/2037 (A)	1,584	1,430
JPMorgan Chase Commercial Mortgage Securities Trust, Ser WPT, Cl FFL
3.053%, VAR ICE LIBOR USD 1 Month+2.900%, 07/05/2033 (A)	1,790	1,659
JPMorgan Chase Commercial Mortgage Securities, Ser 2019-BKWD, Cl E
2.759%, VAR ICE LIBOR USD 1 Month+2.600%, 09/15/2029 (A)	1,730	1,648
Morgan Stanley Re-REMIC Trust, Ser 2010- R5, Cl 4B
1.570%, 06/26/2036 (A)	337	303
Motel 6 Trust, Ser 2017-MTL6, Cl F
4.409%, VAR ICE LIBOR USD 1 Month+4.250%, 08/15/2034 (A)	1,204	1,180
Natixis Commercial Mortgage Securities Trust, Ser 2019-TRUE, Cl A
3.511%, VAR ICE LIBOR USD 1 Month+2.011%, 04/18/2024 (A)	870	855
Nomura Asset Acceptance Alternative Loan Trust, Ser 2003-A1, Cl M
6.549%, 05/25/2033 (H)	807	651
Nomura Resecuritization Trust, Ser 2015- 4R, Cl 5A1
1.705%, VAR ICE LIBOR USD 1 Month+0.430%, 03/26/2036 (A)	501	497
PMT Credit Risk Transfer Trust, Ser 2019- 3R, Cl A
2.845%, VAR ICE LIBOR USD 1 Month+2.700%, 10/27/2022 (A)	690	682
Radnor, Ser 2020-1, Cl M1C
1.898%, VAR ICE LIBOR USD 1 Month+1.750%, 02/25/2030 (A)	1,830	1,808
RALI Series Trust, Ser 2006-QO2, Cl A2
0.688%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2046	1,447	468

28	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
RALI Series Trust, Ser 2007-QO2, Cl A1
0.298%, VAR ICE LIBOR USD 1 Month+0.150%, 02/25/2047	$1,000	$526
Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl M
4.750%, 05/25/2057 (H)	1,720	1,758
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl M
4.750%, 08/25/2057 (A)(H)	1,125	1,156
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl M
4.500%, 02/25/2059 (A)(H)	1,720	1,748
Seasoned Credit Risk Transfer Trust, Ser 2020-1, Cl M
4.250%, 08/25/2059 (A)(H)	2,230	2,251
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl M
4.250%, 11/25/2059 (A)(H)	830	832
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl M
4.250%, 05/25/2060 (A)(H)	640	638
Shops at Crystals Trust, Ser 2106-CSTL, Cl D
3.731%, 07/05/2036 (A)(H)	885	726
Tharaldson Hotel Portfolio Trust, Ser THL, Cl F
4.105%, VAR ICE LIBOR USD 1 Month+3.952%, 11/11/2034 (A)	583	536
Tharaldson Hotel Portfolio Trust, Ser THL, Cl E
3.333%, VAR ICE LIBOR USD 1 Month+3.180%, 11/11/2034 (A)	1,742	1,616
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR16, Cl 2A2
2.490%, 12/25/2036 (H)	842	802
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
4.006%, 04/25/2036 (H)	718	674

		50,729

Total Mortgage-Backed Securities (Cost $69,701) ($ Thousands)		70,284

ASSET-BACKED SECURITIES – 3.7%
Automotive – 0.5%
Avis Budget Rental Car Funding AESOP, Ser 2019-3A, Cl C
3.150%, 03/20/2026 (A)	820	817
Hertz Vehicle Financing II, Ser 2015-3A, Cl C
4.440%, 09/25/2021 (A)	350	347

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing II, Ser 2016-2A, Cl C
4.990%, 03/25/2022 (A)	$3,000	$2,974
Hertz Vehicle Financing II, Ser 2018-1A, Cl D
5.860%, 02/25/2024 (A)	530	520

		4,658

Industrials – 0.0%
United Airlines Pass-Through Trust, Ser 2015-1, Cl A
3.700%, 12/01/2022	240	238

Mortgage Related Securities – 0.4%
ACE Securities Home Equity Loan Trust, Ser 2004-HE3, Cl M1
1.078%, VAR ICE LIBOR USD 1 Month+0.930%, 11/25/2034	595	591
Aegis Asset Backed Securities Trust, Ser 2005-5, Cl M1
0.793%, VAR ICE LIBOR USD 1 Month+0.645%, 12/25/2035	990	942
Asset Backed Securities Home Equity Loan Trust, Ser 2007-HE1, Cl A4
0.288%, VAR ICE LIBOR USD 1 Month+0.140%, 12/25/2036	1,618	1,553
Option One Mortgage Loan Trust, Ser 2005-3, Cl M4
1.078%, VAR ICE LIBOR USD 1 Month+0.930%, 08/25/2035	970	849

		3,935

Other Asset-Backed Securities – 2.8%
522 Funding CLO, Ser 2019-5A, Cl E
7.577%, VAR ICE LIBOR USD 3 Month+7.340%, 01/15/2033 (A)	250	248
Apidos CLO XXII, Ser 2020-22A, Cl DR
6.968%, VAR ICE LIBOR USD 3 Month+6.750%, 04/20/2031 (A)	680	680
Avery Point VI CLO, Ser 2018-6A, Cl DR
3.175%, VAR ICE LIBOR USD 3 Month+2.950%, 08/05/2027 (A)	610	590
Benefit Street Partners CLO IV, Ser 2019-IVA, Cl CRR
4.018%, VAR ICE LIBOR USD 3 Month+3.800%, 01/20/2029 (A)	370	365
BlueMountain CLO, Ser 2018-1A, Cl CR
2.068%, VAR ICE LIBOR USD 3 Month+1.850%, 04/20/2027 (A)	700	685

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	29

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
BlueMountain CLO, Ser 2018-2A, Cl AR2
1.274%, VAR ICE LIBOR USD 3 Month+1.050%, 11/20/2028 (A)	$340	$340
BlueMountain CLO, Ser 2018-2A, Cl ER
5.418%, VAR ICE LIBOR USD 3 Month+5.200%, 07/18/2027 (A)	1,000	900
Bristol Park CLO, Ser 2020-1A, Cl ER
7.237%, VAR ICE LIBOR USD 3 Month+7.000%, 04/15/2029 (A)	500	500
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A1
1.271%, VAR ICE LIBOR USD 3 Month+1.050%, 05/15/2031 (A)	1,045	1,036
Carlyle US CLO, Ser 2017-1A, Cl A1B
1.448%, VAR ICE LIBOR USD 3 Month+1.230%, 04/20/2031 (A)	646	645
Catskill Park CLO, Ser 2017-1A, Cl D
6.218%, VAR ICE LIBOR USD 3 Month+6.000%, 04/20/2029 (A)	900	861
Cent CLO 24, Ser 2018-24A, Cl CR
3.387%, VAR ICE LIBOR USD 3 Month+3.150%, 10/15/2026 (A)	520	503
Copper River CLO, Ser 2006-1A
0.000%, 01/20/2021 *(A)(D)(L)	3,000	4
Countrywide Asset-Backed Certificates, Ser 2006-12, Cl 1A
0.408%, VAR ICE LIBOR USD 1 Month+0.260%, 12/25/2036	1,353	1,273
Credit Suisse European Mortgage Capital, Ser 2019-10TF, Cl A
3.114%, VAR ICE LIBOR USD 3 Month+2.900%, 08/09/2024 (A)	980	973
Cumberland Park CLO, Ser 2018-2A, Cl DR
2.918%, VAR ICE LIBOR USD 3 Month+2.700%, 07/20/2028 (A)	500	493
Cumberland Park CLO, Ser 2018-2A, Cl ER
5.868%, VAR ICE LIBOR USD 3 Month+5.650%, 07/20/2028 (A)	600	564
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (A)	526	542
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
0.308%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	1,405	1,368
Flatiron CLO 17, Ser 2017-1A, Cl A
1.471%, VAR ICE LIBOR USD 3 Month+1.250%, 05/15/2030 (A)	500	501
Halsey Point CLO I, Ser 2019-1A, Cl F
8.418%, VAR ICE LIBOR USD 3 Month+8.200%, 01/20/2033 (A)	290	255
Hildene Community Funding CDO, Ser 2020-1A, Cl AR
3.250%, 11/01/2035 (A)	250	250

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Jackson Mill CLO, Ser 2018-1A, Cl DR
3.037%, VAR ICE LIBOR USD 3 Month+2.800%, 04/15/2027 (A)	$1,250	$1,217
Jamestown CLO X, Ser 2017-10A, Cl A1
1.468%, VAR ICE LIBOR USD 3 Month+1.250%, 07/17/2029 (A)	750	750
LCM XXII, Ser 2018-22A, Cl DR
5.718%, VAR ICE LIBOR USD 3 Month+5.500%, 10/20/2028 (A)	350	324
Legacy Mortgage Asset Trust, Ser 2019- GS1, Cl A1
4.000%, 01/25/2059 (A)	536	544
Marathon, Ser 2005-2A
0.000%, 12/20/2019 *(A)(D)(I)(L)	750	–
Marathon, Ser 2019-2A, Cl BA
3.518%, VAR ICE LIBOR USD 3 Month+3.300%, 01/20/2033 (A)	330	329
Oaktree CLO, Ser 2019-1A, Cl D
4.016%, VAR ICE LIBOR USD 3 Month+3.800%, 04/22/2030 (A)	250	228
Ocean Trails CLO IX, Ser 2020-9A, Cl A1
2.153%, VAR ICE LIBOR USD 3 Month+1.870%, 10/15/2029 (A)	270	271
Ocean Trails CLO IX, Ser 2020-9A, Cl A2
2.553%, VAR ICE LIBOR USD 3 Month+2.270%, 10/15/2029 (A)	310	311
OHA Loan Funding, Ser 2019-1A, Cl DR2
4.221%, VAR ICE LIBOR USD 3 Month+4.000%, 11/15/2032 (A)	250	250
OZLM VII, Ser 2018-7RA, Cl CR
3.218%, VAR ICE LIBOR USD 3 Month+3.000%, 07/17/2029 (A)	650	612
OZLM XI, Ser 2017-11A, Cl BR
2.514%, VAR ICE LIBOR USD 3 Month+2.300%, 10/30/2030 (A)	600	585
Parallel, Ser 2020-1A, Cl CR
2.218%, VAR ICE LIBOR USD 3 Month+2.000%, 07/20/2029 (A)	750	727
Popular ABS Mortgage Pass-Through Trust, Ser 2005-6, Cl A4
3.528%, 01/25/2036	443	445
Sound Point CLO XXIII, Ser 2019-2A, Cl A1
1.637%, VAR ICE LIBOR USD 3 Month+1.400%, 04/15/2032 (A)	710	709
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL4, Cl M1
0.718%, VAR ICE LIBOR USD 1 Month+0.570%, 10/25/2036 (A)	2,075	2,030
Sunrun Atlas Issuer, Ser 2019-2, Cl A
3.610%, 02/01/2055 (A)	419	448
Symphony CLO XIX, Ser 2018-19A, Cl E
5.430%, VAR ICE LIBOR USD 3 Month+5.200%, 04/16/2031 (A)	250	226

30	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Venture 31 CLO, Ser 2018-31A, Cl A1
1.248%, VAR ICE LIBOR USD 3 Month+1.030%, 04/20/2031 (A)	$680	$674
Voya CLO, Ser 2018-2A, Cl ER
5.609%, VAR ICE LIBOR USD 3 Month+5.400%, 07/23/2027 (A)	750	674
Voya CLO, Ser 2018-3A, Cl A1A
1.387%, VAR ICE LIBOR USD 3 Month+1.150%, 10/15/2031 (A)	750	749
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
0.288%, VAR ICE LIBOR USD 1 Month+0.140%, 07/25/2037 (A)	339	315
Whitehorse XII, Ser 2018-12A, Cl D
3.887%, VAR ICE LIBOR USD 3 Month+3.650%, 10/15/2031 (A)	250	234
Zais CLO XIV, Ser 2020-16A, Cl D1
5.770%, VAR ICE LIBOR USD 3 Month+5.480%, 10/20/2031 (A)	250	241

		26,469
Total Asset-Backed Securities
(Cost $39,921) ($ Thousands)		35,300

CONVERTIBLE BONDS – 0.9%
Apollo Commercial Real Estate Finance CV to 50.226
4.750%, 08/23/2022	1,630	1,553
Blackstone Mortgage Trust CV to 28.032
4.375%, 05/05/2022	1,850	1,846
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	1,340	1,047
DISH Network CV to 15.343
3.375%, 08/15/2026	610	582
Gannett CV to 200.000
6.000%, 12/01/2027 (I)	240	231
Innovate Capital Pte CV to 209.9661
6.000%, 12/11/2024	69	21
Ionis Pharmaceuticals 144a CV to 12.007
0.125%, 12/15/2024 (A)	140	144
Ionis Pharmaceuticals CV to 12.007
0.125%, 12/15/2024	100	102
Liberty Media CV to 16.776
3.750%, 02/15/2030	570	437
Liberty Media CV to 22.947
4.000%, 11/15/2029	320	245
Live Nation Entertainment CV to 9.447
2.000%, 02/15/2025 (A)	1,250	1,323
NextEra Energy Partners CV to 13.130
0.360%, 11/15/2025 (A)(D)	180	180

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS (continued)
PDC Energy CV to 11.711
1.125%, 09/15/2021	$1,120	$1,088

Total Convertible Bonds
(Cost $8,494) ($ Thousands)		8,799

	Shares

PREFERRED STOCK – 0.2%
Energy – 0.2%
MPLX, 6.500% *(F)	70,655	2,296

Total Preferred Stock (Cost $2,296) ($ Thousands)		2,296

	Face Amount (Thousands)

MUNICIPAL BOND – 0.0%
Illinois – 0.0%
Illinois State, GO
7.350%, 07/01/2035	$225	268

Total Municipal Bond (Cost $250) ($ Thousands)		268

Total Investments in Securities — 92.3%
(Cost $808,773) ($ Thousands)		$887,181

	Contracts

PURCHASED OPTIONS* – 0.0%

Total Purchased Options (M) (Cost $607) ($ Thousands)	6,610,163	$426

WRITTEN OPTIONS* – (0.4)%

Total Written Options (M) (Premiums Received $3,715) ($ Thousands)	(16,910,540)	$(4,311)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	31

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

A list of the open exchange traded options contracts held by the Fund at December 31, 2020 is as follows:

Description	Number of Contracts	Notional Amount (Thousands) †	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS – 0.0%

Put Options
January 2021, USD Put/RUB Call *	4,210,000	$80	$77.00	1/16/2021	$169
March 2021, S&P 500 E-mini 3rd Week Option *	58	197	3,400.00	3/20/2021	153
February 2021, S&P 500 E-mini 3rd Week Option *	53	150	3,300.00	2/20/2021	57
January 2021, S&P 500 E-mini 3rd Week Option *	19	32	3,200.00	1/16/2021	3
January 2021, S&P 500 E-mini 3rd Week Option *	10	34	2,900.00	1/16/2021	1

		493			383

Call Options
February 2021, U.S. Treasury Bond *	23	41	173.00	1/16/2021	37
January 2021, USD Put/MXN Call *	2,400,000	73	21.30	1/16/2021	6

		114			43

Total Purchased Options		$607			$426

WRITTEN OPTIONS – (0.4)%

Put Options
February 2021, U.S. Treasury Bond *	(23)	$(10)	167.00	01/16/21	$(2)
February 2021, S&P 500 E-mini 3rd Week Option *	(41)	(52)	3,000.00	02/20/21	(18)
March 2021, S&P 500 E-mini 3rd Week Option *	(36)	(65)	3,100.00	03/20/21	(43)
January 2021 USD Put/EUR Call *	(3,690,000)	(17)	1.21	01/16/21	(46)
January 2021 USD Put/RUB Call *	(8,420,000)	(89)	75.10	01/16/21	(184)

		(233)			(293)

Call Options
January 2021, USD Call/MXN Put *	(4,800,000)	(72)	22.45	01/16/21	(3)
February 2021, U.S. Treasury Bond *	(23)	(23)	175.00	01/16/21	(17)
January 2021, S&P 500 Index *	(207)	(1,705)	3,665.00	01/16/21	(1,997)
January 2021, S&P 500 Index *	(210)	(1,681)	3,690.00	01/16/21	(2,001)

		(3,481)			(4,018)

Total Written Options		$(3,714)			$(4,311)

†Represents Cost.

A list of the open futures contracts held by the Fund at December 31, 2020 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Depreciation)
90-Day Euro$	(206)	Mar-2021	$(51,329)	$(51,412)	$(84)
Australian 10-Year Bond	21	Mar-2021	2,296	2,386	11
Euro-Bob	5	Mar-2021	816	827	1
Euro-Bund	(39)	Mar-2021	(8,314)	(8,477)	(9)
S&P 500 Index E-MINI	249	Mar-2021	45,491	46,673	1,181
U.S. 2-Year Treasury Note	454	Apr-2021	100,218	100,323	105
U.S. 5-Year Treasury Note	(403)	Apr-2021	(50,737)	(50,844)	(108)
U.S. 10-Year Treasury Note	675	Mar-2021	93,083	93,203	119
U.S. Long Treasury Bond	(15)	Mar-2021	(2,621)	(2,598)	23
U.S. Long Treasury Bond	258	Mar-2021	45,037	44,682	(354)

32	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)
U.S. Ultra Long Treasury Bond	(13)	Mar-2021	$(2,770)	$(2,776)	$(6)
U.S. Ultra Long Treasury Bond	132	Mar-2021	28,396	28,190	(205)
Ultra 10-Year U.S. Treasury Note	(85)	Mar-2021	(13,299)	(13,291)	8

			$186,267	$186,886	$682

A list of the open forward foreign currency contracts held by the Fund at December 31, 2020 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	01/21/21	EUR	1,410	USD	1,684	$(42)
BNP Paribas	01/19/21	USD	437	CAD	581	19
BNP Paribas	01/19/21	USD	495	AUD	690	38
BNP Paribas	01/19/21	USD	733	MXN	16,685	102
BNP Paribas	01/19/21	USD	252	MXN	5,000	(2)
BNP Paribas	01/19/21	USD	1,366	EUR	1,120	5
BNP Paribas	01/19/21	NOK	2,320	USD	263	(8)
BNP Paribas	01/19/21 - 01/21/21	EUR	3,626	USD	4,297	(141)
BNP Paribas	01/19/21	MXN	35,490	USD	1,609	(168)
Citigroup	01/19/21	AUD	470	USD	352	(10)
Citigroup	01/19/21	USD	1,980	MXN	39,930	20
Citigroup	01/19/21	EUR	3,120	USD	3,674	(145)
Citigroup	01/19/21	CAD	3,422	USD	2,644	(43)
Citigroup	01/19/21	USD	4,428	EUR	3,760	175
Citigroup	01/19/21	USD	6,599	CAD	8,637	182
Citigroup	01/19/21	BRL	2,200	USD	430	7
Citigroup	01/19/21	BRL	16,459	USD	2,903	(265)
Citigroup	01/19/21	MXN	11,920	USD	600	3
Citigroup	01/19/21	MXN	8,930	USD	444	(3)
Citigroup	01/19/21	JPY	98,040	USD	946	(4)
Goldman Sachs	01/19/21	USD	220	GBP	166	6
Goldman Sachs	01/19/21	GBP	695	USD	899	(51)
Goldman Sachs	01/19/21	CAD	900	USD	695	(11)
Goldman Sachs	01/19/21 - 01/27/21	USD	2,526	MXN	50,953	26
Goldman Sachs	01/19/21	USD	3,348	RUB	260,870	171
Goldman Sachs	01/19/21	USD	4,239	JPY	445,980	82
Goldman Sachs	01/19/21	EUR	4,603	USD	5,439	(195)
Goldman Sachs	01/19/21	USD	5,614	EUR	4,713	155
Goldman Sachs	01/19/21	RUB	88,818	USD	1,151	(48)
Goldman Sachs	01/19/21	JPY	222,520	USD	2,140	(16)
Goldman Sachs	01/27/21	MXN	711	USD	34	(2)
Goldman Sachs	03/17/21	AUD	6,010	USD	4,520	(120)
JPMorgan Chase Bank	01/19/21	AUD	633	USD	455	(34)
JPMorgan Chase Bank	01/19/21	USD	901	MXN	18,300	15
JPMorgan Chase Bank	01/19/21	USD	911	CAD	1,170	8
JPMorgan Chase Bank	01/19/21 - 01/21/21	EUR	1,194	USD	1,453	(8)
JPMorgan Chase Bank	01/19/21	USD	1,477	AUD	2,050	105
JPMorgan Chase Bank	01/19/21	USD	1,619	NOK	15,290	168
JPMorgan Chase Bank	01/19/21	CAD	2,101	USD	1,619	(31)
JPMorgan Chase Bank	01/19/21	NOK	6,160	USD	685	(34)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	33

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	01/19/21	IDR	113,153,060	USD	7,613	$(481)
JPMorgan Chase Bank	01/21/21	USD	972	EUR	821	33
JPMorgan Chase Bank	01/29/21	USD	466	RUB	37,009	33
JPMorgan Chase Bank	01/29/21	RUB	37,009	USD	466	(32)
JPMorgan Chase Bank	03/17/21	NZD	6,424	USD	4,520	(105)
JPMorgan Chase Bank	03/17/21	USD	6,606	JPY	683,698	23
JPMorgan Chase Bank	03/17/21	CAD	7,168	USD	5,563	(65)
JPMorgan Chase Bank	03/17/21	USD	10,779	EUR	8,831	42
JPMorgan Chase Bank	03/17/21	NOK	45,843	USD	5,215	(140)
JPMorgan Chase Bank	03/17/21	SEK	49,154	USD	5,911	(82)
JPMorgan Chase Bank	04/15/21	SAR	14,390	USD	3,834	(3)
Morgan Stanley	01/19/21	NZD	520	USD	367	(8)
Morgan Stanley	01/19/21	USD	1,787	CAD	2,300	18
Morgan Stanley	01/19/21	NOK	2,150	USD	234	(17)
Morgan Stanley	01/19/21	MXN	31,434	USD	1,526	(48)
Morgan Stanley	01/21/21	EUR	896	USD	1,089	(8)
RBC	01/13/21	GBP	2,214	USD	2,852	(175)
Standard Bank	01/21/21	EUR	982	USD	1,188	(14)
State Street	01/21/21	EUR	11,329	USD	13,381	(486)

						$(1,609)

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2020 is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-DAIGR	Buy	1.00%	Quarterly	12/20/2024	1,290	$(29)	$(22)	$(7)
CDS-DAIGR	Sell	1.00%	Quarterly	12/20/2024	(1,290)	20	12	8
CDX.NA.HY.30	Sell	5.00%	Quarterly	06/20/2023	(15,916)	1,043	599	443
CDX.NA.HY.34	Sell	5.00%	Quarterly	06/25/2025	(6,092)	559	(211)	770
CDX.NA.HY.35	Buy	5.00%	Quarterly	12/20/2025	903	(89)	(36)	(54)
CDX.NA.IG.34	Sell	1.00%	Quarterly	06/20/2023	(7,300)	103	89	14
CDX.NA.IG.34-V1	Sell	1.00%	Quarterly	06/20/2025	(26,200)	428	353	76
ICE CD Boeing Company	Sell	1.00%	Quarterly	06/20/2024	(525)	(3)	9	(11)
ICE CD CDXIG	Sell	1.00%	Quarterly	12/20/2024	(3,550)	59	74	(15)
ICE CD Chile	Sell	1.00%	Quarterly	06/20/2024	(410)	11	9	2
ICE CD Columbia	Sell	1.00%	Quarterly	12/20/2023	(4,600)	78	(30)	108
ICE CD Columbia	Sell	1.00%	Quarterly	06/20/2024	(2,410)	38	9	29
ICE CD General Electric	Sell	1.00%	Quarterly	06/20/2024	(1,225)	13	(9)	22
ICE CD Kingdom of Saudi Arabia	Sell	1.00%	Quarterly	06/20/2024	(5,490)	110	39	71
ICE CD Mexico	Sell	1.00%	Quarterly	06/20/2024	(1,160)	21	(10)	31
ICE CD Nabors Industries	Sell	1.00%	Quarterly	12/20/2022	(461)	(103)	(185)	82
ICE CD Peru	Sell	1.00%	Quarterly	06/20/2024	(2,040)	46	26	21
ICE CD Peru	Sell	1.00%	Quarterly	12/20/2024	(1,620)	37	28	8
ICE CD Philippines	Sell	1.00%	Quarterly	12/20/2023	(740)	18	1	17
ICE CD Qatar	Sell	1.00%	Quarterly	06/20/2024	(400)	11	6	4
ICE CD Qatar	Sell	1.00%	Quarterly	12/20/2024	(860)	25	16	9

						$2,396	$767	$1,628

34	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
WIBR3M	PLN @ 0.25%	Annually	12/16/2021	PLN	22,350	$(5)	$(1)	$(5)
GOLDMAN SACHS BANK USA INC	USD-SOFRRATE	Annually	08/19/2045	USD	910	72	–	72
CITIGROUP GLOBAL MARKETS	CMENA IR SWAP (SOFRRATE)	Annually	07/20/2045	USD	7,020	837	18	819
EURO6M	0.25%	Annually	03/28/2041	EUR	500	(31)	(30)	(2)
EURO6M	0.00%	Annually	03/17/2031	EUR	2,240	(72)	(70)	(2)
0.50%	6-MONTH GBP - LIBOR	Semi-Annual	03/17/2031	GBP	610	(7)	(1)	(6)
EURO6M	(0.25)%	Annually	03/17/2028	EUR	1,680	(20)	(20)	–
EURO6M	(0.25)%	Semi-Annual	03/17/2026	EUR	3,600	(46)	(48)	2
5.25%	JIBA3M	Quarterly	03/17/2026	ZAR	51,220	57	6	52
28-DAY MXN - TIIE	4.90%	Monthly	03/11/2026	MXN	39,870	12	1	11
0.75%	WIBR6M	Annually	12/16/2025	PLN	4,500	9	(1)	10
USD-LIBOR-BBA	0.84%	Quarterly	11/27/2025	USD	16,471	4	(7)	11
USD-LIBOR-BBA	0.38%	Quarterly	08/31/2024	USD	19,352	70	10	60
28-DAY MXN - TIIE	7.20%	Monthly	07/17/2024	MXN	365,383	1,706	–	1,706
EURO6M	(0.25)%	Annually	03/17/2024	EUR	3,790	(36)	(38)	2
BZDIOVRA	4.93%	Monthly	01/02/2024	BRL	3,450	(3)	1	(4)
4.00%	JIBA3M	Quarterly	06/16/2023	ZAR	20,480	7	4	3
0.345%	WIBR6M	Semi-Annual	06/16/2023	PLN	4,505	2	1	2
(0.25)%	EURO6M	Semi-Annual	03/17/2023	EUR	4,480	30	31	(1)
2.50%	3-MONTH CNY	Quarterly	03/17/2023	CNY	14,060	(1)	8	(10)
28-DAY MXN - TIIE	4.40%	Monthly	03/15/2023	MXN	134,090	13	2	12
BZDIOVRA	4.23%	Monthly	01/02/2023	BRL	6,750	1	(4)	4
1.00%	3-MONTH LIBOR	Semi-Annual	02/15/2047	USD	2,065	182	25	158
EURO6M	0.00%	Annually	03/17/2051	EUR	400	(5)	(1)	(3)

						$2,776	$(114)	$2,891

A list of open OTC swap agreements held by the Fund at December 31, 2020 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	1-DAY BRL - CETIP	0.07%	Annually	01/04/2027	BRL	3,600	$27	$–	$27
Citibank	1-DAY BRL - CETIP	0.07%	Annually	01/04/2027	BRL	4,300	32	2	30
Citibank	1-DAY BRL - CETIP	0.07%	Annually	01/04/2027	BRL	4,628	33	2	31
Citibank	1-DAY BRL - CETIP	6.87%	Annually	01/04/2027	BRL	15,030	79	–	79
JPMorgan Chase	1-DAY BRL - CETIP	0.07%	Annually	01/04/2027	BRL	3,000	22	–	22

							$193	$4	$189

Percentages are based on Net Assets of $961,086 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2020, the value of these securities amounted to $312,397 ($ Thousands), representing 32.5% of the Net Assets of the Fund.

(B)	Security, or a portion thereof, is owned through a holding entity, Bamboo Temple, LLC. (C) Security is in default on interest payment.
(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(E)	Securities considered illiquid. The total value of such securities as of December 31, 2020 was $654 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(F)	Perpetual security with no stated maturity date.

(G)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(I)	Level 3 security in accordance with fair value hierarchy.
(J)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2020 was $57 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(K)	Unsettled bank loan. Interest rate may not be available.
(L)	No interest rate available.
(M)	Refer to table below for details on Options Contracts.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	35

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

ABS – Asset-Backed Security

AUD – Australian Dollar

BBA – British Bankers’ Association

BRL – Brazilian Real

CAD – Canadian Dollar

CETIP – Central of Custody and Financial Settlement of Securities

Cl – Class

CLO – Collateralized Loan Obligation

CMO – Collateralized Mortgage Obligation

DAC – Designated Activity Company

EUR – Euro

EURIBOR – Euro InterBank Offered Rate

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GO – General Obligation

ICE– Intercontinental Exchange

IDR – Indonesian Rupiah

IO – Interest Only – face amount represents notional amount.

JPY – Japanese Yen

JSC – Joint-Stock Company

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

L.P. – Limited Partnership

Ltd. – Limited

MTN – Medium Term Note

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

OTC – Over-the-Counter

PIK – Payment-in-Kind

PJSC – Public Joint-Stock Company

PLC – Public Limited Company

Pty – Proprietary

REMIC – Real Estate Mortgage Investment Conduit

RUB – Russian Ruble

S&P – Standard & Poor’s

SAR – Saudi Riyal

SEK – Swedish Krona

Ser – Series

TIIE – Interbank Equilibrium Interest Rate

ULC – Unlimited Liability Company

USD – U.S. Dollar

VAR – Variable Rate

The following is a list of the level of inputs used as of December 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Corporate Obligations	–	442,446	–	442,446
Sovereign Debt	–	119,677	–	119,677
Common Stock	108,003	40	57	108,100
Loan Participations	–	100,011	–	100,011
Mortgage-Backed Securities	–	70,284	–	70,284
Asset-Backed Securities	–	35,300	–	35,300
Convertible Bonds	–	8,568	231	8,799
Preferred Stock	–	2,296	–	2,296
Municipal Bond	–	268	–	268

Total Investments in Securities	108,003	778,890	288	887,181

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	426	–	–	426
Written Options	(4,311)	–	–	(4,311)
Futures Contracts*
Unrealized Appreciation	1,448	–	–	1,448
Unrealized Depreciation	(766)	–	–	(766)
Forwards Contracts*
Unrealized Appreciation	–	1,436	–	1,436
Unrealized Depreciation	–	(3,045)	–	(3,045)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	189	–	189
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	1,715	–	1,715
Unrealized Depreciation	–	(87)	–	(87)
Interest Rate Swaps*
Unrealized Appreciation	–	2,924	–	2,924
Unrealized Depreciation	–	(33)	–	(33)

Total Other Financial Instruments	(3,203)	3,099	–	(104)

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Loan Participations	Investments in Convertible Bond
Balance as of October 1, 2019	$57	$232	$–
Accrued discounts/premiums	–	(5)	–
Realized gain/(loss)	–	2	–
Change in unrealized appreciation/ (depreciation)	–	65	–
Purchases	–	18	–
Sales	–	(312)	–
Net transfer into Level 3	–	–	–
Net transfer out of Level 3	–	–	–

Ending Balance as of December 31, 2020	$57	$–	$231

Changes in unrealized gains/(losses)included in earnings related to securities still held at reporting date	$–	$1,021	$–

For the period ended December 31, 2020, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2020, there were transfers into/out of Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

36	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Income Fund (Continued)

As of December 31, 2020, Multi-Asset Income Fund is the seller (“providing protection”) on a total notional amount of $84.8 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

Written Credit Derivative Contracts	Single Name Credit Default Swap		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$(92,524)	$394,046	$–	$2,211,099	$2,512,621
Maximum potential amount of future payments	2,211,000	19,730,000	–	60,347,500	82,288,500
Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)[1]	–	–	–	–	–
Collateral held by the Fund or other third parties which the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	> 10 Years	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$–	$–	$82,288,500	$–	$–	$82,288,500
101-200	–	–	–	–	–	–
201-300	–	–	–	–	–	–
301-400	–	–	–	–	–	–
Greater than 400	–	–	–	–	–	–
Total	$–	$–	$82,288,500	$–	$–	$82,288,500

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	37

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 64.1%
U.S. Treasury Bills
0.110%, 04/08/2021 (A)(B)	$500	$500
0.097%, 02/25/2021 (A)(B)	71,500	71,493
0.095%, 01/07/2021 (A)(B)	500	500
0.085%, 01/26/2021 (A)(B)	100	100
U.S. Treasury Inflation Protected Securities
2.375%, 01/15/2025	19,015	22,218
2.000%, 01/15/2026	13,631	16,206
0.625%, 07/15/2021	16,155	16,365
0.625%, 04/15/2023	30,841	32,473
0.625%, 01/15/2024	26,035	27,942
0.625%, 01/15/2026	10,937	12,207
0.500%, 04/15/2024	5,689	6,098
0.375%, 07/15/2023	28,448	30,135
0.375%, 07/15/2025	68,240	74,946
0.250%, 01/15/2025	8,350	9,009
0.125%, 01/15/2022	9,894	10,071
0.125%, 04/15/2022	11,075	11,307
0.125%, 07/15/2022	39,088	40,297
0.125%, 01/15/2023	24,564	25,517
0.125%, 07/15/2024	17,963	19,232
0.125%, 10/15/2024	34,979	37,503
0.125%, 07/15/2026	20,654	22,713
U.S. Treasury Notes
0.390%, VAR U.S. Treasury 3-Month Bill Money Market Yield+0.300%, 10/31/2021 (A)	5,300	5,311
0.204%, VAR U.S. Treasury 3-Month Bill Money Market Yield+0.114%, 04/30/2022 (A)	4,100	4,103
0.145%, VAR U.S. Treasury 3-Month Bill Money Market Yield+0.055%, 07/31/2022 (A)	7,600	7,600
0.145%, VAR U.S. Treasury 3-Month Bill Money Market Yield+0.055%, 10/31/2022 (A)	2,900	2,899

Total U.S. Treasury Obligations (Cost $483,589) ($ Thousands)		506,745

	Shares

COMMON STOCK – 29.1%

Communication Services – 2.3%
Activision Blizzard Inc	4,447	413
Alphabet Inc, Cl A *	958	1,679
Alphabet Inc, Cl C *	987	1,729
Anterix Inc *	1,229	46
AT&T Inc	85,447	2,458
ATN International Inc	175	7
CenturyLink Inc	12,471	122
Electronic Arts Inc	1,876	269
Facebook Inc, Cl A *	8,422	2,301

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Iridium Communications Inc *	3,621	$142
Liberty Broadband Corp, Cl C *	986	156
Liberty Media Corp-Liberty Braves *	2,300	57
Liberty Media Corp-Liberty Formula One, Cl C *	2,200	94
Live Nation Entertainment Inc *	700	52
Madison Square Garden Entertainment Corp *	378	40
Madison Square Garden Sports Corp *	173	32
Match Group Inc *	647	98
Netflix Inc *	2,785	1,506
Pinterest Inc, Cl A *	1,721	113
Roku Inc, Cl A *	551	183
Shenandoah Telecommunications Co	500	22
Spotify Technology SA *	817	257
Take-Two Interactive Software Inc, Cl A *	1,000	208
T-Mobile US Inc *	5,935	800
Twitter Inc *	2,187	118
Verizon Communications Inc	47,514	2,791
ViacomCBS Inc, Cl B	2,385	89
Vonage Holdings Corp *	4,800	62
Walt Disney Co/The	12,667	2,295
Zillow Group Inc, Cl C *	500	65
Zynga Inc, Cl A *	3,891	38

		18,242

Consumer Staples – 7.2%
Altria Group Inc	48,431	1,986
Andersons Inc/The	1,700	42
Archer-Daniels-Midland Co	14,800	746
B&G Foods Inc, Cl A	1,029	29
BellRing Brands, Cl A *	800	19
Beyond Meat Inc *	1,200	150
BJ’s Wholesale Club Holdings Inc *	3,000	112
Boston Beer Co Inc/The, Cl A *	250	249
Brown-Forman Corp, Cl A	1,128	83
Brown-Forman Corp, Cl B	4,117	327
Bunge Ltd	3,636	238
Calavo Growers Inc	154	11
Cal-Maine Foods Inc *	1,150	43
Campbell Soup Co	4,996	242
Casey’s General Stores Inc	697	125
Celsius Holdings Inc *	1,400	70
Central Garden & Pet Co, Cl A *	1,500	54
Church & Dwight Co Inc	6,779	591
Clorox Co/The	3,214	649
Coca-Cola Co/The	101,078	5,543
Coca-Cola Consolidated Inc	200	53
Colgate-Palmolive Co	23,023	1,969
Conagra Brands Inc	12,986	471
Constellation Brands Inc, Cl A	4,121	903
Costco Wholesale Corp	11,369	4,284

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coty Inc, Cl A	5,365	$38
Darling Ingredients Inc *	3,636	210
Edgewell Personal Care Co	634	22
Energizer Holdings Inc	2,113	89
Estee Lauder Cos Inc/The, Cl A	5,913	1,574
Flowers Foods Inc	5,007	113
Freshpet Inc *	500	71
General Mills Inc	15,695	923
Grocery Outlet Holding Corp *	2,000	79
Hain Celestial Group Inc/The *	2,234	90
Herbalife Nutrition Ltd *	2,408	116
Hershey Co/The	3,994	608
Hormel Foods Corp	8,539	398
Hostess Brands Inc, Cl A *	3,370	49
Ingredion Inc	1,382	109
Inter Parfums Inc	100	6
J & J Snack Foods Corp	227	35
J M Smucker Co/The	2,914	337
John B Sanfilippo & Son Inc	500	39
Kellogg Co	7,012	436
Keurig Dr Pepper Inc	9,346	299
Kimberly-Clark Corp	9,358	1,262
Kraft Heinz Co/The	17,018	590
Kroger Co/The	18,836	598
Lamb Weston Holdings Inc	4,005	315
Lancaster Colony Corp	550	101
McCormick & Co Inc/MD	6,646	635
Medifast Inc	154	30
Molson Coors Beverage Co, Cl B	5,374	243
Mondelez International Inc, Cl A	36,804	2,152
Monster Beverage Corp *	9,821	908
Nu Skin Enterprises Inc, Cl A	1,043	57
PepsiCo Inc	35,592	5,278
Performance Food Group Co *	4,095	195
Philip Morris International Inc	40,289	3,335
Pilgrim’s Pride Corp *	1,078	21
Post Holdings Inc *	1,872	189
Primo Water Corp	4,125	65
Procter & Gamble Co/The	62,614	8,712
Reynolds Consumer Products Inc	1,300	39
Sanderson Farms Inc	601	79
Seaboard Corp	7	21
Simply Good Foods Co/The *	1,900	60
Spectrum Brands Holdings Inc	1,066	84
Sprouts Farmers Market Inc *	1,028	21
Sysco Corp, Cl A	12,529	930
TreeHouse Foods Inc *	1,131	48
Tyson Foods Inc, Cl A	7,158	461
US Foods Holding Corp *	4,856	162
USANA Health Sciences Inc *	500	38
Vector Group Ltd	1,429	17
Walgreens Boots Alliance Inc	17,115	683

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Walmart Inc	35,328	$5,093
WD-40 Co	561	149

		57,201

Energy – 7.3%
Antero Midstream Corp	21,800	168
Antero Resources Corp *	9,447	52
Apache Corp	27,448	390
Arch Resources	1,200	53
Archrock Inc	9,200	80
Baker Hughes Co, Cl A	50,210	1,047
Berry Corp	3,353	12
Bonanza Creek Energy Inc *	2,000	39
Brigham Minerals, Cl A	1,383	15
Cabot Oil & Gas Corp	27,625	450
Cactus Inc, Cl A	2,200	57
ChampionX Corp *	14,938	229
Cheniere Energy Inc *	16,532	992
Chevron Corp	136,909	11,562
Cimarex Energy Co	7,289	273
Clean Energy Fuels Corp *	20,500	161
CNX Resources Corp *	15,560	168
Concho Resources Inc	14,728	859
ConocoPhillips	78,498	3,139
Continental Resources Inc/OK, Cl A	4,193	68
Delek US Holdings Inc	3,233	52
Devon Energy Corp	28,932	457
DHT Holdings Inc	3,000	16
Diamondback Energy Inc, Cl A	11,678	565
DMC Global Inc	1,100	48
Dril-Quip Inc *	2,488	74
EOG Resources Inc	43,198	2,154
EQT Corp	22,298	283
Equitrans Midstream Corp	27,822	224
Exxon Mobil Corp	301,969	12,447
Frank’s International *	11,300	31
Frontline Ltd	6,986	43
Golar LNG Ltd	5,177	50
Goodrich Petroleum Corp *	1,216	12
Halliburton Co	64,469	1,218
Helix Energy Solutions Group Inc *	6,312	27
Helmerich & Payne Inc	8,138	188
Hess Corp	20,520	1,083
HollyFrontier Corp	9,931	257
Kinder Morgan Inc	133,887	1,830
Kosmos Energy Ltd	27,400	64
Liberty Oilfield Services Inc, Cl A	8,570	88
Magnolia Oil & Gas Corp *	6,809	48
Marathon Oil Corp	54,862	366
Marathon Petroleum Corp	47,304	1,957
Matador Resources Co *	7,600	92
Murphy Oil Corp	11,523	140

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Oilwell Varco Inc, Cl A	29,323	$403
NexTier Oilfield Solutions Inc *	9,300	32
Nordic American Tankers Ltd	4,900	14
Occidental Petroleum Corp	60,409	1,046
Oceaneering International Inc, Cl A *	3,277	26
ONEOK Inc	30,454	1,169
Ovintiv	19,370	278
Par Pacific Holdings Inc *	6,195	87
Parsley Energy Inc, Cl A	24,049	342
Patterson-UTI Energy Inc	10,859	57
PBF Energy Inc, Cl A	5,120	36
PDC Energy Inc, Cl A *	9,014	185
Phillips 66	31,574	2,208
Pioneer Natural Resources Co	12,175	1,387
ProPetro Holding Corp *	1,894	14
Range Resources Corp	20,157	135
Renewable Energy Group Inc *	3,600	255
REX American Resources Corp *	307	23
Schlumberger NV, Cl A	100,298	2,190
Scorpio Tankers Inc	2,888	32
SEACOR Holdings Inc, Cl A *	1,100	46
SFL Corp Ltd	5,683	36
Southwestern Energy Co *	50,722	151
Targa Resources Corp	16,959	447
Tellurian *	36,900	47
Transocean Ltd *	31,635	73
Valero Energy Corp	28,747	1,626
Williams Cos Inc/The	84,944	1,703
World Fuel Services Corp	3,440	107
WPX Energy Inc *	28,879	235

		58,018

Health Care – 5.9%
10X Genomics Inc, Cl A *	522	74
Abbott Laboratories	14,902	1,632
AbbVie Inc	15,791	1,692
ABIOMED Inc *	524	170
Acadia Healthcare Co Inc, Cl A *	1,166	59
ACADIA Pharmaceuticals Inc *	1,000	53
Acceleron Pharma Inc *	500	64
Adaptive Biotechnologies Corp *	1,046	62
Agilent Technologies Inc	2,998	355
Agios Pharmaceuticals Inc *	800	35
Alexion Pharmaceuticals Inc *	1,951	305
Align Technology Inc *	701	375
Alkermes PLC *	111	2
Allscripts Healthcare Solutions Inc *	4,458	64
Alnylam Pharmaceuticals Inc *	1,173	152
Amedisys Inc *	200	59
AmerisourceBergen Corp, Cl A	933	91
Amgen Inc, Cl A	5,480	1,260
Amicus Therapeutics Inc *	3,123	72

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amphastar Pharmaceuticals Inc *	1,493	$30
ANI Pharmaceuticals Inc *	300	9
Anthem Inc	2,383	765
Arena Pharmaceuticals Inc *	1,141	88
Arrowhead Pharmaceuticals Inc *	926	71
Avanos Medical Inc *	858	39
Avantor Inc *	2,406	68
Baxter International Inc	5,557	446
Becton Dickinson and Co	2,435	609
Biogen Inc *	1,492	365
Biohaven Pharmaceutical Holding Co Ltd *	500	43
BioMarin Pharmaceutical Inc *	2,143	188
Bio-Rad Laboratories Inc, Cl A *	202	118
Bio-Techne Corp	458	145
BioTelemetry Inc *	900	65
Bioxcel Therapeutics *	1,000	46
Bluebird Bio Inc *	597	26
Blueprint Medicines Corp *	540	61
Boston Scientific Corp *	13,193	474
Bridgebio Pharma *	1,750	124
Bristol-Myers Squibb Co	20,157	1,250
Bruker Corp	1,024	55
Cantel Medical Corp	404	32
Cardinal Health Inc	2,475	133
Cardiovascular Systems Inc *	256	11
Catalent Inc *	1,529	159
Centene Corp *	4,750	285
Cerner Corp	3,481	273
Change Healthcare Inc *	1,100	20
Charles River Laboratories International Inc *	653	163
Chemed Corp	150	80
ChemoCentryx Inc *	800	50
Cigna Corp	3,521	733
CONMED Corp	400	45
Cooper Cos Inc/The, Cl A	572	208
CorVel Corp *	300	32
Covetrus Inc *	1,735	50
CVS Health Corp	11,478	784
Danaher Corp, Cl A	5,317	1,181
DaVita Inc *	1,058	124
Denali Therapeutics Inc *	700	59
DENTSPLY SIRONA Inc	1,904	100
DexCom Inc *	717	265
Edwards Lifesciences Corp, Cl A *	5,641	515
Elanco Animal Health Inc *	4,300	132
Eli Lilly and Co	7,382	1,246
Enanta Pharmaceuticals Inc *	1,100	46
Encompass Health Corp	1,578	130
Ensign Group Inc/The	379	28
Envista Holdings Corp *	1,700	57
Exact Sciences Corp *	1,239	164

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exelixis Inc *	2,304	$46
Fate Therapeutics Inc *	800	73
FibroGen *	1,286	48
Genprex	14,700	61
Gilead Sciences Inc	11,594	675
Global Blood Therapeutics Inc *	800	35
Globus Medical Inc, Cl A *	800	52
Guardant Health Inc *	534	69
Haemonetics Corp *	628	75
Halozyme Therapeutics Inc *	1,268	54
HCA Healthcare Inc	2,459	404
Health Catalyst Inc *	2,800	122
HealthEquity Inc *	600	42
HealthStream Inc *	3,500	76
Henry Schein Inc *	1,803	121
Hill-Rom Holdings Inc	563	55
HMS Holdings Corp *	1,600	59
Hologic Inc *	2,517	183
Horizon Therapeutics PLC *	1,328	97
Humana Inc	1,156	474
iBio	35,700	37
ICU Medical Inc *	224	48
IDEXX Laboratories Inc *	716	358
Illumina Inc *	1,353	501
Incyte Corp *	1,843	160
Insmed Inc *	855	28
Insulet Corp *	510	130
Integer Holdings Corp *	500	41
Integra LifeSciences Holdings Corp *	628	41
Intuitive Surgical Inc *	1,063	870
Invitae Corp *	648	27
Ionis Pharmaceuticals Inc *	1,176	66
Iovance Biotherapeutics Inc *	1,500	70
IQVIA Holdings Inc *	2,082	373
iRhythm Technologies Inc *	200	47
Ironwood Pharmaceuticals Inc, Cl A *	2,400	27
Jazz Pharmaceuticals PLC *	629	104
Johnson & Johnson	23,769	3,741
Karuna Therapeutics Inc *	500	51
Kodiak Sciences Inc *	400	59
Laboratory Corp of America Holdings *	1,133	231
LHC Group Inc *	500	107
Ligand Pharmaceuticals Inc *	278	28
Luminex Corp	1,000	23
Masimo Corp *	492	132
McKesson Corp	1,239	216
Medpace Holdings Inc *	300	42
Medtronic PLC	12,549	1,470
Merck & Co Inc	22,893	1,873
Merit Medical Systems Inc *	600	33
Mesa Laboratories Inc	102	29
Mettler-Toledo International Inc *	210	239

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mirati Therapeutics Inc *	366	$80
Moderna Inc *	2,609	273
Molina Healthcare Inc *	638	136
Natera Inc *	641	64
Nektar Therapeutics, Cl A *	2,284	39
Neogen Corp, Cl B *	1,069	85
NeoGenomics Inc *	922	50
Neurocrine Biosciences Inc *	928	89
Nevro Corp *	200	35
NextGen Healthcare Inc *	2,716	50
Novavax Inc *	568	63
Novocure Ltd *	1,300	225
NuVasive Inc *	500	28
Omnicell Inc *	650	78
Orthofix Medical Inc *	972	42
Pacira BioSciences Inc *	700	42
Patterson Cos Inc	777	23
Penumbra Inc *	450	79
PerkinElmer Inc	1,122	161
Perrigo Co PLC	430	19
Pfizer Inc	49,435	1,820
PRA Health Sciences Inc *	698	88
Premier Inc, Cl A	600	21
Providence Service Corp/The *	205	28
PTC Therapeutics *	700	43
QIAGEN NV *	2,704	143
Quest Diagnostics Inc	1,333	159
Quidel Corp *	200	36
Regeneron Pharmaceuticals Inc *	823	398
Repligen Corp *	588	113
ResMed Inc	1,514	322
Sage Therapeutics Inc *	797	69
Sarepta Therapeutics Inc *	609	104
Scholar Rock Holding Corp *	900	44
Seagen *	1,052	184
STAAR Surgical Co *	180	14
STERIS PLC	817	155
Stryker Corp	3,431	841
Supernus Pharmaceuticals Inc *	437	11
Syneos Health Inc, Cl A *	373	25
Tandem Diabetes Care Inc *	400	38
Teladoc Health Inc *	961	192
Teleflex Inc	492	202
TG Therapeutics Inc *	1,500	78
Thermo Fisher Scientific Inc	3,457	1,610
Turning Point Therapeutics Inc *	400	49
Twist Bioscience Corp *	400	56
Ultragenyx Pharmaceutical Inc *	476	66
United Therapeutics Corp *	461	70
UnitedHealth Group Inc	7,994	2,803
Universal Health Services Inc, Cl B	598	82
US Physical Therapy Inc	26	3

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Varian Medical Systems Inc *	1,070	$187
Veeva Systems Inc, Cl A *	1,070	291
Vertex Pharmaceuticals Inc *	2,328	550
Viatris Inc, Cl W *	8,940	167
Waters Corp *	801	198
West Pharmaceutical Services Inc	570	161
Xencor Inc *	1,609	70
Zimmer Biomet Holdings Inc	2,246	346
Zoetis Inc, Cl A	4,143	686

		46,973

Information Technology – 2.1%
Accenture PLC, Cl A	1,556	406
ACI Worldwide Inc *	1,792	69
Adobe Inc *	1,181	591
Amdocs Ltd	953	68
ANSYS Inc *	154	56
Aspen Technology Inc *	476	62
Atlassian Corp PLC, Cl A *	500	117
Autodesk Inc, Cl A *	463	141
Automatic Data Processing Inc	1,540	271
Avalara Inc *	300	49
Black Knight Inc *	400	35
Blackbaud Inc, Cl A	800	46
Bottomline Technologies DE Inc *	717	38
Broadridge Financial Solutions Inc	400	61
Cadence Design Systems Inc *	982	134
Cass Information Systems Inc	800	31
CDK Global Inc	1,065	55
Citrix Systems Inc	300	39
Cloudflare Inc, Cl A *	600	46
Cognizant Technology Solutions Corp, Cl A	2,245	184
CommVault Systems Inc *	1,200	66
Coupa Software Inc *	200	68
Crowdstrike Holdings Inc, Cl A *	500	106
Datadog Inc, Cl A *	675	66
DocuSign Inc, Cl A *	500	111
Ebix Inc	100	4
EPAM Systems Inc *	102	37
Euronet Worldwide Inc *	127	18
Fastly Inc, Cl A *	500	44
Fidelity National Information Services Inc, Cl B	1,318	186
Fiserv Inc, Cl A *	1,600	182
Five9 Inc *	300	52
FleetCor Technologies Inc *	205	56
Fortinet Inc *	350	52
Gartner Inc *	500	80
Genpact Ltd	700	29
Global Payments Inc	962	207
Guidewire Software Inc, Cl Z *	500	64
International Business Machines Corp	3,050	384

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intuit Inc	973	$370
Jack Henry & Associates Inc	351	57
KBR Inc	1,300	40
Manhattan Associates Inc *	614	65
ManTech International Corp/VA, Cl A	256	23
Mastercard Inc, Cl A	2,313	826
MAXIMUS Inc	600	44
Microsoft Corp	21,234	4,723
MicroStrategy Inc, Cl A *	205	80
MongoDB Inc, Cl A *	200	72
NortonLifeLock Inc	1,406	29
Nuance Communications Inc *	1,126	50
Okta Inc, Cl A *	400	102
Oracle Corp, Cl B	5,296	343
PagerDuty Inc *	1,465	61
Palo Alto Networks Inc *	296	105
Paychex Inc	1,675	156
Paycom Software Inc *	51	23
PayPal Holdings Inc *	2,977	697
Pegasystems Inc	470	63
Perspecta Inc	2,315	56
Progress Software Corp	922	42
Proofpoint Inc *	100	14
PTC Inc *	600	72
QAD Inc, Cl A	1,377	87
Qualys Inc *	154	19
RingCentral Inc, Cl A *	200	76
salesforce.com Inc *	2,446	544
ServiceNow Inc *	512	282
Slack Technologies Inc, Cl A *	1,514	64
Splunk Inc *	458	78
Square Inc, Cl A *	970	211
SS&C Technologies Holdings Inc	460	33
StoneCo Ltd, Cl A *	600	50
Synopsys Inc *	561	145
Teradata Corp *	1,000	23
Trade Desk Inc/The, Cl A *	200	160
Twilio Inc, Cl A *	500	169
Verint Systems Inc *	600	40
Visa Inc, Cl A	4,587	1,003
VMware Inc, Cl A *	120	17
Western Union Co/The	605	13
WEX Inc *	200	41
Workday Inc, Cl A *	551	132
Zoom Video Communications Inc, Cl A *	552	186
Zscaler Inc *	300	60

		15,857

Real Estate – 2.9%
Acadia Realty Trust ‡	527	8
Agree Realty Corp ‡	900	60
Alexander & Baldwin Inc ‡	2,438	42

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alexandria Real Estate Equities Inc ‡	2,014	$359
American Assets Trust Inc ‡	135	4
American Campus Communities Inc ‡	3,870	166
American Homes 4 Rent, Cl A ‡	5,494	165
American Tower Corp, Cl A ‡	7,397	1,660
Americold Realty Trust ‡	3,500	131
Apartment Income ‡	3,423	132
Apartment Investment and Management, Cl A ‡	3,423	18
Apple Hospitality Inc ‡	6,014	78
AvalonBay Communities Inc ‡	3,353	538
Boston Properties Inc ‡	3,032	287
Brandywine Realty Trust ‡	1,921	23
Brixmor Property Group Inc ‡	5,385	89
Brookfield Property Inc, Cl A ‡	600	9
Camden Property Trust ‡	2,403	240
CareTrust Inc ‡	2,300	51
CBRE Group Inc, Cl A *‡	7,276	456
Colony Capital Inc ‡	1,266	6
Columbia Property Trust Inc ‡	350	5
CoreSite Realty Corp ‡	586	73
Corporate Office Properties Trust ‡	3,615	94
Cousins Properties Inc ‡	2,828	95
Crown Castle International Corp ‡	6,804	1,083
CubeSmart ‡	5,881	198
CyrusOne Inc ‡	1,636	120
Digital Realty Trust Inc, Cl A ‡	4,157	580
Douglas Emmett Inc ‡	4,369	128
Duke Realty Corp ‡	6,565	262
EastGroup Properties Inc ‡	817	113
Empire State Realty Trust Inc, Cl A ‡	4,528	42
EPR Properties, Cl A ‡	1,953	64
Equinix Inc ‡	1,268	906
Equity Commonwealth ‡	2,250	61
Equity LifeStyle Properties Inc ‡	3,500	222
Equity Residential ‡	7,384	438
Essential Properties Realty Trust Inc ‡	1,802	38
Essex Property Trust Inc ‡	1,531	364
eXp World Holdings Inc *‡	900	57
Extra Space Storage Inc ‡	2,981	345
Federal Realty Investment Trust ‡	1,419	121
First Industrial Realty Trust Inc ‡	2,830	119
Forestar Group Inc *‡	4,100	83
Four Corners Property Trust Inc ‡	2,300	68
Franklin Street Properties Corp ‡	8,100	35
Gaming and Leisure Properties Inc ‡	5,101	216
Getty Realty Corp ‡	1,300	36
Global Net Lease Inc ‡	1,447	25
Healthcare Realty Trust Inc ‡	4,304	127
Healthcare Trust of America Inc, Cl A ‡	6,241	172
Healthpeak Properties Inc ‡	11,321	342
Highwoods Properties Inc ‡	2,151	85

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Host Hotels & Resorts Inc ‡	14,088	$206
Howard Hughes Corp/The *‡	1,109	88
Hudson Pacific Properties Inc ‡	4,182	100
Industrial Logistics Properties Trust ‡	1,400	33
Innovative Industrial Properties Inc, Cl A ‡	300	55
Invitation Homes Inc ‡	9,912	294
Iron Mountain Inc ‡	6,036	178
JBG SMITH Properties ‡	3,600	113
Jones Lang LaSalle Inc ‡	1,324	196
Kennedy-Wilson Holdings Inc ‡	1,545	28
Kilroy Realty Corp ‡	2,628	151
Kimco Realty Corp ‡	6,927	104
Kite Realty Group Trust ‡	3,000	45
Lamar Advertising Co, Cl A ‡	2,284	190
Lexington Realty Trust, Cl B ‡	5,488	58
Life Storage Inc ‡	1,100	131
LTC Properties Inc ‡	285	11
Macerich Co/The ‡	1,197	13
Mack-Cali Realty Corp ‡	2,924	36
Marcus & Millichap Inc *‡	600	22
Medical Properties Trust Inc ‡	8,458	184
Mid-America Apartment Communities Inc ‡	2,419	306
Monmouth Real Estate Investment Corp, Cl A ‡	2,406	42
National Health Investors Inc ‡	841	58
National Retail Properties Inc ‡	3,300	135
National Storage Affiliates Trust ‡	1,843	66
Newmark Group Inc, Cl A ‡	3,459	25
Office Properties Income Trust ‡	433	10
Omega Healthcare Investors Inc ‡	5,274	192
Outfront Media Inc ‡	2,622	51
Paramount Group Inc ‡	1,707	15
Park Hotels & Resorts Inc ‡	6,954	119
Pebblebrook Hotel Trust ‡	2,577	48
Physicians Realty Trust ‡	3,278	58
Piedmont Office Realty Trust Inc, Cl A ‡	66	1
PotlatchDeltic Corp ‡	2,163	108
Prologis Inc ‡	11,695	1,166
PS Business Parks Inc ‡	602	80
Public Storage ‡	3,225	745
QTS Realty Trust Inc, Cl A ‡	502	31
Rayonier Inc ‡	4,608	135
Realty Income Corp ‡	7,269	452
Redfin Corp *‡	1,609	110
Regency Centers Corp ‡	3,449	157
Retail Opportunity Investments Corp ‡	1,900	25
Retail Properties of America Inc, Cl A ‡	2,190	19
Rexford Industrial Realty Inc ‡	2,128	105
RLJ Lodging Trust ‡	4,599	65
Ryman Hospitality Properties Inc ‡	972	66
Sabra Health Care Inc ‡	3,295	57
Saul Centers Inc ‡	834	26

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SBA Communications Corp, Cl A ‡	1,875	$529
Service Properties Trust ‡	2,918	34
Simon Property Group Inc ‡	6,231	531
SITE Centers Corp ‡	185	2
SL Green Realty Corp ‡	1,756	105
Spirit Realty Capital Inc ‡	2,141	86
St Joe Co/The ‡	3,167	134
STAG Industrial Inc ‡	3,378	106
STORE Capital Corp ‡	5,355	182
Sun Communities Inc ‡	1,852	281
Sunstone Hotel Investors Inc ‡	5,806	66
Terreno Realty Corp ‡	1,078	63
UDR Inc ‡	6,488	249
Uniti Group Inc ‡	4,262	50
Universal Health Realty Income Trust ‡	400	26
Urban Edge Properties ‡	2,748	36
Ventas Inc ‡	7,883	387
VEREIT ‡	4,024	152
VICI Properties Inc ‡	8,100	207
Vornado Realty Trust ‡	3,078	115
Washington Real Estate Investment Trust ‡	2,478	54
Weingarten Realty Investors ‡	962	21
Welltower Inc ‡	8,456	546
Weyerhaeuser Co ‡	12,792	429
WP Carey Inc ‡	4,179	295
Xenia Hotels & Resorts Inc ‡	2,300	35

		22,669

Utilities – 1.4%
AES Corp/The	8,142	191
Alliant Energy Corp	3,628	187
Ameren Corp	2,354	184
American Electric Power Co Inc	5,079	423
American States Water Co	600	48
American Water Works Co Inc	1,159	178
Atmos Energy Corp	1,173	112
Avangrid Inc	2,400	109
Avista Corp	400	16
Black Hills Corp, Cl A	900	55
Brookfield Infrastructure, Cl A	1,255	91
Brookfield Renewable Partners (C)	857	37
California Water Service Group, Cl A	1,300	70
CenterPoint Energy Inc	7,208	156
Chesapeake Utilities Corp	600	65
Clearway Energy Inc, Cl C	1,319	42
CMS Energy Corp	2,704	165
Consolidated Edison Inc	4,544	328
Dominion Energy Inc	8,007	602
DTE Energy Co	2,533	307
Duke Energy Corp	7,523	689
Edison International	4,980	313
Entergy Corp	2,793	279

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Essential Utilities Inc	2,403	$114
Evergy Inc	2,501	139
Eversource Energy	3,282	284
Exelon Corp	11,062	467
FirstEnergy Corp	7,122	218
Hawaiian Electric Industries Inc	228	8
IDACORP Inc, Cl A	800	77
MDU Resources Group Inc	3,045	80
MGE Energy Inc	500	35
Middlesex Water Co	700	51
National Fuel Gas Co	1,437	59
New Jersey Resources Corp	172	6
NextEra Energy Inc	18,644	1,438
NiSource Inc	4,246	97
NRG Energy Inc	2,105	79
OGE Energy Corp	1,715	55
ONE Gas Inc	494	38
Ormat Technologies Inc	900	81
PG&E Corp *	12,061	150
Pinnacle West Capital Corp	2,150	172
PNM Resources Inc	2,652	129
Portland General Electric Co	1,076	46
PPL Corp	9,316	263
Public Service Enterprise Group Inc	5,737	334
Sempra Energy	3,484	444
SJW Group	800	55
Southern Co/The	11,124	683
Southwest Gas Holdings Inc	276	17
Sunnova Energy International Inc *	1,100	50
UGI Corp	1,847	65
Unitil Corp	600	27
Vistra Corp	7,078	139
WEC Energy Group Inc	3,315	305
Xcel Energy Inc	5,374	358

		11,210

Total Common Stock (Cost $179,136) ($ Thousands)		230,170

	Face Amount (Thousands)

CORPORATE OBLIGATIONS – 14.3%

Communication Services – 0.9%
AT&T
3.500%, 09/15/2053 (D)	$466	467
2.750%, 06/01/2031	181	193
Baidu
3.425%, 04/07/2030	201	222
Cable One
4.000%, 11/15/2030 (D)	387	402
CCO Holdings
5.000%, 02/01/2028 (D)	282	298

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 03/01/2023 (D)		$603	$607
CenturyLink
4.500%, 01/15/2029 (D)		692	704
Interpublic Group
4.750%, 03/30/2030		455	564
Verizon Communications
5.012%, 04/15/2049		11	15
4.862%, 08/21/2046		279	377
3.000%, 03/22/2027		222	246
2.987%, 10/30/2056 (D)		109	110
ViacomCBS
4.950%, 01/15/2031		223	280
4.200%, 05/19/2032		140	169
Vodafone Group
3.750%, 01/16/2024		1,584	1,731
Weibo
3.375%, 07/08/2030		955	976

			7,361

Consumer Discretionary – 1.9%
1011778 BC ULC
3.500%, 02/15/2029 (D)		813	812
AutoNation
4.750%, 06/01/2030		148	178
Booking Holdings
4.625%, 04/13/2030		1,080	1,342
Clarios Global
4.375%, 05/15/2026 (D)	EUR	155	196
Cox Communications
2.950%, 06/30/2023 (D)		$240	253
CSC Holdings
6.750%, 11/15/2021		160	167
Expedia Group
6.250%, 05/01/2025 (D)		53	61
General Motors
6.800%, 10/01/2027		201	258
6.125%, 10/01/2025		145	176
General Motors Financial
5.100%, 01/17/2024		858	960
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (D)		413	441
Harley-Davidson Financial Services
3.350%, 06/08/2025 (D)		1,308	1,417
Hilton Domestic Operating
4.000%, 05/01/2031 (D)		1,074	1,133
International Game Technology
6.250%, 02/15/2022 (D)		322	332
Kimberly-Clark de Mexico
2.431%, 07/01/2031 (D)		300	310
Las Vegas Sands
3.200%, 08/08/2024		350	371
2.900%, 06/25/2025		600	628

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lear
3.800%, 09/15/2027	$97	$109
3.500%, 05/30/2030	312	341
Marriott International
5.750%, 05/01/2025	68	80
Nissan Motor
4.345%, 09/17/2027 (D)	1,086	1,200
Ralph Lauren
2.950%, 06/15/2030	1,299	1,407
Ross Stores
4.700%, 04/15/2027	842	994
Royal Caribbean Cruises
11.500%, 06/01/2025 (D)	525	614
10.875%, 06/01/2023 (D)	292	332
Time Warner Cable
4.500%, 09/15/2042	330	387
Wynn Macau
5.625%, 08/26/2028 (D)	348	366

		14,865

Consumer Staples – 1.0%
Albertsons
3.500%, 03/15/2029 (D)	795	804
Altria Group
4.800%, 02/14/2029	167	200
3.400%, 05/06/2030	745	836
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	755	1,074
4.600%, 06/01/2060	444	570
BAT Capital
4.700%, 04/02/2027	475	559
2.726%, 03/25/2031	521	540
2.259%, 03/25/2028	1,337	1,388
BRF GmbH
4.350%, 09/29/2026	299	315
Coca-Cola Femsa
2.750%, 01/22/2030	326	351
1.850%, 09/01/2032	320	320
Tyson Foods
3.950%, 08/15/2024	715	794
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (D)(E)	660	7

		7,758

Energy – 1.3%
Baker Hughes a GE
3.337%, 12/15/2027	501	561
BP Capital Markets America
3.194%, 04/06/2025	552	607
Cenovus Energy
4.250%, 04/15/2027	52	57

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Energy Transfer Operating
5.200%, 02/01/2022	$465	$482
3.750%, 05/15/2030	1,549	1,671
Eni
4.250%, 05/09/2029 (D)	900	1,066
Exxon Mobil
2.992%, 03/19/2025	601	658
Husky Energy
4.400%, 04/15/2029	1,577	1,755
Marathon Petroleum
5.125%, 12/15/2026	227	271
Oleoducto Central
4.000%, 07/14/2027 (D)	438	475
ONEOK
6.350%, 01/15/2031	142	182
Pertamina Persero MTN
6.450%, 05/30/2044	450	610
Petroleos Mexicanos
6.840%, 01/23/2030	181	189
Petroleos Mexicanos MTN
6.750%, 09/21/2047	380	356
Saudi Arabian Oil
2.250%, 11/24/2030 (D)	328	334
Sunoco
5.875%, 03/15/2028	257	278
Tengizchevroil Finance International
3.250%, 08/15/2030 (D)	262	277
Transocean Poseidon
6.875%, 02/01/2027 (D)	294	267
Valero Energy
2.700%, 04/15/2023	488	509
Williams
3.900%, 01/15/2025	217	241

		10,846

Financials – 4.7%
ABN AMRO Bank
4.750%, 07/28/2025 (D)	269	310
AIB Group MTN
4.750%, 10/12/2023 (D)	300	330
Aircastle
5.250%, 08/11/2025 (D)	415	457
5.000%, 04/01/2023	37	40
4.400%, 09/25/2023	454	481
4.250%, 06/15/2026	34	36
4.125%, 05/01/2024	181	191
Alleghany
3.625%, 05/15/2030	931	1,047
American Express
3.502%, VAR ICE LIBOR USD 3 Month+3.285% (F)	359	350

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Australia & New Zealand Banking Group
4.400%, 05/19/2026 (D)	$400	$460
Aviation Capital Group
5.500%, 12/15/2024 (D)	455	504
4.875%, 10/01/2025 (D)	182	197
4.375%, 01/30/2024 (D)	161	170
4.125%, 08/01/2025 (D)	6	6
3.875%, 05/01/2023 (D)	395	412
2.875%, 01/20/2022 (D)	75	76
Banco de Credito del Peru MTN
3.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 07/01/2030 (D)	755	773
Banco Santander
5.179%, 11/19/2025	1,200	1,407
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 04/17/2025 (D)	364	418
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174% (F)	362	414
6.300%, VAR ICE LIBOR USD 3 Month+4.553% (F)	233	272
Bank of America MTN
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	1,200	1,235
Bank of New York Mellon
4.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.358% (F)	203	224
Barclays
3.684%, 01/10/2023	695	716
BNP Paribas MTN
4.375%, 05/12/2026 (D)	650	746
Capital One Financial
2.600%, 05/11/2023	416	436
Charles Schwab
5.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.971% (F)	409	456
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068% (F)	311	326
4.699%, VAR ICE LIBOR USD 3 Month+4.478% (F)	410	411
4.316%, VAR ICE LIBOR USD 3 Month+4.095% (F)	320	318
4.000%, VAR US Treas Yield
Curve Rate T Note Const Mat 5 Yr+3.597% (F)	359	368
Commonwealth Bank of Australia
4.500%, 12/09/2025 (D)	400	462
Cooperatieve Rabobank UA
4.375%, 08/04/2025	657	750

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.598% (D)(F)	$200	$222
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600% (F)	645	703
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.822% (D)(F)	365	407
Danske Bank
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/2025 (D)	900	963
Deutsche Bank NY
3.961%, VAR United States Secured Overnight Financing Rate+2.581%, 11/26/2025	315	344
2.129%, VAR United States Secured Overnight Financing Rate+1.870%, 11/24/2026	347	355
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Yr Curr+1.730%, 08/09/2028	475	505
Discover Financial Services
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.783% (F)	1,308	1,475
Fifth Third Bancorp
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.215% (F)	247	263
Goldman Sachs Group MTN
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	728	756
1.824%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/2023	900	931
Guardian Life Insurance of America
4.850%, 01/24/2077 (D)	145	203
HSBC Holdings
4.292%, VAR ICE LIBOR USD 3 Month+1.348%, 09/12/2026	261	297
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	552	630
ING Groep
3.550%, 04/09/2024	500	546
JPMorgan Chase
2.083%, VAR United States Secured Overnight Financing Rate+1.850%, 04/22/2026	605	639
Lincoln National
4.200%, 03/15/2022	355	370
MetLife
5.700%, 06/15/2035	80	118
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (D)	275	287

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Morgan Stanley
4.047%, VAR ICE LIBOR USD 3 Month+3.810% (F)	$160	$158
Morgan Stanley MTN
5.000%, 11/24/2025	171	204
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/2028	854	975
Nationwide Building Society
4.000%, 09/14/2026 (D)	412	459
Nationwide Financial Services
5.375%, 03/25/2021 (D)	470	475
Natwest Group
8.625%, VAR USD Swap Semi 30/360 5 Yr Curr+7.598% (F)	425	441
2.574%, VAR ICE LIBOR USD 3 Month+2.320% (F)	600	571
Navient
6.625%, 07/26/2021	770	786
Navient MTN
7.250%, 01/25/2022	52	54
Santander Holdings USA
4.400%, 07/13/2027	405	463
SLM
4.200%, 10/29/2025	699	738
Standard Chartered
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.723% (D)(F)	200	217
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+6.301%(F)	412	429
1.724%, VAR ICE LIBOR USD 3 Month +1.510% (D)(F)	400	368
State Street
2.901%, VAR United States Secured Overnight Financing Rate+2.600%, 03/30/2026	63	69
Synchrony Financial
4.500%, 07/23/2025	945	1,063
Truist Financial
5.100%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.349% (F)	829	947
UniCredit
2.569%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.300%, 09/22/2026 (D)	1,335	1,363
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914% (F)	474	533
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month+3.580%, 05/15/2053	258	274

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo
2.188%, VAR United States Secured Overnight Financing Rate+2.000%, 04/30/2026	$433	$456
Wells Fargo MTN
4.300%, 07/22/2027	346	405

		36,261

Health Care – 0.9%
AbbVie
4.875%, 11/14/2048	237	320
Banner Health
1.897%, 01/01/2031	250	255
Baptist Healthcare System Obligated Group
3.540%, 08/15/2050	621	693
Centene
4.250%, 12/15/2027	146	155
Cigna
4.375%, 10/15/2028	382	462
4.125%, 11/15/2025	286	329
3.750%, 07/15/2023	161	174
CommonSpirit Health
1.547%, 10/01/2025	402	413
CVS Health
5.050%, 03/25/2048	513	695
Molina Healthcare
3.875%, 11/15/2030 (D)	987	1,059
Mylan
3.950%, 06/15/2026	437	500
Royalty Pharma
1.750%, 09/02/2027 (D)	151	155
Sutter Health
1.321%, 08/15/2025	630	641
Takeda Pharmaceutical
4.400%, 11/26/2023	820	908

		6,759

Industrials – 1.2%
AerCap Ireland Capital DAC
6.500%, 07/15/2025	190	227
4.450%, 04/03/2026	173	194
4.125%, 07/03/2023	260	279
3.300%, 01/23/2023	260	271
Air Lease
3.875%, 07/03/2023	75	80
3.625%, 04/01/2027	40	43
Air Lease MTN
4.250%, 02/01/2024	296	321
2.875%, 01/15/2026	244	258
Alfa
5.250%, 03/25/2024 (D)	660	728

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Allison Transmission
3.750%, 01/30/2031 (D)	$1,087	$1,112
Aviation Capital Group
3.500%, 11/01/2027 (D)	165	165
Delta Air Lines
4.750%, 10/20/2028 (D)	475	519
4.500%, 10/20/2025 (D)	409	438
Embraer Netherlands Finance BV
6.950%, 01/17/2028 (D)	236	267
5.400%, 02/01/2027	670	712
Empresa de Transporte de Pasajeros Metro
3.650%, 05/07/2030 (D)	200	225
ENA Master Trust
4.000%, 05/19/2048 (D)	272	293
GFL Environmental
3.500%, 09/01/2028 (D)	799	813
H&E Equipment Services
3.875%, 12/15/2028 (D)	797	806
Lima Metro Line 2 Finance
5.875%, 07/05/2034	237	286
4.350%, 04/05/2036 (D)	225	250
Odebrecht Finance
7.125%, 06/26/2042 (D)(E)	444	18
Rumo Luxembourg Sarl
5.875%, 01/18/2025 (D)	409	432
Southwest Airlines
5.250%, 05/04/2025	513	594
TransDigm
6.250%, 03/15/2026 (D)	405	431
Westinghouse Air Brake Technologies
3.200%, 06/15/2025	141	152

		9,914

Information Technology – 1.0%
Broadcom
5.000%, 04/15/2030	243	295
4.150%, 11/15/2030	855	990
4.110%, 09/15/2028	688	787
3.500%, 01/15/2028	161	178
Infor
1.750%, 07/15/2025 (D)	340	353
Mastercard
3.850%, 03/26/2050	522	674
3.300%, 03/26/2027	330	377
Micron Technology
4.185%, 02/15/2027	1,182	1,384
NXP BV
2.700%, 05/01/2025 (D)	106	114
Oracle
2.500%, 04/01/2025	834	896
Tencent Holdings MTN
3.240%, 06/03/2050 (D)	439	454

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.810%, 01/26/2026 (D)	$649	$663

		7,165

Materials – 0.9%
Alpek
4.250%, 09/18/2029 (D)	203	223
Axalta Coating Systems
3.375%, 02/15/2029 (D)	648	648
Celulosa Arauco y Constitucion
4.200%, 01/29/2030 (D)	380	429
DuPont de Nemours
4.493%, 11/15/2025	690	805
4.205%, 11/15/2023	690	761
Eastman Chemical Co
3.800%, 03/15/2025	318	354
Fresnillo
4.250%, 10/02/2050 (D)	1,335	1,465
GUSAP III
4.250%, 01/21/2030 (D)	675	753
Indonesia Asahan Aluminium Persero
4.750%, 05/15/2025 (D)	342	377
Industrias Penoles
4.750%, 08/06/2050 (D)	295	342
Ingevity
3.875%, 11/01/2028 (D)	537	541
Inversiones CMPC
4.375%, 05/15/2023	389	414
Nacional del Cobre de Chile
3.750%, 01/15/2031 (D)	201	227
3.150%, 01/14/2030 (D)	455	496
Nutrition & Biosciences
1.832%, 10/15/2027 (D)	232	239
Suzano Austria GmbH
3.750%, 01/15/2031	173	183

		8,257

Real Estate – 0.0%
Host Hotels & Resorts
3.750%, 10/15/2023	16	17
Rexford Industrial Realty
2.125%, 12/01/2030	266	266

		283

Utilities – 0.5%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (D)	304	329
Enel Chile
4.875%, 06/12/2028	650	765
Israel Electric
5.000%, 11/12/2024 (D)	792	894
Kentucky Utilities
3.300%, 06/01/2050	382	433

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NextEra Energy Capital Holdings
2.750%, 05/01/2025	$170	$184
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048	230	300
Star Energy Geothermal Darajat II
4.850%, 10/14/2038 (D)	340	379
Terraform Global Operating
6.125%, 03/01/2026 (D)	74	75

		3,359

Total Corporate Obligations (Cost $105,506) ($ Thousands)		112,828

MORTGAGE-BACKED SECURITIES – 9.5%

Agency Mortgage-Backed Obligations – 0.9%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
5.991%, 06/15/2047 (G)	1,838	422
FHLMC CMO, Ser 2017-4727, Cl SA, IO
6.041%, 11/15/2047 (G)	1,474	301
FHLMC CMO, Ser 2020-4976, Cl MI, IO
4.500%, 05/25/2050	3,431	547
FHLMC CMO, Ser 2020-4981, Cl HS, IO
5.952%, 06/25/2050 (G)	4,758	900
FHLMC CMO, Ser 2020-5015, Cl BI, IO
4.000%, 09/25/2050	2,608	424
FHLMC CMO, Ser 2020-5018, Cl EI, IO
4.000%, 10/25/2050	2,164	303
FNMA CMO, Ser 2011-131, Cl ST, IO
6.392%, 12/25/2041 (G)	923	222
FNMA CMO, Ser 2014-17, Cl SA, IO
5.902%, 04/25/2044 (G)	2,285	577
FNMA CMO, Ser 2014-78, Cl SE, IO
5.952%, 12/25/2044 (G)	1,492	266
FNMA CMO, Ser 2016-77, Cl DS, IO
5.852%, 10/25/2046 (G)	1,494	303
FNMA CMO, Ser 2017-62, Cl AS, IO
6.002%, 08/25/2047 (G)	1,773	336
FNMA CMO, Ser 2017-81, Cl SA, IO
6.052%, 10/25/2047 (G)	1,838	413
FNMA CMO, Ser 2017-97, Cl LS, IO
6.052%, 12/25/2047 (G)	2,028	504
FNMA CMO, Ser 2020-26, Cl GS, IO
5.852%, 05/25/2050 (G)	2,443	430
FNMA CMO, Ser 2020-89, Cl KI, IO
4.000%, 12/25/2050	5,464	854
GNMA CMO, Ser 2017-122, Cl SA, IO
6.048%, 08/20/2047 (G)	1,272	256

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2017-134, Cl SE, IO
6.048%, 09/20/2047 (G)	$1,251	$215

		7,273

Non-Agency Mortgage-Backed Obligations – 8.6%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	69	62
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	313	250
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	230	169
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	148	137
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
1.159%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2035 (D)	1,000	969
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.534%, 03/10/2037 (D)(G)	365	327
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
1.159%, VAR ICE LIBOR USD 1 Month+1.000%, 11/15/2033 (D)	1,610	1,540
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
2.299%, VAR ICE LIBOR USD 1 Month+2.140%, 10/15/2037 (D)	744	744
Bellemeade Re, Ser 2018-3A, Cl M1B
1.998%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2028 (D)	311	310
Bellemeade Re, Ser 2019-1A, Cl M1B
1.898%, VAR ICE LIBOR USD 1 Month+1.750%, 03/25/2029 (D)	675	675
Bellemeade Re, Ser 2019-2A, Cl M1C
2.148%, VAR ICE LIBOR USD 1 Month+2.000%, 04/25/2029 (D)	481	483
Bellemeade Re, Ser 2019-3A, Cl M1C
2.098%, VAR ICE LIBOR USD 1 Month+1.950%, 07/25/2029 (D)	340	339
Bellemeade Re, Ser 2019-3A, Cl M1B
1.748%, VAR ICE LIBOR USD 1 Month+1.600%, 07/25/2029 (D)	466	466
Bellemeade Re, Ser 2019-4A, Cl M1B
2.148%, VAR ICE LIBOR USD 1 Month+2.000%, 10/25/2029 (D)	675	672
Bellemeade Re, Ser 2020-2A, Cl M1B
3.348%, VAR ICE LIBOR USD 1 Month+3.200%, 08/26/2030 (D)	403	407

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bellemeade Re, Ser 2020-3A, Cl M1B
2.998%, VAR ICE LIBOR USD 1 Month+2.850%, 10/25/2030 (D)	$266	$267
Bellemeade Re, Ser 2020-4A, Cl M2A
2.750%, VAR ICE LIBOR USD 1 Month+2.600%, 06/25/2030 (D)	320	320
BHMS, Ser 2018-ATLS, Cl A
1.409%, VAR ICE LIBOR USD 1 Month+1.250%, 07/15/2035 (D)	774	753
BX Trust, Ser 2018-EXCL, Cl A
1.247%, VAR ICE LIBOR USD 1 Month+1.088%, 09/15/2037 (D)	867	800
CCUBS Commercial Mortgage Trust, Ser 2017-C1, Cl A4
3.544%, 11/15/2050 (G)	1,115	1,276
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	670	728
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (D)	915	960
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	110	79
Chase Mortgage Reference Notes, Ser 2019- CL1, Cl M3
2.248%, VAR ICE LIBOR USD 1 Month+2.100%, 04/25/2047 (D)	186	188
CHL Mortgage Pass-Through Trust, Ser 2006- 10, Cl 1A8
6.000%, 05/25/2036	159	118
CHL Mortgage Pass-Through Trust, Ser 2006- 13, Cl 1A19
6.250%, 09/25/2036	73	48
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.418%, 04/10/2046 (D)(G)	343	343
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	980	1,062
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/2048	435	492
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	540	607
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl AS
3.789%, 09/15/2050 (G)	411	467
CLNY Trust, Ser 2019-IKPR, Cl D
2.184%, VAR ICE LIBOR USD 1 Month+2.025%, 11/15/2038 (D)	680	615

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.792%, 07/10/2046 (D)(G)	$740	$609
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	870	942
COMM Mortgage Trust, Ser 2015-3BP, Cl A
3.178%, 02/10/2035 (D)	200	216
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%, 08/10/2048	545	612
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	250	274
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (D)	125	124
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
2.548%, VAR ICE LIBOR USD 1 Month+2.400%, 04/25/2031 (D)	280	280
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
2.448%, VAR ICE LIBOR USD 1 Month+2.300%, 08/25/2031 (D)	180	180
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
2.298%, VAR ICE LIBOR USD 1 Month+2.150%, 09/25/2031 (D)	99	99
Connecticut Avenue Securities Trust, Ser 2019-R04, Cl 2M2
2.248%, VAR ICE LIBOR USD 1 Month+2.100%, 06/25/2039 (D)	305	304
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1M2
2.148%, VAR ICE LIBOR USD 1 Month+2.000%, 07/25/2039 (D)	169	169
Connecticut Avenue Securities Trust, Ser 2019-R06, Cl 2M2
2.248%, VAR ICE LIBOR USD 1 Month+2.100%, 09/25/2039 (D)	410	409
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
2.248%, VAR ICE LIBOR USD 1 Month+2.100%, 10/25/2039 (D)	746	743
Connecticut Avenue Securities Trust, Ser 2020-R02, Cl 2M2
2.148%, VAR ICE LIBOR USD 1 Month+2.000%, 01/25/2040 (D)	457	454
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl A4
3.504%, 06/15/2057	436	480
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	1,090	1,229

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
1.182%, VAR ICE LIBOR USD 1 Month+1.030%, 12/19/2030 (D)	$761	$751
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.528%, VAR ICE LIBOR USD 1 Month+0.380%, 12/25/2036	403	204
Eagle RE, Ser 2020-1, Cl M1A
1.048%, VAR ICE LIBOR USD 1 Month+0.900%, 01/25/2030 (D)	790	787
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl M2
1.848%, VAR ICE LIBOR USD 1 Month+1.700%, 01/25/2050 (D)	670	665
FHLMC STACR Remic Trust, Ser 2020-DNA5, Cl M2
2.882%, VAR SOFR30A+2.800%, 10/25/2050 (D)	740	749
FHLMC STACR Trust, Ser 2019-DNA3, Cl M2
2.198%, VAR ICE LIBOR USD 1 Month+2.050%, 07/25/2049 (D)	52	51
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
2.098%, VAR ICE LIBOR USD 1 Month+1.950%, 10/25/2049 (D)	563	562
FHLMC STACR Trust, Ser 2019-FTR2, Cl M2
2.298%, VAR ICE LIBOR USD 1 Month+2.150%, 11/25/2048 (D)	363	359
FHLMC STACR Trust, Ser 2019-HQA3, Cl M2
1.998%, VAR ICE LIBOR USD 1 Month+1.850%, 09/25/2049 (D)	319	315
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, Cl M2
2.648%, VAR ICE LIBOR USD 1 Month+2.500%, 03/25/2030	450	456
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M2
3.698%, VAR ICE LIBOR USD 1 Month+3.550%, 08/25/2029	639	656
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M2
2.798%, VAR ICE LIBOR USD 1 Month+2.650%, 12/25/2029	232	234
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M2B
2.798%, VAR ICE LIBOR USD 1 Month+2.650%, 12/25/2029	649	641
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA3, Cl M2
2.498%, VAR ICE LIBOR USD 1 Month+2.350%, 04/25/2030	690	700

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	$155	$107
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
4.448%, VAR ICE LIBOR USD 1 Month+4.300%, 02/25/2025	289	294
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
4.148%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	382	389
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
4.148%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	123	125
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
5.148%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	259	263
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.148%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	384	394
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
5.848%, VAR ICE LIBOR USD 1 Month+5.700%, 04/25/2028	144	154
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
4.598%, VAR ICE LIBOR USD 1 Month+4.450%, 01/25/2029	477	496
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M2
4.398%, VAR ICE LIBOR USD 1 Month+4.250%, 04/25/2029	182	190
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
4.498%, VAR ICE LIBOR USD 1 Month+4.350%, 05/25/2029	160	166
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M2
3.698%, VAR ICE LIBOR USD 1 Month+3.550%, 07/25/2029	485	499
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M2C
3.798%, VAR ICE LIBOR USD 1 Month+3.650%, 09/25/2029	719	718
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M2
2.998%, VAR ICE LIBOR USD 1 Month+2.850%, 11/25/2029	602	605

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA TBA
1.500%, 01/14/2150	$4,410	$4,456
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.388%, 08/10/2044 (D)(G)	80	69
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
4.989%, 01/10/2047 (D)(G)	679	202
GS Mortgage Securities Trust, Ser 2014- GC22, Cl A5
3.862%, 06/10/2047	789	866
GS Mortgage Securities Trust, Ser 2018-GS9, Cl A4
3.992%, 03/10/2051 (G)	1,350	1,581
GS Mortgage Securities Trust, Ser 2019- BOCA, Cl A
1.359%, VAR ICE LIBOR USD 1 Month+1.200%, 06/15/2038 (D)	331	329
GS Mortgage Securities Trust, Ser 2019-SMP, Cl A
1.309%, VAR ICE LIBOR USD 1 Month+1.150%, 08/15/2032 (D)	450	447
Home RE, Ser 2020-1, Cl M1B
3.398%, VAR ICE LIBOR USD 1 Month+3.250%, 10/25/2030 (D)	620	630
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.648%, VAR ICE LIBOR USD 1 Month+0.500%, 03/25/2035	100	89
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	925	1,015
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.830%, 09/15/2047 (G)	17,783	452
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	540	610
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	1,092	1,225
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl XA, IO
1.055%, 09/15/2050 (G)	6,643	330
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	900	983
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl EFL
2.003%, VAR ICE LIBOR USD 1 Month+1.850%, 01/16/2037 (D)	67	62

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.492%, 09/15/2039 (G)	$212	$122
LSTAR Commercial Mortgage Trust, Ser 2016- 4, Cl A2
2.579%, 03/10/2049 (D)	861	879
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A5
3.892%, 06/15/2047	920	1,001
Morgan Stanley Capital I Trust, Ser 2011-C1, Cl D
5.563%, 09/15/2047 (D)(G)	100	100
Morgan Stanley Capital I Trust, Ser 2015- XLF2, Cl SNMA
2.109%, VAR ICE LIBOR USD 1 Month+1.950%, 11/15/2026 (D)	204	175
Morgan Stanley Capital I Trust, Ser 2016- UB12, Cl A4
3.596%, 12/15/2049	835	940
Mortgage Insurance-Linked Notes, Ser 2019- 1, Cl M1
2.048%, VAR ICE LIBOR USD 1 Month+1.900%, 11/26/2029 (D)	553	552
Natixis Commercial Mortgage Securities Trust, Ser 2018-850T, Cl A
0.942%, VAR ICE LIBOR USD 1 Month+0.784%, 07/15/2033 (D)	910	903
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
1.659%, VAR ICE LIBOR USD 1 Month+1.500%, 07/15/2036 (D)	313	312
Oaktown Re V, Ser 2020-2A, Cl M1B
3.748%, VAR ICE LIBOR USD 1 Month+3.600%, 10/25/2030 (D)	1,107	1,117
PMT Credit Risk Transfer Trust, Ser 2019-1R, Cl A
2.145%, VAR ICE LIBOR USD 1 Month+2.000%, 03/27/2024 (D)	178	164
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
2.895%, VAR ICE LIBOR USD 1 Month+2.750%, 05/27/2023 (D)	337	324
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
2.845%, VAR ICE LIBOR USD 1 Month+2.700%, 10/27/2022 (D)	114	113
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
2.495%, VAR ICE LIBOR USD 1 Month+2.350%, 02/27/2023 (D)	382	374

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Radnor RE, Ser 2019-1, Cl M1B
2.098%, VAR ICE LIBOR USD 1 Month+1.950%, 02/25/2029 (D)	$423	$424
Radnor RE, Ser 2019-2, Cl M1B
1.898%, VAR ICE LIBOR USD 1 Month+1.750%, 06/25/2029 (D)	486	484
Radnor RE, Ser 2020-1, Cl M1A
1.098%, VAR ICE LIBOR USD 1 Month+0.950%, 02/25/2030 (D)	289	288
Radnor RE, Ser 2020-2, Cl M1C
4.748%, VAR ICE LIBOR USD 1 Month+4.600%, 10/25/2030 (D)	446	454
STACR Trust, Ser 2018-DNA3, Cl M2
2.248%, VAR ICE LIBOR USD 1 Month+2.100%, 09/25/2048 (D)	295	291
Starwood Retail Property Trust, Ser 2014- STAR, Cl A
1.629%, VAR ICE LIBOR USD 1 Month+1.470%, 11/15/2027 (D)	1,611	1,063
Traingle Re, Ser 2020-1, Cl M1B
4.048%, VAR ICE LIBOR USD 1 Month+3.900%, 10/25/2030 (D)	1,274	1,283
UBS Commercial Mortgage Trust, Ser 2018- C10, Cl A4
4.313%, 05/15/2051	1,155	1,356
UBS Commercial Mortgage Trust, Ser 2018- C8, Cl A4
3.983%, 02/15/2051	900	1,046
UBS Commercial Mortgage Trust, Ser 2018- C9, Cl A4
4.117%, 03/15/2051 (G)	1,410	1,652
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	596	618
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.462%, 09/15/2048 (G)	794	697
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl A4
3.789%, 09/15/2048	483	537
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl XA, IO
1.927%, 07/15/2048 (G)	3,769	300
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.315%, 11/15/2049 (G)	925	914
Wells Fargo Commercial Mortgage Trust, Ser 2018-C48, Cl A5
4.302%, 01/15/2052	106	127

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
5.648%, VAR ICE LIBOR USD 1 Month+5.500%, 11/25/2025 (D)	$83	$67
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
5.398%, VAR ICE LIBOR USD 1 Month+5.250%, 11/25/2025 (D)	311	246

		67,596

Total Mortgage-Backed Securities (Cost $73,782) ($ Thousands)		74,869

U.S. GOVERNMENT AGENCY OBLIGATIONS – 6.8%
FFCB
0.510%, VAR US Treasury 3 Month Bill Money Market Yield+0.420%, 11/07/2022	1,200	1,208
0.460%, VAR United States Secured Overnight Financing Rate+0.380%, 05/08/2023	7,400	7,449
0.390%, VAR United States Secured Overnight Financing Rate+0.310%, 11/07/2022	2,500	2,511
0.360%, VAR US Treasury 3 Month Bill Money Market Yield+0.270%, 05/16/2022	3,000	3,009
0.340%, 12/02/2022	400	400
0.215%, VAR United States Secured Overnight Financing Rate+0.135%, 11/06/2023	2,000	2,001
0.170%, VAR United States Secured Overnight Financing Rate+0.090%, 09/23/2022	500	500
FHLB DN
0.110%, 03/03/2021 (B)	1,300	1,300
0.090%, 06/18/2009 (B)	2,000	1,999
FHLMC
0.600%, 07/29/2024	1,000	1,000
0.450%, 05/26/2023	1,000	1,001
0.450%, 07/28/2023	2,000	2,000
0.375%, 05/05/2023	1,000	1,005
0.375%, 07/21/2025	1,400	1,401
0.350%, 01/27/2023	1,200	1,202

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLMC MTN
0.270%, VAR United States Secured Overnight Financing Rate+0.190%, 06/02/2022	$1,000	$1,002
0.230%, VAR United States Secured Overnight Financing Rate+0.150%, 03/04/2022	2,000	2,003
0.225%, VAR United States Secured Overnight Financing Rate+0.145%, 12/09/2021	1,500	1,502
0.210%, VAR United States Secured Overnight Financing Rate+0.130%, 08/05/2022	2,600	2,602
FNMA
0.625%, 04/22/2025	1,300	1,315
0.500%, 06/17/2025	1,500	1,508
0.500%, VAR United States Secured Overnight Financing Rate+0.390%, 04/15/2022	2,100	2,109
0.470%, VAR United States Secured Overnight Financing Rate+0.360%, 01/20/2022	2,300	2,308
0.430%, VAR United States Secured Overnight Financing Rate+0.350%, 04/07/2022	3,800	3,815
0.400%, VAR United States Secured Overnight Financing Rate+0.320%, 10/22/2021	1,800	1,805
0.380%, VAR United States Secured Overnight Financing Rate+0.300%, 01/27/2022	1,700	1,705
0.375%, 06/14/2024	700	701
0.250%, 05/22/2023	1,500	1,504
0.250%, 07/10/2023	1,100	1,103
0.250%, 11/27/2023	100	100
0.190%, VAR United States Secured Overnight Financing Rate+0.110%, 03/04/2022	1,000	1,001

Total U.S. Government Agency Obligations (Cost $53,898) ($ Thousands)		54,069

SOVEREIGN DEBT – 2.4%
Abu Dhabi Government International Bond
MTN
3.875%, 04/16/2050 (D)	418	509
2.500%, 04/16/2025 (D)	477	510
1.700%, 03/02/2031 (D)	616	616
Canadian Government Real Return Bond
0.500%, 12/01/2050	CAD 3,375	3,293

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Colombia Government International Bond
3.125%, 04/15/2031		$225	$239
Dominican Republic International Bond
4.875%, 09/23/2032 (D)		923	1,022
Egypt Government International Bond MTN
6.125%, 01/31/2022 (D)		291	304
Financiera de Desarrollo
2.400%, 09/28/2027 (D)		1,068	1,082
GE Capital European Funding Unlimited MTN
4.625%, 02/22/2027	EUR	150	229
Israel Government International Bond
3.875%, 07/03/2050		$503	604
Japanese Government CPI Linked Bond
0.100%, 03/10/2027	JPY	477,369	4,640
Malaysia Government International Bond
3.882%, 03/10/2022	MYR	4,695	1,195
Mexico Government International Bond
3.900%, 04/27/2025		$563	631
Qatar Government International Bond
3.400%, 04/16/2025 (D)		298	328
Saudi Government International Bond MTN
2.900%, 10/22/2025 (D)		544	586
South Africa Government International Bond
8.000%, 01/31/2030	ZAR	32,200	2,091
UBS Group
7.125%, VAR USSW5YF+5.883%, 08/10/2168		$606	623
Uruguay Government International Bond
4.375%, 01/23/2031		187	229

Total Sovereign Debt (Cost $17,283) ($ Thousands)			18,731

ASSET-BACKED SECURITIES – 2.3%

Automotive – 0.9%
Avis Budget Rental Car Funding AESOP, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (D)		646	650
Avis Budget Rental Car Funding AESOP, Ser 2018-1A, Cl A
3.700%, 09/20/2024 (D)		930	980
Avis Budget Rental Car Funding AESOP, Ser 2018-2A, Cl A
4.000%, 03/20/2025 (D)		1,080	1,170
Exeter Automobile Receivables Trust, Ser 2019-3A, Cl B
2.580%, 08/15/2023 (D)		899	904
First Investors Auto Owner Trust, Ser 2020- 1A, Cl A
1.490%, 01/15/2025 (D)		377	379

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (D)	$545	$554
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (D)	450	457
Flagship Credit Auto Trust, Ser 2018-3, Cl B
3.590%, 12/16/2024 (D)	925	941
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (D)	300	300
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (D)	107	107
Hertz Vehicle Financing II, Ser 2019-1A, Cl A
3.710%, 03/25/2023 (D)	122	122
Hertz Vehicle Financing II, Ser 2019-2A, Cl A
3.420%, 05/25/2025 (D)	205	206

		6,770

Credit Cards – 0.4%
World Financial Network Credit Card Master Trust, Ser 2018-A, Cl A
3.070%, 12/16/2024	1,405	1,409
World Financial Network Credit Card Master Trust, Ser 2018-B, Cl M
3.810%, 07/15/2025	710	718
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl M
3.040%, 04/15/2026	770	794

		2,921

Other Asset-Backed Securities – 1.0%
Affirm Asset Securitization Trust, Ser 2020-A, Cl A
2.100%, 02/18/2025 (D)	552	555
Dryden 77 CLO, Ser 2020-77A, Cl A
2.224%, VAR ICE LIBOR USD 3 Month+2.000%, 05/20/2031 (D)	500	501
Dryden 78 CLO, Ser 2020-78A, Cl C
2.168%, VAR ICE LIBOR USD 3 Month+1.950%, 04/17/2033 (D)	620	610
Dryden 78 CLO, Ser 2020-78A, Cl D
3.218%, VAR ICE LIBOR USD 3 Month+3.000%, 04/17/2033 (D)	320	317
Elevation CLO, Ser 2020-11A, Cl C
2.437%, VAR ICE LIBOR USD 3 Month+2.200%, 04/15/2033 (D)	550	537
Goldentree Loan Management US CLO 7, Ser 2020-7A, Cl A
2.118%, VAR ICE LIBOR USD 3 Month+1.900%, 04/20/2031 (D)	755	756
Hardee’s Funding, Ser 2018-1A, Cl A23
5.710%, 06/20/2048 (D)	391	425
Hardee’s Funding, Ser 2020-1A, Cl A2
3.981%, 12/20/2050 (D)	272	279

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
HFX, Ser 2017-1A
3.647%, 03/15/2035	$830	$865
Kayne CLO 7, Ser 2020-7A, Cl C
2.218%, VAR ICE LIBOR USD 3 Month+2.000%, 04/17/2033 (D)	280	274
Magnetite XXVI, Ser 2020-26A, Cl A
1.987%, VAR ICE LIBOR USD 3 Month+1.750%, 07/15/2030 (D)	1,042	1,044
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (D)	38	39
Marlette Funding Trust, Ser 2020-1A, Cl A
2.240%, 03/15/2030 (D)	97	98
OCP CLO, Ser 2020-18A, Cl A
2.018%, VAR ICE LIBOR USD 3 Month+1.800%, 04/20/2030 (D)	758	759
Prosper Marketplace Issuance Trust, Ser 2019-3A, Cl A
3.190%, 07/15/2025 (D)	61	61
SoFi Consumer Loan Program, Ser 2017-5, Cl A2
2.780%, 09/25/2026 (D)	193	194
SoFi Consumer Loan Program, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (D)	157	157
SoFi Consumer Loan Program, Ser 2018-3, Cl A2
3.670%, 08/25/2027 (D)	207	208
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030 (D)	458	461
Voya CLO, Ser 2020-1A, Cl DR
3.087%, VAR ICE LIBOR USD 3 Month+2.850%, 04/15/2031 (D)	250	243

		8,383

Total Asset-Backed Securities (Cost $17,897) ($ Thousands)		18,074

MUNICIPAL BONDS – 0.3%

California – 0.1%
California State, GO
5.700%, 11/01/2021	645	674

New York – 0.1%
City of New York, Ser D, GO
1.923%, 08/01/2031	535	546
Port Authority of New York & New Jersey,
Ser AAA, RB
1.086%, 07/01/2023	515	523

		1,069

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

West Virginia – 0.1%
Tobacco Settlement Finance Authority, RB Callable 12/01/2030 @ 100
3.000%, 06/01/2035	$600	$604

Total Municipal Bonds (Cost $2,322) ($ Thousands)		2,347

	Shares

FOREIGN COMMON STOCK – 0.0%

United Kingdom – 0.0%
Cushman & Wakefield PLC *‡	4,838	72
LivaNova PLC *	457	30

Total Foreign Common Stock (Cost $94) ($ Thousands)		102

	Number of Warrants

WARRANT – 0.0%
Occidental Petroleum, Expires 08/06/2027
Strike Price *	6,651	45

Total Warrant (Cost $–) ($ Thousands)		45

	Number of Rights

RIGHTS – 0.0%
Celgene Corp CVR *‡‡	8,207	6

Total Rights (Cost $17) ($ Thousands)		6

Total Investments in Securities – 128.8% (Cost $933,524) ($ Thousands)		$1,017,986

	Shares

COMMON STOCK SOLD SHORT – (13.3)%

Communication Services – (0.6)%
Altice USA Inc, Cl A *	(3,800)	(144)
Cable One Inc	(100)	(223)
Cardlytics Inc *	(100)	(14)
Charter Communications Inc, Cl A *	(1,474)	(975)
Comcast Corp, Cl A	(45,889)	(2,405)
DISH Network Corp, Cl A *	(2,048)	(66)
Interpublic Group of Cos Inc/The	(2,765)	(65)
Liberty Broadband Corp, Cl A *	(358)	(56)
Liberty Broadband Corp, Cl C *	(1,275)	(202)
New York Times Co/The, Cl A	(2,500)	(129)
News Corp, Cl A	(5,900)	(106)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
News Corp, Cl B	(768)	$(14)
Nexstar Media Group Inc, Cl A	(154)	(17)
Omnicom Group Inc	(741)	(46)
Sirius XM Holdings Inc	(14,800)	(94)
ViacomCBS Inc, Cl B	(5,920)	(221)

		(4,777)

Consumer Discretionary – (8.9)%
Acushnet Holdings Corp	(600)	(24)
Adient PLC *	(6,218)	(217)
Adtalem Global Education Inc *	(347)	(12)
Advance Auto Parts Inc	(429)	(68)
Amazon.com Inc, Cl A *	(1,762)	(5,739)
American Axle & Manufacturing Holdings Inc *	(7,357)	(61)
Aptiv PLC	(14,062)	(1,832)
Aramark	(4,948)	(190)
AutoZone Inc *	(146)	(173)
Best Buy Co Inc	(2,299)	(229)
Bloomin’ Brands Inc	(3,700)	(72)
Booking Holdings Inc *	(395)	(880)
BorgWarner Inc	(12,563)	(485)
Boyd Gaming Corp	(2,381)	(102)
Bright Horizons Family Solutions Inc *	(1,590)	(275)
Brinker International Inc	(941)	(53)
Brunswick Corp/DE	(3,577)	(273)
Burlington Stores Inc *	(663)	(173)
Caesars Entertainment *	(3,499)	(260)
Callaway Golf Co	(5,133)	(123)
Capri Holdings Ltd *	(5,056)	(212)
CarMax Inc *	(1,617)	(153)
Carnival Corp	(12,271)	(266)
Carter’s Inc	(1,251)	(118)
Carvana Co, Cl A *	(512)	(123)
Cavco Industries Inc *	(56)	(10)
Century Communities Inc *	(1,141)	(50)
Chegg Inc *	(2,100)	(190)
Chipotle Mexican Grill Inc, Cl A *	(649)	(900)
Choice Hotels International Inc	(998)	(107)
Churchill Downs Inc	(1,100)	(214)
Cooper Tire & Rubber Co	(4,708)	(191)
Cooper-Standard Holdings Inc *	(900)	(31)
Crocs Inc *	(2,514)	(158)
Dana Inc	(10,623)	(207)
Darden Restaurants Inc	(3,460)	(412)
Deckers Outdoor Corp *	(1,234)	(354)
Dollar General Corp	(2,188)	(460)
Dollar Tree Inc *	(1,664)	(180)
Domino’s Pizza Inc	(899)	(345)
Dorman Products Inc *	(2,352)	(204)
DR Horton Inc	(11,359)	(783)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
eBay Inc	(6,445)	$(324)
Etsy Inc *	(800)	(142)
Expedia Group Inc	(1,067)	(141)
Five Below Inc *	(200)	(35)
Floor & Decor Holdings Inc, Cl A *	(1,000)	(93)
Foot Locker Inc, Cl A	(1,200)	(49)
Ford Motor Co	(208,192)	(1,830)
Fox Factory Holding Corp *	(1,822)	(193)
frontdoor Inc *	(200)	(10)
Gap Inc/The	(1,900)	(38)
Garmin Ltd	(5,799)	(694)
General Motors Co	(69,874)	(2,910)
Gentex Corp	(18,588)	(631)
Gentherm Inc *	(3,300)	(215)
Genuine Parts Co	(2,435)	(245)
G-III Apparel Group *	(2,200)	(52)
Goodyear Tire & Rubber Co/The	(18,430)	(201)
GoPro Inc, Cl A *	(1,939)	(16)
Grand Canyon Education Inc *	(455)	(42)
Grubhub Inc *	(332)	(25)
H&R Block Inc	(800)	(13)
Hanesbrands Inc	(12,191)	(178)
Harley-Davidson Inc, Cl A	(7,777)	(285)
Hasbro Inc	(4,110)	(384)
Helen of Troy Ltd *	(1,064)	(236)
Hilton Grand Vacations Inc *	(1,700)	(53)
Hilton Worldwide Holdings Inc	(7,211)	(802)
Home Depot Inc/The	(8,669)	(2,303)
Installed Building Products Inc *	(878)	(89)
iRobot *	(1,047)	(84)
Jack in the Box Inc	(613)	(57)
Johnson Outdoors Inc, Cl A	(205)	(23)
KB Home	(4,435)	(149)
Kohl’s Corp	(1,400)	(57)
Kontoor Brands Inc	(1,900)	(77)
L Brands Inc	(1,681)	(63)
Las Vegas Sands Corp	(8,859)	(528)
Laureate Education Inc, Cl A *	(900)	(13)
La-Z-Boy Inc, Cl Z	(377)	(15)
LCI Industries	(1,812)	(235)
Lear Corp	(4,364)	(694)
Leggett & Platt Inc	(4,876)	(216)
Lennar Corp, Cl A	(9,301)	(709)
Lennar Corp, Cl B	(600)	(37)
LGI Homes Inc *	(972)	(103)
Lithia Motors Inc, Cl A	(200)	(59)
LKQ Corp *	(4,905)	(173)
Lowe’s Cos Inc	(6,196)	(995)
Lululemon Athletica Inc *	(3,529)	(1,228)
M/I Homes Inc *	(1,638)	(73)
Magnite *	(500)	(15)
Malibu Boats Inc, Cl A *	(1,000)	(62)

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Marriott International Inc/MD, Cl A	(6,541)	$(863)
Marriott Vacations Worldwide	(1,070)	(147)
Mattel Inc *	(10,669)	(186)
McDonald’s Corp	(17,374)	(3,728)
MDC Holdings Inc	(2,394)	(116)
Meritage Homes Corp *	(1,303)	(108)
MGM Resorts International	(11,487)	(362)
Mohawk Industries Inc *	(1,666)	(235)
Motorcar Parts of America Inc *	(3,229)	(63)
Murphy USA Inc	(100)	(13)
Nautilus Inc *	(300)	(5)
Newell Brands Inc, Cl B	(15,837)	(336)
NIKE Inc, Cl B	(38,511)	(5,448)
Norwegian Cruise Line Holdings Ltd *	(7,638)	(194)
NVR Inc *	(127)	(518)
Ollie’s Bargain Outlet Holdings Inc *	(522)	(43)
O’Reilly Automotive Inc *	(562)	(254)
Papa John’s International Inc, Cl A	(938)	(80)
Peloton Interactive Inc, Cl A *	(2,461)	(373)
Penn National Gaming Inc *	(3,539)	(306)
Perdoceo Education Corp *	(666)	(8)
Planet Fitness Inc, Cl A *	(1,899)	(147)
Polaris Inc	(2,313)	(220)
Pool Corp	(450)	(168)
PulteGroup Inc	(10,036)	(433)
Purple Innovation Inc, Cl A *	(300)	(10)
PVH Corp	(2,263)	(212)
Qurate Retail Inc	(1,700)	(19)
Ralph Lauren Corp, Cl A	(1,250)	(130)
RH *	(200)	(89)
Ross Stores Inc	(2,867)	(352)
Royal Caribbean Cruises Ltd	(4,253)	(318)
Scientific Games Corp, Cl A *	(1,162)	(48)
Service Corp International/US	(5,226)	(257)
Shake Shack Inc, Cl A *	(900)	(76)
Six Flags Entertainment Corp	(606)	(21)
Skechers USA Inc, Cl A *	(4,608)	(166)
Skyline Champion Corp *	(2,150)	(67)
Smith & Wesson Brands Inc	(2,099)	(37)
Sonos Inc *	(2,596)	(61)
Stamps.com Inc *	(100)	(20)
Standard Motor Products Inc	(3,895)	(158)
Starbucks Corp	(27,205)	(2,910)
Steven Madden Ltd	(2,300)	(81)
Stoneridge Inc *	(1,430)	(43)
Strategic Education Inc	(360)	(34)
Stride *	(1,700)	(36)
Sturm Ruger & Co Inc	(399)	(26)
Tapestry Inc	(10,226)	(318)
Target Corp, Cl A	(4,523)	(798)
Taylor Morrison Home Corp, Cl A *	(5,241)	(134)
Tempur Sealy International Inc *	(8,444)	(228)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Tenneco Inc, Cl A *	(2,537)	$(27)
Terminix Global Holdings *	(2,743)	(140)
Tesla Inc *	(9,705)	(6,849)
Texas Roadhouse Inc, Cl A	(1,128)	(88)
Thor Industries Inc	(3,125)	(291)
Tiffany & Co	(1,070)	(141)
TJX Cos Inc/The	(9,575)	(654)
Toll Brothers Inc	(4,749)	(206)
TopBuild Corp *	(1,182)	(218)
Tractor Supply Co	(817)	(115)
TRI Pointe Group Inc *	(6,220)	(107)
Tupperware Brands Corp *	(1,600)	(52)
Ulta Beauty Inc *	(388)	(111)
Under Armour Inc, Cl A *	(6,425)	(110)
Under Armour Inc, Cl C *	(6,179)	(92)
Vail Resorts Inc	(947)	(264)
VF Corp	(10,842)	(926)
Vista Outdoor Inc *	(2,140)	(51)
Visteon Corp *	(2,022)	(254)
Wayfair Inc, Cl A *	(376)	(85)
Wendy’s Co/The	(3,428)	(75)
Whirlpool Corp	(2,365)	(427)
Williams-Sonoma Inc	(829)	(84)
Wingstop Inc, Cl A	(600)	(80)
Winnebago Industries	(2,203)	(132)
Wolverine World Wide Inc	(1,946)	(61)
Workhorse Group Inc *	(4,100)	(81)
WW International Inc *	(1,400)	(34)
Wyndham Destinations Inc	(2,239)	(100)
Wyndham Hotels & Resorts Inc	(2,896)	(172)
Wynn Resorts Ltd	(2,449)	(276)
YETI Holdings Inc *	(2,669)	(183)
Yum China Holdings Inc	(9,382)	(536)
Yum! Brands Inc	(7,698)	(836)

		(69,664)

Information Technology – (2.4)%
Advanced Micro Devices Inc *	(5,422)	(497)
Amphenol Corp, Cl A	(2,342)	(306)
Analog Devices Inc	(1,210)	(179)
Apple Inc	(46,164)	(6,125)
Applied Materials Inc	(5,032)	(434)
Arista Networks Inc *	(444)	(129)
Arrow Electronics Inc, Cl A *	(1,002)	(97)
Broadcom Inc	(1,952)	(855)
CDW Corp/DE	(1,405)	(185)
Ciena Corp *	(1,000)	(53)
Cisco Systems Inc	(22,447)	(1,005)
Cognex Corp	(968)	(78)
Concentrix *	(500)	(49)
Corning Inc, Cl B	(5,402)	(194)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Dell Technologies Inc, Cl C *	(1,524)	$(112)
Enphase Energy Inc *	(729)	(128)
Entegris Inc	(600)	(58)
ePlus Inc *	(200)	(18)
F5 Networks Inc, Cl A *	(397)	(70)
Fabrinet *	(590)	(46)
Hewlett Packard Enterprise Co	(10,554)	(125)
HP Inc	(10,955)	(269)
II-VI Inc *	(982)	(75)
Infinera Corp *	(1,500)	(16)
Inphi Corp *	(300)	(48)
Intel Corp	(19,953)	(994)
Jabil Inc	(1,522)	(65)
Juniper Networks Inc	(591)	(13)
Keysight Technologies Inc *	(1,153)	(152)
KLA Corp	(822)	(213)
Lam Research Corp	(938)	(443)
Lumentum Holdings Inc *	(700)	(66)
Marvell Technology Group Ltd	(3,499)	(166)
Microchip Technology Inc	(1,143)	(158)
Micron Technology Inc *	(6,449)	(485)
MKS Instruments Inc	(476)	(72)
Monolithic Power Systems Inc	(322)	(118)
Motorola Solutions Inc	(1,057)	(180)
NetApp Inc	(2,254)	(149)
Novanta Inc *	(200)	(24)
NVIDIA Corp	(2,973)	(1,552)
ON Semiconductor Corp *	(623)	(20)
PC Connection Inc *	(200)	(9)
Pure Storage Inc, Cl A *	(1,188)	(27)
Qorvo Inc *	(461)	(77)
QUALCOMM Inc	(5,920)	(902)
Quantum *	(1,100)	(7)
Skyworks Solutions Inc	(1,100)	(168)
SolarEdge Technologies Inc *	(207)	(66)
Super Micro Computer Inc *	(2,052)	(65)
SYNNEX Corp	(500)	(41)
Teradyne Inc	(1,129)	(135)
Texas Instruments Inc	(5,107)	(838)
Trimble Inc *	(1,024)	(68)
Ubiquiti Inc	(161)	(45)
Universal Display Corp	(154)	(35)
Western Digital Corp	(2,486)	(138)
Xerox Holdings Corp	(1,149)	(27)
Xilinx Inc	(996)	(141)
Zebra Technologies Corp, Cl A *	(361)	(139)

		(18,949)

Materials – (1.4)%
Air Products and Chemicals Inc	(2,914)	(796)
Albemarle Corp	(1,662)	(245)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Alcoa Corp *	(3,500)	$(81)
Amcor PLC	(22,268)	(262)
Avery Dennison Corp	(1,328)	(206)
Axalta Coating Systems Ltd *	(827)	(24)
Ball Corp	(3,904)	(364)
Berry Global Group Inc *	(2,202)	(124)
Celanese Corp, Cl A	(1,072)	(139)
CF Industries Holdings Inc	(541)	(21)
Chemours Co/The	(2,100)	(52)
Cleveland-Cliffs Inc	(5,000)	(73)
Commercial Metals Co, Cl A	(1,331)	(27)
Corteva Inc	(10,128)	(392)
Crown Holdings Inc *	(1,763)	(177)
Dow Inc	(10,484)	(582)
DuPont de Nemours Inc	(9,864)	(701)
Eastman Chemical Co	(1,491)	(149)
Ecolab Inc	(3,221)	(697)
Element Solutions Inc	(900)	(16)
FMC Corp	(1,933)	(222)
Freeport-McMoRan Inc, Cl B	(15,097)	(393)
Graphic Packaging Holding Co	(2,560)	(43)
Hecla Mining Co	(3,195)	(21)
Huntsman Corp	(1,331)	(33)
International Flavors & Fragrances Inc	(1,682)	(183)
International Paper Co	(5,793)	(288)
Linde PLC	(5,844)	(1,540)
Louisiana-Pacific Corp	(1,126)	(42)
LyondellBasell Industries NV, Cl A	(1,515)	(139)
Martin Marietta Materials Inc, Cl A	(473)	(134)
Mosaic Co/The	(2,839)	(65)
Newmont Corp	(9,515)	(570)
Nucor Corp	(3,565)	(190)
Packaging Corp of America	(1,702)	(235)
PPG Industries Inc	(3,562)	(514)
Reliance Steel & Aluminum Co	(319)	(38)
RPM International Inc	(2,128)	(193)
Scotts Miracle-Gro Co/The, Cl A	(900)	(179)
Sealed Air Corp	(152)	(7)
Sherwin-Williams Co/The, Cl A	(1,014)	(745)
Sonoco Products Co	(512)	(30)
Southern Copper Corp	(1,075)	(70)
Steel Dynamics Inc	(2,754)	(102)
United States Steel Corp	(1,000)	(17)
Vulcan Materials Co	(1,221)	(181)
Westrock Co	(4,454)	(194)

		(11,496)

Total Common Stock Sold Short (Proceeds $78,225) ($ Thousands)		(104,886)

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)

PREFERRED STOCK SOLD SHORT – 0.0%

Consumer Discretionary – 0.0%
Qurate Retail, 8.000%	(51)	$(5)

Total Preferred Stock Sold Short (Proceeds $3) ($ Thousands)		(5)

Total Investments Sold Short – (13.3)% (Proceeds $78,228) ($ Thousands)		$(104,891)

	Contracts

PURCHASED OPTIONS* – 0.2%
Total Purchased Options (H) (Cost $1,020) ($ Thousands)	368	$1,882

WRITTEN OPTIONS* – (0.1)%
Total Written Options (H) (Premiums Received $421) ($ Thousands)	(273)	$(511)

A list of the open exchange traded options contracts held by the Fund at December 31, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands) †	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS – 0.2%

Put Options
March 2021, Natural Gas Future *(A)	60	$67	$25.00	2/20/2021	$4
March 2021, Zinc LME Future*(A)	40	46	2,550.00	3/20/2021	33

		113			37

Call Options
March 2021, Coffee ‘C’ Future*(A)	40	$164	110.00	2/20/2021	$283
July 2021, Corn Future*(A)	75	260	320.00	6/19/2021	604
March 2021, LEAD LME *(A)	90	117	1,950.00	3/20/2021	214
March 2021, Natural Gas Future*(A)	13	28	2.85	2/20/2021	15
March 2021, Soy Bean Future*(A)	50	338	1,020.00	2/20/2021	729

		907			1,845

Total Purchased Options		$1,020			$1,882

WRITTEN OPTIONS – (0.1)%
Put Options
March 2021, Natural Gas Future*(A)	(13)	$(27)	2.65	02/20/21	$(38)
March 2021, Natural Gas Future*(A)	(47)	(173)	2.85	02/20/21	(205)
March 2021, WTI Crude Oil ICE Future*(A)	(60)	(35)	20.00	02/20/21	(2)
March 2021, Zinc LME Future*(A)	(40)	(10)	2,300.00	03/20/21	(6)

		(245)			(251)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)†	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN OPTIONS (continued)

Call Options
March 2021, Coffee ‘C’ Future*(A)	(40)	$(39)	$135.00	02/20/21	$(62)
June 2021, Crude Oil IPE Future*(A)	(18)	(26)	60.00	04/17/21	(18)
March 2021, Soy Bean Future*(A)	(25)	(13)	1,340.00	02/20/21	(48)
July 2021, WTI Crude Oil ICE Future*(A)	(30)	(98)	49.00	06/19/21	(132)

		(176)			(260)

Total Written Options		$(421)			$(511)

† Represents cost.

A list of the open futures contracts held by the Fund at December 31, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brent Crude(A)	178	Feb-2021	$7,589	$9,220	$1,631
Brent Crude(A)	(76)	May-2021	(3,234)	(3,926)	(692)
Brent Crude(A)	56	Apr-2021	2,738	2,900	162
Brent Crude(A)	(17)	Feb-2021	(834)	(881)	(47)
Canadian 10-Year Bond	(96)	Mar-2021	(10,955)	(11,235)	(46)
Coffee C(A)	(40)	Mar-2021	(1,826)	(1,924)	(98)
Coffee C(A)	21	Mar-2021	889	1,010	121
Copper(A)	151	Apr-2021	11,795	13,284	1,489
Corn(A)	120	Mar-2021	2,708	2,904	196
Corn(A)	80	Sep-2021	1,723	1,786	63
Cotton No. 2(A)	44	Mar-2021	1,587	1,719	132
Euro-Buxl	(34)	Mar-2021	(9,249)	(9,370)	(62)
Feeder Cattle(A)	(45)	Mar-2021	(3,181)	(3,155)	26
Gasoline(A)	23	Feb-2021	1,264	1,367	103
Gasoline(A)	(24)	Mar-2021	(1,325)	(1,427)	(102)
Gold(A)	28	May-2021	5,158	5,319	160
Gold(A)	70	Feb-2021	13,035	13,266	231
Heating Oil(A)	19	Feb-2021	1,138	1,185	47
Japanese 10-Year Government Bond E-MINI	(27)	Mar-2021	(3,943)	(3,971)	6
KC HRW Wheat(A)	77	Mar-2021	2,174	2,324	150
Lean Hogs(A)	38	Feb-2021	1,016	1,068	52
Lean Hogs(A)	(91)	Feb-2021	(2,423)	(2,558)	(135)
Lean Hogs(A)	10	Apr-2021	297	289	(8)
Live Cattle(A)	(26)	Mar-2021	(1,176)	(1,196)	(20)
Live Cattle(A)	45	Mar-2021	2,071	2,070	(1)
LME Lead(A)	21	Mar-2021	1,096	1,047	(49)
LME Nickel(A)	5	Jun-2021	520	500	(20)
LME Nickel(A)	25	Mar-2021	2,526	2,491	(35)
LME Primary Aluminum(A)	6	Jun-2021	299	298	(1)
LME Primary Aluminum(A)	20	Mar-2021	1,013	989	(25)
LME Zinc(A)	10	Mar-2021	705	687	(18)
LME Zinc(A)	(9)	Mar-2021	(621)	(619)	2
Long Gilt 10-Year Bond	(107)	Apr-2021	(19,208)	(19,824)	(196)
Low Sulphur Gasoil	(33)	Mar-2021	(1,386)	(1,402)	(16)
Low Sulphur Gasoil	32	Mar-2021	1,324	1,360	36
MSCI EAFE Index	(113)	Mar-2021	(11,911)	(12,039)	(128)
Natural Gas(A)	401	Feb-2021	10,496	10,129	(367)
Natural Gas(A)	(8)	May-2021	(199)	(204)	(5)
Natural Gas(A)	73	Jan-2021	1,924	1,854	(70)
Natural Gas(A)	113	Feb-2022	3,375	3,155	(220)
Natural Gas(A)	(113)	Apr-2022	(2,916)	(2,745)	171

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
NY Harbor ULSD(A)	56	Mar-2021	$3,337	$3,494	$157
NYMEX Cocoa(A)	108	Mar-2021	2,801	2,811	10
Palladium(A)	(6)	Apr-2021	(1,388)	(1,472)	(84)
Red Wheat(A)	26	Mar-2021	743	779	36
S&P 500 Index E-MINI	(127)	Mar-2021	(23,108)	(23,805)	(696)
Silver(A)	45	Apr-2021	5,532	5,943	411
Soybean(A)	43	Nov-2021	2,315	2,390	75
Soybean(A)	62	Mar-2021	3,622	4,064	442
Soybean(A)	33	May-2021	1,591	2,156	565
Soybean Meal(A)	137	Mar-2021	5,105	5,883	778
Soybean Meal(A)	54	Dec-2021	1,948	1,973	25
Soybean Oil(A)	69	Dec-2021	1,509	1,612	103
Soybean Oil(A)	170	Mar-2021	3,911	4,325	414
Sugar No. 11(A)	349	Mar-2021	5,723	6,055	332
U.S. 5-Year Treasury Note	(23)	Apr-2021	(2,895)	(2,902)	(7)
U.S. 10-Year Treasury Note	(98)	Mar-2021	(13,516)	(13,532)	(15)
U.S. Ultra Long Treasury Bond	(37)	Mar-2021	(8,055)	(7,902)	153
Ultra 10-Year U.S. Treasury Note	(53)	Mar-2021	(8,285)	(8,287)	(3)
Wheat(A)	178	Mar-2021	5,384	5,700	317
WTI Crude Oil(A)	223	May-2021	9,456	10,845	1,388
WTI Crude Oil(A)	3	Feb-2021	141	146	5
WTI Crude Oil(A)	(171)	Feb-2021	(8,079)	(8,316)	(237)

			$(8,135)	$(2,295)	$6,586

A list of the open forward foreign currency contracts held by the Fund at December 31, 2020 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/12/21	AUD	4,477	USD	3,204	$(251)
Bank of America	01/22/21	RUB	14,564	USD	197	1
Bank of America	02/25/21	USD	602	MXN	11,969	(4)
Barclays PLC	01/15/21	USD	606	IDR	8,547,480	5
Barclays PLC	01/22/21	RUB	294,283	USD	3,988	19
Barclays PLC	02/18/21	CAD	28,429	USD	22,206	(116)
BNP Paribas	02/04/21	USD	535	ZAR	7,926	2
Brown Brothers Harriman	01/12/21	USD	1,269	AUD	1,720	59
Brown Brothers Harriman	01/15/21	USD	1,749	SEK	14,914	68
Brown Brothers Harriman	01/21/21	GBP	209	USD	277	(9)
Brown Brothers Harriman	01/21/21	USD	367	GBP	275	9
Brown Brothers Harriman	02/04/21	USD	360	ZAR	5,273	(3)
Brown Brothers Harriman	02/18/21	USD	464	CAD	593	2
Brown Brothers Harriman	03/17/21	EUR	151	USD	186	–
Citigroup	01/12/21	USD	3,448	AUD	4,812	266
Citigroup	01/14/21	USD	9,202	KRW	10,467,438	431
Citigroup	02/10/21	USD	36	CNY	237	–
Citigroup	02/26/21	USD	13,381	JPY	1,392,663	119
Goldman Sachs	01/12/21	USD	8,855	AUD	12,564	840
Goldman Sachs	01/22/21	RUB	30,652	USD	400	(13)
HSBC	01/22/21	USD	4,416	RUB	340,528	176
JPMorgan Chase Bank	08/01/07	USD	–	ZAR	10,542,569	–
JPMorgan Chase Bank	01/15/21	SEK	98,158	USD	11,141	(817)
Morgan Stanley	02/02/21	USD	581	BRL	3,048	6

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	01/05/21	USD	596	BRL	3,048	$(9)
Morgan Stanley	01/05/21	BRL	3,048	USD	581	(6)
Morgan Stanley	01/12/21	AUD	25,202	USD	17,991	(1,458)
Morgan Stanley	03/05/21	NZD	5,843	USD	4,166	(41)
Morgan Stanley	03/25/21	MYR	5,106	USD	1,225	(51)
Standard Bank	01/14/21	KRW	10,542,569	USD	9,451	(251)
Standard Bank	02/04/21	USD	770	ZAR	11,389	2
UBS	02/04/21	ZAR	47,349	USD	3,057	(152)
UBS	03/17/21	USD	15,114	EUR	12,373	47

						$(1,129)

A list of open OTC swap agreements held by the Fund at December 31, 2020, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	$245	$29	$17	$12
Citibank	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	257	30	17	13
Citibank	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	258	31	17	13
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(33)	(9)	(4)	(5)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(89)	(24)	(11)	(13)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(9)	(4)	(4)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(7)	(2)	(1)	(1)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(20)	(5)	(3)	(3)
Credit Suisse	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(106)	(28)	(13)	(15)
Credit Suisse	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(3)	(1)	—	—
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(33)	(9)	(4)	(5)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(28)	(7)	(3)	(4)
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(201)	(53)	(25)	(28)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(45)	(12)	(6)	(6)
Goldman Sachs	CMBX.BBB.9	Buy	3.00%	Monthly	09/17/2058	518	61	90	(29)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(435)	(116)	(31)	(85)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(261)	(70)	(16)	(53)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(42)	(11)	(2)	(9)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(1,093)	(291)	(72)	(220)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(227)	(61)	(15)	(46)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(812)	(216)	(49)	(167)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(201)	(54)	(19)	(34)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(5)	(1)	(1)	(1)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(46)	(12)	(5)	(7)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(66)	(18)	(7)	(10)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(93)	(25)	(10)	(15)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(49)	(13)	(5)	(8)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(46)	(12)	(4)	(8)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(93)	(95)	(10)	(85)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(222)	(59)	(23)	(36)
CGG	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(33)	(9)	(4)	(5)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(329)	(88)	(44)	(44)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(113)	(30)	(13)	(17)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(198)	(53)	(32)	(21)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(276)	(74)	(45)	(29)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(188)	(50)	(28)	(22)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(194)	(52)	(16)	(35)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(16)	(4)	(1)	(3)

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	$(32)	$(9)	$(3)	$(6)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(9)	(3)	(5)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(21)	(6)	(2)	(4)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(18)	(5)	(2)	(3)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(60)	(16)	(7)	(9)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(65)	(17)	(7)	(10)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(503)	(134)	(60)	(74)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(175)	(47)	(21)	(25)
JPMorgan Chase	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	184	22	37	(16)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(112)	(30)	(13)	(17)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(30)	(8)	(4)	(4)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,782	211	363	(152)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	553	65	112	(47)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	553	65	112	(46)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	523	62	41	21
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	891	105	178	(73)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	356	42	71	(28)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	346	41	71	(30)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,045	124	76	47
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,045	124	74	50
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,287	152	88	64
Morgan Stanley	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	553	65	114	(48)
Morgan Stanley	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	276	33	54	(21)
Credit Suisse	CMBX-A-.6	Sell	2.00%	Monthly	05/11/2063	(1,305)	(98)	(28)	(69)

							$(686)	$856	$(1,542)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	IBOX.HY	3-Month USD LIBOR	IBOX.HY	Quarterly	06/20/2021	USD	16,070	$(191)	$8	$(199)
Macquarie Bank Limited (A)	MACQUARIE COMMODITY PRODUCT 251E	0.33%	MACQUARIE COMMODITY PRODUCT 251E	Monthly	01/05/2021	USD	(4,064)	(6)	–	(6)
Macquarie Bank Limited (A)	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 9 BPS	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Monthly	01/27/2021	USD	(26,728)	359	–	359
Merrill Lynch (A)	BofA Merrill Lynch Commodity MLBXCS3T Total Return	3-Month U.S. Treasury rate plus 14 BPS	BofA Merrill Lynch Commodity MLBXCS3T Total Return	Monthly	01/05/2021	USD	(7,462)	9	–	9
Merrill Lynch (A)	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 11 BPS	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Monthly	01/27/2021	USD	(23,531)	315	–	315
Merrill Lynch (A)	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 12 BPS	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TOTAL RETURN	Monthly	01/27/2021	USD	(3,327)	40	–	40
Societe Generale (A)	SOCIETE GENERALE COMMODITIES CUSTOM ALPHA 061	0.35%	SOCIETE GENERALE COMMODITIES CUSTOM ALPHA 061	Monthly	01/05/2021	USD	(4,443)	15	–	15
Societe Generale (A)	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 11 BPS	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Monthly	01/27/2021	USD	(14,404)	193	–	193
Societe Generale (A)	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 14 BPS	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TOTAL RETURN	Monthly	01/27/2021	USD	(3,625)	43	–	43

								$777	$8	$769

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2020, are as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NAIG.34.V1	Buy	1.00%	Quarterly	06/20/2025	83,710	$(1,369)	$(277)	$(1,092)
Malaysia	Buy	1.00%	Quarterly	12/20/2025	39,000	(1,221)	(966)	(255)
People’s Republic of China	Buy	1.00%	Quarterly	06/20/2025	21,400	(722)	(453)	(269)

						$(3,312)	$(1,696)	$(1,616)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
-0.0165%	3-MONTH SEK -STIBOR	Annually	08/30/2024	SEK	153,850	$(154)	$–	$(154)
3-MONTH USD - LIBOR	2.631%	Quarterly	11/10/2035	USD	1,190	(246)	–	(246)
3-MONTH USD - LIBOR	1.593%	Quarterly	09/27/2029	USD	2,230	(156)	–	(156)
3-MONTH USD - LIBOR	2.1495%	Quarterly	06/04/2029	USD	4,220	(479)	–	(479)
3-MONTH USD - LIBOR	2.3545	Quarterly	07/12/2027	USD	1,075	(133)	–	(133)
3-MONTH USD - LIBOR	0.5575%	Quarterly	06/05/2027	USD	15,800	36	–	36
3-MONTH USD - LIBOR	2.44	Quarterly	04/04/2027	USD	10,400	(1,262)	–	(1,262)
3-MONTH USD - LIBOR	1.67	Quarterly	11/09/2026	USD	1,490	(99)	–	(99)
-0.043%	6-MONTH EUR - EURIBOR	Annually	11/10/2050	EUR	3,030	(13)	–	(13)
3-MONTH USD - LIBOR	1.66	Quarterly	11/08/2026	USD	1,490	(98)	–	(98)
CAD @ 0.698%	3-MONTH CAD CDOR	Semi-Annually	08/07/2025	CAD	50,410	(86)	–	(86)
3-MONTH USD - LIBOR	2.293%	Quarterly	08/04/2025	USD	2,717	(261)	–	(261)
0.512%	USD 3M LIBOR	Quarterly	06/09/2025	USD	89,410	(565)	–	(565)
3-MONTH USD - LIBOR	2.49%	Quarterly	06/09/2025	USD	1,710	(162)	–	(162)
2.31%	3-MONTH USD - LIBOR	Quarterly	05/18/2025	USD	2,820	(247)	–	(247)
3-MONTH USD - LIBOR	1.99%	Quarterly	04/21/2025	USD	2,760	(203)	–	(203)
0.9575%	3-MONTH CAD CDOR	Semi-Annually	03/25/2025	CAD	25,112	207	–	207
3-MONTH USD - LIBOR	1.60%	Quarterly	10/25/2026	USD	6,110	(396)	–	(396)
6-MONTH EUR - EURIBOR	.022%	Semi-Annually	11/10/2050	EUR	3,030	(61)	24	(84)

						$(4,378)	$24	$(4,401)

28	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

A list of the reverse repurchase agreements outstanding as of December 31, 2020 was as follows:

		Multi-Asset Real Return Fund
Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(18,480)	0.14%	$(18,480)
(20,850)	0.14%	(20,850)
(29,281)	0.14%	(29,281)
(73,548)	0.14%	(73,548)
(4,345)	0.16%	(4,345)
(13,352)	0.16%	(13,352)
(16,421)	0.16%	(16,421)
(8,207)	0.17%	(8,207)
(20,003)	0.17%	(20,003)
(26,594)	0.18%	(26,594)
(4,047)	0.19%	(4,047)
(8,443)	0.20%	(8,443)

		$(243,571)

Percentages are based on Net Assets of $790,537 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of December 31, 2020.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Security is a Master Limited Partnership. At December 31, 2020, such securities amounted to $37 ($ Thousands), or 0.0% of the Net Assets of the Fund.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2020, the value of these securities amounted to $89,883 ($ Thousands), representing 11.4% of the Net Assets of the Fund.

(E)	Security is in default on interest payment.
(F)	Perpetual security with no stated maturity date.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(H)	Refer to table below for details on Options Contracts.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CDOR — Canadian Dollar Offered Rate

Cl — Class

CLO — Collateralized Loan Obligation

CMBX — Commercial Mortgage-Backed Index

CMO — Collateralized Mortgage Obligation

CNY — Chinese Yuan Onshore

CVR — Contingent Value Rights

DAC — Designated Activity Company

DN — Discount Note

EAFE — Europe, Australasia and Far East

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

HKD — Hong Kong Dollar

HRW— Hard Red Winter

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

KC — Kansas City

KRW — Korean Won

LIBOR— London Interbank Offered Rate

LME — London Metal Exchange

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MYR — Malaysian Ringgit

MXN — Mexican Peso

NYMEX — New York Mercantile Exchange

NZD — New Zealand Dollar

OTC — Over The Counter

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

S&P— Standard & Poor’s

SEK — Swedish Krona

Ser — Series

STIBOR — Stockholm Interbank Offered Rate

TBA — To Be Announced

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

WTI — West Texas Intermediate

ZAR — South African Rand

The following is a list of the level of inputs used as of December 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	506,745	–	506,745
Common Stock	230,170	–	–	230,170
Corporate Obligations	–	112,828	–	112,828
Mortgage-Backed Securities	–	74,869	–	74,869
U.S. Government Agency Obligations	–	54,069	–	54,069
Sovereign Debt	–	18,731	–	18,731
Asset-Backed Securities	–	18,074	–	18,074
Municipal Bonds	–	2,347	–	2,347
Foreign Common Stock	102	–	–	102
Warrant	–	45	–	45
Rights	6	–	–	6

Total Investments in Securities	230,278	787,708	–	1,017,986

Securities Sold Short
Common Stock	(104,886)	–	–	(104,886)
Preferred Stock	(5)	–	–	(5)

Total Securities Sold Short	(104,891)	–	–	(104,891)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	29

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Inflation Managed Fund (Concluded)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	1,882	–	–	1,882
Written Options	(511)	–	–	(511)
Futures Contracts*
Unrealized Appreciation	9,989	–	–	9,989
Unrealized Depreciation	(3,403)	–	–	(3,403)
Forwards Contracts*
Unrealized Appreciation	–	2,052	–	2,052
Unrealized Depreciation	–	(3,181)	–	(3,181)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	220	–	220
Unrealized Depreciation	–	(1,762)	–	(1,762)
Total Return Swaps*
Unrealized Appreciation	–	974	–	974
Unrealized Depreciation	–	(205)	–	(205)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(1,616)	–	(1,616)
Interest Rate Swaps*
Unrealized Appreciation	–	243	–	243
Unrealized Depreciation	–	(4,644)	–	(4,644)
Reverse Repurchase Agreements	–	(243,571)	–	(243,571)

Total Other Financial Instruments	7,957	(251,490)	–	(243,533)

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended December 31, 2020 there were no transfers in or out of Level 3.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

As of December 31, 2020, Multi-Asset Inflation Managed Fund is the seller (“providing protection”) on a total notional amount of $7.9 million. As of December 31, 2020, Multi-Asset Inflation Managed Fund is the buyer (“receiving protection”) on a total notional amount of $22.1 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	$-	$-	$(1,953,106)	$(1,953,106)
Maximum potential amount of future payments	-	-	-	7,988,000	7,988,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-400	$-	$-	$-	$-	$-	$-
> than 400	-	-	-	-	7,988,000	7,988,000
Total	$-	$-	$-	$-	$7,988,000	$7,988,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

30	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Capital Stability Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 36.6%
U.S. Treasury Bills
0.089%, 02/02/2021 (A)	$147,497	$147,488
0.085%, 01/26/2021 (A)	36,914	36,913
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	1,757	2,531
3.625%, 04/15/2028	1,029	1,414
3.375%, 04/15/2032	305	465
2.500%, 01/15/2029	877	1,152
2.375%, 01/15/2025	1,761	2,058
2.375%, 01/15/2027	966	1,201
2.125%, 02/15/2040	710	1,100
2.125%, 02/15/2041	723	1,133
2.000%, 01/15/2026	1,333	1,585
1.750%, 01/15/2028	954	1,170
1.375%, 02/15/2044	1,539	2,216
1.000%, 02/15/2046	783	1,067
1.000%, 02/15/2048	761	1,059
1.000%, 02/15/2049	814	1,145
0.875%, 01/15/2029	8,529	10,023
0.875%, 02/15/2047	1,131	1,521
0.750%, 07/15/2028	2,008	2,335
0.750%, 02/15/2042	1,532	1,949
0.750%, 02/15/2045	1,390	1,792
0.625%, 04/15/2023	2,649	2,789
0.625%, 01/15/2024	2,720	2,919
0.625%, 01/15/2026	2,095	2,338
0.625%, 02/15/2043	918	1,144
0.500%, 04/15/2024	1,844	1,976
0.500%, 01/15/2028	2,855	3,237
0.375%, 07/15/2023	3,418	3,621
0.375%, 07/15/2025	2,760	3,031
0.375%, 01/15/2027	2,809	3,134
0.375%, 07/15/2027	2,023	2,276
0.250%, 01/15/2025	3,430	3,701
0.250%, 07/15/2029	1,894	2,144
0.250%, 02/15/2050	1,096	1,305
0.125%, 01/15/2022	2,236	2,276
0.125%, 04/15/2022	3,816	3,895
0.125%, 07/15/2022	2,861	2,949
0.125%, 01/15/2023	3,622	3,762
0.125%, 07/15/2024	2,573	2,755
0.125%, 10/15/2024	2,453	2,630
0.125%, 04/15/2025	3,036	3,266
0.125%, 10/15/2025	1,949	2,119
0.125%, 07/15/2026	2,465	2,711
0.125%, 01/15/2030	2,384	2,659
0.125%, 07/15/2030	3,210	3,601

Total U.S. Treasury Obligations (Cost $280,170) ($ Thousands)		287,555

Description	Face Amount (Thousands)		Market Value ($ Thousands)

COMMERCIAL PAPER (A) – 20.5%
Agricultural Bank of China 0.300%, 02/04/2021		$8,500	$8,498
American Honda Finance 0.270%, 01/28/2021		750	750
Andina de Fomento 0.250%, 01/05/2021		13,950	13,950
CNPC Finance HK 0.442%, 01/08/2021		14,150	14,149
ETP Legacy 0.650%, 01/05/2021		14,000	13,999
General Motors Financial 0.651%, 01/11/2021		3,150	3,149
Harley-Davidson Financial Services 0.420%, 02/17/2021		8,150	8,145
Hyundai Capital America 0.300%, 02/01/2021		14,350	14,346
Intesa Sanpaolo Funding 0.285%, 01/04/2021		14,150	14,149
Marathon Petroleum 0.601%, 02/02/2021		14,400	14,397
Plains All American Pipeline 0.650%, 01/05/2021		14,000	14,000
Southern California Edison 0.410%, 01/08/2021		5,950	5,950
0.390%, 01/04/2021		7,700	7,700
Walgreens Boots Alliance 0.320%, 02/03/2021		14,100	14,096
Waste Management 0.230%, 01/06/2021		14,000	14,000

Total Commercial Paper (Cost $161,272) ($ Thousands)			161,278

SOVEREIGN DEBT – 8.7%
Italy Buoni Ordinari del Tesoro BOT
-2.219%, 01/29/2021 (A)(B)	EUR	36,038	44,113
Japanese Government CPI Linked Bond
0.100%, 03/10/2026	JPY	1,375,012	13,358
0.100%, 03/10/2027		1,099,277	10,685

Total Sovereign Debt (Cost $67,667) ($ Thousands)			68,156

	Shares

EXCHANGE TRADED FUNDS – 8.3%

United States – 8.3%
Energy Select Sector SPDR Fund		38,659	1,465
Financial Select Sector SPDR Fund		31,034	915
Industrial Select Sector SPDR Fund		8,892	787
Invesco QQQ Trust Series, Ser 1		4,440	1,393

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Capital Stability Fund (Continued)

	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS (continued)
iShares Core S&P 500 ETF	83,913	$31,500
Materials Select Sector SPDR Fund	7,129	516
SPDR S&P Homebuilders ETF	7,005	404
Vanguard Intermediate-Term Corporate
Bond ETF	33,677	3,271
Vanguard S&P 500 ETF	58,148	19,985
Vanguard Small-Capital ETF	22,984	4,475
Xtrackers Harvest CSI 300 China A-Shares
ETF	6,657	267

Total Exchange Traded Funds (Cost $51,031) ($ Thousands)		64,978

	Face Amount (Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS – 5.6%
FHLB
2.000%, 09/09/2022	$14,285	14,732
1.625%, 11/19/2021	14,190	14,377
1.375%, 02/17/2023	4,655	4,776
0.125%, 08/12/2022	9,775	9,774

Total U.S. Government Agency Obligations (Cost $43,492) ($ Thousands)		43,659

	Shares

COMMON STOCK – 1.8%

United Kingdom – 0.0%
Medtronic PLC	2,922	342

United States – 1.8%

Communication Services – 0.3%
Facebook Inc, Cl A *	1,822	498
Netflix Inc *	878	475
Walt Disney Co/The *	5,917	1,072

		2,045

Consumer Discretionary – 0.5%
Amazon.com Inc, Cl A *	93	303
Carnival Corp *	2,801	61
Hovnanian Enterprises, Cl A *	1,082	36
KB Home	772	26
Las Vegas Sands Corp *	38,816	2,313
Lennar Corp, Cl A	414	32
MGM Resorts International	6,355	200
NIO ADR *	6,622	323
Norwegian Cruise Line Holdings Ltd *	5,284	134
PulteGroup Inc	729	31
Toll Brothers Inc	2,068	90
TRI Pointe Group Inc *	1,822	31

		3,580

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Financials – 0.7%
American Express Co	312	$38
Bank of America Corp	9,133	277
Bank of New York Mellon Corp/The	901	38
Berkshire Hathaway Inc, Cl B *	214	50
Cboe Global Markets Inc	529	49
Citigroup Inc	17,610	1,086
Discover Financial Services	602	54
Goldman Sachs Group Inc/The	240	63
JPMorgan Chase & Co	9,367	1,190
MarketAxess Holdings Inc	106	61
Morgan Stanley	15,343	1,051
US Bancorp	6,869	320
Wells Fargo & Co	36,034	1,088

		5,365

Health Care – 0.1%
BioNTech ADR *	2,476	202
Gilead Sciences Inc	2,024	118
Moderna Inc *	1,804	188
Pfizer Inc	10,217	376
Viatris Inc, Cl W *	1,267	24

		908

Industrials – 0.1%
Caterpillar Inc, Cl A	2,448	445
Delta Air Lines Inc, Cl A *	1,065	43
Southwest Airlines Co, Cl A *	7,355	343

		831

Information Technology – 0.1%
Apple Inc	1,725	229
Visa Inc, Cl A	3,693	808

		1,037

		13,766

Total Common Stock (Cost $10,936) ($ Thousands)		14,108

	Face Amount (Thousands)

MORTGAGE-BACKED SECURITY – 0.0%

Agency Mortgage-Backed Obligations – 0.0%

FNMA TBA
5.000%,01/01/2038	$200	221

Total Mortgage-Backed Security (Cost $221) ($ Thousands)		221

Total Investments in Securities – 81.5% (Cost $614,789) ($ Thousands)		$639,955

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Capital Stability Fund (Continued)

Description	Contracts	Market Value ($ Thousands)
PURCHASED OPTIONS* – 0.1%
Total Purchased Options (C) (Cost $439) ($ Thousands)	645	$819

WRITTEN OPTIONS* – (0.0)%
Total Written Options (C) (Premiums Received $399) ($ Thousands)	(1,452)	$(361)

A list of open exchange traded options held by the Fund at December 31, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands) †	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS – 0.1%
Put Options
SPX US 04/16/21 P3500*	12	$114	$3,500.00	4/17/2021	$118
TSLA US 01/15/21 P550*	15	64	550.00	1/16/2021	3

		178			121

Call Options
LVS US 02/19/21 C49*	618	261	49.00	2/20/2021	698

Total Purchased Options		439			$819

WRITTEN OPTIONS – (0.0)%
Put Options
LVS US 02/19/21 P36*	(154)	$(29)	36.00	02/20/21	$(4)
LVS US 02/19/21 P38*	(618)	(155)	38.00	02/20/21	(21)
SPX US 04/16/21 P2500*	(20)	(23)	2,500.00	04/17/21	(21)
SPX US 04/16/21 P3050*	(12)	(42)	3,050.00	04/17/21	(42)
TSLA US 01/15/21 P460*	(15)	(43)	460.00	01/16/21	(1)

		(292)			(89)

Call Options
LVS US 02/19/21 C60*	(618)	(86)	60.00	02/20/21	(232)
TSLA US 01/15/21 C720*	(15)	(21)	720.00	01/16/21	(40)

		(107)			(272)

Total Written Options		(399)			$(361)

† Represents Cost.

A list of the open futures contracts held by the Fund at December 31, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Australian 3-Year Bond	18	Mar-2021	$1,602	$1,631	$1
Australian 10-Year Bond	17	Mar-2021	1,887	1,931	3
CAC40 10 Euro Index	11	Jan-2021	737	746	3
Canadian 10-Year Bond	179	Mar-2021	20,484	20,949	89
DAX Index	1	Mar-2021	405	421	13
Euro STOXX 50	(65)	Mar-2021	(2,791)	(2,823)	(22)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Capital Stability Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro-OAT	1	Mar-2021	$203	$205	$1
FTSE 100 Index	(11)	Mar-2021	(963)	(965)	12
FTSE 100 Index	23	Mar-2021	1,994	2,018	(11)
FTSE MIB Index	1	Mar-2021	132	135	2
Hang Seng Index	(9)	Jan-2021	(1,530)	(1,580)	(49)
IBEX	3	Jan-2021	294	296	–
Japanese 10-Year Bond	(11)	Mar-2021	(16,049)	(16,186)	12
Long Gilt 10-Year Bond	61	Apr-2021	10,955	11,302	106
MSCI EAFE Index	325	Mar-2021	34,224	34,626	402
MSCI Emerging Markets	74	Mar-2021	4,624	4,766	143
MSCI Singapore Index	40	Jan-2021	978	979	(6)
NASDAQ 100 Index E-MINI	4	Mar-2021	1,010	1,031	21
Nikkei 225 Index	18	Mar-2021	2,409	2,478	69
Nikkei 225 Index	245	Mar-2021	6,221	6,512	239
OMX Stockholm 30	(39)	Jan-2021	(885)	(892)	6
OMX Stockholm 30	53	Jan-2021	1,199	1,212	(9)
Russell 2000 Index E-MINI	44	Mar-2021	4,212	4,345	132
S&P 500 Index E-MINI	70	Mar-2021	12,817	13,121	304
S&P Mid Cap 400 Index E-MINI	24	Mar-2021	5,368	5,528	160
S&P TSX 60 Index	33	Mar-2021	5,396	5,330	(59)
SPI 200 Index	(6)	Mar-2021	(744)	(757)	4
SPI 200 Index	28	Mar-2021	3,516	3,531	(54)
U.S. 5-Year Treasury Note	471	Apr-2021	59,303	59,423	121
U.S. 10-Year Treasury Note	332	Mar-2021	45,792	45,842	49
U.S. Long Treasury Bond	3	Mar-2021	521	520	(2)

			$203,321	$205,675	$1,680

A list of the open forward foreign currency contracts held by the Fund at December 31, 2020 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
ANZ	01/12/21	AUD	1,011	USD	763	$(18)
ANZ	01/12/21	USD	1,025	AUD	1,377	38
ANZ	08/13/21	HKD	57,660	USD	7,437	(2)
Bank of America	01/15/21	INR	55,641	USD	751	(10)
Bank of America	01/21/21	ILS	2,132	USD	637	(28)
Bank of America	01/22/21	USD	500	RUB	39,024	27
Barclays PLC	01/15/21	EUR	422	SEK	4,325	11
Barclays PLC	01/15/21	NOK	5,791	USD	660	(17)
Barclays PLC	01/21/21	GBP	376	USD	501	(13)
Barclays PLC	01/22/21	RUB	96,669	USD	1,306	2
Barclays PLC	01/27/21	USD	1,309	TWD	36,625	–
Barclays PLC	02/18/21	CAD	1,296	USD	1,005	(13)
Barclays PLC	03/25/21	USD	2,032	MYR	8,432	76
Barclays PLC	03/25/21	MYR	8,985	USD	2,188	(58)
Barclays PLC	04/22/21	USD	251	KRW	273,346	–
BNP Paribas	01/21/21	USD	574	ILS	1,843	1
BNP Paribas	01/21/21	GBP	1,332	USD	1,789	(31)
BNP Paribas	03/17/21	USD	756	EUR	620	3
Brown Brothers Harriman	01/07/21	USD	504	SGD	684	14
Brown Brothers Harriman	01/07/21	USD	1,037	THB	31,461	13
Brown Brothers Harriman	01/07/21	THB	31,461	USD	1,021	(29)

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	01/12/21	USD	255	AUD	334	$3
Brown Brothers Harriman	01/12/21	AUD	3,712	USD	2,663	(202)
Brown Brothers Harriman	01/15/21	USD	253	NOK	2,297	15
Brown Brothers Harriman	01/21/21	GBP	290	USD	387	(9)
Brown Brothers Harriman	01/21/21	USD	638	GBP	476	13
Brown Brothers Harriman	01/21/21	ILS	1,277	USD	381	(17)
Brown Brothers Harriman	01/21/21	TRY	1,847	USD	249	3
Brown Brothers Harriman	01/29/21	CHF	612	USD	674	(19)
Brown Brothers Harriman	02/04/21	USD	253	ZAR	3,883	10
Brown Brothers Harriman	02/04/21	ZAR	3,883	USD	253	(11)
Brown Brothers Harriman	02/18/21	USD	480	CAD	617	4
Brown Brothers Harriman	02/25/21	USD	248	MXN	4,981	–
Brown Brothers Harriman	02/25/21	MXN	5,050	USD	249	(3)
Brown Brothers Harriman	02/26/21	USD	307	JPY	31,587	(1)
Brown Brothers Harriman	03/05/21	USD	255	NZD	357	2
Brown Brothers Harriman	03/17/21	EUR	435	USD	531	(2)
Brown Brothers Harriman	03/17/21	USD	253	EUR	206	–
Brown Brothers Harriman	03/17/21	USD	252	EUR	204	(1)
Brown Brothers Harriman	03/24/21	PLN	3,737	USD	999	(5)
Citigroup	01/14/21	USD	1,047	KRW	1,191,079	49
Citigroup	01/14/21	USD	1,211	COP	4,341,353	59
Citigroup	01/14/21	KRW	551,171	USD	505	(3)
Citigroup	01/14/21	CLP	997,992	USD	1,364	(41)
Citigroup	01/14/21	COP	1,295,847	USD	377	(2)
Citigroup	01/15/21	USD	386	NOK	3,494	23
Citigroup	01/22/21	RUB	37,006	USD	505	6
Citigroup	01/27/21	USD	518	TWD	14,535	2
Citigroup	02/18/21	USD	4,739	CAD	6,061	21
Credit Suisse First Boston	01/07/21	SGD	684	USD	501	(17)
Credit Suisse First Boston	01/07/21	USD	757	SGD	1,006	4
Credit Suisse First Boston	01/21/21	USD	507	ILS	1,649	7
Credit Suisse First Boston	01/21/21	USD	507	TRY	3,957	22
Credit Suisse First Boston	01/21/21	ILS	3,320	USD	1,015	(19)
Credit Suisse First Boston	02/10/21	CNY	4,798	USD	733	(2)
Credit Suisse First Boston	02/18/21	CAD	1,289	USD	1,011	(1)
Credit Suisse First Boston	02/25/21	USD	594	MXN	11,850	(3)
Credit Suisse First Boston	02/26/21	USD	1,103	JPY	114,524	7
Deutsche Bank	01/14/21	USD	756	PEN	2,725	(2)
Deutsche Bank	01/15/21	USD	998	INR	74,029	14
Deutsche Bank	01/21/21	USD	502	ILS	1,612	–
Deutsche Bank	02/26/21	JPY	11,160,107	USD	107,146	(1,036)
Goldman Sachs	01/14/21	KRW	420,368	USD	377	(10)
Goldman Sachs	01/15/21	USD	254	INR	18,942	5
Goldman Sachs	01/27/21	USD	518	TWD	14,425	(3)
Goldman Sachs	03/25/21	USD	701	MYR	2,858	13
Goldman Sachs	07/07/21	TWD	21,809	USD	797	(5)
HSBC	01/22/21	USD	247	RUB	19,068	10
JPMorgan Chase Bank	08/01/07	USD	–	ZAR	1,295,847	–

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	01/21/21	USD	511	GBP	384	$14
Morgan Stanley	01/14/21	USD	1,532	CLP	1,148,628	85
Morgan Stanley	01/14/21	CLP	192,824	USD	254	(17)
Morgan Stanley	01/21/21	USD	510	GBP	377	6
Morgan Stanley	02/10/21	USD	1,239	CNH	8,123	8
Morgan Stanley	03/17/21	EUR	1,053	USD	1,289	(1)
Morgan Stanley	03/24/21	USD	1,518	PLN	5,591	(16)
RBS	01/12/21	USD	507	AUD	688	24
RBS	01/14/21	USD	389	COP	1,423,642	27
RBS	01/14/21	USD	506	KRW	565,846	15
RBS	01/14/21	USD	766	CLP	575,871	46
RBS	01/14/21	USD	766	JPY	79,829	7
RBS	01/14/21	COP	2,589,198	USD	710	(47)
RBS	01/15/21	SEK	4,325	USD	513	(14)
RBS	01/15/21	INR	18,849	USD	253	(4)
RBS	01/21/21	USD	507	GBP	376	7
Standard Bank	01/14/21	PHP	24,392	USD	507	(1)
Standard Bank	01/15/21	USD	515	EUR	422	1
Standard Bank	01/15/21	INR	18,441	USD	247	(5)
Standard Bank	01/27/21	TWD	50,695	USD	1,799	(14)
Standard Bank	07/07/21	USD	788	TWD	21,809	14
UBS	01/14/21	COP	3,175,797	USD	848	(81)
UBS	01/21/21	USD	510	GBP	384	14
UBS	01/22/21	USD	1,019	RUB	75,585	–
UBS	01/27/21	TWD	14,535	USD	517	(3)
UBS	03/05/21	NZD	7,415	USD	5,286	(52)

						$(1,143)

A list of the open OTC swap agreements held by the Fund at December 31, 2020, is as follows:

Variance Swaps
Counterparty	Reference Entity/ Obligation	Volatility Strike Price	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value ( Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America Merrill Lynch	USDEUR VARSWAP Long	7.32%	Quarterly	11/20/2021	USD	21	$–	$–	$–
Bank of America Merrill Lynch	USDJPY VARSWAP Long	7.20%	Quarterly	9/18/2021	USD	(33)	–	–	–
Bank of America Merrill Lynch	USDJPY VARSWAP Long	7.85%	Quarterly	9/18/2021	USD	38	(2)	–	(2)

							$(2)	$–	$(2)

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Capital Stability Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2020, are as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.CD.SI.34	Sell	1.00%	Quarterly	06/20/2025	(11,104)	$182	$(161)	$343
CDX.NA.HY.S35V1-5Y	Sell	5.00%	Quarterly	12/20/2025	(7,880)	735	557	178
CDX.NA.IG.S34V1-5Y	Sell	5.00%	Quarterly	06/20/2025	(2,539)	217	112	105
CDX.NA.IG.S34V1-5Y	Sell	1.00%	Quarterly	06/20/2025	(1,670)	27	25	2
CDX.NA.IG.S35V1-5Y	Sell	1.00%	Quarterly	12/20/2025	(7,250)	178	165	13
CDX.OVER.S33V1-5Y	Sell	5.00%	Quarterly	06/20/2025	(461)	61	35	26
ITRAXX.XOVER.S34V1-5Y	Sell	5.00%	Quarterly	12/20/2025	(1,070)	$155	$117	$38

						$1,555	$850	$705

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH AUD - BBSW	0.88%	Semi-Annual	06/02/2030	USD	290	$(1)	$–	$(1)
3-MONTH NZD - BKBM	0.911%	Semi-Annual	12/11/2030	USD	1,520	(7)	–	(7)
6-MONTH AUD - BBSW	1.005%	Semi-Annual	12/10/2030	USD	1,580	4	–	4
3M NZD BKBM	0.865%	Semi-Annual	12/03/2030	USD	2,000	(15)	–	(15)
6M AUD BBSW	0.897%	Semi-Annual	12/02/2030	USD	2,130	(12)	–	(12)
3M NZD BKBM	0.895%	Semi-Annual	11/26/2030	USD	2,780	(15)	–	(15)
6M AUD BBSW	0.888%	Semi-Annual	11/25/2030	USD	3,100	(19)	–	(19)
3-MONTH NZD - BKBM	0.5475%	Semi-Annual	11/10/2030	USD	1,910	(56)	–	(56)
6-MONTH AUD - BBSW	0.7325%	Semi-Annual	11/09/2030	USD	1,830	(30)	–	(30)
3-MONTH NZD - BKBM	0.4660%	Semi-Annual	10/21/2030	USD	970	(33)	–	(33)
6-MONTH AUD - BBSW	0.7170%	Semi-Annual	10/20/2030	USD	1,200	(21)	–	(21)
3-MONTH NZD - BKBM	0.52%%	Semi-Annual	10/08/2030	USD	780	(24)	–	(24)
6-MONTH AUD - BBSW	0.79%	Semi-Annual	10/07/2030	USD	680	(8)	–	(8)
3-MONTH NZD - BKBM	0.59%	Semi-Annual	08/20/2030	USD	1,300	(30)	–	(30)
6-MONTH AUD - BBSW	1.019%	Semi-Annual	12/17/2030	USD	940	3	–	3
6-MONTH AUD - BBSW	0.81%	Semi-Annual	08/19/2030	USD	1,310	(10)	–	(10)
6-MONTH AUD - BBSW	0.742%	Semi-Annual	08/10/2030	USD	1,120	(14)	–	(14)
3-MONTH NZD - BKBM	0.638%	Semi-Annual	08/10/2030	USD	1,400	(28)	–	(28)
6-MONTH AUD - BBSW	0.744%	Semi-Annual	08/07/2030	USD	1,310	(16)	–	(16)
3M NZD BKBM	0.679%	Semi-Annual	07/31/2030	USD	940	(16)	–	(16)
6M AUD BBSW	0.793%	Semi-Annual	07/30/2030	USD	930	(8)	–	(8)
3-MONTH NZD - BKBM	0.695%	Semi-Annual	07/24/2030	USD	890	(14)	–	(14)
6-MONTH AUD - BBSW	0.795%	Semi-Annual	07/23/2030	USD	930	(8)	–	(8)
3-MONTH NZD - BKBM	0.7315%	Semi-Annual	07/17/2030	USD	1,500	(19)	–	(19)
6-MONTH AUD - BBSW	0.845%	Semi-Annual	07/16/2030	USD	1,600	(7)	–	(7)
3-MONTH NZD - BKBM	0.7795%	Semi-Annual	07/09/2030	USD	550	(5)	–	(5)
6-MONTH AUD - BBSW	0.8425%	Semi-Annual	07/08/2030	USD	630	(2)	–	(2)
3-MONTH NZD - BKBM	0.77%	Semi-Annual	07/03/2030	USD	310	(4)	–	(4)
6-MONTH AUD - BBSW	0.90%	Semi-Annual	07/02/2030	USD	760	(2)	–	(2)
3-MONTH NZD - BKBM	0.641%	Semi-Annual	08/11/2030	USD	990	(19)	–	(19)
3-MONTH NZD - BKBM	0.945%	Semi-Annual	12/18/2030	USD	1,010	(2)	–	(2)

						$(438)	$–	$(438)

Percentages are based on Net Assets of $785,348 ($ Thousands).
*	Non-income producing security.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(C)	Refer to table below for details on Options Contracts.

AUD – Australian Dollar

CAD – Canadian Dollar

CBOE – Chicago Board Options Exchange

CHF – Swiss Franc

Cl – Class

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Capital Stability Fund (Continued)

CLP – Chilean Peso

CNH – Chinese Yuan Offshore

COP – Colombian Peso

DAX – German Stock Index

EAFE – Europe, Australasia and Far East

ETF – Exchange-Traded Fund

EUR – Euro

FHLB – Federal Home Loan Bank

FNMA – Federal National Mortgage Association

FTSE– Financial Times Stock Exchange

GBP – British Pound Sterling

HKD – Hong Kong Dollar

IBEX – International Business Exchange

INR – Indian Rupee

ILS – Israeli New Sheckels

JPY – Japanese Yen

KRW – Korean Won

Ltd. – Limited

MSCI – Morgan Stanley Capital International

MXN – Mexican Peso

MYR – Malaysian Ringgit

NASDAQ – National Association of Securities Dealers and Automated Quotations

NOK – Norwegian Krone

NZD – New Zealand Dollar

OMX – Option Market Index

PEN – Peruvian Sol

PHP – Philippine Peso

PLC – Public Limited Company

PLN – Polish Zloty

RUB – Russian Ruble

S&P– Standard & Poor’s

SEK – Swedish Krona

Ser – Series

SPDR – Standard & Poor’s Depository Receipt

SGD – Singapore Dollar

SPI – Share Price Index

TBA – To Be Announced

THB – Thai Bhat

TRY – Turkish Lira

TSX – Toronto Stock Exchange

TWD – Taiwan Dollar

USD – U.S. Dollar

ZAR – South African Rand

The following is a list of the levels of inputs used as of December 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	287,555	–	287,555
Commercial Paper	–	161,278	–	161,278
Sovereign Debt	–	68,156	–	68,156
Exchange Traded Funds	64,978	–	–	64,978
U.S. Government Agency Obligations	–	43,659	–	43,659
Common Stock	14,108	–	–	14,108
Mortgage-Backed Security	–	221	–	221

Total Investments in Securities	79,086	560,869	–	639,955

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	819	–	–	819
Written Options	(361)	–	–	(361)
Futures Contracts*
Unrealized Appreciation	1,892	–	–	1,892
Unrealized Depreciation	(212)	–	–	(212)
Forwards Contracts*
Unrealized Appreciation	–	745	–	745
Unrealized Depreciation	–	(1,888)	–	(1,888)
OTC Swaps
Variance Swaps*
Unrealized Depreciation	(2)	–	–	(2)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	705	–	705
Interest Rate Swaps*
Unrealized Appreciation	–	7	–	7
Unrealized Depreciation	–	(445)	–	(445)

Total Other Financial Instruments	2,136	(876)	–	1,260

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Multi-Asset Capital Stability Fund (Concluded)

As of December 31, 2020, Multi-Asset Capital Stability Fund is the seller (“providing protection”) on a total notional amount of $33.9 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	-	-	-	$1,554,986	$1,554,986
Maximum potential amount of future payments	-	-	-	32,316,225	32,316,225
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	-	-	$20,024,000	-	-	$20,024,000
101-200	-	-	-	-	-	-
201-300	-	-	12,292,225	-	-	12,292,225
301-400	-	-	-	-	-	-
> than 400	-	-	-	-	-	-
Total	-	-	$32,316,225	-	-	$32,316,225

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2020	9